UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Des Moines, IA 50392-2080
(Name and address of agent for service)

Registrant’s telephone number, including area code: 515-247-6783

Date of fiscal year end:	August 31, 2012

Date of reporting period:	August 31, 2012

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Institutional, J & R Share Classes

Annual Report

August 31, 2012

Table of Contents

Market Highlights	1
Important Fund Information	2
Bond Market Index Fund	3
Diversified Real Asset Fund	4
Global Multi-Strategy Fund	5
International Equity Index Fund	6
Preferred Securities Fund	7
Small-MidCap Dividend Income Fund	8
Glossary	9
Financial Statements	11
Notes to Financial Statements	24
Schedules of Investments	43
Financial Highlights (Includes performance information)	134
Report of Independent Registered Public Accounting Firm	142
Shareholder Expense Example	143
Supplemental Information	145

Economic & Financial Market Review

For most of the past two years, the markets have operated under the major threat of a possible unmanaged Greek default. The deteriorating situation in Greece has caused fear that default in that country could trigger a contagion of defaults in other troubled European nations, as well as in a large portion of the European banking system. As of August 31, 2012, Greece continued to struggle, with no long-term solution yet in place. Meanwhile, Spain and Italy continued to experience the pain of the spreading debt crisis.

Despite ongoing concern over sovereign debt issues in Europe, U.S. equities enjoyed strong results for the year ending August 31st. The U.S. market’s positive tone was in part directly related to Central Bank policy initiatives in both the U.S. and Europe. The U.S. Federal Reserve continued its purchase of securities through various programs, while the European Central Bank (ECB) continued working on the bailout of Greece and support programs for Italy and Spain. These ongoing efforts helped spur the broad U.S. equities market, which finished the 12-month period with a 17.0% return.1

Signs of some progress in the U.S. economy also helped push U.S. equities higher (though the overall economic situation remained somewhat subdued). Unemployment decreased to 8.1% in August 2012 as compared to 9.1% in August 2011. While this decrease was partly due to an increase in nonfarm payroll employment, it also resulted partly from a reduction in the labor force as discouraged workers fell out of the unemployed tally. Though the number of long-term unemployed workers (those jobless for 27 or more weeks) remained an issue, the stubbornly high long-term jobless number showed improvement during the period.2 The housing situation also showed some improvement. Residential housing starts grew from 581,000 units in August 2011 to 750,000 units in August 2012, an increase of almost 30%.3 Consumer confidence improved as well; the consumer confidence index rose from 45.2 in September 2011 to 61.3 as of August 2012.4

Within U.S. equities, large-cap stocks generally outperformed smaller-caps due to ongoing risk aversion and flight to perceived quality during the period. From a style perspective, small- and mid-cap value outperformed small- and mid-cap growth. Value benefited both from lower exposure to the energy sector (which suffered from eroding commodities prices) and higher exposure to financials (which showed strength due to the efforts undertaken by the Fed and the ECB). Within U.S. large-caps, however, growth was propelled to perform similarly as value due to very strong results delivered by a single stock — Apple — which experienced extremely strong sales and market growth during the period.5

Meanwhile, international equities in both developed and emerging markets considerably lagged U.S. equities during the period, pulled down significantly by the ongoing sovereign debt issues in Europe and by a strong U.S. dollar. International emerging markets were further hurt by signs of economic deceleration, especially in China. As a result, emerging markets delivered the weakest performance, down -5.8%, while developed markets delivered 0.0%.6

In fixed income, U.S. Treasury yields generally fell as investors focused on the volatile situation in Europe and signs of slowing growth in the U.S. and international emerging markets. The 10-year Treasury yield fell from 2.30% to 1.57%, while the yield on the 2-year Treasury fell slightly from 0.23% to 0.22%.7 The Fed continued its accommodative stance, including the continuation of Operation Twist (selling short-term securities and using the proceeds to buy longer-term securities), originally set to expire on June 30, 2012. The extension fell short of the additional accommodative action that investors were seeking. In its statement released August 1, 2012, the Fed noted that economic activity decelerated in the first half of the year and that it was likely to keep rates at current levels through at least late 2014.8

Non-Treasury fixed income asset classes performed well during the period, reflecting in part investors’ search for yield. High-yield corporate bonds led the pack, outperforming duration-adjusted Treasuries by 10.52%, while investment-grade corporate bonds outperformed them by 3.75%. Within investment-grade fixed income, financial corporates performed best, outpacing duration-adjusted Treasuries by 6.00% (despite a rash of rating-agency downgrades).9

1 Broad U.S. equities market: Russell 3000 Index 2 U.S. Dept. of Labor, Bureau of Labor Statistics; bls.gov

3 “Housing Starts, Monthly, Seasonally Adjusted Annual Rate,” updated August 2012; research.stlouisfed.org/fred2/series/HOUST 4 The Conference Board Consumer Confidence Index; conference-board.org/data/consumerconfidence.cfm

5 U.S. value equities (mid-, small- & large-caps): Russell Midcap Value Index, Russell 2000 Value Index & Russell 1000 Value Index; U.S. growth equities (mid-, small- & large-caps): Russell Midcap Growth Index, Russell 2000 Growth Index & Russell 1000 Growth Index 6 International emerging markets: MSCI Emerging Market Index; International developed markets: MSCI EAFE Index 7 FactSet (U.S. Treasury Constant Maturity 10-year and 2-year yields) 8 Federal Reserve Bank Federal Open Market Committee statement, released 8/1/2012; federalreserve.gov/newsevents/press/monetary/20120801a.htm 9 Barclays Live (Barclays US Corporate High Yield Index and components of the Barclays Aggregate Bond Index)

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of the institutional share class.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class R Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

See glossary on page 9 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Bond Market Index Fund

Sub-Advisor: Mellon Capital Management Corporation

Average Annual Total Returns* as of August 31, 2012
			Since	Inception	Extended
		1-Year			Performance
			Inception	Date	Inception Date
Class J Shares	Excluding Sales Charge	4.84%	5.51%	3/16/10	12/30/09
	Including Sales Charge	3.84%	5.51%
Institutional Shares		5.50%	6.35%	12/30/09	-
R-1 Shares		4.57%	5.40%	12/30/09	-
R-2 Shares		4.67%	5.54%	12/30/09	-
R-3 Shares		4.87%	5.75%	12/30/09	-
R-4 Shares		5.16%	5.96%	12/30/09	-
R-5 Shares		5.25%	6.08%	12/30/09	-

What contributed to or detracted from Fund performance during the fiscal year?

Security selection within the mortgage pass-through sector contributed positively to performance. Sector allocation within the mortgage-backed securities sector also added value. Security selection within the corporate industrial sector benefited results as well. Transaction costs due to continued cash inflows throughout the 12-month period detracted the most from performance. Security selection within the corporate industrial sector negatively impacted results in the months of March and May. Additionally, sector selection within the commercial mortgage-backed securities sector detracted from performance in the month of January.

Diversified Real Asset Fund

Sub-Advisors: BlackRock Financial Management, Inc., Brookfield Investment Management, Inc. Credit Suisse Asset Management, LLC, Jennison Associates, LLC, Principal Management Corp., Principal Real Estate Investors, LLC, Symphony Asset Management, LLC and Tortoise Capital Advisors, LLC.

Average Annual Total Returns* as of August 31, 2012
	1-Year	Since Inception	Inception Date
Institutional Shares	3.93%	9.24%	3/16/10

What contributed to or detracted from Fund performance during the fiscal year?

From an asset allocation perspective, the Diversified Real Asset Fund benefited most from underweights to the Commodities sleeve (sub-advised by Credit Suisse Asset Management) and the Natural Resource Stocks sleeves (sub-advised by Jennison Associates). In terms of manager performance, the Global Real Estate Investment Trust (REIT) sleeve (sub-advised by Principal Real Estate Investors), the Master Limited Partnership (MLP) sleeve (sub-advised by Tortoise Capital Advisors) and the Infrastructure sleeve (sub-advised by Brookfield Investment Management) outperformed their respective benchmarks for the period, which contributed positively to results. Stock selection within the United Kingdom was the largest contributor to outperformance within the Global REITs sleeve, while security selection within the Refined Products Pipelines subsector contributed to manager outperformance in the MLP sleeve. Within the Infrastructure sleeve, manager outperformance was driven largely by strong results from portfolio positions in North America and positive stock selection within the energy sector. From an asset allocation perspective, an underweight to the Global REITs sleeve negatively impacted results the most. In terms of managers, weak performance by the Natural Resource Stocks manager relative to the benchmark detracted the most, particularly in the energy and materials sectors.

Global Multi-Strategy Fund

Sub-Advisors: AQR Capital Management, LLC. Cliffwater, LLC, CNH Partners, LLC, Loomis, Sayles & Company, L.P., Los Angeles Capital Management and Equity Research, Inc., Pacific Investment Management Company, LLC, Principal Management Corp., and Wellington Management Company, LLP.

Average Annual Total Returns* as of August 31, 2012
	Since Inception	Inception Date
Institutional Shares	3.50%	10/24/11

What contributed to or detracted from Fund performance during the fiscal year?

Manager outperformance has been the lead contributor to the portfolio's positive performance since inception. Los Angeles (LA) Capital Management and Equity Research, Inc, Wellington Management Company, LLP, Loomis, Sayles & Company, L.P. and Pacific Investment Management Company, LLC (PIMCO) all have supplied strong absolute and relative returns. LA Capital's Equity Long/Short sleeve significantly outperformed its peer group through a combination of security selection and positioning. Wellington's Equity Long/Short sleeve's positive performance was driven primarily by security selection, especially in information technology, consumer discretionary, energy and financials. Loomis Sayles' Credit Long/Short sleeve benefited from the decrease in interest rates during the period, as the sleeve has maintained positive duration since inception. Several of Loomis’ currency hedges (implemented through currency forwards) also performed well. PIMCO's Multi-Strategy sleeve had exposure to U.S. Treasury Inflation Protection Securities (TIPS), corporate credit, municipals and mortgage-backed securities, which contributed to their positive performance. PIMCO’s rates and duration strategies have been mixed; curve positioning trades (partially implemented through swaptions) have been positive while duration hedges (partially implemented through swaps) have been negative. AQR's Multi-Strategy sleeve has delivered a flat net return since inception of the portfolio. The largest detractor has been the firm's equity market neutral strategy, followed by the global macro strategy (partially implemented through index futures and currency futures). Underweights to the event-driven and fixed-income relative value strategies also detracted from AQR's results.

International Equity Index Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of August 31, 2012
	1-Year	Since Inception	Inception Date
Institutional Shares	-0.27%	-0.20%	12/30/09
R-1 Shares	-1.20%	-1.08%	12/30/09
R-2 Shares	-1.11%	-1.00%	12/30/09
R-3 Shares	-0.81%	-0.77%	12/30/09
R-4 Shares	-0.60%	-0.56%	12/30/09
R-5 Shares	-0.48%	-0.45%	12/30/09

What contributed to or detracted from Fund performance during the fiscal year?

The Fund performed in line with the MSCI EAFE Index during the period. Five of the 10 economic sectors in the index posted positive returns, led by the health care and consumer staples sectors. Top contributors included Kikkoman (producer/marketer of soy sauce, alcoholic beverages and other food products) and Sino Land Company Ltd. (developer, investor and financial services provider). Another top contributor was Keppel Corp. Ltd (with core offshore, marine, infrastructure, property investment and development, telecommunications and transportation, energy, and engineering businesses). The materials and information technology sectors were the weakest performers during the period. The largest detractors included Iberdrola S.A. (generates, distributes, trades and markets electricity), Sharp Corporation (consumer and industrial electronics manufacturer) and Sumitomo Metal Mining Co, Ltd (develops and mines non-ferrous metals in Japan and overseas).

Preferred Securities Fund

Sub-Advisor: Spectrum Asset Management, Inc.

Average Annual Total Returns* as of August 31, 2012
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	11.96%	7.05%	5.23%	12/29/03	5/1/02
	Including Sales Charge	10.96%	7.05%	5.23%
Institutional Shares		12.49%	7.77%	6.01%	5/1/02	-
R-1 Shares		11.60%	6.85%	5.09%	11/1/04	5/1/02
R-2 Shares		11.80%	6.98%	5.24%	6/1/04	5/1/02
R-3 Shares		11.96%	7.18%	5.43%	6/1/04	5/1/02
R-4 Shares		12.17%	7.37%	5.60%	6/1/04	5/1/02
R-5 Shares		12.28%	7.51%	5.75%	6/1/04	5/1/02

What contributed to or detracted from Fund performance during the fiscal year?

The U.S. sector of the portfolio was responsible for nearly half of the portfolio's positive performance during the period, with the balance being spread among 16 other developed countries. On a sector basis, non-U.S. banking was the top performer; the U.S. banking, multiline insurance, reinsurance, telecom and life insurance sectors benefited results as well. Firms that outperformed relative to the benchmark index were Nationwide Financial, Royal Bank of Scotland, Prudential Insurance, ZFS Financial and Allstate. The largest detractors from performance were less positive rather than negative. Sectors that benefited performance the least included media, computers, entertainment, cable and industrials. Firms that underperformed relative to the benchmark index were Dominion Resources, Rabobank, Goldman Sachs, Deutsche Bank and ING. The floating-rate paper in the portfolio also underperformed, given the 80 basis point decline in interest rate swap yields during the period.

Small-MidCap Dividend Income Fund

Sub-Advisors: Edge Asset Management, Inc.

Average Annual Total Returns* as of August 31, 2012
	1-Year	Since Inception	Inception Date
Institutional Shares	17.87%	7.71%	6/6/11

What contributed to or detracted from Fund performance during the fiscal year?

Security selection in the financial sector aided performance; in particular, the portfolio benefited when Nationwide acquired Harleysville at a premium. Security selection within the industrial sector also contributed positively to returns. Within the materials sector, security selection added to results as RPM International and Canexus outpaced the sector. Weak security selection within the consumer discretionary sector detracted from results. Also, security selection in the health care sector detracted as Computer Programs & Systems lagged. An overweight to the telecommunications sector, which lagged the index, detracted from results as well.

Glossary

Barclays Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Barclays U.S. Tier I Capital Securities Index:

Tracks the market for deeply subordinated fixed income Securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings Agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays U.S. Treasury Inflation Protection Securities (TIPS) Index:

An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

BofA Merrill Lynch Fixed Rate Preferred Securities Index:

Tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.

Diversified Real Asset Custom Index:

Composed of 30% Barclays U.S. Treasury TIPS Index, 20% MSCI U.S. REIT Index, 25% Dow Jones UBS Commodity Index, 15% S&P North American Natural Resources Index, and 10% Tortoise MLP Index.

Dow Jones UBS Commodity Index: Composed of futures contracts on physical commodities.

Hedge Fund Research, Inc. (HFRI) Fund-of-Funds Composite Index

The equal-weighted index consists of over 800 constituent hedge funds, including both domestic and offshore funds.

Morgan Stanley Capital International (MSCI) EAFE Index NDTRD:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australasia, and the Far East.

Morgan Stanley Capital International (MSCI) U.S. Real Estate Investment Trust (REIT) Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Morningstar Foreign Large Blend Category:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Category:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Morningstar Moderate Allocation Category:

An average of the net asset value (NAV) returns of mutual funds with 50–70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Multialternative Category:

These funds will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

Glossary

Morningstar Small Value Category:

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Russell 2500® Value Index:

Measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P North American Natural Resources Index:

Measures the performance of U.S. traded stocks of natural resource related companies in the U.S. and Canada.

Tortoise Master Limited Partnership (MLP) Index

A float-adjusted, capitalization weighted index of energy master limited partnerships comprised of the following sub sectors: Crude Oil Pipelines, Gathering & Processing, Natural Gas Pipelines, and Refined Products Pipelines.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2012

		Bond Market		Diversified Real
Amounts in thousands, except per share amounts	Blue Chip Fund	Index Fund		Asset Fund
Investment in securities--at cost	$4,998	$1,666,664		$1,214,223
Foreign currency--at cost	$–	$–		$2,673
Assets
Investment in securities--at value	$5,305	$1,724,517		$1,268,418
Foreign currency--at value	–	–		2,675
Cash	17	1,010		38,248
Deposits with counterparty	–	–		112
Receivables:
Dividends and interest	10	9,311		2,211
Expense reimbursement from Manager	17	–		106
Expense reimbursement from Distributor	–	5		–
Foreign currency contracts	–	–		210
Fund shares sold	–	175		2,775
Investment securities sold	8	25,814		7,817
Variation margin on futures contracts	–	–		204
Total Assets	5,357	1,760,832		1,322,776
Liabilities
Accrued management and investment advisory fees	3	343		905
Accrued administrative service fees	–	2		–
Accrued distribution fees	–	17		87
Accrued service fees	–	9		–
Accrued transfer agent fees	2	21		108
Accrued directors' expenses	1	11		9
Accrued other expenses	11	29		53
Payables:
Foreign currency contracts	–	–		70
Fund shares redeemed	–	1,275		762
Investment securities purchased	19	129,285		17,984
Unrealized loss on OTC swap agreements	–	–		28
Variation margin on futures contracts	–	–		165
Total Liabilities	36	130,992		20,171
Net Assets Applicable to Outstanding Shares	$5,321	$1,629,840		$1,302,605
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$5,000	$1,558,017		$1,205,519
Accumulated undistributed (overdistributed) net investment income (loss)	10	22,499		13,191
Accumulated undistributed (overdistributed) net realized gain (loss)	4	(8,529)		29,433
Net unrealized appreciation (depreciation) of investments	307	57,853		54,326
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–		136
Total Net Assets	$5,321	$1,629,840		$1,302,605
Capital Stock (par value: $.01 a share):
Shares authorized	500,000	710,000		1,400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A		$246,133
Shares Issued and Outstanding				20,666
Net Asset Value per share				$11.91
Maximum Offering Price				$12.37
Class C: Net Assets	N/A	N/A		$42,133
Shares Issued and Outstanding				3,587
Net Asset Value per share				$11.75	(a)
Class J: Net Assets	N/A	$31,642		N/A
Shares Issued and Outstanding		2,833
Net Asset Value per share		$11.17	(a)
Class P: Net Assets	N/A	N/A		$39,474
Shares Issued and Outstanding				3,301
Net Asset Value per share				$11.96
Institutional: Net Assets	$5,321	$1,553,862		$974,865
Shares Issued and Outstanding	500	137,926		81,310
Net Asset Value per share	$10.64	$11.27		$11.99
R-1: Net Assets	N/A	$2,253		N/A
Shares Issued and Outstanding		202
Net Asset Value per share		$11.15
R-2: Net Assets	N/A	$4,794		N/A
Shares Issued and Outstanding		429
Net Asset Value per share		$11.16
R-3: Net Assets	N/A	$10,082		N/A
Shares Issued and Outstanding		901
Net Asset Value per share		$11.19
R-4: Net Assets	N/A	$6,175		N/A
Shares Issued and Outstanding		551
Net Asset Value per share		$11.21
R-5: Net Assets	N/A	$21,032		N/A
Shares Issued and Outstanding		1,873
Net Asset Value per share		$11.23

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2012

	Global Multi-		International	Preferred
Amounts in thousands, except per share amounts	Strategy Fund		Equity Index Fund	Securities Fund
Investment in securities--at cost	$457,224		$818,693	$4,011,694
Investment in affiliated securities--at cost	$–		$–	$59,224
Foreign currency--at cost	$492		$206	$–
Assets
Investment in securities--at value	$478,074		$806,700	$4,441,112
Investment in affiliated securities--at value	–		–	65,930
Foreign currency--at value	496		203	–
Cash	157,484		10	62
Deposits with counterparty	12,302		399	–
Receivables:
Dividends and interest	1,820		3,139	41,990
Expense reimbursement from Manager	35		–	–
Expense reimbursement from Distributor	–		–	5
Foreign currency contracts	2,627		–	–
Fund shares sold	676		141	40,933
Investment securities sold	67,250		13,095	44
Swap premiums paid	1,333		–	–
Unrealized gain on OTC swap agreements	923		–	–
Variation margin on futures contracts	718		59	–
Total Assets	723,738		823,746	4,590,076
Liabilities
Accrued management and investment advisory fees	654		171	2,632
Accrued administrative service fees	–		1	1
Accrued distribution fees	3		1	986
Accrued service fees	–		4	2
Accrued transfer agent fees	4		–	501
Accrued directors' expenses	5		6	24
Accrued other expenses	289		211	131
Payables:
Dividends payable	–		–	19,754
Foreign currency contracts	2,445		–	–
Fund shares redeemed	11		19	8,133
Investment securities purchased	50,087		15,399	351
Options and swaptions contracts written (premiums received $4,097, $0 and $0)	2,440		–	–
Secured borrowing	1,443		–	–
Short sales (proceeds received $171,542, $0 and $0)	177,791		–	–
Swap premiums received	1,048		–	–
Unrealized loss on OTC swap agreements	838		–	–
Variation margin on futures contracts	665		–	–
Total Liabilities	237,723		15,812	32,515
Net Assets Applicable to Outstanding Shares	$486,015		$807,934	$4,557,561
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$472,908		$813,168	$4,152,047
Accumulated undistributed (overdistributed) net investment income (loss)	(370)		16,146	7,921
Accumulated undistributed (overdistributed) net realized gain (loss)	1,025		(9,884)	(38,531)
Net unrealized appreciation (depreciation) of investments	12,266		(11,477)	436,124
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	186		(19)	–
Total Net Assets	$486,015		$807,934	$4,557,561
Capital Stock (par value: $.01 a share):
Shares authorized	1,450,000		400,000	1,900,000
Net Asset Value Per Share:
Class A: Net Assets	$8,465		N/A	$1,139,496
Shares Issued and Outstanding	820			109,979
Net Asset Value per share	$10.32			$10.36
Maximum Offering Price	$10.72			$10.76
Class C: Net Assets	$1,529		N/A	$887,524
Shares Issued and Outstanding	148			85,727
Net Asset Value per share	$10.33	(a)		$10.35	(a)
Class J: Net Assets	N/A		N/A	$30,976
Shares Issued and Outstanding				3,045
Net Asset Value per share				$10.17	(a)
Class P: Net Assets	$707		N/A	$734,855
Shares Issued and Outstanding	68			71,314
Net Asset Value per share	$10.34			$10.30
Institutional: Net Assets	$475,314		$786,891	$1,754,687
Shares Issued and Outstanding	45,915		82,743	170,148
Net Asset Value per share	$10.35		$9.51	$10.31
R-1: Net Assets	N/A		$70	$1,686
Shares Issued and Outstanding			7	164
Net Asset Value per share			$9.34	$10.28
R-2: Net Assets	N/A		$209	$1,065
Shares Issued and Outstanding			22	104
Net Asset Value per share			$9.52	$10.24
R-3: Net Assets	N/A		$3,045	$4,161
Shares Issued and Outstanding			324	405
Net Asset Value per share			$9.41	$10.26
R-4: Net Assets	N/A		$4,414	$709
Shares Issued and Outstanding			467	69
Net Asset Value per share			$9.46	$10.25
R-5: Net Assets	N/A		$13,305	$2,402
Shares Issued and Outstanding			1,404	234
Net Asset Value per share			$9.48	$10.28

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. August 31, 2012

	Small-MidCap
	Dividend
Amounts in thousands, except per share amounts	Income Fund
Investment in securities--at cost	$288,769
Foreign currency--at cost	$32
Assets
Investment in securities--at value	$304,470
Foreign currency--at value	32
Cash	81
Receivables:
Dividends and interest	717
Expense reimbursement from Manager	32
Fund shares sold	114
Investment securities sold	51
Total Assets	305,497
Liabilities
Accrued management and investment advisory fees	203
Accrued distribution fees	3
Accrued transfer agent fees	6
Accrued directors' expenses	4
Accrued other expenses	14
Payables:
Fund shares redeemed	129
Investment securities purchased	2,695
Total Liabilities	3,054
Net Assets Applicable to Outstanding Shares	$302,443
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$286,035
Accumulated undistributed (overdistributed) net investment income (loss)	1,453
Accumulated undistributed (overdistributed) net realized gain (loss)	(746)
Net unrealized appreciation (depreciation) of investments	15,701
Total Net Assets	$302,443
Capital Stock (par value: $.01 a share):
Shares authorized	1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$16,660
Shares Issued and Outstanding	1,593
Net Asset Value per share	$10.46
Maximum Offering Price	$11.07
Class C: Net Assets	$192
Shares Issued and Outstanding	18
Net Asset Value per share	$10.48	(a)
Class P: Net Assets	$5,288
Shares Issued and Outstanding	500
Net Asset Value per share	$10.58
Institutional: Net Assets	$280,303
Shares Issued and Outstanding	26,722
Net Asset Value per share	$10.49

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2012 (Except as Noted)

		Bond Market	Diversified Real
Amounts in thousands	Blue Chip Fund(a)	Index Fund	Asset Fund
Net Investment Income (Loss)
Income:
Dividends	$20	$–	$14,450
Withholding tax	(1)	–	(408)
Interest	–	32,120	7,237
Total Income	19	32,120	21,279
Expenses:
Management and investment advisory fees	8	3,458	8,512
Distribution fees - Class A	N/A	N/A	451
Distribution fees - Class C	N/A	N/A	400
Distribution fees - Class J	N/A	141	N/A
Distribution fees - R-1	N/A	7	N/A
Distribution fees - R-2	N/A	13	N/A
Distribution fees - R-3	N/A	18	N/A
Distribution fees - R-4	N/A	7	N/A
Administrative service fees - R-1	N/A	6	N/A
Administrative service fees - R-2	N/A	8	N/A
Administrative service fees - R-3	N/A	5	N/A
Administrative service fees - R-4	N/A	2	N/A
Administrative service fees - R-5	N/A	2	N/A
Registration fees - Class A	N/A	N/A	66
Registration fees - Class C	N/A	N/A	30
Registration fees - Class J	N/A	20	N/A
Registration fees - Class P	N/A	N/A	33
Registration fees - Institutional	36	67	60
Service fees - R-1	N/A	5	N/A
Service fees - R-2	N/A	11	N/A
Service fees - R-3	N/A	18	N/A
Service fees - R-4	N/A	17	N/A
Service fees - R-5	N/A	39	N/A
Shareholder meeting expense - Class A	N/A	N/A	38
Shareholder meeting expense - Class C	N/A	N/A	5
Shareholder meeting expense - Class J	N/A	6	N/A
Shareholder meeting expense - Class P	N/A	N/A	4
Shareholder meeting expense - Institutional	–	2	6
Shareholder reports - Class A	N/A	N/A	18
Shareholder reports - Class C	N/A	N/A	4
Shareholder reports - Class J	N/A	3	N/A
Shareholder reports - Class P	N/A	N/A	7
Shareholder reports - Institutional	–	–	11
Transfer agent fees - Class A	N/A	N/A	479
Transfer agent fees - Class C	N/A	N/A	74
Transfer agent fees - Class J	N/A	87	N/A
Transfer agent fees - Class P	N/A	N/A	55
Transfer agent fees - Institutional	2	1	26
Custodian fees	1	33	66
Directors' expenses	1	27	25
Professional fees	6	20	27
Other expenses	–	13	18
Total Gross Expenses	54	4,036	10,415
Less: Reimbursement from Manager - Class A	N/A	N/A	336
Less: Reimbursement from Manager - Class C	N/A	N/A	54
Less: Reimbursement from Manager - Class P	N/A	N/A	31
Less: Reimbursement from Manager - Institutional	45	–	–
Less: Reimbursement from Distributor - Class J	N/A	58	N/A
Total Net Expenses	9	3,978	9,994
Net Investment Income (Loss)	10	28,142	11,285

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements, Short sales and Foreign currencies
Net realized gain (loss) from:
Investment transactions	4	29,603	31,561
Foreign currency transactions	–	–	(371)
Futures contracts	–	–	(757)
Short sales	–	(13)	–
Swap agreements	–	–	(167)
Change in unrealized appreciation/depreciation of:
Investments	307	20,235	16,325
Futures contracts	–	–	144
Swap agreements	–	–	(28)
Translation of assets and liabilities in foreign currencies	–	–	136
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and
Swaptions, Swap agreements, Short sales, and Foreign currencies	311	49,825	46,843
Net Increase (Decrease) in Net Assets Resulting from Operations	$321	$77,967	$58,128

(a)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2012 (Except as Noted)

	Global Multi-	International Equity	Preferred
Amounts in thousands	Strategy Fund(a)	Index Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$–	$–	$3,772
Dividends	3,311	25,817	125,134
Withholding tax	(146)	(2,345)	(93)
Interest	3,462	9	128,521
Total Income	6,627	23,481	257,334
Expenses:
Management and investment advisory fees	5,189	1,590	25,980
Distribution fees - Class A	8	N/A	2,179
Distribution fees - Class C	1	N/A	7,401
Distribution fees - Class J	N/A	N/A	123
Distribution fees - R-1	N/A	–	5
Distribution fees - R-2	N/A	1	2
Distribution fees - R-3	N/A	4	10
Distribution fees - R-4	N/A	5	1
Administrative service fees - R-1	N/A	–	4
Administrative service fees - R-2	N/A	–	2
Administrative service fees - R-3	N/A	1	3
Administrative service fees - R-4	N/A	2	–
Administrative service fees - R-5	N/A	1	–
Registration fees - Class A	25	N/A	57
Registration fees - Class C	25	N/A	38
Registration fees - Class J	N/A	N/A	20
Registration fees - Class P	27	N/A	81
Registration fees - Institutional	25	41	68
Service fees - R-1	N/A	–	4
Service fees - R-2	N/A	–	2
Service fees - R-3	N/A	4	10
Service fees - R-4	N/A	13	2
Service fees - R-5	N/A	18	4
Shareholder meeting expense - Class A	–	N/A	109
Shareholder meeting expense - Class C	–	N/A	79
Shareholder meeting expense - Class J	N/A	N/A	5
Shareholder meeting expense - Class P	–	N/A	35
Shareholder meeting expense - Institutional	1	1	62
Shareholder reports - Class A	–	N/A	18
Shareholder reports - Class C	1	N/A	20
Shareholder reports - Class P	–	N/A	68
Shareholder reports - Institutional	–	–	87
Transfer agent fees - Class A	7	N/A	624
Transfer agent fees - Class C	6	N/A	638
Transfer agent fees - Class J	N/A	N/A	56
Transfer agent fees - Class P	1	N/A	487
Transfer agent fees - Institutional	2	1	371
Custodian fees	158	184	28
Directors' expenses	9	14	107
Dividends and interest on securities sold short	2,264	–	–
Index license fees	–	188	–
Professional fees	58	29	23
Other expenses	2	8	61
Total Gross Expenses	7,809	2,105	38,874
Less: Reimbursement from Manager - Class A	30	N/A	–
Less: Reimbursement from Manager - Class C	31	N/A	–
Less: Reimbursement from Manager - Class P	28	N/A	–
Less: Reimbursement from Manager - Institutional	94	–	–
Less: Reimbursement from Distributor - Class J	N/A	N/A	50
Total Net Expenses	7,626	2,105	38,824
Net Investment Income (Loss)	(999)	21,376	218,510

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements, Short sales and Foreign currencies
Net realized gain (loss) from:
Investment transactions	4,453	(5,983)	81,144
Foreign currency transactions	383	(184)	–
Futures contracts	(2,215)	(1,660)	–
Options and swaptions	1,963	–	–
Short sales	(2,644)	–	–
Swap agreements	(286)	–	–
Change in unrealized appreciation/depreciation of:
Investments	20,850	(6,672)	137,641
Investments in affiliated securities	–	–	3,425
Futures contracts	(3,571)	704	–
Options and swaptions	1,657	–	–
Short sales	(6,249)	–	–
Swap agreements	(421)	–	–
Translation of assets and liabilities in foreign currencies	186	(26)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and
Swaptions, Swap agreements, Short sales, and Foreign currencies	14,106	(13,821)	222,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,107	$7,555	$440,720

(a)	Period from October 24, 2011, date operations commenced, through August 31, 2012.

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL FUNDS, INC. Year Ended August 31, 2012

Small-MidCap
Dividend
Amounts in thousands	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$12,538
Withholding tax	(266)
Interest	10
Total Income	12,282
Expenses:
Management and investment advisory fees	2,010
Distribution fees - Class A	24
Registration fees - Class A	26
Registration fees - Class C	25
Registration fees - Class P	26
Registration fees - Institutional	52
Shareholder meeting expense - Class A	2
Shareholder meeting expense - Institutional	1
Shareholder reports - Class A	1
Shareholder reports - Class P	1
Shareholder reports - Institutional	1
Transfer agent fees - Class A	22
Transfer agent fees - Class C	5
Transfer agent fees - Class P	2
Transfer agent fees - Institutional	1
Custodian fees	6
Directors' expenses	6
Professional fees	20
Other expenses	1
Total Gross Expenses	2,232
Less: Reimbursement from Manager - Class A	19
Less: Reimbursement from Manager - Class C	31
Less: Reimbursement from Manager - Class P	24
Total Net Expenses	2,158
Net Investment Income (Loss)	10,124

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements, Short sales and Foreign currencies
Net realized gain (loss) from:
Investment transactions	308
Foreign currency transactions	(9)
Change in unrealized appreciation/depreciation of:
Investments	30,444
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and
Swaptions, Swap agreements, Short sales, and Foreign currencies	30,743
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,867

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.

Amounts in thousands		Blue Chip Fund
		Period Ended
		August 31, 2012(a)
Operations
Net investment income (loss)		$10
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions		4
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies		307
	Net Increase (Decrease) in Net Assets Resulting from Operations	321

Capital Share Transactions
Net increase (decrease) in capital share transactions		5,000
	Total increase (decrease) in net assets	5,321

Net Assets
Beginning of period		–
End of period (including undistributed net investment income as set forth below)		$5,321
Undistributed (overdistributed) net investment income (loss)		$10

Institutional
Capital Share Transactions:
Period Ended August 31, 2012(a)
Dollars:
Sold	$5,000
Net Increase (Decrease)	$5,000
Shares:
Sold	500
Net Increase (Decrease)	500

Distributions:
Period Ended August 31, 2012(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Bond Market Index Fund
										Year Ended	Year Ended
										August 31, 2012	August 31, 2011
Operations
Net investment income (loss)										$28,142	$21,201
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions										29,590	2,007
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies										20,235	18,384
			Net Increase (Decrease) in Net Assets Resulting from Operations							77,967	41,592

Dividends and Distributions to Shareholders
From net investment income										(27,359)	(13,498)
From net realized gain on investments										–	(1,313)
						Total Dividends and Distributions				(27,359)	(14,811)

Capital Share Transactions
Net increase (decrease) in capital share transactions										556,197	413,589
					Total increase (decrease) in net assets					606,805	440,370

Net Assets
Beginning of period										1,023,035	582,665
End of period (including undistributed net investment income as set forth below)										$1,629,840	$1,023,035
Undistributed (overdistributed) net investment income (loss)										$22,499	$16,731

	Class J		Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2012
Dollars:
Sold	$7,865		$1,196,195	$1,244	$2,071	$6,809		$2,949	$14,102
Reinvested	608		26,011	32	74	130		163	341
Redeemed	(7,959)		(682,161)	(617)	(946)	(2,810)		(2,981)	(4,923)
Net Increase (Decrease)	$514		$540,045	$659	$1,199	$4,129		$131	$9,520
Shares:
Sold	719		109,072	114	189	620		269	1,280
Reinvested	57		2,406	3	7	12		15	32
Redeemed	(729)		(61,697)	(57)	(86)	(256)		(274)	(447)
Net Increase (Decrease)	47		49,781	60	110	376		10	865
Year Ended August 31, 2011
Dollars:
Sold	$6,514		$499,254	$688	$780	$2,744		$4,393	$6,292
Reinvested	438		13,987	24	61	77		46	177
Redeemed	(6,559)		(103,974)	(1,324)	(1,232)	(2,411)		(1,405)	(4,981)
Net Increase (Decrease)	$393		$409,267	$(612)	$(391)	$410		$3,034	$1,488
Shares:
Sold	614		47,053	66	73	259		420	596
Reinvested	42		1,352	2	6	7		4	17
Redeemed	(624)		(9,763)	(126)	(118)	(229)		(133)	(474)
Net Increase (Decrease)	32		38,642	(58)	(39)	37		291	139

Distributions:
Year Ended August 31, 2012
From net investment
income	$(608	) $	(26,011)	$(32)	$(74)	$(130	) $	(163)	$(341)
From net realized gain on
investments	–		–	–	–	–		–	–
Total Dividends and
Distributions	$(608	) $	(26,011)	$(32)	$(74)	$(130	) $	(163)	$(341)
Year Ended August 31, 2011
From net investment
income	$(388	) $	(12,766)	$(21)	$(54)	$(68)		$(41)	$(160)
From net realized gain on
investments	(51)		(1,221)	(3)	(7)	(9)		(5)	(17)
Total Dividends and
Distributions	$(439	) $	(13,987)	$(24)	$(61)	$(77	) $	(46)	$(177)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Diversified Real Asset Fund
								Year Ended	Year Ended
								August 31, 2012	August 31, 2011
Operations
Net investment income (loss)								$11,285	$6,875
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions								30,266	22,075
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies								16,577	36,039
			Net Increase (Decrease) in Net Assets Resulting from Operations					58,128	64,989

Dividends and Distributions to Shareholders
From net investment income								(3,221)	(1,763)
From net realized gain on investments								(22,093)	(1,077)
							Total Dividends and Distributions	(25,314)	(2,840)

Capital Share Transactions
Net increase (decrease) in capital share transactions								557,738	465,149
							Total increase (decrease) in net assets	590,552	527,298

Net Assets
Beginning of period								712,053	184,755
End of period (including undistributed net investment income as set forth below)								$1,302,605	$712,053
Undistributed (overdistributed) net investment income (loss)								$13,191	$5,551

	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Year Ended August 31, 2012
Dollars:
Sold	$181,189		$13,834		$25,222		$433,735
Reinvested	4,333		701		460		18,836
Redeemed	(36,168)		(10,455)		(16,841)		(57,108)
Net Increase (Decrease)	$149,354		$4,080		$8,841		$395,463
Shares:
Sold	15,774		1,211		2,196		37,889
Reinvested	394		65		42		1,702
Redeemed	(3,149)		(918)		(1,470)		(4,954)
Net Increase (Decrease)	13,019		358		768		34,637
Year Ended August 31, 2011
Dollars:
Sold	$95,520		$38,167		$34,211		$362,318
Reinvested	103		14		–		2,718
Redeemed	(17,405)		(1,849)		(3,946)		(44,702)
Net Increase (Decrease)	$78,218		$36,332		$30,265		$320,334
Shares:
Sold	8,170		3,251		2,869		33,133
Reinvested	9		1		–		241
Redeemed	(1,478)		(158)		(336)		(3,847)
Net Increase (Decrease)	6,701		3,094		2,533		29,527

Distributions:
Year Ended August 31, 2012
From net investment
income	$(408)		$–		$(108)		$(2,705)
From net realized gain on
investments	(4,238)		(928)		(731)		(16,196)
Total Dividends and
Distributions	$(4,646	) $	(928	) $	(839	) $	(18,901)
Year Ended August 31, 2011
From net investment
income	$(58)		$(6)		$–		$(1,699)
From net realized gain on
investments	(49)		(9)		–		(1,019)
Total Dividends and
Distributions	$(107)		$(15)		$–		$(2,718)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC.
					Global Multi-
Amounts in thousands					Strategy Fund
					Period Ended
					August 31, 2012(a)
Operations
Net investment income (loss)					$(999)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions					1,654
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies					12,452
		Net Increase (Decrease) in Net Assets Resulting from Operations			13,107

Capital Share Transactions
Net increase (decrease) in capital share transactions					472,908
				Total increase (decrease) in net assets	486,015

Net Assets
Beginning of period					–
End of period (including undistributed net investment income as set forth below)					$486,015
Undistributed (overdistributed) net investment income (loss)					$(370)

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended August 31, 2012(a)
Dollars:
Sold	$10,510	$1,526	$884	$497,969
Redeemed	(2,146)	–	(183)	(35,652)
Net Increase (Decrease)	$8,364	$1,526	$701	$462,317
Shares:
Sold	1,031	148	86	49,393
Redeemed	(211)	–	(18)	(3,478)
Net Increase (Decrease)	820	148	68	45,915

Distributions:
Period Ended August 31, 2012(a)
From net investment
income	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–
Total Dividends and
Distributions	$–	$–	$–	$–

(a)	Period from October 24, 2011, date operations commenced, through August 31, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands												International Equity Index Fund
												Year Ended	Year Ended
												August 31, 2012	August 31, 2011
Operations
Net investment income (loss)												$21,376	$12,584
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions												(7,827)	557
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies												(5,994)	6,010
		Net Increase (Decrease) in Net Assets Resulting from Operations										7,555	19,151

Dividends and Distributions to Shareholders
From net investment income												(14,273)	(7,027)
From net realized gain on investments												(622)	(491)
										Total Dividends and Distributions		(14,895)	(7,518)

Capital Share Transactions
Net increase (decrease) in capital share transactions												271,573	186,115
							Total increase (decrease) in net assets					264,233	197,748

Net Assets
Beginning of period												543,701	345,953
End of period (including undistributed net investment income as set forth below)												$807,934	$543,701
Undistributed (overdistributed) net investment income (loss)												$16,146	$9,211

Institutional	R-1			R-2			R-3			R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2012
Dollars:
Sold	$306,287	$52		$206	$		2,251	$		2,694	$10,609
Reinvested	14,636	1		–			23			137	98
Redeemed	(61,267)	(3)		(61)			(279)			(2,431)	(1,380)
Net Increase (Decrease)	$259,656	$50		$145	$		1,995	$		400	$9,327
Shares:
Sold	33,156	5		22			241			297	1,128
Reinvested	1,653	–		–			3			15	11
Redeemed	(6,572)	–		(6)			(30)			(263)	(151)
Net Increase (Decrease)	28,237	5		16			214			49	988
Year Ended August 31, 2011
Dollars:
Sold	$220,185	$13		$65	$		1,318	$		3,284	$3,727
Reinvested	7,463	–		1			3			24	27
Redeemed	(48,262)	–		(54)			(217)			(287)	(1,175)
Net Increase (Decrease)	$179,386	$13		$12	$		1,104	$		3,021	$2,579
Shares:
Sold	20,669	1		6			124			324	344
Reinvested	715	–		–			1			2	2
Redeemed	(4,562)	–		(5)			(21)			(28)	(112)
Net Increase (Decrease)	16,822	1		1			104			298	234

Distributions:
Year Ended August 31, 2012
From net investment
income	$(14,025)	$(1	) $	–	$		(22)		$	(131)	$(94)
From net realized gain on
investments	(611)	–		–			(1)			(6)	(4)
Total Dividends and Distributions $	(14,636)	$(1	) $	–	$		(23)			$(137)	$(98)
Year Ended August 31, 2011
From net investment
income	$(6,976)	$–		$(1)		$	(3)		$	(22)	$(25)
From net realized gain on
investments	(487)	–		–			–			(2)	(2)
Total Dividends and Distributions $	(7,463)	$–		$(1)			$(3)			$(24)	$(27)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Preferred Securities Fund
								Year Ended		Year Ended
								August 31, 2012		August 31, 2011
Operations
Net investment income (loss)									$218,510		$187,280
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions									81,144		71,713
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies									141,066		(90,734)
		Net Increase (Decrease) in Net Assets Resulting from Operations							440,720		168,259

Dividends and Distributions to Shareholders
From net investment income									(214,028)		(185,495)
From net realized gain on investments									(11,597)		(18,007)
					Total Dividends and Distributions				(225,625)		(203,502)

Capital Share Transactions
Net increase (decrease) in capital share transactions									968,967		629,650
					Total increase (decrease) in net assets				1,184,062		594,407

Net Assets
Beginning of period									3,373,499		2,779,092
End of period (including undistributed net investment income as set forth below)									$4,557,561		$3,373,499
Undistributed (overdistributed) net investment income (loss)								$	7,921		$2,633

	Class A	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2012
Dollars:
Sold	$585,101	$268,756	$6,690	$555,558	$817,921	$698	$412	$1,139	$141	$1,688
Reinvested	44,459	22,509	1,641	9,821	68,825	84	43	240	47	116
Redeemed	(340,187)	(117,782)	(7,313)	(211,675)	(736,648)	(513)	(164)	(1,158)	(436)	(1,046)
Net Increase (Decrease)	$289,373	$173,483	$1,018	$353,704	$150,098	$269	$291	$221	$(248)	$758
Shares:
Sold	58,959	27,162	684	56,178	82,671	71	41	116	14	172
Reinvested	4,525	2,296	170	1,003	7,063	9	5	25	5	12
Redeemed	(34,787)	(12,004)	(767)	(21,619)	(75,012)	(52)	(17)	(117)	(45)	(107)
Net Increase (Decrease)	28,697	17,454	87	35,562	14,722	28	29	24	(26)	77
Year Ended August 31, 2011
Dollars:
Sold	$751,538	$228,675	$9,029	$395,723	$714,628	$363	$520	$2,012	$489	$1,523
Reinvested	42,377	16,761	1,771	1,636	75,800	87	51	145	131	77
Redeemed	(869,967)	(146,890)	(9,459)	(34,844)	(548,298)	(576)	(754)	(339)	(1,865)	(694)
Net Increase (Decrease)	$(76,052)	$98,546	$1,341	$362,515	$242,130	$(126)	$(183)	$1,818	$(1,245)	$906
Shares:
Sold	74,506	22,686	910	39,098	71,028	36	52	199	49	152
Reinvested	4,213	1,668	179	164	7,567	9	5	15	13	8
Redeemed	(86,167)	(14,624)	(961)	(3,510)	(54,857)	(58)	(76)	(34)	(185)	(70)
Net Increase (Decrease)	(7,448)	9,730	128	35,752	23,738	(13)	(19)	180	(123)	90

Distributions:
Year Ended August 31, 2012
From net investment
income	$(50,735)	$(37,479)	$(1,550)	$(30,171)	$(93,589)	$(79)	$(43)	$(226)	$(45)	$(111)
From net realized gain on
investments	(2,702)	(2,395)	(91)	(1,290)	(5,090)	(5)	(3)	(14)	(2)	(5)
Total Dividends and
Distributions	$(53,437)	$(39,874)	$(1,641)	$(31,461)	$(98,679)	$(84)	$(46)	$(240)	$(47)	$(116)
Year Ended August 31, 2011
From net investment
income	$(58,876)	$(32,489)	$(1,607)	$(5,460)	$(86,617)	$(78)	$(45)	$(133)	$(118)	$(72)
From net realized gain on
investments	(6,109)	(3,680)	(166)	(2)	(8,005)	(9)	(6)	(12)	(13)	(5)
Total Dividends and
Distributions	$(64,985)	$(36,169)	$(1,773)	$(5,462)	$(94,622)	$(87)	$(51)	$(145)	$(131)	$(77)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Small-MidCap Dividend Income Fund
							Year Ended	Period Ended
							August 31, 2012	August 31, 2011(a)
Operations
Net investment income (loss)							$10,124	$1,730
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions							299	(1,039)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies							30,444	(14,743)
			Net Increase (Decrease) in Net Assets Resulting from Operations				40,867	(14,052)

Dividends and Distributions to Shareholders
From net investment income							(10,407)	–
						Total Dividends and Distributions	(10,407)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							55,358	230,677
						Total increase (decrease) in net assets	85,818	216,625

Net Assets
Beginning of period							216,625	–
End of period (including undistributed net investment income as set forth below)							$302,443	$216,625
Undistributed (overdistributed) net investment income (loss)							$1,453	$1,716

	Class A		Class C	Class P	Institutional
Capital Share Transactions:
Year Ended August 31, 2012
Dollars:
Sold	$13,635		$188	$7,125		$31,964
Reinvested	311		–	85		9,992
Redeemed	(1,889)		–	(2,319)		(3,734)
Net Increase (Decrease)	$12,057		$188	$4,891		$38,222
Shares:
Sold	1,353		18	714		3,155
Reinvested	32		–	8		1,042
Redeemed	(190)		–	(234)		(361)
Net Increase (Decrease)	1,195		18	488		3,836

Period Ended August 31, 2011(a)
Dollars:
Sold	$3,925		N/A $	111		$226,679
Redeemed	(38)		N/A	–		–
Net Increase (Decrease)	$3,887		N/A $	111		$226,679
Shares:
Sold	402		N/A	12		22,886
Redeemed	(4)		N/A	–		–
Net Increase (Decrease)	398		N/A	12		22,886

Distributions:
Year Ended August 31, 2012
From net investment
income	$(328	) $	– $	(85	) $	(9,994)
From net realized gain on
investments	–		–	–		–
Total Dividends and
Distributions	$(328	) $	– $	(85	) $	(9,994)

Period Ended August 31, 2011(a)
From net investment
income	$–		N/A $	–		$–
From net realized gain on
investments	–		N/A	–		–
Total Dividends and
Distributions	$–		N/A $	–		$–

(a)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, International Equity Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Effective June 6, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Small-MidCap Dividend Income Fund were made by Principal Management Corporation (the “Manager”).

Effective October 24, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Global Multi-Strategy Fund were made by the Manager.

Effective June 14, 2012, the initial purchases of $10,000 of Class C shares of Global Multi-Strategy Fund and Small-MidCap Dividend Income Fund, were made by the Manager.

Effective June 14, 2012, the initial purchase of $5,000,000 of Institutional class shares of Blue Chip Fund were made by Principal Financial Services, Inc.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

2. Significant Accounting Policies (Continued)

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

International		Small-MidCap
Equity Index Fund		Dividend Income Fund
Euro	27.0%	United States Dollar	92.3%
British Pound	21.8	Canadian Dollar	8.4
Japanese Yen	19.9
Australian Dollar	8.3
Swiss Franc	8.3

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

2. Significant Accounting Policies (Continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended August, 31 2012, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Subsequent Events. Management has evaluated events or transactions that may have occurred since August 31, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of August 31, 2012 are included in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended August 31, 2012, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, International Equity Index Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Options Contracts. During the period Global Mulit-Strategy Fund wrote call and put options on swaps, securities, indices and currencies it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the year ended August 31, 2012, were as follows:

Global Multi-Strategy Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	—	$—
Options written	2,464,340	22,300	6,640
Options expired	(10,742)	(10,500)	(66)
Options closed	(2,452,500)	(700)	(2,439)
Options exercised	(109)	—	(38)
Balance at end of period	989	11,100	4,097

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2011 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total return swaps and equity basket swaps involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component during the period of the swap.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of August 31, 2012, counterparties had pledged collateral for swap agreements of $1,016,893 for the Global Multi-Strategy Fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for	Asset Derivatives August 31, 2012		Fair	Liability Derivatives August 31, 2012	Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$210	Payables	$70
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$447 * Payables, Net Assets Consist of Net unrealized		$298	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	657		$368
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$361	Payables, Net Assets Consist of Net unrealized	$741
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,394 * Payables, Net Assets Consist of Net unrealized		$7,053	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$2,627	Payables	$2,458
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$943 * Payables, Net Assets Consist of Net unrealized		$866	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	6,325		$11,118
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$516 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2012

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$245	$140
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$(969)	$134
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(724)	$274

Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Options and	$(260)	$(380)
	swaptions and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Options and swaptions and Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$(2,907)	$(4,659)
	contracts, Options and swaptions and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions and Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$533	$169
	currency transactions and Options and
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions and Translation of assets and
	liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$194	$77
	contracts, Options and swaptions and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions and Swap
	agreements
	Total	$(2,440)	$(4,793)

International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(1,660)	$704
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the year ended August 31, 2012.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these investments are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL FUNDS,INC.

August 31, 2012

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. There were no significant transfers into or out of Level 3. The table below includes transfers to Level 2 from Level 1 at August 31, 2012 because of the use of “fair value’ pricing for international securities and movement from bid to/from exchange close prices received for preferred securities.

Diversified Real Asset Fund	$6,473,057
International Equity Index Fund	$504,434,666
Preferred Securities Fund	$44,182,556
Small-MidCap Dividend Income Fund	$3,562,666

The following is a summary of the inputs used as of August 31, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*		$5,305	$—	$—	$5,305
	Total investments in securities $	5,305	$—	$—	$5,305

Bond Market Index Fund
Bonds		$—	$525,517	$—	$525,517
Municipal Bonds		—	15,782	—	15,782
Repurchase Agreements		—	103,228	—	103,228
U.S. Government & Government Agency Obligations		—	1,079,990	—	1,079,990
	Total investments in securities $	—	$1,724,517	$—	$1,724,517

Diversified Real Asset Fund
Bonds		$—	$94,060	$—	$94,060
Commodity Indexed Structured Notes		—	88,528	—	88,528
Common Stocks
Basic Materials		24,924	1,649	—	26,573
Communications		8,779	1,023	—	9,802
Consumer, Non-cyclical		467	6,610	—	7,077
Diversified		—	2,742	—	2,742
Energy		242,645	4,391	252	247,288
Financial		82,906	58,112	297	141,315
Industrial		1,031	11,709	—	12,740
Utilities		30,448	29,714	—	60,162
Repurchase Agreements		—	14,983	—	14,983
Senior Floating Rate Interests		—	124,884	—	124,884
U.S. Government & Government Agency Obligations		—	438,113	—	438,113
Purchased Options		151	—	—	151
	Total investments in securities $	391,351	$876,518	$549	$1,268,418
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$208	$—	$208
Interest Rate Contracts**
Futures		$374	$—	$—	$374
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(68)	$—	$(68)
Interest Rate Contracts**
Futures		$(215)	$—	$—	$(215)
Interest Rate Swaps		$—	$(28)	$—	$(28)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2012

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds	$—	$89,859	$3,505	$93,364
Commercial Paper	—	834	—	834
Common Stocks
Basic Materials	9,757	3,293	—	13,050
Communications	25,472	1,676	—	27,148
Consumer, Cyclical	33,514	6,294	—	39,808
Consumer, Non-cyclical	42,084	6,898	—	48,982
Diversified	53	212	—	265
Energy	19,605	2,037	—	21,642
Financial	31,705	4,064	2	35,771
Industrial	26,669	9,365	—	36,034
Technology	23,764	1,235	—	24,999
Utilities	6,339	1,559	—	7,898
Convertible Bonds	—	36,264	266	36,530
Convertible Preferred Stocks
Consumer, Cyclical	—	237	—	237
Energy	—	138	—	138
Financial	—	532	—	532
Utilities	207	—	—	207
Municipal Bonds	—	3,488	—	3,488
Preferred Stocks
Basic Materials	37	—	—	37
Communications	—	20	—	20
Consumer, Cyclical	—	—	—	—
Consumer, Non-cyclical	—	59	—	59
Financial	13	437	—	450
Utilities	42	—	—	42
Repurchase Agreements	—	2,091	—	2,091
Senior Floating Rate Interests	—	10,018	—	10,018
U.S. Government & Government Agency Obligations	—	70,726	—	70,726
Purchased Interest Rate Swaptions	—	16	—	16
Purchased Forward Volatility Agreements	—	195	—	195
Purchased Credit Default Swaptions	—	6	—	6
Purchased Options	3,341	146	—	3,487
Total investments in securities $	222,602	$251,699	$3,773	$478,074
Assets
Credit Contracts**
Credit Default Swaps	$—	$351	$—	$351
Exchange Cleared Credit Default Swaps	$—	$1	$—	$1
Equity Contracts**
Futures	$566	$—	$—	$566
Total Return Swaps	$—	$76	$—	$76
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,373	$—	$2,373
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$32	$—	$32
Futures	$431	$—	$—	$431
Interest Rate Swaps	$—	$357	$—	$357
Total Return Equity Basket Swaps	$—	$119	$—	$119
Total Return Swaps	$—	$20	$—	$20
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(694)	$—	$(694)
Credit Default Swaptions	$—	$(5)	$—	$(5)
Exchange Cleared Credit Default Swaps	$—	$(43)	$—	$(43)
Equity Contracts**
Futures	$(4,474)	$—	$—	$(4,474)
Options	$(2,339)	$—	$—	$(2,339)
Total Return Swaps	$—	$(1)	$—	$(1)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,191)	$—	$(2,191)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2012

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(496)	$—	$(496)
Futures	$(94)	$—	$—	$(94)
Interest Rate Swaps	$—	$(122)	$—	$(122)
Interest Rate Swaptions	$—	$(96)	$—	$(96)
Total Return Swaps	$—	$(21)	$—	$(21)
Short Sales
Common Stocks			—
Basic Materials	$(5,677)	$(3,067)	$—	$(8,744)
Communications	(14,658)	(2,400)	—	(17,058)
Consumer, Cyclical	(16,097)	(3,649)	—	(19,746)
Consumer, Non-cyclical	(20,466)	(4,052)	—	(24,518)
Diversified	(158)	—	—	(158)
Energy	(8,497)	(720)	—	(9,217)
Exchange Traded Funds	(2,966)	—	—	(2,966)
Financial	(19,698)	(1,583)	—	(21,281)
Industrial	(14,168)	(6,571)	—	(20,739)
Technology	(14,936)	(1,614)	—	(16,550)
Utilities	(2,817)	(533)	—	(3,350)
Preferred Stocks	$—	$(99)	$—	$(99)
U.S. Government & Government Agency Obligations	$—	$(33,365)	$—	$(33,365)

International Equity Index Fund
Common Stocks
Basic Materials	$—	$67,557	$—	$67,557
Communications	—	58,755	—	58,755
Consumer, Cyclical	—	85,069	—	85,069
Consumer, Non-cyclical	—	182,009	—	182,009
Diversified	—	8,957	—	8,957
Energy	—	65,181	—	65,181
Exchange Traded Funds	9,776	—	—	9,776
Financial	—	178,599	—	178,599
Industrial	289	87,141	—	87,430
Technology	—	18,251	—	18,251
Utilities	—	31,747	—	31,747
Preferred Stocks
Communications	—	166	—	166
Consumer, Cyclical	—	2,836	—	2,836
Consumer, Non-cyclical	—	1,059	—	1,059
Utilities	—	116	—	116
Repurchase Agreements	—	9,192	—	9,192
Total investments in securities $	10,065	$796,635	$—	$806,700
Assets
Equity Contracts**
Futures	$516	$—	$—	$516

Preferred Securities Fund
Bonds	$—	$2,165,374	$1,849	$2,167,223
Common Stocks*	2,281	—	—	2,281
Convertible Preferred Stocks
Financial	—	48,321	—	48,321
Preferred Stocks
Communications	102,244	67,779	—	170,023
Energy	2,757	—	—	2,757
Financial	1,515,709	155,840	—	1,671,549
Government	—	27,675	—	27,675
Industrial	28,067	—	—	28,067
Utilities	124,473	18,012	—	142,485
Repurchase Agreements	—	246,661	—	246,661
Total investments in securities $	1,775,531	$2,729,662	$1,849	$4,507,042

Small-MidCap Dividend Income Fund
Common Stocks*	$288,958	$—	$—	$288,958
Convertible Preferred Stocks
Financial	—	4,100	—	4,100
Repurchase Agreements	—	11,412	—	11,412
Total investments in securities $	288,958	$15,512	$—	$304,470

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, Options, Swaps, and Swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Diversified Real Asset Fund	.85	.83	.81	.80
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Small-MidCap Dividend Income Fund	.80	.78	.76	.75

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class J, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2011 through August 31, 2012
	Class A	Class C		Institutional		Expiration
Blue Chip Fund	N/A	N/A		.75	%*	December 31, 2013
Diversified Real Asset Fund	1.25%	2.00%		.95		December 31, 2012
Global Multi-Strategy Fund	2.00	2.75	**	1.65		December 31, 2012
Small-MidCap Dividend Income Fund	1.40	2.15	**	N/A		February 28, 2013

*Period from June 14, 2012 through August 31, 2012.

**Period from June 14, 2012 through August 31, 2012. Expiration is December 31, 2013.

		Period from September 1, 2011 through August 31, 2012
	Institutional	R-1	R-2	R-3	R-4	R-5	Expiration
Bond Market Index Fund	.30%	1.18%	1.05%	.87%	.68%	.56%	December 31, 2012
International Equity Index Fund	.40	1.28	1.15	.97	.78	.66	December 31, 2012

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2011 through August 31, 2012
	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2012
Global Multi-Strategy Fund	.20	December 31, 2012
Preferred Securities Fund	.20	February 28, 2013
Small-MidCap Dividend Income Fund	.20	February 28, 2013

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit may be terminated at any time.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. Prior to January 1, 2012, the limit was a voluntary limit of .30%.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended August 31, 2012, were as follows (in thousands):

	Class A	Class C	Class J
Bond Market Index Fund	N/A	N/A	$4
Diversified Real Asset Fund	$91	$27	N/A
Global Multi-Strategy	24	—	N/A
Opportunistic Municipal Fund	1	—	N/A
Preferred Securities Fund	702	115	3
Small-MidCap Divided Income Fund	41	—	N/A

Affiliated Ownership. At August 31, 2012, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class C	Class P	Institutional	R	-1	R	-2
Blue Chip Fund	N/A	N/A	500		N/A		N/A
Bond Market Index Fund	N/A	N/A	21,454		—		—
Diversified Real Asset Fund	—	—	24,341		N/A		N/A
Global Multi-Strategy Fund	1	1	—		N/A		N/A
International Equity Index Fund	N/A	N/A	10,718		1		1
Preferred Securities Fund	—	—	7,327		—		—
Small-MidCap Dividend Income Fund	1	—	—		N/A		N/A

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $257,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2012.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

6. Investment Transactions

For the year ended August 31, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$5,057	$63	$—	$—
Bond Market Index Fund	1,317,208	1,036,441	3,552	3,547
Diversified Real Asset Fund	923,398	560,522	—	—
Global Multi-Strategy Fund	771,082	363,452	343,818	512,260
International Equity Index Fund	615,723	339,869	—	—
Preferred Securities Fund	1,586,413	810,624	—	—
Small-MidCap Dividend Income Fund	98,468	46,790	—	—

For the year ended August 31, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Bond Market Index Fund	$1,198,441	$906,943	$2,465	$2,457
Diversified Real Asset Fund	547,424	382,360	—	—
Global Multi-Strategy Fund	221,419	194,471	112,841	113,316

Bond Market Index Fund had an in-kind-redemption during the year ended August 31, 2012. The in-kind-redemption resulted in a realized gain of approximately $19,692,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations.

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2012, and August 31, 2011 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain*
	2012	2011		2012	2011
Bond Market Index Fund	$27,359	$14,706	$	— $	105
Diversified Real Asset Fund	9,919	2,764		15,395	76
International Equity Index Fund	14,668	7,368		228	150
Preferred Securities Fund	214,028	192,240		11,597	11,262
Small-MidCap Dividend Income Fund	10,407	—		—	—

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2012, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Blue Chip Fund	$14	$—
Bond Market Index Fund	22,499	756
Diversified Real Asset Fund	7,828	33,554
Global Multi-Strategy Fund	4,442	—
International Equity Index Fund	18,240	—
Preferred Securities Fund	7,652	23,989
Small-MidCap Dividend Income Fund	678	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2012, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
					Annual
	2015	2016	2017	Total	Limitations*
Bond Market Index Fund	$914	$6,304	$1,805	$9,023	$1,805
Preferred Securities Fund	—	—	55,754	55,754	61,132

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2012, Bond Market Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund utilized $3,245,000, $57,363,000 and $1,017,000 of capital loss carryforward, respectively.

Capital losses generated during the fiscal year ending August 31, 2012 are subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of December 22, 2010, net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in 2011 and future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2012, the Funds had approximate late-year losses as follows (amounts in thousands):

International Equity Index Fund	$5,295
Small-MidCap Dividend Income Fund	710

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2012, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond Market Index Fund	$4,985	$(24,487)	$19,502
Diversified Real Asset Fund	(424)	112	312
Global Multi-Strategy Fund	629	(629)	—
International Equity Index Fund	(168)	168	—
Preferred Securities Fund	806	(806)	—
Small-MidCap Dividend Income Fund	20	(20)	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

7. Federal Tax Information (Continued)

At August 31, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	income tax purposes
Blue Chip Fund	$343	$(36)	$307	$4,998
Bond Market Index Fund	58,453	(862)	57,591	1,666,926
Diversified Real Asset Fund	77,636	(21,859)	55,777	1,212,641
Global Multi-Strategy Fund	23,243	(9,380)	13,863	464,211
International Equity Index Fund	75,518	(93,679)	(18,161)	824,861
Preferred Securities Fund	470,504	(40,877)	429,627	4,074,458
Small-MidCap Dividend Income Fund	26,526	(10,086)	16,440	288,030

In addition, Global Multi-Strategy Fund had other book-to-tax accounting differences of approximately $5,200,000 that are primarily attributable to appreciation (depreciation) of foreign currencies, swaps, options and futures, forward currency transactions, short sales, and loss deferrals from tax straddles.

Schedule of Investments
Blue Chip Fund
August 31, 2012

COMMON STOCKS - 99.70%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 1.75%				Holding Companies - Diversified - 1.41%
Philip Morris International Inc	1,039	$93		Leucadia National Corp	3,525		$75
Banks - 4.34%				Insurance - 9.68%
US Bancorp	1,101	37		Aon PLC	970		51
Wells Fargo & Co	5,723	194		Berkshire Hathaway Inc - Class B (a)	3,096		261
		$231		Brown & Brown Inc	1,021		27
				Loews Corp	2,640		107
Beverages - 8.70%				Markel Corp (a)	80		35
Anheuser-Busch InBev NV ADR	1,113	94		Progressive Corp/The	1,752		34
Coca-Cola Co/The	2,384	89					$515
Diageo PLC ADR	997	109
PepsiCo Inc	979	71		Internet - 5.45%
Pernod-Ricard SA ADR	4,680	100		Google Inc (a)	285		195
		$463		Liberty Interactive Corp (a)	2,726		50
				Liberty Ventures (a)	136		6
Building Materials - 0.69%				VeriSign Inc (a)	808		39
Martin Marietta Materials Inc	484	37					$290
				Lodging - 0.86%
Chemicals - 3.29%				Wynn Resorts Ltd	447		46
Airgas Inc	377	31
Praxair Inc	1,359	144
		$175		Media - 0.79%
				Discovery Communications Inc - C Shares (a)	820		42
Commercial Services - 3.10%
Mastercard Inc	270	114
Moody's Corp	1,287	51		Oil & Gas - 2.65%
		$165		EOG Resources Inc	239		26
				Exxon Mobil Corp	1,322		115
Computers - 5.68%							$141
Apple Inc	262	174
International Business Machines Corp	654	128		Pharmaceuticals - 1.69%
		$302		Johnson & Johnson	1,342		90
Cosmetics & Personal Care - 0.45%
Colgate-Palmolive Co	223	24		Pipelines - 4.34%
				Kinder Morgan Inc/Delaware	4,620		165
				Kinder Morgan Inc/Delaware - Warrants (a)	1,000		3
Distribution & Wholesale - 1.92%				Williams Cos Inc/The	1,931		63
Fastenal Co	1,153	50					$231
WW Grainger Inc	252	52
		$102		Real Estate - 3.89%
				Brookfield Asset Management Inc	5,147		178
Diversified Financial Services - 7.54%				CBRE Group Inc (a)	1,710		29
American Express Co	1,852	108					$207
BlackRock Inc	582	103
Charles Schwab Corp/The	4,592	62		Retail - 10.75%
LPL Financial Holdings Inc	1,030	29		AutoZone Inc (a)	116		42
Visa Inc	772	99		Burger King Worldwide Inc (a)	2,610		34
		$401		CarMax Inc (a)	2,076		63
				McDonald's Corp	1,829		164
Electronics - 1.97%				O'Reilly Automotive Inc (a)	338		29
Gentex Corp/MI	2,195	39		Starbucks Corp	3,074		152
Sensata Technologies Holding NV (a)	1,067	32
				TJX Cos Inc	538		25
Tyco International Ltd	604	34		Wal-Mart Stores Inc	593		43
		$105		Yum! Brands Inc	320		20
Food - 8.25%							$572
Kraft Foods Inc	927	38		Semiconductors - 0.70%
Nestle SA ADR	3,430	214		Microchip Technology Inc	1,061		37
Unilever NV - NY shares	5,368	187
		$439
				Software - 5.58%
Healthcare - Products - 1.75%				Microsoft Corp	4,959		153
Becton Dickinson and Co	490	37		Oracle Corp	4,552		144
CR Bard Inc	224	22					$297
IDEXX Laboratories Inc (a)	353	34
		$93		Telecommunications - 0.79%
				Motorola Solutions Inc	888		42
Healthcare - Services - 0.90%
Laboratory Corp of America Holdings (a)	542	48

See accompanying notes.

Schedule of Investments Blue Chip Fund August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation - 0.79%
Expeditors International of Washington Inc	1,136	$42

TOTAL COMMON STOCKS		$5,305
Total Investments		$5,305
Other Assets in Excess of Liabilities, Net - 0.30%		$16
TOTAL NET ASSETS - 100.00%		$5,321

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26 .59%
Financial		25 .46%
Consumer, Cyclical		13 .54%
Technology		11 .94%
Communications		7.04%
Energy		6.99%
Industrial		3.43%
Basic Materials		3.28%
Diversified		1.43%
Other Assets in Excess of Liabilities, Net		0.30%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS- 32.24%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Advertising - 0.03%			Automobile Asset Backed Securities - 0.12%
Omnicom Group Inc			Ally Auto Receivables Trust
4.45%, 08/15/2020	$372	$413	0.79%, 09/15/2015	$800	$803
			AmeriCredit Automobile Receivables Trust
			1.17%, 01/08/2016	400	402
Aerospace & Defense - 0.33%			Ford Credit Auto Owner Trust
Boeing Co/The			1.35%, 12/15/2016(a)	371	377
3.75%, 11/20/2016	149	166	Santander Drive Auto Receivables Trust
5.88%, 02/15/2040	446	634
Exelis Inc			1.04%, 08/15/2016	400	403
4.25%, 10/01/2016	372	388			$1,985
L-3 Communications Corp			Automobile Manufacturers - 0.09%
4.95%, 02/15/2021	223	246	Daimler Finance North America LLC
Lockheed Martin Corp			6.50%, 11/15/2013	520	556
3.35%, 09/15/2021	298	315	8.50%, 01/18/2031	298	468
5.50%, 11/15/2039	52	63	Ford Motor Co
5.72%, 06/01/2040	75	96	7.45%, 07/16/2031	300	370
Northrop Grumman Corp					$1,394
3.50%, 03/15/2021	223	240
Raytheon Co			Automobile Parts & Equipment - 0.05%
3.13%, 10/15/2020	223	240	Johnson Controls Inc
4.88%, 10/15/2040	446	537	3.75%, 12/01/2021	223	236
United Technologies Corp			5.00%, 03/30/2020	186	212
1.20%, 06/01/2015	300	305	5.25%, 12/01/2041	372	421
3.10%, 06/01/2022	200	213			$869
4.50%, 04/15/2020	216	255	Banks- 4.78%
4.50%, 06/01/2042	500	568	Abbey National Treasury Services
4.88%, 05/01/2015	500	556	PLC/London
5.38%, 12/15/2017	298	362	2.88%, 04/25/2014	149	149
5.70%, 04/15/2040	149	197	Bank of America Corp
6.13%, 07/15/2038	52	71	3.63%, 03/17/2016	520	542
		$5,452	3.70%, 09/01/2015	385	402
Agriculture - 0.39%			4.50%, 04/01/2015	485	516
Altria Group Inc			4.75%, 08/01/2015	75	80
4.13%, 09/11/2015	104	114	5.42%, 03/15/2017	50	53
4.75%, 05/05/2021	372	429	5.63%, 07/01/2020	520	577
8.50%, 11/10/2013	595	649	5.65%, 05/01/2018	745	832
9.25%, 08/06/2019	558	795	5.70%, 01/24/2022	520	588
9.70%, 11/10/2018	223	320	5.88%, 02/07/2042	372	422
9.95%, 11/10/2038	220	376	6.00%, 09/01/2017	775	874
10.20%, 02/06/2039	30	52	6.50%, 08/01/2016	260	297
Archer-Daniels-Midland Co			7.38%, 05/15/2014	300	327
4.48%, 03/01/2021(a)	372	431	7.63%, 06/01/2019	300	366
5.38%, 09/15/2035	149	184	Bank of Montreal
Bunge Ltd Finance Corp			2.50%, 01/11/2017	372	394
4.10%, 03/15/2016	223	236	Bank of New York Mellon Corp/The
Lorillard Tobacco Co			1.20%, 02/20/2015	520	527
8.13%, 06/23/2019	104	133	3.55%, 09/23/2021	149	161
8.13%, 05/01/2040	75	98	5.50%, 12/01/2017	93	108
Philip Morris International Inc			Bank of Nova Scotia
1.13%, 08/21/2017	200	200	1.85%, 01/12/2015	149	153
2.50%, 05/16/2016	372	393	2.38%, 12/17/2013	149	153
2.90%, 11/15/2021	149	156	2.90%, 03/29/2016	298	316
4.38%, 11/15/2041	149	163	Barclays Bank PLC
4.50%, 03/26/2020	379	442	2.38%, 01/13/2014	446	451
5.65%, 05/16/2018	75	92	2.75%, 02/23/2015	372	379
6.88%, 03/17/2014	780	855	5.00%, 09/22/2016	160	176
Reynolds American Inc			5.13%, 01/08/2020	100	108
7.63%, 06/01/2016	260	313	5.14%, 10/14/2020	298	301
		$6,431	6.75%, 05/22/2019	300	351
			BB&T Corp
Airlines - 0.07%			1.60%, 08/15/2017	400	406
Continental Airlines 2010-A			3.38%, 09/25/2013	75	77
4.75%, 01/12/2021	142	152	3.95%, 04/29/2016	86	94
Delta Air Lines 2007-1 Class A Pass Through			5.20%, 12/23/2015	75	83
Trust			6.85%, 04/30/2019	52	66
6.82%, 08/10/2022	264	291	BNP Paribas SA
UAL 2009-2A Pass Through Trust			3.25%, 03/11/2015	743	766
9.75%, 01/15/2017	592	683	5.00%, 01/15/2021	223	240
		$1,126

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Canadian Imperial Bank of			HSBC Holdings PLC
Commerce/Canada			4.00%, 03/30/2022	$372	$399
2.35%, 12/11/2015	$149	$157	5.10%, 04/05/2021	372	428
Capital One Financial Corp			6.10%, 01/14/2042	446	597
2.15%, 03/23/2015	446	457	6.50%, 05/02/2036	60	70
5.50%, 06/01/2015	149	162	6.50%, 09/15/2037	350	413
6.75%, 09/15/2017	223	273	HSBC USA Inc
China Development Bank Corp			2.38%, 02/13/2015	372	381
5.00%, 10/15/2015	100	110	JP Morgan Chase & Co
Citigroup Inc			1.88%, 03/20/2015	372	378
2.65%, 03/02/2015	372	379	2.05%, 01/24/2014	149	152
3.95%, 06/15/2016	743	784	2.60%, 01/15/2016	743	771
4.45%, 01/10/2017	446	481	3.45%, 03/01/2016	223	237
4.50%, 01/14/2022	446	471	3.70%, 01/20/2015	595	631
4.59%, 12/15/2015	223	240	4.40%, 07/22/2020	468	519
5.00%, 09/15/2014	743	777	4.50%, 01/24/2022	743	825
5.88%, 01/30/2042	372	437	4.63%, 05/10/2021	743	831
6.00%, 10/31/2033	45	47	4.65%, 06/01/2014	966	1,028
6.01%, 01/15/2015	75	82	4.95%, 03/25/2020	168	192
6.13%, 11/21/2017	372	430	5.13%, 09/15/2014	260	278
6.13%, 05/15/2018	372	431	5.25%, 05/01/2015	257	280
6.13%, 08/25/2036	200	212	5.40%, 01/06/2042	298	356
6.38%, 08/12/2014	788	855	5.60%, 07/15/2041	446	547
6.63%, 06/15/2032	38	42	6.30%, 04/23/2019	446	544
6.88%, 03/05/2038	75	96	6.40%, 05/15/2038	75	99
8.13%, 07/15/2039	372	545	JP Morgan Chase Bank NA
8.50%, 05/22/2019	372	476	6.00%, 10/01/2017	410	483
Cooperatieve Centrale Raiffeisen-			KeyBank NA/Cleveland OH
Boerenleenbank BA/Netherlands			5.80%, 07/01/2014	750	804
3.38%, 01/19/2017	372	394	KeyCorp
3.88%, 02/08/2022	372	387	3.75%, 08/13/2015	231	249
4.50%, 01/11/2021	149	164	5.10%, 03/24/2021	298	343
Credit Suisse/New York NY			KFW
2.20%, 01/14/2014	250	253	0.63%, 04/24/2015	1,115	1,122
3.50%, 03/23/2015	300	316	1.25%, 02/15/2017	743	759
5.50%, 05/01/2014	491	524	1.38%, 01/13/2014	595	603
Deutsche Bank AG/London			2.63%, 03/03/2015	743	783
3.45%, 03/30/2015	227	238	2.63%, 02/16/2016	300	320
3.88%, 08/18/2014	743	781	2.63%, 02/16/2016	443	473
6.00%, 09/01/2017	416	487	2.63%, 01/25/2022	743	789
Discover Bank/Greenwood DE			2.75%, 10/21/2014	409	429
7.00%, 04/15/2020	100	118	2.75%, 09/08/2020	372	401
8.70%, 11/18/2019	250	316	3.50%, 03/10/2014	372	390
Export-Import Bank of Korea			4.00%, 10/15/2013	223	232
5.00%, 04/11/2022	400	462	4.00%, 01/27/2020	283	330
5.88%, 01/14/2015	439	482	4.13%, 10/15/2014	966	1,041
8.13%, 01/21/2014	335	365	4.38%, 03/15/2018	275	322
Fifth Third Bancorp			4.50%, 07/16/2018	298	354
5.45%, 01/15/2017	149	166	4.88%, 06/17/2019	818	998
Goldman Sachs Group Inc/The			5.13%, 03/14/2016	223	258
3.63%, 02/07/2016	743	770	Korea Development Bank/The
5.15%, 01/15/2014	112	117	4.00%, 09/09/2016	400	430
5.25%, 10/15/2013	205	214	8.00%, 01/23/2014	743	808
5.25%, 07/27/2021	298	317	Landwirtschaftliche Rentenbank
5.38%, 03/15/2020	372	401	3.13%, 07/15/2015	298	320
5.50%, 11/15/2014	743	798	5.00%, 11/08/2016	298	348
5.63%, 01/15/2017	818	886	Lloyds TSB Bank PLC
5.75%, 01/24/2022	372	411	4.88%, 01/21/2016	520	556
6.00%, 05/01/2014	298	318	6.38%, 01/21/2021	149	173
6.13%, 02/15/2033	38	41	Mellon Funding Corp
6.15%, 04/01/2018	929	1,056	5.00%, 12/01/2014	223	239
6.25%, 02/01/2041	372	416	Morgan Stanley
6.45%, 05/01/2036	149	151	3.80%, 04/29/2016	372	374
6.75%, 10/01/2037	357	372	4.10%, 01/26/2015	250	256
HSBC Bank USA NA			4.20%, 11/20/2014	150	154
4.88%, 08/24/2020	250	265	4.75%, 04/01/2014	565	582
HSBC Bank USA NA/New York NY			5.45%, 01/09/2017	200	210
4.63%, 04/01/2014	743	777	5.50%, 01/26/2020	160	164
5.88%, 11/01/2034	250	279	5.55%, 04/27/2017	200	212

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000's)
Banks (continued)			Banks (continued)
Morgan Stanley (continued)			Westpac Banking Corp
5.63%, 09/23/2019	$639	$661	3.00%, 08/04/2015	$90	$95
5.75%, 01/25/2021	300	310	3.00%, 12/09/2015	223	236
6.00%, 05/13/2014	632	668	4.20%, 02/27/2015	312	335
6.00%, 04/28/2015	476	507	4.88%, 11/19/2019	75	85
6.25%, 08/28/2017	795	861			$77,989
6.63%, 04/01/2018	220	243
7.25%, 04/01/2032	45	51	Beverages - 0.52%
7.30%, 05/13/2019	330	372	Anheuser-Busch Cos LLC
National Australia Bank Ltd/New York			5.50%, 01/15/2018	260	312
1.60%, 08/07/2015	200	202	Anheuser-Busch InBev Worldwide Inc
2.00%, 03/09/2015	750	764	0.80%, 07/15/2015	300	301
Oesterreichische Kontrollbank AG			3.75%, 07/15/2042	200	205
2.00%, 06/03/2016	372	384	4.13%, 01/15/2015	45	49
PNC Funding Corp			5.00%, 04/15/2020	112	135
2.70%, 09/19/2016	372	397	5.38%, 11/15/2014	446	492
3.63%, 02/08/2015	186	198	5.38%, 01/15/2020	197	241
4.38%, 08/11/2020	149	170	6.38%, 01/15/2040	149	216
5.13%, 02/08/2020	75	89	6.88%, 11/15/2019	149	197
5.63%, 02/01/2017	298	342	7.75%, 01/15/2019	372	500
6.70%, 06/10/2019	75	95	8.20%, 01/15/2039	149	249
Royal Bank of Canada			Beam Inc
2.63%, 12/15/2015	149	157	5.38%, 01/15/2016	8	9
2.88%, 04/19/2016	149	159	Bottling Group LLC
Royal Bank of Scotland Group PLC			6.95%, 03/15/2014	400	439
6.40%, 10/21/2019	60	66	Coca-Cola Co/The
Royal Bank of Scotland PLC/The			0.75%, 11/15/2013	372	374
3.95%, 09/21/2015	372	390	0.75%, 03/13/2015	298	300
5.63%, 08/24/2020	483	529	1.50%, 11/15/2015	223	230
State Street Corp			1.80%, 09/01/2016	223	232
5.38%, 04/30/2017	54	64	3.15%, 11/15/2020	372	405
Sumitomo Mitsui Banking Corp			Coca-Cola Enterprises Inc
1.35%, 07/18/2015	300	303	2.13%, 09/15/2015	200	207
3.20%, 07/18/2022	200	204	3.50%, 09/15/2020	200	211
SunTrust Bank/Atlanta GA			Diageo Capital PLC
5.00%, 09/01/2015	14	15	4.83%, 07/15/2020	149	175
SunTrust Banks Inc			Diageo Finance BV
3.60%, 04/15/2016	298	315	3.25%, 01/15/2015	119	126
Toronto-Dominion Bank/The			Dr Pepper Snapple Group Inc
1.38%, 07/14/2014	149	151	2.60%, 01/15/2019	223	230
2.38%, 10/19/2016	520	548	PepsiAmericas Inc
UBS AG/Stamford CT			4.88%, 01/15/2015	75	82
3.88%, 01/15/2015	520	548	PepsiCo Inc
4.88%, 08/04/2020	700	781	0.88%, 10/25/2013	149	150
5.88%, 12/20/2017	743	865	2.50%, 05/10/2016	149	157
Union Bank NA			2.75%, 03/05/2022	372	385
5.95%, 05/11/2016	300	340	3.10%, 01/15/2015	67	71
US Bancorp			3.13%, 11/01/2020	372	401
1.13%, 10/30/2013	75	76	4.50%, 01/15/2020	149	174
1.65%, 05/15/2017	595	608	4.88%, 11/01/2040	372	452
2.45%, 07/27/2015	298	313	5.50%, 01/15/2040	149	193
2.95%, 07/15/2022	300	302	7.90%, 11/01/2018	460	623
3.00%, 03/15/2022	372	390			$8,523
4.13%, 05/24/2021	223	253	Biotechnology - 0.17%
US Bank NA/Cincinnati OH			Amgen Inc
6.30%, 02/04/2014	100	108	1.88%, 11/15/2014	223	229
Wachovia Bank NA			4.10%, 06/15/2021	520	572
6.00%, 11/15/2017	600	719	5.15%, 11/15/2041	223	243
6.60%, 01/15/2038	550	749	5.70%, 02/01/2019	38	45
Wachovia Corp			5.75%, 03/15/2040	75	87
4.88%, 02/15/2014	149	158	5.85%, 06/01/2017	231	275
5.25%, 08/01/2014	149	160	6.40%, 02/01/2039	38	47
5.75%, 02/01/2018	520	624	6.90%, 06/01/2038	260	342
Wells Fargo & Co			Celgene Corp
3.50%, 03/08/2022	520	554	2.45%, 10/15/2015	149	154
3.63%, 04/15/2015	777	831	Genentech Inc
3.68%, 06/15/2016(a)	223	243	4.75%, 07/15/2015	483	538
3.75%, 10/01/2014	446	472
4.60%, 04/01/2021	298	343

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Biotechnology (continued)			Computers (continued)
Gilead Sciences Inc			International Business Machines Corp
4.40%, 12/01/2021	$223	$253	(continued)
		$2,785	6.22%, 08/01/2027	$149	$202
			6.50%, 10/15/2013	300	320
Chemicals - 0.27%			7.63%, 10/15/2018	100	135
Airgas Inc					$6,033
2.95%, 06/15/2016	223	233
Dow Chemical Co/The			Consumer Products - 0.08%
2.50%, 02/15/2016	223	232	Avery Dennison Corp
4.13%, 11/15/2021	149	163	5.38%, 04/15/2020	75	80
5.90%, 02/15/2015	145	162	Clorox Co/The
7.60%, 05/15/2014	223	247	3.80%, 11/15/2021	372	400
8.55%, 05/15/2019	419	566	Kimberly-Clark Corp
9.40%, 05/15/2039	149	243	2.40%, 03/01/2022	743	758
Eastman Chemical Co			7.50%, 11/01/2018	52	70
3.00%, 12/15/2015	149	157			$1,308
4.50%, 01/15/2021	149	166
Ecolab Inc			Cosmetics & Personal Care - 0.15%
4.35%, 12/08/2021	298	339	Colgate-Palmolive Co
5.50%, 12/08/2041	223	280	2.95%, 11/01/2020	446	479
EI du Pont de Nemours & Co			Procter & Gamble Co/The
1.75%, 03/25/2014	223	227	0.70%, 08/15/2014	149	150
2.75%, 04/01/2016	223	238	2.30%, 02/06/2022	1,189	1,218
3.25%, 01/15/2015	223	237	4.70%, 02/15/2019	223	265
4.25%, 04/01/2021	223	260	4.85%, 12/15/2015	75	85
4.63%, 01/15/2020	75	88	5.55%, 03/05/2037	149	205
Potash Corp of Saskatchewan Inc					$2,402
4.88%, 03/30/2020	149	174	Credit Card Asset Backed Securities - 0.12%
5.25%, 05/15/2014	75	80	Capital One Multi-Asset Execution Trust
PPG Industries Inc			5.75%, 07/15/2020	1,374	1,690
3.60%, 11/15/2020	149	160	Citibank Credit Card Issuance Trust
Praxair Inc			5.30%, 03/15/2018	300	349
5.38%, 11/01/2016	149	175			$2,039
Sherwin-Williams Co/The
3.13%, 12/15/2014	34	36	Diversified Financial Services - 1.92%
		$4,463	American Express Co
			6.15%, 08/28/2017	372	451
Commercial Services - 0.05%			7.00%, 03/19/2018	528	670
ADT Corp/The			8.15%, 03/19/2038	75	121
3.50%, 07/15/2022(b)	300	312	American Express Credit Corp
Board of Trustees of The Leland Stanford			2.80%, 09/19/2016	743	791
Junior University/The			5.13%, 08/25/2014	743	807
3.63%, 05/01/2014	223	235	Aon Corp
Western Union Co/The			5.00%, 09/30/2020	372	426
5.25%, 04/01/2020	75	87	8.21%, 01/01/2027	20	24
6.50%, 02/26/2014	52	56	Bear Stearns Cos LLC/The
Yale University			5.55%, 01/22/2017	149	169
2.90%, 10/15/2014	75	79	6.40%, 10/02/2017	371	445
		$769	7.25%, 02/01/2018	416	519
Computers - 0.37%			BlackRock Inc
Affiliated Computer Services Inc			3.50%, 12/10/2014	112	119
5.20%, 06/01/2015	149	160	5.00%, 12/10/2019	75	87
Computer Sciences Corp			Boeing Capital Corp
6.50%, 03/15/2018	298	335	4.70%, 10/27/2019	97	115
Dell Inc			Capital One Bank USA NA
5.63%, 04/15/2014	75	81	8.80%, 07/15/2019	600	779
7.10%, 04/15/2028	149	184	Caterpillar Financial Services Corp
Hewlett-Packard Co			1.63%, 06/01/2017	300	307
1.25%, 09/13/2013	149	149	2.65%, 04/01/2016	223	236
2.13%, 09/13/2015	223	224	2.85%, 06/01/2022	200	208
2.60%, 09/15/2017	446	442	6.13%, 02/17/2014	743	803
3.00%, 09/15/2016	372	380	7.15%, 02/15/2019	327	431
4.65%, 12/09/2021	520	533	Charles Schwab Corp/The
6.00%, 09/15/2041	446	465	4.95%, 06/01/2014	483	520
6.13%, 03/01/2014	788	843	Countrywide Financial Corp
International Business Machines Corp			6.25%, 05/15/2016	164	176
0.55%, 02/06/2015	372	372	Ford Motor Credit Co LLC
2.00%, 01/05/2016	200	209	2.75%, 05/15/2015	600	608
5.60%, 11/30/2039	268	362	3.00%, 06/12/2017	400	401
5.70%, 09/14/2017	520	637	4.25%, 02/03/2017	300	314

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)			Diversified Financial Services (continued)
Ford Motor Credit Co LLC (continued)			SLM Corp (continued)
5.00%, 05/15/2018	$300	$323	6.25%, 01/25/2016	$520	$556
5.88%, 08/02/2021	600	663	8.00%, 03/25/2020	75	85
7.00%, 10/01/2013	300	319	8.45%, 06/15/2018	446	515
8.70%, 10/01/2014	300	339	Toyota Motor Credit Corp
Franklin Resources Inc			0.88%, 07/17/2015	300	302
3.13%, 05/20/2015	149	157	2.05%, 01/12/2017	223	232
General Electric Capital Corp			3.20%, 06/17/2015	112	120
2.10%, 01/07/2014	743	758	3.30%, 01/12/2022	223	239
2.13%, 12/21/2012	186	187			$31,269
2.15%, 01/09/2015	743	766
2.30%, 04/27/2017	743	767	Electric - 1.60%
2.63%, 12/28/2012	520	524	Ameren Illinois Co
3.50%, 06/29/2015	223	238	2.70%, 09/01/2022	500	503
3.75%, 11/14/2014	595	631	Appalachian Power Co
4.63%, 01/07/2021	223	252	6.70%, 08/15/2037	223	297
5.30%, 02/11/2021	892	1,026	7.00%, 04/01/2038	60	83
5.38%, 10/20/2016	446	513	Arizona Public Service Co
5.50%, 06/04/2014	149	161	4.50%, 04/01/2042	223	248
5.50%, 01/08/2020	275	326	Baltimore Gas & Electric Co
5.63%, 09/15/2017	446	527	5.90%, 10/01/2016	201	237
5.88%, 01/14/2038	769	934	Commonwealth Edison Co
6.00%, 08/07/2019	524	636	1.63%, 01/15/2014	223	226
6.15%, 08/07/2037	160	201	4.00%, 08/01/2020	30	34
6.75%, 03/15/2032	234	304	5.80%, 03/15/2018	38	47
6.88%, 01/10/2039	580	793	Consolidated Edison Co of New York Inc
Goldman Sachs Capital I			4.20%, 03/15/2042	372	418
6.35%, 02/15/2034	156	155	5.85%, 03/15/2036	149	201
HSBC Finance Capital Trust IX			6.65%, 04/01/2019	149	192
5.91%, 11/30/2035	125	122	6.75%, 04/01/2038	75	113
HSBC Finance Corp			Constellation Energy Group Inc
5.50%, 01/19/2016	300	328	4.55%, 06/15/2015	45	49
6.68%, 01/15/2021	286	324	Consumers Energy Co
Jefferies Group Inc			5.50%, 08/15/2016	212	245
3.88%, 11/09/2015	298	299	Detroit Edison Co/The
6.88%, 04/15/2021	78	83	3.45%, 10/01/2020	15	17
8.50%, 07/15/2019	38	43	Dominion Resources Inc/VA
John Deere Capital Corp			1.80%, 03/15/2014	223	227
0.88%, 04/17/2015	298	300	4.90%, 08/01/2041	223	264
1.40%, 03/15/2017	520	532	5.15%, 07/15/2015	149	166
2.25%, 06/07/2016	223	233	8.88%, 01/15/2019	595	815
2.75%, 03/15/2022	372	385	Duke Energy Carolinas LLC
Merrill Lynch & Co Inc			5.30%, 10/01/2015	446	507
5.30%, 09/30/2015	75	80	5.30%, 02/15/2040	38	47
5.45%, 07/15/2014	75	80	Duke Energy Corp
5.70%, 05/02/2017	200	214	3.35%, 04/01/2015	223	236
6.05%, 05/16/2016	416	448	3.95%, 09/15/2014	19	20
6.11%, 01/29/2037	200	201	Duke Energy Indiana Inc
6.88%, 04/25/2018	595	694	3.75%, 07/15/2020	108	119
7.75%, 05/14/2038	350	424	4.20%, 03/15/2042	372	394
Murray Street Investment Trust I			6.12%, 10/15/2035	223	274
4.65%, 03/09/2017(a)	743	776	Duke Energy Ohio Inc
NASDAQ OMX Group Inc/The			5.45%, 04/01/2019	372	450
4.00%, 01/15/2015	149	156	Entergy Arkansas Inc
National Rural Utilities Cooperative Finance			3.75%, 02/15/2021	75	81
Corp			Entergy Corp
3.05%, 02/15/2022	298	317	4.70%, 01/15/2017	372	401
3.88%, 09/16/2015	372	405	5.13%, 09/15/2020	258	278
10.38%, 11/01/2018	52	76	Exelon Corp
Nomura Holdings Inc			4.90%, 06/15/2015	112	123
4.13%, 01/19/2016	446	462	Exelon Generation Co LLC
6.70%, 03/04/2020	376	432	5.20%, 10/01/2019	298	336
ORIX Corp			6.25%, 10/01/2039	416	481
4.71%, 04/27/2015	350	370	FirstEnergy Corp
Private Export Funding Corp			7.38%, 11/15/2031	372	490
3.05%, 10/15/2014	75	79	FirstEnergy Solutions Corp
3.55%, 04/15/2013	75	77	6.05%, 08/15/2021	45	50
SLM Corp			6.80%, 08/15/2039	294	316
5.00%, 10/01/2013	246	253	Florida Power & Light Co
			5.13%, 06/01/2041	446	566

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

		Principal			Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Electric (continued)					Electric (continued)
Florida Power & Light Co	(continued)				Public Service Electric & Gas Co
5.63%, 04/01/2034		$75	$98		3.50%, 08/15/2020	$212	$230
5.69%, 03/01/2040		142	193		Puget Sound Energy Inc
Florida Power Corp					4.43%, 11/15/2041	223	258
4.55%, 04/01/2020		223	257		5.80%, 03/15/2040	149	204
5.65%, 06/15/2018		372	453		San Diego Gas & Electric Co
5.65%, 04/01/2040		75	98		5.35%, 05/15/2040	246	328
6.40%, 06/15/2038		194	273		South Carolina Electric & Gas Co
Georgia Power Co					5.45%, 02/01/2041	223	284
3.00%, 04/15/2016		223	240		Southern California Edison Co
4.25%, 12/01/2019		223	254		4.05%, 03/15/2042	572	622
4.30%, 03/15/2042		572	618		5.50%, 03/15/2040	298	395
6.00%, 09/01/2040		75	75		5.95%, 02/01/2038	23	32
Great Plains Energy Inc					Southwestern Electric Power Co
4.85%, 06/01/2021		223	246		6.20%, 03/15/2040	149	192
Hydro-Quebec					6.45%, 01/15/2019	75	91
8.05%, 07/07/2024		298	444		Toledo Edison Co/The
Iberdrola International BV					7.25%, 05/01/2020	223	293
6.75%, 07/15/2036		372	363		TransAlta Corp
LG&E and KU Energy LLC					6.50%, 03/15/2040	75	76
3.75%, 11/15/2020		223	231		Union Electric Co
Louisville Gas & Electric Co					6.40%, 06/15/2017	223	268
5.13%, 11/15/2040		149	190		Virginia Electric and Power Co
MidAmerican Energy Holdings Co					6.00%, 05/15/2037	223	309
6.13%, 04/01/2036		454	590		8.88%, 11/15/2038	30	52
Mississippi Power Co							$25,999
4.25%, 03/15/2042		200	211
Nevada Power Co					Electrical Components & Equipment - 0.01%
5.45%, 05/15/2041		435	549		Emerson Electric Co
6.50%, 05/15/2018		223	278		4.88%, 10/15/2019	75	90
7.13%, 03/15/2019		38	49
NextEra Energy Capital Holdings Inc					Electronics - 0.11%
2.55%, 11/15/2013		71	72		Agilent Technologies Inc
4.50%, 06/01/2021		149	166		6.50%, 11/01/2017	45	55
Nisource Finance Corp					Honeywell International Inc
3.85%, 02/15/2023		350	363		5.30%, 03/01/2018	372	452
5.25%, 09/15/2017		205	236		5.38%, 03/01/2041	223	297
5.25%, 02/15/2043		350	387		5.70%, 03/15/2037	38	51
5.40%, 07/15/2014		138	148		Koninklijke Philips Electronics NV
5.95%, 06/15/2041		75	90		5.00%, 03/15/2042	372	427
6.40%, 03/15/2018		45	54		5.75%, 03/11/2018	30	36
Northern States Power Co/MN					Thermo Fisher Scientific Inc
5.25%, 03/01/2018		119	143		2.05%, 02/21/2014	223	227
5.35%, 11/01/2039		238	311		4.70%, 05/01/2020	149	170
Ohio Power Co							$1,715
6.00%, 06/01/2016		237	277
Oncor Electric Delivery Co LLC					Environmental Control - 0.08%
5.25%, 09/30/2040		149	161		Republic Services Inc
6.80%, 09/01/2018		506	619		4.75%, 05/15/2023	149	172
Pacific Gas & Electric Co					5.50%, 09/15/2019	301	356
3.50%, 10/01/2020		75	83		6.20%, 03/01/2040	171	216
4.45%, 04/15/2042		298	330		Waste Management Inc
5.40%, 01/15/2040		372	464		6.38%, 03/11/2015	223	252
6.05%, 03/01/2034		298	394		7.00%, 07/15/2028	45	61
PacifiCorp					7.38%, 03/11/2019	223	287
5.65%, 07/15/2018		205	252				$1,344
6.25%, 10/15/2037		268	375		Federal & Federally Sponsored Credit - 0.19%
PG&E Corp					Federal Farm Credit Banks
5.75%, 04/01/2014		298	320		0.55%, 07/09/2015	250	251
PPL Energy Supply LLC					0.75%, 12/19/2014	558	559
5.70%, 10/15/2035		134	147		1.13%, 02/27/2014	1,000	1,013
Progress Energy Inc					1.50%, 11/16/2015	743	769
3.15%, 04/01/2022		372	378		3.88%, 10/07/2013	459	477
7.75%, 03/01/2031		394	559				$3,069
PSEG Power LLC
2.75%, 09/15/2016		223	233		Finance - Mortgage Loan/Banker - 4.83%
Public Service Co of New Mexico					Fannie Mae
7.95%, 05/15/2018		446	542		0.00%, 06/01/2017(c)	446	426
					0.00%, 10/09/2019(c)	560	488
					0.38%, 03/16/2015	743	743

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Finance - Mortgage Loan/Banker (continued)			Finance - Mortgage Loan/Banker (continued)
Fannie Mae (continued)			Federal Home Loan Banks	(continued)
0.50%, 12/27/2013	$558	$558	5.00%, 11/17/2017	$560	$680
0.50%, 11/21/2014	818	819	5.25%, 06/18/2014	190	207
0.50%, 05/27/2015	1,500	1,505	5.38%, 05/18/2016	225	265
0.60%, 10/25/2013	372	372	5.50%, 08/13/2014	485	535
0.63%, 10/30/2014	1,115	1,122	5.50%, 07/15/2036	520	728
0.75%, 12/18/2013	1,372	1,382	5.63%, 06/11/2021	450	591
0.75%, 12/19/2014	743	750	Freddie Mac
0.80%, 11/23/2015	818	819	0.63%, 12/23/2013	743	747
0.85%, 10/24/2014	372	372	0.63%, 12/29/2014	743	748
0.88%, 08/28/2014	472	478	0.75%, 10/17/2014	372	372
0.95%, 08/23/2017	500	501	0.75%, 11/25/2014	1,000	1,010
1.00%, 09/20/2013	149	149	0.88%, 10/28/2013	743	749
1.00%, 09/23/2013	1,189	1,199	0.90%, 01/23/2015	743	744
1.00%, 11/07/2014	372	372	1.00%, 07/30/2014	743	753
1.00%, 08/29/2016	500	502	1.00%, 08/20/2014	743	753
1.10%, 04/24/2015	446	447	1.00%, 08/27/2014	372	377
1.13%, 06/27/2014	520	528	1.00%, 09/29/2017	1,000	1,010
1.13%, 06/14/2017	500	501	1.15%, 10/19/2015	372	372
1.25%, 02/27/2014	743	755	1.20%, 03/06/2017	595	602
1.25%, 09/28/2016	929	955	1.25%, 05/12/2017	743	761
1.25%, 01/30/2017	558	573	1.35%, 04/29/2014	743	756
1.38%, 10/19/2016	558	559	1.38%, 02/25/2014	372	378
1.38%, 11/15/2016	743	767	1.40%, 08/22/2019	1,000	1,008
1.45%, 10/03/2016	372	372	1.63%, 12/05/2016	595	597
1.50%, 04/17/2017	372	375	1.75%, 09/10/2015	186	194
1.63%, 10/26/2015	743	773	2.00%, 08/25/2016	1,000	1,056
2.38%, 07/28/2015	298	315	2.38%, 01/13/2022	1,743	1,832
2.38%, 04/11/2016	520	555	2.50%, 01/07/2014	186	192
2.50%, 05/15/2014	149	155	2.50%, 04/23/2014	1,149	1,191
2.63%, 11/20/2014	372	391	2.50%, 05/27/2016	520	557
2.75%, 02/05/2014	1,115	1,156	2.88%, 02/09/2015	1,372	1,455
2.75%, 03/13/2014	743	771	3.00%, 07/28/2014	1,000	1,050
2.88%, 12/11/2013	208	215	3.75%, 03/27/2019	1,598	1,862
3.00%, 09/16/2014	1,338	1,413	4.13%, 09/27/2013	186	194
4.13%, 04/15/2014	743	789	4.38%, 07/17/2015	149	166
4.38%, 10/15/2015	298	335	4.50%, 01/15/2014	186	197
4.63%, 10/15/2014	112	122	4.50%, 01/15/2015	186	204
5.00%, 03/15/2016	929	1,075	4.75%, 11/17/2015	186	212
5.00%, 02/13/2017	986	1,175	4.75%, 01/19/2016	669	765
5.00%, 05/11/2017	186	224	4.88%, 11/15/2013	892	942
5.25%, 09/15/2016	149	177	4.88%, 06/13/2018	613	748
5.38%, 06/12/2017	929	1,130	5.00%, 01/30/2014	186	198
5.63%, 07/15/2037	75	109	5.00%, 07/15/2014	558	607
6.00%, 04/18/2036	149	175	5.00%, 02/16/2017	298	355
6.63%, 11/15/2030	298	462	5.00%, 04/18/2017	743	887
7.13%, 01/15/2030	576	924	5.13%, 10/18/2016	250	295
7.25%, 05/15/2030	520	848	5.13%, 11/17/2017	520	633
Federal Home Loan Banks			5.25%, 04/18/2016	520	609
0.38%, 11/27/2013	745	746	5.50%, 07/18/2016	929	1,105
0.38%, 01/29/2014	745	746	5.50%, 08/23/2017	669	822
0.38%, 03/13/2015	1,000	1,000	6.25%, 07/15/2032	669	1,022
0.41%, 03/12/2014	1,115	1,115	6.75%, 03/15/2031	223	352
0.50%, 02/24/2015	300	300			$78,742
0.88%, 12/27/2013	375	378
1.00%, 06/21/2017	1,000	1,015	Food- 0.42%
1.24%, 03/14/2017	560	560	Campbell Soup Co
1.38%, 05/28/2014	745	760	3.05%, 07/15/2017	372	403
2.38%, 03/14/2014	855	883	4.25%, 04/15/2021	149	169
2.75%, 12/12/2014	855	902	ConAgra Foods Inc
2.75%, 03/13/2015	520	551	5.88%, 04/15/2014	90	97
2.88%, 06/12/2015	855	914	Delhaize Group SA
3.13%, 12/13/2013	150	156	5.70%, 10/01/2040	298	244
3.63%, 10/18/2013	190	197	General Mills Inc
4.00%, 09/06/2013	115	119	3.15%, 12/15/2021	223	234
4.50%, 09/16/2013	115	120	HJ Heinz Finance Co
4.50%, 02/18/2015	745	818	6.75%, 03/15/2032	75	96
4.75%, 12/16/2016	190	224	Kellogg Co
4.88%, 05/17/2017	930	1,115	4.00%, 12/15/2020	223	251

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Food (continued)			Healthcare - Services (continued)
Kraft Foods Group Inc			Aetna Inc (continued)
5.00%, 06/04/2042(b)	$600	$682	6.63%, 06/15/2036	$15	$20
5.38%, 02/10/2020(b)	278	332	6.75%, 12/15/2037	38	51
6.50%, 02/09/2040(b)	220	300	Cigna Corp
6.88%, 01/26/2039(b)	469	650	2.75%, 11/15/2016	372	391
Kraft Foods Inc			5.38%, 02/15/2042	372	421
4.13%, 02/09/2016	335	368	Quest Diagnostics Inc
5.38%, 02/10/2020	254	305	4.70%, 04/01/2021	298	336
6.50%, 08/11/2017	743	914	4.75%, 01/30/2020	12	13
6.75%, 02/19/2014	127	138	5.45%, 11/01/2015	52	59
Kroger Co/The			UnitedHealth Group Inc
3.40%, 04/15/2022	446	460	2.88%, 03/15/2022	520	533
4.95%, 01/15/2015	223	243	4.70%, 02/15/2021	260	301
5.40%, 07/15/2040	75	82	6.50%, 06/15/2037	223	297
6.15%, 01/15/2020	38	46	6.88%, 02/15/2038	409	573
6.40%, 08/15/2017	52	62	WellPoint Inc
Safeway Inc			5.25%, 01/15/2016	97	108
3.95%, 08/15/2020	93	88	5.80%, 08/15/2040	15	18
6.25%, 03/15/2014	364	388	6.38%, 06/15/2037	223	276
Unilever Capital Corp			7.00%, 02/15/2019	520	647
2.75%, 02/10/2016	300	319			$4,372
		$6,871	Home Furnishings - 0.01%
Forest Products & Paper - 0.11%			Whirlpool Corp
Georgia-Pacific LLC			4.85%, 06/15/2021	223	232
7.75%, 11/15/2029	149	197
8.00%, 01/15/2024	372	508
International Paper Co			Insurance - 0.78%
			ACE INA Holdings Inc
7.30%, 11/15/2039	75	100	5.88%, 06/15/2014	75	82
7.50%, 08/15/2021	394	513
9.38%, 05/15/2019	177	240	Aegon NV
			4.63%, 12/01/2015	67	73
Plum Creek Timberlands LP			Aflac Inc
4.70%, 03/15/2021	149	158	3.45%, 08/15/2015	60	64
		$1,716	6.45%, 08/15/2040	93	115
Gas- 0.06%			8.50%, 05/15/2019	38	51
Atmos Energy Corp			Allstate Corp/The
4.95%, 10/15/2014	149	161	5.20%, 01/15/2042	372	450
CenterPoint Energy Inc			6.75%, 05/15/2018	149	186
6.50%, 05/01/2018	223	269	7.45%, 05/16/2019	149	195
National Grid PLC			American International Group Inc
6.30%, 08/01/2016	119	138	3.00%, 03/20/2015	372	383
Sempra Energy			4.88%, 06/01/2022	500	545
2.00%, 03/15/2014	298	303	5.60%, 10/18/2016	223	250
6.00%, 10/15/2039	38	50	5.85%, 01/16/2018	446	511
		$921	6.25%, 03/15/2037	298	299
			6.40%, 12/15/2020	372	442
Healthcare - Products - 0.15%			8.25%, 08/15/2018	327	413
Baxter International Inc			AXA SA
2.40%, 08/15/2022	300	302	8.60%, 12/15/2030	112	128
3.65%, 08/15/2042	300	306	Berkshire Hathaway Finance Corp
4.25%, 03/15/2020	149	171	1.50%, 01/10/2014	223	227
5.90%, 09/01/2016	52	62	4.25%, 01/15/2021	298	340
Becton Dickinson and Co			5.75%, 01/15/2040	45	57
5.00%, 11/12/2040	149	182	Berkshire Hathaway Inc
Boston Scientific Corp			1.90%, 01/31/2017	372	386
6.00%, 01/15/2020	149	178	3.20%, 02/11/2015	227	241
6.25%, 11/15/2015	149	169	3.40%, 01/31/2022	595	638
7.38%, 01/15/2040	149	207	Chubb Corp/The
Covidien International Finance SA			6.50%, 05/15/2038	30	44
6.00%, 10/15/2017	67	82	CNA Financial Corp
Medtronic Inc			5.75%, 08/15/2021	223	256
3.00%, 03/15/2015	372	393	Fidelity National Financial Inc
4.45%, 03/15/2020	298	344	6.60%, 05/15/2017	149	166
Stryker Corp			Genworth Financial Inc
4.38%, 01/15/2020	75	86	5.75%, 06/15/2014	580	596
		$2,482	7.70%, 06/15/2020	75	77
Healthcare - Services - 0.27%			Hartford Financial Services Group Inc
Aetna Inc			5.38%, 03/15/2017	223	244
4.13%, 06/01/2021	298	328	6.00%, 01/15/2019	52	58

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)				Iron & Steel (continued)
Hartford Financial Services Group Inc				Cliffs Natural Resources Inc
(continued)				4.88%, 04/01/2021	$372	$365
6.63%, 03/30/2040	$75	$84		Nucor Corp
Liberty Mutual Group Inc				5.75%, 12/01/2017	38	46
7.25%, 09/01/2012(b)	3	3				$1,951
Lincoln National Corp
7.00%, 06/15/2040	138	171		Lodging - 0.07%
8.75%, 07/01/2019	409	529		Starwood Hotels & Resorts Worldwide Inc
Marsh & McLennan Cos Inc				7.15%, 12/01/2019	298	357
5.75%, 09/15/2015	36	40		7.88%, 10/15/2014	372	422
MetLife Inc				Wyndham Worldwide Corp
5.70%, 06/15/2035	186	232		7.38%, 03/01/2020	298	358
6.40%, 12/15/2049(a)	112	119				$1,137
6.75%, 06/01/2016	743	889		Machinery - Construction & Mining - 0.04%
7.72%, 02/15/2019	75	97		Caterpillar Inc
PartnerRe Finance B LLC				0.95%, 06/26/2015	400	404
5.50%, 06/01/2020	75	84		3.80%, 08/15/2042(b)	305	316
Progressive Corp/The						$720
3.75%, 08/23/2021	223	245
Protective Life Corp				Machinery - Diversified - 0.02%
8.45%, 10/15/2039	149	187		Deere & Co
Prudential Financial Inc				4.38%, 10/16/2019	164	191
4.50%, 11/16/2021	372	410		Rockwell Automation Inc
4.75%, 09/17/2015	149	164		6.25%, 12/01/2037	149	206
5.10%, 09/20/2014	82	89				$397
5.70%, 12/14/2036	75	83		Media- 1.17%
5.80%, 11/16/2041	149	171		CBS Corp
6.00%, 12/01/2017	223	264		1.95%, 07/01/2017	450	459
6.63%, 12/01/2037	45	56		4.85%, 07/01/2042	500	519
Transatlantic Holdings Inc				5.75%, 04/15/2020	190	229
5.75%, 12/14/2015	70	78		7.88%, 07/30/2030	227	308
Travelers Cos Inc/The				Comcast Corp
6.25%, 06/15/2037	38	52		3.13%, 07/15/2022	500	522
6.75%, 06/20/2036	149	212		5.15%, 03/01/2020	506	602
Unum Group				5.90%, 03/15/2016	372	433
7.13%, 09/30/2016	223	260		6.30%, 11/15/2017	372	458
Validus Holdings Ltd				6.40%, 03/01/2040	431	566
8.88%, 01/26/2040	149	182		6.45%, 03/15/2037	175	226
Willis Group Holdings PLC				6.95%, 08/15/2037	216	293
4.13%, 03/15/2016	372	392		COX Communications Inc
WR Berkley Corp				5.45%, 12/15/2014	754	830
6.25%, 02/15/2037	86	99		5.50%, 10/01/2015	75	85
XL Group PLC				DIRECTV Holdings LLC / DIRECTV
5.25%, 09/15/2014	38	40		Financing Co Inc
		$12,749		3.55%, 03/15/2015	286	303
Internet - 0.11%				3.80%, 03/15/2022	298	308
eBay Inc				4.60%, 02/15/2021	494	540
0.88%, 10/15/2013	75	75		5.88%, 10/01/2019	164	193
1.35%, 07/15/2017	200	202		6.00%, 08/15/2040	472	534
1.63%, 10/15/2015	149	154		Discovery Communications LLC
2.60%, 07/15/2022	200	202		3.70%, 06/01/2015	93	100
4.00%, 07/15/2042	200	198		5.05%, 06/01/2020	149	174
Expedia Inc				5.63%, 08/15/2019	149	179
7.46%, 08/15/2018	372	438		6.35%, 06/01/2040	127	163
Google Inc				Grupo Televisa SAB
1.25%, 05/19/2014	149	151		6.00%, 05/15/2018	300	354
2.13%, 05/19/2016	149	157		Historic TW Inc
3.63%, 05/19/2021	149	167		6.88%, 06/15/2018	75	94
		$1,744		McGraw-Hill Cos Inc/The
				6.55%, 11/15/2037	149	180
Iron & Steel - 0.12%				NBCUniversal Media LLC
ArcelorMittal				3.65%, 04/30/2015	376	403
4.00%, 08/05/2015	546	541		4.38%, 04/01/2021	149	168
5.50%, 03/01/2021	223	212		5.15%, 04/30/2020	220	260
6.13%, 06/01/2018	149	148		6.40%, 04/30/2040	149	193
6.75%, 03/01/2041	223	192		News America Inc
7.00%, 10/15/2039	149	134		5.65%, 08/15/2020	149	179
9.85%, 06/01/2019	275	313		6.15%, 02/15/2041	223	274
				6.20%, 12/15/2034	156	188

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mining (continued)
News America Inc (continued)			Rio Tinto Alcan Inc (continued)
6.40%, 12/15/2035	$372	$460	6.13%, 12/15/2033	$223	$290
6.90%, 03/01/2019	446	564	Rio Tinto Finance USA Ltd
Reed Elsevier Capital Inc			3.75%, 09/20/2021	372	399
7.75%, 01/15/2014	30	33	6.50%, 07/15/2018	12	15
Thomson Reuters Corp			7.13%, 07/15/2028	38	51
5.70%, 10/01/2014	67	73	8.95%, 05/01/2014	97	110
5.85%, 04/15/2040	75	92	9.00%, 05/01/2019	242	332
Time Warner Cable Inc			Rio Tinto Finance USA PLC
3.50%, 02/01/2015	75	79	4.75%, 03/22/2042	372	406
4.00%, 09/01/2021	520	569	Southern Copper Corp
5.85%, 05/01/2017	149	177	5.38%, 04/16/2020	75	84
6.55%, 05/01/2037	149	186	6.75%, 04/16/2040	312	363
6.75%, 07/01/2018	151	189	Teck Resources Ltd
6.75%, 06/15/2039	223	290	3.00%, 03/01/2019	298	300
7.30%, 07/01/2038	75	102	6.25%, 07/15/2041	446	493
8.25%, 04/01/2019	446	595	Vale Overseas Ltd
8.75%, 02/14/2019	142	192	5.63%, 09/15/2019	134	149
Time Warner Entertainment Co LP			6.25%, 01/23/2017	149	171
8.38%, 07/15/2033	275	396	6.88%, 11/21/2036	486	571
Time Warner Inc			8.25%, 01/17/2034	112	145
3.15%, 07/15/2015	231	245			$9,119
4.00%, 01/15/2022	520	570
4.70%, 01/15/2021	234	268	Miscellaneous Manufacturing - 0.13%
4.88%, 03/15/2020	123	142	3M Co
5.38%, 10/15/2041	372	425	1.38%, 09/29/2016	372	381
5.88%, 11/15/2016	520	616	5.70%, 03/15/2037	112	157
6.10%, 07/15/2040	127	155	Danaher Corp
6.20%, 03/15/2040	149	183	5.63%, 01/15/2018	372	448
6.50%, 11/15/2036	60	75	Dover Corp
7.63%, 04/15/2031	275	373	5.38%, 03/01/2041	223	291
Viacom Inc			GE Capital Trust I
2.50%, 12/15/2016	298	312	6.38%, 11/15/2067	45	47
3.88%, 12/15/2021	372	404	General Electric Co
4.25%, 09/15/2015	67	73	5.25%, 12/06/2017	372	441
6.88%, 04/30/2036	194	260	Ingersoll-Rand Global Holding Co Ltd
Walt Disney Co/The			9.50%, 04/15/2014	30	34
1.35%, 08/16/2016	149	152	Parker Hannifin Corp
2.75%, 08/16/2021	298	314	3.50%, 09/15/2022	223	242
7.00%, 03/01/2032	149	223	Textron Inc
		$19,104	6.20%, 03/15/2015	26	29
			Tyco Electronics Group SA
Mining - 0.56%			6.55%, 10/01/2017	38	46
Alcoa Inc			7.13%, 10/01/2037	41	56
5.40%, 04/15/2021	149	154			$2,172
5.90%, 02/01/2027	149	153
6.15%, 08/15/2020	38	41	Mortgage Backed Securities - 1.91%
6.50%, 06/15/2018	483	540	Banc of America Merrill Lynch Commercial
AngloGold Ashanti Holdings PLC			Mortgage Inc
5.38%, 04/15/2020	12	13	4.76%, 11/10/2039	111	116
			5.25%, 11/10/2042(a)	223	230
Barrick Gold Corp			5.37%, 09/10/2047(a)	371	417
2.90%, 05/30/2016	223	235	5.41%, 09/10/2047(a)	1,486	1,682
Barrick PD Australia Finance Pty Ltd
4.95%, 01/15/2020	175	196	5.63%, 04/10/2049	136	141
5.95%, 10/15/2039	260	301	5.89%, 07/10/2044	45	51
			6.40%, 02/10/2051(a)	119	143
BHP Billiton Finance USA Ltd
1.13%, 11/21/2014	223	226	Bear Stearns Commercial Mortgage
1.63%, 02/24/2017	372	379	Securities
3.25%, 11/21/2021	372	393	5.47%, 06/11/2041	75	80
4.13%, 02/24/2042	372	389	5.54%, 09/11/2041	371	427
5.50%, 04/01/2014	743	801	5.54%, 10/12/2041	561	649
			5.89%, 09/11/2038(a)	286	329
6.50%, 04/01/2019	67	86
Freeport-McMoRan Copper & Gold Inc			Citigroup Commercial Mortgage Trust
3.55%, 03/01/2022	298	296	4.73%, 10/15/2041	568	608
			6.26%, 12/10/2049(a)	35	41
Newmont Mining Corp
3.50%, 03/15/2022	298	301	Citigroup/Deutsche Bank Commercial
5.13%, 10/01/2019	149	170	Mortgage Trust
6.25%, 10/01/2039	341	409	5.62%, 10/15/2048	238	272
Rio Tinto Alcan Inc			Commercial Mortgage Loan Trust
			6.20%, 12/10/2049(a)	256	299
5.20%, 01/15/2014	149	157

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Office & Business Equipment - 0.07%
Commercial Mortgage Pass Through			Pitney Bowes Inc
Certificates			5.75%, 09/15/2017	$223	$240
4.84%, 10/15/2037(a)	$149	$156	Xerox Corp
6.00%, 12/10/2049(a)	371	439	2.95%, 03/15/2017	446	457
Credit Suisse First Boston Mortgage Securities			4.25%, 02/15/2015	142	151
Corp			4.50%, 05/15/2021	149	157
4.83%, 11/15/2037	594	638	5.63%, 12/15/2019	64	72
5.01%, 02/15/2038	743	807	8.25%, 05/15/2014	82	91
Credit Suisse Mortgage Capital Certificates					$1,168
5.96%, 09/15/2039(a)	371	399
GE Capital Commercial Mortgage Corp			Oil & Gas - 1.77%
4.94%, 07/10/2045	66	69	Alberta Energy Co Ltd
5.49%, 11/10/2045(a)	74	84	7.38%, 11/01/2031	223	278
Greenwich Capital Commercial Funding			Anadarko Finance Co
Corp			7.50%, 05/01/2031	223	299
5.44%, 03/10/2039(a)	628	711	Anadarko Petroleum Corp
5.74%, 12/10/2049	1,114	1,273	5.95%, 09/15/2016	517	598
GS Mortgage Securities Corp II			6.20%, 03/15/2040	75	91
5.98%, 08/10/2045(a)	181	191	6.38%, 09/15/2017	164	196
5.98%, 08/10/2045(a)	1,486	1,681	6.45%, 09/15/2036	75	93
JP Morgan Chase Commercial Mortgage			Apache Corp
Securities Corp			3.63%, 02/01/2021	223	247
4.17%, 08/15/2046	743	837	4.75%, 04/15/2043	372	427
4.74%, 07/15/2042	260	284	5.10%, 09/01/2040	268	322
4.78%, 07/15/2042	223	240	BP Capital Markets PLC
4.88%, 01/12/2038(a)	308	320	1.85%, 05/05/2017	200	205
4.88%, 01/15/2042	394	425	3.13%, 10/01/2015	149	159
5.23%, 12/15/2044	631	651	3.20%, 03/11/2016	298	320
5.34%, 05/15/2047	988	1,117	3.25%, 05/06/2022	200	213
5.42%, 01/15/2049	446	509	3.88%, 03/10/2015	45	48
5.43%, 12/12/2043	1,000	1,137	4.74%, 03/11/2021	372	437
5.44%, 05/15/2045(a)	48	53	4.75%, 03/10/2019	75	87
5.45%, 06/12/2047	457	483	5.25%, 11/07/2013	780	823
5.46%, 12/12/2043	743	744	Canadian Natural Resources Ltd
5.72%, 02/15/2051	20	23	5.70%, 05/15/2017	49	58
5.82%, 06/12/2043	186	191	6.25%, 03/15/2038	186	242
6.06%, 04/15/2045(a)	743	822	Cenovus Energy Inc
LB Commercial Conduit Mortgage Trust			4.50%, 09/15/2014	123	132
6.08%, 07/15/2044(a)	182	214	5.70%, 10/15/2019	153	185
LB-UBS Commercial Mortgage Trust			6.75%, 11/15/2039	372	499
4.79%, 07/15/2040(a)	743	796	Chevron Corp
4.84%, 07/15/2040	520	538	3.95%, 03/03/2014	356	374
5.02%, 09/15/2040	409	438	ConocoPhillips
5.20%, 11/15/2030	371	415	4.60%, 01/15/2015	743	814
5.45%, 06/15/2029(a)	446	476	4.75%, 02/01/2014	26	28
5.66%, 03/15/2039	371	422	6.00%, 01/15/2020	272	346
5.86%, 07/15/2040(a)	126	148	6.50%, 02/01/2039	491	708
Merrill Lynch Mortgage Trust			ConocoPhillips Canada Funding Co I
6.04%, 06/12/2050(a)	223	251	5.63%, 10/15/2016	223	266
Merrill Lynch/Countrywide Commercial			ConocoPhillips Holding Co
Mortgage Trust			6.95%, 04/15/2029	298	422
5.36%, 08/12/2048(a)	222	225	Devon Energy Corp
Morgan Stanley Capital I Inc			1.88%, 05/15/2017	298	305
4.70%, 07/15/2056	984	1,061	5.60%, 07/15/2041	75	90
5.36%, 03/15/2044(a)	290	329	5.63%, 01/15/2014	75	80
5.51%, 11/12/2049	743	856	6.30%, 01/15/2019	446	552
5.60%, 03/12/2044(a)	743	835	7.95%, 04/15/2032	268	399
5.77%, 04/12/2049(a)	390	418	Devon Financing Corp ULC
5.77%, 04/12/2049(a)	802	892	7.88%, 09/30/2031	372	541
5.86%, 10/15/2042(a)	14	14	Encana Corp
UBS Commercial Mortgage Trust			5.90%, 12/01/2017	75	88
3.40%, 05/10/2045(a)	1,300	1,370	6.50%, 02/01/2038	194	229
Wachovia Bank Commercial Mortgage Trust			Ensco PLC
4.96%, 11/15/2035	201	210	3.25%, 03/15/2016	149	159
5.42%, 01/15/2045	557	628	EOG Resources Inc
5.47%, 12/15/2044(a)	371	416	4.40%, 06/01/2020	149	171
5.68%, 05/15/2046(a)	260	302	6.13%, 10/01/2013	75	79
5.80%, 07/15/2045	108	117	EQT Corp
		$31,140	6.50%, 04/01/2018	369	426

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000's)
Oil & Gas (continued)			Oil & Gas (continued)
Hess Corp			Statoil ASA (continued)
5.60%, 02/15/2041	$149	$169	5.25%, 04/15/2019	$67	$81
7.30%, 08/15/2031	112	145	Suncor Energy Inc
8.13%, 02/15/2019	75	98	6.10%, 06/01/2018	372	455
Husky Energy Inc			6.50%, 06/15/2038	364	481
5.90%, 06/15/2014	75	82	6.85%, 06/01/2039	15	21
Marathon Oil Corp			Talisman Energy Inc
5.90%, 03/15/2018	149	178	5.13%, 05/15/2015	26	28
6.60%, 10/01/2037	67	88	6.25%, 02/01/2038	242	286
Marathon Petroleum Corp			Total Capital International SA
3.50%, 03/01/2016	223	237	2.88%, 02/17/2022	372	390
5.13%, 03/01/2021	223	256	Total Capital SA
Nabors Industries Inc			3.00%, 06/24/2015	108	115
9.25%, 01/15/2019	223	289	4.25%, 12/15/2021	149	171
Nexen Inc			Transocean Inc
6.40%, 05/15/2037	168	209	6.00%, 03/15/2018	446	516
7.50%, 07/30/2039	45	63	6.38%, 12/15/2021	223	269
Noble Energy Inc			Valero Energy Corp
6.00%, 03/01/2041	298	366	4.50%, 02/01/2015	23	25
Noble Holding International Ltd			6.13%, 02/01/2020	112	134
2.50%, 03/15/2017	372	382	6.63%, 06/15/2037	101	122
3.45%, 08/01/2015	75	79	7.50%, 04/15/2032	45	57
6.20%, 08/01/2040	75	88	9.38%, 03/15/2019	372	498
Occidental Petroleum Corp					$28,803
4.13%, 06/01/2016	223	249
PC Financial Partnership			Oil & Gas Services - 0.14%
5.00%, 11/15/2014	75	81	Baker Hughes Inc
Pemex Project Funding Master Trust			5.13%, 09/15/2040	234	289
5.75%, 03/01/2018	409	472	7.50%, 11/15/2018	38	51
6.63%, 06/15/2035	104	129	Cameron International Corp
Petrobras International Finance Co - Pifco			6.38%, 07/15/2018	446	542
2.88%, 02/06/2015	372	382	Halliburton Co
3.88%, 01/27/2016	223	234	3.25%, 11/15/2021	149	161
5.38%, 01/27/2021	595	662	4.50%, 11/15/2041	149	167
5.75%, 01/20/2020	402	453	7.45%, 09/15/2039	30	47
5.88%, 03/01/2018	223	252	Weatherford International Ltd/Bermuda
6.75%, 01/27/2041	223	277	5.13%, 09/15/2020	149	162
6.88%, 01/20/2040	75	94	6.00%, 03/15/2018	38	43
7.88%, 03/15/2019	336	417	6.75%, 09/15/2040	149	166
Petro-Canada			9.63%, 03/01/2019	476	623
6.80%, 05/15/2038	38	51			$2,251
Petroleos Mexicanos			Other Asset Backed Securities - 0.02%
4.88%, 03/15/2015	306	327	CenterPoint Energy Transition Bond Co LLC
4.88%, 01/24/2022(b)	1,115	1,249	3.46%, 08/15/2019	297	328
5.50%, 01/21/2021	602	698
5.50%, 06/27/2044(b)	100	109
8.00%, 05/03/2019	91	119	Pharmaceuticals - 0.90%
Phillips 66			Abbott Laboratories
2.95%, 05/01/2017(b)	372	390	4.13%, 05/27/2020	223	257
4.30%, 04/01/2022(b)	372	405	5.13%, 04/01/2019	460	556
5.88%, 05/01/2042(b)	372	439	5.88%, 05/15/2016	341	403
Pioneer Natural Resources Co			6.00%, 04/01/2039	372	523
3.95%, 07/15/2022	300	312	AstraZeneca PLC
Pride International Inc			5.90%, 09/15/2017	223	273
6.88%, 08/15/2020	223	282	6.45%, 09/15/2037	416	586
Rowan Cos Inc			Bristol-Myers Squibb Co
5.00%, 09/01/2017	67	73	0.88%, 08/01/2017	300	298
Shell International Finance BV			3.25%, 08/01/2042	200	191
2.38%, 08/21/2022	200	202	5.88%, 11/15/2036	18	24
3.10%, 06/28/2015	461	493	6.80%, 11/15/2026	75	106
3.63%, 08/21/2042	200	206	Eli Lilly & Co
4.00%, 03/21/2014	223	235	4.20%, 03/06/2014	75	79
4.30%, 09/22/2019	149	174	5.20%, 03/15/2017	476	562
4.38%, 03/25/2020	75	88	Express Scripts Holding Co
5.50%, 03/25/2040	75	100	3.13%, 05/15/2016	372	395
			4.75%, 11/15/2021(b)	223	257
6.38%, 12/15/2038	127	185	6.13%, 11/15/2041(b)	223	290
Statoil ASA
3.15%, 01/23/2022	298	320	6.25%, 06/15/2014	223	244
5.10%, 08/17/2040	182	230	GlaxoSmithKline Capital Inc
			5.65%, 05/15/2018	298	366

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)				Pipelines (continued)
GlaxoSmithKline Capital Inc	(continued)			ONEOK Partners LP
6.38%, 05/15/2038		$238	$343	6.13%, 02/01/2041	$372	$437
GlaxoSmithKline Capital PLC				8.63%, 03/01/2019	60	78
0.75%, 05/08/2015		298	299	Panhandle Eastern Pipe Line Co LP
2.85%, 05/08/2022		372	389	6.20%, 11/01/2017	236	277
Johnson & Johnson				Plains All American Pipeline LP / PAA
2.95%, 09/01/2020		372	403	Finance Corp
4.95%, 05/15/2033		149	185	3.65%, 06/01/2022	372	393
5.55%, 08/15/2017		372	455	3.95%, 09/15/2015	149	161
Medco Health Solutions Inc				5.75%, 01/15/2020	45	54
7.13%, 03/15/2018		491	617	Southern Natural Gas Co LLC
Merck & Co Inc				5.90%, 04/01/2017(a),(b)	38	45
2.25%, 01/15/2016		149	156	Southern Natural Gas Co LLC / Southern
5.00%, 06/30/2019		446	539	Natural Issuing Corp
6.55%, 09/15/2037		253	381	4.40%, 06/15/2021	149	160
Novartis Capital Corp				Spectra Energy Capital LLC
2.90%, 04/24/2015		223	237	8.00%, 10/01/2019	500	649
4.13%, 02/10/2014		483	508	Sunoco Logistics Partners Operations LP
4.40%, 04/24/2020		223	263	5.50%, 02/15/2020	134	149
Novartis Securities Investment Ltd				Tennessee Gas Pipeline Co LLC
5.13%, 02/10/2019		186	224	7.50%, 04/01/2017	223	274
Pfizer Inc				TransCanada PipeLines Ltd
4.65%, 03/01/2018		149	174	3.80%, 10/01/2020	372	415
5.35%, 03/15/2015		149	167	6.10%, 06/01/2040	75	104
6.20%, 03/15/2019		810	1,036	6.50%, 08/15/2018	124	155
7.20%, 03/15/2039		439	696	7.25%, 08/15/2038	149	222
Sanofi				7.63%, 01/15/2039	335	525
1.20%, 09/30/2014		372	377	Williams Cos Inc/The
2.63%, 03/29/2016		223	236	7.50%, 01/15/2031	33	41
Teva Pharmaceutical Finance Co LLC				7.88%, 09/01/2021	372	483
6.15%, 02/01/2036		149	200	Williams Partners LP
Teva Pharmaceutical Finance II BV / Teva				3.80%, 02/15/2015	205	218
Pharmaceutical Finance III LLC				5.25%, 03/15/2020	520	598
3.00%, 06/15/2015		372	396	6.30%, 04/15/2040	127	159
Watson Pharmaceuticals Inc						$10,407
5.00%, 08/15/2014		186	198
6.13%, 08/15/2019		38	44	Regional Authority - 0.35%
Wyeth LLC				Japan Finance Organization for
5.50%, 02/01/2014		149	160	Municipalities
5.50%, 02/15/2016		223	259	5.00%, 05/16/2017	200	236
5.95%, 04/01/2037		264	363	Province of British Columbia
			$14,715	2.65%, 09/22/2021	223	239
				6.50%, 01/15/2026	52	75
Pipelines - 0.64%				Province of Manitoba Canada
Enbridge Energy Partners LP				2.63%, 07/15/2015	223	237
5.20%, 03/15/2020		26	30	Province of Nova Scotia Canada
9.88%, 03/01/2019		253	342	5.13%, 01/26/2017	119	140
Energy Transfer Partners LP				Province of Ontario Canada
5.20%, 02/01/2022		298	328	1.60%, 09/21/2016	600	619
6.50%, 02/01/2042		298	338	2.70%, 06/16/2015	372	394
6.70%, 07/01/2018		67	79	2.95%, 02/05/2015	706	747
9.00%, 04/15/2019		18	23	4.00%, 10/07/2019	223	258
Enterprise Products Operating LLC				4.10%, 06/16/2014	283	302
1.25%, 08/13/2015		100	101	4.40%, 04/14/2020	149	177
3.20%, 02/01/2016		149	157	4.95%, 11/28/2016	520	608
4.45%, 02/15/2043		300	295	5.45%, 04/27/2016	298	348
5.20%, 09/01/2020		223	261	Province of Quebec Canada
6.13%, 10/15/2039		67	80	2.75%, 08/25/2021	669	705
6.45%, 09/01/2040		223	277	4.88%, 05/05/2014	149	160
6.50%, 01/31/2019		434	533	5.13%, 11/14/2016	149	175
6.88%, 03/01/2033		45	58	7.50%, 09/15/2029	186	290
Kinder Morgan Energy Partners LP				Province of Saskatchewan Canada
3.50%, 03/01/2016		520	556	8.50%, 07/15/2022	19	29
5.00%, 12/15/2013		223	234			$5,739
6.38%, 03/01/2041		372	448
6.50%, 09/01/2039		38	46	REITS- 0.33%
6.95%, 01/15/2038		38	48	American Tower Corp
7.40%, 03/15/2031		223	282	4.70%, 03/15/2022	372	403
9.00%, 02/01/2019		223	294	7.00%, 10/15/2017	93	111

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000's)
REITS (continued)				Retail (continued)
BioMed Realty LP				Macy's Retail Holdings Inc	(continued)
6.13%, 04/15/2020	$19	$22		6.90%, 04/01/2029		$75	$90
Boston Properties LP				McDonald's Corp
4.13%, 05/15/2021	223	238		3.50%, 07/15/2020		439	489
5.63%, 11/15/2020	75	88		3.70%, 02/15/2042		372	389
CommonWealth REIT				4.88%, 07/15/2040		26	32
6.25%, 08/15/2016	223	241		5.35%, 03/01/2018		104	126
Digital Realty Trust LP				6.30%, 10/15/2037		38	55
4.50%, 07/15/2015	160	170		Nordstrom Inc
Duke Realty LP				4.75%, 05/01/2020		104	121
7.38%, 02/15/2015	75	84		6.25%, 01/15/2018		38	46
Entertainment Properties Trust				Staples Inc
7.75%, 07/15/2020	182	203		9.75%, 01/15/2014		409	457
ERP Operating LP				Target Corp
4.75%, 07/15/2020	149	169		4.00%, 07/01/2042		400	414
HCP Inc				6.00%, 01/15/2018		431	531
3.75%, 02/01/2016	149	158		7.00%, 07/15/2031		145	202
5.38%, 02/01/2021	149	171		7.00%, 01/15/2038		250	372
6.70%, 01/30/2018	45	53		Walgreen Co
Health Care REIT Inc				5.25%, 01/15/2019		90	105
6.13%, 04/15/2020	335	389		Wal-Mart Stores Inc
Hospitality Properties Trust				1.63%, 04/15/2014		149	152
6.70%, 01/15/2018	223	249		2.25%, 07/08/2015		75	78
ProLogis LP				2.80%, 04/15/2016		149	160
6.88%, 03/15/2020	16	19		3.25%, 10/25/2020		149	164
7.63%, 08/15/2014	149	164		3.63%, 07/08/2020		149	168
Realty Income Corp				4.13%, 02/01/2019		298	341
5.88%, 03/15/2035	149	172		4.25%, 04/15/2021		149	175
Simon Property Group LP				5.25%, 09/01/2035		149	187
2.15%, 09/15/2017	298	306		5.63%, 04/01/2040		112	151
5.65%, 02/01/2020	138	166		5.63%, 04/15/2041		520	703
5.75%, 12/01/2015	520	586		5.80%, 02/15/2018		372	463
6.75%, 02/01/2040	75	103		6.20%, 04/15/2038		75	106
10.35%, 04/01/2019	260	372		6.50%, 08/15/2037		335	487
UDR Inc				7.55%, 02/15/2030		372	572
5.25%, 01/15/2015	127	136		Yum! Brands Inc
Ventas Realty LP / Ventas Capital Corp				6.25%, 03/15/2018		86	104
4.25%, 03/01/2022	372	398		6.88%, 11/15/2037		71	97
Vornado Realty LP							$11,063
4.25%, 04/01/2015	149	158
		$5,329		Semiconductors - 0.05%
				Intel Corp
Retail - 0.68%				3.30%, 10/01/2021		223	242
AutoZone Inc				4.80%, 10/01/2041		223	266
4.00%, 11/15/2020	149	162		National Semiconductor Corp
CVS Caremark Corp				3.95%, 04/15/2015		260	282
3.25%, 05/18/2015	52	55					$790
5.75%, 06/01/2017	149	179
6.13%, 09/15/2039	231	305		Software - 0.20%
6.60%, 03/15/2019	38	49		Adobe Systems Inc
Darden Restaurants Inc				4.75%, 02/01/2020		149	167
6.80%, 10/15/2037(a)	78	95		Microsoft Corp
Gap Inc/The				2.95%, 06/01/2014		372	389
5.95%, 04/12/2021	75	81		4.20%, 06/01/2019		335	394
Home Depot Inc/The				5.30%, 02/08/2041		223	298
5.25%, 12/16/2013	186	198		Oracle Corp
5.40%, 03/01/2016	476	552		3.88%, 07/15/2020		223	255
5.88%, 12/16/2036	108	144		5.00%, 07/08/2019		142	171
5.95%, 04/01/2041	149	204		5.25%, 01/15/2016		223	257
Kohl's Corp				5.38%, 07/15/2040		539	691
4.00%, 11/01/2021	223	237		5.75%, 04/15/2018		520	643
Lowe's Cos Inc							$3,265
3.80%, 11/15/2021	298	330		Sovereign - 1.51%
4.63%, 04/15/2020	223	257		Brazilian Government International Bond
5.80%, 04/15/2040	223	285		4.88%, 01/22/2021		743	887
6.65%, 09/15/2037	38	51		5.88%, 01/15/2019		298	368
Macy's Retail Holdings Inc				6.00%, 01/17/2017		300	357
5.75%, 07/15/2014	149	162		7.13%, 01/20/2037		610	927
5.90%, 12/01/2016	75	87		8.00%, 01/15/2018		318	379
6.65%, 07/15/2024	75	93		8.25%, 01/20/2034		149	247

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)			Sovereign (continued)
Brazilian Government International Bond			Svensk Exportkredit AB
(continued)			3.25%, 09/16/2014	$149	$157
8.88%, 10/14/2019	$353	$510	5.13%, 03/01/2017	52	60
12.25%, 03/06/2030	409	830	Tennessee Valley Authority
12.75%, 01/15/2020	149	255	4.50%, 04/01/2018	149	178
10.50%, 07/14/2014	149	175	5.25%, 09/15/2039	149	198
11.00%, 08/17/2040	38	49	5.38%, 04/01/2056	446	626
Canada Government International Bond			6.75%, 11/01/2025	298	442
0.88%, 02/14/2017	745	753	Uruguay Government International Bond
2.38%, 09/10/2014	300	313	6.88%, 09/28/2025	150	208
Chile Government International Bond			8.00%, 11/18/2022	300	433
3.25%, 09/14/2021	520	560			$24,688
Colombia Government International Bond
6.13%, 01/18/2041	100	136	Supranational Bank - 1.37%
7.38%, 01/27/2017	300	373	African Development Bank
7.38%, 09/18/2037	200	307	1.25%, 09/02/2016	743	763
8.13%, 05/21/2024	149	223	Asian Development Bank
11.75%, 02/25/2020	520	850	1.13%, 03/15/2017	372	381
Export Development Canada			2.50%, 03/15/2016	595	637
1.50%, 05/15/2014	225	230	2.63%, 02/09/2015	75	79
2.25%, 05/28/2015	75	79	2.75%, 05/21/2014	743	774
Israel Government AID Bond			3.63%, 09/05/2013	75	77
5.50%, 09/18/2023	75	100	4.25%, 10/20/2014	149	161
5.50%, 04/26/2024	75	100	5.82%, 06/16/2028	45	61
5.50%, 09/18/2033	38	52	6.38%, 10/01/2028	149	205
Israel Government International Bond			Corp Andina de Fomento
5.13%, 03/26/2019	428	488	3.75%, 01/15/2016	12	13
Italy Government International Bond			4.38%, 06/15/2022	68	74
2.13%, 09/16/2013	335	334	Council Of Europe Development Bank
3.13%, 01/26/2015	476	470	1.50%, 02/22/2017	372	379
4.75%, 01/25/2016	300	302	2.75%, 02/10/2015	75	79
5.25%, 09/20/2016	387	394	European Bank for Reconstruction &
5.38%, 06/15/2033	186	168	Development
6.88%, 09/27/2023	38	40	1.00%, 02/16/2017	743	751
Japan Bank for International			2.50%, 03/15/2016	223	238
Cooperation/Japan			2.75%, 04/20/2015	223	236
1.13%, 07/19/2017	500	502	European Investment Bank
1.88%, 09/24/2015	200	207	1.13%, 08/15/2014	1,243	1,258
2.50%, 01/21/2016	300	318	1.13%, 09/15/2017	500	503
Mexico Government International Bond			1.25%, 02/14/2014	818	828
4.75%, 03/08/2044	1,474	1,651	1.50%, 05/15/2014	372	379
5.63%, 01/15/2017	342	400	1.63%, 09/01/2015	743	765
5.88%, 02/17/2014	744	794	1.75%, 03/15/2017	372	385
5.95%, 03/19/2019	226	279	2.50%, 05/16/2016	298	316
6.05%, 01/11/2040	766	1,021	2.75%, 03/23/2015	743	784
6.63%, 03/03/2015	321	363	2.88%, 09/15/2020	743	795
8.30%, 08/15/2031	112	181	3.00%, 04/08/2014	298	310
Panama Government International Bond			3.13%, 06/04/2014	795	831
5.20%, 01/30/2020	446	535	4.88%, 02/16/2016	743	847
6.70%, 01/26/2036	214	305	4.88%, 01/17/2017	743	867
8.88%, 09/30/2027	223	364	4.88%, 02/15/2036	75	90
Peruvian Government International Bond			5.13%, 09/13/2016	446	520
5.63%, 11/18/2050	372	477	5.13%, 05/30/2017	298	355
6.55%, 03/14/2037	74	106	Inter-American Development Bank
7.13%, 03/30/2019	90	118	1.13%, 03/15/2017	743	762
7.35%, 07/21/2025	520	759	2.25%, 07/15/2015	75	79
8.75%, 11/21/2033	123	212	3.88%, 09/17/2019	223	264
Poland Government International Bond			3.88%, 02/14/2020	223	264
3.88%, 07/16/2015	223	239	4.25%, 09/14/2015	372	415
5.00%, 03/23/2022	372	428	4.50%, 09/15/2014	223	242
5.13%, 04/21/2021	149	173	International Bank for Reconstruction &
6.38%, 07/15/2019	416	511	Development
Republic of Korea			0.50%, 11/26/2013	446	448
5.75%, 04/16/2014	300	322	0.65%, 11/29/2013	298	298
7.13%, 04/16/2019	90	117	1.00%, 09/15/2016	743	758
South Africa Government International Bond			1.13%, 08/25/2014	966	982
5.88%, 05/30/2022	200	247	2.13%, 03/15/2016	372	393
6.50%, 06/02/2014	60	65	2.38%, 05/26/2015	743	784
6.88%, 05/27/2019	345	436	7.63%, 01/19/2023	38	57

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Supranational Bank (continued)			Telecommunications (continued)
International Finance Corp			Qwest Capital Funding Inc
1.13%, 11/23/2016	$372	$378	6.88%, 07/15/2028	$149	$152
2.75%, 04/20/2015	223	236	Qwest Communications International Inc
3.00%, 04/22/2014	743	775	8.00%, 10/01/2015	149	156
Nordic Investment Bank			Qwest Corp
5.00%, 02/01/2017	446	529	7.50%, 10/01/2014	223	250
		$22,405	Rogers Communications Inc
			6.38%, 03/01/2014	49	53
Telecommunications - 1.59%			6.80%, 08/15/2018	312	391
America Movil SAB de CV			7.50%, 03/15/2015	45	52
2.38%, 09/08/2016	743	772	Telecom Italia Capital SA
3.63%, 03/30/2015	300	320	5.25%, 11/15/2013	78	80
5.00%, 03/30/2020	200	233	6.18%, 06/18/2014	372	383
5.50%, 03/01/2014	82	88	6.38%, 11/15/2033	494	417
5.63%, 11/15/2017	45	53	7.00%, 06/04/2018	231	241
6.13%, 03/30/2040	298	384	Telefonica Emisiones SAU
AT&T Corp			3.73%, 04/27/2015	100	97
8.00%, 11/15/2031(a)	4	6
			4.95%, 01/15/2015	535	539
AT&T Inc			5.13%, 04/27/2020	487	445
1.60%, 02/15/2017	372	381	7.05%, 06/20/2036	275	254
2.50%, 08/15/2015	706	743	Verizon Communications Inc
3.88%, 08/15/2021	223	251	1.95%, 03/28/2014	223	228
5.35%, 09/01/2040	573	688	3.00%, 04/01/2016	743	801
5.50%, 02/01/2018	298	361	4.60%, 04/01/2021	223	264
5.55%, 08/15/2041	223	277	6.25%, 04/01/2037	34	45
5.60%, 05/15/2018	402	493	6.35%, 04/01/2019	238	304
6.15%, 09/15/2034	257	326	6.40%, 02/15/2038	632	848
6.30%, 01/15/2038	231	301	6.90%, 04/15/2038	162	230
6.50%, 09/01/2037	64	85	8.75%, 11/01/2018	669	938
6.55%, 02/15/2039	75	101	8.95%, 03/01/2039	86	150
6.80%, 05/15/2036	372	508	Verizon Global Funding Corp
Bellsouth Capital Funding Corp			7.75%, 12/01/2030	424	627
7.88%, 02/15/2030	298	405	Vodafone Group PLC
BellSouth Corp			5.00%, 12/16/2013	223	236
5.20%, 09/15/2014	743	809	5.38%, 01/30/2015	298	330
British Telecommunications PLC			5.45%, 06/10/2019	520	633
5.95%, 01/15/2018	110	131	5.63%, 02/27/2017	142	168
9.62%, 12/15/2030(a)	223	358
			6.15%, 02/27/2037	149	200
Cellco Partnership / Verizon Wireless Capital					$25,856
LLC
5.55%, 02/01/2014	520	554	Toys, Games & Hobbies - 0.01%
8.50%, 11/15/2018	431	603	Hasbro Inc
CenturyLink Inc			6.35%, 03/15/2040	75	89
5.80%, 03/15/2022	372	398
7.60%, 09/15/2039	75	78
7.65%, 03/15/2042	372	388	Transportation - 0.31%
			Burlington Northern Santa Fe LLC
Cisco Systems Inc			4.40%, 03/15/2042	446	469
1.63%, 03/14/2014	223	227
4.45%, 01/15/2020	298	349	4.70%, 10/01/2019	97	111
			5.65%, 05/01/2017	156	186
4.95%, 02/15/2019	97	116	7.95%, 08/15/2030	223	320
5.50%, 02/22/2016	520	606
5.90%, 02/15/2039	520	693	Canadian National Railway Co
			1.45%, 12/15/2016	149	152
Corning Inc			5.55%, 03/01/2019	45	55
4.75%, 03/15/2042	298	323	Canadian Pacific Railway Co
Deutsche Telekom International Finance BV
5.75%, 03/23/2016	223	254	4.45%, 03/15/2023	372	411
8.75%, 06/15/2030(a)	409	603	CSX Corp
			4.75%, 05/30/2042	223	247
Embarq Corp			6.25%, 03/15/2018	238	291
7.08%, 06/01/2016	298	349
France Telecom SA			FedEx Corp
			2.63%, 08/01/2022	200	201
4.13%, 09/14/2021	372	404	3.88%, 08/01/2042	200	201
4.38%, 07/08/2014	743	785
5.38%, 01/13/2042	298	346	Norfolk Southern Corp
8.50%, 03/01/2031(a)	335	499	3.25%, 12/01/2021	149	157
Harris Corp			4.84%, 10/01/2041	567	659
4.40%, 12/15/2020	149	163	5.26%, 09/17/2014	298	324
			Ryder System Inc
Juniper Networks Inc			3.15%, 03/02/2015	149	154
3.10%, 03/15/2016	223	233
Pacific Bell Telephone Co			Union Pacific Corp
7.13%, 03/15/2026	223	299	4.16%, 07/15/2022	121	137

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Transportation (continued)			Illinois (continued)
Union Pacific Corp (continued)			State of Illinois (continued)
4.75%, 09/15/2041	$223	$254	4.96%, 03/01/2016	$225	$244
United Parcel Service Inc			5.10%, 06/01/2033	115	111
3.13%, 01/15/2021	372	401	7.35%, 07/01/2035	220	263
3.88%, 04/01/2014	67	71			$3,000
4.88%, 11/15/2040	75	93
6.20%, 01/15/2038	67	96	Kansas - 0.00%
		$4,990	Kansas State Department of Transportation
			4.60%, 09/01/2035	55	63
Trucking & Leasing - 0.02%
GATX Corp
4.75%, 06/15/2022	300	310	Nevada - 0.02%
			County of Clark NV Airport System Revenue
			6.82%, 07/01/2045	75	109
Water- 0.02%			6.88%, 07/01/2042	215	252
American Water Capital Corp					$361
6.09%, 10/15/2017	223	266
6.59%, 10/15/2037	15	19	New Jersey - 0.05%
		$285	New Jersey Economic Development
			Authority AGM
TOTAL BONDS	$525,517		0.00%, 02/15/2023(c)	149	94
	Principal		New Jersey State Turnpike Authority
MUNICIPAL BONDS - 0.97%	Amount (000's) Value (000's)		7.10%, 01/01/2041	428	634
California - 0.33%			New Jersey Transportation Trust Fund
Bay Area Toll Authority			Authority
6.26%, 04/01/2049	$300	$427	6.56%, 12/15/2040	46	63
6.92%, 04/01/2040	210	291			$791
East Bay Municipal Utility District
5.87%, 06/01/2040	180	247	New York - 0.12%
Los Angeles Department of Water & Power			City of New York NY
			5.52%, 10/01/2037	75	94
6.01%, 07/01/2039	175	228	Metropolitan Transportation Authority
Los Angeles Unified School District/CA			6.55%, 11/15/2031	100	123
5.75%, 07/01/2034	245	297
5.76%, 07/01/2029	150	180	6.65%, 11/15/2039	300	402
			6.81%, 11/15/2040	405	551
6.76%, 07/01/2034	100	135	New York City Municipal Water Finance
San Diego County Water Authority
6.14%, 05/01/2049	215	300	Authority
			5.72%, 06/15/2042	205	278
Santa Clara Valley Transportation Authority			New York City Transitional Finance Authority
5.88%, 04/01/2032	75	94
State of California			Future Tax Secured Revenue
			5.51%, 08/01/2037	150	192
5.25%, 04/01/2014	400	427	New York State Dormitory Authority
6.65%, 03/01/2022	225	282
7.30%, 10/01/2039	225	296	5.60%, 03/15/2040	75	97
			Port Authority of New York & New
7.60%, 11/01/2040	520	706	Jersey GO OF AUTH
7.63%, 03/01/2040	820	1,114
University of California			6.04%, 12/01/2029	150	194
6.55%, 05/15/2048	150	204			$1,931
		$5,228	Ohio- 0.03%
			American Municipal Power Inc
Connecticut - 0.01%			7.50%, 02/15/2050	225	311
State of Connecticut
5.85%, 03/15/2032	75	98	Ohio State University/The
			4.91%, 06/01/2040	175	213
					$524
Georgia - 0.03%
Municipal Electric Authority of Georgia			Puerto Rico - 0.02%
6.64%, 04/01/2057	149	176	Government Development Bank for Puerto
State of Georgia			Rico
4.50%, 11/01/2025	225	262	3.67%, 05/01/2014	225	229
		$438	4.70%, 05/01/2016	225	235
					$464
Illinois - 0.19%
Chicago Transit Authority			Texas- 0.14%
6.20%, 12/01/2040	220	251	City Public Service Board of San Antonio TX
6.90%, 12/01/2040	275	337	5.81%, 02/01/2041	115	152
City of Chicago IL Waterworks Revenue			Dallas Area Rapid Transit
6.74%, 11/01/2040	430	584	5.02%, 12/01/2048	150	183
County of Cook IL			Dallas Convention Center Hotel Development
6.23%, 11/15/2034	298	339	Corp
State of Illinois			7.09%, 01/01/2042	210	257
4.07%, 01/01/2014	745	772	Dallas County Hospital District
4.95%, 06/01/2023	95	99	5.62%, 08/15/2044	242	320

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Texas (continued)			Federal Home Loan Mortgage Corporation (FHLMC)
Dallas Independent School District PSF-GTD			(continued)
			3.50%, 04/01/2042	$727	$771
6.45%, 02/15/2035	$150	$188	3.50%, 06/01/2042	2,191	2,326
State of Texas
4.68%, 04/01/2040	300	348	3.50%, 06/01/2042	500	531
			3.50%, 08/01/2042	500	531
5.52%, 04/01/2039	290	383	3.50%, 08/01/2042	1,000	1,061
Texas Transportation Commission			3.50%, 10/01/2042(d)	1,000	1,056
5.18%, 04/01/2030	375	463	4.00%, 06/01/2014	56	59
		$2,294	4.00%, 04/01/2019	189	204
Utah- 0.02%			4.00%, 12/01/2024	93	102
State of Utah			4.00%, 01/01/2025	312	331
3.54%, 07/01/2025	300	328	4.00%, 02/01/2025	275	293
			4.00%, 03/01/2025	149	158
			4.00%, 03/01/2025	235	251
Washington - 0.00%			4.00%, 04/01/2025	220	235
State of Washington			4.00%, 06/01/2025	289	308
5.09%, 08/01/2033	70	84	4.00%, 06/01/2025	236	251
			4.00%, 07/01/2025	92	98
Wisconsin - 0.01%			4.00%, 08/01/2025	191	209
State of Wisconsin AGM			4.00%, 08/01/2025	154	164
5.70%, 05/01/2026	150	178	4.00%, 09/01/2025	56	60
			4.00%, 09/01/2025	600	639
TOTAL MUNICIPAL BONDS		$15,782	4.00%, 10/01/2025	642	685
U.S. GOVERNMENT & GOVERNMENT	Principal		4.00%, 02/01/2026	252	269
AGENCY OBLIGATIONS - 66.27%	Amount (000's) Value (000's)		4.00%, 03/01/2026	24	25
Federal Home Loan Mortgage Corporation (FHLMC) - 8.20%			4.00%, 05/01/2026	639	682
			4.00%, 07/01/2026	424	452
2.66%, 01/01/2042(a)	$305	$320	4.00%, 12/01/2030	522	564
2.72%, 02/01/2037(a)	45	49	4.00%, 08/01/2031	650	702
2.76%, 06/01/2037(a)	97	104	4.00%, 10/01/2031	705	762
2.97%, 06/01/2037(a)	225	242	4.00%, 11/01/2031	208	225
3.00%, 02/01/2027	705	747	4.00%, 12/01/2031	345	373
3.00%, 02/01/2027	683	719	4.00%, 07/01/2039	250	275
3.00%, 03/01/2027	707	744	4.00%, 09/01/2039	141	155
3.00%, 10/01/2027(d)	1,400	1,469	4.00%, 12/01/2039	156	167
3.00%, 02/01/2032	721	757	4.00%, 12/01/2039	295	315
3.50%, 10/01/2025	185	196	4.00%, 01/01/2040	246	263
3.50%, 10/01/2025	125	132	4.00%, 03/01/2040	188	201
			4.00%, 09/01/2040(d)	3,600	3,850
3.50%, 11/01/2025	51	54
3.50%, 11/01/2025	89	94	4.00%, 09/01/2040	334	358
3.50%, 11/01/2025	432	458	4.00%, 10/01/2040	277	297
3.50%, 11/01/2025	244	262	4.00%, 10/01/2040	638	683
3.50%, 11/01/2025	141	149	4.00%, 12/01/2040	346	370
3.50%, 12/01/2025	345	365	4.00%, 12/01/2040	710	760
3.50%, 01/01/2026	214	226	4.00%, 12/01/2040	300	321
3.50%, 02/01/2026	171	181	4.00%, 12/01/2040	369	395
3.50%, 04/01/2026	482	511	4.00%, 12/01/2040	335	369
3.50%, 05/01/2026	417	442	4.00%, 02/01/2041	680	728
3.50%, 06/01/2026	111	118	4.00%, 02/01/2041	839	899
3.50%, 06/01/2026	80	85	4.00%, 04/01/2041	322	345
3.50%, 07/01/2026	72	76	4.00%, 07/01/2041	314	337
3.50%, 07/01/2026	368	390	4.00%, 08/01/2041	914	979
3.50%, 07/01/2026	473	501	4.00%, 08/01/2041	299	321
3.50%, 08/01/2026	290	307	4.00%, 10/01/2041	957	1,025
3.50%, 09/01/2026	353	374	4.00%, 10/01/2041	394	422
3.50%, 10/01/2026	195	206	4.00%, 10/01/2041	411	440
3.50%, 01/01/2027	418	442	4.00%, 10/01/2041	120	128
3.50%, 09/01/2027	4,300	4,549	4.00%, 10/01/2041	909	973
3.50%, 02/01/2032	713	761	4.00%, 11/01/2041	480	515
3.50%, 04/01/2032	730	779	4.00%, 11/01/2041	748	802
3.50%, 02/01/2041	309	327	4.00%, 03/01/2042	712	765
3.50%, 10/01/2041	347	367	4.50%, 11/01/2018	184	194
3.50%, 11/01/2041	329	349	4.50%, 04/01/2019	157	170
3.50%, 01/01/2042	698	739	4.50%, 04/01/2023	138	149
3.50%, 02/01/2042	235	250	4.50%, 01/01/2024	198	217
3.50%, 03/01/2042	124	131	4.50%, 01/01/2024	87	93
3.50%, 03/01/2042	362	384	4.50%, 07/01/2024	154	168
3.50%, 04/01/2042	728	775	4.50%, 09/01/2024	196	215
3.50%, 04/01/2042	726	768	4.50%, 09/01/2024	213	233
3.50%, 04/01/2042	735	780	4.50%, 04/01/2025	235	253

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.50%, 05/01/2025	$211	$227	5.00%, 05/01/2035	$600	$653
4.50%, 07/01/2025	283	305	5.00%, 08/01/2035	80	88
4.50%, 09/01/2025(d)	1,400	1,504	5.00%, 08/01/2035	169	184
4.50%, 02/01/2030	220	238	5.00%, 09/01/2035	585	637
4.50%, 08/01/2030	178	193	5.00%, 09/01/2035	233	254
4.50%, 05/01/2031	183	204	5.00%, 10/01/2035	284	309
4.50%, 05/01/2034	22	23	5.00%, 12/01/2035	867	944
4.50%, 08/01/2036	235	253	5.00%, 12/01/2035	542	591
4.50%, 02/01/2039	824	887	5.00%, 04/01/2036	36	39
4.50%, 03/01/2039	338	374	5.00%, 08/01/2036	409	444
4.50%, 04/01/2039	1,175	1,265	5.00%, 05/01/2037	241	261
4.50%, 06/01/2039	625	673	5.00%, 02/01/2038	390	423
4.50%, 10/01/2039	564	629	5.00%, 06/01/2038	138	149
4.50%, 11/01/2039	625	672	5.00%, 09/01/2038	36	39
4.50%, 11/01/2039	782	842	5.00%, 01/01/2039	603	654
4.50%, 11/01/2039	505	544	5.00%, 02/01/2039	325	352
4.50%, 12/01/2039	706	787	5.00%, 03/01/2039	358	395
4.50%, 12/01/2039	368	397	5.00%, 07/01/2039	394	434
4.50%, 02/01/2040	565	631	5.00%, 08/01/2039	22	24
4.50%, 02/01/2040	580	626	5.00%, 09/01/2039	614	680
4.50%, 02/01/2040	592	660	5.00%, 10/01/2039	398	442
4.50%, 02/01/2040	124	133	5.00%, 01/01/2040	715	791
4.50%, 04/01/2040	702	758	5.00%, 03/01/2040	135	147
4.50%, 05/01/2040	570	631	5.00%, 07/01/2040	511	558
4.50%, 05/01/2040	232	250	5.00%, 07/01/2040	506	553
4.50%, 07/01/2040	468	518	5.00%, 08/01/2040	1,309	1,436
4.50%, 07/01/2040	441	489	5.00%, 08/01/2040	393	427
4.50%, 08/01/2040	851	934	5.00%, 09/01/2040(d)	3,300	3,578
4.50%, 08/01/2040	472	510	5.00%, 04/01/2041	446	491
4.50%, 08/01/2040	275	297	5.00%, 05/01/2041	142	153
4.50%, 08/01/2040	282	309	5.00%, 09/01/2041	655	716
4.50%, 08/01/2040	254	275	5.00%, 10/01/2041	656	722
4.50%, 09/01/2040	146	158	5.20%, 04/01/2038(a)	33	35
4.50%, 09/01/2040(d)	3,000	3,229	5.50%, 10/01/2016	67	72
4.50%, 09/01/2040	231	249	5.50%, 02/01/2017	90	97
4.50%, 02/01/2041	379	410	5.50%, 01/01/2018	36	39
4.50%, 03/01/2041	552	597	5.50%, 01/01/2018	158	170
4.50%, 04/01/2041	918	994	5.50%, 01/01/2022	84	92
4.50%, 04/01/2041	320	345	5.50%, 09/01/2025(d)	300	323
4.50%, 05/01/2041	308	333	5.50%, 12/01/2032	311	343
4.50%, 05/01/2041	988	1,070	5.50%, 03/01/2033	41	45
4.50%, 06/01/2041	345	374	5.50%, 12/01/2033	21	23
4.50%, 06/01/2041	678	729	5.50%, 01/01/2034	157	173
4.50%, 06/01/2041	382	419	5.50%, 01/01/2034	768	846
4.50%, 07/01/2041	646	699	5.50%, 03/01/2034	361	399
4.50%, 07/01/2041	635	688	5.50%, 10/01/2034	162	178
4.50%, 08/01/2041	549	595	5.50%, 10/01/2034	19	21
4.50%, 10/01/2041	710	769	5.50%, 02/01/2035	18	19
4.93%, 06/01/2038(a)	57	62	5.50%, 02/01/2035	295	325
5.00%, 12/01/2012	22	22	5.50%, 03/01/2035	206	226
5.00%, 05/01/2018	72	78	5.50%, 11/01/2035	346	380
5.00%, 08/01/2018	117	127	5.50%, 05/01/2036	99	109
5.00%, 04/01/2019	81	88	5.50%, 05/01/2036	375	413
5.00%, 12/01/2019	253	274	5.50%, 07/01/2036	342	376
5.00%, 06/01/2020	351	381	5.50%, 11/01/2036	258	282
5.00%, 02/01/2022	93	101	5.50%, 02/01/2037	17	19
5.00%, 09/01/2022	117	126	5.50%, 07/01/2037	244	267
5.00%, 06/01/2023	83	90	5.50%, 07/01/2037	43	47
5.00%, 07/01/2024	108	116	5.50%, 09/01/2037	136	149
5.00%, 06/01/2025	124	134	5.50%, 11/01/2037	167	182
5.00%, 09/01/2025(d)	500	540	5.50%, 01/01/2038	616	677
5.00%, 02/01/2030	100	109	5.50%, 01/01/2038	135	148
5.00%, 03/01/2030	71	77	5.50%, 04/01/2038	46	50
5.00%, 08/01/2033	126	138	5.50%, 04/01/2038	59	65
5.00%, 08/01/2033	584	639	5.50%, 05/01/2038	140	154
5.00%, 09/01/2033	241	264	5.50%, 05/01/2038	70	77
5.00%, 03/01/2034	157	171	5.50%, 06/01/2038	53	58
5.00%, 04/01/2034	290	317	5.50%, 06/01/2038	163	178
5.00%, 05/01/2034	350	383	5.50%, 07/01/2038	91	100

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
5.50%, 07/01/2038	$374	$411	6.50%, 09/01/2039	$213	$242
5.50%, 08/01/2038	595	652	7.00%, 10/01/2029	5	6
5.50%, 09/01/2038	155	169	7.00%, 11/01/2030	2	2
5.50%, 10/01/2038	55	60	7.00%, 01/01/2031	2	2
5.50%, 11/01/2038	115	126	7.00%, 09/01/2031	38	45
5.50%, 01/01/2039	310	339	7.00%, 01/01/2032	4	4
5.50%, 04/01/2039	368	406	7.00%, 09/01/2038	71	82
5.50%, 12/01/2039	596	652	7.50%, 10/01/2015	1	1
5.50%, 01/01/2040	355	393	7.50%, 12/01/2015	3	3
5.50%, 03/01/2040	88	96	7.50%, 07/01/2029	113	138
5.50%, 06/01/2040	599	658	7.50%, 01/01/2030	4	4
5.50%, 09/01/2040(d)	4,400	4,806	7.50%, 02/01/2030	1	1
6.00%, 08/01/2014	1	1	7.50%, 07/01/2030	1	1
6.00%, 07/01/2017	4	5	7.50%, 08/01/2030	1	1
6.00%, 05/01/2021	27	28	7.50%, 10/01/2030	11	14
6.00%, 11/01/2022	66	72	7.50%, 12/01/2030	1	1
6.00%, 02/01/2027	186	204			$133,591
6.00%, 06/01/2029	1	2
6.00%, 07/01/2029	19	22	Federal National Mortgage Association (FNMA) - 14.25%
6.00%, 07/01/2029	8	9	2.51%, 07/01/2041	311	322
			2.60%, 02/01/2042(a)	524	547
6.00%, 02/01/2031	15	16	2.83%, 02/01/2042(a)	354	371
6.00%, 12/01/2031	39	44	2.84%, 01/01/2042(a)	672	706
6.00%, 01/01/2032	283	317	2.86%, 04/01/2037(a)	77	83
6.00%, 06/01/2034	326	365
6.00%, 08/01/2034	55	61	3.00%, 09/01/2026	660	698
			3.00%, 10/01/2026(d)	1,000	1,053
6.00%, 05/01/2036	359	396
6.00%, 06/01/2036	352	389	3.00%, 11/01/2026	668	705
6.00%, 11/01/2036	614	675	3.00%, 01/01/2027	541	571
6.00%, 02/01/2037	45	50	3.00%, 02/01/2027	359	382
6.00%, 05/01/2037	42	46	3.00%, 04/01/2027	714	755
6.00%, 10/01/2037	312	343	3.00%, 04/01/2027	711	752
6.00%, 11/01/2037	349	383	3.00%, 04/01/2042	891	925
			3.00%, 10/01/2042(d)	3,000	3,105
6.00%, 12/01/2037	64	70	3.02%, 12/01/2041(a)	332	350
6.00%, 01/01/2038(a)	59	66
			3.14%, 06/01/2040(a)	179	187
6.00%, 01/01/2038	243	270	3.24%, 07/01/2040(a)	416	439
6.00%, 01/01/2038	346	380	3.28%, 12/01/2039(a)	266	279
6.00%, 01/01/2038	284	312	3.31%, 12/01/2040(a)	263	279
6.00%, 01/01/2038	71	78	3.33%, 03/01/2040(a)	165	174
6.00%, 05/01/2038	308	342	3.43%, 01/01/2040(a)	273	289
6.00%, 07/01/2038	249	274	3.48%, 02/01/2041(a)	232	246
6.00%, 07/01/2038	141	156
6.00%, 08/01/2038	129	142	3.50%, 08/01/2025	237	252
6.00%, 09/01/2038	141	155	3.50%, 10/01/2025	180	192
6.00%, 09/01/2038	181	202	3.50%, 11/01/2025	201	214
6.00%, 12/01/2039	59	65	3.50%, 12/01/2025	305	330
6.00%, 09/01/2040(d)	3,500	3,842	3.50%, 12/01/2025	247	263
6.50%, 03/01/2015	1	1	3.50%, 01/01/2026	666	709
6.50%, 12/01/2015	2	2	3.50%, 02/01/2026	435	463
6.50%, 06/01/2017	45	48	3.50%, 05/01/2026	95	101
6.50%, 04/01/2028	3	4	3.50%, 06/01/2026	554	590
6.50%, 03/01/2029	15	18	3.50%, 07/01/2026	116	124
6.50%, 05/01/2031	25	29	3.50%, 08/01/2026	823	876
6.50%, 06/01/2031	1	1	3.50%, 09/01/2026	629	669
6.50%, 06/01/2031	5	5	3.50%, 10/01/2026	290	308
6.50%, 10/01/2031	5	5	3.50%, 12/01/2026	912	971
6.50%, 02/01/2032	3	4	3.50%, 01/01/2027	952	1,013
6.50%, 05/01/2032	5	6	3.50%, 01/01/2027	567	604
			3.50%, 09/01/2027(d)	6,300	6,698
6.50%, 04/01/2035	20	23
6.50%, 03/01/2036	90	102	3.50%, 01/01/2031	113	121
6.50%, 09/01/2036	104	118	3.50%, 04/01/2031	192	205
6.50%, 08/01/2037	44	50	3.50%, 04/01/2032	724	773
6.50%, 10/01/2037	161	184	3.50%, 05/01/2032	1,457	1,556
6.50%, 11/01/2037	180	203	3.50%, 10/01/2040	112	119
6.50%, 12/01/2037	31	35	3.50%, 11/01/2040	324	344
6.50%, 02/01/2038	34	38	3.50%, 12/01/2040	364	386
6.50%, 09/01/2038	243	274	3.50%, 01/01/2041	249	264
6.50%, 09/01/2038	200	228	3.50%, 02/01/2041	135	143
6.50%, 10/01/2038	41	47	3.50%, 02/01/2041	136	144
6.50%, 01/01/2039	179	205	3.50%, 03/01/2041	514	545

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 03/01/2041	$834	$884	4.00%, 10/01/2039	$113	$122
3.50%, 10/01/2041	1,364	1,447	4.00%, 11/01/2039	56	60
3.50%, 12/01/2041	1,397	1,482	4.00%, 11/01/2039	316	339
3.50%, 01/01/2042	807	856	4.00%, 12/01/2039	182	196
3.50%, 01/01/2042	869	922	4.00%, 02/01/2040	418	448
3.50%, 01/01/2042	722	766	4.00%, 02/01/2040	17	18
3.50%, 02/01/2042	201	213	4.00%, 05/01/2040	92	99
3.50%, 02/01/2042	408	433	4.00%, 05/01/2040	354	380
3.50%, 03/01/2042	357	379	4.00%, 08/01/2040	185	199
3.50%, 03/01/2042	700	743	4.00%, 09/01/2040(d)	4,300	4,610
3.50%, 03/01/2042	432	458	4.00%, 10/01/2040	259	278
3.50%, 03/01/2042	1,000	1,061	4.00%, 10/01/2040	450	483
3.50%, 03/01/2042	981	1,047	4.00%, 10/01/2040	156	167
3.50%, 03/01/2042	720	764	4.00%, 10/01/2040	316	339
3.50%, 03/01/2042	750	796	4.00%, 10/01/2040	117	125
3.50%, 04/01/2042	602	639	4.00%, 10/01/2040	679	728
3.50%, 04/01/2042	738	782	4.00%, 10/01/2040	250	268
3.50%, 04/01/2042	738	783	4.00%, 11/01/2040	195	210
3.50%, 05/01/2042	297	315	4.00%, 12/01/2040	387	422
3.50%, 05/01/2042	738	783	4.00%, 12/01/2040	538	577
3.50%, 07/01/2042	1,983	2,104	4.00%, 12/01/2040	758	814
3.50%, 08/01/2042	750	796	4.00%, 12/01/2040	677	727
3.58%, 05/01/2041(a)	284	301	4.00%, 12/01/2040	192	207
3.59%, 08/01/2040(a)	202	214	4.00%, 01/01/2041	547	587
3.61%, 05/01/2041(a)	253	268	4.00%, 01/01/2041	307	330
3.68%, 02/01/2040(a)	297	315	4.00%, 01/01/2041	724	777
4.00%, 04/01/2014	127	134	4.00%, 01/01/2041	61	66
4.00%, 05/01/2014	36	38	4.00%, 02/01/2041	704	756
4.00%, 09/01/2018	645	696	4.00%, 02/01/2041	752	807
4.00%, 05/01/2024	198	212	4.00%, 02/01/2041	474	509
4.00%, 05/01/2024	183	196	4.00%, 02/01/2041	365	392
4.00%, 07/01/2024	392	420	4.00%, 02/01/2041	1,205	1,293
4.00%, 09/01/2024	117	128	4.00%, 03/01/2041	322	345
4.00%, 11/01/2024	71	76	4.00%, 03/01/2041	697	748
4.00%, 01/01/2025	265	283	4.00%, 09/01/2041	1,336	1,434
4.00%, 03/01/2025	206	221	4.00%, 09/01/2041	1,415	1,519
4.00%, 04/01/2025	81	86	4.00%, 10/01/2041	1,570	1,685
4.00%, 05/01/2025	87	93	4.00%, 10/01/2041	670	720
4.00%, 05/01/2025	196	211	4.00%, 10/01/2041	133	143
4.00%, 05/01/2025	49	53	4.00%, 11/01/2041	1,174	1,261
4.00%, 05/01/2025	254	272	4.00%, 11/01/2041	260	279
4.00%, 05/01/2025	247	265	4.00%, 11/01/2041	776	833
4.00%, 06/01/2025	117	125	4.00%, 11/01/2041	661	709
4.00%, 06/01/2025	151	162	4.00%, 12/01/2041	691	741
4.00%, 08/01/2025	229	246	4.00%, 12/01/2041	612	658
4.00%, 09/01/2025(d)	1,700	1,820	4.00%, 12/01/2041	946	1,016
4.00%, 09/01/2025	309	331	4.00%, 12/01/2041	1,974	2,119
4.00%, 11/01/2025	341	365	4.00%, 12/01/2041	662	711
4.00%, 12/01/2025	343	368	4.00%, 01/01/2042	949	1,019
4.00%, 01/01/2026	202	216	4.00%, 01/01/2042	801	860
4.00%, 03/01/2026	49	52	4.00%, 02/01/2042	419	453
4.00%, 03/01/2026	571	612	4.50%, 02/01/2018	271	294
4.00%, 05/01/2026	307	329	4.50%, 05/01/2019	451	489
4.00%, 06/01/2026	276	298	4.50%, 09/01/2020	72	78
4.00%, 07/01/2026	257	275	4.50%, 05/01/2022	199	216
4.00%, 09/01/2026	634	679	4.50%, 02/01/2024	56	60
4.00%, 04/01/2029	114	123	4.50%, 04/01/2024	36	39
4.00%, 10/01/2030	238	258	4.50%, 04/01/2024	42	45
4.00%, 12/01/2030	324	351	4.50%, 11/01/2024	135	146
4.00%, 02/01/2031	549	593	4.50%, 12/01/2024	221	244
4.00%, 07/01/2031	348	376	4.50%, 12/01/2024	153	165
4.00%, 10/01/2031	159	172	4.50%, 02/01/2025	194	210
4.00%, 11/01/2031	273	295	4.50%, 02/01/2025	325	353
4.00%, 12/01/2031	210	227	4.50%, 04/01/2025	42	46
4.00%, 01/01/2032	343	370	4.50%, 04/01/2025	24	26
4.00%, 03/01/2039	202	216	4.50%, 05/01/2025	400	433
4.00%, 05/01/2039	23	25	4.50%, 09/01/2025(d)	3,100	3,347
4.00%, 08/01/2039	376	403	4.50%, 04/01/2026	389	422
4.00%, 08/01/2039	53	57	4.50%, 07/01/2029	47	51

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 02/01/2030	$211	$228	4.50%, 09/01/2042(d)	$5,700	$6,168
4.50%, 04/01/2030	75	81	4.53%, 04/01/2038(a)	106	114
4.50%, 09/01/2030	197	214	5.00%, 04/01/2014	25	26
4.50%, 01/01/2031	187	204	5.00%, 12/01/2017	41	44
4.50%, 04/01/2031	120	131	5.00%, 04/01/2018	6	7
4.50%, 05/01/2031	179	196	5.00%, 11/01/2018	35	38
4.50%, 07/01/2031	683	761	5.00%, 06/01/2019	231	252
4.50%, 08/01/2031	339	371	5.00%, 07/01/2019	247	269
4.50%, 08/01/2033	130	141	5.00%, 11/01/2021	105	115
4.50%, 08/01/2033	297	323	5.00%, 02/01/2023	121	131
4.50%, 11/01/2033	607	657	5.00%, 07/01/2023	24	26
4.50%, 01/01/2036	25	27	5.00%, 12/01/2023	61	66
4.50%, 03/01/2036	53	57	5.00%, 12/01/2023	138	150
4.50%, 06/01/2038	355	385	5.00%, 01/01/2024	351	387
4.50%, 01/01/2039	107	116	5.00%, 01/01/2024	146	159
4.50%, 02/01/2039	239	259	5.00%, 07/01/2024	100	111
4.50%, 04/01/2039	164	177	5.00%, 09/01/2025(d)	2,000	2,169
4.50%, 04/01/2039	495	559	5.00%, 04/01/2029	219	240
4.50%, 04/01/2039	523	581	5.00%, 03/01/2030	281	308
4.50%, 06/01/2039	245	265	5.00%, 08/01/2030	344	376
4.50%, 06/01/2039	1,027	1,111	5.00%, 05/01/2033	125	138
4.50%, 06/01/2039	285	317	5.00%, 05/01/2033	193	212
4.50%, 06/01/2039	660	734	5.00%, 07/01/2033	992	1,093
4.50%, 07/01/2039	267	296	5.00%, 08/01/2033	49	54
4.50%, 07/01/2039	625	676	5.00%, 09/01/2033	525	578
4.50%, 07/01/2039	586	651	5.00%, 11/01/2033	512	564
4.50%, 08/01/2039	283	315	5.00%, 02/01/2034	66	72
4.50%, 09/01/2039	292	316	5.00%, 03/01/2034	89	98
4.50%, 10/01/2039	629	680	5.00%, 05/01/2034	667	733
4.50%, 10/01/2039	1,065	1,152	5.00%, 02/01/2035	609	673
4.50%, 12/01/2039	549	610	5.00%, 03/01/2035	65	71
4.50%, 12/01/2039	307	344	5.00%, 04/01/2035	112	124
4.50%, 12/01/2039	236	256	5.00%, 06/01/2035	1,325	1,458
4.50%, 12/01/2039	604	678	5.00%, 07/01/2035	242	265
4.50%, 12/01/2039	328	355	5.00%, 07/01/2035	65	72
4.50%, 01/01/2040	649	729	5.00%, 07/01/2035	608	669
4.50%, 02/01/2040	441	490	5.00%, 09/01/2035	135	148
4.50%, 02/01/2040	279	310	5.00%, 10/01/2035	330	362
4.50%, 03/01/2040	383	414	5.00%, 01/01/2036	619	679
4.50%, 04/01/2040	746	810	5.00%, 03/01/2036	614	674
4.50%, 05/01/2040	287	311	5.00%, 03/01/2036	398	437
4.50%, 05/01/2040	298	332	5.00%, 07/01/2036	657	722
4.50%, 05/01/2040	1,426	1,571	5.00%, 04/01/2037	14	15
4.50%, 05/01/2040	1,024	1,111	5.00%, 07/01/2037	192	211
4.50%, 06/01/2040	286	317	5.00%, 02/01/2038	1,568	1,718
4.50%, 07/01/2040	298	331	5.00%, 06/01/2038	80	88
4.50%, 08/01/2040	503	546	5.00%, 01/01/2039	345	387
4.50%, 09/01/2040	447	485	5.00%, 02/01/2039	505	570
4.50%, 09/01/2040	240	260	5.00%, 03/01/2039	311	340
4.50%, 09/01/2040	258	279	5.00%, 04/01/2039	266	297
4.50%, 10/01/2040	1,256	1,363	5.00%, 04/01/2039	381	423
4.50%, 12/01/2040	282	306	5.00%, 04/01/2039	585	650
4.50%, 03/01/2041	412	448	5.00%, 07/01/2039	455	509
4.50%, 03/01/2041	293	318	5.00%, 10/01/2039	402	450
4.50%, 04/01/2041	362	393	5.00%, 12/01/2039	268	303
4.50%, 05/01/2041	648	705	5.00%, 12/01/2039	683	756
4.50%, 06/01/2041	1,377	1,497	5.00%, 01/01/2040	535	603
4.50%, 06/01/2041	307	334	5.00%, 02/01/2040	580	658
4.50%, 06/01/2041	633	688	5.00%, 05/01/2040	258	284
4.50%, 07/01/2041	663	720	5.00%, 06/01/2040	184	202
4.50%, 07/01/2041	325	354	5.00%, 06/01/2040	650	717
4.50%, 07/01/2041	324	357	5.00%, 06/01/2040	561	628
4.50%, 08/01/2041	637	693	5.00%, 08/01/2040	808	890
4.50%, 09/01/2041	652	709	5.00%, 08/01/2040	251	276
4.50%, 10/01/2041	644	701	5.00%, 08/01/2040	282	311
4.50%, 11/01/2041	618	672	5.00%, 09/01/2040(d)	3,800	4,150
4.50%, 11/01/2041	660	717	5.00%, 11/01/2040	348	382
4.50%, 11/01/2041	650	707	5.00%, 04/01/2041	264	289
4.50%, 12/01/2041	625	680	5.00%, 05/01/2041	487	535

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 05/01/2041	$462	$508	5.50%, 11/01/2038	$206	$226
5.00%, 05/01/2041	382	420	5.50%, 11/01/2038	219	241
5.00%, 05/01/2041	328	363	5.50%, 11/01/2038	173	190
5.36%, 06/01/2037(a)	247	270	5.50%, 12/01/2038	300	330
5.41%, 01/01/2036(a)	139	151	5.50%, 12/01/2038	181	200
5.50%, 02/01/2014	59	64	5.50%, 12/01/2038	126	138
5.50%, 02/01/2015	123	134	5.50%, 01/01/2039	190	208
5.50%, 01/01/2017	250	271	5.50%, 04/01/2039	118	130
5.50%, 05/01/2019	55	60	5.50%, 07/01/2039	736	812
5.50%, 01/01/2021	50	54	5.50%, 09/01/2039	275	301
5.50%, 05/01/2021	64	70	5.50%, 10/01/2039	139	153
5.50%, 10/01/2021	55	60	5.50%, 12/01/2039	234	258
5.50%, 11/01/2022	97	106	5.50%, 12/01/2039	519	577
5.50%, 02/01/2023	103	114	5.50%, 06/01/2040	125	138
5.50%, 07/01/2023	96	106	5.50%, 07/01/2040	212	235
5.50%, 12/01/2023	76	83	5.50%, 09/01/2040(d)	5,000	5,485
5.50%, 09/01/2025(d)	800	868	5.53%, 10/01/2047(a)	81	87
5.50%, 06/01/2028	125	138	6.00%, 01/01/2014	8	8
5.50%, 09/01/2028	41	45	6.00%, 01/01/2016	34	35
5.50%, 01/01/2029	78	86	6.00%, 10/01/2016	6	6
5.50%, 12/01/2029	226	248	6.00%, 06/01/2017	247	261
5.50%, 06/01/2033	171	189	6.00%, 06/01/2017	25	27
5.50%, 04/01/2034	762	843	6.00%, 11/01/2017	50	51
5.50%, 04/01/2034	603	667	6.00%, 05/01/2024	157	160
5.50%, 04/01/2034	393	434	6.00%, 12/01/2032	228	257
5.50%, 05/01/2034	412	456	6.00%, 01/01/2033	54	61
5.50%, 06/01/2034	18	20	6.00%, 10/01/2033	58	65
5.50%, 11/01/2034	338	373	6.00%, 12/01/2033	141	159
5.50%, 01/01/2035	76	85	6.00%, 10/01/2034	273	307
5.50%, 01/01/2035	408	451	6.00%, 12/01/2034	114	128
5.50%, 03/01/2035	169	187	6.00%, 01/01/2035	380	426
5.50%, 04/01/2035	20	22	6.00%, 07/01/2035	1,156	1,296
5.50%, 04/01/2035	234	259	6.00%, 07/01/2035	395	445
5.50%, 08/01/2035	115	127	6.00%, 10/01/2035	343	383
5.50%, 09/01/2035	35	38	6.00%, 05/01/2036	39	43
5.50%, 10/01/2035	27	30	6.00%, 05/01/2036	54	60
5.50%, 10/01/2035	39	43	6.00%, 06/01/2036	278	306
5.50%, 12/01/2035	159	175	6.00%, 02/01/2037	144	158
5.50%, 01/01/2036	68	75	6.00%, 02/01/2037	439	488
5.50%, 04/01/2036	411	454	6.00%, 03/01/2037	998	1,103
5.50%, 04/01/2036	32	35	6.00%, 03/01/2037	310	342
5.50%, 05/01/2036	2,325	2,566	6.00%, 06/01/2037	176	195
5.50%, 07/01/2036	237	261	6.00%, 07/01/2037	94	104
5.50%, 08/01/2036	451	498	6.00%, 09/01/2037	483	534
5.50%, 09/01/2036	622	688	6.00%, 10/01/2037	47	52
5.50%, 09/01/2036	252	279	6.00%, 11/01/2037	75	83
5.50%, 11/01/2036	134	147	6.00%, 11/01/2037	10	11
5.50%, 11/01/2036	212	233	6.00%, 11/01/2037	13	14
5.50%, 01/01/2037	286	316	6.00%, 11/01/2037	133	146
5.50%, 02/01/2037	18	20	6.00%, 12/01/2037	173	191
5.50%, 02/01/2037	454	505	6.00%, 01/01/2038	215	237
5.50%, 05/01/2037	221	246	6.00%, 01/01/2038	177	196
5.50%, 07/01/2037	52	57	6.00%, 02/01/2038	82	92
5.50%, 07/01/2037	69	76	6.00%, 03/01/2038	103	115
5.50%, 01/01/2038	119	130	6.00%, 05/01/2038	163	180
5.50%, 01/01/2038	86	94	6.00%, 05/01/2038	47	52
5.50%, 02/01/2038	250	275	6.00%, 05/01/2038	159	175
5.50%, 02/01/2038	666	735	6.00%, 05/01/2038	24	27
5.50%, 03/01/2038	238	268	6.00%, 05/01/2038	27	30
5.50%, 03/01/2038	211	232	6.00%, 08/01/2038	251	278
5.50%, 05/01/2038	162	177	6.00%, 09/01/2038	9	10
5.50%, 05/01/2038	583	639	6.00%, 09/01/2038	581	642
5.50%, 06/01/2038	39	43	6.00%, 10/01/2038	445	490
5.50%, 06/01/2038	44	48	6.00%, 12/01/2038	113	125
5.50%, 07/01/2038	188	207	6.00%, 10/01/2039	314	346
5.50%, 07/01/2038	243	269	6.00%, 04/01/2040	630	696
5.50%, 08/01/2038	6	6	6.00%, 09/01/2040(d)	3,600	3,966
5.50%, 09/01/2038	69	76	6.00%, 09/01/2040	213	235
5.50%, 11/01/2038	153	168	6.00%, 10/01/2040	709	783

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA)
6.50%, 12/01/2016	$127	$137	(continued)
			4.00%, 11/15/2040	$61	$67
6.50%, 05/01/2018	3	3	4.00%, 11/15/2040	375	412
6.50%, 07/01/2020	35	37
6.50%, 12/01/2031	5	6	4.00%, 11/20/2040	254	280
			4.00%, 12/20/2040	348	386
6.50%, 03/01/2032	26	30	4.00%, 01/15/2041	345	380
6.50%, 07/01/2032	60	70
6.50%, 11/01/2033	73	84	4.00%, 01/15/2041	855	940
			4.00%, 01/15/2041	311	342
6.50%, 08/01/2034	198	231	4.00%, 01/20/2041	827	911
6.50%, 09/01/2034	195	223
6.50%, 10/01/2034	48	55	4.00%, 05/15/2041	419	461
			4.00%, 05/15/2041	294	324
6.50%, 07/01/2037	101	116	4.00%, 05/15/2041	49	54
6.50%, 07/01/2037	73	83	4.00%, 07/20/2041	325	358
6.50%, 08/01/2037	306	349	4.00%, 07/20/2041(a)	287	307
6.50%, 01/01/2038	131	149	4.00%, 08/15/2041	263	290
6.50%, 02/01/2038	72	82
6.50%, 03/01/2038	34	38	4.00%, 09/15/2041	720	791
			4.00%, 09/20/2041	68	75
6.50%, 03/01/2038	542	618	4.00%, 10/15/2041	430	473
6.50%, 05/01/2038	155	177
6.50%, 09/01/2038	110	126	4.00%, 10/15/2041	350	385
6.50%, 10/01/2039	199	227	4.00%, 11/20/2041	542	597
6.50%, 09/01/2040(d)	5,100	5,741	4.00%, 12/15/2041	624	686
7.00%, 12/01/2037	215	248	4.00%, 12/15/2041	1,028	1,131
			4.00%, 12/20/2041	551	606
7.00%, 12/01/2037	241	279	4.00%, 01/20/2042	627	690
7.50%, 05/01/2031	70	86	4.00%, 02/20/2042	2,454	2,701
		$232,225	4.00%, 03/20/2042	2,851	3,139
Government National Mortgage Association (GNMA) - 7.78%			4.00%, 09/01/2042	1,800	1,975
			4.00%, 10/01/2042	500	547
2.50%, 11/20/2040	338	352	4.50%, 04/20/2026	131	143
2.50%, 12/20/2040	196	206	4.50%, 06/15/2034	13	15
2.50%, 02/20/2042(a)	582	609
			4.50%, 03/15/2039	312	346
3.00%, 04/15/2027	726	775	4.50%, 03/15/2039	470	518
3.00%, 02/20/2041(a)	513	544
3.00%, 11/20/2041(a)	865	920	4.50%, 03/20/2039	643	714
3.00%, 02/20/2042(a)	713	758	4.50%, 05/15/2039	434	486
3.00%, 04/20/2042(a)	1,711	1,821	4.50%, 05/15/2039	310	342
3.00%, 07/20/2042(a)	995	1,059	4.50%, 05/15/2039	315	347
			4.50%, 06/15/2039	909	1,008
3.50%, 12/15/2025	120	129	4.50%, 07/15/2039	229	252
3.50%, 05/15/2026	186	201	4.50%, 11/15/2039	220	242
3.50%, 03/20/2027	360	389	4.50%, 11/15/2039	1,630	1,806
3.50%, 04/20/2027	722	777	4.50%, 12/15/2039	537	595
3.50%, 07/20/2040	176	188	4.50%, 01/15/2040	610	676
3.50%, 01/20/2041	474	513	4.50%, 02/15/2040	332	366
3.50%, 03/20/2041(a)	236	252
			4.50%, 02/15/2040	154	170
3.50%, 11/15/2041	356	386	4.50%, 02/15/2040	112	123
3.50%, 11/20/2041	144	155	4.50%, 02/15/2040	291	321
3.50%, 01/15/2042	361	392	4.50%, 02/15/2040	97	107
3.50%, 01/20/2042	654	708	4.50%, 02/15/2040	209	231
3.50%, 02/15/2042	735	796	4.50%, 03/15/2040	590	651
3.50%, 02/15/2042	735	801	4.50%, 05/15/2040	244	270
3.50%, 02/20/2042	630	682	4.50%, 06/15/2040	292	323
3.50%, 03/15/2042	725	786	4.50%, 06/15/2040	348	384
3.50%, 03/20/2042	730	790	4.50%, 07/15/2040	242	268
3.50%, 04/20/2042	1,468	1,589	4.50%, 07/15/2040	304	336
3.50%, 05/20/2042	3,061	3,312	4.50%, 08/15/2040	319	352
3.50%, 06/20/2042	2,987	3,233	4.50%, 08/15/2040	360	398
3.50%, 07/20/2042	800	866	4.50%, 08/15/2040	372	412
3.50%, 08/20/2042	200	216	4.50%, 08/15/2040	441	488
3.50%, 10/01/2042	2,000	2,156	4.50%, 09/01/2040(d)	1,500	1,646
4.00%, 08/15/2024	198	215	4.50%, 09/15/2040	458	507
4.00%, 12/15/2024	192	209	4.50%, 09/15/2040	321	356
4.00%, 11/15/2025	127	138	4.50%, 10/15/2040	376	417
4.00%, 05/15/2026	175	190	4.50%, 12/15/2040	230	254
4.00%, 06/15/2039	93	102	4.50%, 01/20/2041	396	444
4.00%, 07/20/2040	364	401	4.50%, 01/20/2041	422	470
4.00%, 08/15/2040	256	281	4.50%, 02/20/2041	393	441
4.00%, 09/01/2040(d)	2,200	2,413
			4.50%, 02/20/2041	537	598
4.00%, 09/15/2040	348	387	4.50%, 03/15/2041	251	277
4.00%, 09/15/2040	305	335	4.50%, 03/20/2041	391	439
4.00%, 10/15/2040	340	377	4.50%, 03/20/2041	294	326

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.50%, 04/15/2041	$651	$717	5.50%, 07/15/2034	$77	$87
4.50%, 04/15/2041	303	334	5.50%, 11/15/2034	377	427
4.50%, 04/20/2041	601	669	5.50%, 02/15/2035	207	233
4.50%, 05/15/2041	335	370	5.50%, 03/15/2036	152	170
4.50%, 05/15/2041	364	404	5.50%, 04/15/2036	191	214
4.50%, 06/20/2041	670	743	5.50%, 12/15/2036	125	140
4.50%, 07/15/2041	286	315	5.50%, 04/15/2037	408	456
4.50%, 07/20/2041	3,452	3,833	5.50%, 05/15/2038	259	290
4.50%, 08/20/2041	527	587	5.50%, 06/15/2038	212	238
4.50%, 09/20/2041	316	352	5.50%, 10/20/2038	634	710
4.50%, 11/20/2041	1,709	1,898	5.50%, 11/15/2038	270	302
4.50%, 12/20/2041	337	375	5.50%, 12/20/2038	255	285
4.50%, 01/20/2042	2,434	2,710	5.50%, 01/15/2039	220	247
4.50%, 02/20/2042	1,343	1,495	5.50%, 01/15/2039	94	105
4.50%, 03/20/2042	352	392	5.50%, 01/15/2039	719	807
4.50%, 04/20/2042	763	850	5.50%, 02/15/2039	249	278
5.00%, 12/15/2032	7	8	5.50%, 05/15/2039	66	74
5.00%, 08/15/2033	490	542	5.50%, 12/15/2039	324	362
5.00%, 02/15/2034	546	609	5.50%, 07/20/2040	243	273
5.00%, 08/15/2035	373	415	5.50%, 09/01/2040(d)	1,000	1,117
5.00%, 02/15/2038	8	9	5.50%, 11/15/2040	163	182
5.00%, 06/20/2038	521	579	5.50%, 04/20/2041	654	733
5.00%, 10/15/2038	271	300	5.50%, 10/20/2041	636	712
5.00%, 05/15/2039	142	158	5.50%, 11/20/2041	668	749
5.00%, 06/15/2039	304	340	6.00%, 07/20/2028	2	2
5.00%, 06/15/2039	281	313	6.00%, 07/15/2032	8	9
5.00%, 06/20/2039	434	483	6.00%, 12/15/2032	10	11
5.00%, 07/15/2039	285	316	6.00%, 10/15/2034	243	274
5.00%, 07/15/2039	251	279	6.00%, 04/15/2035	188	212
5.00%, 07/15/2039	276	306	6.00%, 04/15/2036	121	136
5.00%, 07/15/2039	299	334	6.00%, 06/15/2036	353	398
5.00%, 08/15/2039	289	322	6.00%, 04/15/2037	421	475
5.00%, 09/15/2039	159	176	6.00%, 05/15/2037	291	328
5.00%, 09/15/2039	298	332	6.00%, 10/20/2037	638	719
5.00%, 09/15/2039	301	339	6.00%, 11/20/2037	240	270
5.00%, 09/15/2039	297	330	6.00%, 01/15/2038	151	171
5.00%, 11/15/2039	306	342	6.00%, 08/15/2038	187	212
5.00%, 12/15/2039	710	788	6.00%, 09/15/2039	567	640
5.00%, 02/15/2040	313	350	6.00%, 09/15/2039	309	351
5.00%, 02/15/2040	305	340	6.00%, 04/15/2040	50	56
5.00%, 02/15/2040	427	475	6.00%, 09/01/2040(d)	2,400	2,702
5.00%, 04/15/2040	237	264	6.00%, 01/20/2042	670	756
5.00%, 05/15/2040	301	335	6.50%, 05/15/2023	4	4
5.00%, 05/15/2040	232	259	6.50%, 10/20/2028	6	7
5.00%, 05/20/2040	110	123	6.50%, 05/20/2029	5	5
5.00%, 06/15/2040	281	313	6.50%, 02/20/2032	3	4
5.00%, 06/15/2040	523	580	6.50%, 05/20/2032	38	45
5.00%, 06/15/2040	787	875	6.50%, 05/15/2037	291	334
5.00%, 06/15/2040	151	168	6.50%, 08/20/2038	190	218
5.00%, 06/20/2040	516	575	6.50%, 09/15/2038	250	287
5.00%, 07/15/2040	249	276	7.00%, 01/15/2028	5	6
5.00%, 07/20/2040	525	586	7.00%, 03/15/2029	9	11
5.00%, 09/01/2040(d)	1,700	1,880	7.00%, 07/15/2031	5	6
5.00%, 01/20/2041	266	297	8.00%, 08/20/2029	2	2
5.00%, 02/20/2041	657	734			$126,758
5.00%, 05/20/2041	630	703
5.00%, 06/20/2041	166	185	U.S. Treasury - 36.04%
5.00%, 07/20/2041	259	289	0.13%, 09/30/2013	6,780	6,775
5.00%, 08/20/2041	1,924	2,147	0.13%, 12/31/2013	2,634	2,631
5.00%, 10/20/2041	228	254	0.13%, 07/31/2014	3,500	3,493
5.00%, 11/20/2041	646	719	0.25%, 10/31/2013	2,600	2,601
5.00%, 12/20/2041	591	659	0.25%, 11/30/2013	3,714	3,716
5.00%, 02/20/2042	646	719	0.25%, 01/31/2014	2,228	2,230
5.00%, 04/20/2042	844	939	0.25%, 02/28/2014	2,971	2,973
5.50%, 06/15/2014	2	2	0.25%, 03/31/2014	2,971	2,972
5.50%, 01/15/2024	93	101	0.25%, 04/30/2014	5,914	5,916
5.50%, 11/15/2033	257	289	0.25%, 05/31/2014	4,000	4,002
5.50%, 03/15/2034	101	114	0.25%, 06/30/2014	3,000	3,001
5.50%, 04/15/2034	107	120	0.25%, 08/31/2014	5,000	5,002

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
U.S. Treasury (continued)			U.S. Treasury (continued)
0.25%, 09/15/2014	$1,411	$1,412	2.00%, 04/30/2016	$2,315	$2,451
0.25%, 12/15/2014	1,857	1,857	2.00%, 11/15/2021	4,511	4,731
0.25%, 01/15/2015	3,352	3,352	2.00%, 02/15/2022	5,831	6,099
0.25%, 02/15/2015	3,747	3,747	2.13%, 11/30/2014	3,098	3,227
0.25%, 05/15/2015	3,000	2,998	2.13%, 05/31/2015	2,533	2,660
0.25%, 07/15/2015	2,790	2,787	2.13%, 12/31/2015	527	558
0.38%, 11/15/2014	2,971	2,980	2.13%, 02/29/2016	2,228	2,365
0.38%, 03/15/2015	2,971	2,980	2.13%, 08/15/2021	5,074	5,392
0.38%, 04/15/2015	6,723	6,742	2.25%, 05/31/2014	1,857	1,922
0.38%, 06/15/2015	3,000	3,008	2.25%, 01/31/2015	3,020	3,164
0.50%, 10/15/2013	6,100	6,120	2.25%, 03/31/2016	1,486	1,585
0.50%, 11/15/2013	1,709	1,715	2.25%, 11/30/2017	1,176	1,272
0.50%, 08/15/2014	1,486	1,493	2.25%, 07/31/2018	143	155
0.50%, 10/15/2014	2,045	2,056	2.38%, 08/31/2014	3,820	3,982
0.50%, 07/31/2017	3,300	3,286	2.38%, 09/30/2014	6,799	7,102
0.63%, 07/15/2014	5,486	5,525	2.38%, 10/31/2014	3,603	3,767
0.63%, 05/31/2017	3,560	3,572	2.38%, 02/28/2015	4,410	4,641
0.63%, 08/31/2017	5,600	5,608	2.38%, 03/31/2016	764	818
0.75%, 09/15/2013	2,228	2,241	2.38%, 07/31/2017	1,501	1,630
0.75%, 12/15/2013	1,709	1,720	2.38%, 05/31/2018	505	551
0.75%, 06/15/2014	2,600	2,624	2.38%, 06/30/2018	1,114	1,216
0.75%, 06/30/2017	3,090	3,116	2.50%, 03/31/2015	4,303	4,550
0.88%, 11/30/2016	3,343	3,399	2.50%, 04/30/2015	3,507	3,714
0.88%, 12/31/2016	3,915	3,978	2.50%, 06/30/2017	1,411	1,540
0.88%, 01/31/2017	2,228	2,264	2.63%, 06/30/2014	3,031	3,163
0.88%, 02/28/2017	3,471	3,527	2.63%, 07/31/2014	3,458	3,616
0.88%, 04/30/2017	6,736	6,837	2.63%, 12/31/2014	3,759	3,966
0.88%, 07/31/2019	3,500	3,473	2.63%, 02/29/2016	483	521
1.00%, 01/15/2014	761	769	2.63%, 04/30/2016	1,405	1,519
1.00%, 05/15/2014	1,114	1,129	2.63%, 01/31/2018	1,114	1,229
1.00%, 08/31/2016	2,651	2,710	2.63%, 04/30/2018	743	821
1.00%, 09/30/2016	2,971	3,037	2.63%, 08/15/2020	3,698	4,101
1.00%, 10/31/2016	3,714	3,796	2.63%, 11/15/2020	5,567	6,169
1.00%, 03/31/2017	3,857	3,938	2.75%, 10/31/2013	3,000	3,088
1.00%, 06/30/2019	3,200	3,205	2.75%, 11/30/2016	1,663	1,822
1.13%, 05/31/2019	3,000	3,033	2.75%, 05/31/2017	1,842	2,031
1.25%, 02/15/2014	3,157	3,204	2.75%, 12/31/2017	2,377	2,635
1.25%, 03/15/2014	3,136	3,185	2.75%, 02/28/2018	371	412
1.25%, 04/15/2014	1,850	1,881	2.75%, 02/15/2019	5,897	6,586
1.25%, 08/31/2015	3,294	3,387	2.75%, 08/15/2042	500	507
1.25%, 09/30/2015	3,634	3,738	2.88%, 03/31/2018	2,228	2,492
1.25%, 10/31/2015	4,702	4,839	3.00%, 08/31/2016	1,486	1,637
1.25%, 01/31/2019	2,228	2,279	3.00%, 09/30/2016	996	1,099
1.25%, 04/30/2019	2,714	2,768	3.00%, 02/28/2017	3,433	3,812
1.38%, 11/30/2015	2,600	2,687	3.00%, 05/15/2042	3,635	3,882
1.38%, 09/30/2018	1,857	1,918	3.13%, 09/30/2013	1,946	2,007
1.38%, 11/30/2018	884	912	3.13%, 10/31/2016	3,726	4,134
1.38%, 12/31/2018	743	766	3.13%, 01/31/2017	1,813	2,019
1.38%, 02/28/2019	2,228	2,295	3.13%, 04/30/2017	1,768	1,977
1.50%, 12/31/2013	1,605	1,632	3.13%, 05/15/2019	3,385	3,869
1.50%, 06/30/2016	2,936	3,057	3.13%, 05/15/2021	3,194	3,669
1.50%, 07/31/2016	2,897	3,018	3.13%, 11/15/2041	2,909	3,188
1.50%, 08/31/2018	3,106	3,233	3.13%, 02/15/2042	3,305	3,618
1.50%, 03/31/2019	2,971	3,081	3.25%, 05/31/2016	1,619	1,791
1.63%, 08/15/2022	2,000	2,012	3.25%, 06/30/2016	743	823
1.75%, 01/31/2014	2,823	2,884	3.25%, 07/31/2016	1,486	1,649
1.75%, 03/31/2014	5,955	6,098	3.25%, 12/31/2016	1,370	1,531
1.75%, 07/31/2015	2,432	2,534	3.25%, 03/31/2017	1,404	1,576
1.75%, 05/31/2016	3,422	3,593	3.38%, 11/15/2019	4,154	4,833
1.75%, 10/31/2018	3,886	4,099	3.50%, 02/15/2018	2,563	2,946
1.75%, 05/15/2022	4,696	4,791	3.50%, 05/15/2020	3,428	4,029
1.88%, 02/28/2014	1,828	1,873	3.50%, 02/15/2039	2,632	3,103
1.88%, 04/30/2014	3,337	3,428	3.63%, 08/15/2019	2,911	3,432
1.88%, 06/30/2015	1,945	2,032	3.63%, 02/15/2020	5,014	5,930
1.88%, 08/31/2017	3,268	3,472	3.63%, 02/15/2021	3,595	4,274
1.88%, 09/30/2017	1,917	2,036	3.75%, 11/15/2018	603	709
1.88%, 10/31/2017	1,946	2,068	3.75%, 08/15/2041	3,135	3,852
2.00%, 11/30/2013	1,040	1,063	3.88%, 05/15/2018	2,858	3,360
2.00%, 01/31/2016	1,486	1,569	3.88%, 08/15/2040	2,006	2,517

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		REPURCHASE AGREEMENTS - 6.33%	Amount (000's)	Value(000	's)
U.S. Treasury (continued)			Banks - 6.33%
4.00%, 02/15/2014	$7,404	$7,808	Investment in Joint Trading Account; Credit	$25,829	$25,829
4.00%, 02/15/2015	3,241	3,535	Suisse Repurchase Agreement; 0.17%
4.00%, 08/15/2018	924	1,099	dated 08/31/2012 maturing 09/04/2012
4.13%, 05/15/2015	750	827	(collateralized by US Government
4.25%, 11/15/2013	4,680	4,906	Securities; $26,345,247; 0.00% - 11.25%;
4.25%, 08/15/2014	3,947	4,254	dated 02/15/15 - 08/15/40)
4.25%, 11/15/2014	955	1,038	Investment in Joint Trading Account; Deutsche	30,321	30,320
4.25%, 08/15/2015	1,634	1,823	Bank Repurchase Agreement; 0.20% dated
4.25%, 11/15/2017	1,537	1,820	08/31/2012 maturing 09/04/2012
4.25%, 05/15/2039	1,270	1,688	(collateralized by US Government
4.25%, 11/15/2040	3,137	4,181	Securities; $30,927,029; 0.13% - 8.95%;
4.38%, 02/15/2038	565	762	dated 09/05/12 - 07/15/36)
4.38%, 11/15/2039	2,593	3,516	Investment in Joint Trading Account; JP	23,583	23,583
4.38%, 05/15/2040	2,561	3,477	Morgan Repurchase Agreement; 0.17%
4.38%, 05/15/2041	3,375	4,590	dated 08/31/2012 maturing 09/04/2012
4.50%, 11/15/2015	1,486	1,682	(collateralized by US Government
4.50%, 02/15/2016	1,411	1,612	Securities; $24,054,356; 0.00% - 8.63%;
4.50%, 05/15/2017	371	439	dated 09/13/12 - 02/15/35)
4.50%, 02/15/2036	4,777	6,518	Investment in Joint Trading Account; Merrill	23,496	23,496
4.50%, 05/15/2038	929	1,277	Lynch Repurchase Agreement; 0.18%
4.50%, 08/15/2039	1,987	2,743	dated 08/31/2012 maturing 09/04/2012
4.63%, 11/15/2016	1,337	1,567	(collateralized by US Government
4.63%, 02/15/2017	891	1,053	Securities; $23,965,745; 0.22% - 5.50%;
4.63%, 02/15/2040	1,820	2,563	dated 09/14/12 - 07/15/36)
4.75%, 05/15/2014	3,704	3,988			$103,228
4.75%, 08/15/2017	2,524	3,035	TOTAL REPURCHASE AGREEMENTS		$103,228
4.75%, 02/15/2037	101	143	Total Investments		$1,724,517
4.75%, 02/15/2041	1,931	2,777	Liabilities in Excess of Other Assets, Net - (5.81)%		$(94,677)
4.88%, 08/15/2016	2,228	2,616	TOTAL NET ASSETS - 100.00%		$1,629,840
5.00%, 05/15/2037	3,993	5,853
5.13%, 05/15/2016	669	785
5.25%, 11/15/2028	565	803	(a)	Variable Rate. Rate shown is in effect at August 31, 2012.
5.25%, 02/15/2029	483	688	(b)	Security exempt from registration under Rule 144A of the Securities Act of
5.38%, 02/15/2031	3,571	5,261	1933. These securities may be resold in transactions exempt from
5.50%, 08/15/2028	178	259	registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 02/15/2026	1,815	2,687	indicated, these securities are not considered illiquid. At the end of the
6.13%, 11/15/2027	2,279	3,480	period, the value of these securities totaled $5,779 or 0.35% of net assets.
6.13%, 08/15/2029	360	562	(c) Non-Income Producing Security
6.25%, 08/15/2023	966	1,413	(d)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.25%, 05/15/2030	1,937	3,087	Notes to Financial Statements for additional information.
6.38%, 08/15/2027	520	809
6.50%, 11/15/2026	3,028	4,715
6.63%, 02/15/2027	817	1,289
6.75%, 08/15/2026	594	941	Portfolio Summary (unaudited)
6.88%, 08/15/2025	836	1,317	Sector		Percent
7.25%, 05/15/2016	2,160	2,703	Government		44 .29%
7.25%, 08/15/2022	1,177	1,807	Mortgage Securities		32 .14%
7.50%, 11/15/2016	3,424	4,422	Financial		14 .14%
7.50%, 11/15/2024	223	363	Consumer, Non-cyclical		3.10%
7.63%, 11/15/2022	585	923	Communications		2.90%
7.63%, 02/15/2025	87	145	Energy		2.55%
7.88%, 02/15/2021	371	570	Utilities		1.68%
8.00%, 11/15/2021	411	647	Basic Materials		1.06%
8.13%, 08/15/2019	376	558	Industrial		1.05%
8.50%, 02/15/2020	223	342	Consumer, Cyclical		0.98%
8.75%, 05/15/2017	3,372	4,654	Technology		0.69%
8.75%, 05/15/2020	1,236	1,937	Revenue Bonds		0.47%
8.75%, 08/15/2020	223	352	General Obligation Unltd		0.44%
8.88%, 08/15/2017	1,500	2,105	Asset Backed Securities		0.26%
8.88%, 02/15/2019	201	302	Insured		0.04%
9.25%, 02/15/2016	3,827	4,992	General Obligation Ltd		0.02%
9.88%, 11/15/2015	186	242	Liabilities in Excess of Other Assets, Net		(5 .81)%
10.63%, 08/15/2015	961	1,252	TOTAL NET ASSETS		100.00%
		$587,416
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,079,990

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

COMMON STOCKS - 38.98%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000 's)
Agriculture - 0.04%				Mining (continued)
Adecoagro SA (a)	46,129	$467		Freeport-McMoRan Copper & Gold Inc	50,003	$1,806
				Gabriel Resources Ltd (a)	80,904	190
				Gold Fields Ltd ADR	60,541	746
Building Materials - 0.18%				Highland Gold Mining Ltd	9,266	17
Indocement Tunggal Prakarsa Tbk PT	562,144	1,195
Semen Gresik Persero Tbk PT	921,634	1,201		Kinross Gold Corp	91,992	819
				Newcrest Mining Ltd	31,885	825
		$2,396		Northern Dynasty Minerals Ltd (a)	56,269	159
Chemicals - 0.10%				Pan American Silver Corp	27,832	490
Mosaic Co/The	22,973	1,330		Pilot Gold Inc (a)	8,046	9
				Platinum Group Metals Ltd (a)	145,791	114
				Randgold Resources Ltd ADR	23,304	2,400
Coal - 0.15%				Rio Tinto PLC ADR	31,672	1,388
Adaro Energy Tbk PT	4,749,202	684		SEMAFO Inc	118,824	448
Consol Energy Inc	42,920	1,296		Silver Wheaton Corp	35,154	1,216
		$1,980		Southern Copper Corp	19,231	626
Commercial Services - 0.51%				Tahoe Resources Inc (a)	30,968	564
Abertis Infraestructuras SA	180,075	2,441				$22,784
DP World Ltd	127,400	1,322		Oil & Gas - 4.25%
Sichuan Expressway Co Ltd	476,200	135		Africa Oil Corp (a)	49,656	443
Transurban Group	433,000	2,712		Anadarko Petroleum Corp	34,341	2,379
		$6,610		Apache Corp	18,956	1,625
Electric - 1.20%				Bankers Petroleum Ltd (a)	146,249	398
Consolidated Edison Inc	43,000	2,607		Berry Petroleum Co	31,556	1,162
DUET Group	626,162	1,362		BG Group PLC	82,883	1,695
Northeast Utilities	69,000	2,599		Carrizo Oil & Gas Inc (a)	51,091	1,290
NorthWestern Corp	35,600	1,303		Cheniere Energy Inc (a)	103,580	1,529
PG&E Corp	135,300	5,873		Cimarex Energy Co	22,393	1,281
Spark Infrastructure Group (b)	391,900	657		Cobalt International Energy Inc (a)	77,341	1,756
Transmissora Alianca de Energia Eletrica SA	32,600	1,180		Concho Resources Inc (a)	30,972	2,779
				Denbury Resources Inc (a)	105,404	1,633
		$15,581
				Energy XXI Bermuda Ltd	34,566	1,137
Engineering & Construction - 0.59%				Ensco PLC	36,699	2,105
Ferrovial SA	239,600	2,824		EOG Resources Inc	20,707	2,243
Flughafen Zuerich AG	5,300	2,040		Far East Energy Corp (a)	309,779	62
Fraport AG Frankfurt Airport Services	31,100	1,730		FX Energy Inc (a)	16,280	125
Worldwide				Helmerich & Payne Inc	22,139	1,010
Multiplan Empreendimentos Imobiliarios SA	40,500	1,031		HollyFrontier Corp	66,319	2,672
		$7,625		Kodiak Oil & Gas Corp (a)	137,956	1,233
				Kosmos Energy Ltd (a)	55,450	537
Gas - 2.81%				Laredo Petroleum Holdings Inc (a)	33,898	738
Beijing Enterprises Holdings Ltd	199,800	1,324		Marathon Petroleum Corp	31,303	1,620
CenterPoint Energy Inc	131,100	2,673		MEG Energy Corp(a),(b),(c)	6,400	252
China Resources Gas Group Ltd	333,800	658		MEG Energy Corp (a)	21,398	843
Hong Kong & China Gas Co Ltd	1,131,100	2,667
Keyera Corp	28,700	1,310		Niko Resources Ltd	9,608	139
National Grid PLC	922,204	10,011		Noble Energy Inc	34,465	3,029
NiSource Inc	81,100	1,974		Occidental Petroleum Corp	25,467	2,165
				OGX Petroleo e Gas Participacoes SA (a)	203,930	620
Sempra Energy	77,600	5,137
Snam SpA	654,600	2,750		Oil Search Ltd	110,531	865
Southwest Gas Corp	45,900	1,962		Pacific Rubiales Energy Corp	35,453	867
Tokyo Gas Co Ltd	877,700	4,855		QGEP Participacoes SA	46,244	253
				Quicksilver Resources Inc (a)	118,610	403
WGL Holdings Inc	32,100	1,253		Range Resources Corp	16,902	1,102
		$36,574		Rosetta Resources Inc (a)	39,122	1,680
Holding Companies - Diversified - 0.21%				Rowan Cos PLC (a)	56,102	1,974
Wharf Holdings Ltd	443,233	2,742		Royal Dutch Shell PLC ADR	23,714	1,659
				Sanchez Energy Corp (a)	27,981	534
				Southwestern Energy Co (a)	49,520	1,542
Iron & Steel - 0.19%				Suncor Energy Inc	58,070	1,816
Cliffs Natural Resources Inc	31,457	1,127		Talisman Energy Inc	110,284	1,537
Reliance Steel & Aluminum Co	25,892	1,332		Tullow Oil PLC	53,017	1,147
		$2,459		Whiting Petroleum Corp (a)	34,112	1,519
Mining - 1.75%						$55,398
African Rainbow Minerals Ltd	46,273	807
Alacer Gold Corp (a)	120,776	725		Oil & Gas Services - 1.59%
				Cameron International Corp (a)	58,252	3,187
Alamos Gold Inc	73,658	1,385		Core Laboratories NV	8,953	1,094
BHP Billiton Ltd ADR	29,134	1,917		Dresser-Rand Group Inc (a)	30,210	1,529
Cia de Minas Buenaventura SA ADR	38,023	1,318		Dril-Quip Inc (a)	39,702	2,781
Detour Gold Corp (a)	29,697	747
				FMC Technologies Inc (a)	31,465	1,474
Eldorado Gold Corp	144,226	1,915		Halliburton Co	73,967	2,423
First Quantum Minerals Ltd	111,776	2,153

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Oil & Gas Services (continued)				REITS (continued)
Key Energy Services Inc (a)	67,337	$533		Boston Properties Inc	38,183	$4,281
Lufkin Industries Inc	19,114	1,002		Cambridge Industrial Trust	1,540,400	767
National Oilwell Varco Inc	48,481	3,820		Camden Property Trust	39,774	2,761
Schlumberger Ltd	39,367	2,849		Campus Crest Communities Inc	40,571	438
		$20,692		Canadian Real Estate Investment Trust	38,975	1,653
				Centro Retail Australia	843,617	1,867
Pipelines - 12.99%				Challenger Diversified Property Group	305,557	729
Access Midstream Partners LP	133,410	4,020		Charter Hall Retail REIT	244,963	882
Buckeye Partners LP	81,590	4,032		Colonial Properties Trust	77,991	1,710
Copano Energy LLC	82,650	2,537		CubeSmart	124,700	1,609
DCP Midstream Partners LP	60,294	2,601		CYS Investments Inc	86,497	1,244
Enbridge Energy Partners LP	133,684	3,938		DDR Corp	122,500	1,864
Enbridge Inc	167,312	6,587		Digital Realty Trust Inc	7,563	563
Energy Transfer Equity LP	139,280	6,121		Dundee Real Estate Investment Trust	27,800	1,078
Energy Transfer Partners LP	131,625	5,623		DuPont Fabros Technology Inc	22,601	623
Enterprise Products Partners LP	231,900	12,384		Entertainment Properties Trust	15,425	703
Holly Energy Partners LP (c)	30,640	2,064
				Equity One Inc	51,205	1,086
Kinder Morgan Energy Partners LP	121,300	10,040		Equity Residential	77,639	4,689
Kinder Morgan Inc/Delaware	281,122	10,055		Essex Property Trust Inc	11,718	1,781
Magellan Midstream Partners LP (c)	153,564	12,741
				Extra Space Storage Inc	56,563	1,929
MarkWest Energy Partners LP	87,220	4,631		Federal Realty Investment Trust	18,479	1,994
Oiltanking Partners LP (c)	18,361	675
				First Industrial Realty Trust Inc (a)	115,126	1,485
ONEOK Inc	75,300	3,353		General Growth Properties Inc	90,200	1,856
ONEOK Partners LP	141,335	8,031		Glimcher Realty Trust	140,972	1,477
Pembina Pipeline Corp	95,540	2,595		Great Portland Estates PLC	332,356	2,320
Plains All American Pipeline LP	141,850	12,274		Hammerson PLC	289,386	2,099
Regency Energy Partners LP	227,836	5,272		HCP Inc	26,266	1,205
Spectra Energy Corp	185,900	5,254		Hersha Hospitality Trust	137,872	687
Sunoco Logistics Partners LP	117,148	5,465		Host Hotels & Resorts Inc	132,921	2,034
Targa Resources Partners LP	114,880	4,655		Japan Prime Realty Investment Corp	384	1,080
TC Pipelines LP	27,920	1,268		Land Securities Group PLC	198,069	2,485
Tesoro Logistics LP	16,770	731		LaSalle Hotel Properties	21,639	590
TransCanada Corp	179,900	8,103		Mirvac Group	1,293,411	1,810
Veresen Inc	50,600	671		Mori Trust Sogo Reit Inc	134	1,187
Western Gas Partners LP	113,075	5,399		Northern Property Real Estate Investment	34,600	1,118
Williams Cos Inc/The	179,580	5,795		Trust
Williams Partners LP	238,515	12,303		Pennsylvania Real Estate Investment Trust	51,100	803
		$169,218		Prologis Inc	41,239	1,409
Real Estate - 2.16%				PS Business Parks Inc	5,811	396
Atrium European Real Estate Ltd	148,604	729		Public Storage	5,848	851
Brookfield Office Properties Inc	30,300	509		Ramco-Gershenson Properties Trust	106,203	1,376
Citycon OYJ	260,239	787		Retail Properties of America Inc	74,737	839
Country Garden Holdings Co Ltd (a)	2,720,000	959		RioCan Real Estate Investment Trust	13,342	374
Deutsche Wohnen AG	46,427	784		Saul Centers Inc	23,000	992
Fabege AB	153,819	1,363		Senior Housing Properties Trust	69,982	1,548
FKP Property Group	1,199,904	373		Simon Property Group Inc	57,875	9,185
FKP Property Group (d)	955,010	297		SL Green Realty Corp	39,569	3,189
Fraser and Neave Ltd	314,000	2,070		Starhill Global REIT	1,276,000	753
Goldcrest Co Ltd	57,810	850		Stockland	621,020	2,047
GSW Immobilien AG	1	—		Strategic Hotels & Resorts Inc (a)	145,165	885
Henderson Land Development Co Ltd	294,864	1,819		Sunstone Hotel Investors Inc (a)	43,887	458
Hongkong Land Holdings Ltd	337,300	2,061		Suntec Real Estate Investment Trust	958,700	1,113
Hufvudstaden AB	90,572	1,111		Taubman Centers Inc	7,408	593
Hyprop Investments Ltd	157,182	1,374		Top REIT Inc	294	1,374
Jones Lang LaSalle Inc	11,100	801		Unibail-Rodamco SE	17,229	3,504
Mitsubishi Estate Co Ltd	195,600	3,452		United Urban Investment Corp	1,094	1,226
Mitsui Fudosan Co Ltd	169,000	3,158		Vastned Retail NV	18,642	760
Sun Hung Kai Properties Ltd	237,000	3,085		Ventas Inc	23,512	1,540
Swire Properties Ltd	630,800	1,809		Westfield Group	421,862	4,336
Unite Group PLC	201,133	782		Workspace Group PLC	199,006	814
		$28,173				$113,142
REITS - 8.69%				Telecommunications - 0.75%
Advance Residence Investment Corp	497	1,002		Crown Castle International Corp (a)	85,500	5,426
American Assets Trust Inc	45,679	1,245		Eutelsat Communications SA	33,300	1,023
American Tower Corp	105,919	7,457		SBA Communications Corp (a)	56,100	3,353
Apartment Investment & Management Co	61,387	1,626				$9,802
Astro Japan Property Group	245,778	746		Transportation - 0.21%
Australand Property Group	235,925	706		Groupe Eurotunnel SA	363,300	2,719
AvalonBay Communities Inc	19,804	2,803
Boardwalk Real Estate Investment Trust	23,100	1,508

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held		Value(000	's)	COMMODITY INDEXED STRUCTURED	Principal
Water- 0.61%					NOTES (continued)	Amount (000's)	Value(000's)
American Water Works Co Inc		69,900	$2,577		Sovereign - 1.07%
Severn Trent PLC		72,900	2,005		Svensk Exportkredit AB; Dow Jones - UBS
United Utilities Group PLC		304,000	3,425		Commodity Index Linked Notes
			$8,007		0.00%, 11/21/2012(a),(e)	$12,900		$13,921
TOTAL COMMON STOCKS			$507,699
	Principal				TOTAL COMMODITY INDEXED STRUCTURED NOTES			$88,528
BONDS- 7.22%	Amount (000's)		Value(000	's)	SENIOR FLOATING RATE INTERESTS -	Principal
					9.59%	Amount (000's)	Value	(000	's)
Federal & Federally Sponsored Credit - 2.22%
Federal Farm Credit Banks					Airlines - 0.17%
0.22%, 07/16/2014(e)		$7,000	$6,997		Delta Air Lines Inc, Term Loan B
0.23%, 12/30/2013(e)		7,000	6,995		5.50%, 04/20/2017(e)	$1,496		$1,507
0.24%, 02/01/2013(e)		6,000	6,001		United Air Lines Inc, Term Loan B
0.25%, 05/21/2014(e)		4,000	3,996		2.25%, 02/01/2014(e)	744		734
0.28%, 04/21/2014(e)		5,000	4,999					$2,241
			$28,988		Apparel - 0.08%
Finance - Mortgage Loan/Banker - 4.88%					Wolverine World Wide, Term Loan B
Fannie Mae					0.00%, 06/26/2019(e),(f)	1,000		1,006
0.26%, 11/23/2012(e)		2,000	2,000
0.33%, 12/03/2012		4,000	4,002		Automobile Manufacturers - 0.04%
0.38%, 08/09/2013(e)		2,000	2,003
					Navistar Inc, Term Loan B
0.60%, 10/25/2013		3,000	3,001		7.00%, 08/16/2017(e)	500		502
Federal Home Loan Banks
0.20%, 04/30/2013		3,000	3,000
0.22%, 05/03/2013		5,000	5,000		Automobile Parts & Equipment - 0.20%
0.22%, 12/04/2013		8,000	7,999		Allison Transmission Inc, Term Loan B3
0.23%, 04/18/2013		5,000	5,001		4.25%, 08/15/2019(e)	750		747
0.23%, 11/25/2013		4,000	4,000		Federal-Mogul Corp, Term Loan B-EXIT
0.24%, 04/12/2013		6,000	6,001		2.18%, 12/27/2013(e)	988		943
0.29%, 11/08/2013		5,000	5,004		Federal-Mogul Corp, Term Loan C-EXIT
0.30%, 05/23/2013		3,000	3,001		2.18%, 12/27/2015(e)	504		481
0.40%, 05/21/2014		5,000	5,000		Schaeffler AG, Term Loan C2
Freddie Mac					6.00%, 02/14/2017(e)	455		456
0.19%, 05/06/2013(e)		5,000	5,003					$2,627
0.20%, 03/21/2013(e)		3,500	3,500
					Biotechnology - 0.19%
			$63,515		Fenwal Inc, Delay-Draw Term Loan DD
Sovereign - 0.12%					2.67%, 02/28/2014(e)	363		362
Italy Buoni Poliennali Del Tesoro					Fenwal Inc, Term Loan B
2.15%, 09/15/2014	EUR	1,236	1,557		2.67%, 02/28/2014(e)	2,119		2,109
								$2,471
TOTAL BONDS			$94,060		Chemicals - 0.18%
COMMODITY INDEXED STRUCTURED	Principal				Ineos US Finance LLC, Term Loan
NOTES- 6.80%	Amount (000's)		Value(000	's)	6.50%, 04/27/2018(e)	549		550
Banks- 5.73%					Univar Inc, Term Loan B
BNP Paribas SA; Dow Jones - UBS					5.00%, 06/30/2017(e)	1,746		1,735
Commodity Index Linked Notes								$2,285
0.43%, 03/27/2013(e)		$5,400	5,131
0.47%, 06/27/2013(e)		6,900	9,890		Commercial Services - 0.54%
					Avis Budget Car Rental LLC, Term Loan C
CIBC; Dow Jones - UBS Commodity Index					4.25%, 03/13/2019(e)	1,496		1,495
Linked Notes
0.00%, 12/04/2012(a),(e)		10,000	8,972		Booz Allen Hamilton Inc, Term Loan B
					4.50%, 07/27/2019(e)	1,200		1,202
0.00%, 05/20/2013(a),(e)		2,600	2,736
0.00%, 06/28/2013(a),(e)		4,000	5,038		Ceridian Corp, Term Loan B-EXT
					5.99%, 05/09/2017(e)	750		750
Deutsche Bank AG; Dow Jones - UBS					Genpact International Inc, Term Loan B
Commodity Index Linked Notes					0.00%, 08/17/2019(e),(f)	750		750
0.09%, 12/17/2012(e)		5,900	6,206
0.09%, 01/11/2013(e)		5,000	5,577		Harland Clarke Holdings Corp, Term Loan B-
					NONEXT
JP Morgan Chase Bank NA; Dow Jones - UBS					2.77%, 04/01/2014(e)	990		886
Commodity Index Linked Notes
0.35%, 10/25/2012(e)		10,000	9,694		Interactive Data Corp, Term Loan
					4.50%, 02/11/2018(e)	483		483
Societe Generale; Dow Joines - UBS
Commodity Index Linked Notes					Pharmaceutical Product Development Inc,
0.24%, 07/01/2013(e)		10,200	14,098		Term Loan
					6.25%, 11/18/2018(e)	1,494		1,510
UBS; Dow Jones - UBS Commodity Index
Linked Notes								$7,076
0.18%, 08/16/2013(e)		6,500	7,265		Consumer Products - 0.19%
			$74,607		Reynolds Group Holdings Inc, Term Loan B
					6.50%, 02/09/2018(e)	871		876

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Consumer Products (continued)			Healthcare - Services (continued)
Reynolds Group Holdings Inc, Term Loan C			Health Management Associates Inc, Term
6.50%, 08/09/2018(e)	$497	$504	Loan B
Spectrum Brands Inc, Term Loan			4.50%, 11/22/2018(e)	$995	$997
5.00%, 06/17/2016(e)	1,124	1,127	IASIS Healthcare LLC / IASIS Capital Corp,
		$2,507	Term Loan
			5.00%, 05/03/2018(e)	746	734
Distribution & Wholesale - 0.14%			LHP Operations Co LLC, Term Loan B
HD Supply Inc, Term Loan B			9.00%, 06/29/2018(e)	327	329
7.25%, 10/05/2017(e)	1,750	1,788
			MultiPlan Inc, Term Loan B-NEW
			4.75%, 08/26/2017(e)	736	733
Diversified Financial Services - 0.42%			RegionalCare Hospital Partners Inc, Term
GMACM Borrower LLC, DIP Term Loan A1			Loan B
5.00%, 11/14/2013(e)	1,250	1,253	8.00%, 11/04/2018(e)	750	746
Homeward Residential Holdings Inc, Term			Select Medical Corp, Term Loan B
Loan			5.50%, 06/01/2018(e)	500	492
8.25%, 09/30/2017(e)	1,000	1,002	Select Medical Corp, Term Loan B-NEW
LPL Holdings Inc, Term Loan B			5.50%, 06/01/2018(e)	1,000	985
4.00%, 03/22/2019(e)	1,796	1,794	Sheridan Holdings Inc, Term Loan
Ocwen Financial Corp, Term Loan B			9.00%, 06/29/2019(e)	500	501
7.00%, 09/01/2016(e)	1,395	1,404	Sheridan Holdings Inc, Term Loan B
		$5,453	6.00%, 06/29/2018(e)	1,000	1,001
			Skilled Healthcare Group Inc, Term Loan B
Electric - 0.09%			6.75%, 04/09/2016(e)	994	986
Equipower Resources Holdings LLC, Term			United Surgical Partners International Inc,
Loan			Term Loan B
6.50%, 12/29/2018(e)	1,167	1,170	6.00%, 03/19/2019(e)	1,247	1,247
			Universal Health Services Inc, Term Loan B
Entertainment - 0.19%			3.75%, 11/15/2016(e)	987	987
CCM Merger Inc, Term Loan B			Vanguard Health Holding Co II LLC, Term
6.00%, 02/01/2017(e)	1,186	1,174	Loan B
Pinnacle Entertainment Inc, Term Loan A			5.00%, 01/29/2016(e)	1,244	1,249
4.00%, 03/08/2019(e)	1,244	1,241			$14,025
		$2,415	Holding Companies - Diversified - 0.05%
Environmental Control - 0.16%			Wave Division Holdings LLC, Term Loan B
CCS Inc, Delay-Draw Term Loan DD			0.00%, 08/09/2019(e),(f)	600	602
3.23%, 11/11/2014(e)	1,094	1,074
CCS Inc, Term Loan A			Internet - 0.38%
6.50%, 11/14/2014(e)	995	994
			Atlantic Broadband Finance LLC, Term Loan
		$2,068	5.25%, 04/03/2019(e)	1,340	1,341
Food- 0.31%			Go Daddy Operating Company, Term Loan B1
Candy Intermediate Holdings, Term Loan B
7.50%, 06/08/2018(e)	500	502	5.50%, 12/17/2018(e)	495	486
Pinnacle Foods Finance LLC, Term Loan F			Open Solutions Inc, Term Loan B
0.00%, 10/17/2018(e),(f)	1,000	994	2.58%, 01/23/2014(e)	995	950
US Foods Inc, Term Loan B-EXT			Web.com Group Inc, Term Loan
5.75%, 03/31/2017(e)	1,592	1,538	7.00%, 10/27/2017(e)	818	815
Wilton Brands Inc, Term Loan			Zayo Group LLC, Term Loan B
0.00%, 08/22/2018(e),(f)	1,000	998	7.13%, 06/15/2019(e)	1,300	1,319
		$4,032			$4,911
Healthcare - Products - 0.55%			Investment Companies - 0.16%
Bausch & Lomb Inc, Term Loan B			RPI Finance Trust, Term Loan B
5.25%, 05/10/2019(e)	2,000	2,007	4.00%, 11/09/2018(e)	2,028	2,029
Carestream Health Inc, Term Loan B
5.00%, 02/25/2017(e)	2,427	2,364	Leisure Products & Services - 0.11%
Hologic Inc, Term Loan B			Sabre Inc, Term Loan
4.50%, 04/29/2019(e)	1,750	1,761	7.25%, 12/29/2017(e)	500	498
Kinetic Concepts Inc, Term Loan B2			Sabre Inc, Term Loan B-EXT
6.50%, 11/04/2016(e)	995	998	5.98%, 09/29/2017(e)	622	611
		$7,130	Sabre Inc, Term Loan EXT
			5.99%, 12/29/2017(e)	372	366
Healthcare - Services - 1.08%
Community Health Systems Inc, EXT Term					$1,475
Loan			Lodging - 0.11%
3.92%, 01/25/2017(e)	120	120	Ameristar Casinos Inc, Term Loan B
DaVita Inc, Term Loan B2			4.00%, 04/16/2018(e)	231	231
0.00%, 08/21/2019(e),(f)	1,500	1,493
Drumm Investors LLC, Term Loan
5.00%, 05/04/2018(e)	1,492	1,425

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Lodging (continued)			Pharmaceuticals (continued)
Caesars Entertainment Operating Co Inc, Term			WC Luxco Sarl, Term Loan B3
Loan B6			4.25%, 03/15/2018(e)	$400	$398
5.49%, 01/28/2018(e)	$1,350	$1,187			$6,130
		$1,418	Pipelines - 0.05%
Media- 0.93%			Energy Transfer Equity LP, Term Loan B
Cengage Learning Acquisitions Inc, Term			3.75%, 03/21/2017(e)	650	642
Loan EXT
5.74%, 07/05/2017(e)	1,045	915
Cequel Communications LLC, Term Loan B			Private Equity - 0.03%
4.00%, 02/10/2019(e)	498	496	American Capital Ltd, Term Loan
			5.50%, 08/15/2017(e)	425	427
Charter Communications Operating LLC,
Term Loan D
4.00%, 04/04/2019(e)	1,247	1,246	Real Estate - 0.11%
Clear Channel Communications Inc, Term			Capital Automotive LP, Term Loan B
Loan B			5.25%, 03/17/2017(e)	1,434	1,437
3.88%, 01/29/2016(e)	1,969	1,524
Kabel Deutschland Vertrieb und Service
GmbH, Term Loan F			REITS- 0.06%
4.25%, 01/20/2019(e)	1,000	998	iStar Financial Inc, Term Loan A1
			5.00%, 06/28/2013(e)	764	765
MCC Georgia LLC, Term Loan
4.00%, 08/15/2020(e)	1,000	976
MTL Publishing LLC, Term Loan B			Retail - 0.81%
5.50%, 03/01/2018(e)	2,550	2,567	Academy Ltd, Term Loan
Truven Health Analytics Inc, Term Loan B			6.00%, 08/03/2018(e)	1,791	1,797
6.75%, 05/25/2018(e)	1,350	1,360	Bass Pro Group LLC, Term Loan B
WideOpenWest Finance LLC, Term Loan			5.25%, 06/13/2017(e)	998	1,005
6.25%, 07/12/2018(e)	2,100	2,099	Claire's Stores Inc, Term Loan B
		$12,181	3.05%, 05/27/2014(e)	288	282
			Dunkin' Brands Inc, Term Loan B
Miscellaneous Manufacturing - 0.23%			4.00%, 11/23/2017(e)	993	982
FGI Operating Co LLC, Term Loan B			Jo-Ann Stores Inc, Term Loan B
5.50%, 04/13/2019(e)	1,000	1,003
			4.75%, 03/19/2018(e)	974	973
Rexnord LLC, Term Loan B			Landry's Inc, Term Loan B
5.00%, 04/30/2018(e)	1,194	1,198
			6.50%, 04/19/2018(e)	1,496	1,512
Trinseo Materials Operating SCA, Term Loan B			Party City Holdings Inc, Term Loan B
			5.75%, 07/23/2019(e)	1,388	1,394
8.00%, 08/02/2017(e)	898	837
			Pilot Travel Centers LLC, Term Loan B
		$3,038	4.25%, 08/06/2019(e)	1,000	1,003
Oil & Gas - 0.16%			Savers Inc, Term Loan B
EP Energy LLC, Term Loan			6.25%, 06/28/2019(e)	750	757
5.00%, 04/24/2018(e)	750	752	Wendy's International Inc, Term Loan B
Sonneborn Inc, Term Loan B			4.75%, 04/03/2019(e)	900	904
6.50%, 03/26/2018(e)	1,187	1,184			$10,609
Sonneborn Refined Products BV, Term Loan			Semiconductors - 0.04%
B			NXP BV, Term Loan A2
6.50%, 03/26/2018(e)	209	209
			5.50%, 03/04/2017(e)	497	503
		$2,145
Oil & Gas Services - 0.06%			Software - 0.76%
FTS International Inc, Term Loan B			Attachmate Corp, Term Loan
6.25%, 05/06/2016(e)	849	746	7.25%, 11/24/2017(e)	1,000	1,007
			Blackboard Inc, Term Loan B
Pharmaceuticals - 0.47%			7.50%, 10/04/2018(e)	1,020	1,003
Grifols Inc, Term Loan B			Emdeon Business Services LLC, Term Loan
4.50%, 06/01/2017(e)	994	996	B1
Quintiles Transnational Corp, Term Loan B			5.00%, 11/02/2018(e)	995	995
5.00%, 06/08/2018(e)	1,244	1,246	Epicor Software Corp, Term Loan B
Valeant Pharmaceuticals International Inc,			5.00%, 05/16/2018(e)	995	994
Term Loan B			EVERTEC LLC, Term Loan B
4.75%, 02/08/2019(e)	1,496	1,500	5.50%, 09/30/2016(e)	800	797
4.75%, 02/14/2019(e)	900	902	First Data Corp, Term Loan D1
Warner Chilcott Co LLC, Term Loan B2			5.24%, 03/30/2017(e)	927	908
4.25%, 03/15/2018(e)	291	289	Genesys Telecommunications Laboratories
Warner Chilcott Corp, Term Loan B1			Inc, Term Loan B
4.25%, 03/15/2018(e)	582	579	6.75%, 01/25/2019(e)	499	502
Warner Chilcott Corp, Term Loan B1-NEW			Infor US Inc, Term Loan B
4.25%, 08/15/2018(e)	221	220	6.25%, 03/30/2018(e)	1,746	1,763
			Sophia LP, Term Loan B
			6.25%, 06/16/2018(e)	998	1,006

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Software (continued)				U.S. Treasury Inflation-Indexed Obligations (continued)
SS&C Technologies Holdings Europe SARL,				2.00%, 01/15/2026	$2,943	$3,825
DELAY-DRAW Term Loan B2-DD				2.13%, 01/15/2019	5,381	6,547
5.00%, 05/23/2019(e)	$91	$91		2.13%, 02/15/2040	9,541	13,979
SS&C Technologies Inc, DELAY-DRAW				2.13%, 02/15/2041	7,396	10,911
Term Loan B1-DD				2.38%, 01/15/2017	3,249	3,799
5.00%, 05/23/2019(e)	876	877		2.38%, 01/15/2025	20,847	27,974
		$9,943		2.38%, 01/15/2027	7,607	10,405
				2.50%, 07/15/2016	8,219	9,522
Telecommunications - 0.54%				2.50%, 01/15/2029	9,422	13,384
Avaya Inc, Term Loan B1-OLD				2.63%, 07/15/2017	487	587
3.18%, 10/24/2014(e)	495	475
				3.38%, 04/15/2032	818	1,349
Intelsat Jackson Holdings SA, Term Loan B-NEW				3.63%, 04/15/2028	11,585	18,261
				3.88%, 04/15/2029	12,116	19,985
5.25%, 04/06/2018(e)	1,991	1,997
IPC Systems Inc, Term (e) Loan B						$372,877
5.48%, 06/01/2015	1,000	827		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Telesat Canada, Term Loan B				OBLIGATIONS		$438,113
4.25%, 03/26/2019(e)	1,613	1,609			Maturity
UPC Financing Partnership, Term Loan AB				REPURCHASE AGREEMENTS - 1.15%	Amount (000's)	Value(000	's)
4.75%, 12/31/2017(e)	1,425	1,429		Banks - 1.15%
Windstream Corp, Term Loan B3				Investment in Joint Trading Account; Credit	$3,749	$3,749
4.00%, 08/03/2019(e)	750	750		Suisse Repurchase Agreement; 0.17%
		$7,087		dated 08/31/2012 maturing 09/04/2012
TOTAL SENIOR FLOATING RATE INTERESTS		$124,884		(collateralized by US Government
U.S. GOVERNMENT & GOVERNMENT	Principal			Securities; $3,823,761; 0.00% - 11.25%;
AGENCY OBLIGATIONS - 33.63%	Amount (000's)	Value(000	's)	dated 02/15/15 - 08/15/40)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.04%				Investment in Joint Trading Account; Deutsche	4,401	4,401
				Bank Repurchase Agreement; 0.20% dated
0.10%, 09/07/2012(g)	$8,500	$8,500		08/31/2012 maturing 09/04/2012
0.12%, 10/03/2012(g)	5,000	5,000		(collateralized by US Government
		$13,500		Securities; $4,488,763; 0.13% - 8.95%;
				dated 09/05/12 - 07/15/36)
Federal National Mortgage Association (FNMA) - 0.61%				Investment in Joint Trading Account; JP	3,423	3,423
0.12%, 09/05/2012(g)	8,000	8,000
				Morgan Repurchase Agreement; 0.17%
				dated 08/31/2012 maturing 09/04/2012
U.S. Treasury - 2.28%				(collateralized by US Government
0.50%, 05/31/2013	6,000	6,015		Securities; $3,491,260; 0.00% - 8.63%;
0.63%, 04/30/2013	3,500	3,510		dated 09/13/12 - 02/15/35)
1.00%, 07/15/2013	7,000	7,049		Investment in Joint Trading Account; Merrill	3,410	3,410
1.13%, 12/15/2012	5,000	5,014		Lynch Repurchase Agreement; 0.18%
1.38%, 05/15/2013	5,000	5,042		dated 08/31/2012 maturing 09/04/2012
2.75%, 08/15/2042	1,045	1,059		(collateralized by US Government
3.00%, 05/15/2042	935	999		Securities; $3,478,399; 0.22% - 5.50%;
3.13%, 02/15/2042	961	1,052		dated 09/14/12 - 07/15/36)
		$29,740				$14,983
				TOTAL REPURCHASE AGREEMENTS		$14,983
U.S. Treasury Bill - 1.07%				TOTAL PURCHASED OPTIONS - 0.01%		$151
0.14%, 10/11/2012(g)	7,000	6,999
0.14%, 01/31/2013(g)	7,000	6,997		Total Investments		$1,268,418
				Other Assets in Excess of Liabilities, Net - 2.62%		$34,187
		$13,996		TOTAL NET ASSETS - 100.00%		$1,302,605
U.S. Treasury Inflation-Indexed Obligations - 28.63%
0.13%, 04/15/2016	60,266	63,642
0.13%, 04/15/2017	25,469	27,320		(a) Non-Income Producing Security
0.13%, 01/15/2022	14,834	16,033		(b)	Security exempt from registration under Rule 144A of the Securities Act of
0.13%, 07/15/2022	4,670	5,060		1933. These securities may be resold in transactions exempt from
0.50%, 04/15/2015	20,373	21,384		registration, normally to qualified institutional buyers. Unless otherwise
0.63%, 07/15/2021	7,409	8,384		indicated, these securities are not considered illiquid. At the end of the
0.75%, 02/15/2042	11,936	13,023		period, the value of these securities totaled $909 or 0.07% of net assets.
1.13%, 01/15/2021	1,778	2,079		(c) Security is Illiquid
1.25%, 04/15/2014	10,973	11,399		(d)	Market value is determined in accordance with procedures established in
1.38%, 01/15/2020	7,330	8,671		good faith by the Board of Directors. At the end of the period, the value of
1.63%, 01/15/2015	3,119	3,343		these securities totaled $297 or 0.02% of net assets.
1.75%, 01/15/2028	10,494	13,463		(e)	Variable Rate. Rate shown is in effect at August 31, 2012.
1.88%, 07/15/2013	9,296	9,575		(f)	This Senior Floating Rate Note will settle after August 31, 2012, at which
1.88%, 07/15/2015	6,885	7,569		time the interest rate will be determined.
1.88%, 07/15/2019	4,428	5,385		(g)	Rate shown is the discount rate of the original purchase.
2.00%, 01/15/2014	7,129	7,441
2.00%, 07/15/2014	5,868	6,257
2.00%, 01/15/2016	2,075	2,321

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund August 31, 2012

Portfolio Summary (unaudited)
Sector			Percent
Government			41 .92%
Energy			19 .25%
Financial			18 .51%
Utilities			4.71%
Consumer, Non-cyclical			3.88%
Communications			2.60%
Basic Materials			2.22%
Consumer, Cyclical			1.85%
Industrial			1.37%
Technology			0.80%
Diversified			0.26%
Purchased Options			0.01%
Other Assets in Excess of Liabilities, Net			2.62%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial		09/19/2012	370,624	$385	$382	$(3)
British Pound	State Street Financial		09/19/2012	316,862	498	503	5
Canadian Dollar	State Street Financial		09/19/2012	1,842,341	1,859	1,869	10
Euro	State Street Financial		09/19/2012	2,162,582	2,666	2,720	54
Hong Kong Dollar	State Street Financial		09/19/2012	41,182,271	5,309	5,310	1
Israeli Shekel	State Street Financial		09/19/2012	443,634	110	110	—
Japanese Yen	State Street Financial		09/19/2012	108,372,696	1,377	1,384	7
New Zealand Dollar	State Street Financial		09/19/2012	160,716	130	129	(1)
Norwegian Krone	State Street Financial		09/19/2012	547,982	93	95	2
Singapore Dollar	State Street Financial		09/19/2012	2,385,056	1,908	1,914	6
Swedish Krona	State Street Financial		09/19/2012	715,802	108	108	—
Swiss Franc	State Street Financial		09/19/2012	1,712,822	1,758	1,795	37
Thailand Baht	State Street Financial		09/19/2012	202,989	6	6	—
Total							$118

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial		09/19/2012	2,413,754	$2,525	$2,490	$35
Brazilian Real	State Street Financial		09/19/2012	1,877,040	921	923	(2)
British Pound	State Street Financial		09/19/2012	1,048,422	1,647	1,665	(18)
Canadian Dollar	State Street Financial		09/19/2012	159,517	161	162	(1)
Euro	State Street Financial		09/19/2012	37,449	47	47	—
Euro	UBS AG		10/22/2012	1,192,500	1,463	1,500	(37)
Hong Kong Dollar	State Street Financial		09/19/2012	17,509,274	2,258	2,258	—
Japanese Yen	State Street Financial		09/19/2012	161,488,531	2,065	2,063	2
South African Rand	State Street Financial		09/19/2012	11,068,752	1,364	1,315	49
Swedish Krona	State Street Financial		09/19/2012	7,009,968	1,052	1,058	(6)
Thailand Baht	State Street Financial		09/19/2012	202,989	6	6	—
Total							$22

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
US 10 Year Note; December 2012		Long	337	$44,694		$45,063	$369
US 2 Year Note; December 2012		Long	35	7,716		7,720	4
US 5 Year Note; December 2012		Short	31	3,866		3,865	1
US Long Bond; December 2012		Short	85	12,753		12,869	(116)
US Ultra Bond; December 2012		Short	52	8,689		8,788	(99)
Total							$159

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund August 31, 2012

Interest Rate Swaps

				(Pay)/Receive			Notional	Unrealized
Counterparty (Issuer)	Floating Rate Index			Floating Rate	Fixed Rate	Expiration Date	Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR			Receive	2.48%	07/09/2042	$1,000	$—
Barclays Bank PLC	3 Month LIBOR			Receive	0.44%	08/30/2014	27,300	(28)
Total								$(28)

All dollar amounts are shown in thousands (000's)

Options

					Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)	Market Value	Appreciation/(Depreciation)
Call - US Long Bond Futures		$152.00	11/23/2012	47		$54	$127	$73
Put - US Long Bond Futures		$146.00	11/23/2012	18		51	21	(30)
Put - US Long Bond Futures		$146.00	09/21/2012	18		28	3	(25)
Total						$133	$151	$18

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS - 52.59%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.36%				Automobile Manufacturers (continued)
AirMedia Group Inc ADR(a)	11,700	$17		Isuzu Motors Ltd	24,000		$123
Dentsu Inc	6,100	155		Kia Motors Corp	873		57
Focus Media Holding Ltd ADR	7,600	183		Mitsubishi Motors Corp (a)	79,000		74
Interpublic Group of Cos Inc/The (b)	51,696	550		Navistar International Corp (a)	2,300		51
Omnicom Group Inc (b)	16,051	825		PACCAR Inc	10,650		425
		$1,730		Suzuki Motor Corp	8,200		150
				Tata Motors Ltd ADR	4,500		95
Aerospace & Defense - 1.37%				UMW Holdings Bhd	10,100		33
Alliant Techsystems Inc (b)	3,300	162
B/E Aerospace Inc (a)	2,800	113					$1,805
BAE Systems PLC	24,469	124		Automobile Parts & Equipment - 0.52%
Boeing Co/The (b)	3,747	268		Aisin Seiki Co Ltd	1,400		45
Cubic Corp	1,000	50		Allison Transmission Holdings Inc	17,760		316
General Dynamics Corp (b)	14,432	946		Autoliv Inc	1,000		59
L-3 Communications Holdings Inc (b)	7,020	493		Bridgestone Corp	300		7
Lockheed Martin Corp (b)	12,218	1,114		Calsonic Kansei Corp	11,000		53
MTU Aero Engines Holding AG	17	1		Continental AG	1,081		107
Northrop Grumman Corp (b)	17,309	1,157		Dana Holding Corp	17,221		235
Raytheon Co (b)	12,508	707		Exedy Corp	7,600		155
Rolls-Royce Holdings PLC (a),(c)	21,585	281		Georg Fischer AG (a)	4		2
Safran SA	7,300	255		Goodyear Tire & Rubber Co/The (a)	10,325		126
Spirit Aerosystems Holdings Inc (a)	2,100	52		JTEKT Corp	30,600		241
TransDigm Group Inc (a)	2,090	290		KYB Co Ltd	22,000		81
United Technologies Corp (b)	8,303	663		Meritor Inc (a)	28,992		130
		$6,676		Modine Manufacturing Co (a)	34,415		241
				NHK Spring Co Ltd	14,700		146
Agriculture - 0.62%				Pirelli & C. SpA	4,668		51
Altria Group Inc (b)	19,942	678
Archer-Daniels-Midland Co (b)	10,500	281		Stanley Electric Co Ltd	4,600		68
				Tenneco Inc (a)	4,970		151
Asian Citrus Holdings Ltd	283,317	135		Toyota Boshoku Corp	900		11
Bunge Ltd (b)	1,100	70
				WABCO Holdings Inc (a),(b)	4,000		235
Japan Tobacco Inc	6,600	200		Yokohama Rubber Co Ltd/The	12,000		90
Kernel Holding SA (a)	481	10
Kuala Lumpur Kepong Bhd	4,600	34					$2,550
Lorillard Inc (b)	2,309	290		Banks - 2.84%
Philip Morris International Inc (b)	9,004	804		ABSA Group Ltd	2,534		43
Reynolds American Inc (b)	3,893	179		Agricultural Bank of China Ltd	27,000		10
Swedish Match AB	2,385	99		Alliance Financial Group Bhd	20,100		27
Universal Corp/VA	4,960	235		AMMB Holdings Bhd	9,400		19
		$3,015		Aozora Bank Ltd	11,000		33
				Associated Banc-Corp (b)	5,700		74
Airlines - 0.21%				Asya Katilim Bankasi AS (a)	23,768		25
Alaska Air Group Inc (a)	2,700	91
				Banca Popolare dell'Emilia Romagna Scrl	3,681		20
All Nippon Airways Co Ltd	23,000	51		Banco Bradesco SA ADR	1,000		16
Delta Air Lines Inc (a),(b)	55,413	479
Eva Airways Corp (a)	42,000	24		Banco do Brasil SA	3,700		43
				Banco Santander Brasil SA/Brazil ADR	13,200		100
Skymark Airlines Inc	17,600	79		Bangkok Bank PCL	7,100		43
SkyWest Inc	13,475	118		Bank of America Corp	124,995		999
Turk Hava Yollari Anonium Ortakligi (a)	29,684	59
United Continental Holdings Inc (a)	6,423	118		Bank of China Ltd	182,000		66
				Bank of Hawaii Corp	4,060		188
		$1,019		Bank of Yokohama Ltd/The	7,000		33
Apparel - 0.50%				Bank Rakyat Indonesia Persero Tbk PT	43,500		32
Adidas AG	1,445	113		BBCN Bancorp Inc (a)	16,430		206
Coach Inc (b)	6,676	388		Capital One Financial Corp	2,200		124
Crocs Inc (a)	9,900	173		CapitalSource Inc (b)	11,000		76
Deckers Outdoor Corp (a)	4,165	206		Chiba Bank Ltd/The	9,000		52
Hanesbrands Inc (a)	27,280	885		China Construction Bank Corp	166,000		110
Nike Inc	2,228	217		China Minsheng Banking Corp Ltd	13,500		11
Ralph Lauren Corp (b)	1,507	239		Citigroup Inc	16,645		494
Warnaco Group Inc/The (a),(b)	3,500	180		City National Corp/CA (b)	100		5
Wolverine World Wide Inc	500	24		Columbia Banking System Inc	13,010		232
		$2,425		Commerce Bancshares Inc/MO (b)	420		17
				Credicorp Ltd	100		12
Automobile Manufacturers - 0.37%				Cullen/Frost Bankers Inc	1,140		63
China Motor Corp	41,000	38		Deutsche Bank AG	7,145		253
Daihatsu Motor Co Ltd	6,000	98		East West Bancorp Inc (b)	6,800		149
Dongfeng Motor Group Co Ltd	62,000	81		EFG International AG (a)	15,346		116
Fiat SpA (a)	27,276	148		Fifth Third Bancorp (b)	73,118		1,107
Ford Motor Co (b)	13,602	127		First Republic Bank/CA	4,710		154
Fuji Heavy Industries Ltd	31,000	249		Fukuoka Financial Group Inc	16,000		63
Hino Motors Ltd	8,000	56		Fulton Financial Corp (b)	6,500		63

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Biotechnology (continued)
Goldman Sachs Group Inc/The	100	$11		Celgene Corp (a),(b)	6,438		$464
Governor & Co of the Bank of Ireland/The (a)	390,331	43		Charles River Laboratories International Inc	1,600		58
Hanmi Financial Corp (a),(b)	25,319	316		(a),(b)
HDFC Bank Ltd ADR	400	13		Cubist Pharmaceuticals Inc (a),(b)	4,934		228
Huntington Bancshares Inc/OH (b)	32,200	212		Exelixis Inc (a)	16,830		74
Industrial & Commercial Bank of China Ltd	134,000	73		Gilead Sciences Inc (a)	4,555		263
Itau Unibanco Holding SA ADR	2,600	41		Regeneron Pharmaceuticals Inc (a),(b)	2,282		338
JP Morgan Chase & Co (b)	41,785	1,552		Seattle Genetics Inc (a)	4,090		108
Kasikornbank PCL - NVDR	7,000	38		United Therapeutics Corp (a),(b)	1,804		98
KeyCorp (b)	35,000	295		Vertex Pharmaceuticals Inc (a)	700		37
Korea Exchange Bank (a)	2,150	16					$3,897
Krung Thai Bank PCL	64,200	34
Krung Thai Bank PCL - Rights (a),(c),(d)	16,050	2		Building Materials - 0.39%
M&T Bank Corp (b)	7,970	692		Armstrong World Industries Inc	1,500		66
Malayan Banking Bhd	14,700	43		CRH PLC	7,609		134
Mitsubishi UFJ Financial Group Inc	7,500	34		HeidelbergCement AG	1,976		99
				Interline Brands Inc (a)	6,192		158
Mizuho Financial Group Inc	20,100	32
Nedbank Group Ltd	953	21		Kingspan Group PLC	8,114		80
Nordea Bank AB	787	7		Lennox International Inc	9,500		451
				Louisiana-Pacific Corp (a)	21,310		286
Pinnacle Financial Partners Inc (a)	18,550	355
PNC Financial Services Group Inc (b)	14,308	890		Masco Corp	6,000		85
Popular Inc (a),(b)	2,900	46		Nippon Sheet Glass Co Ltd	138,000		98
				Norbord Inc (a)	17,798		287
PrivateBancorp Inc	24,080	393		Owens Corning Inc (a)	3,500		117
Public Bank Bhd	6,000	28
Resona Holdings Inc	50,400	197		Sika AG	6		11
Royal Bank of Scotland Group PLC (a)	28,290	102					$1,872
Sapporo Hokuyo Holdings Inc	7	—		Chemicals - 1.74%
Shinsei Bank Ltd	157,000	183		Airgas Inc (b)	3,263		271
Skandinaviska Enskilda Banken AB	9,499	73		Albemarle Corp (b)	2,851		156
Standard Bank Group Ltd/South Africa	317	4		Asahi Kasei Corp	29,000		152
State Bank of India Ltd	283	20		Brenntag AG	196		23
State Street Corp	400	17		Cabot Corp (b)	2,800		98
Sumitomo Mitsui Financial Group Inc	600	19		Celanese Corp	11,239		430
Sumitomo Mitsui Trust Holdings Inc	46,000	129		CF Industries Holdings Inc	2,510		520
SunTrust Banks Inc	2,300	58		China BlueChemical Ltd	18,000		10
Swedbank AB	8,622	151		China Petrochemical Development Corp	76,000		61
Synovus Financial Corp (b)	129,815	270		Cytec Industries Inc (b)	1,700		116
Taiwan Business Bank (a)	17,680	5		Daicel Corp	4,000		25
Turkiye Vakiflar Bankasi Tao	10,709	24		Denki Kagaku Kogyo KK	53,000		175
UBS AG	17,700	198		DIC Corp	10,000		17
United Community Banks Inc/GA (a),(b)	28,930	231		Dongyue Group	30,000		14
US Bancorp (b)	6,198	207		Dow Chemical Co/The	11,710		343
Webster Financial Corp	600	13		Eastman Chemical Co (b)	1,100		61
Wells Fargo & Co (b)	43,755	1,489		EI du Pont de Nemours & Co (b)	8,355		416
Wilshire Bancorp Inc (a)	23,820	149		FMC Corp	100		6
		$13,804		Hitachi Chemical Co Ltd	200		3
Beverages - 0.66%				Huabao International Holdings Ltd	300,000		156
				Innospec Inc (a)	800		25
Anheuser-Busch InBev NV	419	35
Asahi Group Holdings Ltd	300	7		KCC Corp	37		9
C&C Group PLC	23,145	105		Koninklijke DSM NV	3,102		146
Cia de Bebidas das Americas ADR	1,300	49		KP Chemical Corp	1,940		21
Coca Cola Hellenic Bottling Co SA (a)	1,445	27		Kuraray Co Ltd	4,100		48
Coca-Cola Co/The (b)	9,282	347		Lanxess AG	381		29
Coca-Cola Enterprises Inc (b)	8,783	259		Lintec Corp	1,600		30
Constellation Brands Inc (a)	4,910	162		LyondellBasell Industries NV	20,710		1,012
Davide Campari-Milano SpA	787	5		Methanex Corp	7,659		228
Dr Pepper Snapple Group Inc (b)	9,204	413		Mitsui Chemicals Inc	7,000		14
				Monsanto Co (b)	4,451		387
Fomento Economico Mexicano SAB de CV	200	17
ADR				Mosaic Co/The	11,995		695
Grupo Modelo SAB de CV	18,411	167		Nippon Kayaku Co Ltd	9,000		93
Molson Coors Brewing Co	8,200	365		Nippon Shokubai Co Ltd	16,000		179
Monster Beverage Corp (a),(b)	5,800	342		Olin Corp	2,200		47
PepsiCo Inc (b)	12,763	925		Petronas Chemicals Group Bhd	11,100		23
				PPG Industries Inc (b)	3,112		342
		$3,225		Praxair Inc	2,650		280
Biotechnology - 0.80%				Rockwood Holdings Inc	2,500		118
Alexion Pharmaceuticals Inc (a)	1,540	165		RPM International Inc	300		8
Amgen Inc (b)	9,969	837		Sherwin-Williams Co/The (b)	2,330		334
Arena Pharmaceuticals Inc (a)	13,920	126		Solvay SA	566		63
Biogen Idec Inc (a),(b)	7,513	1,101		Sumitomo Bakelite Co Ltd	60,000		240

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Computers (continued)
Syngenta AG	705	$238		Cognizant Technology Solutions Corp (a)	7,690		$494
Tokai Carbon Co Ltd	6,975	22		Compal Electronics Inc	16,000		14
Tokuyama Corp	3,000	6		Computer Sciences Corp (b)	5,000		161
Tosoh Corp	16,000	34		Dell Inc	11,300		120
Tronox Ltd (a)	11,338	293		Diebold Inc	1,400		46
Valspar Corp	1,500	80		DST Systems Inc (b)	2,600		132
WR Grace & Co (a)	3,000	173		EMC Corp/MA (a),(b)	6,304		166
Yara International ASA	3,299	161		Fortinet Inc (a)	7,500		199
Zeon Corp	1,000	8		Foxconn Technology Co Ltd	7,350		28
		$8,439		Fujitsu Ltd	29,000		119
				IHS Inc (a)	7,690		877
Coal - 0.10%				Infosys Ltd ADR	3,000		128
Alpha Natural Resources Inc (a)	7,200	43
				International Business Machines Corp (b)	2,049		399
China Coal Energy Co Ltd	12,000	10		Itochu Techno-Solutions Corp	1,400		77
Consol Energy Inc	5,200	157		Lexmark International Inc	100		2
Peabody Energy Corp	700	15		Lite-On Technology Corp	15,075		18
Shougang Fushan Resources Group Ltd	136,000	36		MICROS Systems Inc (a),(b)	1,100		56
SunCoke Energy Inc (a)	14,200	225
				NCR Corp (a),(b)	15,400		345
		$486		NET One Systems Co Ltd	14,600		193
Commercial Services - 1.51%				Quanta Computer Inc	26,000		67
Alliance Data Systems Corp (a)	730	100		Riverbed Technology Inc (a)	7,400		148
Anhanguera Educacional Participacoes SA	7,500	111		SanDisk Corp (a)	10,890		449
Automatic Data Processing Inc (b)	8,205	476		Synopsys Inc (a),(b)	11,292		373
Benesse Holdings Inc	800	40		Teradata Corp (a)	700		53
Career Education Corp (a)	15,800	50		Western Digital Corp (a),(b)	10,500		439
Cielo SA	480	14					$8,920
Convergys Corp	4,800	74		Consumer Products - 0.27%
Corrections Corp of America (b)	3,700	123
				ACCO Brands Corp (a)	26,630		175
Dai Nippon Printing Co Ltd	5,000	36		American Greetings Corp	9,100		131
DeVry Inc	600	12		Central Garden and Pet Co - A Shares (a)	10,050		119
Dollar Thrifty Automotive Group Inc (a),(b)	2,344	204
				Church & Dwight Co Inc (b)	2,240		122
Equifax Inc	1,200	55		Clorox Co/The (b)	1,958		142
Gartner Inc (a),(b)	8,599	425
Global Payments Inc (b)	1,400	58		Kimberly-Clark Corp	2,640		221
H&R Block Inc (b)	10,067	167		Kimberly-Clark de Mexico SAB de CV	17,700		36
				Tupperware Brands Corp (b)	6,275		336
Hertz Global Holdings Inc (a)	18,220	258
Iron Mountain Inc (b)	10,283	337		Unilever Indonesia Tbk PT	8,000		23
ITT Educational Services Inc (a),(b)	2,500	80					$1,305
Kelly Services Inc	14,672	181		Cosmetics & Personal Care - 0.18%
Lender Processing Services Inc	500	14		Beiersdorf AG	60		4
Manpower Inc (b)	6,820	253		Colgate-Palmolive Co (b)	2,109		224
Mastercard Inc (b)	537	227		Estee Lauder Cos Inc/The	200		12
Monro Muffler Brake Inc	470	16		Kao Corp	5,900		178
Moody's Corp (b)	5,852	232		Pola Orbis Holdings Inc	1,500		53
Paychex Inc (b)	9,048	301		Procter & Gamble Co/The (b)	5,859		394
PHH Corp (a)	11,736	205					$865
QinetiQ Group PLC	43,135	117
Robert Half International Inc	3,700	97		Distribution & Wholesale - 0.53%
				Arrow Electronics Inc (a),(b)	16,860		611
Secom Co Ltd	2,600	132		Brightpoint Inc (a)	15,939		143
SEI Investments Co	24,930	543		Fastenal Co (b)	12,263		528
Service Corp International/US (b)	9,500	124
				Genuine Parts Co (b)	1,900		120
SGS SA	27	54
Sotheby's	1,700	53		Hanwha Corp	160		5
Total System Services Inc (b)	11,095	258		Hitachi High-Technologies Corp	6,400		159
				Ingram Micro Inc (a),(b)	30,280		463
Towers Watson & Co (b)	2,600	141
United Rentals Inc (a)	3,845	124		ITOCHU Corp	4,400		45
Verisk Analytics Inc (a)	4,895	238		Marubeni Corp	2,000		13
Weight Watchers International Inc	700	33		Mitsubishi Corp	300		6
Western Union Co/The (b),(e)	76,760	1,352		Mitsui & Co Ltd	6,500		91
Zhejiang Expressway Co Ltd	6,000	4		Owens & Minor Inc	100		3
		$7,319		SK Networks Co Ltd	1,650		14
				Sojitz Corp	30,900		42
Computers - 1.84%				Sumitomo Corp	7,600		101
3D Systems Corp (a)	4,130	181		Toyota Tsusho Corp	4,700		96
Accenture PLC - Class A (b)	3,000	185		WW Grainger Inc (b)	716		147
Acer Inc (a)	17,000	15					$2,587
Apple Inc (b),(e)	3,215	2,139
Asustek Computer Inc	5,000	50		Diversified Financial Services - 1.70%
				Acom Co Ltd (a)	11,480		267
Brocade Communications Systems Inc (a),(b)	80,200	465
				Affiliated Managers Group Inc (a),(b)	661		78
Cadence Design Systems Inc (a)	58,230	769
Chimei Innolux Corp (a)	41,000	13		African Bank Investments Ltd	4,042		16

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)					Electric (continued)
American Express Co (b)	7,792		$454		PPL Corp	4,410		$129
Ameriprise Financial Inc (b)	6,600		362		Public Service Enterprise Group Inc (b)	6,094		193
BlackRock Inc (b)	4,388		774		Southern Co/The (b)	3,438		156
BM&FBovespa SA	2,600		14		Tauron Polska Energia SA	11,565		17
BS Financial Group Inc	630		7		TECO Energy Inc (b)	13,352		231
Calamos Asset Management Inc (b)	31,758		353		Tenaga Nasional BHD	24,500		54
CME Group Inc (b)	10,100		554		Wisconsin Energy Corp	2,300		87
DGB Financial Group Inc	1,110		13		Xcel Energy Inc (b)	6,000		168
Discover Financial Services (b)	14,830		575					$5,667
E*Trade Financial Corp (a),(b)	42,010		360
Franklin Resources Inc (b)	1,979		232		Electrical Components & Equipment - 0.42%
Fubon Financial Holding Co Ltd	26,248		26		Belden Inc	1,560		53
Hana Financial Group Inc	4,160		125		Brother Industries Ltd	15,200		155
Hyundai Securities Co Ltd	80		1		Casio Computer Co Ltd	14,700		107
					Emerson Electric Co (b)	3,604		183
Interactive Brokers Group Inc - A Shares (b)	21,535		298
IntercontinentalExchange Inc (a),(b)	689		94		Energizer Holdings Inc	500		34
Invesco Ltd (b)	36,644		867		Fujikura Ltd	42,000		127
					General Cable Corp (a),(b)	3,600		98
Investec Ltd	768		5
Korea Investment Holdings Co Ltd	120		4		Hitachi Ltd	10,000		58
					Hubbell Inc (b)	2,792		226
Legg Mason Inc (b)	9,189		226
LPL Financial Holdings Inc	3,530		101		Leoni AG	2,427		91
Mirae Asset Securities Co Ltd	1,030		28		Mitsubishi Electric Corp	27,000		220
					Molex Inc (b)	14,016		372
Mitsubishi UFJ Lease & Finance Co Ltd	5,750		249
NASDAQ OMX Group Inc/The (b)	14,857		340		Prysmian SpA	5,413		90
					Universal Display Corp (a)	2,955		119
NYSE Euronext (b)	27,760		695
Samsung Card Co Ltd	1,490		47		Ushio Inc	1,400		17
					Vestas Wind Systems A/S (a)	9,948		69
Shinhan Financial Group Co Ltd	290		9
SLM Corp (b)	31,809		501					$2,019
T Rowe Price Group Inc (b)	6,120		376		Electronics - 0.77%
Visa Inc (b)	1,284		165		Agilent Technologies Inc (b)	15,310		569
Woori Finance Holdings Co Ltd	3,930		38		Alps Electric Co Ltd	16,500		89
			$8,254		AU Optronics Corp (a)	42,000		13
					Avnet Inc (a),(b)	8,210		265
Electric - 1.17%
AES Corp/The (b)	10,700		122		Azbil Corp	5,100		101
Alliant Energy Corp (b)	5,660		249		Dainippon Screen Manufacturing Co Ltd	10,000		54
					Flextronics International Ltd (a)	43,500		293
Ameren Corp	1,600		52
American Electric Power Co Inc (b)	6,620		285		Hamamatsu Photonics KK	800		28
					Honeywell International Inc (b)	200		12
Centrais Eletricas Brasileiras SA ADR	1,400		9
CH Energy Group Inc	1,954		127		Hoya Corp	400		9
Chubu Electric Power Co Inc	9,200		110		Ibiden Co Ltd	2,100		32
					Itron Inc (a),(b)	3,800		165
Cia Energetica de Minas Gerais ADR	2,400		41		Jabil Circuit Inc (b)	28,209		642
Cleco Corp	400		16		LG Display Co Ltd ADR(a)	5,300		62
Consolidated Edison Inc	2,600		158
Dominion Resources Inc/VA (b)	4,362		229		Nan Ya Printed Circuit Board Corp	7,000		11
DTE Energy Co (b)	3,330		194		Nippon Electric Glass Co Ltd	1,000		5
					PerkinElmer Inc (b)	2,300		63
Duke Energy Corp (b)	1,923		125
					Stoneridge Inc (a)	19,145		121
E.ON AG	8,497		195		TE Connectivity Ltd (b)	10,035		353
Edison International (b)	5,000		219
					Tech Data Corp (a),(b)	6,664		323
Electric Power Development Co Ltd	1,200		29
Endesa SA	4,126		71		Toshiba Corp	13,000		42
					Tyco International Ltd (b)	7,807		440
Enel SpA	109,748		361		Vishay Intertechnology Inc (a),(b)	2,600		25
Enersis SA ADR	2,000		33		Waters Corp (a)	400		32
Entergy Corp	1,000		68
Exelon Corp (b)	4,995		182					$3,749
FirstEnergy Corp	3,180		139		Energy - Alternate Sources - 0.01%
Fortum OYJ	2,004		37		KiOR Inc (a)	8,577		66
GenOn Energy Inc (a)	125,253		317
Hokkaido Electric Power Co Inc	2,000		15
Integrys Energy Group Inc (b)	4,833		261		Engineering & Construction - 1.05%
National Fuel Gas Co (b)	100		5		ABB Ltd (a)	3,789		66
					AECOM Technology Corp (a),(b)	4,200		81
NextEra Energy Inc	1,870		126
NV Energy Inc (b)	4,700		82		Aker Solutions ASA	1,585		29
OGE Energy Corp (b)	5,224		283		Bilfinger Berger SE	3,872		325
Okinawa Electric Power Co Inc/The	11		—		China Communications Construction Co Ltd	5,000		4
Pepco Holdings Inc	9,560		185		China Railway Construction Corp Ltd	69,000		52
PG&E Corp	600		26		China Railway Group Ltd	58,000		22
PGE SA	6,018		34		Chiyoda Corp	24,000		318
Pinnacle West Capital Corp (b)	2,748		141		COMSYS Holdings Corp	24,496		314
PNM Resources Inc	1,200		25		Daelim Industrial Co Ltd	376		30
Portland General Electric Co (b)	3,000		81		EMCOR Group Inc (b)	3,000		83

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Food (continued)
Ferrovial SA	4	$—		Sanderson Farms Inc	300		$13
Foster Wheeler AG (a)	3,400	74		Suedzucker AG	1,997		67
Hochtief AG (a)	333	16		Toyo Suisan Kaisha Ltd	4,000		99
Impregilo SpA	36,730	132		Tyson Foods Inc (b)	8,100		127
Jacobs Engineering Group Inc (a),(b)	6,580	260		Unilever NV - NY shares	6,383		222
JGC Corp	14,000	434		Uni-President Enterprises Corp	87,740		141
Kajima Corp	32,000	89		Yamazaki Baking Co Ltd	4,000		53
Kandenko Co Ltd	118	1					$4,594
KBR Inc (b)	16,300	442
Koninklijke Boskalis Westminster NV	2,706	92		Food Service - 0.02%
McDermott International Inc (a),(b)	53,190	593		Compass Group PLC	9,370		105
Multiplan Empreendimentos Imobiliarios SA	200	5
NCC AB	3,860	70		Forest Products & Paper - 0.24%
Obayashi Corp	45,000	196		Domtar Corp (b)	2,465		178
Obrascon Huarte Lain SA	1,089	23		Hokuetsu Kishu Paper Co Ltd	3,000		14
Sacyr Vallehermoso SA (a)	12,509	21		International Paper Co (b)	24,153		835
Shaw Group Inc/The (a),(b)	15,791	664		MeadWestvaco Corp (b)	2,900		84
Shimizu Corp	46,000	147		Nippon Paper Group Inc	2,700		32
Skanska AB	9,559	147		Stora Enso OYJ	2,082		13
Taisei Corp	30,000	82		Svenska Cellulosa AB	1,180		21
TAV Havalimanlari Holding AS	4,059	21					$1,177
Tecnicas Reunidas SA	789	35
URS Corp (b)	3,400	124		Gas - 0.45%
				AGL Resources Inc (b)	4,475		177
Vinci SA	2,531	110		CenterPoint Energy Inc (b)	16,910		345
		$5,102
				Gas Natural SDG SA	11,347		140
Entertainment - 0.13%				Korea Gas Corp	340		17
Cinemark Holdings Inc	500	12		NiSource Inc (b)	5,526		134
Dolby Laboratories Inc (a)	4,000	133		Osaka Gas Co Ltd	64,000		280
DreamWorks Animation SKG Inc (a)	7,500	127		Questar Corp	7,980		158
International Game Technology (b)	8,800	108		Snam SpA	12,302		52
Multimedia Games Holding Co Inc (a)	7,910	124		Toho Gas Co Ltd	5,000		33
OPAP SA	6,142	43		Tokyo Gas Co Ltd	18,000		99
Regal Entertainment Group	3,800	53		UGI Corp (b)	23,606		720
Sankyo Co Ltd	1,000	46		Vectren Corp (b)	1,500		42
		$646					$2,197
Environmental Control - 0.09%				Hand & Machine Tools - 0.13%
Stericycle Inc (a),(b)	899	82		Fuji Electric Co Ltd	26,000		52
Waste Connections Inc (b)	600	17		Lincoln Electric Holdings Inc (b)	5,524		228
Waste Management Inc (b)	10,428	361		Schindler Holding AG - PC	185		22
		$460		Snap-on Inc	900		62
Food - 0.95%				Stanley Black & Decker Inc	3,373		222
Ajinomoto Co Inc	8,000	122		THK Co Ltd	2,800		44
Aryzta AG (a)	655	32					$630
BIM Birlesik Magazalar AS	484	20		Healthcare - Products - 1.10%
China Mengniu Dairy Co Ltd	9,000	27		Baxter International Inc	600		35
China Yurun Food Group Ltd (a)	37,000	23		Becton Dickinson and Co (b)	1,491		114
Cia Brasileira de Distribuicao Grupo Pao de	1,100	47		CareFusion Corp (a)	2,800		74
Acucar ADR				Coloplast A/S	29		6
ConAgra Foods Inc (b)	7,400	186		Cooper Cos Inc/The (b)	5,280		442
Cosan SA Industria e Comercio	3,200	53		Covidien PLC (b)	3,140		176
Dean Foods Co (a),(b)	18,275	300		CR Bard Inc (b)	2,018		198
Distribuidora Internacional de Alimentacion	4,980	26		Edwards Lifesciences Corp (a)	10,900		1,113
SA				Getinge AB	2,949		88
General Mills Inc	11,042	435		Henry Schein Inc (a)	300		23
Harris Teeter Supermarkets Inc	1,000	39		Hill-Rom Holdings Inc (b)	5,200		144
Hillshire Brands Co (b)	9,600	250		Hologic Inc (a)	57,215		1,123
HJ Heinz Co (b)	2,572	143		IDEXX Laboratories Inc (a)	300		29
Hormel Foods Corp (b)	3,100	89		Intuitive Surgical Inc (a),(b)	230		113
Indofood Sukses Makmur Tbk PT	123,500	70		Medtronic Inc (b)	20,693		841
Ingredion Inc (b)	3,000	161		Patterson Cos Inc	9,949		338
JM Smucker Co/The (b)	1,762	150		ResMed Inc (b)	1,973		74
Koninklijke Ahold NV	14,678	182		Shimadzu Corp	3,000		21
Kraft Foods Inc (b)	18,640	774		St Jude Medical Inc	1,600		60
Marine Harvest ASA (a)	30,934	24		Teleflex Inc	500		33
Metro AG	5,303	159		Thoratec Corp (a),(b)	6,900		234
Nippon Meat Packers Inc	7,000	95		Zimmer Holdings Inc	1,100		68
Nisshin Seifun Group Inc	6,000	73					$5,347
Nutreco NV	2,990	219
PureCircle Ltd (a)	56,622	173

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services - 0.72%				Insurance (continued)
Aetna Inc	2,100	$81		Hanover Insurance Group Inc/The (b)	2,800		$100
Amedisys Inc (a),(b)	5,857	82		HCC Insurance Holdings Inc (b)	11,535		381
AMERIGROUP Corp (a)	2,252	205		Korea Life Insurance Co Ltd	7,880		49
Cigna Corp (b)	15,118	692		Liberty Holdings Ltd	3,301		36
Community Health Systems Inc (a)	7,510	203		LIG Insurance Co Ltd	1,750		38
Covance Inc (a),(b)	1,700	81		Loews Corp (b)	4,083		166
Coventry Health Care Inc	4,264	178		Marsh & McLennan Cos Inc (b)	23,622		807
DaVita Inc (a),(b)	4,709	458		MS&AD Insurance Group Holdings	1,600		25
Health Net Inc (a)	4,500	105		Muenchener Rueckversicherungs AG	80		12
Humana Inc (b)	4,300	301		Porto Seguro SA	400		4
Magellan Health Services Inc (a)	1,100	55		Powszechny Zaklad Ubezpieczen SA	145		15
Miraca Holdings Inc	2,700	121		ProAssurance Corp	200		18
Quest Diagnostics Inc (b)	1,177	71		Progressive Corp/The	12,450		243
Sunrise Senior Living Inc (a)	4,406	63		Protective Life Corp (b)	20,095		568
UnitedHealth Group Inc (b)	5,659	307		Prudential Financial Inc	2,700		147
Universal Health Services Inc (b)	4,300	172		Reinsurance Group of America Inc (b)	5,200		305
WellPoint Inc (b)	5,431	325		Resolution Ltd	15,533		53
		$3,500		Sampo OYJ	518		15
				Shin Kong Financial Holding Co Ltd (a)	55,000		15
Holding Companies - Diversified - 0.05%				Swiss Life Holding AG (a)	737		84
Alfa SAB de CV	3,300	53		T&D Holdings Inc	1,900		19
Barloworld Ltd	4,242	36		Torchmark Corp (b)	5,329		273
Bidvest Group Ltd	579	14		Unum Group	26,695		521
GEA Group AG	4,153	109		Validus Holdings Ltd	3,700		124
Imperial Holdings Ltd	1,445	35		WR Berkley Corp	3,610		135
Sime Darby Bhd	5,700	18		Zurich Insurance Group AG (a)	276		66
		$265					$7,705
Home Builders - 0.39%				Internet - 1.67%
DR Horton Inc	1,200	23		Amazon.com Inc (a),(e)	3,910		971
NVR Inc (a)	667	552
				Baidu Inc ADR(a)	785		87
Persimmon PLC	19,813	219		Ctrip.com International Ltd ADR(a)	2,800		45
Pulte Group Inc (a),(b)	71,721	982
				Daum Communications Corp	1,096		110
Sekisui Chemical Co Ltd	15,000	123		Dena Co Ltd	3,400		95
		$1,899		eBay Inc (a),(e)	17,240		818
Home Furnishings - 0.31%				Equinix Inc (a)	4,420		874
Electrolux AB	5,991	145		Expedia Inc (b)	5,416		278
Furniture Brands International Inc (a)	40,790	41		F5 Networks Inc (a),(b)	2,350		229
Harman International Industries Inc (b)	8,200	377		Google Inc (a),(b)	1,099		753
Pioneer Corp (a)	38,000	101		IAC/InterActiveCorp (b)	15,140		785
Select Comfort Corp (a),(b)	3,971	113		LinkedIn Corp (a)	6,940		745
Sony Corp	4,000	45		Pandora Media Inc (a)	17,550		210
Tempur-Pedic International Inc (a)	2,200	69		priceline.com Inc (a),(b)	273		165
TiVo Inc (a)	17,512	159		Sapient Corp (a)	11,820		120
VOXX International Corp (a)	17,990	135		Shutterfly Inc (a)	3,880		115
Whirlpool Corp	4,250	321		Sohu.com Inc (a)	3,920		154
				Symantec Corp (a),(b)	12,300		219
		$1,506
				Tencent Holdings Ltd	1,000		31
Housewares - 0.00%				TIBCO Software Inc (a),(b)	13,113		392
Newell Rubbermaid Inc	500	9		VeriSign Inc (a),(b)	11,799		563
				Web.com Group Inc (a)	5,000		83
				XO Group Inc (a),(b)	13,980		111
Insurance - 1.59%
ACE Ltd (b)	8,123	600		Yahoo Japan Corp	102		35
Aegon NV	28,103	144		Yahoo! Inc (a)	8,600		126
Alleghany Corp (a)	710	239		Zynga Inc (a)	6,500		18
Allied World Assurance Co Holdings AG	600	47					$8,132
Allstate Corp/The	1,500	56		Investment Companies - 0.01%
American Financial Group Inc/OH (b)	7,638	287
American International Group Inc (a)	10,540	362		Ares Capital Corp	3,300		57
Aon PLC	300	16
Assurant Inc (b)	6,100	215		Iron & Steel - 0.30%
Axis Capital Holdings Ltd	1,500	51		AK Steel Holding Corp	14,400		75
Baloise Holding AG	54	4		APERAM	8,355		109
Berkshire Hathaway Inc - Class B (a),(b)	6,258	528		CAP SA	634		21
Brown & Brown Inc	1,100	29		Carpenter Technology Corp	900		43
China Pacific Insurance Group Co Ltd	22,400	67		Commercial Metals Co (b)	12,600		160
Chubb Corp/The (b)	1,678	124		Feng Hsin Iron & Steel Co	3,000		5
Dongbu Insurance Co Ltd	1,160	48		Kobe Steel Ltd	76,000		59
Everest Re Group Ltd (b)	1,100	114		Nucor Corp	2,530		95
Fidelity National Financial Inc (b)	15,380	289		Outokumpu OYJ (a)	28,985		26
Genworth Financial Inc (a)	50,300	266		Reliance Steel & Aluminum Co (b)	3,200		165

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Iron & Steel (continued)				Media (continued)
Salzgitter AG	2,457	$90		Gannett Co Inc (b)	7,337		$112
Schnitzer Steel Industries Inc	700	19		Grupo Televisa SAB ADR	600		14
Severstal OAO	1,571	18		Kabel Deutschland Holding AG (a)	105		7
Steel Dynamics Inc (b)	27,000	330		Liberty Global Inc - A Shares (a)	1,900		105
Tokyo Steel Manufacturing Co Ltd	6,300	21		McGraw-Hill Cos Inc/The	300		15
United States Steel Corp	4,200	82		Naspers Ltd	489		28
Vale SA ADR	7,500	121		New York Times Co/The (a),(b)	9,400		86
Xingda International Holdings Ltd	148,000	44		News Corp - Class A (b)	28,578		668
		$1,483		Nippon Television Network Corp	500		69
				Thomson Reuters Corp	6,460		184
Leisure Products & Services - 0.14%				Time Warner Cable Inc (b)	6,959		618
Arctic Cat Inc (a)	2,750	119
				Time Warner Inc (b)	20,318		844
Harley-Davidson Inc	5,620	236		Viacom Inc (b)	14,382		719
Polaris Industries Inc	1,300	97		Walt Disney Co/The	13,355		660
Sega Sammy Holdings Inc	5,700	119		Washington Post Co/The	100		35
TUI AG (a)	5,649	44
WMS Industries Inc (a)	200	3		Wolters Kluwer NV	3,494		63
Yamaha Corp	7,600	77					$7,928
		$695		Metal Fabrication & Hardware - 0.19%
				Aurubis AG	6,624		358
Lodging - 0.23%				Kloeckner & Co SE (a)	10,814		98
Accor SA	5,825	184		NSK Ltd	10,000		59
Wyndham Worldwide Corp (b)	12,978	677
Wynn Resorts Ltd (b)	2,284	236		Olympic Steel Inc	8,460		133
				SKF AB	3,070		64
		$1,097		Timken Co (b)	3,900		157
Machinery - Construction & Mining - 0.04%				Vallourec SA	1,137		53
Caterpillar Inc	1,240	106		Valmont Industries Inc	200		25
Outotec OYJ	1,664	75					$947
		$181		Mining - 0.40%
Machinery - Diversified - 0.48%				AngloGold Ashanti Ltd ADR	1,100		35
AGCO Corp (a),(b)	3,000	126		Aquarius Platinum Ltd (a)	26,376		15
Amada Co Ltd	12,000	54		Barrick Gold Corp	2,348		91
Applied Industrial Technologies Inc (b)	600	24		Boliden AB	23,660		347
CNH Global NV (a)	1,100	44		Cia de Minas Buenaventura SA ADR	300		10
Cummins Inc (b)	3,275	318		Detour Gold Corp (a)	8,350		210
Doosan Heavy Industries & Construction Co Ltd	559	29		Freeport-McMoRan Copper & Gold Inc (b)	5,391		195
				Gold Fields Ltd ADR	2,100		26
Ebara Corp	34,000	137		Goldcorp Inc	1,633		67
Gardner Denver Inc	200	12		Grupo Mexico SAB de CV	6,700		20
Graco Inc (b)	500	25		KGHM Polska Miedz SA	641		25
IDEX Corp	3,210	128		Korea Zinc Co Ltd	53		19
IHI Corp	74,000	160		Minmetals Resources Ltd (a)	64,000		24
Kone OYJ	483	30		Mitsubishi Materials Corp	27,000		76
MAN SE	188	17		Mitsui Mining & Smelting Co Ltd	44,000		89
Metso OYJ	7,705	275		Molycorp Inc (a)	23,517		270
Mitsubishi Heavy Industries Ltd	13,000	54		Newmont Mining Corp	1,284		65
OC Oerlikon Corp AG (a)	21,880	194		Nyrstar (a)	1,295		6
Okuma Holdings Inc	13,000	78		Pacific Metals Co Ltd	10,000		32
Rheinmetall AG	997	49		Royal Gold Inc	13		1
Robbins & Myers Inc	145	9		Southern Copper Corp	300		10
Sumitomo Heavy Industries Ltd	17,000	59		Sumitomo Metal Mining Co Ltd	10,000		104
Teco Electric and Machinery Co Ltd	15,000	10		Talison Lithium Ltd (a)	2,130		14
Wabtec Corp/DE (b)	5,443	425		Umicore SA	2,577		122
Xylem Inc/NY (b)	3,237	79		Uranium One Inc (a)	32,365		78
		$2,336					$1,951
Media - 1.63%				Miscellaneous Manufacturing - 1.17%
AMC Networks Inc (a)	5,480	216		3M Co (b)	6,597		611
Astral Media Inc	4,121	198		AO Smith Corp (b)	2,100		115
Cablevision Systems Corp (b)	18,299	274		Aptargroup Inc	2,410		122
CBS Corp (b)	9,792	356		Carlisle Cos Inc (b)	1,200		63
Charter Communications Inc (a)	1,420	111		CLARCOR Inc	100		5
Comcast Corp - Class A (b)	20,324	682		Cooper Industries PLC	8,295		607
Comcast Corp - Special Class A	7,885	259		Crane Co (b)	2,800		106
DIRECTV (a),(b)	7,968	415		Eaton Corp (b)	9,107		407
Discovery Communications Inc - A Shares(a),(b)	2,997	164		FUJIFILM Holdings Corp	3,800		63
				General Electric Co (b)	56,708		1,174
DISH Network Corp (b)	19,700	630		Harsco Corp	1,200		25
FactSet Research Systems Inc (b)	2,809	260		Illinois Tool Works Inc	3,178		188
Fuji Media Holdings Inc	87	136		Ingersoll-Rand PLC	2,500		117
				ITT Corp (b)	12,500		249

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Oil & Gas (continued)
Konica Minolta Holdings Inc	26,000	$194		SM Energy Co	500		$24
Orkla ASA	4,981	37		Southwestern Energy Co (a)	9,140		284
Pall Corp (b)	4,710	262		Statoil ASA ADR	4,455		114
Parker Hannifin Corp (b)	2,314	185		Statoil ASA	7,923		203
Polypore International Inc (a)	15,055	488		Stone Energy Corp (a),(b)	4,149		98
Siemens AG ADR	1,245	117		Surgutneftegas OAO ADR	3,485		30
SPX Corp (b)	2,000	128		Swift Energy Co (a)	3,200		62
Sulzer AG	2,389	322		Tatneft OAO ADR	1,799		69
Trelleborg AB	6,758	70		Tesoro Corp	5,965		237
Wartsila OYJ Abp	1,008	32		Thai Oil PCL	21,300		45
		$5,687		Total SA ADR	7,112		355
				Tourmaline Oil Corp (a)	2,000		56
Oil & Gas - 3.39%				Unit Corp (a),(b)	3,900		155
Anadarko Petroleum Corp	18,815	1,304		Valero Energy Corp	7,905		247
Baytex Energy Corp	100	5		Venoco Inc (a),(b)	25,459		285
BG Group PLC	26,605	544		Whiting Petroleum Corp (a)	2,400		107
Cabot Oil & Gas Corp	4,957	205		WPX Energy Inc (a)	16,880		264
Canadian Natural Resources Ltd	2,250	68					$16,478
Cheniere Energy Inc (a)	10,770	159
Chesapeake Energy Corp	2,300	44		Oil & Gas Services - 0.71%
Chevron Corp (b)	13,512	1,516		Baker Hughes Inc	17,880		815
China Petroleum & Chemical Corp ADR	300	28		Cameron International Corp (a)	100		5
CNOOC Ltd ADR	500	95		Dresser-Rand Group Inc (a)	2,000		101
Cobalt International Energy Inc (a)	38,105	865		Halliburton Co (b)	23,931		785
ConocoPhillips (b)	13,276	754		Helix Energy Solutions Group Inc (a),(b)	5,600		99
CVR Energy Inc (a)	480	14		National Oilwell Varco Inc (b)	6,091		480
Denbury Resources Inc (a),(b)	2,400	37		Oceaneering International Inc (b)	4,000		214
Devon Energy Corp (b)	3,600	208		RPC Inc	4,200		51
Diamond Offshore Drilling Inc (b)	1,749	117		Saipem SpA	2,367		112
Encana Corp	3,700	82		SBM Offshore NV (a)	8,121		115
Energen Corp	400	20		Schlumberger Ltd (b)	1,462		106
Energy XXI Bermuda Ltd	1,200	39		SEACOR Holdings Inc (a),(b)	2,600		224
Eni SpA	13,897	307		Superior Energy Services Inc (a)	6,715		139
EXCO Resources Inc	1,900	13		TGS Nopec Geophysical Co ASA	2,636		77
Exxon Mobil Corp (b)	19,620	1,712		Trican Well Service Ltd	3,700		45
Forest Oil Corp (a),(b)	13,800	102		Weatherford International Ltd/Switzerland (a)	5,100		60
Gazprom OAO ADR	14,654	142					$3,428
Hess Corp (b)	4,500	227
HollyFrontier Corp	5,020	203		Packaging & Containers - 0.28%
				Ball Corp (b)	3,384		143
Idemitsu Kosan Co Ltd	600	48
JX Holdings Inc	12,400	65		Bemis Co Inc	3,030		92
				Crown Holdings Inc (a),(b)	6,100		221
Karoon Gas Australia Ltd (a)	46,438	194
				Graphic Packaging Holding Co (a)	11,270		63
Lukoil OAO ADR	1,755	100		Owens-Illinois Inc (a),(b)	9,400		164
Lundin Petroleum AB (a)	4,861	109
				Packaging Corp of America (b)	5,730		183
Marathon Oil Corp (b)	12,000	334
Marathon Petroleum Corp (b)	2,766	143		Rengo Co Ltd	2,000		10
McMoRan Exploration Co (a)	1,300	16		Rock-Tenn Co	100		7
MEG Energy Corp (a)	1,300	51		Sealed Air Corp	700		10
Murphy Oil Corp (b)	3,900	200		Silgan Holdings Inc	3,560		149
Nabors Industries Ltd (a),(b)	11,700	173		Sonoco Products Co	8,260		252
Newfield Exploration Co (a)	1,700	56		Toyo Seikan Kaisha Ltd	7,300		79
Nexen Inc	6,184	156					$1,373
Noble Energy Inc	895	79		Pharmaceuticals - 3.27%
Occidental Petroleum Corp (b),(e)	12,038	1,024		Abbott Laboratories (b)	4,705		308
OGX Petroleo e Gas Participacoes SA (a)	1,700	5		Algeta ASA (a)	3,730		95
Patterson-UTI Energy Inc (b)	29,380	446		Alkermes PLC (a)	2,100		39
Penn West Petroleum Ltd	400	6		AmerisourceBergen Corp (b)	11,209		432
Petroleo Brasileiro SA ADR	4,300	88		Astellas Pharma Inc	4,100		201
Phillips 66 (b)	3,021	127		AstraZeneca PLC	2,033		95
Plains Exploration & Production Co (a),(b)	5,800	228		Bayer AG	5,364		415
Progress Energy Resources Corp	8,279	184		Bristol-Myers Squibb Co (b)	8,739		288
PTT PCL	1,300	14		Cardinal Health Inc (b)	24,920		986
QEP Resources Inc (b)	4,177	120		Catamaran Corp (a)	13,860		1,208
Range Resources Corp	1,165	76		Chugai Pharmaceutical Co Ltd	3,700		74
Repsol SA	2,697	49		Daiichi Sankyo Co Ltd	8,600		143
Rosetta Resources Inc (a)	4,130	177		Dainippon Sumitomo Pharma Co Ltd	100		1
Rosneft OAO	939	6		Dr Reddy's Laboratories Ltd ADR	800		24
Royal Dutch Shell PLC ADR	4,844	339		Eisai Co Ltd	2,600		119
Royal Dutch Shell PLC - B shares ADR	4,315	311		Elan Corp PLC ADR(a)	10,727		122
SK Holdings Co Ltd	701	104		Eli Lilly & Co (b)	29,855		1,342
SK Innovation Co Ltd	32	5		Endo Health Solutions Inc (a)	200		6

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Express Scripts Holding Co (a)	800	$50		Macerich Co/The (b)	5,171		$308
Forest Laboratories Inc (a),(b)	14,329	496		Pennsylvania Real Estate Investment Trust	13,410		211
Galenica AG	57	33		Plum Creek Timber Co Inc (b)	3,983		163
GlaxoSmithKline PLC ADR	2,267	103		Public Storage (b)	2,110		308
Hypermarcas SA (a)	2,200	14		Rayonier Inc (b)	6,912		338
Johnson & Johnson (b)	21,966	1,481		Simon Property Group Inc (b)	1,499		238
Kaken Pharmaceutical Co Ltd	64	1		Taubman Centers Inc (b)	5,574		446
Kyowa Hakko Kirin Co Ltd	1,000	11		Two Harbors Investment Corp	6,600		76
MAP Pharmaceuticals Inc (a)	6,712	90		Weyerhaeuser Co	12,330		307
McKesson Corp (b)	5,230	455					$4,166
Merck & Co Inc (b)	44,371	1,910
Merck KGaA	2,205	252		Retail - 4.47%
Novartis AG	2,200	130		Abercrombie & Fitch Co	15,720		566
				Advance Auto Parts Inc (b)	8,730		621
Novo Nordisk A/S	1,807	284
Omnicare Inc	700	23		Aeon Co Ltd	1,100		13
				Aeropostale Inc (a),(b)	12,700		177
Par Pharmaceutical Cos Inc (a)	960	48
				American Eagle Outfitters Inc (b)	13,100		291
Pfizer Inc (b)	51,186	1,221
PharMerica Corp (a),(b)	25,661	323		Anta Sports Products Ltd	17,000		10
				Ascena Retail Group Inc (a)	7,800		154
Rigel Pharmaceuticals Inc (a)	4,790	45
				AutoNation Inc (a),(b)	7,464		300
Roche Holding AG	8,323	1,513		AutoZone Inc (a),(b)	1,283		464
Santen Pharmaceutical Co Ltd	2,800	123		Bed Bath & Beyond Inc (a),(b)	3,500		235
Shionogi & Co Ltd	5,300	77		Big Lots Inc (a),(b)	5,300		161
Teva Pharmaceutical Industries Ltd ADR	10,280	407
Therapeutics MD Inc (a)	35,241	119		Buckle Inc/The	1,400		64
				Burger King Worldwide Inc (a)	54,760		714
UCB SA	3,915	192		CarMax Inc (a)	1,460		45
Warner Chilcott PLC	15,700	214
Watson Pharmaceuticals Inc (a)	4,940	402		Chico's FAS Inc	9,900		188
				Chipotle Mexican Grill Inc (a),(b)	209		60
		$15,915		Cie Financiere Richemont SA	854		52
Pipelines - 0.24%				Citizen Holdings Co Ltd	7,500		42
Kinder Morgan Inc/Delaware	4,020	144		Collective Brands Inc (a)	11,230		243
ONEOK Inc (b)	3,108	138		Copart Inc (a),(b)	1,300		35
SemGroup Corp (a)	2,830	101		Costco Wholesale Corp (b)	1,100		108
Spectra Energy Corp (b)	17,101	483		CVS Caremark Corp	22,052		1,004
Williams Cos Inc/The (b)	9,856	318		Darden Restaurants Inc (b)	1,875		97
		$1,184		Dillard's Inc	3,100		233
				Dollar General Corp (a)	1,300		66
Private Equity - 0.10%				Dollar Tree Inc (a),(b)	2,568		124
American Capital Ltd (a),(b)	42,600	468
				Domino's Pizza Inc	4,200		149
				DSW Inc	1,000		65
Real Estate - 0.11%				Dufry AG (a)	113		14
BR Malls Participacoes SA	700	9		Dunkin' Brands Group Inc	8,560		249
BR Properties SA	8,300	100		Esprit Holdings Ltd	8,100		13
Brookfield Asset Management Inc	900	31		Ezcorp Inc (a),(b)	3,000		68
CBRE Group Inc (a)	2,100	36		Family Dollar Stores Inc	7,435		473
China Overseas Land & Investment Ltd	10,000	23		FamilyMart Co Ltd	800		39
China Resources Land Ltd	4,000	8		Fifth & Pacific Cos Inc (a)	25,055		332
Country Garden Holdings Co Ltd (a)	9,000	3		Foot Locker Inc (b)	14,214		491
Evergrande Real Estate Group Ltd	9,000	4		GameStop Corp (b)	24,865		474
Growthpoint Properties Ltd	2,700	9		Gap Inc/The (b)	11,413		409
Jones Lang LaSalle Inc (b)	1,500	108		GNC Holdings Inc	9,660		375
Longfor Properties Co Ltd	2,000	3		Golden Eagle Retail Group Ltd	29,700		55
PDG Realty SA Empreendimentos e	61,900	119		GOME Electrical Appliances Holding Ltd	746,000		65
Participacoes				Guess? Inc (b)	10,300		268
Redefine Properties Ltd	4,269	5		Home Depot Inc/The (b)	7,814		443
Shanghai Industrial Holdings Ltd	23,000	63		HSN Inc	4,710		212
Shimao Property Holdings Ltd	2,500	4		Hyundai Home Shopping Network Corp	1,205		123
Sino-Ocean Land Holdings Ltd	7,500	3		Inditex SA	707		79
Soho China Ltd	4,500	3		Intime Department Store Group Co Ltd	58,000		60
SP Setia Bhd	1,200	1		Isetan Mitsukoshi Holdings Ltd	5,200		54
		$532		J Front Retailing Co Ltd	12,000		60
				Kohl's Corp	4,890		255
REITS - 0.86%				K's Holdings Corp	2,500		72
American Tower Corp (b)	6,796	479
				Lawson Inc	500		38
AvalonBay Communities Inc (b)	679	96		Lithia Motors Inc (b)	7,731		226
Boston Properties Inc (b)	1,826	205
				Lotte Shopping Co Ltd	68		19
Duke Realty Corp	21,890	317		Lowe's Cos Inc	58,558		1,668
Equity Residential (b)	1,672	101		Ltd Brands Inc (b)	8,541		415
Federal Realty Investment Trust (b)	1,251	135		Macy's Inc (b)	9,513		383
Host Hotels & Resorts Inc (b)	9,894	151
				Maoye International Holdings Ltd	296,000		53
Liberty Property Trust	7,780	287		McDonald's Corp (b)	3,499		313

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Semiconductors (continued)
MSC Industrial Direct Co Inc (b)	10,323	$715		Rohm Co Ltd	300		$10
New World Department Store China Ltd	92,000	50		Rovi Corp (a)	6,025		92
Nordstrom Inc (b)	5,351	309		Samsung Electronics Co Ltd	539		295
O'Reilly Automotive Inc (a)	100	9		Siliconware Precision Industries Co	27,000		30
Panera Bread Co (a),(b)	1,114	172		Skyworks Solutions Inc (a)	27,210		829
Parkson Retail Group Ltd	16,500	13		Sumco Corp (a)	8,400		64
Pep Boys-Manny Moe & Jack/The	5,172	47		Taiwan Semiconductor Manufacturing Co Ltd	2,200		32
PetSmart Inc (b)	1,700	121		ADR
President Chain Store Corp	9,000	48		Wolfson Microelectronics PLC (a)	13,551		46
PVH Corp	9,840	924		Xilinx Inc (b)	9,170		311
RadioShack Corp (b)	17,700	43					$7,061
RONA Inc (a)	7,872	103
Ross Stores Inc (b)	6,300	436		Shipbuilding - 0.01%
Ryohin Keikaku Co Ltd	900	56		Mitsui Engineering & Shipbuilding Co Ltd	23,000		25
Sally Beauty Holdings Inc (a)	5,300	146		Samsung Heavy Industries Co Ltd	1,020		34
Salvatore Ferragamo Italia SpA	798	16					$59
Sears Holdings Corp (a)	1,400	74		Software - 1.86%
Seven & I Holdings Co Ltd	7,900	240		Activision Blizzard Inc	80,075		942
Shimamura Co Ltd	500	60		Akamai Technologies Inc (a)	400		15
Shinsegae Co Ltd	282	56		ANSYS Inc (a)	1,700		119
Signet Jewelers Ltd	1,600	73		Ariba Inc (a)	3,325		149
Starbucks Corp (b)	5,147	255		Autodesk Inc (a)	2,000		62
Takashimaya Co Ltd	12,000	86		BMC Software Inc (a),(b)	6,000		248
Target Corp	11,109	712		Broadridge Financial Solutions Inc (b)	300		7
TJX Cos Inc	7,440	341		CA Inc	30,318		789
Tractor Supply Co	400	38		CareView Communications Inc (a)	189,845		192
Ulta Salon Cosmetics & Fragrance Inc (b)	2,000	188		Changyou.com Ltd ADR	2,000		47
UNY Co Ltd	11,500	96		Citrix Systems Inc (a)	800		62
Urban Outfitters Inc (a),(b)	18,245	685		CommVault Systems Inc (a)	900		45
USS Co Ltd	720	78		Compuware Corp (a),(b)	12,600		126
Walgreen Co	2,500	89		Concur Technologies Inc (a)	7,460		540
Wal-Mart Stores Inc (b)	8,194	595		Dun & Bradstreet Corp/The (b)	800		65
Williams-Sonoma Inc (b)	12,134	497		Electronic Arts Inc (a)	13,900		185
Woolworths Holdings Ltd/South Africa	8,443	60		Fair Isaac Corp	1,200		51
World Fuel Services Corp	300	11		Fidelity National Information Services Inc (b)	14,388		453
Yum! Brands Inc (b)	2,903	185		Fiserv Inc (a),(b)	700		50
		$21,706		Intuit Inc (b)	5,099		298
Savings & Loans - 0.16%				Konami Corp	6,300		145
				Microsoft Corp (b)	41,198		1,270
First Niagara Financial Group Inc	11,180	88		MSCI Inc (a),(b)	2,890		101
Hudson City Bancorp Inc	17,300	125		Oracle Corp (b)	40,780		1,291
New York Community Bancorp Inc (b)	30,411	403
				Quest Software Inc (a),(b)	7,241		202
People's United Financial Inc	14,110	169		Red Hat Inc (a),(b)	1,567		88
		$785		Salesforce.com Inc (a)	3,152		458
Semiconductors - 1.45%				SAP AG	876		58
Advanced Micro Devices Inc (a)	17,450	65		Software AG	4,112		142
Analog Devices Inc (b)	15,473	616		Solera Holdings Inc	14,520		597
Applied Materials Inc (b)	19,467	228		Square Enix Holdings Co Ltd	3,000		50
ASML Holding NV	2,680	152		VeriFone Systems Inc (a)	4,915		171
Avago Technologies Ltd	13,740	503					$9,018
Cypress Semiconductor Corp	700	8
First Solar Inc (a)	1,600	32		Telecommunications - 1.93%
				Acme Packet Inc (a)	11,751		224
GT Advanced Technologies Inc (a)	21,800	126
Intel Corp (b)	37,427	929		Advanced Info Service PCL	4,800		33
KLA-Tencor Corp (b)	6,976	358		Amdocs Ltd	1,800		58
Linear Technology Corp (b)	3,572	118		America Movil SAB de CV ADR	2,700		69
				Arris Group Inc (a)	5,600		76
LSI Corp (a),(b)	23,900	186
				AT&T Inc (b)	31,841		1,167
Marvell Technology Group Ltd (b)	11,500	117
Maxim Integrated Products Inc	5,700	154		Belgacom SA	1,748		52
MEMC Electronic Materials Inc (a)	3,700	10		CenturyLink Inc	3,950		167
Microchip Technology Inc (b)	7,717	268		China Mobile Ltd ADR	4,600		247
Micron Technology Inc (a)	19,960	124		China Telecom Corp Ltd	48,000		27
MKS Instruments Inc (b)	9,100	247		Cisco Systems Inc	88,274		1,684
				Comverse Technology Inc (a)	50,800		305
MStar Semiconductor Inc	7,000	56
NVIDIA Corp (a),(b)	21,792	306		Deutsche Telekom AG ADR	19,750		236
				DigitalGlobe Inc (a)	18,050		375
ON Semiconductor Corp (a),(b)	18,200	113
PMC - Sierra Inc (a)	12,600	74		ENTEL Chile SA	3,106		60
QLogic Corp (a),(b)	10,100	123		France Telecom SA ADR	8,100		113
Qualcomm Inc (b)	6,494	399		Freenet AG	3,172		49
				GeoEye Inc (a)	3,870		104
Realtek Semiconductor Corp	21,210	40
				GN Store Nord A/S	484		7

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Telecommunications (continued)				Transportation (continued)
Harris Corp (b)	4,324	$203		Tokyu Corp	6,000		$30
HTC Corp	3,000	26		Union Pacific Corp (b)	3,371		410
JDS Uniphase Corp (a),(b)	34,070	382		United Parcel Service Inc (b),(e)	11,379		840
Juniper Networks Inc (a)	6,700	117		Viterra Inc	14,988		245
KDDI Corp	10	72		Werner Enterprises Inc (b)	1,400		31
Level 3 Communications Inc (a)	1,600	34		West Japan Railway Co	4,400		193
MetroPCS Communications Inc (a)	5,600	55					$4,943
Mobistar SA	3,362	106
Motorola Solutions Inc (b)	9,430	449		Water- 0.01%
				American Water Works Co Inc (b)	300		11
NeuStar Inc (a)	400	15
Nokia OYJ	3,162	9		Cia de Saneamento Basico do Estado de Sao	100		8
Polycom Inc (a),(b)	13,800	144		Paulo ADR
RF Micro Devices Inc (a)	30,434	114		Guangdong Investment Ltd	20,000		15
SK Telecom Co Ltd	530	68					$34
Sprint Nextel Corp (a)	71,445	346		TOTAL COMMON STOCKS			$255,597
Tele2 AB	6,189	109		CONVERTIBLE PREFERRED STOCKS -
Telecom Italia SpA	166,235	154		0.23%	Shares Held	Value	(000	's)
Telefonaktiebolaget LM Ericsson	16,096	150		Automobile Manufacturers - 0.05%
Telefonica SA ADR	24,972	314		General Motors Co	6,665		238
Telekomunikasi Indonesia Persero Tbk PT	1,100	42
ADR
Telenet Group Holding NV	115	4		Banks- 0.11%
Telenor ASA	4,417	81		Wells Fargo & Co	445		532
Telephone & Data Systems Inc	3,100	76
Tellabs Inc (b)	95,900	340
				Electric - 0.04%
Tim Participacoes SA ADR	2,600	51		NextEra Energy Inc (a)	1,525		76
USA Mobility Inc (b)	11,726	134
Verizon Communications Inc (b)	11,357	488		PPL Corp	2,400		131
							$207
Vodafone Group PLC ADR	7,684	222
		$9,358		Oil & Gas - 0.03%
				Apache Corp	2,800		137
Textiles - 0.06%
Cintas Corp (b)	4,843	196
Mohawk Industries Inc (a)	500	36		TOTAL CONVERTIBLE PREFERRED STOCKS			$1,114
Nisshinbo Holdings Inc	3,000	19		PREFERRED STOCKS - 0.13%	Shares Held	Value	(000	's)
Teijin Ltd	5,000	11		Banks- 0.09%
Toray Industries Inc	4,000	24		Ally Financial Inc (f)	480		437
		$286		Banco do Estado do Rio Grande do Sul SA	1,600		13
Toys, Games & Hobbies - 0.30%							$450
Hasbro Inc (b)	18,368	689		Consumer Products - 0.01%
Jakks Pacific Inc (b)	6,365	106		Henkel AG & Co KGaA	787		59
Mattel Inc (b)	13,413	471
Namco Bandai Holdings Inc	8,000	127		Electric - 0.01%
Nintendo Co Ltd	710	80		Eletropaulo Metropolitana Eletricidade de Sao	4,600		42
		$1,473		Paulo SA
Transportation - 1.02%
Ansaldo STS SpA	21,016	165		Iron & Steel - 0.01%
AP Moeller - Maersk A/S - B shares	10	65		Metalurgica Gerdau SA	3,300		37
Bristow Group Inc	200	9
Canadian National Railway Co	2,010	184
Canadian Pacific Railway Ltd	1,850	153		Media- 0.01%
CH Robinson Worldwide Inc (b)	3,935	223		ProSiebenSat.1 Media AG	838		20
Con-way Inc (b)	4,500	136
CSX Corp (b)	2,800	63
				Retail - 0.00%
Deutsche Post AG	14,467	281		Orchard Supply Hardware Stores Corp (a),(b)	31		—
DSV A/S	5,469	119
East Japan Railway Co	2,200	148		TOTAL PREFERRED STOCKS			$608
Expeditors International of Washington Inc (b)	11,039	404
					Principal
FedEx Corp	300	26		BONDS- 19.21%	Amount (000's)	Value	(000	's)
Kawasaki Kisen Kaisha Ltd	7,000	9
Keio Corp	2,000	16		Advertising - 0.07%
Keisei Electric Railway Co Ltd	10,000	97		Visant Corp
Koninklijke Vopak NV	141	9		10.00%, 10/1/2017	$340		$337
Landstar System Inc (b)	6,300	297
Norfolk Southern Corp (b)	3,340	242
Old Dominion Freight Line Inc (a),(b)	2,200	98		Aerospace & Defense - 0.46%
RailAmerica Inc (a)	1,870	51		Embraer SA
Ryder System Inc (b)	4,500	180		5.15%, 6/15/2022	610		639
				Meccanica Holdings USA Inc
TNT Express NV	15,461	174		6.25%, 1/15/2040(f)	100		80
Tobu Railway Co Ltd	8,000	45

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

		Principal					Principal
BONDS (continued)		Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Aerospace & Defense (continued)						Banks (continued)
Meccanica Holdings USA Inc	(continued)					UBS AG/Stamford CT
7.38%, 7/15/2039(f)			$600	$506		5.75%, 4/25/2018		$600		$694
United Technologies Corp										$10,610
0.97%, 6/1/2015(g)			1,015	1,029
				$2,254		Beverages - 0.11%
						Coca-Cola Co/The
Airlines - 0.19%						0.42%, 3/14/2014(g)		520		520
Continental Airlines 1999-1 Class A Pass
Through Trust
6.55%, 8/2/2020			504	547		Biotechnology - 0.16%
						Amgen Inc
Continental Airlines 1999-1 Class B Pass						5.38%, 5/15/2043		685		775
Through Trust
6.80%, 8/2/2018(d)			146	146
US Airways 2012-1 Class A Pass Through						Chemicals - 0.08%
Trust						Hercules Inc
5.90%, 10/1/2024(d)			230	243		6.50%, 6/30/2029		275		231
				$936		INEOS Group Holdings SA
						7.88%, 2/15/2016(f)	EUR	140		157
Automobile Manufacturers - 0.54%										$388
BMW US Capital LLC
0.92%, 12/21/2012(g)			800	801		Computers - 0.37%
Daimler Finance North America LLC						Hewlett-Packard Co
1.07%, 3/28/2014(f),(g)			1,400	1,402		0.71%, 5/24/2013(g)		$700		699
Volkswagen International Finance NV						4.65%, 12/9/2021		550		563
1.07%, 9/22/2013(c),(f),(g)			100	100		International Business Machines Corp
1.22%, 3/21/2014(c),(f),(g)			300	301		0.55%, 2/6/2015		510		511
				$2,604						$1,773
Automobile Parts & Equipment - 0.19%						Consumer Products - 0.07%
Lear Corp						Reynolds Group Issuer Inc / Reynolds Group
8.13%, 3/15/2020			310	349		Issuer LLC / Reynolds Group Issuer
Visteon Corp						(Luxembourg) S.A.
6.75%, 4/15/2019			570	579		9.88%, 8/15/2019		300		317
				$928
Banks- 2.18%						Cosmetics & Personal Care - 0.10%
Bank of America Corp						Procter & Gamble Co/The
6.00%, 9/1/2017			700	789		0.36%, 2/6/2014(g)		485		485
Capital One Capital VI
8.88%, 5/15/2040			980	1,003		Distribution & Wholesale - 0.23%
Cooperatieve Centrale Raiffeisen-						Ingram Micro Inc
Boerenleenbank BA/Netherlands						5.00%, 8/10/2022		1,120		1,138
3.38%, 1/19/2017			515	545
4.75%, 1/15/2020(f)			1,000	1,123
Eksportfinans ASA						Diversified Financial Services - 1.40%
2.00%, 9/15/2015			360	334		Doric Nimrod Air Finance Alpha Ltd 2012-1
2.25%, 2/11/2021		CHF	145	128		Class A Pass Through Trust
2.38%, 5/25/2016			$150	137		5.13%, 11/30/2024(f)		1,330		1,350
GMAC International Finance BV						General Electric Capital Corp
7.50%, 4/21/2015		EUR	200	267		6.25%, 12/15/2022(g)		500		516
Goldman Sachs Group Inc/The						7.13%, 12/15/2049(g)		1,000		1,092
6.15%, 4/1/2018			$700	796		International Lease Finance Corp
HSBC Bank USA NA/New York NY						4.88%, 4/1/2015		270		277
6.00%, 8/9/2017			100	114		6.75%, 9/1/2016(f)		230		256
HSBC Holdings PLC						John Deere Capital Corp
5.10%, 4/5/2021			600	690		0.70%, 4/25/2014(g)		1,000		1,002
JP Morgan Chase Bank NA						Merrill Lynch & Co Inc
6.00%, 10/1/2017			100	118		6.88%, 11/15/2018		455		530
Lloyds TSB Bank PLC						Schahin II Finance Co SPV Ltd
5.80%, 1/13/2020(f)			850	944		5.88%, 9/25/2022(f)		500		514
6.50%, 3/24/2020		EUR	780	943		SLM Corp
Morgan Stanley						8.00%, 3/25/2020		100		113
6.63%, 4/1/2018			$850	939		8.45%, 6/15/2018		500		578
Royal Bank of Scotland PLC/The						Textron Financial Corp
4.35%, 1/23/2017		EUR	200	225		6.00%, 2/15/2067(f),(g)		700		574
6.93%, 4/9/2018			500	611						$6,802
Russian Agricultural Bank OJSC Via RSHB
Capital SA						Electric - 0.72%
5.30%, 12/27/2017(f)			$200	210		Centrais Eletricas Brasileiras SA
						5.75%, 10/27/2021(f)		400		449
						Cia de Eletricidade do Estado da Bahia
						11.75%, 4/27/2016(f)	BRL	350		185

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric (continued)					Iron & Steel (continued)
Empresas Publicas de Medellin ESP					ArcelorMittal (continued)
8.38%, 2/1/2021(f)	COP	380,000	$234		7.00%, 10/15/2039	$537		$483
Enel Finance International NV								$785
6.00%, 10/7/2039(f)		$500	414
Energy Future Holdings Corp					Lodging - 0.18%
10.00%, 1/15/2020(g)		525	579		Mandalay Resort Group
Energy Future Intermediate Holding Co LLC /					7.63%, 7/15/2013	210		214
EFIH Finance Inc					MGM Resorts International
11.75%, 3/1/2022(f)		425	453		7.63%, 1/15/2017	145		150
					8.63%, 2/1/2019(f)	55		59
Ipalco Enterprises Inc
5.00%, 5/1/2018		870	907		Wyndham Worldwide Corp
Southern California Edison Co					5.63%, 3/1/2021	425		467
6.25%, 8/1/2049(g)		255	277					$890
			$3,498		Media- 0.05%
Engineering & Construction - 0.14%					Clear Channel Worldwide Holdings Inc
Odebrecht Finance Ltd					7.63%, 3/15/2020	25		24
7.13%, 6/26/2042(f)		600	657		7.63%, 3/15/2020	250		242
								$266
Food- 0.6%2					Mining - 0.44%
BRF - Brasil Foods SA					AngloGold Ashanti Holdings PLC
5.88%, 6/6/2022(f)		1,000	1,053		5.13%, 8/1/2022	470		480
Campbell Soup Co					BHP Billiton Finance USA Ltd
0.74%, 8/1/2014(g)		1,110	1,115		0.70%, 2/18/2014(g)	515		517
Delhaize Group SA					FMG Resources August 2006 Pty Ltd
					7.00%, 11/1/2015(f)	285		280
5.70%, 10/1/2040		160	131
Kraft Foods Inc					Teck Resources Ltd
1.33%, 7/10/2013(g)		700	700		5.40%, 2/1/2043	870		843
			$2,999					$2,120
Forest Products & Paper - 0.05%					Mortgage Backed Securities - 3.24%
Celulosa Arauco y Constitucion SA					Banc of America Large Loan Inc
					1.99%, 11/15/2015(f),(g)	1,022		1,001
4.75%, 1/11/2022		240	252
					Bear Stearns Adjustable Rate Mortgage Trust
					2.80%, 2/25/2036(g)	261		169
Gas- 0.05%					2.97%, 1/25/2035(g)	10		9
China Resources Gas Group Ltd					Bear Stearns Commercial Mortgage
4.50%, 4/5/2022(f)		225	242		Securities
					5.98%, 5/11/2039(f),(g)	105		106
Hand & Machine Tools - 0.09%					Citicorp Mortgage Securities Inc
					0.59%, 9/25/2035(g)	157		155
Mcron Finance Sub LLC / Mcron Finance
Corp					Citimortgage Alternative Loan Trust
8.38%, 5/15/2019(f)		410	421		6.00%, 7/25/2036	97		72
					6.00%, 6/25/2037(g)	259		203
					Countrywide Alternative Loan Trust
Holding Companies - Diversified - 0.25%					6.25%, 7/25/2036(g)	225		149
Hutchison Whampoa International 11 Ltd					Countrywide Home Loan Mortgage Pass
4.63%, 1/13/2022(f)		483	523		Through Trust
Votorantim Cimentos SA					0.51%, 4/25/2035(g)	212		144
7.25%, 4/5/2041(f)		650	692		0.56%, 3/25/2035(g)	380		217
			$1,215		2.77%, 9/20/2034(g)	105		94
					3.72%, 1/20/2035(g)	219		178
Home Equity Asset Backed Securities - 0.70%
Countrywide Asset-Backed Certificates					Credit Suisse Mortgage Capital Certificates
					6.50%, 10/25/2021(g)	217		167
0.38%, 8/25/2037(g)		1,600	855
HSI Asset Securitization Corp Trust					CW Capital Cobalt Ltd
0.35%, 12/25/2036(g)		2,379	756		5.25%, 8/15/2048	325		325
Morgan Stanley ABS Capital I					Deutsche ALT-A Securities Inc Alternate Loan
0.33%, 1/25/2037(g)		2,166	959		Trust
					5.50%, 12/25/2035(g)	226		163
0.58%, 3/25/2037(g)		2,000	816
			$3,386		Fannie Mae Whole Loan
					0.64%, 9/25/2032(g)	195		194
Insurance - 0.12%					FHA 221D4 P11/01 GREY 42 NCP
MetLife Capital Trust IV					7.43%, 9/1/2022(d)	6		6
7.88%, 12/15/2037(f)		500	585		FHLMC Multifamily Structured Pass Through
					Certificates
					1.74%, 10/25/2021(c),(g)	199		22
Iron & Steel - 0.16%					First Horizon Asset Securities Inc
ArcelorMittal					2.61%, 8/25/2035(g)	425		371
6.75%, 3/1/2041		350	302		GMAC Mortgage Corp Loan Trust
					2.96%, 11/19/2035(g)	604		514

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Mortgage Backed Securities (continued)					Oil & Gas - 1.29%
GMAC Mortgage Corp Loan Trust					Calumet Specialty Products Partners
(continued)					LP/Calumet Finance Corp
3.31%, 7/19/2035(g)		$266	$232		9.63%, 8/1/2020(f)		$435		$462
GS Mortgage Securities Corp II					Connacher Oil and Gas Ltd
5.98%, 8/10/2045(g)		450	412		8.50%, 8/1/2019(f)		495		396
GSR Mortgage Loan Trust					Halcon Resources Corp
2.65%, 12/25/2034(g)		928	934		9.75%, 7/15/2020(f)		555		566
Harborview Mortgage Loan Trust					Nabors Industries Inc
0.58%, 6/20/2035(g)		704	605		9.25%, 1/15/2019		245		317
3.00%, 12/19/2035(g)		365	276		Newfield Exploration Co
Indymac Index Mortgage Loan Trust					5.63%, 7/1/2024		1,020		1,107
4.92%, 5/25/2036(g)		323	256		OGX Austria GmbH
JP Morgan Alternative Loan Trust					8.38%, 4/1/2022(f)		700		595
5.27%, 3/25/2036(g)		45	33		8.50%, 6/1/2018(f)		600		533
JP Morgan Chase Commercial Mortgage					Petrobras International Finance Co - Pifco
Securities Corp					5.38%, 1/27/2021		620		690
2.14%, 11/15/2028(c),(f),(g)		1,100	1,112		Petroleos Mexicanos
5.46%, 1/15/2049		250	249		7.65%, 11/24/2021(f)	MXN	6,500		524
Lehman Mortgage Trust					Sinopec Group Overseas Development 2012
5.50%, 2/25/2036		69	67		Ltd
MASTR Adjustable Rate Mortgages Trust					3.90%, 5/17/2022(f)		$475		510
2006-2					TNK-BP Finance SA
2.90%, 4/25/2036(g)		395	320		6.63%, 3/20/2017		500		562
Merrill Lynch/Countrywide Commercial									$6,262
Mortgage Trust
5.86%, 9/12/2049		260	261		Oil & Gas Services - 0.14%
MLCC Mortgage Investors Inc					Basic Energy Services Inc
0.49%, 11/25/2035(g)		113	98		7.75%, 2/15/2019		285		282
0.49%, 11/25/2035(g)		663	568		Global Geophysical Services Inc
2.35%, 5/25/2036(g)		126	121		10.50%, 5/1/2017		410		378
5.09%, 1/25/2037(g)		200	170						$660
Morgan Stanley Mortgage Loan Trust					Other Asset Backed Securities - 0.94%
5.75%, 2/25/2036		330	291		Belle Haven ABS CDO Ltd
6.00%, 8/25/2036(g)		321	257		0.80%, 11/3/2044(f),(g)		152		66
Morgan Stanley Reremic Trust					0.84%, 11/3/2044(f),(g)		207		90
5.98%, 8/15/2045(f),(g)		500	527		Countrywide Asset-Backed Certificates
RALI Trust					0.39%, 6/25/2047(g)		1,200		712
0.49%, 8/25/2037(g)		960	629		0.43%, 6/25/2047(g)		1,600		956
RFMSI Trust					Diamond Resorts Owner Trust
5.75%, 1/25/2036		64	63		9.31%, 3/20/2026(f)		135		142
RMAC Securities PLC					Huntington CDO Ltd
1.14%, 6/12/2044(g)	GBP	667	901		0.71%, 11/5/2040(d),(f),(g)		285		253
Structured Asset Mortgage Investments Inc					JP Morgan Mortgage Acquisition Corp
0.45%, 4/25/2036(g)		$775	492		0.35%, 8/25/2036(g)		507		198
Structured Asset Securities Corp					Merrill Lynch Mortgage Investors Inc
2.60%, 1/25/2032(g)		34	27		0.32%, 9/25/2037(g)		77		16
Thornburg Mortgage Securities Trust					RAMP Trust
1.49%, 6/25/2037(g)		83	74		0.42%, 10/25/2036(g)		153		133
5.75%, 6/25/2037(g)		417	389		Sierra Madre Funding Ltd
WaMu Mortgage Pass Through Certificates					0.62%, 9/7/2039(d),(f),(g)		591		384
0.88%, 1/25/2047(g)		1,052	773		0.64%, 9/7/2039(d),(f),(g)		1,446		938
1.55%, 8/25/2042(g)		24	21		Sierra Receivables Funding Co LLC
2.62%, 7/25/2046(g)		437	367		2.84%, 5/20/2019(f)		132		133
Washington Mutual Alternative Mortgage					Triaxx Prime CDO
Pass-Through Certificates					0.51%, 10/2/2039(f),(g)		221		148
6.00%, 3/25/2036(g)		301	244		0.51%, 10/2/2039(f),(g)		148		117
Wells Fargo Mortgage Backed Securities					0.51%, 10/2/2039(f),(g)		369		287
Trust									$4,573
2.65%, 2/25/2034(g)		173	170
2.69%, 4/25/2035(g)		262	246		Pipelines - 0.09%
5.50%, 11/25/2035		119	126		IFM US Colonial Pipeline 2 LLC
5.50%, 1/25/2036(g)		168	175		6.45%, 5/1/2021(f)		400		447
			$15,745
Office Furnishings - 0.17%					Regional Authority - 0.08%
Steelcase Inc					Province of Ontario Canada
6.38%, 2/15/2021		785	845		2.45%, 6/29/2022		400		409

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	CONVERTIBLE BONDS - 7.52%	Amount (000's)		Value	(000	's)
REITS- 0.22%					Aerospace & Defense - 0.10%
BioMed Realty LP					L-3 Communications Holdings Inc
4.25%, 7/15/2022		$755	$788		3.00%, 8/1/2035(b)		$475		$471
ProLogis LP
6.63%, 5/15/2018		250	296		Airlines - 0.06%
			$1,084		Lufthansa Malta Blues LP
Retail - 0.05%					0.75%, 4/5/2017	EUR	200		266
PVH Corp
7.38%, 5/15/2020		220	246		Automobile Manufacturers - 0.04%
					Ford Motor Co
Software - 0.05%					4.25%, 11/15/2016		$150		205
BMC Software Inc
4.25%, 2/15/2022		250	255		Biotechnology - 0.49%
					Exelixis Inc
Sovereign - 2.04%					4.25%, 8/15/2019		200		206
Brazilian Government International Bond					Gilead Sciences Inc
8.50%, 1/5/2024	BRL	900	499		1.63%, 5/1/2016(b)		825		1,164
Bundesobligation					Regeneron Pharmaceuticals Inc
4.00%, 10/11/2013	EUR	100	131		1.88%, 10/1/2016(f)		450		839
Bundesschatzanweisungen					Vertex Pharmaceuticals Inc
1.75%, 6/14/2013		1,900	2,423		3.35%, 10/1/2015		140		176
Canadian Government Bond									$2,385
1.00%, 2/1/2015	CAD	325	328
1.75%, 3/1/2013		1,600	1,628		Coal- 0.06%
					Alpha Natural Resources Inc
3.00%, 12/1/2015		375	401		2.38%, 4/15/2015		100		85
Mexican Bonos
6.00%, 6/18/2015(g)	MXN	93	726		Peabody Energy Corp
7.75%, 12/14/2017(g)		26,000	2,217		4.75%, 12/15/2066		230		194
8.00%, 12/19/2013(g)		5,500	434						$279
8.50%, 12/13/2018(g)		5,000	448		Commercial Services - 0.63%
Russian Foreign Bond - Eurobond					Avis Budget Group Inc
4.50%, 4/4/2022(f)		$400	444		3.50%, 10/1/2014(b)		625		782
Vnesheconombank Via VEB Finance PLC					Hertz Global Holdings Inc
6.03%, 7/5/2022(f)		200	220		5.25%, 6/1/2014(b)		1,250		2,275
			$9,899						$3,057
Telecommunications - 1.18%					Computers - 0.55%
Alcatel-Lucent USA Inc					Cadence Design Systems Inc
6.45%, 3/15/2029		40	26		2.63%, 6/1/2015(b)		350		636
America Movil SAB de CV					EMC Corp/MA
3.13%, 7/16/2022		725	743		1.75%, 12/1/2013		75		125
Brasil Telecom SA					NetApp Inc
9.75%, 9/15/2016(f)	BRL	1,205	620		1.75%, 6/1/2013(b)		1,000		1,181
CenturyLink Inc					SanDisk Corp
7.60%, 9/15/2039		$480	496		1.50%, 8/15/2017(b)		650		720
Clearwire Communications LLC/Clearwire									$2,662
Finance Inc
12.00%, 12/1/2015(f)		720	713		Food- 0.22%
Embarq Corp					Smithfield Foods Inc
					4.00%, 6/30/2013(b)		1,000		1,073
8.00%, 6/1/2036		600	664
Level 3 Communications Inc
8.88%, 6/1/2019(f)		110	112		Home Builders - 0.71%
Telecom Italia Capital SA					DR Horton Inc
6.00%, 9/30/2034		150	123		2.00%, 5/15/2014(b)		1,325		2,029
7.72%, 6/4/2038		425	396		Lennar Corp
Telefonica Emisiones SAU					2.00%, 12/1/2020(b),(f)		550		709
5.13%, 4/27/2020		75	69		2.75%, 12/15/2020(f)		225		360
5.46%, 2/16/2021		135	124		3.25%, 11/15/2021(f)		225		352
5.60%, 3/12/2020	GBP	200	290						$3,450
7.05%, 6/20/2036		$375	347
Telemar Norte Leste SA					Internet - 1.06%
5.50%, 10/23/2020(f)		500	516		Equinix Inc
Virgin Media Finance PLC					4.75%, 6/15/2016(b)		1,325		3,236
5.25%, 2/15/2022		260	272		priceline.com Inc
Virgin Media Secured Finance PLC					1.00%, 3/15/2018(f)		100		105
6.50%, 1/15/2018		225	245		VeriSign Inc
			$5,756		3.25%, 8/15/2037(b)		1,200		1,806
TOTAL BONDS			$93,364						$5,147

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS - 0.72%	Amount (000's)	Value (000's)
Investment Companies - 0.11%				California - 0.28%
Ares Capital Corp				Bay Area Toll Authority
5.75%, 2/1/2016(f)	$525	$554		7.04%, 4/1/2050	$500	$738
				State of California
Iron & Steel - 0.21%				7.70%, 11/1/2030	500	611
United States Steel Corp						$1,349
4.00%, 5/15/2014(b)	1,000	1,014		Illinois - 0.13%
				Chicago Transit Authority
Machinery - Diversified - 0.19%				6.90%, 12/1/2040	500	613
Chart Industries Inc
2.00%, 8/1/2018	725	917		New York - 0.26%
				Metropolitan Transportation Authority
Media- 0.32%				7.13%, 11/15/2030	500	592
XM Satellite Radio Inc				New York City Municipal Water Finance
7.00%, 12/1/2014(b),(f)	1,000	1,554		Authority
				5.72%, 6/15/2042	500	678
						$1,270
Mining - 0.30%
Alcoa Inc				Texas- 0.05%
5.25%, 3/15/2014(b)	986	1,442		North Texas Higher Education Authority
				1.56%, 4/1/2040(g)	253	256
Oil & Gas - 0.16%				TOTAL MUNICIPAL BONDS		$3,488
Chesapeake Energy Corp				SENIOR FLOATING RATE INTERESTS -	Principal
2.50%, 5/15/2037	225	201		2.06%	Amount (000's) Value (000's)
2.75%, 11/15/2035	65	61
Petrominerales Ltd				Advertising - 0.06%
3.25%, 6/12/2017	100	90		Visant Corp, Term Loan
Pioneer Natural Resources Co				5.25%, 12/22/2016(g)	$314	$303
2.88%, 1/15/2038(b)	275	442
		$794		Aerospace & Defense - 0.03%
REITS- 1.57%				TASC Inc/VA, Term Loan
Annaly Capital Management Inc				4.50%, 12/18/2015(g)	160	158
5.00%, 5/15/2015(b)	100	101
Boston Properties LP				Automobile Manufacturers - 0.02%
3.63%, 2/15/2014(b),(f)	750	819		Navistar Inc, Term Loan B
DDR Corp				7.00%, 8/16/2017(g)	120	121
1.75%, 11/15/2040(b)	1,000	1,109
Digital Realty Trust LP
5.50%, 4/15/2029(b),(f)	425	775		Automobile Parts & Equipment - 0.05%
Health Care REIT Inc				TI Group Automotive Systems LLC, Term
3.00%, 12/1/2029(b)	925	1,104		Loan
Host Hotels & Resorts LP				6.75%, 3/9/2018(g)	255	247
2.50%, 10/15/2029(b),(f)	1,000	1,284
ProLogis LP				Beverages - 0.01%
3.25%, 3/15/2015(b)	900	1,001
				DS Waters of America Inc, Term Loan
SL Green Operating Partnership LP				10.50%, 8/25/2017(g)	35	36
3.00%, 10/15/2017(b),(f)	1,250	1,444
		$7,637
				Building Materials - 0.08%
Semiconductors - 0.63%				Armstrong World Industries Inc, Term Loan
Intel Corp				B1
3.25%, 8/1/2039	80	104		0.00%, 3/10/2018(g),(h)	285	284
Microchip Technology Inc				CPG International Inc, Term Loan
2.13%, 12/15/2037(b)	1,175	1,554		6.00%, 2/18/2017(g)	109	107
Micron Technology Inc						$391
1.88%, 8/1/2031(f)	130	118
2.38%, 5/1/2032(f)	100	95		Chemicals - 0.26%
Xilinx Inc				Ascend Performance Materials LLC, Term
3.13%, 3/15/2037(b)	1,000	1,212		Loan B
				6.75%, 4/4/2018(g)	130	129
		$3,083
				Kronos Worldwide Inc, Term Loan B
Telecommunications - 0.11%				5.75%, 6/11/2018(g)	255	256
Ciena Corp				Nexeo Solutions LLC, Term Loan
3.75%, 10/15/2018(f)	125	132		0.00%, 9/8/2017(g),(h)	135	131
Virgin Media Inc				PL Propylene LLC, Term Loan B
6.50%, 11/15/2016	250	408		7.00%, 3/27/2017(g)	131	131
		$540		Taminco Global Chemical Corp, Term Loan
TOTAL CONVERTIBLE BONDS		$36,530		5.25%, 5/31/2019(g)	269	270

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals (continued)			Mining - 0.06%
Tronox Pigments BV, Delay-Draw Term Loan			Fairmount Minerals Ltd, Term Loan B-NEW
DD			5.25%, 3/15/2017(g)	$289	$286
0.00%, 2/3/2018(g),(h)	$60	$60
Tronox Pigments BV, Term Loan B
0.00%, 2/3/2018(g),(h)	220	220	Oil & Gas - 0.05%
			Chesapeake Energy Corp, Term Loan
Univar Inc, Term Loan B			8.50%, 12/1/2017(g)	265	266
5.00%, 6/30/2017(g)	55	54
		$1,251
			Oil & Gas Services - 0.04%
Coal- 0.13%			Pinnacle Holdco Sarl, Term Loan
Arch Coal Inc, Term Loan			10.50%, 7/24/2020(g)	115	116
5.75%, 5/14/2018(g)	430	429
			Preferred Proppants LLC, Term Loan B
Patriot Coal Corp, DIP Term Loan			0.00%, 12/15/2016(g),(h)	104	99
9.25%, 12/9/2013(g)	206	209
					$215
		$638
			Packaging & Containers - 0.02%
Commercial Services - 0.05%			TricorBraun Inc, Term Loan B
Genpact International Inc, Term Loan B			5.50%, 4/30/2018(g)	85	85
0.00%, 8/17/2019(g),(h)	155	155
On Assignment Inc, Term Loan B
5.00%, 5/1/2019(g)	110	109	Pharmaceuticals - 0.12%
		$264	Grifols Inc, Term Loan B
			4.50%, 6/1/2017(g)	259	259
Computers - 0.07%			Quintiles Transnational Corp, Term Loan B
Kronos Inc/MA, Term Loan C			5.00%, 6/8/2018(g)	124	125
6.25%, 12/21/2017(g)	45	45
			Valeant Pharmaceuticals International Inc,
SRA International Inc, Term Loan			Term Loan B
0.00%, 7/20/2018(g),(h)	285	277	4.75%, 2/14/2019(g)	220	221
		$322			$605
Diversified Financial Services - 0.10%			Pipelines - 0.07%
Springleaf Financial Funding Co, Term Loan			Energy Transfer Equity LP, Term Loan B
NEW			3.75%, 3/21/2017(g)	95	94
5.50%, 5/28/2017(g)	500	483
			NGPL PipeCo LLC, Term Loan B
			6.75%, 5/4/2017(g)	265	265
Electronics - 0.02%					$359
Sensus USA Inc, Term Loan			Retail - 0.07%
8.50%, 5/11/2018(g)	80	79
			Ascena Retail Group Inc, Term Loan B
			4.75%, 6/8/2018(g)	155	156
Healthcare - Services - 0.13%			Party City Holdings Inc, Term Loan B
DaVita Inc, Term Loan B2			5.75%, 7/23/2019(g)	115	116
0.00%, 8/21/2019(g),(h)	100	100	PF Chang's China Bistro Inc, Term Loan B
0.00%, 8/21/2019(g),(h)	235	234	6.25%, 6/22/2019(g)	58	58
Kindred Healthcare Inc, Term Loan					$330
5.25%, 6/1/2018(g)	50	48
MultiPlan Inc, Term Loan B-NEW			Semiconductors - 0.01%
4.75%, 8/26/2017(g)	250	249	NXP BV, Term Loan B
			5.25%, 2/16/2019(g)	50	50
		$631
Insurance - 0.02%			Software - 0.27%
AmWINS Group Inc, Term Loan			Applied Systems Inc, Term Loan
9.45%, 12/7/2019(g)	90	90
			9.50%, 6/8/2017(g)	70	70
			Applied Systems Inc, Term Loan B
Internet - 0.05%			5.50%, 12/1/2016(g)	115	114
Zayo Group LLC, Term Loan B			Blackboard Inc, Term Loan B
7.13%, 6/15/2019(g)	219	222	7.50%, 10/4/2018(g)	264	260
			Epicor Software Corp, Term Loan B
			5.00%, 5/16/2018(g)	139	139
Machinery - Diversified - 0.02%			SS&C Technologies Holdings Europe SARL,
Edwards Cayman Islands II Ltd, Term Loan B-			DELAY-DRAW Term Loan B2-DD
EXT			5.00%, 5/23/2019(g)	42	42
5.50%, 5/31/2016(g)	113	113
			SS&C Technologies Inc, DELAY-DRAW
			Term Loan B1-DD
Media- 0.07%			5.00%, 5/23/2019(g)	408	408
Cequel Communications LLC, Term Loan B			TriZetto Group Inc/The, Term Loan B
4.00%, 2/10/2019(g)	125	125	4.75%, 5/2/2018(g)	275	269
Truven Health Analytics Inc, Term Loan B					$1,302
6.75%, 5/25/2018(g)	190	191
		$316

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal				Maturity
(continued)	Amount (000's)	Value(000	's)	REPURCHASE AGREEMENTS - 0.43%	Amount (000's)		Value (000's)
Telecommunications - 0.18%				Banks- 0.43%
Level 3 Financing Inc, Term Loan B				Investment in Joint Trading Account; Credit		$523	$523
5.25%, 10/31/2018(g)	$160	$160		Suisse Repurchase Agreement; 0.17%
Level 3 Financing Inc, Term Loan B3				dated 8/31/2012 maturing 9/4/2012
5.75%, 10/31/2018(g)	140	140		(collateralized by US Government
MetroPCS Wireless Inc, Term Loan B3				Securities; $533,556; 0.00% - 11.25%;
4.00%, 3/19/2018(g)	124	124		dated 02/15/15 - 08/15/40)
West Corp, Term Loan B6				Investment in Joint Trading Account; Deutsche		614	615
0.00%, 6/2/2018(g),(h)	155	156		Bank Repurchase Agreement; 0.20% dated
Windstream Corp, Term Loan B3				8/31/2012 maturing 9/4/2012
4.00%, 8/3/2019(g)	275	275		(collateralized by US Government
		$855		Securities; $626,349; 0.13% - 8.95%; dated
TOTAL SENIOR FLOATING RATE INTERESTS		$10,018		09/05/12 - 07/15/36)
U.S. GOVERNMENT & GOVERNMENT	Principal			Investment in Joint Trading Account; JP		478	477
AGENCY OBLIGATIONS - 14.55%	Amount (000's)	Value(000	's)	Morgan Repurchase Agreement; 0.17%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.37%				dated 8/31/2012 maturing 9/4/2012
				(collateralized by US Government
4.50%, 5/1/2039	$830	$894		Securities; $487,160; 0.00% - 8.63%; dated
4.50%, 11/1/2039	859	924		09/13/12 - 02/15/35)
		$1,818		Investment in Joint Trading Account; Merrill		476	476
				Lynch Repurchase Agreement; 0.18%
Federal National Mortgage Association (FNMA) - 7.21%				dated 8/31/2012 maturing 9/4/2012
3.00%, 10/1/2026(i)	2,000	2,107		(collateralized by US Government
3.00%, 8/1/2042	15,000	15,572		Securities; $485,366; 0.22% - 5.50%; dated
3.50%, 11/1/2025	1,633	1,737		09/14/12 - 07/15/36)
3.50%, 2/1/2026	543	578					$2,091
3.50%, 4/1/2026	829	882		TOTAL REPURCHASE AGREEMENTS			$2,091
3.50%, 9/1/2026	317	337			Principal
3.50%, 11/1/2041	4,874	5,171		COMMERCIAL PAPER - 0.17%	Amount (000's)		Value (000's)
3.50%, 12/1/2041	938	995
4.00%, 5/1/2026	1,468	1,572		Sovereign - 0.17%
4.00%, 12/1/2039	1,620	1,737		Canadian Treasury Bill
4.50%, 6/1/2041	3,000	3,261		0.96%, 12/20/2012	CAD	825	834
5.00%, 6/1/2037	112	123
5.00%, 5/1/2039	490	542		TOTAL COMMERCIAL PAPER			$834
5.00%, 6/1/2041	391	429		TOTAL PURCHASED OPTIONS - 0.72%			$3,487
		$35,043		TOTAL PURCHASED FORWARD VOLATILITY
				AGREEMENTS - 0.04%			$195
U.S. Treasury - 2.65%
1.00%, 6/30/2019	200	200		TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS - 0.00%			$6
1.38%, 11/30/2018	600	619
1.38%, 2/28/2019	500	515
1.50%, 7/31/2016	800	833		TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00%			$16
2.00%, 11/15/2021	5,500	5,768		Total Investments			$478,074
2.13%, 8/15/2021	500	531		Other Assets in Excess of Liabilities, Net - 1.63%			$7,941
3.25%, 7/31/2016	800	888		TOTAL NET ASSETS - 100.00%			$486,015
3.50%, 2/15/2039	1,700	2,004
3.63%, 2/15/2020	1,000	1,183		(a) Non-Income Producing Security
7.50%, 11/15/2024(j)	200	326
				(b)			Security or a portion of the security was pledged as collateral for short
		$12,867		sales. At the end of the period, the value of these securities totaled $80,611
U.S. Treasury Bill - 2.62%				or 16.59% of net assets.
0.15%, 9/20/2012(k),(l)	12,750	12,750		(c) Security is Illiquid
				(d)			Market value is determined in accordance with procedures established in
				good faith by the Board of Directors. At the end of the period, the value of
U.S. Treasury Inflation-Indexed Obligations - 1.70%				these securities totaled $1,972 or 0.41% of net assets.
0.13%, 1/15/2022	2,535	2,739		(e)			Security or a portion of the security was pledged to cover margin
0.63%, 7/15/2021(j),(l)	4,378	4,955
				requirements for options contracts. At the end of the period, the value of
0.75%, 2/15/2042	508	554		these securities totaled $3,909 or 0.80% of net assets.
		$8,248		(f)			Security exempt from registration under Rule 144A of the Securities Act of
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				1933. These securities may be resold in transactions exempt from
OBLIGATIONS		$70,726		registration, normally to qualified institutional buyers. Unless otherwise
				indicated, these securities are not considered illiquid. At the end of the
				period, the value of these securities totaled $35,303 or 7.26% of net
				assets.
				(g)	Variable Rate. Rate shown is in effect at August 31, 2012.
				(h)			This Senior Floating Rate Note will settle after August 31, 2012, at which
				time the interest rate will be determined.
				(i)			Security was purchased in a "to-be-announced" ("TBA") transaction. See
				Notes to Financial Statements for additional information.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $640 or 0.13% of net assets.
(k)	Rate shown is the discount rate of the original purchase.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $718 or 0.15% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		13 .72%
Consumer, Non-cyclical		12 .80%
Mortgage Securities		10 .82%
Consumer, Cyclical		10 .73%
Government		9.26%
Communications		8.76%
Industrial		8.56%
Technology		7.09%
Energy		6.51%
Basic Materials		4.25%
Utilities		2.45%
Asset Backed Securities		1.64%
Purchased Options		0.72%
Revenue Bonds		0.59%
Diversified		0.30%
General Obligation Unltd		0.13%
Purchased Forward Volatility Agreements		0.04%
Purchased Credit Default Swaptions		0.00%
Purchased Interest Rate Swaptions		0.00%
Investments Sold Short		(36.58)%
Other Assets in Excess of Liabilities, Net		38 .21%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
		(Pay)/					Upfront	Unrealized
		Receive	Expiration	Notional		Market	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Value	Paid/(Received)	(Depreciation)
Bank of America NA	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	9/20/2017		$100	$1	$1	$—
Bank of America NA	Costco Wholesale; 5.50%; 03/15/2017	(1.00)%	3/20/2017		200	(6)	(5)	(1)
Bank of America NA	DJ ITRAXX16EU2	(1.00)%	12/20/2016	EUR	200	5	4	1
Bank of America NA	iTraxx Japan 16 5 Year	(1.00)%	12/20/2016	JPY	10,000	4	4	—
Bank of America NA	Limited Brands; 6.90%; 07/15/2017	(1.00)%	3/20/2017		$200	8	9	(1)
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	3/20/2017		700	6	4	2
	07/15/2017
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	1	—	1
	07/15/2017
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	6/20/2017		200	—	(2)	2
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	3/20/2017		400	—	(1)	1
	11/10/2015
Bank of America NA	Standard Chartered Bank SNR SE	(1.00)%	6/20/2017	EUR	100	2	3	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		$200	(5)	(5)	—
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	9/20/2017		200	(6)	(6)	—
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	6/20/2017		100	(3)	(3)	—
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		300	(9)	(6)	(3)
Bank of America NA	Wal-Mart Stores; 5.88%; 04/05/2027	(1.00)%	6/20/2017		200	(6)	(6)	—
Barclays Bank PLC	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	6	10	(4)
Citigroup Inc	Poland Government International Bond;	(1.00)%	9/20/2017		$2,600	65	72	(7)
	5.25%; 01/15/2014
Citigroup Inc	Republic of Nicaragua Ministry of	(0.25)%	9/20/2017		1,000	18	37	(19)
	Finance & Public Credit; 5%;
	02/01/2014
Credit Suisse	CDX.HY.18.5Y	(5.00)%	6/20/2017		1,089	19	47	(28)
Credit Suisse	CDX.HY.18.5Y	(5.00)%	6/20/2017		1,089	19	47	(28)
Credit Suisse	CDX.HY.18.5Y	(5.00)%	6/20/2017		495	9	20	(11)
Credit Suisse	Dillard's Inc; 7.13%; 08/01/2018	(5.00)%	9/20/2017		400	(43)	(38)	(5)
Credit Suisse	Dillard's Inc; 7.13%; 08/01/2018	(5.00)%	9/20/2017		600	(64)	(54)	(10)
Credit Suisse	Gannett Co Inc; 8.75%; 11/15/2014	(5.00)%	9/20/2017		1,100	(125)	(108)	(17)
Credit Suisse	Lockheed Martin Corp; 7.65%;	(1.00)%	9/20/2017		100	(2)	(2)	—
	05/01/2016

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Credit Default Swaps (continued)

Buy Protection (continued)
		(Pay)/				Upfront		Unrealized
		Receive	Expiration	Notional		Market	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Value	Paid/(Received)	(Depreciation)
Credit Suisse	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		$100	$(3	) $	(3	) $	—
Credit Suisse	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	9/20/2017		575	5		14		(9)
Credit Suisse	Tesoro Corp; 6.5%; 06/01/2017	(5.00)%	9/20/2017		550	(70)		(69)		(1)
Credit Suisse	Tesoro Corp; 6.5%; 06/01/2017	(5.00)%	9/20/2017		575	(73)		(61)		(12)
Credit Suisse	Turkey Government International	(1.00)%	9/20/2017		1,000	38		69		(31)
	Bond;11.875%; 01/15/2030
Credit Suisse	Westpac Banking Corp; 4.25%;	(1.00)%	9/20/2017		660	17		17		—
	09/22/2016
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;	(1.00)%	3/20/2017		100	2		—		2
	06/01/2018
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	3/20/2017	EUR	200	11		8		3
Deutsche Bank AG	Boston Scientific Corp; 6.4%;	(1.00)%	9/20/2017		$1,100	7		17		(10)
	06/15/2016
Deutsche Bank AG	Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		725	(30)		(30)		—
	5.75%; 03/15/2018
Deutsche Bank AG	DJ ITRAXX17EU2	(1.00)%	6/20/2017	EUR	9,800	273		140		133
Deutsche Bank AG	DJ ITRAXX17SEN2	(1.00)%	6/20/2017		300	24		14		10
Deutsche Bank AG	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	6/20/2017		$100	(3)		(3)		—
Deutsche Bank AG	Honeywell International; 5.70%;	(1.00)%	9/20/2017		100	(3)		(3)		—
	03/15/2036
Deutsche Bank AG	Northrop Grumman Corp; 7.75%;	(1.00)%	9/20/2017		100	(3)		(3)		—
	02/15/2031
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	3/20/2017		100	—		—		—
Goldman Sachs & Co	Cox Communications Inc; 6.80%;	(1.00)%	9/20/2017		100	(2)		(2)		—
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(3)		(2)		(1)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	1		—		1
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;	(1.00)%	9/20/2017		100	—		1		(1)
	11/10/2015
Goldman Sachs & Co	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		100	(3)		(3)		—
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;	(1.00)%	9/20/2017		100	(1)		—		(1)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012	(1.00)%	9/20/2017		100	—		(1)		1
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	6		10		(4)
JP Morgan Chase	DJ ITRAXX16SEN2	(1.00)%	12/20/2016		200	15		10		5
JP Morgan Chase	Lockheed Martin Corp; 7.65%;	(1.00)%	6/20/2017		$100	(2)		(2)		—
	05/01/2016
JP Morgan Chase	Northrop Grumman Corp; 7.75%;	(1.00)%	6/20/2017		100	(3)		(3)		—
	02/15/2031
JP Morgan Chase	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	6/20/2017		100	(3)		(3)		—
Merrill Lynch (BOA)		(5.00)%	6/20/2017	EUR	800	35		77		(42)
Merrill Lynch (BOA)	Bank of Scotland PLC; 0.50%;	(1.00)%	6/20/2017		600	17		29		(12)
	05/10/2013
Merrill Lynch (BOA)	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	6/20/2017		$1,000	3		23		(20)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		1,089	19		42		(23)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		990	17		58		(41)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		693	12		41		(29)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		990	17		63		(46)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		891	15		59		(44)
Merrill Lynch (BOA)	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	3/20/2017		1,100	9		—		9
	07/15/2017
Merrill Lynch (BOA)	New York Times Co/The; 5.00%;	(1.00)%	6/20/2017		650	45		53		(8)
	03/15/2015
Merrill Lynch (BOA)	Republic of South Africa; 6.50%;	(1.00)%	6/20/2017		2,000	43		86		(43)
	06/02/2014
Merrill Lynch (BOA)	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	6/20/2015		300	(17)		11		(28)
Merrill Lynch (BOA)	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	3/20/2015		150	(8)		7		(15)
Merrill Lynch (BOA)	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	6/20/2015		400	(22)		28		(50)
Merrill Lynch (BOA)	Stanley Black & Decker Inc; 4.9%;	(1.00)%	9/20/2017		1,000	(7)		(8)		1
	11/01/2012
Merrill Lynch (BOA)	Textron Financial Corp; 5.125%;	(1.00)%	3/20/2017		700	(18)		(20)		2
	08/15/2014
Merrill Lynch (BOA)	Turkey Government International	(1.00)%	3/20/2017		500	15		31		(16)
	Bond;11.875%; 01/15/2030
Merrill Lynch (BOA)	Turkey Government International	(1.00)%	3/20/2017		500	15		26		(11)
	Bond;11.875%; 01/15/2030
Merrill Lynch (BOA)	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	9/20/2017		1,150	12		15		(3)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Credit Default Swaps (continued)

Buy Protection (continued)
			(Pay)/						Upfront	Unrealized
			Receive	Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity		Fixed Rate	Date	Amount		Value		Paid/(Received)	(Depreciation)
UBS AG	DJ ITRAXX9EU 10YR TRANCHE		(0.25)%	6/20/2018	EUR	1,800	$48	$	13	$35
	22-100
UBS AG	Marriott International Inc; 5.81%;		(1.00)%	3/20/2017		$100	—		(1)	1
	11/10/2015
UBS AG	National Australia Bank; 3.50%;		(1.00)%	9/20/2017		1,200	32		39	(7)
	01/23/2015
UBS AG	Turkey Government International		(1.00)%	6/20/2017		800	27		52	(25)
	Bond;11.875%; 01/15/2030
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029		(1.00)%	9/20/2017		100	(3)		(3)	—
Total							$397	$	855	$(458)

Sell Protection
		Implied
		Credit Spread	(Pay)/						Upfront	Unrealized
		as of August	Receive	Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2012(c)	Fixed Rate	Date	Amount (a)		Value (b)		Paid/(Received)	(Depreciation)
Bank of America NA	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		$376	$(7)		$(9)	$2
Bank of America NA	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(3)		(4)	1
Bank of America NA	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		119	(2)		(4)	2
Barclays Bank PLC	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		495	(8)		(21)	13
Citigroup Inc	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(3)		(4)	1
Credit Suisse	Alcatel-Lucent USA Inc;	12.71%	5.00%	6/20/2017		550	(134)		(114)	(20)
	6.5%; 01/15/2028
Credit Suisse	Avon Products Inc; 6.5%;	5.97%	5.00%	9/20/2017		275	(11)		(11)	—
	03/01/2019
Credit Suisse	Avon Products Inc; 6.5%;	5.97%	5.00%	9/20/2017		275	(11)		(11)	—
	03/01/2019
Credit Suisse	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		125	(7)		(6)	(1)
	6.625%; 08/15/2020
Credit Suisse	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		175	(9)		(23)	14
	6.625%; 08/15/2020
Credit Suisse	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		250	(13)		(16)	3
	6.625%; 08/15/2020
Credit Suisse	MGM Resorts	7.29%	5.00%	9/20/2017		550	(51)		(70)	19
	International; 7.625%;
	01/15/2017
Credit Suisse	Nokia OYJ; 6.75%;	8.96%	5.00%	9/20/2017	EUR	425	(78)		(107)	29
	02/04/2019
Deutsche Bank AG	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		$198	(3)		(3)	—
Deutsche Bank AG	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		990	(17)		(42)	25
Merrill Lynch (BOA)	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		300	(16)		(14)	(2)
	6.625%; 08/15/2020
Merrill Lynch (BOA)	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		100	(5)		(7)	2
	6.625%; 08/15/2020
Merrill Lynch (BOA)	MGM Resorts	6.92%	5.00%	3/20/2017		200	(15)		(12)	(3)
	International; 7.625%;
	01/15/2017
Morgan Stanley & Co	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		99	(1)		(3)	2
Morgan Stanley & Co	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(4)		(9)	5
Morgan Stanley & Co	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(3)		(3)	—
Royal Bank of Scotland PLC	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(3)		(6)	3
Royal Bank of Scotland PLC	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		495	(9)		(22)	13
UBS AG	MGM Resorts	7.11%	5.00%	6/20/2017		425	(35)		(42)	7
	International; 7.625%;
	01/15/2017
Total							$(448)		$(563)	$115

All dollar amounts are shown in thousands (000's)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Credit Default Swaps (continued)

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

		Exchange Cleared Credit Default Swaps
Buy Protection
		(Pay)/
		Receive	Expiration		Market	Unrealized Appreciation/
	Reference Entity	Fixed Rate	Date	Notional Amount	Value	(Depreciation)
	CDX.HY.17.5Y	(5.00)%	12/20/2016	$480	$2	$(27)
	CDX.HY.18.5Y	(5.00)%	06/20/2017	297	6	(16)
	CDX.IG.17.5Y	(1.00)%	12/20/2016	200	—	—
	CDX.IG.18.5Y	(1.00)%	06/20/2017	200	—	1
Total					$8	$(42)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Royal Bank of Scotland PLC	9/19/2012	10,850,000	$11,093	$11,194	$101
Australian Dollar	Royal Bank of Scotland PLC	12/19/2012	199,000	204	204	—
Brazilian Real	Barclays Bank PLC	12/4/2012	1,446,620	701	704	3
Brazilian Real	Credit Suisse	9/13/2012	1,420,000	698	699	1
Brazilian Real	Credit Suisse	11/5/2012	2,550,000	1,266	1,245	(21)
Brazilian Real	Royal Bank of Scotland PLC	9/19/2012	420,000	207	206	(1)
Brazilian Real	UBS AG	10/2/2012	1,006,939	496	494	(2)
Brazilian Real	UBS AG	11/5/2012	355,333	179	174	(5)
British Pound	Credit Suisse	9/4/2012	200,000	317	318	1
British Pound	Royal Bank of Scotland PLC	9/19/2012	3,856,000	6,015	6,122	107
British Pound	Royal Bank of Scotland PLC	12/19/2012	190,000	301	302	1
Canadian Dollar	Royal Bank of Scotland PLC	9/14/2012	129,501	130	131	1
Canadian Dollar	Royal Bank of Scotland PLC	9/19/2012	9,665,000	9,568	9,803	235
Canadian Dollar	Royal Bank of Scotland PLC	12/19/2012	47,000	48	48	—
Chilean Peso	Royal Bank of Scotland PLC	9/20/2012	60,000,000	125	125	—
Chinese Renminbi	Barclays Bank PLC	2/1/2013	31,054,192	4,925	4,843	(82)
Colombian Peso	Royal Bank of Scotland PLC	9/19/2012	110,000,000	61	60	(1)
Czech Republic Koruna	Royal Bank of Scotland PLC	9/19/2012	6,200,000	306	314	8
Czech Republic Koruna	Royal Bank of Scotland PLC	12/19/2012	700,000	35	35	—
Danish Krone	Royal Bank of Scotland PLC	9/19/2012	2,351,000	399	397	(2)
Euro	Barclays Bank PLC	10/15/2012	81,000	99	102	3
Euro	Credit Suisse	9/20/2012	1,835,000	2,267	2,308	41
Euro	Credit Suisse	10/15/2012	58,000	71	73	2
Euro	Deutsche Bank AG	10/15/2012	157,000	194	198	4
Euro	JP Morgan Securities	10/15/2012	39,000	48	49	1
Euro	Royal Bank of Scotland PLC	9/19/2012	11,904,169	14,769	14,974	205
Euro	Royal Bank of Scotland PLC	12/19/2012	271,000	339	341	2
Hong Kong Dollar	JP Morgan Securities	11/6/2012	4,517	1	1	—
Hungary Forint	Royal Bank of Scotland PLC	9/19/2012	559,000,000	2,318	2,471	153
Indian Rupee	Royal Bank of Scotland PLC	9/20/2012	58,000,000	1,036	1,040	4
Indonesia Rupiah	Royal Bank of Scotland PLC	9/19/2012	14,985,000	2	2	—
Israeli Shekel	Royal Bank of Scotland PLC	9/19/2012	890,000	222	222	—
Japanese Yen	Credit Suisse	9/20/2012	180,578,577	2,298	2,307	9
Japanese Yen	JP Morgan Securities	9/10/2012	45,907,000	580	586	6
Japanese Yen	Royal Bank of Scotland PLC	9/19/2012	553,115,000	7,034	7,066	32
Japanese Yen	UBS AG	9/10/2012	168,754,000	2,143	2,156	13
Malaysian Ringgit	Royal Bank of Scotland PLC	9/19/2012	1,940,000	620	620	—
Malaysian Ringgit	Royal Bank of Scotland PLC	12/19/2012	50,000	16	16	—
Mexican Peso	Credit Suisse	9/6/2012	33,400,000	2,540	2,529	(11)
Mexican Peso	JP Morgan Securities	12/3/2012	13,137,737	963	987	24
Mexican Peso	Royal Bank of Scotland PLC	9/19/2012	33,413,000	2,503	2,527	24
New Zealand Dollar	Royal Bank of Scotland PLC	9/19/2012	8,671,000	6,905	6,959	54
Norwegian Krone	Royal Bank of Scotland PLC	9/19/2012	73,566,000	12,240	12,690	450
Norwegian Krone	Royal Bank of Scotland PLC	12/19/2012	467,000	80	80	—

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Philippine Peso	Royal Bank of Scotland PLC	9/19/2012	77,800,000	$1,847	$1,849	$2
Polish Zloty	Royal Bank of Scotland PLC	9/19/2012	8,581,000	2,500	2,585	85
Russian Ruble	Credit Suisse	9/7/2012	37,000,000	1,162	1,147	(15)
Russian Ruble	Royal Bank of Scotland PLC	9/19/2012	62,865,000	1,961	1,946	(15)
Russian Ruble	Royal Bank of Scotland PLC	12/19/2012	100,000	3	3	—
Singapore Dollar	Royal Bank of Scotland PLC	9/19/2012	2,240,000	1,783	1,797	14
South African Rand	Royal Bank of Scotland PLC	9/19/2012	3,200,000	389	380	(9)
South Korean Won	Royal Bank of Scotland PLC	9/19/2012	4,940,922,000	4,244	4,354	110
Swedish Krona	Royal Bank of Scotland PLC	9/19/2012	53,565,000	7,674	8,086	412
Swiss Franc	Royal Bank of Scotland PLC	9/19/2012	2,092,000	2,180	2,192	12
Taiwan New Dollar	Barclays Bank PLC	11/30/2012	22,603,535	767	755	(12)
Taiwan New Dollar	Royal Bank of Scotland PLC	9/19/2012	69,061,000	2,305	2,307	2
Turkish Lira	Royal Bank of Scotland PLC	9/19/2012	9,943,000	5,369	5,455	86
Total						$2,032

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Bank of America NA	10/11/2012	2,431,000	$2,507	$2,502	$5
Australian Dollar	Royal Bank of Scotland PLC	9/19/2012	8,260,000	8,286	8,522	(236)
Brazilian Real	Credit Suisse	11/5/2012	2,550,000	1,216	1,245	(29)
Brazilian Real	Royal Bank of Scotland PLC	9/19/2012	7,406,000	3,580	3,640	(60)
British Pound	BNP Paribas	9/12/2012	633,000	979	1,005	(26)
British Pound	Credit Suisse	9/4/2012	200,000	311	318	(7)
British Pound	Credit Suisse	12/4/2012	200,000	316	317	(1)
British Pound	Royal Bank of Scotland PLC	9/19/2012	4,046,000	6,304	6,424	(120)
British Pound	Royal Bank of Scotland PLC	12/19/2012	48,000	76	76	—
British Pound	UBS AG	9/12/2012	533,000	825	846	(21)
Canadian Dollar	Credit Suisse	9/20/2012	1,025,000	1,039	1,040	(1)
Canadian Dollar	Royal Bank of Scotland PLC	9/14/2012	373,051	369	378	(9)
Canadian Dollar	Royal Bank of Scotland PLC	9/19/2012	3,277,000	3,162	3,324	(162)
Canadian Dollar	Royal Bank of Scotland PLC	10/5/2012	182,138	180	185	(5)
Canadian Dollar	Royal Bank of Scotland PLC	11/30/2012	151,904	152	154	(2)
Canadian Dollar	Royal Bank of Scotland PLC	12/7/2012	13,845	14	14	—
Canadian Dollar	Royal Bank of Scotland PLC	12/19/2012	2,000	2	2	—
Canadian Dollar	Royal Bank of Scotland PLC	2/7/2013	114,150	114	115	(1)
Chilean Peso	Royal Bank of Scotland PLC	9/20/2012	37,816,000	75	79	(4)
Colombian Peso	Credit Suisse	10/29/2012	430,000,000	236	234	2
Colombian Peso	Credit Suisse	11/2/2012	1,860,000,000	1,023	1,011	12
Colombian Peso	Credit Suisse	11/6/2012	1,850,000,000	1,022	1,005	17
Czech Republic Koruna	Royal Bank of Scotland PLC	9/19/2012	30,200,000	1,494	1,529	(35)
Danish Krone	Royal Bank of Scotland PLC	9/19/2012	3,586,000	603	606	(3)
Euro	Credit Suisse	9/7/2012	130,000	162	163	(1)
Euro	Credit Suisse	9/10/2012	654,000	813	823	(10)
Euro	Credit Suisse	9/20/2012	2,382,000	2,974	2,996	(22)
Euro	Credit Suisse	9/27/2012	207,000	259	260	(1)
Euro	Deutsche Bank AG	10/15/2012	166,000	208	209	(1)
Euro	JP Morgan Securities	10/11/2012	108,000	131	136	(5)
Euro	JP Morgan Securities	10/15/2012	112,000	137	141	(4)
Euro	Royal Bank of Scotland PLC	9/19/2012	24,523,014	30,628	30,847	(219)
Euro	Royal Bank of Scotland PLC	11/30/2012	146,875	185	185	—
Euro	Royal Bank of Scotland PLC	12/19/2012	88,000	111	111	—
Euro	Royal Bank of Scotland PLC	4/5/2013	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/7/2014	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/7/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/5/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/5/2017	1,500	2	2	—
Euro	UBS AG	10/15/2012	2,215,000	2,728	2,787	(59)
Euro	UBS AG	6/14/2013	1,900,000	2,406	2,395	11
Hong Kong Dollar	Royal Bank of Scotland PLC	9/19/2012	4,494,000	578	579	(1)
Hungary Forint	JP Morgan Securities	11/14/2012	135,330,228	597	594	3
Hungary Forint	Royal Bank of Scotland PLC	9/19/2012	52,000,000	231	230	1
Indian Rupee	JP Morgan Securities	10/3/2012	875,570	16	16	—
Indian Rupee	Royal Bank of Scotland PLC	9/20/2012	210,018,000	3,719	3,764	(45)
Indian Rupee	Royal Bank of Scotland PLC	12/19/2012	6,000,000	106	106	—
Indonesia Rupiah	Royal Bank of Scotland PLC	9/19/2012	4,276,156,000	449	448	1
Israeli Shekel	Royal Bank of Scotland PLC	9/19/2012	14,110,000	3,608	3,515	93
Japanese Yen	Credit Suisse	9/20/2012	179,793,300	2,268	2,297	(29)
Japanese Yen	Deutsche Bank AG	9/10/2012	222,726,000	2,847	2,845	2
Japanese Yen	Royal Bank of Scotland PLC	9/19/2012	1,349,046,000	17,060	17,234	(174)
Japanese Yen	Royal Bank of Scotland PLC	12/19/2012	14,940,000	190	191	(1)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Malaysian Ringgit	Royal Bank of Scotland PLC	9/19/2012	1,965,000	$617	$628	$(11)
Malaysian Ringgit	UBS AG	10/16/2012	3,388	1	1	—
Mexican Peso	Barclays Bank PLC	9/27/2012	1,027,198	79	78	1
Mexican Peso	Credit Suisse	9/6/2012	45,700,000	3,448	3,461	(13)
Mexican Peso	JP Morgan Securities	9/27/2012	1,053,851	81	80	1
Mexican Peso	Royal Bank of Scotland PLC	9/19/2012	3,900,000	284	295	(11)
Mexican Peso	UBS AG	9/27/2012	4,162,160	320	315	5
New Zealand Dollar	Royal Bank of Scotland PLC	9/19/2012	4,424,000	3,449	3,550	(101)
New Zealand Dollar	Royal Bank of Scotland PLC	12/19/2012	324,000	257	258	(1)
Norwegian Krone	Royal Bank of Scotland PLC	9/19/2012	27,264,000	4,495	4,703	(208)
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	9/19/2012	43,000	16	16	—
Philippine Peso	Royal Bank of Scotland PLC	9/19/2012	125,600,000	2,910	2,984	(74)
Polish Zloty	Royal Bank of Scotland PLC	9/19/2012	245,000	74	74	—
Polish Zloty	Royal Bank of Scotland PLC	12/19/2012	130,000	39	39	—
Russian Ruble	Royal Bank of Scotland PLC	9/19/2012	34,909,000	1,050	1,081	(31)
Singapore Dollar	Royal Bank of Scotland PLC	9/19/2012	4,760,000	3,750	3,819	(69)
Singapore Dollar	Royal Bank of Scotland PLC	12/19/2012	30,000	24	24	—
South African Rand	Royal Bank of Scotland PLC	9/19/2012	28,694,000	3,407	3,410	(3)
South African Rand	Royal Bank of Scotland PLC	12/19/2012	800,000	94	94	—
South Korean Won	Barclays Bank PLC	9/28/2012	8,024,300	7	7	—
South Korean Won	Royal Bank of Scotland PLC	9/19/2012	560,708,000	485	494	(9)
Swedish Krona	Royal Bank of Scotland PLC	9/19/2012	15,660,000	2,233	2,364	(131)
Swiss Franc	Credit Suisse	11/9/2012	105,000	109	110	(1)
Swiss Franc	Royal Bank of Scotland PLC	9/19/2012	7,476,000	7,780	7,834	(54)
Taiwan New Dollar	Royal Bank of Scotland PLC	9/19/2012	84,619,000	2,829	2,826	3
Taiwan New Dollar	UBS AG	11/30/2012	22,466,640	754	751	3
Thailand Baht	Royal Bank of Scotland PLC	9/19/2012	3,159,000	100	101	(1)
Turkish Lira	Barclays Bank PLC	10/24/2012	1,273,318	700	695	5
Turkish Lira	Royal Bank of Scotland PLC	9/19/2012	1,721,000	941	944	(3)
Turkish Lira	Royal Bank of Scotland PLC	12/19/2012	10,000	5	5	—
Total						$(1,850)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
88 day Eurodollar; June 2013	Long	10	$2,490	$2,491	$1
89 day Eurodollar; June 2014	Long	12	2,982	2,986	4
90 day Eurodollar; December 2012	Short	15	3,736	3,737	(1)
90 day Eurodollar; December 2013	Long	8	1,990	1,992	2
90 day Eurodollar; March 2013	Short	18	4,475	4,484	(9)
90 day Eurodollar; March 2014	Long	9	2,237	2,240	3
90 day Eurodollar; September 2013	Long	9	2,240	2,241	1
90 day Sterling; December 2012	Long	27	5,327	5,330	3
90 day Sterling; December 2013	Long	17	3,351	3,356	5
90 day Sterling; June 2013	Long	15	2,959	2,962	3
90 day Sterling; June 2014	Long	19	3,741	3,748	7
90 day Sterling; March 2013	Long	12	2,367	2,369	2
90 day Sterling; March 2014	Long	17	3,348	3,355	7
90 day Sterling; September 2013	Long	16	3,156	3,159	3
AEX Index; September 2012	Long	7	587	580	(7)
Australia 10 Year Bond; September 2012	Long	35	4,562	4,546	(16)
Australia 3 Year Bond; September 2012	Long	1	115	114	(1)
CAC40 Index; September 2012	Long	19	822	814	(8)
Canadian Bank Acceptance; December 2012	Short	81	20,292	20,265	27
Canadian Bank Acceptance; March 2013	Short	45	11,274	11,255	19
CBOE-VIX; September 2012	Long	6	110	114	4
DAX Index; September 2012	Long	1	212	219	7
DJ Euro Stoxx 50; September 2012	Long	86	2,437	2,635	198
DJIA Emini; September 2012	Long	8	519	523	4
eMini NASDAQ 100; September 2012	Long	8	428	443	15
Euribor; December 2012	Long	112	35,045	35,141	96
Euribor; December 2013	Long	16	5,003	5,017	14
Euribor; June 2013	Long	18	5,633	5,647	14
Euribor; June 2014	Long	14	4,373	4,384	11
Euribor; March 2013	Long	92	28,788	28,864	76
Euribor; March 2014	Long	15	4,685	4,701	16
Euribor; September 2013	Long	17	5,318	5,333	15
Euro Bund 10 Year Bund; September 2012	Short	105	19,122	19,021	101
Euro Swiss; December 2012	Short	7	1,834	1,834	—
Euro Swiss; March 2013	Short	3	786	786	—
EURO-OAT; December 2012	Short	10	1,683	1,682	1
EURO-OAT; September 2012	Short	14	2,359	2,362	(3)
FTSE MIB Index; September 2012	Short	1	84	95	(11)
FTSE100 Index; September 2012	Long	56	4,883	5,067	184
Hang Seng Index; September 2012	Long	2	254	250	(4)
HSCEI China Index; September 2012	Short	11	670	654	16
IBEX 35 Index; September 2012	Long	1	92	93	1
Japan Mini 10 Year Bond; September 2012	Short	13	2,386	2,391	(5)
KOSPI 200 Index; September 2012	Long	17	1,899	1,874	(25)
MSCI Singapore Index; September 2012	Long	11	615	613	(2)
MSCI Taiwan Index; September 2012	Short	47	1,232	1,229	3
Russell 2000 Mini; September 2012	Long	34	2,911	2,757	(154)
S&P 500 Emini; September 2012	Short	1,005	66,945	70,606	(3,661)
S&P Mid 400 Emini; September 2012	Short	47	4,116	4,563	(447)
S&P/TSE 60 Index; September 2012	Long	2	275	277	2
SGX CNX Nifty Index; September 2012	Short	168	1,818	1,776	42
South Africa All Share; September 2012	Long	61	2,200	2,257	57
SPI 200 Index; September 2012	Short	40	4,296	4,451	(155)
TOPIX Index; September 2012	Short	18	1,703	1,670	33
US 10 Year Note; December 2012	Short	32	4,249	4,279	(30)
US 2 Year Note; December 2012	Short	16	3,524	3,529	(5)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Futures Contracts (continued)

											Unrealized
Type		Long/Short		Contracts	Notional Value		Market Value			Appreciation/(Depreciation)
US Long Bond; December 2012			Short		15	2,247			2,271		(24)
Total											$(3,571)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

				(Pay)/Receive				Notional			Unrealized
Counterparty (Issuer)		Floating Rate Index		Floating Rate		Fixed Rate	Expiration Date	Amount		Appreciation/(Depreciation)
Barclays Bank PLC		6 Month AUD BBR BBSW			Pay	4.75%	3/15/2018	AUD	3,100		$170
Barclays Bank PLC		6 Month AUD BBR BBSW			Pay	4.25%	3/15/2023		100		3
BNP Paribas		6 Month JPY LIBOR			Pay	2.00%	12/21/2041	JPY	50,000		(22)
Deutsche Bank AG	1 Day EUR EONIA Compounded OIS				Pay	0.37%	3/20/2013	EUR	20,000		21
Deutsche Bank AG	1 Day EUR EONIA Compounded OIS			Receive		0.57%	3/19/2014		20,000		(30)
Deutsche Bank AG		3 Month EUR-EURIBOR			Pay	0.94%	3/19/2014		20,000		42
Deutsche Bank AG		3 Month EUR-EURIBOR		Receive		0.81%	3/20/2013		20,000		(37)
Goldman Sachs & Co	1 Day EUR EONIA Compounded OIS				Pay	0.35%	3/20/2013		10,300		10
Goldman Sachs & Co	1 Day EUR EONIA Compounded OIS			Receive		0.57%	3/19/2014		10,300		(15)
Goldman Sachs & Co		3 Month EUR-EURIBOR		Receive		0.76%	3/20/2013		10,300		(18)
Goldman Sachs & Co		3 Month EUR-EURIBOR			Pay	0.91%	3/19/2014		10,300		21
UBS AG		6 Month AUD Bank Bill			Pay	4.75%	12/14/2017	AUD	800		46
UBS AG		6 Month AUD BBR BBSW			Pay	4.75%	12/15/2017		800		44
Total											$235

All dollar amounts are shown in thousands (000's)

Exchange Cleared Interest Rate Swaps

				(Pay)/Receive				Notional			Unrealized
		Floating Rate Index		Floating Rate		Fixed Rate	Expiration Date	Amount		Appreciation/(Depreciation)
		3 Month CAD Bank Bill			Pay	2.00%	6/16/2016	CAD	3,000		$17
		3 Month LIBOR		Receive		1.50%	6/20/2017		$27,800		(496)
		6 Month AUD BBR BBSW			Pay	4.00%	3/15/2023	AUD	100		1
		6 Month AUD BBR BBSW			Pay	4.25%	3/15/2023		200		5
		6 Month JPY LIBOR			Pay	1.00%	3/21/2023	JPY	280,000		3
		6 Month JPY LIBOR		Receive		2.00%	12/21/2041		50,000		6
Total											$(464)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional		Premiums	Market	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount		Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 30 Year Interest Barclays Bank PLC		6 Month	Receive	3.50%	11/5/2012	EUR	400	$24	$—		$(24)
Rate Swap		EURIBOR
Put - 30 Year Interest Goldman Sachs & Co		3 Month	Receive	2.91%	3/7/2013		$600	48	16		(32)
Rate Swap		LIBOR
Total								$72	$16		$(56)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums	Market	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 5 Year Interest Bank of America NA		3 Month	Receive	1.40%	3/18/2013		$300	$(2)	$(6)		$(4)
Rate Swap		LIBOR
Call - 5 Year Interest Deutsche Bank AG		3 Month	Receive	1.40%	3/18/2013		3,200	(20)	(80)		(60)
Rate Swap		LIBOR
Put - 5 Year Interest Bank of America NA		3 Month	Receive	1.40%	3/18/2013		300	(7)	(1)		6
Rate Swap		LIBOR
Put - 5 Year Interest Barclays Bank PLC		6 Month	Receive	2.80%	11/5/2012	EUR	1,700	(26)	(1)		25
Rate Swap		EURIBOR
Put - 5 Year Interest Deutsche Bank AG		3 Month	Receive	1.40%	3/18/2013		$3,200	(80)	(8)		72
Rate Swap		LIBOR
Total								$(135)	$(96	) $	39

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Options

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Market Value	Appreciation/(Depreciation)
Call	- USD versus CNY; April 2013	$6.34	4/11/2013	700,000	$9	$9	$—
Call	- USD versus CNY; April 2013	$6.34	4/11/2013	700,000	9	9	—
Call	- USD versus CNY; December 2012 $	6.45	12/13/2012	600,000	2	1	(1)
Call	- USD versus CNY; December 2012 $	6.45	12/13/2012	1,200,000	3	1	(2)
Call	- USD versus CNY; December 2012 $	6.45	12/13/2012	500,000	1	—	(1)
Call	- USD versus CNY; January 2013	$6.55	1/9/2013	388,000	3	1	(2)
Call	- USD versus CNY; January 2013	$6.53	1/8/2013	400,000	3	1	(2)
Call	- USD versus CNY; January 2013	$6.55	1/9/2013	389,000	3	1	(2)
Put	- AUD versus USD; February 2013	$0.97	2/5/2013	7,600,000	127	124	(3)
Put	- Molycorp Inc; September 2012	$40 .00	9/22/2012	9	16	25	9
Put	- S&P 500 Index; June 2013	$130.00	6/22/2013	420	3,357	3,196	(161)
Put	- S&P 500 Index; September 2012	$132.50	9/22/2012	350	2,521	119	(2,402)
Total	$6,054	$3,487	$(2,567)

Upfront Premiums	Market	Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Value	Appreciation/(Depreciation)
Call	- Molycorp Inc; September 2012	$40 .00	9/22/2012	9	$—	$—	$—
Call	- S&P 500 Index; June 2013	$160.00	6/22/2013	210	(394)	(409)	(15)
Put	- S&P 500 Index; June 2013	$117.50	6/22/2013	420	(2,015)	(1,909)	106
Put	- S&P 500 Index; September 2012	$122.50	9/22/2012	350	(1,539)	(21)	1,518
Total	$(3,948)	$(2,339)	$1,609

All dollar amounts are shown in thousands (000's)

Credit Default Swaptions

Upfront
Purchased Swaptions	Counterparty	Reference	Buy/Sell	Exercise	Expiration	Notional	Premiums	Market	Unrealized
Outstanding	(Issuer)	Entity	Protection	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 5 Year Credit Bank of America	CDX.HY.17	Buy	98.25%	9/19/2012	$700	$10	$6	$(4)
Default Swap	NA
Total	$10	$6	$(4)
Upfront
Purchased Swaptions	Counterparty	Reference	Buy/Sell	Exercise	Expiration	Notional	Premiums	Market	Unrealized
Outstanding	(Issuer)	Entity	Protection	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 5 Year Credit	JP Morgan Chase	CDX.IG.17	Sell	1.00%	12/19/2012	$1,200	$(5	)$	(5)	$–
Default Swap
Put - 5 Year Credit JP Morgan Chase	CDX.IG.17	Sell	2.00%	12/19/2012	1,200	(9)	–	9
Default Swap
Total	$(14)	$(5) $	9

All dollar amounts are shown in thousands (000's)

Purchased Forward Volatility Agreements

Upfront
Premiums	Unrealized
Description	Counterparty (Issuer)	Expiration Date	Contracts	Paid/(Received)	Market Value	Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on	Goldman Sachs & Co	9/19/2012	100,000	$9	$8	$(1)
the 30 Year Swap Rate, 3 Months
Forward, Strike determined on
09/19/2012
Call & Put - USD Swaption Straddle on	Bank of America NA	9/19/2012	300,000	26	23	(3)
the 30 Year Swap Rate, 3 Months
Forward, Strike determined on
09/19/2012
Call & Put - USD Swaption Straddle on	Deutsche Bank AG	12/10/2012	900,000	76	70	(6)
the 30 Year Swap Rate, 3 Months
Forward, Strike determined on
12/10/2012
Call & Put - USD Swaption Straddle on	Goldman Sachs & Co	12/10/2012	100,000	8	7	(1)
the 30 Year Swap Rate, 3 Months
Forward, Strike determined on
12/10/2012

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Purchased Forward Volatility Agreements (continued)

Upfront
Premiums	Unrealized
Description	Counterparty (Issuer)	Expiration Date	Contracts	Paid/(Received)	Market Value	Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on Goldman Sachs & Co	11/21/2012	800,000	89	87	(2)
the 30 Year Swap Rate, 6 Months
Forward, Strike determined on
11/21/2012
Total	$208	$195	$(13)

All dollar amounts are shown in thousands (000's)

Total Return Swaps

Unrealized
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)
Bank of America NA	Canada 10 Year Bond; December 2012	12/18/2012	$3,297	$13
Bank of America NA	Euro Bobl 5 Year; September 2012	9/10/2012	938	—
Bank of America NA	Euro Buxl 30 Year Bond; September 2012	9/10/2012	167	—
Bank of America NA	Euro Schatz 2yr; September 2012	9/10/2012	4,640	2
Bank of America NA	UK 10 Year Gilt; December 2012	12/28/2012	(3,623)	(13)
Bank of America NA	US 10 Year Note; December 2012	12/20/2012	(797)	(5)
Bank of America NA	US 2 Year Note; December 2012	1/1/2013	(3,968)	(3)
Bank of America NA	US 5 Year Note; December 2012	1/1/2013	621	2
Bank of America NA	US Long Bond; December 2012	12/20/2012	300	3
Morgan Stanley & Co	RTS Index; September 2012	9/18/2012	1,344	76
Morgan Stanley & Co	Swiss Market Index; September 2012	9/24/2012	67	(1)
Total	$74

All dollar amounts are shown in thousands (000's)

Total Return Equity Basket Swaps

Unrealized
Counterparty	Fund Pays	Fund Receives	Expiration Date	Market Value	Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	2/20/2013	$582	$110
month LIBOR plus 0.40%	long and short securities traded in GBP

Unrealized
Counterparty	Fund Pays	Fund Receives	Expiration Date	Market Value	Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	9/20/2013	12	9
week EUR LIBOR plus	long and short French securities
0.40%
Total	$594	$119

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS - (29.70)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Advertising - (0.05)%				Banks - (1.39)%
Lamar Advertising Co (a)	6,300	$209		Bank of America Corp	24,100		$193
Omnicom Group Inc	700	36		Bank of Hawaii Corp	800		37
		$245		Bank of New York Mellon Corp/The	12,281		276
				BB&T Corp	500		16
Aerospace & Defense - (0.20)%				Capital One Financial Corp	5,930		335
Cubic Corp	4,900	248		Citigroup Inc	5,190		154
Esterline Technologies Corp (a)	4,770	285
Finmeccanica SpA (a)	30,080	133		Comerica Inc	35,685		1,096
				Commerzbank AG (a)	203,697		322
L-3 Communications Holdings Inc	1,649	116		Credit Suisse Group AG (a)	13,264		256
Rockwell Collins Inc	1,600	78		Cullen/Frost Bankers Inc	900		50
TransDigm Group Inc (a)	200	28
				DNB ASA	1,984		23
Triumph Group Inc	1,700	101		First Horizon National Corp	16,200		145
		$989		Hancock Holding Co	2,200		65
Agriculture - (0.05)%				Huntington Bancshares Inc/OH	61,547		406
Archer-Daniels-Midland Co	9,789	262		Joyo Bank Ltd/The	6,000		29
				Julius Baer Group Ltd (a)	5,013		164
				M&T Bank Corp	1,454		126
Airlines - (0.10)%				Morgan Stanley	7,400		111
Copa Holdings SA	300	23		Northern Trust Corp	6,411		298
Deutsche Lufthansa AG	60	1		PNC Financial Services Group Inc	4,285		266
International Consolidated Airlines Group SA	13,451	30		Prosperity Bancshares Inc	600		25
(a)
JetBlue Airways Corp (a)	49,393	242		Regions Financial Corp	48,010		334
				Shizuoka Bank Ltd/The	3,000		31
Southwest Airlines Co	22,560	202		Signature Bank/New York NY (a)	900		58
United Continental Holdings Inc (a)	500	9
				State Street Corp	2,544		106
		$507		SunTrust Banks Inc	20,266		511
Apparel - (0.46)%				Suruga Bank Ltd	7,000		81
				SVB Financial Group (a)	2,300		133
Asics Corp	7,993	106
Carter's Inc (a)	100	6		Svenska Handelsbanken AB	3,703		129
Coach Inc	7,800	453		Synovus Financial Corp	156,700		326
Deckers Outdoor Corp (a)	8,100	401		TCF Financial Corp	10,900		121
Hanesbrands Inc (a)	5,700	185		UBS AG	1,520		17
Hugo Boss AG	332	31		Valley National Bancorp	1,300		13
Nike Inc	1,400	136		Zions Bancorporation	27,182		524
Tod's SpA	897	95					$6,777
Under Armour Inc (a)	8,192	476
				Beverages - (0.34)%
VF Corp	1,525	233		Beam Inc	200		12
Warnaco Group Inc/The (a)	2,290	118
				Carlsberg A/S	862		75
		$2,240		Coca-Cola Co/The	3,200		120
				Constellation Brands Inc (a)	10,410		343
Automobile Manufacturers - (0.16)%				Green Mountain Coffee Roasters Inc (a)	21,300		518
Bayerische Motoren Werke AG	138	10
Fiat Industrial SpA	498	5		Heineken NV	2,274		126
Honda Motor Co Ltd	4,100	130		Kirin Holdings Co Ltd	17,000		213
Mazda Motor Corp (a)	39,888	48		Monster Beverage Corp (a)	1,730		102
Nissan Motor Co Ltd	6,800	64		PepsiCo Inc	1,400		101
Oshkosh Corp (a)	400	10		Sapporo Holdings Ltd	2,629		7
Scania AB	6,342	109					$1,617
Toyota Motor Corp	9,100	362		Biotechnology - (0.55)%
Volvo AB - B Shares	884	11		Cubist Pharmaceuticals Inc (a)	1,700		79
		$749		Exelixis Inc (a)	13,580		60
Automobile Parts & Equipment - (0.28)%				Gilead Sciences Inc (a)	16,734		965
BorgWarner Inc (a)	1,500	103		Life Technologies Corp (a)	10,280		490
Continental AG	457	45		Novozymes A/S	7,751		215
				Regeneron Pharmaceuticals Inc (a)	4,870		721
Dana Holding Corp	13,600	186		United Therapeutics Corp (a)	1,400		76
Denso Corp	200	7		Vertex Pharmaceuticals Inc (a)	1,500		80
Johnson Controls Inc	19,190	522
NGK Insulators Ltd	12,000	143					$2,686
NGK Spark Plug Co Ltd	1,000	11		Building Materials - (0.45)%
NOK Corp	300	5		Asahi Glass Co Ltd	25,000		152
Nokian Renkaat OYJ	6,087	239		Buzzi Unicem SpA	12,271		127
Sumitomo Electric Industries Ltd	600	7		Daikin Industries Ltd	6,400		171
Sumitomo Rubber Industries Ltd	3,900	48		Eagle Materials Inc	5,470		233
Tenneco Inc (a)	1,600	48		Fortune Brands Home & Security Inc (a)	6,940		177
		$1,364		Geberit AG (a)	215		45

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Building Materials (continued)				Commercial Services (continued)
HeidelbergCement AG	316	$16		Iron Mountain Inc	2,900		$95
Holcim Ltd (a)	3,575	219		Manpower Inc	3,640		135
Lennox International Inc	1,200	57		Monster Worldwide Inc (a)	8,000		56
LIXIL Group Corp	5,100	110		Quanta Services Inc (a)	18,441		443
Louisiana-Pacific Corp (a)	7,500	101		Randstad Holding NV	3,180		104
Martin Marietta Materials Inc	1,400	107		Rent-A-Center Inc/TX	2,300		81
Masco Corp	6,900	98		Robert Half International Inc	1,600		42
Owens Corning Inc (a)	7,400	247		SAIC Inc	14,680		179
Rinnai Corp	900	66		Securitas AB	509		4
Sumitomo Osaka Cement Co Ltd	3,000	10		Toppan Printing Co Ltd	5,000		29
Taiheiyo Cement Corp	88,486	191		Towers Watson & Co	8,387		456
TOTO Ltd	4,000	30		Western Union Co/The	14,200		250
		$2,157					$6,103
Chemicals - (0.84)%				Computers - (0.95)%
Air Products & Chemicals Inc	2,395	198		Apple Inc	200		133
Air Water Inc	1,000	12		CACI International Inc (a)	900		48
Akzo Nobel NV	535	31		Cadence Design Systems Inc (a)	43,172		570
Ashland Inc	5,693	419		Cognizant Technology Solutions Corp (a)	6,200		399
Balchem Corp	1,990	73		Computer Sciences Corp	2,840		91
BASF SE	1,296	101		EMC Corp/MA (a)	1,000		26
Clariant AG (a)	16,298	183		Hewlett-Packard Co	12,140		205
Dow Chemical Co/The	11,000	323		IHS Inc (a)	100		11
Eastman Chemical Co	2,940	162		International Business Machines Corp	400		78
Ecolab Inc	7,617	488		Jack Henry & Associates Inc	400		15
EI du Pont de Nemours & Co	1,400	70		Logitech International SA (a)	4,899		45
Givaudan SA (a)	174	164		NCR Corp (a)	17,020		381
Huntsman Corp	2,600	37		NetApp Inc (a)	25,938		895
International Flavors & Fragrances Inc	400	24		NTT Data Corp	47		141
Intrepid Potash Inc (a)	10,600	238		SanDisk Corp (a)	21,783		898
JSR Corp	4,400	75		Seagate Technology PLC	400		13
K+S AG	4,184	204		TDK Corp	6,700		257
Kansai Paint Co Ltd	6,000	61		Western Digital Corp (a)	9,727		407
Linde AG	25	4					$4,613
Mitsubishi Chemical Holdings Corp	2,000	8
Mitsubishi Gas Chemical Co Inc	5,000	28		Consumer Products - (0.16)%
Mosaic Co/The	5,560	322		Avery Dennison Corp	6,884		215
Nissan Chemical Industries Ltd	8,800	98		Clorox Co/The	300		22
Praxair Inc	900	95		Husqvarna AB	39,357		188
Shin-Etsu Chemical Co Ltd	2,400	129		Jarden Corp	1,900		92
Showa Denko KK	8,742	15		Scotts Miracle-Gro Co/The	7,230		301
Sumitomo Chemical Co Ltd	88,126	231					$818
Symrise AG	4,597	155		Cosmetics & Personal Care - (0.16)%
Taiyo Nippon Sanso Corp	25,000	125		Avon Products Inc	27,560		426
Ube Industries Ltd/Japan	2,000	4		Oriflame Cosmetics SA	6,340		221
		$4,077		Procter & Gamble Co/The	300		20
Coal - (0.15)%				Shiseido Co Ltd	1,700		24
Arch Coal Inc	57,200	350		Unicharm Corp	1,800		105
Consol Energy Inc	8,900	269					$796
Peabody Energy Corp	300	6		Distribution & Wholesale - (0.23)%
Walter Energy Inc	3,300	108		Fastenal Co	7,100		306
		$733		Fossil Inc (a)	3,810		323
				LKQ Corp (a)	7,173		271
Commercial Services - (1.25)%
Abertis Infraestructuras SA	7,288	99		Watsco Inc	400		30
				WESCO International Inc (a)	1,600		93
Adecco SA (a)	1,087	49
Alliance Data Systems Corp (a)	1,400	193		WW Grainger Inc	500		103
Apollo Group Inc (a)	11,334	304					$1,126
Atlantia SpA	7,924	111		Diversified Financial Services - (0.51)%
Avis Budget Group Inc (a)	27,115	445		Aeon Credit Service Co Ltd	400		8
Chemed Corp	100	7		American Express Co	3,400		198
FTI Consulting Inc (a)	10,000	260		Charles Schwab Corp/The	62,089		838
Geo Group Inc/The	5,400	142		Credit Saison Co Ltd	7,400		174
Global Payments Inc	5,073	211		Franklin Resources Inc	1,700		200
H&R Block Inc	10,800	179		Greenhill & Co Inc	4,100		179
Hertz Global Holdings Inc (a)	157,155	2,229		Jefferies Group Inc	200		3

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Diversified Financial Services (continued)				Electronics (continued)
Legg Mason Inc	8,400	$206		Murata Manufacturing Co Ltd	5,400		$269
Stifel Financial Corp (a)	1,200	39		Omron Corp	1,200		24
T Rowe Price Group Inc	5,900	363		Rogers Corp (a)	5,186		206
Visa Inc	1,400	179		Sensata Technologies Holding NV (a)	3,700		111
Waddell & Reed Financial Inc	2,600	77		Thermo Fisher Scientific Inc	200		11
		$2,464		Trimble Navigation Ltd (a)	3,757		185
				Woodward Inc	3,200		112
Electric - (0.64)%				Yaskawa Electric Corp	1,000		7
A2A SpA	133,580	71		Yokogawa Electric Corp	1,300		15
AES Corp/The	63,808	727					$2,610
Black Hills Corp	1,400	48
Calpine Corp (a)	2,100	37		Energy - Alternate Sources - (0.01)%
CH Energy Group Inc	523	34		Enel Green Power SpA	16,209		27
Chugoku Electric Power Co Inc/The	400	5
CMS Energy Corp	2,500	58
Dominion Resources Inc/VA	3,000	157		Engineering & Construction - (0.22)%
Edison International	4,573	200		Acciona SA	1,196		56
Exelon Corp	2,900	106		ACS Actividades de Construccion y Servicios	4,493		89
				SA
Great Plains Energy Inc	2,900	62		Chicago Bridge & Iron Co NV ADR	1,064		39
Hawaiian Electric Industries Inc	1,800	48
Hokuriku Electric Power Co	4,400	51		Fluor Corp	900		47
				Fraport AG Frankfurt Airport Services	2,458		137
ITC Holdings Corp	1,000	72		Worldwide
Kansai Electric Power Co Inc/The	600	5		Jacobs Engineering Group Inc (a)	9,654		382
Kyushu Electric Power Co Inc	4,700	36		KBR Inc	4,919		133
MDU Resources Group Inc	1,800	39		Orion Marine Group Inc (a)	6,865		52
National Fuel Gas Co	1,780	89
NextEra Energy Inc	2,494	168		Royal Imtech NV	3,872		100
Northeast Utilities	3,152	118					$1,035
NRG Energy Inc	22,128	472		Entertainment - (0.12)%
PPL Corp	3,050	89		Bally Technologies Inc (a)	2,900		128
Red Electrica Corp SA	105	4		DreamWorks Animation SKG Inc (a)	3,400		58
RWE AG	2,541	106		Lottomatica Group SpA	7,803		162
SCANA Corp	200	9		Oriental Land Co Ltd/Japan	500		68
Shikoku Electric Power Co Inc	5,100	62		Penn National Gaming Inc (a)	200		8
Southern Co/The	500	23		Vail Resorts Inc	3,500		180
Terna Rete Elettrica Nazionale SpA	38,290	133					$604
Westar Energy Inc	3,000	87
		$3,116		Environmental Control - (0.23)%
				Calgon Carbon Corp (a)	27,318		373
Electrical Components & Equipment - (0.30)%				Clean Harbors Inc (a)	8,089		440
Acuity Brands Inc	2,600	167		Darling International Inc (a)	2,500		41
AMETEK Inc	900	31		Kurita Water Industries Ltd	4,600		99
Emerson Electric Co	2,800	142		Republic Services Inc	4,345		120
Energizer Holdings Inc	3,496	241		Stericycle Inc (a)	700		64
Furukawa Electric Co Ltd	46,000	91		Waste Management Inc	500		17
GrafTech International Ltd (a)	700	6					$1,154
GS Yuasa Corp	51,000	194
Mabuchi Motor Co Ltd	900	38		Food - (0.61)%
Nidec Corp	6,600	522		Campbell Soup Co	1,100		39
NV Bekaert SA	1,919	50		Colruyt SA	2,497		118
		$1,482		Delhaize Group SA	1,250		50
				Ebro Foods SA	2,867		47
Electronics - (0.53)%				Flowers Foods Inc	4,100		85
Advantest Corp	14,600	214		General Mills Inc	1,100		43
Agilent Technologies Inc	3,032	113		Hain Celestial Group Inc (a)	1,400		97
Amphenol Corp	6,007	365		Hershey Co/The	2,300		165
Anritsu Corp	1,000	12		Hillshire Brands Co	2,765		72
FLIR Systems Inc	9,200	182		Ingredion Inc	5,267		283
Garmin Ltd	800	32		Kellogg Co	1,600		81
Gentex Corp/MI	6,200	109		Kikkoman Corp	9,000		119
Hirose Electric Co Ltd	400	42		McCormick & Co Inc/MD	900		55
Honeywell International Inc	1,440	84		Nissin Foods Holdings Co Ltd	1,000		39
Keyence Corp	100	26		Ralcorp Holdings Inc (a)	5,550		394
Koninklijke Philips Electronics NV	531	12		Safeway Inc	4,400		69
Kyocera Corp	400	35		Smithfield Foods Inc (a)	45,471		878
Mettler-Toledo International Inc (a)	1,670	276		Sysco Corp	2,300		70
Minebea Co Ltd	48,263	168		TreeHouse Foods Inc (a)	2,500		130

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Food (continued)				Healthcare - Services (continued)
United Natural Foods Inc (a)	400	$23		LifePoint Hospitals Inc (a)	2,000		$81
Whole Foods Market Inc	300	29		Mednax Inc (a)	1,600		111
Yakult Honsha Co Ltd	1,700	73		Quest Diagnostics Inc	1,000		61
		$2,959		Tenet Healthcare Corp (a)	6,500		34
				UnitedHealth Group Inc	2,800		152
Forest Products & Paper - (0.04)%				Universal Health Services Inc	2,721		108
International Paper Co	2,500	86					$1,845
OJI Paper Co Ltd	3,000	10
UPM-Kymmene OYJ	6,976	77		Holding Companies - Diversified - (0.03)%
		$173		Leucadia National Corp	7,390		158
Gas - (0.05)%
Enagas SA	1,819	34		Home Builders - (0.73)%
Piedmont Natural Gas Co Inc	2,047	64		DR Horton Inc	86,501		1,642
Questar Corp	400	8		Lennar Corp	42,580		1,381
Snam SpA	6,242	26		NVR Inc (a)	170		141
South Jersey Industries Inc	2,015	102		Toll Brothers Inc (a)	11,307		370
		$234					$3,534
Hand & Machine Tools - (0.20)%				Home Furnishings - (0.11)%
Disco Corp	2,200	110		Matsushita Electric Industrial Co Ltd	3,700		25
Kennametal Inc	700	26		Sharp Corp/Japan	56,000		143
Konecranes OYJ	2,355	59		Whirlpool Corp	4,931		372
Makita Corp	4,200	144					$540
Mori Seiki Co Ltd	14,400	92		Housewares - (0.05)%
Regal-Beloit Corp	300	21
Sandvik AB	4,560	61		Newell Rubbermaid Inc	13,574		243
SMC Corp/Japan	1,200	189
Stanley Black & Decker Inc	3,418	225		Insurance - (1.20)%
		$927		Aflac Inc	17,309		799
				Alleghany Corp (a)	881		297
Healthcare - Products - (0.75)%				Allianz SE	925		101
Alere Inc (a)	3,100	58
Boston Scientific Corp (a)	12,900	70		Allstate Corp/The	4,110		153
Cepheid Inc (a)	4,700	177		Aon PLC	5,160		268
				Arch Capital Group Ltd (a)	2,600		104
DENTSPLY International Inc	8,612	313		Assurant Inc	5,113		180
Edwards Lifesciences Corp (a)	1,200	122
				Assured Guaranty Ltd	7,200		95
Elekta AB	172	9		Cincinnati Financial Corp	7,000		270
Hologic Inc (a)	11,680	229
Hospira Inc (a)	17,488	587		Dai-ichi Life Insurance Co Ltd/The	54		56
Integra LifeSciences Holdings Corp (a)	6,930	273		Everest Re Group Ltd	946		98
Intuitive Surgical Inc (a)	200	98		Hannover Rueckversicherung AG	413		25
				Hartford Financial Services Group Inc	20,189		362
Luxottica Group SpA	4,048	147		Lincoln National Corp	22,131		514
Masimo Corp (a)	2,400	53
				Markel Corp (a)	400		174
Medtronic Inc	2,400	98		MetLife Inc	12,876		440
Nobel Biocare Holding AG (a)	8,904	84
				NKSJ Holdings Inc	1,700		31
Patterson Cos Inc	400	13		Old Republic International Corp	15,400		133
PSS World Medical Inc (a)	2,800	60
				Progressive Corp/The	6,200		121
ResMed Inc	2,000	75		Prudential Financial Inc	10,499		572
Sonova Holding AG (a)	3,388	314
				Sony Financial Holdings Inc	1,900		32
St Jude Medical Inc	1,992	75		Storebrand ASA (a)	12,484		53
STERIS Corp	800	27		Tokio Marine Holdings Inc	2,200		53
Stryker Corp	2,303	123		Travelers Cos Inc/The	500		33
Sysmex Corp	2,400	110		Unum Group	9,997		195
Terumo Corp	5,700	254		WR Berkley Corp	1,400		52
Varian Medical Systems Inc (a)	1,900	112
Volcano Corp (a)	2,800	79		XL Group PLC	23,643		547
							$5,758
		$3,560
				Internet - (1.84)%
Healthcare - Services - (0.38)%				Amazon.com Inc (a)	2,103		522
Aetna Inc	1,654	63		CyberAgent Inc	37		76
Brookdale Senior Living Inc (a)	8,100	176
Centene Corp (a)	2,160	88		Dena Co Ltd	700		19
				eBay Inc (a)	9,616		456
Cigna Corp	9,570	438		Equinix Inc (a)	19,245		3,804
Coventry Health Care Inc	2,200	92		Gree Inc	7,500		125
Fresenius Medical Care AG & Co KGaA	3,050	219		Kakaku.com Inc	6,984		251
HealthSouth Corp (a)	4,700	108
				Netflix Inc (a)	2,700		161
Laboratory Corp of America Holdings (a)	1,300	114
				priceline.com Inc (a)	555		336

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Internet (continued)				Machinery - Diversified (continued)
Rackspace Hosting Inc (a)	8,400	$504		Manitowoc Co Inc/The	10,700		$138
Rakuten Inc	37,300	361		Nabtesco Corp	5,021		92
SBI Holdings Inc/Japan	2,837	174		Nordson Corp	500		29
Start Today Co Ltd	7,999	117		Roper Industries Inc	1,300		134
Symantec Corp (a)	9,140	163					$2,388
Trend Micro Inc/Japan	800	22
United Internet AG	523	11		Media - (0.46)%
ValueClick Inc (a)	5,400	88		Cablevision Systems Corp	4,700		70
				Discovery Communications Inc - A Shares (a)	1,900		104
VeriSign Inc (a)	31,250	1,490
				EW Scripps Co (a)	15,843		164
Yahoo Japan Corp	736	254
		$8,934		FactSet Research Systems Inc	800		74
				Gannett Co Inc	14,100		215
Investment Companies - (0.02)%				Liberty Global Inc - A Shares (a)	200		11
Ares Capital Corp	6,724	116		Mediaset SpA	59,329		119
				Modern Times Group AB	1,024		46
				Scripps Networks Interactive Inc	700		42
Iron & Steel - (0.41)%				Sirius XM Radio Inc (a)	436,128		1,103
Allegheny Technologies Inc	11,167	331		Sky Deutschland AG (a)	54,440		189
ArcelorMittal	6,708	99
Cliffs Natural Resources Inc	4,900	175		Time Warner Inc	2,000		83
Hitachi Metals Ltd	24,000	250		Wolters Kluwer NV	1,221		22
JFE Holdings Inc	6,900	88					$2,242
Nippon Steel Corp	90,824	176		Metal Fabrication & Hardware - (0.13)%
Nucor Corp	4,400	166		Assa Abloy AB	6,871		210
Rautaruukki OYJ	9,797	63		Nachi-Fujikoshi Corp	3,000		9
SSAB AB - A Shares	29,745	224		NTN Corp	23,000		48
ThyssenKrupp AG	10,152	202		Precision Castparts Corp	700		113
United States Steel Corp	10,980	213		Tenaris SA	8,351		174
		$1,987		Worthington Industries Inc	2,600		54
Leisure Products & Services - (0.13)%							$608
Carnival Corp	2,800	97		Mining - (0.51)%
Harley-Davidson Inc	1,700	71		Alcoa Inc	130,719		1,119
Life Time Fitness Inc (a)	5,300	252		Compass Minerals International Inc	3,369		242
Royal Caribbean Cruises Ltd	1,113	31		Dowa Holdings Co Ltd	10,000		66
Shimano Inc	2,000	145		Freeport-McMoRan Copper & Gold Inc	7,100		256
Yamaha Motor Co Ltd	4,700	41		Newmont Mining Corp	9,702		492
		$637		Norsk Hydro ASA	18,569		79
				OSAKA Titanium Technologies Co	1,000		23
Lodging - (0.10)%				Titanium Metals Corp	12,100		148
Las Vegas Sands Corp	3,500	148
Marriott International Inc/DE	4,898	184		Toho Titanium Co Ltd	8,300		82
MGM Resorts International (a)	2,200	22					$2,507
Starwood Hotels & Resorts Worldwide Inc	2,188	121		Miscellaneous Manufacturing - (0.65)%
Wynn Resorts Ltd	400	41		Actuant Corp	3,100		87
		$516		Alfa Laval AB	4,147		71
				CLARCOR Inc	3,196		154
Machinery - Construction & Mining - (0.23)%				Cooper Industries PLC	7,510		549
Atlas Copco AB - A Shares	2,648	59		Danaher Corp	6,662		357
Caterpillar Inc	4,700	401
Hitachi Construction Machinery Co Ltd	8,100	135		Dover Corp	300		17
Joy Global Inc	2,800	149		Eaton Corp	6,462		289
				FUJIFILM Holdings Corp	1,300		21
Komatsu Ltd	14,600	290		Hexcel Corp (a)	5,400		122
Terex Corp (a)	4,900	108
				Illinois Tool Works Inc	1,500		89
		$1,142		Leggett & Platt Inc	4,700		112
Machinery - Diversified - (0.49)%				Nikon Corp	1,000		28
AGCO Corp (a)	3,319	140		Pentair Inc	9,890		420
Chart Industries Inc (a)	8,707	608		Polypore International Inc (a)	8,600		279
Deere & Co	1,100	83		Siemens AG	719		68
FANUC Corp	700	115		SPX Corp	3,436		220
Flowserve Corp	300	38		Textron Inc	10,662		285
FLSmidth & Co A/S	369	21		Trinity Industries Inc	600		17
Gardner Denver Inc	3,980	240					$3,185
Hexagon AB	22,087	442
IDEX Corp	2,000	80		Office & Business Equipment - (0.08)%
Intevac Inc (a)	6,435	40		Canon Inc	300		10
				Ricoh Co Ltd	38,000		301
Kawasaki Heavy Industries Ltd	25,000	53		Seiko Epson Corp	1,500		10
Kubota Corp	14,000	135

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Office & Business Equipment (continued)				Packaging & Containers (continued)
Xerox Corp	5,600	$41		Owens-Illinois Inc (a)	4,670		$82
		$362		Rock-Tenn Co	4,344		290
Office Furnishings - (0.09)%							$518
Interface Inc	31,810	437		Pharmaceuticals - (0.79)%
				Abbott Laboratories	100		7
				Allergan Inc/United States	1,000		86
Oil & Gas - (1.31)%				BioMarin Pharmaceutical Inc (a)	5,000		187
Apache Corp	800	69
Atwood Oceanics Inc (a)	2,800	130		Bristol-Myers Squibb Co	5,700		188
				Eisai Co Ltd	1,600		73
Berry Petroleum Co	1,900	70		Endo Health Solutions Inc (a)	3,546		113
Bill Barrett Corp (a)	13,200	289
				Express Scripts Holding Co (a)	5,160		323
Cabot Oil & Gas Corp	4,102	170		Hisamitsu Pharmaceutical Co Inc	2,179		116
Chesapeake Energy Corp	9,400	182		Jazz Pharmaceuticals PLC(a)	1,000		45
Cimarex Energy Co	1,800	103
Concho Resources Inc (a)	1,700	152		Mead Johnson Nutrition Co	900		66
Continental Resources Inc/OK (a)	1,700	126		Meda AB	5		—
				Medicis Pharmaceutical Corp	3,600		114
Diamond Offshore Drilling Inc	200	13		Merck & Co Inc	1,200		52
Energen Corp	3,392	173		Mitsubishi Tanabe Pharma Corp	1,500		22
Enerplus Corp	2,200	35		Mylan Inc/PA(a)	19,415		458
EOG Resources Inc	1,080	117		Omnicare Inc	2,110		68
EQT Corp	3,086	167		Onyx Pharmaceuticals Inc (a)	2,700		194
Gulfport Energy Corp (a)	3,000	79
				Otsuka Holdings Co Ltd	1,400		43
Helmerich & Payne Inc	1,200	55		Perrigo Co	1,800		198
Hess Corp	4,563	231		Salix Pharmaceuticals Ltd (a)	6,300		277
Inpex Corp	6	34		Sawai Pharmaceutical Co Ltd	900		105
JX Holdings Inc	1,500	8		Stada Arzneimittel AG	8,767		246
Murphy Oil Corp	2,446	125
Neste Oil OYJ	5,475	63		Takeda Pharmaceutical Co Ltd	3,800		179
				Tsumura & Co	3,700		114
Noble Corp	5,700	217		VCA Antech Inc (a)	4,900		95
Petrominerales Ltd	3,726	36		ViroPharma Inc (a)	1,200		32
Pioneer Natural Resources Co	8,051	784		Watson Pharmaceuticals Inc (a)	5,790		471
Plains Exploration & Production Co (a)	2,175	85
QEP Resources Inc	600	17					$3,872
Range Resources Corp	7,963	519		Pipelines - (0.02)%
Rosetta Resources Inc (a)	2,600	112		ONEOK Inc	2,100		93
Rowan Cos PLC (a)	9,963	351
SandRidge Energy Inc (a)	45,900	302
Seadrill Ltd	422	17		Publicly Traded Investment Fund - (0.61)%
Showa Shell Sekiyu KK	4,600	24		iShares MSCI Emerging Markets Index Fund	75,500		2,966
Southwestern Energy Co (a)	18,686	581
Tesoro Corp	9,342	371		Real Estate - (0.16)%
TonenGeneral Sekiyu KK	5,000	42		CBRE Group Inc (a)	13,420		233
Transocean Ltd	600	29		Forest City Enterprises Inc (a)	17,400		262
Ultra Petroleum Corp (a)	10,300	212		Jones Lang LaSalle Inc	4,065		293
Valero Energy Corp	7,919	248					$788
		$6,338
				REITS - (1.07)%
Oil & Gas Services - (0.41)%				Alexandria Real Estate Equities Inc	1,476		109
Baker Hughes Inc	5,200	237		Annaly Capital Management Inc	845		15
Cameron International Corp (a)	2,813	154		Boston Properties Inc	2,775		311
Core Laboratories NV	700	86		BRE Properties Inc	1,839		92
Dresser-Rand Group Inc (a)	5,783	293		DDR Corp	37,278		567
Dril-Quip Inc (a)	700	49		Digital Realty Trust Inc	9,978		743
FMC Technologies Inc (a)	4,300	201		Health Care REIT Inc	11,796		689
Fugro NV	4,503	274		Home Properties Inc	1,415		90
Key Energy Services Inc (a)	2,300	18		Host Hotels & Resorts Inc	51,787		792
Lufkin Industries Inc	5,470	287		Mid-America Apartment Communities Inc	1,341		91
Oil States International Inc (a)	500	39		Prologis Inc	10,226		349
Petroleum Geo-Services ASA	2,475	38		Regency Centers Corp	1,621		80
Schlumberger Ltd	1,400	101		SL Green Realty Corp	11,107		896
Subsea 7 SA	8,388	193		Tanger Factory Outlet Centers	3,972		133
Superior Energy Services Inc (a)	2,700	56		Vornado Realty Trust	1,466		119
		$2,026		Weyerhaeuser Co	6,410		160
Packaging & Containers - (0.11)%							$5,236
Bemis Co Inc	1,200	36		Retail - (1.43)%
Greif Inc	2,480	110		ABC-Mart Inc	3,498		147

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Abercrombie & Fitch Co	2,500	$90		Rambus Inc (a)	5,800		$25
Advance Auto Parts Inc	4,070	290		Rovi Corp (a)	6,800		104
Autogrill SpA	3,445	29		Shinko Electric Industries Co Ltd	16,168		107
Best Buy Co Inc	6,600	117		Silicon Laboratories Inc (a)	1,100		42
Brinker International Inc	400	14		Skyworks Solutions Inc (a)	12,723		387
CarMax Inc (a)	18,049	552		Texas Instruments Inc	8,400		244
Casey's General Stores Inc	300	17		Tokyo Electron Ltd	2,400		113
Cash America International Inc	3,000	117		Xilinx Inc	29,252		992
Cheesecake Factory Inc/The	600	20					$7,098
Children's Place Retail Stores Inc/The (a)	2,800	160
Chipotle Mexican Grill Inc (a)	1,400	404		Software - (0.91)%
				ACI Worldwide Inc (a)	2,720		118
Darden Restaurants Inc	1,300	67
Dick's Sporting Goods Inc	4,567	227		Activision Blizzard Inc	2,900		34
				Adobe Systems Inc (a)	4,300		135
Don Quijote Co Ltd	4,800	175		Allscripts Healthcare Solutions Inc (a)	15,490		163
Family Dollar Stores Inc	300	19
Fast Retailing Co Ltd	1,000	234		Amadeus IT Holding SA	2,241		50
				ANSYS Inc (a)	3,747		261
Jack in the Box Inc (a)	7,782	203
				BMC Software Inc (a)	2,909		120
JC Penney Co Inc	8,000	209		Bottomline Technologies Inc (a)	4,434		100
Kohl's Corp	1,900	99
Ltd Brands Inc	4,200	204		Capcom Co Ltd	700		14
				Cerner Corp (a)	500		36
Lululemon Athletica Inc (a)	4,900	319
				Check Point Software Technologies Ltd (a)	1,500		69
Marui Group Co Ltd	6,200	45		Concur Technologies Inc (a)	10,157		735
Men's Wearhouse Inc	3,900	123
MSC Industrial Direct Co Inc	1,800	125		Dun & Bradstreet Corp/The	2,786		225
				Electronic Arts Inc (a)	9,481		127
Nitori Holdings Co Ltd	3,850	386
Nordstrom Inc	2,800	162		Fidelity National Information Services Inc	1,100		35
				Informatica Corp (a)	5,000		163
Nu Skin Enterprises Inc	4,100	170		MicroStrategy Inc (a)	1,410		177
Penske Automotive Group Inc	4,100	109
PVH Corp	1,640	154		Nomura Research Institute Ltd	2,600		55
				Nuance Communications Inc (a)	14,600		348
Saks Inc (a)	7,400	87
Staples Inc	23,429	256		Oracle Corp	4,900		155
				Parametric Technology Corp (a)	13,160		280
Swatch Group AG/The - BR	320	131
Target Corp	900	58		Quality Systems Inc	800		14
				Red Hat Inc (a)	800		45
Tiffany & Co	6,200	384		Salesforce.com Inc (a)	6,339		920
Urban Outfitters Inc (a)	13,700	514
Walgreen Co	5,730	205		Solera Holdings Inc	400		16
				Take-Two Interactive Software Inc (a)	2,500		25
Wendy's Co/The	6,700	29		Temenos Group AG (a)	4,006		57
Yamada Denki Co Ltd	5,190	251
		$6,902					$4,477
Savings & Loans - (0.03)%				Telecommunications - (1.16)%
				Acme Packet Inc (a)	7,900		151
Hudson City Bancorp Inc	19,800	142
				ADTRAN Inc	14,510		295
				Anixter International Inc	400		24
Semiconductors - (1.47)%				Aruba Networks Inc (a)	26,690		524
Advanced Micro Devices Inc (a)	10,700	40		CenturyLink Inc	1,500		63
Aixtron SE NA	6,980	102		Ciena Corp (a)	18,200		249
Altera Corp	4,700	175		Comtech Telecommunications Corp	6,400		180
ASML Holding NV	423	24		Corning Inc	9,960		119
Atmel Corp (a)	22,900	136		Crown Castle International Corp (a)	7,207		457
Broadcom Corp	2,528	90		Deutsche Telekom AG	15,358		183
Cavium Inc (a)	10,400	336		Elisa OYJ	4,277		90
Cirrus Logic Inc (a)	4,840	201		Finisar Corp (a)	23,500		323
Cree Inc (a)	16,400	463		Harris Corp	6,900		324
Dialog Semiconductor PLC (a)	1,530	33		InterDigital Inc/PA	19,900		672
DSP Group Inc (a)	20,302	116		IPG Photonics Corp (a)	2,900		178
Exar Corp (a)	9,712	74		Juniper Networks Inc (a)	5,000		87
Fairchild Semiconductor International Inc (a)	1,700	25		Koninklijke KPN NV	10,753		92
Hittite Microwave Corp (a)	7,328	384		Leap Wireless International Inc (a)	26,200		143
Infineon Technologies AG	42,984	297		MetroPCS Communications Inc (a)	13,017		127
Intersil Corp	1,000	9		NII Holdings Inc (a)	6,700		42
Lam Research Corp (a)	9,360	320		NTT DOCOMO Inc	25		42
Linear Technology Corp	600	20		Plantronics Inc	500		18
LSI Corp (a)	29,530	230		RF Micro Devices Inc (a)	12,800		48
Microchip Technology Inc	40,154	1,395		SBA Communications Corp (a)	1,100		66
Micron Technology Inc (a)	17,725	110		Softbank Corp	1,600		66
Qualcomm Inc	8,200	504		Swisscom AG	51		21

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000's)
Telecommunications (continued)
Telefonica SA	9,549	$121
ViaSat Inc (a)	2,717	105
Virgin Media Inc	20,446	564
Windstream Corp	26,752	264
		$5,638
Textiles - (0.04)%
Mohawk Industries Inc (a)	2,987	215
Toys, Games & Hobbies - (0.03)%
Nintendo Co Ltd	700	79
Sanrio Co Ltd	1,500	52
		$131
Transportation - (0.50)%
Cargotec Oyj	1,862	44
CH Robinson Worldwide Inc	2,700	153
Expeditors International of Washington Inc	400	15
FedEx Corp	7,070	619
Genesee & Wyoming Inc (a)	1,500	95
Hankyu Hanshin Holdings Inc	7,000	40
JB Hunt Transport Services Inc	1,000	52
Kansas City Southern	3,218	249
Keikyu Corp	3,000	29
Kirby Corp (a)	9,261	487
Knight Transportation Inc	6,000	86
Kuehne + Nagel International AG	369	42
Mitsui OSK Lines Ltd	46,000	116
Nippon Express Co Ltd	1,000	4
Nippon Yusen KK	8,000	16
PostNL NV	39,837	143
Tidewater Inc	2,200	105
United Parcel Service Inc	1,100	81
Yamato Holdings Co Ltd	2,400	40
		$2,416
Trucking & Leasing - (0.03)%
GATX Corp	3,100	128

TOTAL COMMON STOCKS (proceeds $138,206)		$144,327
PREFERRED STOCKS - (0.02)%	Shares	Value(000's)

Automobile Manufacturers - (0.02)%
Porsche Automobil Holding SE	1,923	99

TOTAL PREFERRED STOCKS (proceeds $104)		$99
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (6.86)%	Amount (000's)	Value(000's)

Federal National Mortgage Association (FNMA) - (6.61)%
3.50%, 10/1/2025	$18,000	$19,122
4.50%, 6/1/2041	3,000	3,262
4.50%, 10/1/2041	5,000	5,407
4.50%, 9/1/2042	3,000	3,247
5.00%, 9/1/2040	1,000	1,092
		$32,130

U.S. Treasury - (0.25)%
1.75%, 5/15/2022	800	817
2.00%, 2/15/2022	400	418
		$1,235
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$33,365
OBLIGATIONS (proceeds $33,232)

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2012

COMMON STOCKS - 98.19%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.32%				Automobile Parts & Equipment (continued)
Dentsu Inc	14,300	$364		Bridgestone Corp	51,300		$1,196
Hakuhodo DY Holdings Inc	1,840	121		Cie Generale des Etablissements Michelin	14,187		1,015
JCDecaux SA	5,246	120		Continental AG	6,305		625
Publicis Groupe SA	13,963	724		Denso Corp	38,300		1,284
WPP PLC	99,323	1,287		GKN PLC	122,529		415
		$2,616		JTEKT Corp	17,500		138
				Koito Manufacturing Co Ltd	8,000		100
Aerospace & Defense - 0.80%				NGK Insulators Ltd	21,000		250
BAE Systems PLC	255,990	1,294		NGK Spark Plug Co Ltd	14,000		152
Cobham PLC	85,002	296		NHK Spring Co Ltd	12,500		124
Elbit Systems Ltd	1,835	57		NOK Corp	8,200		138
European Aeronautic Defence and Space Co	32,493	1,237		Nokian Renkaat OYJ	8,833		347
NV				Pirelli & C. SpA	18,746		206
Finmeccanica SpA (a)	31,895	141
				Stanley Electric Co Ltd	11,300		168
Meggitt PLC	61,648	387		Sumitomo Electric Industries Ltd	59,400		672
Rolls-Royce Holdings PLC (a),(b)	147,551	1,922
				Sumitomo Rubber Industries Ltd	13,500		165
Safran SA	18,076	632		Toyoda Gosei Co Ltd	5,100		106
Thales SA	7,175	238		Toyota Boshoku Corp	5,200		60
Zodiac Aerospace	2,689	256		Toyota Industries Corp	12,800		361
		$6,460					$8,005
Agriculture - 1.81%				Banks - 12.85%
British American Tobacco PLC	154,135	8,078		Aozora Bank Ltd	46,000		138
Golden Agri-Resources Ltd	526,000	300		Australia & New Zealand Banking Group Ltd	211,184		5,443
Imperial Tobacco Group PLC	78,450	3,061		Banca Monte dei Paschi di Siena SpA (a)	506,339		142
Japan Tobacco Inc	70,900	2,150		Banco Bilbao Vizcaya Argentaria SA	424,161		3,226
Swedish Match AB	16,235	674		Banco de Sabadell SA	221,228		639
Wilmar International Ltd	151,000	381		Banco Espirito Santo SA (a)	158,325		110
		$14,644		Banco Popolare SC (a)	138,999		202
Airlines - 0.15%				Banco Popular Espanol SA	104,879		239
All Nippon Airways Co Ltd	89,000	197		Banco Santander SA	776,005		5,522
Cathay Pacific Airways Ltd	93,000	152		Bank Hapoalim BM (a)	82,457		255
Deutsche Lufthansa AG	18,045	222		Bank Leumi Le-Israel BM (a)	97,469		225
International Consolidated Airlines Group SA	73,110	163		Bank of East Asia Ltd	107,600		393
(a)				Bank of Kyoto Ltd/The	25,000		199
Qantas Airways Ltd (a)	87,471	104		Bank of Yokohama Ltd/The	96,000		446
Singapore Airlines Ltd	43,000	368		Bankia SA (a)	78,572		141
		$1,206		Banque Cantonale Vaudoise	237		126
				Barclays PLC	915,882		2,666
Apparel - 0.39%				Bendigo and Adelaide Bank Ltd	31,258		245
Adidas AG	16,488	1,290		BNP Paribas SA	76,145		3,296
Asics Corp	11,800	157		BOC Hong Kong Holdings Ltd	291,500		925
Burberry Group PLC	34,579	743		CaixaBank	64,432		245
Christian Dior SA	4,297	612		Chiba Bank Ltd/The	60,000		348
Hugo Boss AG	1,942	179		Chugoku Bank Ltd/The	14,000		192
Yue Yuen Industrial Holdings Ltd	58,500	170		Commerzbank AG (a)	286,565		453
		$3,151		Commonwealth Bank of Australia	125,477		7,121
				Credit Agricole SA (a)	78,747		458
Automobile Manufacturers - 3.26%				Credit Suisse Group AG (a)	96,326		1,856
Bayerische Motoren Werke AG	26,094	1,887		Danske Bank A/S (a)	51,401		890
Daihatsu Motor Co Ltd	15,000	246
Daimler AG	71,436	3,494		DBS Group Holdings Ltd	143,000		1,662
Fiat Industrial SpA	67,445	677		Deutsche Bank AG	73,253		2,597
Fiat SpA (a)	68,980	375		DNB ASA	77,019		884
				Erste Group Bank AG (a)	17,103		344
Fuji Heavy Industries Ltd	46,000	370
Hino Motors Ltd	20,000	139		Fukuoka Financial Group Inc	61,000		241
Honda Motor Co Ltd	128,500	4,094		Gunma Bank Ltd/The	30,000		159
Isuzu Motors Ltd	94,000	482		Hachijuni Bank Ltd/The	33,000		182
Mazda Motor Corp (a)	213,000	257		Hang Seng Bank Ltd	60,300		860
Mitsubishi Motors Corp (a)	306,000	286		HSBC Holdings PLC	1,431,311		12,469
Nissan Motor Co Ltd	196,000	1,838		Intesa Sanpaolo SpA	794,071		1,244
Peugeot SA (a)	18,178	137		Intesa Sanpaolo SpA - RSP	73,489		93
Renault SA	15,149	707		Iyo Bank Ltd/The	20,000		163
Scania AB	25,219	433		Joyo Bank Ltd/The	51,000		246
				Julius Baer Group Ltd (a)	16,284		534
Suzuki Motor Corp	28,700	525
Toyota Motor Corp	217,400	8,645		KBC Groep NV	12,696		275
Volkswagen AG	2,325	378		Lloyds Banking Group PLC (a)	3,326,208		1,755
Volvo AB - B Shares	109,679	1,387		Mediobanca SpA	40,719		190
				Mitsubishi UFJ Financial Group Inc	1,004,000		4,589
		$26,357		Mizrahi Tefahot Bank Ltd (a)	9,621		75
Automobile Parts & Equipment - 0.99%				Mizuho Financial Group Inc	1,800,600		2,907
Aisin Seiki Co Ltd	15,100	483		National Australia Bank Ltd	176,482		4,620

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals (continued)
Natixis	72,875	$199		Air Water Inc	12,000		$140
Nishi-Nippon City Bank Ltd/The	53,000	114		Akzo Nobel NV	18,496		1,067
Nordea Bank AB	207,463	1,914		Arkema SA	4,918		418
Oversea-Chinese Banking Corp Ltd	203,000	1,516		Asahi Kasei Corp	99,000		517
Pohjola Bank PLC	10,921	123		BASF SE	72,385		5,618
Raiffeisen Bank International AG	3,852	128		Brenntag AG	4,059		483
Resona Holdings Inc	148,700	582		Croda International PLC	10,663		399
Royal Bank of Scotland Group PLC (a)	164,271	590		Daicel Corp	23,000		142
Seven Bank Ltd	42,200	117		Denki Kagaku Kogyo KK	38,000		125
Shinsei Bank Ltd	119,000	139		Givaudan SA (a)	655		617
Shizuoka Bank Ltd/The	42,000	437		Hitachi Chemical Co Ltd	8,200		118
Skandinaviska Enskilda Banken AB	111,162	849		Incitec Pivot Ltd	128,359		388
Societe Generale SA (a)	55,046	1,451		Israel Chemicals Ltd	34,654		376
Standard Chartered PLC	188,505	4,164		Johnson Matthey PLC	16,150		616
Sumitomo Mitsui Financial Group Inc	105,900	3,298		JSR Corp	14,100		241
Sumitomo Mitsui Trust Holdings Inc	245,440	688		K+S AG	13,576		663
Suruga Bank Ltd	14,000	162		Kaneka Corp	22,000		109
Svenska Handelsbanken AB	38,907	1,354		Kansai Paint Co Ltd	17,000		172
Swedbank AB	64,763	1,131		Koninklijke DSM NV	12,153		571
UBS AG	286,978	3,202		Kuraray Co Ltd	27,200		315
UniCredit SpA (a)	319,256	1,260		Lanxess AG	6,557		497
Unione di Banche Italiane SCPA	67,513	226		Linde AG	14,580		2,295
United Overseas Bank Ltd	100,000	1,534		Lonza Group AG (a)	4,171		193
Westpac Banking Corp	240,772	6,188		Mitsubishi Chemical Holdings Corp	107,000		416
Wing Hang Bank Ltd	14,000	124		Mitsubishi Gas Chemical Co Inc	30,000		169
Yamaguchi Financial Group Inc	17,000	142		Mitsui Chemicals Inc	68,000		139
		$103,862		Nitto Denko Corp	13,000		603
				Shin-Etsu Chemical Co Ltd	32,400		1,740
Beverages - 2.64%				Showa Denko KK	112,000		190
Anheuser-Busch InBev NV	63,288	5,325		Solvay SA	4,673		524
Asahi Group Holdings Ltd	30,500	740		Sumitomo Chemical Co Ltd	117,000		307
Carlsberg A/S	8,430	729		Syngenta AG	7,455		2,517
Coca Cola Hellenic Bottling Co SA (a)	15,888	297
				Taiyo Nippon Sanso Corp	19,000		95
Coca-Cola Amatil Ltd	44,999	637		Tosoh Corp	40,000		85
Coca-Cola West Co Ltd	4,800	80		Ube Industries Ltd/Japan	80,000		176
DE Master Blenders 1753 NV (a)	46,623	549
				Wacker Chemie AG	1,233		79
Diageo PLC	197,443	5,397		Yara International ASA	14,736		720
Heineken Holding NV	7,945	368					$26,733
Heineken NV	18,158	1,008
Kirin Holdings Co Ltd	68,000	850		Coal - 0.01%
Pernod-Ricard SA	16,690	1,796		Whitehaven Coal Ltd	35,932		122
Remy Cointreau SA	1,758	201
SABMiller PLC	75,304	3,322		Commercial Services - 1.49%
		$21,299		Abertis Infraestructuras SA	28,896		392
Biotechnology - 0.29%				Adecco SA (a)	10,441		472
CSL Ltd	40,222	1,851		Aggreko PLC	21,138		791
Novozymes A/S	19,240	533		Atlantia SpA	26,079		366
		$2,384		Babcock International Group PLC	28,305		421
				Benesse Holdings Inc	5,300		263
Building Materials - 1.03%				Brambles Ltd	122,504		863
Asahi Glass Co Ltd	79,000	481		Bunzl PLC	26,107		466
Boral Ltd	59,783	214		Bureau Veritas SA	4,355		401
Cie de St-Gobain	31,092	1,065		Capita PLC	51,533		591
CRH PLC	56,910	1,002		Dai Nippon Printing Co Ltd	44,000		313
Daikin Industries Ltd	18,500	495		Edenred	13,352		356
Fletcher Building Ltd	53,816	288		Experian PLC	79,519		1,267
Geberit AG (a)	2,983	628
				G4S PLC	111,174		447
HeidelbergCement AG	11,083	558		Intertek Group PLC	12,670		566
Holcim Ltd (a)	18,044	1,105
				Randstad Holding NV	9,493		309
Imerys SA	2,658	131		Secom Co Ltd	16,500		837
James Hardie Industries SE	34,458	300		Securitas AB	24,677		184
Lafarge SA	14,715	700		Serco Group PLC	39,264		351
LIXIL Group Corp	21,000	453		SGS SA	432		870
Rinnai Corp	2,600	190		Sodexo	7,430		587
Sika AG	170	328		Toppan Printing Co Ltd	44,000		259
Taiheiyo Cement Corp	88,000	191		Transurban Group	103,437		648
TOTO Ltd	22,000	165					$12,020
		$8,294
				Computers - 0.37%
Chemicals - 3.31%				AtoS	4,281		250
Air Liquide SA	24,611	2,893		Cap Gemini SA	11,662		428

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
Computershare Ltd	35,033	$306		Fortum OYJ	35,006		$646
Fujitsu Ltd	147,000	601		GDF Suez	100,632		2,473
Gemalto NV	6,243	494		Hokkaido Electric Power Co Inc	14,400		111
Itochu Techno-Solutions Corp	2,000	110		Hokuriku Electric Power Co	13,300		154
NTT Data Corp	99	296		Iberdrola SA	305,967		1,212
Otsuka Corp	1,200	106		Kansai Electric Power Co Inc/The	59,200		443
TDK Corp	9,700	372		Kyushu Electric Power Co Inc	33,600		255
		$2,963		Origin Energy Ltd	85,864		1,062
				Power Assets Holdings Ltd	109,500		888
Consumer Products - 0.49%				Red Electrica Corp SA	8,528		369
Henkel AG & Co KGaA	10,237	635		RWE AG	38,568		1,614
Husqvarna AB	31,816	152		Shikoku Electric Power Co Inc	13,200		161
Reckitt Benckiser Group PLC	51,276	2,900		SP AusNet	131,243		143
Societe BIC SA	2,255	243		SSE PLC	74,453		1,618
		$3,930		Terna Rete Elettrica Nazionale SpA	102,964		357
Cosmetics & Personal Care - 0.63%				Tohoku Electric Power Co Inc	35,700		250
Beiersdorf AG	7,944	569		Tokyo Electric Power Co Inc (a)	114,000		191
Kao Corp	41,500	1,256		Verbund AG	5,366		109
L'Oreal SA	19,008	2,334					$20,863
Shiseido Co Ltd	28,400	406		Electrical Components & Equipment - 1.02%
Unicharm Corp	9,000	524		Brother Industries Ltd	18,600		189
		$5,089		Casio Computer Co Ltd	17,600		128
Distribution & Wholesale - 1.21%				Furukawa Electric Co Ltd	50,000		98
Hitachi High-Technologies Corp	4,900	122		GS Yuasa Corp	28,000		107
ITOCHU Corp	118,700	1,211		Hitachi Ltd	366,000		2,109
Jardine Cycle & Carriage Ltd	8,000	297		Legrand SA	18,682		645
Li & Fung Ltd	460,000	749		Mabuchi Motor Co Ltd	1,900		79
Marubeni Corp	130,000	839		Mitsubishi Electric Corp	152,000		1,240
Mitsubishi Corp	110,800	2,052		Nidec Corp	8,600		681
Mitsui & Co Ltd	136,900	1,923		Prysmian SpA	16,054		268
Sojitz Corp	98,600	133		Schneider Electric SA	41,099		2,589
Sumitomo Corp	88,700	1,181		Ushio Inc	8,300		98
Toyota Tsusho Corp	16,700	342					$8,231
Wolseley PLC	22,494	907		Electronics - 1.05%
		$9,756		Advantest Corp	11,800		173
Diversified Financial Services - 1.11%				Hamamatsu Photonics KK	5,600		199
Aberdeen Asset Management PLC	67,805	300		Hirose Electric Co Ltd	2,400		250
Aeon Credit Service Co Ltd	5,100	98		Hoya Corp	34,300		777
ASX Ltd	13,802	435		Ibiden Co Ltd	9,500		144
Credit Saison Co Ltd	12,400	291		Keyence Corp	3,640		963
Daiwa Securities Group Inc	131,000	477		Koninklijke Philips Electronics NV	81,922		1,880
Deutsche Boerse AG	15,210	784		Kyocera Corp	12,100		1,045
GAM Holding AG (a)	14,697	174		Murata Manufacturing Co Ltd	16,000		796
Hong Kong Exchanges and Clearing Ltd	80,900	1,079		NEC Corp	205,000		294
ICAP PLC	43,279	218		Nippon Electric Glass Co Ltd	29,000		138
Investec PLC	42,439	253		Omron Corp	16,000		315
London Stock Exchange Group PLC	13,888	219		Rexel SA	8,476		165
Macquarie Group Ltd	26,102	729		Toshiba Corp	317,000		1,019
Man Group PLC	143,477	163		Yaskawa Electric Corp	17,000		112
Mitsubishi UFJ Lease & Finance Co Ltd	4,590	198		Yokogawa Electric Corp	15,900		187
Nomura Holdings Inc	286,200	955					$8,457
Old Mutual PLC	383,563	1,013		Energy - Alternate Sources - 0.03%
ORIX Corp	8,250	768		Enel Green Power SpA	137,917		226
Partners Group Holding AG	1,052	202
Schroders PLC	8,906	201
Singapore Exchange Ltd	68,000	385		Engineering & Construction - 1.29%
		$8,942		ABB Ltd (a)	173,302		3,006
				Acciona SA	1,753		82
Electric - 2.58%				ACS Actividades de Construccion y Servicios	11,159		221
AGL Energy Ltd	42,718	671		SA
Chubu Electric Power Co Inc	50,800	606		Aeroports de Paris	2,340		185
Chugoku Electric Power Co Inc/The	23,400	296		Aker Solutions ASA	12,956		236
CLP Holdings Ltd	142,000	1,184		Auckland International Airport Ltd	72,961		153
Contact Energy Ltd (a)	28,998	114
				Balfour Beatty PLC	54,185		241
E.ON AG	141,928	3,257		Bouygues SA	14,889		370
EDP - Energias de Portugal SA	150,411	367		Cheung Kong Infrastructure Holdings Ltd	39,000		236
Electric Power Development Co Ltd	9,200	220		Chiyoda Corp	12,000		159
Electricite de France SA	18,942	385		Ferrovial SA	31,794		375
Enel SpA	518,751	1,707

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Food Service - 0.21%
Fraport AG Frankfurt Airport Services	2,899	$161		Compass Group PLC	148,001		$1,665
Worldwide
Hochtief AG (a)	2,427	114
JGC Corp	16,000	496		Forest Products & Paper - 0.24%
				Holmen AB	4,162		107
Kajima Corp	67,000	186		Nippon Paper Group Inc	7,800		93
Kinden Corp	10,000	62		OJI Paper Co Ltd	63,000		198
Koninklijke Boskalis Westminster NV	5,708	193
Leighton Holdings Ltd	11,955	199		Stora Enso OYJ	43,436		262
				Svenska Cellulosa AB	45,627		815
Obayashi Corp	51,000	222		UPM-Kymmene OYJ	41,438		458
SembCorp Industries Ltd	77,000	350
Shimizu Corp	47,000	151					$1,933
Singapore Technologies Engineering Ltd	121,000	331		Gas - 1.14%
Skanska AB	29,942	460		Centrica PLC	408,560		2,122
Taisei Corp	81,000	221		Enagas SA	14,111		262
Vinci SA	36,260	1,574		Gas Natural SDG SA	27,354		337
WorleyParsons Ltd	16,221	447		Hong Kong & China Gas Co Ltd	410,647		968
		$10,431		National Grid PLC	281,307		3,054
				Osaka Gas Co Ltd	148,000		648
Entertainment - 0.25%				Snam SpA	133,253		560
Genting Singapore PLC	481,000	528		Toho Gas Co Ltd	32,000		209
OPAP SA	17,598	123		Tokyo Gas Co Ltd	194,000		1,073
Oriental Land Co Ltd/Japan	3,900	526
Sankyo Co Ltd	3,800	176					$9,233
Tabcorp Holdings Ltd	57,540	174		Hand & Machine Tools - 0.36%
Tatts Group Ltd	107,411	302		Fuji Electric Co Ltd	44,000		88
Toho Co Ltd/Tokyo	8,900	155		Makita Corp	8,800		303
		$1,984		Sandvik AB	79,086		1,055
				Schindler Holding AG - PC	3,831		451
Environmental Control - 0.02%				Schindler Holding AG - REG	1,697		200
Kurita Water Industries Ltd	8,900	191		SMC Corp/Japan	4,200		662
				THK Co Ltd	9,500		149
Food - 5.49%							$2,908
Ajinomoto Co Inc	51,000	778
Aryzta AG (a)	6,874	338		Healthcare - Products - 0.85%
Associated British Foods PLC	28,076	590		Cie Generale d'Optique Essilor International	15,845		1,382
Barry Callebaut AG (a)	143	135		SA
Carrefour SA	45,507	952		Cochlear Ltd	4,487		314
Casino Guichard Perrachon SA	4,360	386		Coloplast A/S	1,794		358
Colruyt SA	5,976	284		Elekta AB	7,230		368
Danone SA	45,619	2,840		Fresenius SE & Co KGaA	9,767		1,041
Delhaize Group SA	8,030	318		Getinge AB	15,773		469
Distribuidora Internacional de Alimentacion	48,184	256		Luxottica Group SpA	9,235		336
				QIAGEN NV (a)	18,560		333
SA
First Pacific Co Ltd/Hong Kong	166,000	179		Shimadzu Corp	19,000		132
J Sainsbury PLC	96,508	502		Smith & Nephew PLC	70,665		750
				Sonova Holding AG (a)	3,872		358
Jeronimo Martins SGPS SA	17,358	290
Kerry Group PLC	11,765	564		Straumann Holding AG	680		81
Kesko OYJ	5,009	132		Sysmex Corp	5,700		262
Kikkoman Corp	13,000	172		Terumo Corp	12,000		534
				William Demant Holding A/S (a)	2,069		178
Koninklijke Ahold NV	82,422	1,019
Lindt & Spruengli AG (a)	8	289					$6,896
Lindt & Spruengli AG - PC (a)	70	218		Healthcare - Services - 0.26%
MEIJI Holdings Co Ltd	4,800	224		Fresenius Medical Care AG & Co KGaA	16,565		1,192
Metcash Ltd	68,107	258		Miraca Holdings Inc	4,400		197
Metro AG	10,217	307		Ramsay Health Care Ltd	10,352		267
Nestle SA	260,071	16,157		Sonic Healthcare Ltd	29,272		407
Nippon Meat Packers Inc	14,000	189					$2,063
Nisshin Seifun Group Inc	15,000	182
Nissin Foods Holdings Co Ltd	4,600	178		Holding Companies - Diversified - 1.09%
Olam International Ltd	125,000	193		Exor SpA	5,052		120
Suedzucker AG	5,223	175		GEA Group AG	13,762		363
Tate & Lyle PLC	36,719	383		Groupe Bruxelles Lambert SA	6,358		438
TESCO PLC	633,625	3,384		Hutchison Whampoa Ltd	168,000		1,474
Toyo Suisan Kaisha Ltd	7,000	174		Industrivarden AB	9,279		124
Unilever NV - CVA	128,380	4,477		Keppel Corp Ltd	113,200		1,018
Unilever PLC	101,149	3,635		LVMH Moet Hennessy Louis Vuitton SA	20,020		3,262
WM Morrison Supermarkets PLC	184,290	819		Noble Group Ltd	304,000		294
Woolworths Ltd	96,985	2,975		NWS Holdings Ltd	112,500		180
Yakult Honsha Co Ltd	7,600	327		Swire Pacific Ltd	53,500		634
Yamazaki Baking Co Ltd	9,000	119		Wendel SA	2,590		195
		$44,398

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Holding Companies - Diversified (continued)				Investment Companies (continued)
Wharf Holdings Ltd	119,000	$736		Investment AB Kinnevik	16,208		$328
		$8,838		Investor AB	35,896		743
				Israel Corp Ltd/The	180		104
Home Builders - 0.15%				Pargesa Holding SA	2,130		135
Daiwa House Industry Co Ltd	40,000	560		Ratos AB	15,100		135
Sekisui Chemical Co Ltd	34,000	280					$1,600
Sekisui House Ltd	43,000	404
		$1,244		Iron & Steel - 0.62%
				Acerinox SA	7,859		84
Home Furnishings - 0.34%				ArcelorMittal	73,809		1,092
Electrolux AB	18,959	458		Daido Steel Co Ltd	22,000		114
Matsushita Electric Industrial Co Ltd	174,000	1,190		Evraz PLC	26,400		94
Sharp Corp/Japan	79,000	201		Fortescue Metals Group Ltd	110,429		408
Sony Corp	79,200	897		Hitachi Metals Ltd	13,000		135
		$2,746		Japan Steel Works Ltd/The	25,000		135
Insurance - 4.65%				JFE Holdings Inc	36,300		461
Admiral Group PLC	16,037	302		Kobe Steel Ltd	196,000		151
Aegon NV	135,449	695		Nippon Steel Corp	402,000		781
Ageas	18,406	409		Nisshin Steel Co Ltd	55,000		52
AIA Group Ltd	806,800	2,783		Salzgitter AG	3,079		113
Allianz SE	35,882	3,928		SSAB AB - A Shares	12,334		93
AMP Ltd	228,149	1,056		Sumitomo Metal Industries Ltd	265,000		378
Assicurazioni Generali SpA	92,022	1,309		ThyssenKrupp AG	30,410		605
Aviva PLC	229,959	1,192		Voestalpine AG	8,660		248
AXA SA	139,333	2,009		Yamato Kogyo Co Ltd	3,300		99
Baloise Holding AG	3,743	275					$5,043
CNP Assurances	11,706	142		Leisure Products & Services - 0.21%
Dai-ichi Life Insurance Co Ltd/The	670	688		Carnival PLC	14,280		489
Delta Lloyd NV	10,926	151		Sega Sammy Holdings Inc	15,700		327
Gjensidige Forsikring ASA	15,762	202		Shimano Inc	5,800		421
Hannover Rueckversicherung AG	4,752	290		Tui Travel PLC	35,244		119
ING Groep NV (a)	301,858	2,301
				Yamaha Corp	12,400		125
Insurance Australia Group Ltd	163,848	706		Yamaha Motor Co Ltd	22,100		192
Legal & General Group PLC	462,910	941					$1,673
Mapfre SA	60,674	147
MS&AD Insurance Group Holdings	39,900	633		Lodging - 0.55%
Muenchener Rueckversicherungs AG	14,134	2,089		Accor SA	11,641		368
NKSJ Holdings Inc	29,450	534		City Developments Ltd	39,000		361
Prudential PLC	201,101	2,512		Crown Ltd	31,572		294
QBE Insurance Group Ltd	93,128	1,259		Echo Entertainment Group Ltd	58,560		248
Resolution Ltd	109,677	377		Galaxy Entertainment Group Ltd (a)	115,000		328
RSA Insurance Group PLC	279,885	507		InterContinental Hotels Group PLC	22,964		586
Sampo OYJ	33,029	946		MGM China Holdings Ltd	74,800		124
SCOR SE	12,866	316		Sands China Ltd	190,400		675
Sony Financial Holdings Inc	13,700	227		Shangri-La Asia Ltd	124,166		233
Standard Life PLC	185,811	782		SJM Holdings Ltd	153,000		324
Suncorp Group Ltd	101,396	967		Sky City Entertainment Group Ltd	45,470		138
Swiss Life Holding AG (a)	2,402	272		Whitbread PLC	14,024		474
Swiss Re AG (a)	27,754	1,737		Wynn Macau Ltd	122,800		283
T&D Holdings Inc	45,700	466					$4,436
Tokio Marine Holdings Inc	57,100	1,379
Tryg A/S	1,933	120		Machinery - Construction & Mining - 0.42%
Vienna Insurance Group AG Wiener	3,026	127		Atlas Copco AB - A Shares	52,922		1,181
Versicherung Gruppe				Atlas Copco AB - B Shares	30,753		608
Zurich Insurance Group AG (a)	11,614	2,788		Hitachi Construction Machinery Co Ltd	8,500		142
		$37,564		Komatsu Ltd	73,600		1,460
							$3,391
Internet - 0.26%
Dena Co Ltd	8,300	231		Machinery - Diversified - 1.04%
Gree Inc	7,300	122		Alstom SA	16,248		577
Iliad SA	1,798	285		Amada Co Ltd	28,000		128
Rakuten Inc	57,200	553		Andritz AG	5,737		296
SBI Holdings Inc/Japan	1,769	108		FANUC Corp	15,100		2,481
Trend Micro Inc/Japan	8,300	232		Hexagon AB	18,662		374
United Internet AG	7,625	154		IHI Corp	104,000		224
Yahoo Japan Corp	1,147	396		Kawasaki Heavy Industries Ltd	112,000		239
		$2,081		Kone OYJ	12,271		750
				Kubota Corp	86,000		831
Investment Companies - 0.20%				MAN SE	3,333		307
Delek Group Ltd	354	52		Metso OYJ	10,072		359
Eurazeo	2,351	103		Mitsubishi Heavy Industries Ltd	239,000		993

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Diversified (continued)				Miscellaneous Manufacturing (continued)
Nabtesco Corp	8,000	$147		Orkla ASA	60,817		$449
Sumitomo Heavy Industries Ltd	44,000	152		Siemens AG	64,843		6,121
Weir Group PLC/The	16,747	434		Smiths Group PLC	30,945		513
Zardoya Otis SA	12,144	141		Sulzer AG	1,890		255
		$8,433		Wartsila OYJ Abp	13,213		425
Media - 0.80%							$11,365
Axel Springer AG	3,119	142		Office & Business Equipment - 0.43%
British Sky Broadcasting Group PLC	86,224	1,043		Canon Inc	89,300		2,976
Fairfax Media Ltd	176,089	77		Ricoh Co Ltd	50,000		396
ITV PLC	291,381	385		Seiko Epson Corp	10,200		66
Jupiter Telecommunications Co Ltd	164	167					$3,438
Kabel Deutschland Holding AG (a)	6,976	462
Lagardere SCA	9,301	261		Oil & Gas - 7.49%
Mediaset SpA	55,855	112		BG Group PLC	267,704		5,475
Modern Times Group AB	3,590	164		BP PLC	1,499,487		10,518
Pearson PLC	64,308	1,220		Caltex Australia Ltd	10,639		172
Reed Elsevier NV	54,215	708		Cosmo Oil Co Ltd	43,000		83
Reed Elsevier PLC	95,955	900		Eni SpA	200,486		4,424
Singapore Press Holdings Ltd	127,000	404		Galp Energia SGPS SA	18,233		274
Wolters Kluwer NV	23,792	428		Idemitsu Kosan Co Ltd	1,700		137
		$6,473		Inpex Corp	173		990
				Japan Petroleum Exploration Co	2,300		90
Metal Fabrication & Hardware - 0.38%				JX Holdings Inc	177,030		922
Assa Abloy AB	26,135	798		Lundin Petroleum AB (a)	17,538		395
Maruichi Steel Tube Ltd	3,700	71		Neste Oil OYJ	10,104		116
NSK Ltd	35,000	206		OMV AG	11,606		385
NTN Corp	36,000	76		Repsol SA	64,349		1,182
Sims Metal Management Ltd	12,931	123		Royal Dutch Shell PLC - A Shares	291,284		10,190
SKF AB	30,891	641		Royal Dutch Shell PLC - B Shares	208,384		7,518
Tenaris SA	37,215	774		Santos Ltd	75,258		878
Vallourec SA	8,135	377		Seadrill Ltd	27,736		1,138
		$3,066		Showa Shell Sekiyu KK	14,800		76
				Statoil ASA	87,953		2,249
Mining - 4.19%				TonenGeneral Sekiyu KK	22,000		186
Alumina Ltd	192,311	148		Total SA	167,658		8,359
Anglo American PLC	109,552	3,042		Transocean Ltd	27,623		1,333
Antofagasta PLC	31,078	545		Tullow Oil PLC	71,443		1,546
BHP Billiton Ltd	254,120	8,415		Woodside Petroleum Ltd	51,946		1,850
BHP Billiton PLC	166,451	4,871					$60,486
Boliden AB	21,555	316
Eurasian Natural Resources Corp PLC	20,297	97		Oil & Gas Services - 0.51%
Fresnillo PLC	14,131	350		Amec PLC	25,385		446
Glencore International PLC	300,066	1,833		Cie Generale de Geophysique - Veritas (a)	10,779		312
Iluka Resources Ltd	32,998	317		Fugro NV	5,452		332
Kazakhmys PLC	16,510	155		Petrofac Ltd	20,443		487
Lonmin PLC	12,777	116		Saipem SpA	20,866		988
Lynas Corp Ltd (a)	135,146	90		SBM Offshore NV (a)	13,511		191
Mitsubishi Materials Corp	88,000	248		Subsea 7 SA	22,180		510
Newcrest Mining Ltd	60,289	1,561		Technip SA	7,872		827
Norsk Hydro ASA	73,375	315					$4,093
Orica Ltd	28,766	723
OZ Minerals Ltd	24,300	157		Packaging & Containers - 0.17%
Randgold Resources Ltd	6,873	704		Amcor Ltd/Australia	95,098		742
Rio Tinto Ltd	34,342	1,764		Rexam PLC	69,134		465
Rio Tinto PLC	105,638	4,612		Toyo Seikan Kaisha Ltd	11,900		129
Sumitomo Metal Mining Co Ltd	41,000	426					$1,336
Umicore SA	8,984	426		Pharmaceuticals - 8.58%
Vedanta Resources PLC	8,379	115		Actelion Ltd (a)	8,740		412
Xstrata PLC	165,648	2,502		Alfresa Holdings Corp	3,300		163
		$33,848		Astellas Pharma Inc	35,000		1,714
Miscellaneous Manufacturing - 1.41%				AstraZeneca PLC	99,569		4,658
Alfa Laval AB	26,446	452		Bayer AG	65,171		5,047
ALS Ltd/Queensland	26,600	228		Celesio AG	6,703		122
FUJIFILM Holdings Corp	36,500	609		Chugai Pharmaceutical Co Ltd	17,600		351
IMI PLC	25,304	346		Daiichi Sankyo Co Ltd	53,100		879
Invensys PLC	64,052	246		Dainippon Sumitomo Pharma Co Ltd	12,500		138
Konica Minolta Holdings Inc	37,500	279		Eisai Co Ltd	19,900		911
				Elan Corp PLC (a)	39,640		451
Melrose PLC	94,831	356
Nikon Corp	26,900	747		GlaxoSmithKline PLC	395,322		8,960
				Grifols SA (a)	11,754		331
Olympus Corp	17,100	339

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Hisamitsu Pharmaceutical Co Inc	4,900	$262		CFS Retail Property Trust Group	156,651		$311
Kyowa Hakko Kirin Co Ltd	20,000	224		Corio NV	5,091		217
Medipal Holdings Corp	11,600	167		Dexus Property Group	362,293		359
Merck KGaA	5,093	582		Fonciere Des Regions	2,053		144
Mitsubishi Tanabe Pharma Corp	17,700	263		Gecina SA	1,729		165
Novartis AG	181,283	10,690		Goodman Group	122,119		505
Novo Nordisk A/S	32,096	5,043		GPT Group	112,764		409
Ono Pharmaceutical Co Ltd	6,500	405		Hammerson PLC	56,172		407
Orion OYJ	7,610	156		ICADE	1,844		140
Otsuka Holdings Co Ltd	28,600	874		Japan Prime Realty Investment Corp	61		171
Roche Holding AG	55,369	10,066		Japan Real Estate Investment Corp	43		420
Sanofi	93,693	7,664		Japan Retail Fund Investment Corp	148		253
Santen Pharmaceutical Co Ltd	5,800	254		Klepierre	7,860		253
Shionogi & Co Ltd	23,500	340		Land Securities Group PLC	61,412		771
Shire PLC	44,333	1,342		Link REIT/The	178,500		797
Suzuken Co Ltd	5,600	190		Mirvac Group	269,389		377
Taisho Pharmaceutical Holdings Co Ltd	2,800	227		Nippon Building Fund Inc	48		487
Takeda Pharmaceutical Co Ltd	62,200	2,924		Nomura Real Estate Office Fund Inc	22		127
Teva Pharmaceutical Industries Ltd	73,322	2,906		Segro PLC	58,465		215
Tsumura & Co	4,700	145		Stockland	177,339		584
UCB SA	8,671	425		Unibail-Rodamco SE	7,235		1,472
		$69,286		Westfield Group	170,018		1,748
				Westfield Retail Trust	228,662		684
Pipelines - 0.03%							$12,622
APA Group	50,792	254
				Retail - 2.56%
				ABC-Mart Inc	2,100		88
Private Equity - 0.03%				Aeon Co Ltd	47,300		545
3i Group PLC	76,535	250		Autogrill SpA	9,022		77
				Cie Financiere Richemont SA	41,139		2,517
Publicly Traded Investment Fund - 1.21%				Citizen Holdings Co Ltd	20,700		116
iShares MSCI EAFE Index Fund	189,457	9,776		FamilyMart Co Ltd	4,600		222
				Fast Retailing Co Ltd	4,200		983
				Harvey Norman Holdings Ltd	41,860		89
Real Estate - 1.70%				Hennes & Mauritz AB	74,825		2,703
Aeon Mall Co Ltd	5,700	134
CapitaLand Ltd	202,000	489		Inditex SA	17,194		1,910
				Isetan Mitsukoshi Holdings Ltd	28,000		293
CapitaMalls Asia Ltd	107,000	142		J Front Retailing Co Ltd	38,000		191
Cheung Kong Holdings Ltd	110,000	1,502
Daito Trust Construction Co Ltd	5,700	558		Kingfisher PLC	186,735		818
				Lawson Inc	4,700		360
Fraser and Neave Ltd	73,000	481		Lifestyle International Holdings Ltd	39,500		87
Global Logistic Properties Ltd	163,000	311
Hang Lung Group Ltd	69,000	432		Marks & Spencer Group PLC	126,638		720
				Marui Group Co Ltd	17,600		129
Hang Lung Properties Ltd	176,000	604		McDonald's Holdings Co Japan Ltd	5,200		147
Henderson Land Development Co Ltd	75,000	463
Hopewell Holdings Ltd	44,500	143		Next PLC	13,049		740
				Nitori Holdings Co Ltd	2,700		271
Hulic Co Ltd	18,900	95		PPR	5,957		929
Hysan Development Co Ltd	50,000	225
IMMOFINANZ AG	73,327	235		Seven & I Holdings Co Ltd	59,400		1,807
				Shimamura Co Ltd	1,700		202
Keppel Land Ltd	59,000	161		Swatch Group AG/The - BR	2,430		993
Kerry Properties Ltd	56,500	269
Lend Lease Group	42,884	378		Swatch Group AG/The - REG	3,422		241
				Takashimaya Co Ltd	21,000		150
Mitsubishi Estate Co Ltd	99,000	1,747		USS Co Ltd	1,730		187
Mitsui Fudosan Co Ltd	66,000	1,233
New World Development Co Ltd	291,000	363		Wesfarmers Ltd	79,322		2,840
Nomura Real Estate Holdings Inc	7,500	126		Yamada Denki Co Ltd	6,860		331
NTT Urban Development Corp	91	69					$20,686
Sino Land Co Ltd	233,073	384		Semiconductors - 0.60%
Sumitomo Realty & Development Co Ltd	28,000	688		ARM Holdings PLC	108,519		986
Sun Hung Kai Properties Ltd	124,000	1,614		ASM Pacific Technology Ltd	15,700		175
Swiss Prime Site AG (a)	3,856	317		ASML Holding NV	33,088		1,878
Tokyu Land Corp	34,000	168		Infineon Technologies AG	85,646		591
UOL Group Ltd	36,000	153		Rohm Co Ltd	7,600		250
Wheelock & Co Ltd	72,000	275		STMicroelectronics NV	50,232		298
		$13,759		Sumco Corp (a)	9,100		69
REITS - 1.56%				Tokyo Electron Ltd	13,500		638
Ascendas Real Estate Investment Trust	150,000	284					$4,885
British Land Co PLC	66,554	570		Shipbuilding - 0.06%
Capital Shopping Centres Group PLC	44,321	237		Cosco Corp Singapore Ltd	79,000		62
CapitaMall Trust	184,000	293		SembCorp Marine Ltd	66,000		265
Centro Retail Australia	100,379	222

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Shipbuilding (continued)				Transportation - 1.78%
Yangzijiang Shipbuilding Holdings Ltd	151,000	$120		AP Moeller - Maersk A/S - A shares	43	$265
		$447		AP Moeller - Maersk A/S - B shares	104	678
				Asciano Ltd	76,870	358
Software - 0.86%				Central Japan Railway Co	114	994
Amadeus IT Holding SA	24,692	551		ComfortDelGro Corp Ltd	148,000	199
Dassault Systemes SA	4,880	473		Deutsche Post AG	66,697	1,294
Konami Corp	7,900	182		DSV A/S	14,974	325
Nexon Co Ltd (a)	8,500	123
				East Japan Railway Co	26,800	1,799
Nomura Research Institute Ltd	8,000	168		Groupe Eurotunnel SA	44,178	331
Oracle Corp Japan	3,000	145		Hankyu Hanshin Holdings Inc	90,000	512
Sage Group PLC/The	99,870	470		Hutchison Port Holdings Trust	412,000	289
SAP AG	72,588	4,769		Kamigumi Co Ltd	18,000	145
Square Enix Holdings Co Ltd	5,000	84		Kawasaki Kisen Kaisha Ltd	70,000	94
		$6,965		Keikyu Corp	37,000	362
Storage & Warehousing - 0.01%				Keio Corp	46,000	361
Mitsubishi Logistics Corp	10,000	114		Keisei Electric Railway Co Ltd	22,000	213
				Kintetsu Corp	128,000	528
				Koninklijke Vopak NV	5,541	355
Telecommunications - 5.89%				Kuehne + Nagel International AG	4,256	484
Alcatel-Lucent/France (a)	183,262	208
				Mitsui OSK Lines Ltd	86,000	217
Belgacom SA	11,988	355		MTR Corp Ltd	114,000	410
Bezeq The Israeli Telecommunication Corp	147,893	169		Neptune Orient Lines Ltd/Singapore (a)	71,000	62
Ltd				Nippon Express Co Ltd	67,000	264
BT Group PLC	615,169	2,125		Nippon Yusen KK	127,000	258
Deutsche Telekom AG	221,364	2,640		Odakyu Electric Railway Co Ltd	49,000	521
Elisa OYJ	11,171	236		Orient Overseas International Ltd	17,500	94
Eutelsat Communications SA	10,408	320		QR National Ltd	134,607	489
Foxconn International Holdings Ltd (a)	173,000	55
				TNT Express NV	25,689	289
France Telecom SA	146,130	2,018		Tobu Railway Co Ltd	81,000	451
Inmarsat PLC	35,323	321		Tokyu Corp	90,000	443
KDDI Corp	212	1,521		Toll Holdings Ltd	53,691	258
Koninklijke KPN NV	78,972	677		West Japan Railway Co	13,400	587
Millicom International Cellular SA	4,987	429		Yamato Holdings Co Ltd	29,500	491
Mobistar SA	2,365	75				$14,420
NICE Systems Ltd (a)	4,717	148
Nippon Telegraph & Telephone Corp	34,400	1,595		Water - 0.20%
Nokia OYJ	295,138	832		Severn Trent PLC	18,772	516
NTT DOCOMO Inc	1,204	2,051		Suez Environnement Co	22,116	248
PCCW Ltd	315,000	121		United Utilities Group PLC	53,733	605
Portugal Telecom SGPS SA	49,458	241		Veolia Environnement SA	26,620	282
SES SA	23,945	616				$1,651
Singapore Telecommunications Ltd	628,000	1,709		TOTAL COMMON STOCKS		$793,331
Softbank Corp	69,800	2,855		PREFERRED STOCKS - 0.52%	Shares Held	Value(000	's)
StarHub Ltd	47,000	136
Swisscom AG	1,837	737		Automobile Manufacturers - 0.35%
TDC A/S	39,011	259		Bayerische Motoren Werke AG	4,114	206
Tele2 AB	25,046	440		Porsche Automobil Holding SE	12,068	623
Telecom Corp of New Zealand Ltd	149,294	295		Volkswagen AG	11,398	2,007
Telecom Italia SpA	740,162	688				$2,836
Telecom Italia SpA - RSP	474,915	376		Consumer Products - 0.13%
Telefonaktiebolaget LM Ericsson	237,342	2,216		Henkel AG & Co KGaA	14,041	1,059
Telefonica SA	317,745	4,016
Telekom Austria AG	17,456	139
Telenet Group Holding NV	4,472	174		Electric - 0.02%
Telenor ASA	57,033	1,043		RWE AG	3,074	116
TeliaSonera AB	170,626	1,179
Telstra Corp Ltd	343,221	1,366		Media - 0.02%
Vivendi SA	101,573	1,988		ProSiebenSat.1 Media AG	6,897	166
Vodafone Group PLC	3,889,150	11,216
		$47,585		TOTAL PREFERRED STOCKS		$4,177
Textiles - 0.11%					Maturity
Teijin Ltd	74,000	164		REPURCHASE AGREEMENTS - 1.14%	Amount (000's)	Value(000	's)
Toray Industries Inc	116,000	711		Banks - 1.14%
		$875		Investment in Joint Trading Account; Credit	$2,300	$2,300
Toys, Games & Hobbies - 0.16%				Suisse Repurchase Agreement; 0.17%
Namco Bandai Holdings Inc	14,000	222		dated 08/31/2012 maturing 09/04/2012
Nintendo Co Ltd	8,400	947		(collateralized by US Government
Sanrio Co Ltd	3,500	121		Securities; $2,345,928; 0.00% - 11.25%;
		$1,290		dated 02/15/15 - 08/15/40)

See accompanying notes.

Schedule of Investments International Equity Index Fund August 31, 2012

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; Deutsche $	2,700	$2,700
Bank Repurchase Agreement; 0.20% dated
08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $2,753,914; 0.13% - 8.95%;
dated 09/05/12 - 07/15/36)
Investment in Joint Trading Account; JP	2,100	2,100
Morgan Repurchase Agreement; 0.17%
dated 08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $2,141,934; 0.00% - 8.63%;
dated 09/13/12 - 02/15/35)
Investment in Joint Trading Account; Merrill	2,092	2,092
Lynch Repurchase Agreement; 0.18%
dated 08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $2,134,043; 0.22% - 5.50%;
dated 09/14/12 - 07/15/36)
		$9,192
TOTAL REPURCHASE AGREEMENTS		$9,192
Total Investments		$806,700
Other Assets in Excess of Liabilities, Net - 0.15%		$1,234
TOTAL NET ASSETS - 100.00%		$807,934

(a) Non-Income Producing Security
(b) Security is Illiquid

Portfolio Summary (unaudited)
Country		Percent
Japan		19 .86%
United Kingdom		19 .37%
Switzerland		9.03%
Australia		8.71%
France		8.64%
Germany		8.06%
Netherlands		4.87%
Sweden		3.06%
Hong Kong		2.84%
Spain		2.73%
United States		2.36%
Italy		2.06%
Singapore		1.84%
Denmark		1.13%
Belgium		1.10%
Norway		0.90%
Ireland		0.78%
Finland		0.71%
Israel		0.55%
Luxembourg		0.36%
Austria		0.25%
Portugal		0.16%
New Zealand		0.12%
Macao		0.11%
Jersey, Channel Islands		0.09%
Greece		0.06%
Guernsey		0.05%
Mexico		0.04%
China		0.01%
Other Assets in Excess of Liabilities, Net		0.15%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2012

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2012	Long	95	$6,459	$6,975	$516
Total					$516
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2012

COMMON STOCKS - 0.05%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 0.05%			Diversified Financial Services (continued)
BlackRock Preferred Income Strategies Fund	201,483	$2,281	Citigroup Capital VIII	190,879	$4,862
Inc			Citigroup Capital X	340,281	8,507
			Citigroup Capital XI	335,869	8,400
TOTAL COMMON STOCKS		$2,281	Citigroup Capital XIII	272,299	7,510
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital XV	2,700	68
1.06%	Shares Held Value (000's)		Citigroup Capital XVI	115,016	2,885
			Citigroup Capital XVII	9,000	226
Banks - 0.89%			Corporate-Backed Trust Certificates 6.00%;	170,000	4,138
Bank of America Corp	21,362	22,580	Series GS
Wells Fargo & Co	14,993	17,931	Corporate-Backed Trust Certificates 6.25%;	4,798	123
		$40,511	Series BMY
REITS - 0.17%			Corporate-Backed Trust Certificates 6.30%;	7,100	175
CommonWealth REIT 6.50%; Series D	337,669	7,810	Series GS
			Credit Suisse AG/Guernsey	1,513,192	39,600
TOTAL CONVERTIBLE PREFERRED STOCKS		$48,321	General Electric Capital Corp 6.00%	21,943	565
PREFERRED STOCKS - 44.82%	Shares Held	Value (000's)	General Electric Capital Corp 6.05%	26,342	678
			JP Morgan Chase Capital XI	674,137	17,137
Banks - 11.29%			JP Morgan Chase Capital XXIX	213,800	5,638
BAC Capital Trust V	66,100	1,642	Merrill Lynch Capital Trust I	331,100	8,258
BAC Capital Trust VIII	162,900	4,038	Merrill Lynch Capital Trust II	134,361	3,346
Bank of America Corp 6.38%; Series 3	26,378	648	Merrill Lynch Preferred Capital Trust III	5,800	146
Bank of America Corp 6.63%; Series I	203,384	5,335	Merrill Lynch Preferred Capital Trust IV	91,500	2,309
Bank of America Corp 8.20%; Series H	25,080	647	Merrill Lynch Preferred Capital Trust V	138,300	3,499
Barclays Bank PLC 7.10%	1,020,235	25,567	Morgan Stanley Capital Trust III	350,200	8,674
Barclays Bank PLC 7.75%	644,829	16,295	Morgan Stanley Capital Trust IV	513,971	12,860
Barclays Bank PLC 8.13%	288,639	7,381	Morgan Stanley Capital Trust V	422,449	10,485
Capital One Financial Corp (a)	572,601	14,315	Morgan Stanley Capital Trust VI	329,981	8,259
COBANK ACB 11.00%; Series C (b)	202,000	10,826	Morgan Stanley Capital Trust VII	204,653	5,131
COBANK ACB 11.00%; Series D	115,000	6,383	Morgan Stanley Capital Trust VIII	97,460	2,435
COBANK ACB 7.00% (b)	106,500	5,425	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	443
Countrywide Capital V	210,131	5,257	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,442
Countrywide Financial Corp	679,219	16,980	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600	1,014
Deutsche Bank Capital Funding Trust IX	16,450	410	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,991	351
Deutsche Bank Capital Funding Trust VIII	397,803	9,822	SATURNS 2004-04	125,601	3,122
Deutsche Bank Capital Funding Trust X	349,285	8,914	SATURNS 2004-06	174,400	4,315
Deutsche Bank Contingent Capital Trust II	2,235,612	56,047			$231,830
Deutsche Bank Contingent Capital Trust III	529,600	13,997
Deutsche Bank Contingent Capital Trust V	22,500	609	Electric - 3.13%
HSBC Holdings PLC 6.20%	1,074,600	26,951	Alabama Power Co	89,000	2,608
HSBC Holdings PLC 8.00%	568,600	15,727	Dominion Resources Inc/VA	1,167,035	33,284
HSBC USA Inc	186,080	9,384	Entergy Arkansas Inc	34,863	978
HSBC USA Inc 6.50%	231,200	5,937	Entergy Louisiana LLC 5.28%	248,100	6,654
JP Morgan Chase & Co (a)	114,000	2,855	Entergy Louisiana LLC 6.00%	3,369	96
Lloyds Banking Group PLC	130,071	3,621	Entergy Mississippi Inc	17,012	489
M&T Bank Corp - Series A (a)	10,400	10,570	Entergy Texas Inc	942,216	27,042
M&T Bank Corp - Series C (a)	7,100	7,207	Georgia Power Co 6.50%	77,300	8,730
M&T Capital Trust IV	377,056	9,826	Georgia Power Co 8.20%	180,510	5,280
Morgan Stanley	104,100	1,985	Gulf Power Co 6.00%	60,914	6,166
PNC Financial Services Group Inc 6.13%;	1,415,400	39,192	Gulf Power Co 6.45%	4,600	508
Series P			NextEra Energy Capital Holdings Inc - Series	459,970	13,003
PNC Financial Services Group Inc 9.88%;	156,677	4,172	F
Series L			NextEra Energy Capital Holdings Inc - Series	310,000	8,358
Royal Bank of Scotland Group PLC 5.75%;	591,134	12,556	G
Series L			NextEra Energy Capital Holdings Inc - Series	177,585	4,725
Royal Bank of Scotland Group PLC 6.75%;	6,000	128	H
Series Q			SCANA Corp	20,135	575
Santander Finance Preferred SAU	1,226,351	33,443	Xcel Energy Inc	920,539	23,989
State Street Corp (a)	1,446,400	36,435			$142,485
TCF Financial Corp	228,996	6,068	Hand & Machine Tools - 0.62%
US Bancorp - Series A	2,300	2,025	Stanley Black & Decker Inc	1,070,850	28,067
US Bancorp - Series G	2,090,100	57,917
Wells Fargo Capital IX	433,341	11,050
Wells Fargo Capital VII	280,807	7,208	Insurance - 9.40%
		$514,795	Aegon NV 4.00%	66,900	1,493
			Aegon NV 6.38%	975,042	24,357
Diversified Financial Services - 5.09%			Aegon NV 6.50%	246,558	6,060
Affiliated Managers Group Inc	5,000	128	Aegon NV 8.00%	62,317	1,731
Ameriprise Financial Inc	1,140,265	31,927	Allianz SE	1,026,282	26,876
Charles Schwab Corp/The	12,163	316	American Financial Group Inc/OH	249,000	6,262
Citigroup Capital IX	462,079	11,492	Arch Capital Group Ltd	376,600	10,308
Citigroup Capital VII	450,500	11,366	Aspen Insurance Holdings Ltd	143,802	3,840

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2012

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				REITS (continued)
Axis Capital Holdings Ltd	2,072,850	$56,920		Vornado Realty LP	1,445,611		$40,911
Delphi Financial Group Inc 7.38%	527,604	13,091		Vornado Realty Trust - Series F	400,596		10,295
Everest Re Capital Trust II	327,505	8,374		Vornado Realty Trust - Series H	110,700		2,833
Hartford Financial Services Group Inc	779,236	21,936		Vornado Realty Trust - Series I	116,293		2,981
ING Groep NV 6.13%	69,248	1,586		Vornado Realty Trust - Series J	174,963		4,785
ING Groep NV 6.20%	30,250	702		Vornado Realty Trust - Series K	917,000		22,870
ING Groep NV 6.38%	849,100	19,682		Wachovia Corp 7.25%	499,697		13,547
ING Groep NV 7.05%	1,019,994	25,255		Weingarten Realty Investors 6.50%	803,368		20,502
ING Groep NV 7.20%	166,345	4,122		Weingarten Realty Investors 6.95%	204,100		5,225
ING Groep NV 7.38%	862,200	21,546		Weingarten Realty Investors 8.10%	1,749,751		41,049
ING Groep NV 8.50%	50,340	1,296					$475,276
PartnerRe Ltd 6.50%	198,006	5,041
PartnerRe Ltd 6.75%	273,360	6,932		Savings & Loans - 0.46%
PartnerRe Ltd 7.25%	11,415	318		First Niagara Financial Group Inc	704,500		21,107
PLC Capital Trust V	254,804	6,472
Protective Life Corp 6.25%	336,151	8,642		Sovereign - 0.61%
Protective Life Corp 7.25%	341,782	8,657		Farm Credit Bank of Texas	23,800		27,675
Prudential Financial Inc	682,818	18,197
Prudential PLC 6.50%	96,549	2,493
Prudential PLC 6.75%	170,992	4,403		Telecommunications - 3.73%
				Centaur Funding Corp (a),(b)	2,950		1,849
Reinsurance Group of America Inc	420,000	11,269		Centaur Funding Corp 9.08% (b),(c)	54,403		65,930
RenaissanceRe Holdings Ltd - Series C	242,277	6,122
RenaissanceRe Holdings Ltd - Series D	650,423	16,534		Qwest Corp 7.00%	253,178		6,755
WR Berkley Capital Trust II	746,777	19,118		Qwest Corp 7.00%	520,255		13,875
XLIT Ltd	80,144	58,906		Qwest Corp 7.38%	372,908		10,128
		$428,541		Qwest Corp 7.50%	953,711		26,265
				Telephone & Data Systems Inc 6.63%	326,963		8,413
Oil & Gas - 0.06%				Telephone & Data Systems Inc 7.00%	1,210,015		33,299
Nexen Inc	107,689	2,757		United States Cellular Corp	125,584		3,509
							$170,023
REITS - 10.43%				TOTAL PREFERRED STOCKS			$2,042,556
CommonWealth REIT 7.50%	306,230	6,700			Principal
CommonWealth REIT - Series E	174,921	4,609		BONDS- 47.55%	Amount (000's)	Value	(000	's)
DDR Corp - Series H	1,068	27		Banks- 16.92%
Digital Realty Trust Inc - Series E	590,135	16,311		Abbey National Capital Trust I
Duke Realty Corp 6.50%	283,473	7,160		8.96%, 12/31/2049	$14,438		$14,799
Duke Realty Corp 6.60%	81,400	2,061		ABN Amro North American Holding Preferred
Duke Realty Corp 6.63%	261,100	6,621		Capital Repackage Trust I
Harris Preferred Capital Corp	69,400	1,790		6.52%, 12/29/2049(b),(d)	31,550		29,342
Health Care REIT Inc	617,185	16,596		Agfirst Farm Credit Bank
Hospitality Properties Trust 7.00%; Series C	77,899	1,964		7.30%, 10/29/2049(b),(e)	1,850		1,849
Hospitality Properties Trust 7.13%; Series D	408,113	11,158		BAC Capital Trust XIII
Kimco Realty Corp 5.50%	500,143	12,398		4.00%, 12/31/2049(d)	34,064		26,797
Kimco Realty Corp 6.00%	608,300	15,731		BankAmerica Institutional Capital B
Kimco Realty Corp 6.90%	341,085	9,912		7.70%, 12/31/2026(b)	6,760		6,861
Kimco Realty Corp 7.75%	1,693,705	43,223		Barclays Bank PLC
National Retail Properties Inc	455,621	12,097		6.28%, 12/31/2049	14,300		12,101
Prologis Inc - Series L	149,704	3,789		6.86%, 09/29/2049(b),(d)	19,602		17,887
Prologis Inc - Series M	50,200	1,274		7.43%, 09/29/2049(b),(d)	5,506		5,618
Prologis Inc - Series P	68,009	1,743		BBVA International Preferred SAU
Prologis Inc - Series Q	125,000	7,602		5.92%, 12/30/2049(d)	28,595		18,961
Prologis Inc - Series S	92,900	2,370		BNP Paribas SA
PS Business Parks Inc - Series P	581,480	14,828		5.19%, 06/29/2049(b),(d)	11,020		9,835
PS Business Parks Inc - Series R	130,211	3,542		BPCE SA
PS Business Parks Inc - Series S	46,415	1,265		1.95%, 07/29/2049(d)	6,000		2,660
PS Business Parks Inc - Series T	79,059	2,046		6.75%, 01/27/2049	11,500		8,837
Public Storage Inc 5.75%; Series T	442,900	11,786		12.50%, 08/29/2049(b)	500		538
Public Storage Inc 5.90%	56,300	1,504		Capital One Capital VI
Public Storage Inc 6.18%; Series D	2,609	67		8.88%, 05/15/2040	4,200		4,298
Public Storage Inc 6.35%; Series R	746,444	20,602		CBA Capital Trust II
Public Storage Inc 6.45%; Series F	258,976	6,658		6.02%, 03/15/2036(b)	3,400		3,373
Public Storage Inc 6.45%; Series X	218,567	5,611		Claudius Ltd for Credit Suisse
Public Storage Inc 6.50%; Series Q	7,688	221		7.88%, 06/29/2049	12,892		13,504
Public Storage Inc 6.88%	3,701	103		8.25%, 06/29/2049	1,000		1,038
Realty Income Corp - Series D	291,177	7,460		Cooperatieve Centrale Raiffeisen-
Realty Income Corp - Series F	853,083	23,204		Boerenleenbank BA/Netherlands
Regency Centers Corp (a)	441,029	11,034		11.00%, 12/29/2049(b),(d)	24,170		31,300
Regency Centers Corp 6.63%	230,854	6,233		Countrywide Capital III
Regency Centers Corp 6.70%	243,451	6,178		8.05%, 06/15/2027	28,485		32,900
Senior Housing Properties Trust (a)	115,931	2,800

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Banks (continued)				Banks (continued)
Credit Agricole SA				Santander Finance Preferred SAU
8.38%, 10/13/2049(b),(d)	$3,000	$2,749		10.50%, 03/29/2049(d)	$1,520		$1,538
Credit Suisse Group Guernsey I Ltd				Societe Generale SA
7.88%, 02/24/2041(d)	17,900	17,990		1.21%, 12/29/2049(b),(d)	7,500		4,118
Den Norske Creditbank				5.92%, 04/29/2049(b),(d)	57,852		45,992
0.75%, 11/29/2049(d)	8,940	4,738		8.75%, 10/29/2049	25,490		24,865
0.86%, 08/29/2049(d)	6,150	3,260		Standard Chartered PLC
Deutsche Bank Capital Funding Trust I				0.75%, 07/29/2049(d)	2,000		940
3.43%, 12/29/2049(b),(d)	12,520	8,271		7.01%, 07/29/2049(b)	18,850		18,944
Deutsche Bank Capital Funding Trust VII				State Street Capital Trust III
5.63%, 01/29/2049(b),(d)	3,000	2,708		5.46%, 01/29/2049(d)	250		251
Dresdner Funding Trust I				State Street Capital Trust IV
8.15%, 06/30/2031(b)	26,040	22,603		1.47%, 06/15/2037(d)	600		429
Fifth Third Capital Trust IV				USB Capital IX
6.50%, 04/15/2049(d)	22,600	22,600		3.50%, 10/29/2049(d)	4,403		3,752
First Empire Capital Trust I				Wachovia Capital Trust III
8.23%, 02/01/2027	7,250	7,354		5.57%, 03/29/2049(d)	20,700		20,441
First Hawaiian Capital I							$771,009
8.34%, 07/01/2027	8,410	8,410
First Union Capital II				Diversified Financial Services - 10.73%
7.95%, 11/15/2029	3,700	4,160		Ageas Hybrid Financing SA
Goldman Sachs Capital II				8.25%, 12/29/2049	30,822		28,603
4.00%, 06/01/2043(d)	4,000	2,917		American Express Co
				6.80%, 09/01/2066(d)	16,800		17,892
HBOS Capital Funding No2 LP
6.07%, 06/29/2049(b),(d)	5,590	4,054		Capital One Capital III
HSBC Bank PLC				7.69%, 08/01/2049	12,919		13,048
0.99%, 09/29/2049(d)	5,000	2,225		Capital One Capital IV
1.00%, 06/29/2049(d)	5,000	2,225		6.75%, 02/17/2037	57,890		58,179
HSBC Capital Funding LP/Jersey				Charles Schwab Corp/The
				7.00%, 02/01/2049(d)	26,600		29,872
10.18%, 12/29/2049(b),(d)	14,000	18,760
HSBC USA Capital Trust I				General Electric Capital Corp
				6.25%, 12/15/2022(d)	59,725		61,687
7.81%, 12/15/2026(b)	300	302
				6.38%, 11/15/2067(d)	4,715		4,968
HSBC USA Capital Trust III				7.13%, 12/15/2049(d)	16,700		18,240
7.75%, 11/15/2026	7,200	7,254
Huntington Capital III				Glen Meadow Pass-Through Trust
				6.51%, 02/12/2067(b),(d)	62,060		49,958
6.65%, 05/15/2037	12,600	12,635
JP Morgan Chase Capital XXI				Goldman Sachs Capital I
1.39%, 02/02/2037(d)	3,297	2,268		6.35%, 02/15/2034	8,900		8,846
KeyCorp Capital III				HSBC Finance Capital Trust IX
7.75%, 07/15/2029	3,500	3,984		5.91%, 11/30/2035	10,200		9,920
LBG Capital No.1 PLC				Macquarie Bank Ltd
7.88%, 11/01/2020(b)	11,100	10,739		10.25%, 06/20/2057	3,000		3,062
8.00%, 12/29/2049(b),(d)	30,400	27,360		Macquarie PMI LLC
M&T Bank Corp				8.38%, 12/02/2049	3,000		3,040
6.88%, 06/16/2049(b)	64,300	67,607		Man Group PLC
National Capital Trust II				5.00%, 08/09/2017	13,800		11,405
5.49%, 03/23/2015(b),(d)	5,600	5,544		Old Mutual Capital Funding LP
Natixis				8.00%, 05/29/2049	20,920		20,920
9.00%, 04/29/2049	532	459		Swiss Re Capital I LP
				6.85%, 05/29/2049(b),(d)	35,420		35,066
10.00%, 04/30/2049(d)	16,200	14,753
NB Capital Trust II				ZFS Finance USA Trust II
				6.45%, 12/15/2065(b),(d)	85,950		90,462
7.83%, 12/15/2026	14,134	14,169
NBP Capital Trust III				ZFS Finance USA Trust V
				6.50%, 05/09/2037(b)	22,883		24,056
7.38%, 10/27/2049	5,313	3,507
Nordea Bank AB							$489,224
5.42%, 12/20/2049(b)	4,000	3,840		Electric - 2.39%
8.38%, 09/25/2049	5,600	6,054		Dominion Resources Inc/VA
North Fork Capital Trust II				2.76%, 09/30/2049(d)	22,950		20,894
8.00%, 12/15/2027	11,150	11,234		Integrys Energy Group Inc
PNC Financial Services Group Inc				6.11%, 12/01/2066(d)	15,582		16,225
6.75%, 08/01/2049(d)	26,900	29,599		NextEra Energy Capital Holdings Inc
PNC Preferred Funding Trust I				6.35%, 10/01/2066(d)	4,000		4,190
2.12%, 03/29/2049(b),(d)	4,700	3,805		6.65%, 06/15/2067(d)	3,000		3,184
Rabobank Capital Funding Trust II				7.30%, 09/01/2067(d)	37,255		40,282
5.26%, 12/31/2013(b)	7,275	7,130		PPL Capital Funding Inc
Rabobank Capital Funding Trust III				6.70%, 03/30/2067(d)	22,325		22,911
5.25%, 12/29/2049(b),(d)	23,714	22,528		RWE AG
Royal Bank of Scotland Group PLC				7.00%, 10/12/2072(d)	1,216		1,267
7.65%, 08/29/2049(d)	18,560	17,446
							$108,953

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Holding Companies - Diversified - 0.30%				Miscellaneous Manufacturing - 0.42%
Hutchison Whampoa International 12 Ltd				GE Capital Trust I
6.00%, 05/07/2049(b),(d)	$13,500	$13,905		6.38%, 11/15/2067	$18,008	$18,976
Insurance - 15.12%				Pipelines - 0.81%
ACE Capital Trust II				TransCanada PipeLines Ltd
9.70%, 04/01/2030	5,490	7,810		6.35%, 05/15/2067(d)	34,663	36,854
Aegon NV
1.71%, 07/29/2049(d)	31,648	14,811
				Sovereign - 0.21%
Allstate Corp/The				Svensk Exportkredit AB
6.13%, 05/15/2037(d)	16,259	16,686		6.38%, 10/29/2049(b)	10,000	9,578
6.50%, 05/15/2057	12,505	13,115
AXA SA
6.38%, 12/29/2049(b),(d)	41,868	35,640		Transportation - 0.65%
8.60%, 12/15/2030	13,565	15,526		BNSF Funding Trust I
Catlin Insurance Co Ltd				6.61%, 12/15/2055(d)	27,260	29,713
7.25%, 07/29/2049(b)	76,835	71,264
Chubb Corp/The				TOTAL BONDS		$2,167,223
6.38%, 03/29/2049(d)	2,100	2,223			Maturity
Dai-ichi Life Insurance Co Ltd/The				REPURCHASE AGREEMENTS - 5.41%	Amount (000's)	Value (000's)
7.25%, 12/31/2049(b)	15,750	17,534
Everest Reinsurance Holdings Inc				Banks - 5.41%
6.60%, 05/15/2037(d)	30,420	30,420		Investment in Joint Trading Account; Credit	$61,718	$61,717
Great-West Life & Annuity Insurance Capital				Suisse Repurchase Agreement; 0.17%
LP				dated 08/31/2012 maturing 09/04/2012
6.63%, 11/15/2034(b)	7,000	6,944		(collateralized by US Government
Great-West Life & Annuity Insurance Capital				Securities; $62,951,455; 0.00% - 11.25%;
LP II				dated 02/15/15 - 08/15/40)
7.15%, 05/16/2046(b),(d)	8,750	8,925		Investment in Joint Trading Account; Deutsche	72,452	72,451
ING Capital Funding Trust III				Bank Repurchase Agreement; 0.20% dated
4.06%, 12/31/2049(d)	7,000	6,024		08/31/2012 maturing 09/04/2012
Liberty Mutual Group Inc				(collateralized by US Government
7.00%, 03/15/2037(b),(d)	4,700	4,406		Securities; $73,899,534; 0.13% - 8.95%;
7.80%, 03/15/2037(b)	13,998	14,820		dated 09/05/12 - 07/15/36)
Lincoln National Corp				Investment in Joint Trading Account; JP	56,351	56,350
6.05%, 04/20/2067(d)	7,520	7,257		Morgan Repurchase Agreement; 0.17%
7.00%, 05/17/2066(d)	12,775	12,775		dated 08/31/2012 maturing 09/04/2012
MetLife Capital Trust IV				(collateralized by US Government
7.88%, 12/15/2037(b)	19,200	22,464		Securities; $57,477,416; 0.00% - 8.63%;
MetLife Capital Trust X				dated 09/13/12 - 02/15/35)
9.25%, 04/08/2038(b)	27,375	34,903		Investment in Joint Trading Account; Merrill	56,144	56,143
Mitsui Sumitomo Insurance Co Ltd				Lynch Repurchase Agreement; 0.18%
7.00%, 03/15/2049(b)	23,500	25,881		dated 08/31/2012 maturing 09/04/2012
MMI Capital Trust I				(collateralized by US Government
7.63%, 12/15/2027	1,073	1,286		Securities; $57,265,680; 0.22% - 5.50%;
Nationwide Financial Services Inc				dated 09/14/12 - 07/15/36)
6.75%, 05/15/2037	68,095	68,776				$246,661
Oil Insurance Ltd				TOTAL REPURCHASE AGREEMENTS		$246,661
3.44%, 12/29/2049(b),(d)	10,000	8,567		Total Investments		$4,507,042
Progressive Corp/The				Other Assets in Excess of Liabilities, Net - 1.11%		$50,519
6.70%, 06/15/2037	5,550	5,966		TOTAL NET ASSETS - 100.00%		$4,557,561
Prudential Financial Inc
5.88%, 09/15/2042(d)	20,900	21,109
Prudential PLC				(a) Non-Income Producing Security
6.50%, 06/29/2049	30,950	30,486		(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.75%, 12/23/2049	4,800	5,124		1933. These securities may be resold in transactions exempt from
11.75%, 12/29/2049(d)	10,185	11,687		registration, normally to qualified institutional buyers. Unless otherwise
QBE Capital Funding II LP				indicated, these securities are not considered illiquid. At the end of the
6.80%, 06/29/2049(b),(d)	11,115	10,278		period, the value of these securities totaled $1,041,883 or 22.86% of net
QBE Capital Funding III Ltd				assets.
7.25%, 05/24/2041(b),(d)	87,695	85,875		(c) Affiliated Security
Reinsurance Group of America Inc				(d)	Variable Rate. Rate shown is in effect at August 31, 2012.
6.75%, 12/15/2065(d)	22,450	21,834		(e) Security is Illiquid
Sirius International Group Ltd
7.51%, 05/29/2049(b),(d)	1,175	1,182
USF&G Capital III
8.31%, 07/01/2046(b)	2,000	2,488
XL Group PLC
6.50%, 12/31/2049(d)	49,300	44,925
		$689,011

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2012

Portfolio Summary (unaudited)
Sector			Percent
Financial			85 .91%
Utilities			5.52%
Communications			3.73%
Industrial			1.69%
Energy			0.87%
Government			0.82%
Diversified			0.30%
Exchange Traded Funds			0.05%
Other Assets in Excess of Liabilities, Net			1.11%
TOTAL NET ASSETS		100.00%

	August 31,	August 31,						August 31,	August 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales		2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Centaur Funding Corp 9.08%	21,543	$21,198	32,860	$38,026	—		$—	54,403	$59,224

		$21,198		$38,026			$–		$59,224

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Other Investment Companies
Centaur Funding Corp 9.08%		$3,772	$		—	$			—
		$3,772	$		—	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2012

COMMON STOCKS - 95.54%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Automobile Manufacturers - 1.38%			Healthcare - Services - 1.15%
New Flyer Industries Inc	531,571	$4,179	CML HealthCare Inc	397,960		$3,464
Automobile Parts & Equipment - 1.85%			Housewares - 0.63%
Autoliv Inc	94,345	5,594	Newell Rubbermaid Inc	105,648		1,894
Banks - 7.63%			Insurance - 6.53%
City Holding Co	69,010	2,355	Fidelity National Financial Inc	176,208		3,320
Community Trust Bancorp Inc	120,657	4,149	HCC Insurance Holdings Inc	114,236		3,779
First Financial Bancorp	77,468	1,261	OneBeacon Insurance Group Ltd	184,545		2,382
FirstMerit Corp	170,251	2,671	PartnerRe Ltd	59,826		4,391
FNB Corp/PA	158,453	1,735	Protective Life Corp	108,642		3,069
PacWest Bancorp	89,792	2,090	Validus Holdings Ltd	83,814		2,809
Sterling Bancorp/NY	267,425	2,656				$19,750
TrustCo Bank Corp NY	401,761	2,242
Washington Trust Bancorp Inc	158,147	3,916	Investment Companies - 1.12%
		$23,075	Ares Capital Corp	195,574		3,378
Chemicals - 6.75%
Canexus Corp	642,752	5,047	Machinery - Diversified - 3.87%
			Applied Industrial Technologies Inc	89,241		3,630
Huntsman Corp	292,471	4,206	Cascade Corp	61,504		3,018
Rockwood Holdings Inc	48,239	2,284
RPM International Inc	187,566	5,141	IDEX Corp	126,979		5,062
Sensient Technologies Corp	104,467	3,745				$11,710
		$20,423	Media - 1.84%
Coal - 1.97%			Sinclair Broadcast Group Inc	482,139		5,574
Alliance Resource Partners LP	96,441	5,973
			Miscellaneous Manufacturing - 1.53%
			Barnes Group Inc	43,979		1,041
Commercial Services - 2.25%			Crane Co	94,282		3,582
Landauer Inc	51,336	3,010
McGrath RentCorp	150,946	3,801				$4,623
		$6,811	Oil & Gas - 5.59%
			HollyFrontier Corp	113,164		4,559
Consumer Products - 2.48%			Pengrowth Energy Corp	559,023		3,777
Kimberly-Clark de Mexico SAB de CV ADR	378,351	3,836	Suburban Propane Partners LP	94,186		3,645
Tupperware Brands Corp	68,320	3,654	Vermilion Energy Inc	83,292		3,795
		$7,490	Zargon Oil & Gas Ltd	129,099		1,135
Electric - 3.98%						$16,911
Alliant Energy Corp	50,963	2,246
Great Plains Energy Inc	64,628	1,378	Packaging & Containers - 1.03%
Pepco Holdings Inc	141,209	2,727	Packaging Corp of America	96,924		3,104
PNM Resources Inc	157,693	3,244
SCANA Corp	51,830	2,454	Pipelines - 1.92%
		$12,049	Atlas Pipeline Partners LP	127,655		4,435
			ONEOK Inc	30,742		1,369
Electrical Components & Equipment - 3.16%						$5,804
Hubbell Inc	57,354	4,635
Molex Inc	185,485	4,925	Private Equity - 1.54%
		$9,560	Hercules Technology Growth Capital Inc	416,390		4,659
Electronics - 1.40%
Garmin Ltd	104,900	4,233	REITS - 13.07%
			Agree Realty Corp	130,099		3,229
			American Capital Agency Corp	94,752		3,301
Food - 1.01%			CapLease Inc	676,366		3,314
B&G Foods Inc	104,814	3,068	Capstead Mortgage Corp	378,866		5,433
			Colony Financial Inc	185,056		3,555
Gas - 2.26%			CYS Investments Inc	182,093		2,619
Just Energy Group Inc	358,706	3,974	Digital Realty Trust Inc	74,604		5,559
Vectren Corp	101,505	2,863	EastGroup Properties Inc	27,001		1,447
		$6,837	Hatteras Financial Corp	130,821		3,793
			Medical Properties Trust Inc	293,628		3,027
Hand & Machine Tools - 2.99%			Omega Healthcare Investors Inc	177,031		4,252
Lincoln Electric Holdings Inc	81,536	3,363				$39,529
Snap-on Inc	81,800	5,679
		$9,042	Retail - 1.33%
			Guess? Inc	154,349		4,022
Healthcare - Products - 1.64%
Meridian Bioscience Inc	66,754	1,180
Teleflex Inc	57,276	3,782
		$4,962

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2012

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	35 .88%
Savings & Loans - 0.86%			Industrial	16 .14%
Capitol Federal Financial Inc	218,405	$2,592	Energy	9.48%
			Consumer, Non-cyclical	8.53%
			Consumer, Cyclical	7.30%
Semiconductors - 4.54%			Basic Materials	6.75%
Maxim Integrated Products Inc	221,230	6,004
Microchip Technology Inc	163,636	5,686	Utilities	6.24%
MKS Instruments Inc	75,204	2,039	Technology	5.20%
			Communications	5.15%
		$13,729	Liabilities in Excess of Other Assets, Net	(0 .67)%
Software - 0.66%			TOTAL NET ASSETS	100.00%
Computer Programs & Systems Inc	39,268	1,985
Telecommunications - 3.31%
Consolidated Communications Holdings Inc	229,175	3,731
Harris Corp	112,657	5,298
Windstream Corp	100,068	988
		$10,017
Toys, Games & Hobbies - 2.11%
Hasbro Inc	169,847	6,371
Trucking & Leasing - 2.16%
Fly Leasing Ltd ADR	204,157	2,666
TAL International Group Inc	114,081	3,880
		$6,546
TOTAL COMMON STOCKS		$288,958
CONVERTIBLE PREFERRED STOCKS -
1.36%	Shares Held	Value (000's)
REITS- 1.36%
Alexandria Real Estate Equities Inc	59,423	1,631
Entertainment Properties 9.00%; Series E	86,541	2,469
		$4,100
TOTAL CONVERTIBLE PREFERRED STOCKS		$4,100
	Maturity
REPURCHASE AGREEMENTS - 3.77%	Amount (000's)	Value (000's)

Banks- 3.77%
Investment in Joint Trading Account; Credit	$2,856	$2,855
Suisse Repurchase Agreement; 0.17%
dated 08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $2,912,604; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	3,352	3,352
Bank Repurchase Agreement; 0.20% dated
08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $3,419,143; 0.13% - 8.95%;
dated 09/05/12 - 07/15/36)
Investment in Joint Trading Account; JP	2,607	2,607
Morgan Repurchase Agreement; 0.17%
dated 08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $2,659,334; 0.00% - 8.63%;
dated 09/13/12 - 02/15/35)
Investment in Joint Trading Account; Merrill	2,598	2,598
Lynch Repurchase Agreement; 0.18%
dated 08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $2,649,538; 0.22% - 5.50%;
dated 09/14/12 - 07/15/36)
		$11,412
TOTAL REPURCHASE AGREEMENTS		$11,412
Total Investments		$304,470
Liabilities in Excess of Other Assets, Net - (0.67)%		$(2,027)
TOTAL NET ASSETS - 100.00%		$302,443

See accompanying notes.

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FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BLUE CHIP FUND
Institutional shares
2012	(b)	$10 .00	$0.02	$0 .62	$0 .64	$–	$–	$–	$10.64
BOND MARKET INDEX FUND
Class J shares
2012		10.86	0 .16	0 .36	0 .52	( 0 .21)	–	( 0 .21)	11 .17
2011		10.65	0 .21	0 .16	0 .37	( 0 .14)	(0.02)	( 0 .16)	10 .86
2010	(h)	10.17	0 .08	0 .40	0 .48	–	–	–	10 .65
Institutional shares
2012		10.95	0 .23	0 .36	0 .59	( 0 .27)	–	( 0 .27)	11 .27
2011		10.71	0 .28	0 .17	0 .45	( 0 .19)	(0.02)	( 0 .21)	10 .95
2010	(i)	10.00	0 .18	0 .53	0 .71	–	–	–	10 .71
R-1 shares
2012		10.85	0 .13	0 .36	0 .49	( 0 .19)	–	( 0 .19)	11 .15
2011		10.65	0 .18	0 .17	0 .35	( 0 .13)	(0.02)	( 0 .15)	10 .85
2010	(i)	10.00	0 .12	0 .53	0 .65	–	–	–	10 .65
R-2 shares
2012		10.86	0 .15	0 .35	0 .50	( 0 .20)	–	( 0 .20)	11 .16
2011		10.66	0 .20	0 .17	0 .37	( 0 .15)	(0.02)	( 0 .17)	10 .86
2010	(i)	10.00	0 .13	0 .53	0 .66	–	–	–	10 .66
R-3 shares
2012		10.89	0 .16	0 .36	0 .52	( 0 .22)	–	( 0 .22)	11 .19
2011		10.67	0 .22	0 .17	0 .39	( 0 .15)	(0.02)	( 0 .17)	10 .89
2010	(i)	10.00	0 .14	0 .53	0 .67	–	–	–	10 .67
R-4 shares
2012		10.90	0 .19	0 .36	0 .55	( 0 .24)	–	( 0 .24)	11 .21
2011		10.68	0 .24	0 .17	0 .41	( 0 .17)	(0.02)	( 0 .19)	10 .90
2010	(i)	10.00	0 .15	0 .53	0 .68	–	–	–	10 .68
R-5 shares
2012		10.92	0 .20	0 .36	0 .56	( 0 .25)	–	( 0 .25)	11 .23
2011		10.69	0 .25	0 .17	0 .42	( 0 .17)	(0.02)	( 0 .19)	10 .92
2010	(i)	10.00	0 .16	0 .53	0 .69	–	–	–	10 .69

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

6.40%	(c)	$5,321	0.75%	(d)	4 .83%(d),(e)		0 .87%	(d)	7 .3%	(d)

4.84	(f)	31,642	0.89		1 .07	(g)	1 .47		144 .0
3.56	(f)	30,271	0.87		1 .01	(g)	2 .00		84 .6
4.72 (c)	,(f)	29,318	1.29	(d)	1 .37 (d)	,(g)	1 .57	(d)	216 .8	(d)

5.50		1,553,862	0.26		0 .26	(e)	2 .06		144 .0
4.30		965,143	0.27		0 .27	(e)	2 .60		84 .6
7.10	(c)	530,223	0.26	(d)	0 .26 (d)	,(e)	2 .54	(d)	216 .8	(d)

4.57		2,253	1.14		1 .14	(e)	1 .20		144 .0
3.31		1,538	1.14		1 .14	(e)	1 .73		84 .6
6.50	(c)	2,133	1.15	(d)	1 .16 (d)	,(e)	1 .70	(d)	216 .8	(d)

4.67		4,794	1.01		1 .01	(e)	1 .33		144 .0
3.50		3,469	1.01		1 .01	(e)	1 .86		84 .6
6.60	(c)	3,814	1.02	(d)	1 .02 (d)	,(e)	1 .83	(d)	216 .8	(d)

4.87		10,082	0.83		0 .83	(e)	1 .50		144 .0
3.74		5,716	0.83		0 .83	(e)	2 .04		84 .6
6.70	(c)	5,206	0.84	(d)	0 .84 (d)	,(e)	2 .01	(d)	216 .8	(d)

5.16		6,175	0.64		0 .64	(e)	1 .74		144 .0
3.90		5,894	0.64		0 .64	(e)	2 .23		84 .6
6.80	(c)	2,675	0.65	(d)	0 .65 (d)	,(e)	2 .20	(d)	216 .8	(d)

5.25		21,032	0.52		0 .52	(e)	1 .80		144 .0
4.05		11,004	0.52		0 .52	(e)	2 .35		84 .6
6.90	(c)	9,296	0.53	(d)	0 .52 (d)	,(e)	2 .34	(d)	216 .8	(d)

(a) Calculated based on average shares outstanding during the period.
(b) Period from June 14, 2012, date operations commenced, through August 31, 2012.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager.
(f) Total return is calculated without the contingent deferred sales charge.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 16, 2010, date operations commenced, through August 31, 2010.
(i) Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2012		$11 .87	$0 .14	$0 .30	$0 .44	($0 .04)	($0 .28)	($0 .32)	$11.99
2011		10.14	0 .15	1 .64	1 .79	( 0 .04)	(0.02)	( 0 .06)	11 .87
2010	(c)	10.00	0 .05	0 .11	0 .16	( 0 .02)	–	( 0 .02)	10 .14
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2012	(f)	10 .00	( 0 .03)	0 .38	0 .35	–	–	–	10 .35
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2012		9.80	0 .31	( 0 .36)	( 0 .05)	( 0 .23)	(0.01)	( 0 .24)	9 .51
2011		9.10	0 .28	0 .60	0 .88	( 0 .17)	(0.01)	( 0 .18)	9 .80
2010	(h)	10.00	0 .17	( 1 .07)	( 0 .90)	–	–	–	9.10
R-1 shares
2012		9.66	0 .26	( 0 .39)	( 0 .13)	( 0 .18)	(0.01)	( 0 .19)	9 .34
2011		9.05	0 .19	0 .60	0 .79	( 0 .17)	(0.01)	( 0 .18)	9 .66
2010	(h)	10.00	0 .12	( 1 .07)	( 0 .95)	–	–	–	9.05
R-2 shares
2012		9.70	0 .28	( 0 .39)	( 0 .11)	( 0 .06)	(0.01)	( 0 .07)	9 .52
2011		9.05	0 .20	0 .60	0 .80	( 0 .14)	(0.01)	( 0 .15)	9 .70
2010	(h)	10.00	0 .09	( 1 .04)	( 0 .95)	–	–	–	9.05
R-3 shares
2012		9.71	0 .28	( 0 .37)	( 0 .09)	( 0 .20)	(0.01)	( 0 .21)	9 .41
2011		9.07	0 .28	0 .54	0 .82	( 0 .17)	(0.01)	( 0 .18)	9 .71
2010	(h)	10.00	0 .10	( 1 .03)	( 0 .93)	–	–	–	9.07
R-4 shares
2012		9.76	0 .27	( 0 .35)	( 0 .08)	( 0 .21)	(0.01)	( 0 .22)	9 .46
2011		9.08	0 .27	0 .57	0 .84	( 0 .15)	(0.01)	( 0 .16)	9 .76
2010	(h)	10.00	0 .17	( 1 .09)	( 0 .92)	–	–	–	9.08
R-5 shares
2012		9.77	0 .31	( 0 .37)	( 0 .06)	( 0 .22)	(0.01)	( 0 .23)	9 .48
2011		9.08	0 .27	0 .59	0 .86	( 0 .16)	(0.01)	( 0 .17)	9 .77
2010	(h)	10.00	0 .09	( 1 .01)	( 0 .92)	–	–	–	9.08

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

					Ratio of Expenses to
					Average Net Assets
					(Excluding
					Dividends and			Ratio of Net
		Net Assets, End of	Ratio of Expenses		Interest Expense on	Ratio of Gross		Investment Income
		Period (in	to Average Net		Shorts and Short Sale	Expenses to Average		to Average Net		Portfolio
Total Return		thousands)	Assets		Fees)	Net Assets		Assets		Turnover Rate

3.93%		$974,865	0.87%		N/A	0 .87%	(b)	1 .23%		107.3%
17.74		553,852	0.87		N/A	0 .87	(b)	1 .31		59.7
1.57	(d)	173,814	0.90	(e)	N/A	0 .90 (b)	,(e)	1 .16	(e)	38.1	(e)

3 .50	(d)	475,314	2 .35	(e)	1 .65% (e),(g)	2 .38 (b)	,(e)	(0 .31)	(e)	196 .0	(e)

(0 .27)		786,891	0.32		N/A	0 .32	(b)	3 .37		53.5
9.59		534,403	0.37		N/A	0 .38	(b)	2 .69		31.4
(9.00)	(d)	343,101	0.35	(e)	N/A	0 .38 (b)	,(e)	2 .74	(e)	48.3	(e)

(1 .20)		70	1.19		N/A	1 .19	(b)	2 .86		53.5
8.64		22	1.26		N/A	1 .26	(b)	1 .85		31.4
(9.50)	(d)	9	1.23	(e)	N/A	3 .25 (b)	,(e)	1 .92	(e)	48.3	(e)

(1 .11)		209	1.06		N/A	1 .06	(b)	2 .97		53.5
8.79		61	1.13		N/A	1 .13	(b)	1 .87		31.4
(9.50)	(d)	47	1.10	(e)	N/A	1 .90 (b)	,(e)	1 .43	(e)	48.3	(e)

(0 .81)		3,045	0.88		N/A	0 .88	(b)	3 .05		53.5
8.90		1,068	0.95		N/A	0 .95	(b)	2 .68		31.4
(9.30)	(d)	55	0.92	(e)	N/A	1 .76 (b)	,(e)	1 .54	(e)	48.3	(e)

(0 .60)		4,414	0.69		N/A	0 .69	(b)	2 .97		53.5
9.15		4,078	0.76		N/A	0 .76	(b)	2 .53		31.4
(9.20)	(d)	1,089	0.73	(e)	N/A	0 .77 (b)	,(e)	2 .78	(e)	48.3	(e)

(0 .48)		13,305	0.57		N/A	0 .57	(b)	3 .34		53.5
9.33		4,069	0.64		N/A	0 .64	(b)	2 .53		31.4
(9.20)	(d)	1,652	0.61	(e)	N/A	0 .66 (b)	,(e)	1 .48	(e)	48.3	(e)

(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Period from March 16, 2010, date operations commenced, through August 31, 2010.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from October 24, 2011, date operations commenced, through August 31, 2012.
(g) Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(h) Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PREFERRED SECURITIES FUND
Class J shares
2012		$9.65	$0.55	$0 .55	$1 .10	($0 .55)	($0 .03)	($0 .58)	$10.17
2011		9.70	0 .55	0 .01	0 .56	(0.55)	( 0 .06)	(0.61)	9.65
2010	(d)	8.74	0 .47	0 .97	1 .44	(0.48)	–	(0.48)	9.70
2009	(g)	6.59	0 .55	2 .15	2 .70	(0.55)	–	(0.55)	8.74
2008	(g)	9.97	0 .53	(3.39)	(2.86)	(0.52)	–	(0.52)	6.59
2007	(g)	10.62	0 .53	(0.63)	(0.10)	(0.55)	–	(0.55)	9.97
Institutional shares
2012		9.78	0 .61	0 .55	1 .16	(0.60)	( 0 .03)	(0.63)	10 .31
2011		9.82	0 .62	0 .01	0 .63	(0.61)	( 0 .06)	(0.67)	9.78
2010	(d)	8.84	0 .53	0 .99	1 .52	(0.54)	–	(0.54)	9.82
2009	(g)	6.66	0 .61	2 .17	2 .78	(0.60)	–	(0.60)	8.84
2008	(g)	10.07	0 .60	(3.43)	(2.83)	(0.58)	–	(0.58)	6.66
2007	(g)	10.73	0 .61	(0.63)	(0.02)	(0.64)	–	(0.64)	10 .07
R-1 shares
2012		9.75	0 .53	0 .55	1 .08	(0.52)	( 0 .03)	(0.55)	10 .28
2011		9.79	0 .53	0 .02	0 .55	(0.53)	( 0 .06)	(0.59)	9.75
2010	(d)	8.82	0 .46	0 .98	1 .44	(0.47)	–	(0.47)	9.79
2009	(g)	6.65	0 .54	2 .17	2 .71	(0.54)	–	(0.54)	8.82
2008	(g)	10.05	0 .52	(3.42)	(2.90)	(0.50)	–	(0.50)	6.65
2007	(g)	10.70	0 .51	(0.62)	(0.11)	(0.54)	–	(0.54)	10 .05
R-2 shares
2012		9.71	0 .54	0 .55	1 .09	(0.53)	( 0 .03)	(0.56)	10 .24
2011		9.75	0 .54	0 .02	0 .56	(0.54)	( 0 .06)	(0.60)	9.71
2010	(d)	8.79	0 .47	0 .97	1 .44	(0.48)	–	(0.48)	9.75
2009	(g)	6.62	0 .55	2 .17	2 .72	(0.55)	–	(0.55)	8.79
2008	(g)	10.02	0 .53	(3.41)	(2.88)	(0.52)	–	(0.52)	6.62
2007	(g)	10.67	0 .51	(0.61)	(0.10)	(0.55)	–	(0.55)	10 .02
R-3 shares
2012		9.73	0 .56	0 .55	1 .11	(0.55)	( 0 .03)	(0.58)	10 .26
2011		9.78	0 .56	0 .01	0 .57	(0.56)	( 0 .06)	(0.62)	9.73
2010	(d)	8.81	0 .49	0 .98	1 .47	(0.50)	–	(0.50)	9.78
2009	(g)	6.63	0 .57	2 .17	2 .74	(0.56)	–	(0.56)	8.81
2008	(g)	10.04	0 .55	(3.43)	(2.88)	(0.53)	–	(0.53)	6.63
2007	(g)	10.69	0 .55	(0.63)	(0.08)	(0.57)	–	(0.57)	10 .04
R-4 shares
2012		9.72	0 .58	0 .55	1 .13	(0.57)	( 0 .03)	(0.60)	10 .25
2011		9.77	0 .59	–	0.59	(0.58)	( 0 .06)	(0.64)	9.72
2010	(d)	8.80	0 .50	0 .98	1 .48	(0.51)	–	(0.51)	9.77
2009	(g)	6.63	0 .58	2 .17	2 .75	(0.58)	–	(0.58)	8.80
2008	(g)	10.03	0 .57	(3.42)	(2.85)	(0.55)	–	(0.55)	6.63
2007	(g)	10.70	0 .56	(0.63)	(0.07)	(0.60)	–	(0.60)	10 .03
R-5 shares
2012		9.75	0 .59	0 .55	1 .14	(0.58)	( 0 .03)	(0.61)	10 .28
2011		9.79	0 .60	0 .01	0 .61	(0.59)	( 0 .06)	(0.65)	9.75
2010	(d)	8.81	0 .49	1 .01	1 .50	(0.52)	–	(0.52)	9.79
2009	(g)	6.64	0 .59	2 .17	2 .76	(0.59)	–	(0.59)	8.81
2008	(g)	10.05	0 .58	(3.43)	(2.85)	(0.56)	–	(0.56)	6.64
2007	(g)	10.71	0 .57	(0.62)	(0.05)	(0.61)	–	(0.61)	10 .05

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

11.96	%(b)	$30,976	1.28%		1 .46	%(c)	5 .74%		22 .9%
5.80	(b)	28,544	1.33		1 .46	(c)	5 .57		16 .8
16.97 (b)	,(e)	27,450	1.45	(f)	1.51 (c)	,(f)	6.19	(f)	23 .4	(f)
43.45	(b)	22,511	1.50		1 .55	(c)	7 .73		26 .2
(29 .84	) (b)	16,099	1.46		–		5 .94		18 .7
(1 .03	) (b)	25,471	1.51		–		5 .05		33 .9

12.49		1,754,687	0.75		0 .75	(h)	6 .25		22 .9
6.43		1,519,392	0.76		0 .76	(h)	6 .16		16 .8
17.67	(e)	1,292,939	0.75	(f)	–		6.89	(f)	23 .4	(f)
44.52		1,279,494	0.74		–		8 .52		26 .2
(29 .34)		909,039	0.74		–		6 .70		18 .7
(0 .26)		712,347	0.75		–		5 .80		33 .9

11.60		1,686	1.59		–		5 .44		22 .9
5.56		1,328	1.60		–		5 .28		16 .8
16.77	(e)	1,458	1.60	(f)	–		6.01	(f)	23 .4	(f)
43.25		1,272	1.61		–		7 .44		26 .2
(29 .92)		593	1.62		–		5 .83		18 .7
(1 .12)		545	1.63		–		4 .86		33 .9

11.80		1,065	1.46		–		5 .55		22 .9
5.72		731	1.47		–		5 .39		16 .8
16.86	(e)	919	1.47	(f)	–		6.14	(f)	23 .4	(f)
43.60		1,054	1.48		–		7 .70		26 .2
(29 .91)		667	1.49		–		5 .96		18 .7
(0 .98)		681	1.49		–		5 .00		33 .9

11.96		4,161	1.28		–		5 .73		22 .9
5.80		3,704	1.29		–		5 .59		16 .8
17.09	(e)	1,962	1.29	(f)	–		6.37	(f)	23 .4	(f)
43.92		1,657	1.30		–		8 .16		26 .2
(29 .83)		1,518	1.31		–		6 .16		18 .7
(0 .78)		1,911	1.32		–		5 .23		33 .9

12.17		709	1.09		–		5 .98		22 .9
5.99		923	1.10		–		5 .85		16 .8
17.29	(e)	2,130	1.10	(f)	–		6.55	(f)	23 .4	(f)
44.04		2,218	1.11		–		8 .18		26 .2
(29 .63)		1,710	1.12		–		6 .34		18 .7
(0 .77)		234	1.12		–		5 .37		33 .9

12.28		2,402	0.97		–		6 .00		22 .9
6.23		1,528	0.98		–		5 .93		16 .8
17.46	(e)	656	0.98	(f)	–		6.31	(f)	23 .4	(f)
44.16		1,098	0.99		–		7 .93		26 .2
(29 .58)		492	1.00		–		6 .49		18 .7
(0 .54)		575	1.00		–		5 .45		33 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) For the period November 1 to October 31 in the year indicated.
(h) Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2012		$9 .30	$0 .40	$1 .21	$1 .61	($0 .42)	($0 .42)	$10 .49	17 .87%
2011	(b)	10.00	0.09	( 0 .79)	( 0 .70)	–	–	9.30	(7 .00	) (c)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

			Ratio of Net
Net Assets, End of			Investment Income
Period (in	Ratio of Expenses to		to Average Net		Portfolio
thousands)	Average Net Assets		Assets		Turnover Rate

$280,303	0.84%		4.06%		19 .1%
212,818	0.86	(d)	3.79	(d)	43 .5	(d)

(a) Calculated based on average shares outstanding during the period.
(b) Period from June 6, 2011, date operations commenced, through August 31, 2011.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, International Equity Index Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, (7 of the portfolios constituting the Principal Funds, Inc. (collectively the “Funds”)) as of August 31, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian, agent banks, and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2012, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 19, 2012

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
August 31, 2012 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning	Ending	During Period			Ending	During Period
	Account	Account Value	March 1, 2012		Beginning	Account Value	March 1, 2012	Annualized
	Value	August 31,	to August 31,		Account Value	August 31,	to August 31,	Expense
	March 1, 2012	2012	2012(a)		March 1, 2012	2012	2012(a)	Ratio
Blue Chip Fund
Institutional	$1,000.00	$1,064.00	$1.65	(b)	$1,000.00	$1,021.37	$3.81	0.75%
Bond Market Index Fund
Class J	1,000.00	1,025.71	4.58		1,000.00	1,020.61	4.57	0.90
Institutional	1,000.00	1,029.22	1.33		1,000.00	1,023.83	1.32	0.26
R-1	1,000.00	1,023.88	5.75		1,000.00	1,019.46	5.74	1.13
R-2	1,000.00	1,024.79	5.09		1,000.00	1,020.11	5.08	1.00
R-3	1,000.00	1,025.66	4.18		1,000.00	1,021.01	4.17	0.82
R-4	1,000.00	1,027.50	3.21		1,000.00	1,021.97	3.20	0.63
R-5	1,000.00	1,027.45	2.60		1,000.00	1,022.57	2.59	0.51
Diversified Real Asset Fund
Institutional	1,000.00	1,006.72	4.34		1,000.00	1,020.81	4.37	0.86
Global Multi-Strategy Fund
Institutional	1,000.00	1,009.76	11.87		1,000.00	1,013.32	11.89	2.35
Global Multi-Strategy Fund
(Excluding Dividends and Interest Expense
on Shorts and Short Sale Fees)
Institutional	1,000.00	1,009.76	8.34		1,000.00	1,016.85	8.35	1.65
International Equity Index Fund
Institutional	1,000.00	963.53	1.48		1,000.00	1,023.63	1.53	0.30
R-1	1,000.00	958.93	5.81		1,000.00	1,019.20	5.99	1.18
R-2	1,000.00	959.68	5.17		1,000.00	1,019.86	5.33	1.05
R-3	1,000.00	961.18	4.29		1,000.00	1,020.76	4.42	0.87
R-4	1,000.00	962.36	3.35		1,000.00	1,021.72	3.46	0.68
R-5	1,000.00	962.44	2.76		1,000.00	1,022.32	2.85	0.56

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
August 31, 2012 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period		Ending	During Period
	Account	Account Value	March 1, 2012	Beginning	Account Value	March 1, 2012	Annualized
	Value	August 31,	to August 31,	Account Value	August 31,	to August 31,	Expense
	March 1, 2012	2012	2012(a)	March 1, 2012	2012	2012(a)	Ratio
Preferred Securities Fund
Class J	$1,000.00	$1,066.58	$6.34	$1,000.00	$1,019.00	$6.19	1.22%
Institutional	1,000.00	1,069.17	3.90	1,000.00	1,021.37	3.81	0.75
R-1	1,000.00	1,064.99	8.25	1,000.00	1,017.14	8.06	1.59
R-2	1,000.00	1,066.03	7.58	1,000.00	1,017.80	7.41	1.46
R-3	1,000.00	1,066.67	6.65	1,000.00	1,018.70	6.50	1.28
R-4	1,000.00	1,067.72	5.67	1,000.00	1,019.66	5.53	1.09
R-5	1,000.00	1,068.22	5.04	1,000.00	1,020.26	4.93	0.97
Small-MidCap Dividend Income Fund
Institutional	1,000.00	1,024.62	4.27	1,000.00	1,020.91	4.27	0.84

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (June 14, 2012 to August 31, 2012), multiplied by 78/366 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	97	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	97	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	97	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following director is considered to be an “interested person” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President, CEO, and	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Chairman	since 2008, and Principal International Holding Company,
Member, Executive Committee	LLC since 2006; CEO, Princor since 2009; Senior Vice
1959	President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2012, and the Statement of Additional Information dated February 29, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended subadvisory agreement with Principal Global Investors, LLC (“PGI” or the “Subadviser”) related to the Opportunistic Municipal Fund and the Blue Chip Fund; and (2) an amended management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Opportunistic Municipal Fund and the Blue Chip Fund.

Advisory Agreements for the Opportunistic Municipal Fund and Blue Chip Fund

On March 12, 2012, the Board considered approval of advisory agreement related to the newly established Opportunistic Municipal Fund and Blue Chip Fund series of PFI (each, a “Fund” and together, the “Funds”). The Board considered the approval of (1) an amended management agreement (“Management Agreement”) between PFI, for each Fund, and the Manager and (2) an amended subadvisory Agreement (“Subadvisory Agreement”) between the Manager and the Subadviser. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”) The Board concluded that it was in the best interests of the Funds to approve the Advisory Agreements. In reaching this conclusion for each Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI and has demonstrated a commitment to support PFI. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2011, in connection with the renewal of the Management Agreements for PFI, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to each Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Funds, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds, and that the Board reviewed and approved for renewal that subadvisory agreement at its September 2011 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program.

Investment Performance. As the Funds are newly created series, the Board did not review performance of the Funds since no track record was available. With respect to the Opportunistic Municipal Fund, the Board considered the experience of the portfolio management team and reviewed the historical outperformance of the municipal funds since July 2011, at which time the Subadviser began providing subadvisory services, in comparison to the funds’ benchmarks. With respect to the Blue Chip Fund, the Board considered the experience of the portfolio management team and reviewed the historical one-year, three-year, five-year and ten-year performance as of December 31, 2011 of mid-cap equity funds managed by the Subadviser using the same investment process as will be used for the Blue Chip Fund. Such performance was also compared to the relevant Morningstar peer group and relevant benchmark index. The Board concluded, based on this information, that the historical investment performance record of each portfolio management team was satisfactory.

Fees, Economies of Scale and Profitability. The Board considered each Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Funds under the Management Agreement. The Board noted that the proposed management fee schedules for each Fund include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser from its own management fee so that shareholders pay only the management fee. The Board also noted that the Subadviser represented that the proposed subadvisory fee for each Fund was not higher than fees charged to its other clients with comparable mandates. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. For the Opportunistic Municipal Fund, although the proposed subadvisory fee schedule does not include breakpoints, the Board concluded that the fee schedule is appropriate at currently anticipated asset levels. For the Blue Chip Fund, the Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

			SHAREHOLDER MEETING RESULTS

			Special Meeting of Shareholder
			Principal Funds, Inc.
			Held April 4, 2012

1	.	Election of Board of Directors

			For		Withheld
		Ballantine	7,826,466,779.225		337,381,057.912
		Barnes	7,818,835,728.587		345,012,108.550
		Beer	7,842,979,389.697		320,868,447.440
		Blake	7,835,532,198.896		328,315,638.241
		Damos	7,841,742,714.974		322,105,122.163
		Eucher	7,845,634,531.856		318,213,305.281
		Everett	7,832,019,913.664		331,827,923.473
		Gilbert	7,838,868,454.021		324,979,383.116
		Grimmett	7,841,835,118.443		322,012,718.694
		Hirsch	7,838,982,242.816		324,865,594.321
		Huang	7,820,848,316.594		342,999,520.543
		Kimball	7,842,780,310.301		321,067,526.836
		Lukavsky	7,811,384,660.618		352,463,176.519
		Pavelich	7,834,601,000.983		329,246,836.154

2	.	Approval of Amended and Restated Articles of Amendment

			For	Against	Abstain	Broker Non-Vote
			6,320,429,220.834	795,290,719.831	423,328,112.334	624,799,784.138

3	a.	Approval of Amended Fundamental Restriction Relating to Senior Securities

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	92,809,497.649	5,513,411.412	7,268,722.285	12,868.764
		Diversified Real Asset Fund	68,180,511.424	311,700.964	885,264.200	10,302,987.664
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		Preferred Securities Fund	185,545,011.396	3,148,369.955	8,480,951.895	45,665,082.776
		Small-MidCap Dividend Income Fund	23,103,995.397	140,041.917	473,638.495	831,559.988

3	b.	Approval of Amended Fundamental Restriction Relating to Commodities

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	93,072,304.042	5,133,577.895	7,385,749.409	12,868.764
		Diversified Real Asset Fund	68,173,429.036	303,810.274	900,238.278	10,302,986.664
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		Preferred Securities Fund	185,223,382.973	3,391,200.078	8,559,753.195	45,665,079.776
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988

3	c.	Approval of Amended Fundamental Restriction Relating to Real Estate

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	92,745,864.904	5,577,044.157	7,268,722.285	12,868.764
		Diversified Real Asset Fund	68,150,759.035	321,939.043	904,778.510	10,302,987.664
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		Preferred Securities Fund	185,414,226.809	3,163,851.724	8,596,255.713	45,665,081.776
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988

3	e.	Approval of Amended Fundamental Restriction Relating to Making Loans

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	91,393,250.647	6,929,658.414	7,268,722.285	12,868.764
		Diversified Real Asset Fund	68,117,777.963	321,665.850	938,032.775	10,302,987.664
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		International Equity Index Fund	57,701,617.581	2,433,467.404	1,639,874.494	0.000
		Preferred Securities Fund	184,996,112.002	3,625,826.667	8,552,393.577	45,665,083.776
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988

3	f.	Approval of Amended Fundamental Restriction Relating to Diversification

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		Diversified Real Asset Fund	68,197,811.354	285,861.935	893,804.299	10,302,986.664
		International Equity Index Fund	57,069,191.459	3,065,893.525	1,639,874.495	0.000
		Preferred Securities Fund	185,636,574.606	2,984,300.776	8,553,463.864	45,665,076.776
		Small-MidCap Dividend Income Fund	23,244,037.314	0.000	473,638.495	831,559.988

3	g.	Approval of Amended Fundamental Restriction Relating to Concentration

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		International Equity Index Fund	57,069,191.399	2,433,467.404	2,272,300.676	0.000
		Small-MidCap Dividend Income Fund	23,185,656.203	58,381.111	473,638.495	831,559.988

3	i.	Approval of Elimination of Fundamental Restriction Relating to Short Sales

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	87,453,449.505	10,841,014.804	7,297,167.037	12,868.764
		Diversified Real Asset Fund	68,014,268.309	411,412.705	951,795.574	10,302,987.664
		International Equity Index Fund	54,826,149.560	4,212,438.291	2,736,371.628	0.000
		Preferred Securities Fund	183,657,009.795	4,760,101.177	8,757,223.274	45,665,081.776
		Small-MidCap Dividend Income Fund	23,053,974.365	140,042.985	523,657.459	831,560.988

FEDERAL INCOME TAX INFORMATION
PRINCIPAL FUNDS, INC.
August 31, 2012 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended August 31, 2012. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2012, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage
Diversified Real Asset Fund	4%
Preferred Securities Fund	7%
Small-MidCap Dividend Income Fund	61%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax

Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2012, taxed at a maximum rate of 15% is as follows:

Percentage
Diversified Real Asset Fund	8%
International Equity Index Fund	85%
Preferred Securities Fund	21%
Small-MidCap Dividend Income Fund	75%

Foreign Taxes Paid. The following Fund elects under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders.

The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2012, are as follows:

Foreign Taxes
Per Share
International Equity Index Fund	$0.0203

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns.

For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the Fund’s transfer agent.

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit principal.com.

Insurance products and plan administrative services are provided by Principal life Insurance Company. Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV690-02 | 08/2012 | #t12081701l8

  2012 Principal Financial Services, Inc.

CLASS A, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Annual Report

August 31, 2012

Table of Contents

Letter from the President	1
Market Highlights	2
Diversified Real Asset Fund	4
Global Multi-Strategy Fund	6
Preferred Securities Fund	8
Small-MidCap Dividend Income Fund	10
Glossary	12
Financial Statements	13
Notes to Financial Statements	23
Schedules of Investments	40
Financial Highlights (Includes performance information)	94
Report of Independent Registered Public Accounting Firm	98
Shareholder Expense Example	99
Supplemental Information	101

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett
President and CEO, Principal Funds

2012 began with an ongoing rally in equity markets amid moderately positive economic results and optimism over constructive resolutions in Europe that had lessened investor worries. By April, however, the rally had waned and equity markets became more volatile — driven largely by worsening European debt problems, slowed growth in China and strained economic momentum in the U.S.1 Volatility continued into the summer as these ongoing concerns weighed on investors’ minds. But by August, signs of improvement in U.S. economic data (housing, retail sales) — combined with a strong statement from European Central Bank (ECB) President Mario Draghi on July 26th that the ECB would do whatever was necessary to keep the Eurozone2 intact — helped global equities and bond markets to a mostly solid and positive month, particularly in Europe.3 In this uncertain environment, we believe the most prudent approach for investing your portfolio is to select an allocation that is broadly diversified both across and within asset classes.4 The allocation should align with your time horizon for each of your financial goals as well as your tolerance for investment risk. We encourage you to work with your financial professional in choosing investments and monitoring your portfolio’s performance to potentially reduce your risk of loss — or of missed opportunities — as you work toward realizing your financial goals.

Investments to help you reach for your goals

Our mutual funds cover a wide range of asset classes to help you diversify your portfolio as you save for the future — whether you are investing for goals that are years down the road, or closer at hand. You can select a mix of our individual funds, or you can choose one of our target risk or target date asset allocation funds (which are already broadly diversified). Our history shows our commitment to asset allocation investing — Principal Funds is the fifth-largest provider of lifecycle funds in the industry (target risk and target date funds combined), with one of the longest track records.5 For investors nearing or in retirement, we strive to provide mutual funds that will help support your retirement income needs over time. To this end, we offer several mutual funds structured to complement traditional portfolios by combating three key retirement risks: longevity, inflation and volatility. For more information, ask your financial professional about our Principal Portfolio Construction StrategiesTM. Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your continued support.

Nora Everett, President and CEO
Principal Funds

About our target-date funds

Our target-date funds invest in underlying Principal Funds and each is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each of our target-date funds approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each target-date fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Our target-date funds assume the value of the investor’s account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of our target-date funds is guaranteed at any time, including the target date. Investment risk remains at all times.

[1]	On the Other Hand: Economic Insights, April 2012, by Bob Baur and the Principal Global Investors Economic Committee
[2]	The Eurozone is a geographic and economic region consisting of all European Union countries that have adopted the euro as their national currency.

[3]	On the Other Hand: Economic Insights, August 2012, by Bob Baur, Robin Anderson, and the Economic Committee
[4]	Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

5 Source: FRC Quarterly LifeCycle Report, June 30, 2012

1

Economic & Financial Market Review

For most of the past two years, the markets have operated under the major threat of a possible unmanaged Greek default. The deteriorating situation in Greece has caused fear that default in that country could trigger a contagion of defaults in other troubled European nations, as well as in a large portion of the European banking system. As of August 31, 2012, Greece continued to struggle, with no long-term solution yet in place. Meanwhile, Spain and Italy continued to experience the pain of the spreading debt crisis.

Despite ongoing concern over sovereign debt issues in Europe, U.S. equities enjoyed strong results for the year ending August 31st. The U.S. market’s positive tone was in part directly related to Central Bank policy initiatives in both the U.S. and Europe. The U.S. Federal Reserve continued its purchase of securities through various programs, while the European Central Bank (ECB) continued working on the bailout of Greece and support programs for Italy and Spain. These ongoing efforts helped spur the broad U.S. equities market, which finished the 12-month period with a 17.0% return.1

Signs of some progress in the U.S. economy also helped push U.S. equities higher (though the overall economic situation remained somewhat subdued). Unemployment decreased to 8.1% in August 2012 as compared to 9.1% in August 2011. While this decrease was partly due to an increase in nonfarm payroll employment, it also resulted partly from a reduction in the labor force as discouraged workers fell out of the unemployed tally. Though the number of long-term unemployed workers (those jobless for 27 or more weeks) remained an issue, the stubbornly high long-term jobless number showed improvement during the period.2 The housing situation also showed some improvement. Residential housing starts grew from 581,000 units in August 2011 to 750,000 units in August 2012, an increase of almost 30%.3 Consumer confidence improved as well; the consumer confidence index rose from 45.2 in September 2011 to 61.3 as of August 2012.4

Within U.S. equities, large-cap stocks generally outperformed smaller-caps due to ongoing risk aversion and flight to perceived quality during the period. From a style perspective, small- and mid-cap value outperformed small- and mid-cap growth. Value benefited both from lower exposure to the energy sector (which suffered from eroding commodities prices) and higher exposure to financials (which showed strength due to the efforts undertaken by the Fed and the ECB). Within U.S. large-caps, however, growth was propelled to perform similarly as value due to very strong results delivered by a single stock — Apple — which experienced extremely strong sales and market growth during the period.5

Meanwhile, international equities in both developed and emerging markets considerably lagged U.S. equities during the period, pulled down significantly by the ongoing sovereign debt issues in Europe and by a strong U.S. dollar. International emerging markets were further hurt by signs of economic deceleration, especially in China. As a result, emerging markets delivered the weakest performance, down -5.8%, while developed markets delivered 0.0%.6

In fixed income, U.S. Treasury yields generally fell as investors focused on the volatile situation in Europe and signs of slowing growth in the U.S. and international emerging markets. The 10-year Treasury yield fell from 2.30% to 1.57%, while the yield on the 2-year Treasury fell slightly from 0.23% to 0.22%.7 The Fed continued its accommodative stance, including the continuation of Operation Twist (selling short-term securities and using the proceeds to buy longer-term securities), originally set to expire on June 30, 2012. The extension fell short of the additional accommodative action that investors were seeking. In its statement released August 1, 2012, the Fed noted that economic activity decelerated in the first half of the year and that it was likely to keep rates at current levels through at least late 2014.8

Non-Treasury fixed income asset classes performed well during the period, reflecting in part investors’ search for yield. High-yield corporate bonds led the pack, outperforming duration-adjusted Treasuries by 10.52%, while investment-grade corporate bonds outperformed them by 3.75%. Within investment-grade fixed income, financial corporates performed best, outpacing duration-adjusted Treasuries by 6.00% (despite a rash of rating-agency downgrades).9

1 Broad U.S. equities market: Russell 3000 Index

 2 U.S. Dept. of Labor, Bureau of Labor Statistics; bls.gov

3 “Housing Starts, Monthly, Seasonally Adjusted Annual Rate,” updated August 2012; research.stlouisfed.org/fred2/series/HOUST

4 The Conference Board Consumer Confidence Index; conference-board.org/data/consumerconfidence.cfm

5 U.S. value equities (mid-, small- & large-caps): Russell Midcap Value Index, Russell 2000 Value Index & Russell 1000 Value Index; U.S. growth equities (mid-, small- & large-caps): Russell Midcap Growth Index, Russell 2000 Growth Index & Russell 1000 Growth Index

6 International emerging markets: MSCI Emerging Market Index; International developed markets: MSCI EAFE Index

7 FactSet (U.S. Treasury Constant Maturity 10-year and 2-year yields)

 8 Federal Reserve Bank Federal Open Market Committee statement, released 8/1/2012; federalreserve.gov/newsevents/press/monetary/20120801a.htm

 9 Barclays Live (Barclays US Corporate High Yield Index and components of the Barclays Aggregate Bond Index)

2

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3

Diversified Real Asset Fund

Portfolio Managers:

Michael P Finnegan
Kelly Grossman
Dave Reichart
Principal Management Corp.

BlackRock Financial Management Inc.	Brookfield Investment Management, Inc.	Credit Suisse Asset Management, LLC
Jennison Associates LLC	Principal Real Estate Investors LLC	Symphony Asset Management LLC
Tortoise Capital Advisors LLC

What contributed to or detracted from Fund performance during the fiscal year?

From an asset allocation perspective, the Diversified Real Asset Fund benefited most from underweights to the Commodities sleeve (sub-advised by Credit Suisse Asset Management) and the Natural Resource Stocks sleeves (sub-advised by Jennison Associates). In terms of manager performance, the Global Real Estate Investment Trust (REIT) sleeve (sub-advised by Principal Real Estate Investors), the Master Limited Partnership (MLP) sleeve (sub-advised by Tortoise Capital Advisors) and the Infrastructure sleeve (sub-advised by Brookfield Investment Management) outperformed their respective benchmarks for the period, which contributed positively to results. Stock selection within the United Kingdom was the largest contributor to outperformance within the Global REITs sleeve, while security selection within the Refined Products Pipelines subsector contributed to manager outperformance in the MLP sleeve. Within the Infrastructure sleeve, manager outperformance was driven largely by strong results from portfolio positions in North America and positive stock selection within the energy sector. From an asset allocation perspective, an underweight to the Global REITs sleeve negatively impacted results the most. In terms of managers, weak performance by the Natural Resource Stocks manager relative to the benchmark detracted the most, particularly in the energy and materials sectors.

4

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/12 for Class A, C, and P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2012

			Since		Extended Performance
		1-Year	Inception	Inception Date	Inception Date
Class A Shares	Excluding Sales Charge	3.53%	8.80%	3/16/10	-
	Including Sales Charge	-0.35%	7.12%
Class C Shares	Excluding Sales Charge	2.80%	8.04%	3/16/10	-
	Including Sales Charge	1.80%	8.04%
Class P Shares	Excluding Sales Charge	3.78%	9.07%	9/27/10	3/16/10

Total Investment Expense as shown in the 12/30/11 prospectus
Gross Expense Ratio		Net Expense Ratio
Class A Shares	1.32%	1.25%
Class C Shares	2.18%	2.00%
Class P Shares	1.89%	1.05%

Average annual total returns* including sales charge as of 6/30/12:
Class A Shares: -4.43% (1-year); 5.83% (since inception)
Class C Shares: -2.52% (1-year); 6.82% (since inception)
Class P Shares****: -0.55% (1-year); 7.87% (since inception)

See glossary on page 12 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark is calculated from 3/31/10 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

****	Class P Shares do not have a sales charge.

5

Global Multi-Strategy Fund

Portfolio Managers:

Michael P Finnegan
Kelly Grossman
Dave Reichart
Principal Management Corp.

AQR Capital Management, LLC	Cliffwater, LLC	CNH Partners, LLC
Loomis, Sayles & Company, L.P.	Los Angeles Capital Management and Equity	Pacific Investment Management Company LLC
Research, Inc.
Wellington Management Company, LLP

What contributed to or detracted from Fund performance during the fiscal year?

Manager outperformance has been the lead contributor to the portfolio's positive performance since inception. Los Angeles (LA) Capital Management and Equity Research, Inc, Wellington Management Company, LLP, Loomis, Sayles & Company, L.P. and Pacific Investment Management Company, LLC (PIMCO) all have supplied strong absolute and relative returns. LA Capital's Equity Long/Short sleeve significantly outperformed its peer group through a combination of security selection and positioning. Wellington's Equity Long/Short sleeve's positive performance was driven primarily by security selection, especially in information technology, consumer discretionary, energy and financials. Loomis Sayles' Credit Long/Short sleeve benefited from the decrease in interest rates during the period, as the sleeve has maintained positive duration since inception. Several of Loomis’ currency hedges (implemented through currency forwards) also performed well. PIMCO's Multi-Strategy sleeve had exposure to U.S. Treasury Inflation Protection Securities (TIPS), corporate credit, municipals and mortgage-backed securities, which contributed to their positive performance. PIMCO’s rates and duration strategies have been mixed; curve positioning trades (partially implemented through swaptions) have been positive while duration hedges (partially implemented through swaps) have been negative. AQR's Multi-Strategy sleeve has delivered a flat net return since inception of the portfolio. The largest detractor has been the firm's equity market neutral strategy, followed by the global macro strategy (partially implemented through index futures and currency futures). Underweights to the event-driven and fixed-income relative value strategies also detracted from AQR's results.

6

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/12 for Class A and P; 12/31/13 for Class C. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2012

		Since		Extended Performance
		Inception	Inception Date	Inception Date
Class A Shares	Excluding Sales Charge	3.20%	10/24/11	-
	Including Sales Charge	-0.67%
Class C Shares	Excluding Sales Charge	2.76%	6/14/12	10/24/11
	Including Sales Charge	1.76%
Class P Shares	Excluding Sales Charge	3.40%	10/24/11	-

Total Investment Expense as shown in the 12/30/11 prospectus; 6/13/12 for Class C
		Gross Expense Ratio		Net Expense Ratio
Class A Shares		3.64%		3.56%
Class C Shares		4.61%		4.31%
Class P Shares		3.39%		3.36%

Average annual total returns* including sales charge as of 6/30/12: Class A Shares: -1.73% (since inception) Class C Shares: 0.77% (since inception) Class P Shares****: 2.30% (since inception)

See glossary on page 12 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark is calculated from 10/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

****	Class P Shares do not have a sales charge.

7

Preferred Securities Fund

Portfolio Managers:

L. Phillip Jacoby IV
Mark A. Lieb
Fernando “Fred” Diaz
Roberto Giangregorio
Manu Krishnan, CFA
Spectrum Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The U.S. sector of the portfolio was responsible for nearly half of the portfolio's positive performance during the period, with the balance being spread among 16 other developed countries. On a sector basis, non-U.S. banking was the top performer; the U.S. banking, multiline insurance, reinsurance, telecom and life insurance sectors benefited results as well. Firms that outperformed relative to the benchmark index were Nationwide Financial, Royal Bank of Scotland, Prudential Insurance, ZFS Financial and Allstate. The largest detractors from performance were less positive rather than negative. Sectors that benefited performance the least included media, computers, entertainment, cable and industrials. Firms that underperformed relative to the benchmark index were Dominion Resources, Rabobank, Goldman Sachs, Deutsche Bank and ING. The floating-rate paper in the portfolio also underperformed, given the 80 basis point decline in interest rate swap yields during the period.

8

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns* as of August 31, 2012
						Extended
		1-Year	5-Year	10-Year	Inception	Performance
					Date	Inception Date
Class A Shares	Excluding Sales Charge	12.20%	7.44%	5.60%	6/28/05	5/1/02
	Including Sales Charge	8.02%	6.61%	5.20%
Class C Shares	Excluding Sales Charge	11.38%	6.63%	4.93%	1/16/07	5/1/02
	Including Sales Charge	10.38%	6.63%	4.93%
Class P Shares	Excluding Sales Charge	12.41%	7.59%	5.83%	9/27/10	5/1/02

Total Investment Expense as shown in the 12/30/11 prospectus
		Gross/Net Expense Ratio
Class A Shares		1.10%
Class C Shares		1.85%
Class P Shares		0.76%

Average annual total returns* including sales charge as of 6/30/12: Class A Shares: 0.97% (1-year); 5.25% (5-year); 5.08% (10-year) Class C Shares: 3.19% (1-year); 5.27% (5-year); 4.81% (10-year) Class P Shares****: 5.15% (1-year); 6.19% (5-year); 5.71% (10-year)

See glossary on page 12 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index

****	Class P Shares do not have a sales charge.

9

Small-MidCap Dividend Income Fund

Portfolio Managers:

Daniel R. Coleman
David W. Simpson, CFA
Edge Asset Management, Inc

What contributed to or detracted from Fund performance during the fiscal year?

Security selection in the financial sector aided performance; in particular, the portfolio benefited when Nationwide acquired Harleysville at a premium. Security selection within the industrial sector also contributed positively to returns. Within the materials sector, security selection added to results as RPM International and Canexus outpaced the sector. Weak security selection within the consumer discretionary sector detracted from results. Also, security selection in the health care sector detracted as Computer Programs & Systems lagged. An overweight to the telecommunications sector, which lagged the index, detracted from results as well.

10

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 2/28/13 for Class A and P; 12/31/13 for Class C. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2012

			Since		Extended Performance
		1-Year	Inception	Inception Date	Inception Date
Class A Shares	Excluding Sales Charge	17.30%	7.11%	6/6/11	-
	Including Sales Charge	10.85%	2.33%
Class C Shares	Excluding Sales Charge	16.41%	6.20%	6/14/12	6/6/11
	Including Sales Charge	15.41%	6.20%
Class P Shares	Excluding Sales Charge	17.70%	8.34%	6/6/11	-

Total Investment Expense as shown in the 12/30/11 prospectus; 6/13/12 for Class C
Gross Expense Ratio		Net Expense Ratio
Class A Shares	1.71%	1.46%
Class C Shares	2.19%	2.15%
Class P Shares	1.46%	1.06%

Average annual total returns* including sales charge as of 6/30/12:
Class A Shares: -1.98% (1-year); -0.99% (since inception)
Class C Shares: 1.83% (1-year); 3.47% (since inception)
Class P Shares****: 5.07% (1-year); 5.74% (since inception)

See glossary on page 12 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark is calculated from 5/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

****	Class P Shares do not have a sales charge.

11

Glossary

Barclays U.S. Tier I Capital Securities Index:

Tracks the market for deeply subordinated fixed income Securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings Agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays U.S. Treasury Inflation Protection Securities (TIPS) Index:

An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

BofA Merrill Lynch Fixed Rate Preferred Securities Index:

Tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.

Diversified Real Asset Custom Index:

Composed of 30% Barclays U.S. TIPS Index, 20% MSCI U.S. REIT Index, 25% Dow Jones UBS Commodity Index, 15% S&P North America Natural Resources Index, and 10% Tortoise MLP Index.

Dow Jones UBS Commodity Index: Composed of futures contracts on physical commodities.

Hedge Fund Research, Inc. (HFRI) Fund-of-Funds Composite Index

The equal-weighted index consists of over 800 constituent hedge funds, including both domestic and offshore funds.

Morgan Stanley Capital International (MSCI) U.S. Real Estate Investment Trust (REIT) Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Russell 2500® Value Index:

Measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P North America Natural Resources Index:

Measures the performance of U.S. traded stocks of natural resource related companies in the U.S. and Canada.

Tortoise Master Limited Partnership (MLP) Index

A float-adjusted, capitalization weighted index of energy master limited partnerships comprised of the following sub sectors: Crude Oil Pipelines, Gathering & Processing, Natural Gas Pipelines, and Refined Products Pipelines.

12

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2012

	Diversified Real		Global Multi-		Opportunistic
Amounts in thousands, except per share amounts	Asset Fund		Strategy Fund		Municipal Fund
Investment in securities--at cost	$1,214,223		$457,224		$19,009
Foreign currency--at cost	$2,673		$492		$–
Assets
Investment in securities--at value	$1,268,418		$478,074		$19,383
Foreign currency--at value	2,675		496		–
Cash	38,248		157,484		136
Deposits with counterparty	112		12,302		–
Receivables:
Dividends and interest	2,211		1,820		243
Expense reimbursement from Manager	106		35		25
Foreign currency contracts	210		2,627		–
Fund shares sold	2,775		676		–
Investment securities sold	7,817		67,250		–
Swap premiums paid	–		1,333		–
Unrealized gain on OTC swap agreements	–		923		–
Variation margin on futures contracts	204		718		–
Total Assets	1,322,776		723,738		19,787
Liabilities
Accrued management and investment advisory fees	905		654		6
Accrued distribution fees	87		3		8
Accrued transfer agent fees	108		4		3
Accrued directors' expenses	9		5		1
Accrued professional fees	–		–		8
Accrued other expenses	53		289		11
Payables:
Dividends payable	–		–		47
Foreign currency contracts	70		2,445		–
Fund shares redeemed	762		11		–
Interest expense and fees payable	–		–		6
Investment securities purchased	17,984		50,087		244
Options and swaptions contracts written (premiums received $0, $4,097 and $0)	–		2,440		–
Secured borrowing	–		1,443		–
Short sales (proceeds received $0, $171,542 and $0)	–		177,791		–
Swap premiums received	–		1,048		–
Unrealized loss on OTC swap agreements	28		838		–
Variation margin on futures contracts	165		665		–
Floating rate notes issued	–		–		3,848
Total Liabilities	20,171		237,723		4,182
Net Assets Applicable to Outstanding Shares	$1,302,605		$486,015		$15,605
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,205,519		$472,908		$15,176
Accumulated undistributed (overdistributed) net investment income (loss)	13,191		(370)		18
Accumulated undistributed (overdistributed) net realized gain (loss)	29,433		1,025		37
Net unrealized appreciation (depreciation) of investments	54,326		12,266		374
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	136		186		–
Total Net Assets	$1,302,605		$486,015		$15,605
Capital Stock (par value: $.01 a share):
Shares authorized	1,400,000		1,450,000		300,000
Net Asset Value Per Share:
Class A: Net Assets	$246,133		$8,465		$7,860
Shares Issued and Outstanding	20,666		820		764
Net Asset Value per share	$11.91		$10.32		$10.29
Maximum Offering Price	$12.37		$10.72		$10.69
Class C: Net Assets	$42,133		$1,529		$7,745
Shares Issued and Outstanding	3,587		148		753
Net Asset Value per share	$11.75	(a)	$10.33	(a)	$10.29	(a)
Class P: Net Assets	$39,474		$707		N/A
Shares Issued and Outstanding	3,301		68
Net Asset Value per share	$11.96		$10.34
Institutional: Net Assets	$974,865		$475,314		N/A
Shares Issued and Outstanding	81,310		45,915
Net Asset Value per share	$11.99		$10.35

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

13

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. August 31, 2012

			Small-MidCap
	Preferred		Dividend
Amounts in thousands, except per share amounts	Securities Fund		Income Fund
Investment in securities--at cost	$4,011,694		$288,769
Investment in affiliated securities--at cost	$59,224		$–
Foreign currency--at cost	$–		$32
Assets
Investment in securities--at value	$4,441,112		$304,470
Investment in affiliated securities--at value	65,930		–
Foreign currency--at value	–		32
Cash	62		81
Receivables:
Dividends and interest	41,990		717
Expense reimbursement from Manager	–		32
Expense reimbursement from Distributor	5		–
Fund shares sold	40,933		114
Investment securities sold	44		51
Total Assets	4,590,076		305,497
Liabilities
Accrued management and investment advisory fees	2,632		203
Accrued administrative service fees	1		–
Accrued distribution fees	986		3
Accrued service fees	2		–
Accrued transfer agent fees	501		6
Accrued directors' expenses	24		4
Accrued other expenses	131		14
Payables:
Dividends payable	19,754		–
Fund shares redeemed	8,133		129
Investment securities purchased	351		2,695
Total Liabilities	32,515		3,054
Net Assets Applicable to Outstanding Shares	$4,557,561		$302,443
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$4,152,047		$286,035
Accumulated undistributed (overdistributed) net investment income (loss)	7,921		1,453
Accumulated undistributed (overdistributed) net realized gain (loss)	(38,531)		(746)
Net unrealized appreciation (depreciation) of investments	436,124		15,701
Total Net Assets	$4,557,561		$302,443
Capital Stock (par value: $.01 a share):
Shares authorized	1,900,000		1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$1,139,496		$16,660
Shares Issued and Outstanding	109,979		1,593
Net Asset Value per share	$10.36		$10.46
Maximum Offering Price	$10.76		$11.07
Class C: Net Assets	$887,524		$192
Shares Issued and Outstanding	85,727		18
Net Asset Value per share	$10.35	(a)	$10.48	(a)
Class J: Net Assets	$30,976		N/A
Shares Issued and Outstanding	3,045
Net Asset Value per share	$10.17	(a)
Class P: Net Assets	$734,855		$5,288
Shares Issued and Outstanding	71,314		500
Net Asset Value per share	$10.30		$10.58
Institutional: Net Assets	$1,754,687		$280,303
Shares Issued and Outstanding	170,148		26,722
Net Asset Value per share	$10.31		$10.49
R-1: Net Assets	$1,686		N/A
Shares Issued and Outstanding	164
Net Asset Value per share	$10.28
R-2: Net Assets	$1,065		N/A
Shares Issued and Outstanding	104
Net Asset Value per share	$10.24
R-3: Net Assets	$4,161		N/A
Shares Issued and Outstanding	405
Net Asset Value per share	$10.26
R-4: Net Assets	$709		N/A
Shares Issued and Outstanding	69
Net Asset Value per share	$10.25
R-5: Net Assets	$2,402		N/A
Shares Issued and Outstanding	234
Net Asset Value per share	$10.28

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

14

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2012 (Except as Noted)

	Diversified Real	Global Multi-	Opportunistic
Amounts in thousands	Asset Fund	Strategy Fund(a)	Municipal Fund(b)
Net Investment Income (Loss)
Income:
Dividends	$14,450	$3,311	$7
Withholding tax	(408)	(146)	–
Interest	7,237	3,462	154
Total Income	21,279	6,627	161
Expenses:
Management and investment advisory fees	8,512	5,189	16
Distribution fees - Class A	451	8	4
Distribution fees - Class C	400	1	16
Registration fees - Class A	66	25	29
Registration fees - Class C	30	25	29
Registration fees - Class P	33	27	N/A
Registration fees - Institutional	60	25	N/A
Shareholder meeting expense - Class A	38	–	–
Shareholder meeting expense - Class C	5	–	–
Shareholder meeting expense - Class P	4	–	N/A
Shareholder meeting expense - Institutional	6	1	N/A
Shareholder reports - Class A	18	–	–
Shareholder reports - Class C	4	1	–
Shareholder reports - Class P	7	–	N/A
Shareholder reports - Institutional	11	–	N/A
Transfer agent fees - Class A	479	7	2
Transfer agent fees - Class C	74	6	2
Transfer agent fees - Class P	55	1	N/A
Transfer agent fees - Institutional	26	2	N/A
Custodian fees	66	158	2
Directors' expenses	25	9	1
Dividends and interest on securities sold short	–	2,264	–
Interest expense and fees	–	–	8
Professional fees	27	58	8
Other expenses	18	2	–
Total Gross Expenses	10,415	7,809	117
Less: Reimbursement from Manager - Class A	336	30	34
Less: Reimbursement from Manager - Class C	54	31	33
Less: Reimbursement from Manager - Class P	31	28	N/A
Less: Reimbursement from Manager - Institutional	–	94	N/A
Total Net Expenses	9,994	7,626	50
Net Investment Income (Loss)	11,285	(999)	111

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements, Short sales and Foreign currencies
Net realized gain (loss) from:
Investment transactions	31,561	4,453	37
Foreign currency transactions	(371)	383	–
Futures contracts	(757)	(2,215)	–
Options and swaptions	–	1,963	–
Short sales	–	(2,644)	–
Swap agreements	(167)	(286)	–
Change in unrealized appreciation/depreciation of:
Investments	16,325	20,850	374
Futures contracts	144	(3,571)	–
Options and swaptions	–	1,657	–
Short sales	–	(6,249)	–
Swap agreements	(28)	(421)	–
Translation of assets and liabilities in foreign currencies	136	186	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and
Swaptions, Swap agreements, Short sales, and Foreign currencies	46,843	14,106	411
Net Increase (Decrease) in Net Assets Resulting from Operations	$58,128	$13,107	$522

(a)	Period from October 24, 2011, date operations commenced, through August 31, 2012.
(b)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

15

STATEMENTS OF OPERATIONS PRINCIPAL FUNDS, INC. Year Ended August 31, 2012

		Small-MidCap
	Preferred	Dividend
Amounts in thousands	Securities Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$3,772	$–
Dividends	125,134	12,538
Withholding tax	(93)	(266)
Interest	128,521	10
Total Income	257,334	12,282
Expenses:
Management and investment advisory fees	25,980	2,010
Distribution fees - Class A	2,179	24
Distribution fees - Class C	7,401	–
Distribution fees - Class J	123	N/A
Distribution fees - R-1	5	N/A
Distribution fees - R-2	2	N/A
Distribution fees - R-3	10	N/A
Distribution fees - R-4	1	N/A
Administrative service fees - R-1	4	N/A
Administrative service fees - R-2	2	N/A
Administrative service fees - R-3	3	N/A
Registration fees - Class A	57	26
Registration fees - Class C	38	25
Registration fees - Class J	20	N/A
Registration fees - Class P	81	26
Registration fees - Institutional	68	52
Service fees - R-1	4	N/A
Service fees - R-2	2	N/A
Service fees - R-3	10	N/A
Service fees - R-4	2	N/A
Service fees - R-5	4	N/A
Shareholder meeting expense - Class A	109	2
Shareholder meeting expense - Class C	79	–
Shareholder meeting expense - Class J	5	N/A
Shareholder meeting expense - Class P	35	–
Shareholder meeting expense - Institutional	62	1
Shareholder reports - Class A	18	1
Shareholder reports - Class C	20	–
Shareholder reports - Class P	68	1
Shareholder reports - Institutional	87	1
Transfer agent fees - Class A	624	22
Transfer agent fees - Class C	638	5
Transfer agent fees - Class J	56	N/A
Transfer agent fees - Class P	487	2
Transfer agent fees - Institutional	371	1
Custodian fees	28	6
Directors' expenses	107	6
Professional fees	23	20
Other expenses	61	1
Total Gross Expenses	38,874	2,232
Less: Reimbursement from Manager - Class A	–	19
Less: Reimbursement from Manager - Class C	–	31
Less: Reimbursement from Manager - Class P	–	24
Less: Reimbursement from Distributor - Class J	50	N/A
Total Net Expenses	38,824	2,158
Net Investment Income (Loss)	218,510	10,124

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements, Short sales and Foreign currencies
Net realized gain (loss) from:
Investment transactions	81,144	308
Foreign currency transactions	–	(9)
Change in unrealized appreciation/depreciation of:
Investments	137,641	30,444
Investments in affiliated securities	3,425	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and
Swaptions, Swap agreements, Short sales, and Foreign currencies	222,210	30,743
Net Increase (Decrease) in Net Assets Resulting from Operations	$440,720	$40,867

See accompanying notes.

16

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands						Diversified Real Asset Fund
						Year Ended	Year Ended
						August 31, 2012	August 31, 2011
Operations
Net investment income (loss)						$11,285	$6,875
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions						30,266	22,075
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies						16,577	36,039
		Net Increase (Decrease) in Net Assets Resulting from Operations				58,128	64,989

Dividends and Distributions to Shareholders
From net investment income						(3,221)	(1,763)
From net realized gain on investments						(22,093)	(1,077)
					Total Dividends and Distributions	(25,314)	(2,840)

Capital Share Transactions
Net increase (decrease) in capital share transactions						557,738	465,149
					Total increase (decrease) in net assets	590,552	527,298

Net Assets
Beginning of period						712,053	184,755
End of period (including undistributed net investment income as set forth below)						$1,302,605	$712,053
Undistributed (overdistributed) net investment income (loss)						$13,191	$5,551

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Year Ended August 31, 2012
Dollars:
Sold	$181,189	$13,834	$25,222	$	433,735
Reinvested	4,333	701	460		18,836
Redeemed	(36,168)	(10,455)	(16,841)		(57,108)
Net Increase (Decrease)	$149,354	$4,080	$8,841	$	395,463
Shares:
Sold	15,774	1,211	2,196		37,889
Reinvested	394	65	42		1,702
Redeemed	(3,149)	(918)	(1,470)		(4,954)
Net Increase (Decrease)	13,019	358	768		34,637
Year Ended August 31, 2011
Dollars:
Sold	$95,520	$38,167	$34,211	$	362,318
Reinvested	103	14	–		2,718
Redeemed	(17,405)	(1,849)	(3,946)		(44,702)
Net Increase (Decrease)	$78,218	$36,332	$30,265	$	320,334
Shares:
Sold	8,170	3,251	2,869		33,133
Reinvested	9	1	–		241
Redeemed	(1,478)	(158)	(336)		(3,847)
Net Increase (Decrease)	6,701	3,094	2,533		29,527

Distributions:
Year Ended August 31, 2012
From net investment
income	$(408)	$–	$(108)		$(2,705)
From net realized gain on
investments	(4,238)	(928)	(731)		(16,196)
Total Dividends and
Distributions	$(4,646)	$(928)	$(839)		$(18,901)
Year Ended August 31, 2011
From net investment
income	$(58)	$(6)	$–	$	(1,699)
From net realized gain on
investments	(49)	(9)	–		(1,019)
Total Dividends and
Distributions	$(107)	$(15)	$–	$	(2,718)

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC.

					Global Multi-
Amounts in thousands					Strategy Fund
					Period Ended
					August 31, 2012(a)
Operations
Net investment income (loss)					$(999)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions					1,654
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies					12,452
		Net Increase (Decrease) in Net Assets Resulting from Operations			13,107

Capital Share Transactions
Net increase (decrease) in capital share transactions					472,908
				Total increase (decrease) in net assets	486,015

Net Assets
Beginning of period					–
End of period (including undistributed net investment income as set forth below)					$486,015
Undistributed (overdistributed) net investment income (loss)					$(370)

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Periods Ended August 31, 2012(a)
Dollars:
Sold	$10,510	$1,526	$884	$497,969
Redeemed	(2,146)	–	(183)	(35,652)
Net Increase (Decrease)	$8,364	$1,526	$701	$462,317
Shares:
Sold	1,031	148	86	49,393
Redeemed	(211)	–	(18)	(3,478)
Net Increase (Decrease)	820	148	68	45,915

Distributions:
Periods Ended August 31, 2012(a)
From net investment
income	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–
Total Dividends and
Distributions	$–	$–	$–	$–

(a)	Period from October 24, 2011, date operations commenced, through August 31, 2012.

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC.

				Opportunistic
Amounts in thousands				Municipal Fund
				Period Ended
				August 31, 2012(a)
Operations
Net investment income (loss)				$111
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions				37
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies				374
			Net Increase (Decrease) in Net Assets Resulting from Operations	522

Dividends and Distributions to Shareholders
From net investment income				(93)
			Total Dividends and Distributions	(93)

Capital Share Transactions
Net increase (decrease) in capital share transactions				15,176
			Total increase (decrease) in net assets	15,605

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$15,605
Undistributed (overdistributed) net investment income (loss)				$18

	Class A		Class C
Capital Share Transactions:
Period Ended August 31, 2012(a)
Dollars:
Sold	$7,644		$7,532
Net Increase (Decrease)	$7,644		$7,532
Shares:
Sold	764		753
Net Increase (Decrease)	764		753

Distributions:
Period Ended August 31, 2012(a)
From net investment income $	(51	) $	(42)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(51	) $	(42)

(a)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Preferred Securities Fund
								Year Ended		Year Ended
								August 31, 2012		August 31, 2011
Operations
Net investment income (loss)									$218,510		$187,280
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions									81,144		71,713
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies									141,066		(90,734)
		Net Increase (Decrease) in Net Assets Resulting from Operations							440,720		168,259

Dividends and Distributions to Shareholders
From net investment income									(214,028)		(185,495)
From net realized gain on investments									(11,597)		(18,007)
					Total Dividends and Distributions				(225,625)		(203,502)

Capital Share Transactions
Net increase (decrease) in capital share transactions									968,967		629,650
					Total increase (decrease) in net assets				1,184,062		594,407

Net Assets
Beginning of period									3,373,499		2,779,092
End of period (including undistributed net investment income as set forth below)									$4,557,561		$3,373,499
Undistributed (overdistributed) net investment income (loss)								$	7,921		$2,633

	Class A	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2012
Dollars:
Sold	$585,101	$268,756	$6,690	$555,558	$817,921	$698	$412	$1,139	$141	$1,688
Reinvested	44,459	22,509	1,641	9,821	68,825	84	43	240	47	116
Redeemed	(340,187)	(117,782)	(7,313)	(211,675)	(736,648)	(513)	(164)	(1,158)	(436)	(1,046)
Net Increase (Decrease)	$289,373	$173,483	$1,018	$353,704	$150,098	$269	$291	$221	$(248)	$758
Shares:
Sold	58,959	27,162	684	56,178	82,671	71	41	116	14	172
Reinvested	4,525	2,296	170	1,003	7,063	9	5	25	5	12
Redeemed	(34,787)	(12,004)	(767)	(21,619)	(75,012)	(52)	(17)	(117)	(45)	(107)
Net Increase (Decrease)	28,697	17,454	87	35,562	14,722	28	29	24	(26)	77
Year Ended August 31, 2011
Dollars:
Sold	$751,538	$228,675	$9,029	$395,723	$714,628	$363	$520	$2,012	$489	$1,523
Reinvested	42,377	16,761	1,771	1,636	75,800	87	51	145	131	77
Redeemed	(869,967)	(146,890)	(9,459)	(34,844)	(548,298)	(576)	(754)	(339)	(1,865)	(694)
Net Increase (Decrease)	$(76,052)	$98,546	$1,341	$362,515	$242,130	$(126)	$(183)	$1,818	$(1,245)	$906
Shares:
Sold	74,506	22,686	910	39,098	71,028	36	52	199	49	152
Reinvested	4,213	1,668	179	164	7,567	9	5	15	13	8
Redeemed	(86,167)	(14,624)	(961)	(3,510)	(54,857)	(58)	(76)	(34)	(185)	(70)
Net Increase (Decrease)	(7,448)	9,730	128	35,752	23,738	(13)	(19)	180	(123)	90

Distributions:
Year Ended August 31, 2012
From net investment
income	$(50,735)	$(37,479)	$(1,550)	$(30,171)	$(93,589)	$(79)	$(43)	$(226)	$(45)	$(111)
From net realized gain on
investments	(2,702)	(2,395)	(91)	(1,290)	(5,090)	(5)	(3)	(14)	(2)	(5)
Total Dividends and
Distributions	$(53,437)	$(39,874)	$(1,641)	$(31,461)	$(98,679)	$(84)	$(46)	$(240)	$(47)	$(116)
Year Ended August 31, 2011
From net investment
income	$(58,876)	$(32,489)	$(1,607)	$(5,460)	$(86,617)	$(78)	$(45)	$(133)	$(118)	$(72)
From net realized gain on
investments	(6,109)	(3,680)	(166)	(2)	(8,005)	(9)	(6)	(12)	(13)	(5)
Total Dividends and
Distributions	$(64,985)	$(36,169)	$(1,773)	$(5,462)	$(94,622)	$(87)	$(51)	$(145)	$(131)	$(77)

See accompanying notes.

20

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Small-MidCap Dividend Income Fund
							Year Ended	Period Ended
							August 31, 2012	August 31, 2011(a)
Operations
Net investment income (loss)							$10,124	$1,730
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements, short sales,
and foreign currency transactions							299	(1,039)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements,
short sales, and translation of assets and liabilities in foreign currencies							30,444	(14,743)
			Net Increase (Decrease) in Net Assets Resulting from Operations				40,867	(14,052)

Dividends and Distributions to Shareholders
From net investment income							(10,407)	–
						Total Dividends and Distributions	(10,407)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							55,358	230,677
						Total increase (decrease) in net assets	85,818	216,625

Net Assets
Beginning of period							216,625	–
End of period (including undistributed net investment income as set forth below)							$302,443	$216,625
Undistributed (overdistributed) net investment income (loss)							$1,453	$1,716

	Class A		Class C	Class P	Institutional
Capital Share Transactions:
Periods Ended August 31, 2012
Dollars:
Sold	$13,635		$188	$7,125		$31,964
Reinvested	311		–	85		9,992
Redeemed	(1,889)		–	(2,319)		(3,734)
Net Increase (Decrease)	$12,057		$188	$4,891		$38,222
Shares:
Sold	1,353		18	714		3,155
Reinvested	32		–	8		1,042
Redeemed	(190)		–	(234)		(361)
Net Increase (Decrease)	1,195		18	488		3,836

Period Ended August 31, 2011(a)
Dollars:
Sold	$3,925		N/A $	111		$226,679
Redeemed	(38)		N/A	–		–
Net Increase (Decrease)	$3,887		N/A $	111		$226,679
Shares:
Sold	402		N/A	12		22,886
Redeemed	(4)		N/A	–		–
Net Increase (Decrease)	398		N/A	12		22,886

Distributions:
Periods Ended August 31, 2012
From net investment
income	$(328	) $	– $	(85	) $	(9,994)
From net realized gain on
investments	–		–	–		–
Total Dividends and
Distributions	$(328	) $	– $	(85	) $	(9,994)

Period Ended August 31, 2011(a)
From net investment
income	$–		N/A $	–		$–
From net realized gain on
investments	–		N/A	–		–
Total Dividends and
Distributions	$–		N/A $	–		$–

(a)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

21

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Period Ended August 31, 2012

Opportunistic
Amounts in thousands	Municipal Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$522
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(21,295)
Proceeds from sale of investment securities	2,310
Increase in accrued interest receivable	(243)
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	12
Increase in dividends payable	47
Increase in interest expense and fees payable	6
Increase in investment securities purchased	244
Net accretion of bond discounts and amortization of premiums	13
Unrealized appreciation on securities investments	(374)
Net realized gain from investments	(37)
Net cash used in operating activities	(18,795)

Cash Flows from Financing Activities:
Increase in payable for floating rate notes issued	3,848
Proceeds from shares sold	15,176
Dividends and distributions paid to shareholders	(93)
Net cash provided by financing activities	18,931

Net increase in cash	136

Cash:
Beginning of period	$–
End of period	$136

Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense and fees	$8

See accompanying notes.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective June 6, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Small-MidCap Dividend Income Fund were made by Principal Management Corporation (the “Manager”).

Effective October 24, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Global Multi-Strategy Fund were made by the Manager.

Effective June 14, 2012, the initial purchases of $10,000 of Class C shares of Global Multi-Strategy Fund and Small-MidCap Dividend Income Fund, were made by the Manager.

Effective June 14, 2012, the initial purchases of $7,500,000 of Class A and Class C shares of Opportunistic Municipal Fund were made by Principal Financial Services, Inc.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following fund held securities denominated in currencies that exceeded 5% of net assets of the fund:

Small-MidCap
Dividend Income Fund
United States Dollar	92.3%
Canadian Dollar	8.4

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2012, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Subsequent Events. Management has evaluated events or transactions that may have occurred since August 31, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Commodity Linked Notes. The Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rate notes are included in Opportunistic Municipal Fund’s schedule of investments.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of August 31, 2012 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended August 31, 2012, Diversified Real Asset Fund ,Global Multi-Strategy Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

Options Contracts. During the period Global Mulit-Strategy Fund wrote call and put options on swaps, securities, indices and currencies it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the year ended August 31, 2012, were as follows:

Global Multi-Strategy Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	—	$—
Options written	2,464,340	22,300	6,640
Options expired	(10,742)	(10,500)	(66)
Options closed	(2,452,500)	(700)	(2,439)
Options exercised	(109)	—	(38)
Balance at end of period	989	11,100	4,097

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2011 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total return swaps and equity basket swaps involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component during the period of the swap.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of August 31, 2012, counterparties had pledged collateral for swap agreements of $1,016,893 for the Global Multi-Strategy Fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for	Asset Derivatives August 31, 2012		Fair	Liability Derivatives August 31, 2012	Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$210	Payables	$70
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$447 * Payables, Net Assets Consist of Net unrealized		$298	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	657		$368
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$361	Payables, Net Assets Consist of Net unrealized	$741
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,394 * Payables, Net Assets Consist of Net unrealized		$7,053	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$2,627	Payables	$2,458
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$943 * Payables, Net Assets Consist of Net unrealized		$866	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	6,325		$11,118

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$245	$140
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$(969)	$134
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(724)	$274

Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Options and	$(260)	$(380)
	swaptions and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Options and swaptions and Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$(2,907)	$(4,659)
	contracts, Options and swaptions and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions and Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$533	$169
	currency transactions and Options and
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions and Translation of assets and
	liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$194	$77
	contracts, Options and swaptions and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions and Swap
	agreements
	Total	$(2,440)	$(4,793)

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the year ended August 31, 2012.

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these investments are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

4. Fair Valuation (continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. There were no significant transfers into or out of Level 3. The table below includes transfers to Level 2 from Level 1 at August 31, 2012 because of the use of “fair value’ pricing for international securities and movement from bid to/from exchange close prices received for preferred securities.

Diversified Real Asset Fund	$6,473,057
Preferred Securities Fund	$44,182,556
Small-MidCap Dividend Income Fund	$3,562,666

The following is a summary of the inputs used as of August 31, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Real Asset Fund
Bonds	$—	$94,060	$—	$94,060
Commodity Indexed Structured Notes	—	88,528	—	88,528
Common Stocks
Basic Materials	24,924	1,649	—	26,573
Communications	8,779	1,023	—	9,802
Consumer, Non-cyclical	467	6,610	—	7,077
Diversified	—	2,742	—	2,742
Energy	242,645	4,391	252	247,288
Financial	82,906	58,112	297	141,315
Industrial	1,031	11,709	—	12,740
Utilities	30,448	29,714	—	60,162
Repurchase Agreements	—	14,983	—	14,983
Senior Floating Rate Interests	—	124,884	—	124,884
U.S. Government & Government Agency Obligations	—	438,113	—	438,113
Purchased Options	151	—	—	151
Total investments in securities $	391,351	$876,518	$549	$1,268,418
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$208	$—	$208
Interest Rate Contracts**
Futures	$374	$—	$—	$374
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(68)	$—	$(68)
Interest Rate Contracts**
Futures	$(215)	$—	$—	$(215)
Interest Rate Swaps	$—	$(28)	$—	$(28)

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2012

4. Fair Valuation (continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds	$—	$89,859	$3,505	$93,364
Commercial Paper	—	834	—	834
Common Stocks
Basic Materials	9,757	3,293	—	13,050
Communications	25,472	1,676	—	27,148
Consumer, Cyclical	33,514	6,294	—	39,808
Consumer, Non-cyclical	42,084	6,898	—	48,982
Diversified	53	212	—	265
Energy	19,605	2,037	—	21,642
Financial	31,705	4,064	2	35,771
Industrial	26,669	9,365	—	36,034
Technology	23,764	1,235	—	24,999
Utilities	6,339	1,559	—	7,898
Convertible Bonds	—	36,264	266	36,530
Convertible Preferred Stocks
Consumer, Cyclical	—	237	—	237
Energy	—	138	—	138
Financial	—	532	—	532
Utilities	207	—	—	207
Municipal Bonds	—	3,488	—	3,488
Preferred Stocks
Basic Materials	37	—	—	37
Communications	—	20	—	20
Consumer, Cyclical	—	—	—	—
Consumer, Non-cyclical	—	59	—	59
Financial	13	437	—	450
Utilities	42	—	—	42
Repurchase Agreements	—	2,091	—	2,091
Senior Floating Rate Interests	—	10,018	—	10,018
U.S. Government & Government Agency Obligations	—	70,726	—	70,726
Purchased Interest Rate Swaptions	—	16	—	16
Purchased Forward Volatility Agreements	—	195	—	195
Purchased Credit Default Swaptions	—	6	—	6
Purchased Options	3,341	146	—	3,487
Total investments in securities $	222,602	$251,699	$3,773	$478,074
Assets
Credit Contracts**
Credit Default Swaps	$—	$351	$—	$351
Exchange Cleared Credit Default Swaps	$—	$1	$—	$1
Equity Contracts**
Futures	$566	$—	$—	$566
Total Return Swaps	$—	$76	$—	$76
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,373	$—	$2,373
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$32	$—	$32
Futures	$431	$—	$—	$431
Interest Rate Swaps	$—	$357	$—	$357
Total Return Equity Basket Swaps	$—	$119	$—	$119
Total Return Swaps	$—	$20	$—	$20
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(694)	$—	$(694)
Credit Default Swaptions	$—	$(5)	$—	$(5)
Exchange Cleared Credit Default Swaps	$—	$(43)	$—	$(43)
Equity Contracts**
Futures	$(4,474)	$—	$—	$(4,474)
Options	$(2,339)	$—	$—	$(2,339)
Total Return Swaps	$—	$(1)	$—	$(1)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,191)	$—	$(2,191)

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2012

4. Fair Valuation (continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(496)	$—	$(496)
Futures	$(94)	$—	$—	$(94)
Interest Rate Swaps	$—	$(122)	$—	$(122)
Interest Rate Swaptions	$—	$(96)	$—	$(96)
Total Return Swaps	$—	$(21)	$—	$(21)
Short Sales
Common Stocks			—
Basic Materials	$(5,677)	$(3,067)	$—	$(8,744)
Communications	(14,658)	(2,400)	—	(17,058)
Consumer, Cyclical	(16,097)	(3,649)	—	(19,746)
Consumer, Non-cyclical	(20,466)	(4,052)	—	(24,518)
Diversified	(158)	—	—	(158)
Energy	(8,497)	(720)	—	(9,217)
Exchange Traded Funds	(2,966)	—	—	(2,966)
Financial	(19,698)	(1,583)	—	(21,281)
Industrial	(14,168)	(6,571)	—	(20,739)
Technology	(14,936)	(1,614)	—	(16,550)
Utilities	(2,817)	(533)	—	(3,350)
Preferred Stocks	$—	$(99)	$—	$(99)
U.S. Government & Government Agency Obligations	$—	$(33,365)	$—	$(33,365)

Opportunistic Municipal Fund
Bonds	$—	$350	$—	$350
Common Stocks*	942	—	—	942
Municipal Bonds	—	18,091	—	18,091
Total investments in securities $	942	$18,441	$—	$19,383

Preferred Securities Fund
Bonds	$—	$2,165,374	$1,849	$2,167,223
Common Stocks*	2,281	—	—	2,281
Convertible Preferred Stocks
Financial	—	48,321	—	48,321
Preferred Stocks
Communications	102,244	67,779	—	170,023
Energy	2,757	—	—	2,757
Financial	1,515,709	155,840	—	1,671,549
Government	—	27,675	—	27,675
Industrial	28,067	—	—	28,067
Utilities	124,473	18,012	—	142,485
Repurchase Agreements	—	246,661	—	246,661
Total investments in securities $	1,775,531	$2,729,662	$1,849	$4,507,042

Small-MidCap Dividend Income Fund
Common Stocks*	$288,958	$—	$—	$288,958
Convertible Preferred Stocks
Financial	—	4,100	—	4,100
Repurchase Agreements	—	11,412	—	11,412
Total investments in securities $	288,958	$15,512	$—	$304,470

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, Options, Swaptions, and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

35

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%
Global Multi-Strategy Fund	1.60%	1.58%	1.56%	1.55%
Opportunistic Municipal Fund	.50%	.48%	.46%	.45%
Small-MidCap Dividend Income Fund	.80%	.78%	.76%	.75%

			Net Assets of Fund (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest expense and dividend and interest expense on short sales the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2011 through August 31, 2012
	Class A		Class C		Institutional	Expiration
Diversified Real Asset Fund	1.25%		2.00%		.95%	December 31, 2012
Global Multi-Strategy Fund	2.00		2.75	*	1.65	December 31, 2012
Opportunistic Municipal Fund	.90	**	1.65	**	N/A	December 31, 2013
Small-MidCap Dividend Income Fund	1.40		2.15	*	N/A	February 28, 2013

*	Period from June 14, 2012 through August 31, 2012. Expiration is December 31, 2013.
**	Period from June 14, 2012 through August 31, 2012.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2011 through August 31, 2012
	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2012
Global Multi-Strategy Fund	.20	December 31, 2012
Preferred Securities Fund	.20	February 28, 2013
Small-MidCap Dividend Income Fund	.20	February 28, 2013

The Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit may be terminated at any time.

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

5. Management Agreement and Transactions with Affiliates (continued)

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. Prior to January 1, 2012, the limit was a voluntary limit of .30%.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended August 31, 2012, were as follows (in thousands):

	Class A	Class C	Class J
Diversified Real Asset Fund	$91	$27	N/A
Global Mulit-Strategy Fund	24	—	N/A
Opportunistic Municipal Fund	1	—	N/A
Preferred Securities Fund	702	115	$ 3
Small-MidCap Dividend Income Fund	41	—	N/A

Affiliated Ownership. At August 31, 2012, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Class P	Institutional
Diversified Real Asset Fund	—	—	—	24,341
Global Mulit-Strategy Fund	—	1	1	—
Opportunistic Municipal Fund	750	750	N/A	N/A
Preferred Securities Fund	—	—	—	7,327
Small-MidCap Dividend Income Fund	—	1	—	—

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $257,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2012.

6. Investment Transactions

For the year ended August 31, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$923,398	$560,522	$—	$—
Global Multi-Strategy Fund	771,082	363,452	343,818	512,260
Opportunistic Municipal Fund	21,295	2,310	—	—
Preferred Securities Fund	1,586,413	810,624	—	—
Small-MidCap Dividend Income Fund	98,468	46,790	—	—

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

6. Investment Transactions (Continued)

For the year ended August 31, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$547,424	$382,360	$—	$—
Global Multi-Strategy Fund	221,419	194,471	112,841	113,316

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended August 31, 2012, and August 31, 2011 were as follows (amounts in thousands):

				Tax-Exempt		Long-Term
	Ordinary Income			Income^		Capital Gain*
	2012	2011		2012	2011	2012	2011
Diversified Real Asset Fund	$9,919	$2,764	$	— $	—	$15,395	$76
Opportunistic Municipal Fund	—	—		93	—	—	—
Preferred Securities Fund	214,028	192,240		—	—	11,597	11,262
Small-MidCap Dividend Income Fund	10,407	—		—	—	—	—

^ The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2012, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Diversified Real Asset Fund	$7,828	$—	$33,554
Global Multi-Strategy Fund	4,442	—	—
Opportunistic Municipal Fund	37	4	—
Preferred Securities Fund	7,652	—	23,989
Small-MidCap Dividend Income Fund	678	—	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

38

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2012

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2012, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Expiring		Annual
	in 2017	Total	Limitations*
Preferred Securities Fund	$55,754	$55,754	$61,132

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

As of August 31, 2012, Preferred Securities Fund and Small-MidCap Dividend Income Fund utilized $57,363,000 and $1,017,000 of capital loss carryforward, respectively.

Capital losses generated during the fiscal year ending August 31, 2012 are subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of December 22, 2010, net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in 2011 and future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2012, Small-MidCap Dividend Income Fund had an approximate late-year loss of $710,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2012, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Diversified Real Asset Fund	$(424)	$112	$312
Global Multi-Strategy Fund	629	(629)	—
Preferred Securities Fund	806	(806)	—
Small-MidCap Dividend Income Fund	20	(20)	—

At August 31, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	income tax purposes
Diversified Real Asset Fund	$77,636	$(21,859)	$55,777	$1,212,641
Global Multi-Strategy Fund	23,243	(9,380)	13,863	464,211
Opportunistic Municipal Fund	402	(12)	390	15,148
Preferred Securities Fund	470,504	(40,877)	429,627	4,074,458
Small-MidCap Dividend Income Fund	26,526	(10,086)	16,440	288,030

In addition, Global Multi-Strategy Fund had other book-to-tax accounting differences of approximately $5,200,000 that are primarily attributable to appreciation (depreciation) of foreign currencies, swaps, options and futures, forward currency transactions, short sales, and loss deferrals from tax straddles.

39

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

COMMON STOCKS - 38.98%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 0.04%				Mining (continued)
Adecoagro SA (a)	46,129	$467		Freeport-McMoRan Copper & Gold Inc	50,003		$1,806
				Gabriel Resources Ltd (a)	80,904		190
				Gold Fields Ltd ADR	60,541		746
Building Materials - 0.18%				Highland Gold Mining Ltd	9,266		17
Indocement Tunggal Prakarsa Tbk PT	562,144	1,195
Semen Gresik Persero Tbk PT	921,634	1,201		Kinross Gold Corp	91,992		819
				Newcrest Mining Ltd	31,885		825
		$2,396		Northern Dynasty Minerals Ltd (a)	56,269		159
Chemicals - 0.10%				Pan American Silver Corp	27,832		490
Mosaic Co/The	22,973	1,330		Pilot Gold Inc (a)	8,046		9
				Platinum Group Metals Ltd (a)	145,791		114
				Randgold Resources Ltd ADR	23,304		2,400
Coal - 0.15%				Rio Tinto PLC ADR	31,672		1,388
Adaro Energy Tbk PT	4,749,202	684		SEMAFO Inc	118,824		448
Consol Energy Inc	42,920	1,296		Silver Wheaton Corp	35,154		1,216
		$1,980		Southern Copper Corp	19,231		626
Commercial Services - 0.51%				Tahoe Resources Inc (a)	30,968		564
Abertis Infraestructuras SA	180,075	2,441					$22,784
DP World Ltd	127,400	1,322		Oil & Gas - 4.25%
Sichuan Expressway Co Ltd	476,200	135		Africa Oil Corp (a)	49,656		443
Transurban Group	433,000	2,712		Anadarko Petroleum Corp	34,341		2,379
		$6,610		Apache Corp	18,956		1,625
Electric - 1.20%				Bankers Petroleum Ltd (a)	146,249		398
Consolidated Edison Inc	43,000	2,607		Berry Petroleum Co	31,556		1,162
DUET Group	626,162	1,362		BG Group PLC	82,883		1,695
Northeast Utilities	69,000	2,599		Carrizo Oil & Gas Inc (a)	51,091		1,290
NorthWestern Corp	35,600	1,303		Cheniere Energy Inc (a)	103,580		1,529
PG&E Corp	135,300	5,873		Cimarex Energy Co	22,393		1,281
Spark Infrastructure Group (b)	391,900	657		Cobalt International Energy Inc (a)	77,341		1,756
Transmissora Alianca de Energia Eletrica SA	32,600	1,180		Concho Resources Inc (a)	30,972		2,779
				Denbury Resources Inc (a)	105,404		1,633
		$15,581
				Energy XXI Bermuda Ltd	34,566		1,137
Engineering & Construction - 0.59%				Ensco PLC	36,699		2,105
Ferrovial SA	239,600	2,824		EOG Resources Inc	20,707		2,243
Flughafen Zuerich AG	5,300	2,040		Far East Energy Corp (a)	309,779		62
Fraport AG Frankfurt Airport Services	31,100	1,730		FX Energy Inc (a)	16,280		125
Worldwide				Helmerich & Payne Inc	22,139		1,010
Multiplan Empreendimentos Imobiliarios SA	40,500	1,031		HollyFrontier Corp	66,319		2,672
		$7,625		Kodiak Oil & Gas Corp (a)	137,956		1,233
				Kosmos Energy Ltd (a)	55,450		537
Gas - 2.81%				Laredo Petroleum Holdings Inc (a)	33,898		738
Beijing Enterprises Holdings Ltd	199,800	1,324
				Marathon Petroleum Corp	31,303		1,620
CenterPoint Energy Inc	131,100	2,673		MEG Energy Corp(a),(b),(c)	6,400		252
China Resources Gas Group Ltd	333,800	658		MEG Energy Corp (a)	21,398		843
Hong Kong & China Gas Co Ltd	1,131,100	2,667
Keyera Corp	28,700	1,310		Niko Resources Ltd	9,608		139
National Grid PLC	922,204	10,011		Noble Energy Inc	34,465		3,029
NiSource Inc	81,100	1,974		Occidental Petroleum Corp	25,467		2,165
				OGX Petroleo e Gas Participacoes SA (a)	203,930		620
Sempra Energy	77,600	5,137
Snam SpA	654,600	2,750		Oil Search Ltd	110,531		865
Southwest Gas Corp	45,900	1,962		Pacific Rubiales Energy Corp	35,453		867
Tokyo Gas Co Ltd	877,700	4,855		QGEP Participacoes SA	46,244		253
				Quicksilver Resources Inc (a)	118,610		403
WGL Holdings Inc	32,100	1,253		Rosetta Resources Corp	16,902		1,102
		$36,574		Range Resources Inc (a)	39,122		1,680
Holding Companies - Diversified - 0.21%				Rowan Cos PLC (a)	56,102		1,974
Wharf Holdings Ltd	443,233	2,742		Royal Dutch Shell PLC ADR	23,714		1,659
				Sanchez Energy Corp (a)	27,981		534
				Southwestern Energy Co (a)	49,520		1,542
Iron & Steel - 0.19%				Suncor Energy Inc	58,070		1,816
Cliffs Natural Resources Inc	31,457	1,127		Talisman Energy Inc	110,284		1,537
Reliance Steel & Aluminum Co	25,892	1,332		Tullow Oil PLC	53,017		1,147
		$2,459		Whiting Petroleum Corp (a)	34,112		1,519
Mining - 1.75%							$55,398
African Rainbow Minerals Ltd	46,273	807
Alacer Gold Corp (a)	120,776	725		Oil & Gas Services - 1.59%
				Cameron International Corp (a)	58,252		3,187
Alamos Gold Inc	73,658	1,385		Core Laboratories NV	8,953		1,094
BHP Billiton Ltd ADR	29,134	1,917		Dresser-Rand Group Inc (a)	30,210		1,529
Cia de Minas Buenaventura SA ADR	38,023	1,318		Dril-Quip Inc (a)	39,702		2,781
Detour Gold Corp (a)	29,697	747
				FMC Technologies Inc (a)	31,465		1,474
Eldorado Gold Corp	144,226	1,915		Halliburton Co	73,967		2,423
First Quantum Minerals Ltd	111,776	2,153

See accompanying notes.

40

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				REITS (continued)
Key Energy Services Inc (a)	67,337	$533		Boston Properties Inc	38,183		$4,281
Lufkin Industries Inc	19,114	1,002		Cambridge Industrial Trust	1,540,400		767
National Oilwell Varco Inc	48,481	3,820		Camden Property Trust	39,774		2,761
Schlumberger Ltd	39,367	2,849		Campus Crest Communities Inc	40,571		438
		$20,692		Canadian Real Estate Investment Trust	38,975		1,653
				Centro Retail Australia	843,617		1,867
Pipelines - 12.99%				Challenger Diversified Property Group	305,557		729
Access Midstream Partners LP	133,410	4,020		Charter Hall Retail REIT	244,963		882
Buckeye Partners LP	81,590	4,032		Colonial Properties Trust	77,991		1,710
Copano Energy LLC	82,650	2,537		CubeSmart	124,700		1,609
DCP Midstream Partners LP	60,294	2,601		CYS Investments Inc	86,497		1,244
Enbridge Energy Partners LP	133,684	3,938		DDR Corp	122,500		1,864
Enbridge Inc	167,312	6,587		Digital Realty Trust Inc	7,563		563
Energy Transfer Equity LP	139,280	6,121		Dundee Real Estate Investment Trust	27,800		1,078
Energy Transfer Partners LP	131,625	5,623		DuPont Fabros Technology Inc	22,601		623
Enterprise Products Partners LP	231,900	12,384		Entertainment Properties Trust	15,425		703
Holly Energy Partners LP (c)	30,640	2,064
				Equity One Inc	51,205		1,086
Kinder Morgan Energy Partners LP	121,300	10,040		Equity Residential	77,639		4,689
Kinder Morgan Inc/Delaware	281,122	10,055		Essex Property Trust Inc	11,718		1,781
Magellan Midstream Partners LP (c)	153,564	12,741
				Extra Space Storage Inc	56,563		1,929
MarkWest Energy Partners LP	87,220	4,631		Federal Realty Investment Trust	18,479		1,994
Oiltanking Partners LP (c)	18,361	675
				First Industrial Realty Trust Inc (a)	115,126		1,485
ONEOK Inc	75,300	3,353		General Growth Properties Inc	90,200		1,856
ONEOK Partners LP	141,335	8,031		Glimcher Realty Trust	140,972		1,477
Pembina Pipeline Corp	95,540	2,595		Great Portland Estates PLC	332,356		2,320
Plains All American Pipeline LP	141,850	12,274		Hammerson PLC	289,386		2,099
Regency Energy Partners LP	227,836	5,272		HCP Inc	26,266		1,205
Spectra Energy Corp	185,900	5,254		Hersha Hospitality Trust	137,872		687
Sunoco Logistics Partners LP	117,148	5,465		Host Hotels & Resorts Inc	132,921		2,034
Targa Resources Partners LP	114,880	4,655		Japan Prime Realty Investment Corp	384		1,080
TC Pipelines LP	27,920	1,268		Land Securities Group PLC	198,069		2,485
Tesoro Logistics LP	16,770	731		LaSalle Hotel Properties	21,639		590
TransCanada Corp	179,900	8,103		Mirvac Group	1,293,411		1,810
Veresen Inc	50,600	671		Mori Trust Sogo Reit Inc	134		1,187
Western Gas Partners LP	113,075	5,399		Northern Property Real Estate Investment	34,600		1,118
Williams Cos Inc/The	179,580	5,795		Trust
Williams Partners LP	238,515	12,303		Pennsylvania Real Estate Investment Trust	51,100		803
		$169,218		Prologis Inc	41,239		1,409
Real Estate - 2.16%				PS Business Parks Inc	5,811		396
Atrium European Real Estate Ltd	148,604	729		Public Storage	5,848		851
Brookfield Office Properties Inc	30,300	509		Ramco-Gershenson Properties Trust	106,203		1,376
Citycon OYJ	260,239	787		Retail Properties of America Inc	74,737		839
Country Garden Holdings Co Ltd (a)	2,720,000	959		RioCan Real Estate Investment Trust	13,342		374
Deutsche Wohnen AG	46,427	784		Saul Centers Inc	23,000		992
Fabege AB	153,819	1,363		Senior Housing Properties Trust	69,982		1,548
FKP Property Group	1,199,904	373		Simon Property Group Inc	57,875		9,185
FKP Property Group (d)	955,010	297		SL Green Realty Corp	39,569		3,189
Fraser and Neave Ltd	314,000	2,070		Starhill Global REIT	1,276,000		753
Goldcrest Co Ltd	57,810	850		Stockland	621,020		2,047
GSW Immobilien AG	1	—		Strategic Hotels & Resorts Inc (a)	145,165		885
Henderson Land Development Co Ltd	294,864	1,819		Sunstone Hotel Investors Inc (a)	43,887		458
Hongkong Land Holdings Ltd	337,300	2,061		Suntec Real Estate Investment Trust	958,700		1,113
Hufvudstaden AB	90,572	1,111		Taubman Centers Inc	7,408		593
Hyprop Investments Ltd	157,182	1,374		Top REIT Inc	294		1,374
Jones Lang LaSalle Inc	11,100	801		Unibail-Rodamco SE	17,229		3,504
Mitsubishi Estate Co Ltd	195,600	3,452		United Urban Investment Corp	1,094		1,226
Mitsui Fudosan Co Ltd	169,000	3,158		Vastned Retail NV	18,642		760
Sun Hung Kai Properties Ltd	237,000	3,085		Ventas Inc	23,512		1,540
Swire Properties Ltd	630,800	1,809		Westfield Group	421,862		4,336
Unite Group PLC	201,133	782		Workspace Group PLC	199,006		814
		$28,173					$113,142
REITS - 8.69%				Telecommunications - 0.75%
Advance Residence Investment Corp	497	1,002		Crown Castle International Corp (a)	85,500		5,426
American Assets Trust Inc	45,679	1,245		Eutelsat Communications SA	33,300		1,023
American Tower Corp	105,919	7,457		SBA Communications Corp (a)	56,100		3,353
Apartment Investment & Management Co	61,387	1,626					$9,802
Astro Japan Property Group	245,778	746		Transportation - 0.21%
Australand Property Group	235,925	706		Groupe Eurotunnel SA	363,300		2,719
AvalonBay Communities Inc	19,804	2,803
Boardwalk Real Estate Investment Trust	23,100	1,508

See accompanying notes.

41

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held		Value(000	's)	COMMODITY INDEXED STRUCTURED	Principal
Water- 0.61%					NOTES (continued)	Amount (000's)	Value	(000	's)
American Water Works Co Inc		69,900	$2,577		Sovereign - 1.07%
Severn Trent PLC		72,900	2,005		Svensk Exportkredit AB; Dow Jones - UBS
United Utilities Group PLC		304,000	3,425		Commodity Index Linked Notes
			$8,007		0.00%, 11/21/2012(a),(e)	$12,900		$13,921
TOTAL COMMON STOCKS			$507,699
	Principal				TOTAL COMMODITY INDEXED STRUCTURED NOTES			$88,528
BONDS- 7.22%	Amount (000's)		Value(000	's)	SENIOR FLOATING RATE INTERESTS -	Principal
					9.59%	Amount (000's)	Value	(000	's)
Federal & Federally Sponsored Credit - 2.22%
Federal Farm Credit Banks					Airlines - 0.17%
0.22%, 07/16/2014(e)		$7,000	$6,997		Delta Air Lines Inc, Term Loan B
0.23%, 12/30/2013(e)		7,000	6,995		5.50%, 04/20/2017(e)	$1,496		$1,507
0.24%, 02/01/2013(e)		6,000	6,001		United Air Lines Inc, Term Loan B
0.25%, 05/21/2014(e)		4,000	3,996		2.25%, 02/01/2014(e)	744		734
0.28%, 04/21/2014(e)		5,000	4,999					$2,241
			$28,988		Apparel - 0.08%
Finance - Mortgage Loan/Banker - 4.88%					Wolverine World Wide, Term Loan B
Fannie Mae					0.00%, 06/26/2019(e),(f)	1,000		1,006
0.26%, 11/23/2012(e)		2,000	2,000
0.33%, 12/03/2012		4,000	4,002		Automobile Manufacturers - 0.04%
0.38%, 08/09/2013(e)		2,000	2,003
					Navistar Inc, Term Loan B
0.60%, 10/25/2013		3,000	3,001		7.00%, 08/16/2017(e)	500		502
Federal Home Loan Banks
0.20%, 04/30/2013		3,000	3,000
0.22%, 05/03/2013		5,000	5,000		Automobile Parts & Equipment - 0.20%
0.22%, 12/04/2013		8,000	7,999		Allison Transmission Inc, Term Loan B3
0.23%, 04/18/2013		5,000	5,001		4.25%, 08/15/2019(e)	750		747
0.23%, 11/25/2013		4,000	4,000		Federal-Mogul Corp, Term Loan B-EXIT
0.24%, 04/12/2013		6,000	6,001		2.18%, 12/27/2013(e)	988		943
0.29%, 11/08/2013		5,000	5,004		Federal-Mogul Corp, Term Loan C-EXIT
0.30%, 05/23/2013		3,000	3,001		2.18%, 12/27/2015(e)	504		481
0.40%, 05/21/2014		5,000	5,000		Schaeffler AG, Term Loan C2
Freddie Mac					6.00%, 02/14/2017(e)	455		456
0.19%, 05/06/2013(e)		5,000	5,003					$2,627
0.20%, 03/21/2013(e)		3,500	3,500
					Biotechnology - 0.19%
			$63,515		Fenwal Inc, Delay-Draw Term Loan DD
Sovereign - 0.12%					2.67%, 02/28/2014(e)	363		362
Italy Buoni Poliennali Del Tesoro					Fenwal Inc, Term Loan B
2.15%, 09/15/2014	EUR	1,236	1,557		2.67%, 02/28/2014(e)	2,119		2,109
								$2,471
TOTAL BONDS			$94,060		Chemicals - 0.18%
COMMODITY INDEXED STRUCTURED	Principal				Ineos US Finance LLC, Term Loan
NOTES- 6.80%	Amount (000's)		Value(000	's)	6.50%, 04/27/2018(e)	549		550
Banks- 5.73%					Univar Inc, Term Loan B
BNP Paribas SA; Dow Jones - UBS					5.00%, 06/30/2017(e)	1,746		1,735
Commodity Index Linked Notes								$2,285
0.43%, 03/27/2013(e)		$5,400	5,131
0.47%, 06/27/2013(e)		6,900	9,890		Commercial Services - 0.54%
					Avis Budget Car Rental LLC, Term Loan C
CIBC; Dow Jones - UBS Commodity Index					4.25%, 03/13/2019(e)	1,496		1,495
Linked Notes
0.00%, 12/04/2012(a),(e)		10,000	8,972		Booz Allen Hamilton Inc, Term Loan B
					4.50%, 07/27/2019(e)	1,200		1,202
0.00%, 05/20/2013(a),(e)		2,600	2,736
0.00%, 06/28/2013(a),(e)		4,000	5,038		Ceridian Corp, Term Loan B-EXT
					5.99%, 05/09/2017(e)	750		750
Deutsche Bank AG; Dow Jones - UBS					Genpact International Inc, Term Loan B
Commodity Index Linked Notes					0.00%, 08/17/2019(e),(f)	750		750
0.09%, 12/17/2012(e)		5,900	6,206
0.09%, 01/11/2013(e)		5,000	5,577		Harland Clarke Holdings Corp, Term Loan B-
					NONEXT
JP Morgan Chase Bank NA; Dow Jones - UBS					2.77%, 04/01/2014(e)	990		886
Commodity Index Linked Notes
0.35%, 10/25/2012(e)		10,000	9,694		Interactive Data Corp, Term Loan
					4.50%, 02/11/2018(e)	483		483
Societe Generale; Dow Joines - UBS
Commodity Index Linked Notes					Pharmaceutical Product Development Inc,
0.24%, 07/01/2013(e)		10,200	14,098		Term Loan
					6.25%, 11/18/2018(e)	1,494		1,510
UBS; Dow Jones - UBS Commodity Index
Linked Notes								$7,076
0.18%, 08/16/2013(e)		6,500	7,265		Consumer Products - 0.19%
			$74,607		Reynolds Group Holdings Inc, Term Loan B
					6.50%, 02/09/2018(e)	871		876

See accompanying notes.

42

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Consumer Products (continued)			Healthcare - Services (continued)
Reynolds Group Holdings Inc, Term Loan C			Health Management Associates Inc, Term
6.50%, 08/09/2018(e)	$497	$504	Loan B
Spectrum Brands Inc, Term Loan			4.50%, 11/22/2018(e)	$995	$997
5.00%, 06/17/2016(e)	1,124	1,127	IASIS Healthcare LLC / IASIS Capital Corp,
		$2,507	Term Loan
			5.00%, 05/03/2018(e)	746	734
Distribution & Wholesale - 0.14%			LHP Operations Co LLC, Term Loan B
HD Supply Inc, Term Loan B			9.00%, 06/29/2018(e)	327	329
7.25%, 10/05/2017(e)	1,750	1,788
			MultiPlan Inc, Term Loan B-NEW
			4.75%, 08/26/2017(e)	736	733
Diversified Financial Services - 0.42%			RegionalCare Hospital Partners Inc, Term
GMACM Borrower LLC, DIP Term Loan A1			Loan B
5.00%, 11/14/2013(e)	1,250	1,253	8.00%, 11/04/2018(e)	750	746
Homeward Residential Holdings Inc, Term			Select Medical Corp, Term Loan B
Loan			5.50%, 06/01/2018(e)	500	492
8.25%, 09/30/2017(e)	1,000	1,002	Select Medical Corp, Term Loan B-NEW
LPL Holdings Inc, Term Loan B			5.50%, 06/01/2018(e)	1,000	985
4.00%, 03/22/2019(e)	1,796	1,794	Sheridan Holdings Inc, Term Loan
Ocwen Financial Corp, Term Loan B			9.00%, 06/29/2019(e)	500	501
7.00%, 09/01/2016(e)	1,395	1,404	Sheridan Holdings Inc, Term Loan B
		$5,453	6.00%, 06/29/2018(e)	1,000	1,001
			Skilled Healthcare Group Inc, Term Loan B
Electric - 0.09%			6.75%, 04/09/2016(e)	994	986
Equipower Resources Holdings LLC, Term			United Surgical Partners International Inc,
Loan			Term Loan B
6.50%, 12/29/2018(e)	1,167	1,170	6.00%, 03/19/2019(e)	1,247	1,247
			Universal Health Services Inc, Term Loan B
Entertainment - 0.19%			3.75%, 11/15/2016(e)	987	987
CCM Merger Inc, Term Loan B			Vanguard Health Holding Co II LLC, Term
6.00%, 02/01/2017(e)	1,186	1,174	Loan B
Pinnacle Entertainment Inc, Term Loan A			5.00%, 01/29/2016(e)	1,244	1,249
4.00%, 03/08/2019(e)	1,244	1,241			$14,025
		$2,415	Holding Companies - Diversified - 0.05%
Environmental Control - 0.16%			Wave Division Holdings LLC, Term Loan B
CCS Inc, Delay-Draw Term Loan DD			0.00%, 08/09/2019(e),(f)	600	602
3.23%, 11/11/2014(e)	1,094	1,074
CCS Inc, Term Loan A			Internet - 0.38%
6.50%, 11/14/2014(e)	995	994
			Atlantic Broadband Finance LLC, Term Loan
		$2,068	5.25%, 04/03/2019(e)	1,340	1,341
Food- 0.31%			Go Daddy Operating Company, Term Loan
Candy Intermediate Holdings, Term Loan B			B1
7.50%, 06/08/2018(e)	500	502	5.50%, 12/17/2018(e)	495	486
Pinnacle Foods Finance LLC, Term Loan F			Open Solutions Inc, Term Loan B
0.00%, 10/17/2018(e),(f)	1,000	994	2.58%, 01/23/2014(e)	995	950
US Foods Inc, Term Loan B-EXT			Web.com Group Inc, Term Loan
5.75%, 03/31/2017(e)	1,592	1,538	7.00%, 10/27/2017(e)	818	815
Wilton Brands Inc, Term Loan			Zayo Group LLC, Term Loan B
0.00%, 08/22/2018(e),(f)	1,000	998	7.13%, 06/15/2019(e)	1,300	1,319
		$4,032			$4,911
Healthcare - Products - 0.55%			Investment Companies - 0.16%
Bausch & Lomb Inc, Term Loan B			RPI Finance Trust, Term Loan B
5.25%, 05/10/2019(e)	2,000	2,007	4.00%, 11/09/2018(e)	2,028	2,029
Carestream Health Inc, Term Loan B
5.00%, 02/25/2017(e)	2,427	2,364	Leisure Products & Services - 0.11%
Hologic Inc, Term Loan B			Sabre Inc, Term Loan
4.50%, 04/29/2019(e)	1,750	1,761	7.25%, 12/29/2017(e)	500	498
Kinetic Concepts Inc, Term Loan B2			Sabre Inc, Term Loan B-EXT
6.50%, 11/04/2016(e)	995	998	5.98%, 09/29/2017(e)	622	611
		$7,130	Sabre Inc, Term Loan EXT
			5.99%, 12/29/2017(e)	372	366
Healthcare - Services - 1.08%
Community Health Systems Inc, EXT Term					$1,475
Loan			Lodging - 0.11%
3.92%, 01/25/2017(e)	120	120	Ameristar Casinos Inc, Term Loan B
DaVita Inc, Term Loan B2			4.00%, 04/16/2018(e)	231	231
0.00%, 08/21/2019(e),(f)	1,500	1,493
Drumm Investors LLC, Term Loan
5.00%, 05/04/2018(e)	1,492	1,425

See accompanying notes.

43

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Lodging (continued)			Pharmaceuticals (continued)
Caesars Entertainment Operating Co Inc, Term			WC Luxco Sarl, Term Loan B3
Loan B6			4.25%, 03/15/2018(e)	$400	$398
5.49%, 01/28/2018(e)	$1,350	$1,187			$6,130
		$1,418	Pipelines - 0.05%
Media- 0.93%			Energy Transfer Equity LP, Term Loan B
Cengage Learning Acquisitions Inc, Term			3.75%, 03/21/2017(e)	650	642
Loan EXT
5.74%, 07/05/2017(e)	1,045	915
Cequel Communications LLC, Term Loan B			Private Equity - 0.03%
4.00%, 02/10/2019(e)	498	496	American Capital Ltd, Term Loan
			5.50%, 08/15/2017(e)	425	427
Charter Communications Operating LLC,
Term Loan D
4.00%, 04/04/2019(e)	1,247	1,246	Real Estate - 0.11%
Clear Channel Communications Inc, Term			Capital Automotive LP, Term Loan B
Loan B			5.25%, 03/17/2017(e)	1,434	1,437
3.88%, 01/29/2016(e)	1,969	1,524
Kabel Deutschland Vertrieb und Service
GmbH, Term Loan F			REITS- 0.06%
4.25%, 01/20/2019(e)	1,000	998	iStar Financial Inc, Term Loan A1
			5.00%, 06/28/2013(e)	764	765
MCC Georgia LLC, Term Loan
4.00%, 08/15/2020(e)	1,000	976
MTL Publishing LLC, Term Loan B			Retail - 0.81%
5.50%, 03/01/2018(e)	2,550	2,567	Academy Ltd, Term Loan
Truven Health Analytics Inc, Term Loan B			6.00%, 08/03/2018(e)	1,791	1,797
6.75%, 05/25/2018(e)	1,350	1,360	Bass Pro Group LLC, Term Loan B
WideOpenWest Finance LLC, Term Loan			5.25%, 06/13/2017(e)	998	1,005
6.25%, 07/12/2018(e)	2,100	2,099	Claire's Stores Inc, Term Loan B
		$12,181	3.05%, 05/27/2014(e)	288	282
			Dunkin' Brands Inc, Term Loan B
Miscellaneous Manufacturing - 0.23%			4.00%, 11/23/2017(e)	993	982
FGI Operating Co LLC, Term Loan B			Jo-Ann Stores Inc, Term Loan B
5.50%, 04/13/2019(e)	1,000	1,003
			4.75%, 03/19/2018(e)	974	973
Rexnord LLC, Term Loan B			Landry's Inc, Term Loan B
5.00%, 04/30/2018(e)	1,194	1,198
			6.50%, 04/19/2018(e)	1,496	1,512
Trinseo Materials Operating SCA, Term Loan			Party City Holdings Inc, Term Loan B
B			5.75%, 07/23/2019(e)	1,388	1,394
8.00%, 08/02/2017(e)	898	837
			Pilot Travel Centers LLC, Term Loan B
		$3,038	4.25%, 08/06/2019(e)	1,000	1,003
Oil & Gas - 0.16%			Savers Inc, Term Loan B
EP Energy LLC, Term Loan			6.25%, 06/28/2019(e)	750	757
5.00%, 04/24/2018(e)	750	752	Wendy's International Inc, Term Loan B
Sonneborn Inc, Term Loan B			4.75%, 04/03/2019(e)	900	904
6.50%, 03/26/2018(e)	1,187	1,184			$10,609
Sonneborn Refined Products BV, Term Loan			Semiconductors - 0.04%
B			NXP BV, Term Loan A2
6.50%, 03/26/2018(e)	209	209
			5.50%, 03/04/2017(e)	497	503
		$2,145
Oil & Gas Services - 0.06%			Software - 0.76%
FTS International Inc, Term Loan B			Attachmate Corp, Term Loan
6.25%, 05/06/2016(e)	849	746	7.25%, 11/24/2017(e)	1,000	1,007
			Blackboard Inc, Term Loan B
Pharmaceuticals - 0.47%			7.50%, 10/04/2018(e)	1,020	1,003
Grifols Inc, Term Loan B			Emdeon Business Services LLC, Term Loan
4.50%, 06/01/2017(e)	994	996	B1
Quintiles Transnational Corp, Term Loan B			5.00%, 11/02/2018(e)	995	995
5.00%, 06/08/2018(e)	1,244	1,246	Epicor Software Corp, Term Loan B
Valeant Pharmaceuticals International Inc,			5.00%, 05/16/2018(e)	995	994
Term Loan B			EVERTEC LLC, Term Loan B
4.75%, 02/08/2019(e)	1,496	1,500	5.50%, 09/30/2016(e)	800	797
4.75%, 02/14/2019(e)	900	902	First Data Corp, Term Loan D1
Warner Chilcott Co LLC, Term Loan B2			5.24%, 03/30/2017(e)	927	908
4.25%, 03/15/2018(e)	291	289	Genesys Telecommunications Laboratories
Warner Chilcott Corp, Term Loan B1			Inc, Term Loan B
4.25%, 03/15/2018(e)	582	579	6.75%, 01/25/2019(e)	499	502
Warner Chilcott Corp, Term Loan B1-NEW			Infor US Inc, Term Loan B
4.25%, 08/15/2018(e)	221	220	6.25%, 03/30/2018(e)	1,746	1,763
			Sophia LP, Term Loan B
			6.25%, 06/16/2018(e)	998	1,006

See accompanying notes.

44

Schedule of Investments
Diversified Real Asset Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Software (continued)				U.S. Treasury Inflation-Indexed Obligations (continued)
SS&C Technologies Holdings Europe SARL,				2.00%, 01/15/2026	$2,943	$3,825
DELAY-DRAW Term Loan B2-DD				2.13%, 01/15/2019	5,381	6,547
5.00%, 05/23/2019(e)	$91	$91		2.13%, 02/15/2040	9,541	13,979
SS&C Technologies Inc, DELAY-DRAW				2.13%, 02/15/2041	7,396	10,911
Term Loan B1-DD				2.38%, 01/15/2017	3,249	3,799
5.00%, 05/23/2019(e)	876	877		2.38%, 01/15/2025	20,847	27,974
		$9,943		2.38%, 01/15/2027	7,607	10,405
				2.50%, 07/15/2016	8,219	9,522
Telecommunications - 0.54%				2.50%, 01/15/2029	9,422	13,384
Avaya Inc, Term Loan B1-OLD				2.63%, 07/15/2017	487	587
3.18%, 10/24/2014(e)	495	475
				3.38%, 04/15/2032	818	1,349
Intelsat Jackson Holdings SA, Term Loan B-				3.63%, 04/15/2028	11,585	18,261
NEW				3.88%, 04/15/2029	12,116	19,985
5.25%, 04/06/2018(e)	1,991	1,997
IPC Systems Inc, Term Loan B						$372,877
5.48%, 06/01/2015(e)	1,000	827		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Telesat Canada, Term Loan B				OBLIGATIONS		$438,113
4.25%, 03/26/2019(e)	1,613	1,609			Maturity
UPC Financing Partnership, Term Loan AB				REPURCHASE AGREEMENTS - 1.15%	Amount (000's)	Value(000	's)
4.75%, 12/31/2017(e)	1,425	1,429		Banks - 1.15%
Windstream Corp, Term Loan B3				Investment in Joint Trading Account; Credit	$3,749	$3,749
4.00%, 08/03/2019(e)	750	750		Suisse Repurchase Agreement; 0.17%
		$7,087		dated 08/31/2012 maturing 09/04/2012
TOTAL SENIOR FLOATING RATE INTERESTS		$124,884		(collateralized by US Government
U.S. GOVERNMENT & GOVERNMENT	Principal			Securities; $3,823,761; 0.00% - 11.25%;
AGENCY OBLIGATIONS - 33.63%	Amount (000's)	Value(000	's)	dated 02/15/15 - 08/15/40)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.04%				Investment in Joint Trading Account; Deutsche	4,401	4,401
				Bank Repurchase Agreement; 0.20% dated
0.10%, 09/07/2012(g)	$8,500	$8,500		08/31/2012 maturing 09/04/2012
0.12%, 10/03/2012(g)	5,000	5,000		(collateralized by US Government
		$13,500		Securities; $4,488,763; 0.13% - 8.95%;
				dated 09/05/12 - 07/15/36)
Federal National Mortgage Association (FNMA) - 0.61%				Investment in Joint Trading Account; JP	3,423	3,423
0.12%, 09/05/2012(g)	8,000	8,000
				Morgan Repurchase Agreement; 0.17%
				dated 08/31/2012 maturing 09/04/2012
U.S. Treasury - 2.28%				(collateralized by US Government
0.50%, 05/31/2013	6,000	6,015		Securities; $3,491,260; 0.00% - 8.63%;
0.63%, 04/30/2013	3,500	3,510		dated 09/13/12 - 02/15/35)
1.00%, 07/15/2013	7,000	7,049		Investment in Joint Trading Account; Merrill	3,410	3,410
1.13%, 12/15/2012	5,000	5,014		Lynch Repurchase Agreement; 0.18%
1.38%, 05/15/2013	5,000	5,042		dated 08/31/2012 maturing 09/04/2012
2.75%, 08/15/2042	1,045	1,059		(collateralized by US Government
3.00%, 05/15/2042	935	999		Securities; $3,478,399; 0.22% - 5.50%;
3.13%, 02/15/2042	961	1,052		dated 09/14/12 - 07/15/36)
		$29,740				$14,983
				TOTAL REPURCHASE AGREEMENTS		$14,983
U.S. Treasury Bill - 1.07%				TOTAL PURCHASED OPTIONS - 0.01%		$151
0.14%, 10/11/2012(g)	7,000	6,999
0.14%, 01/31/2013(g)	7,000	6,997		Total Investments		$1,268,418
				Other Assets in Excess of Liabilities, Net - 2.62%		$34,187
		$13,996		TOTAL NET ASSETS - 100.00%		$1,302,605
U.S. Treasury Inflation-Indexed Obligations - 28.63%
0.13%, 04/15/2016	60,266	63,642
0.13%, 04/15/2017	25,469	27,320		(a) Non-Income Producing Security
0.13%, 01/15/2022	14,834	16,033		(b)	Security exempt from registration under Rule 144A of the Securities Act of
0.13%, 07/15/2022	4,670	5,060		1933. These securities may be resold in transactions exempt from
0.50%, 04/15/2015	20,373	21,384		registration, normally to qualified institutional buyers. Unless otherwise
0.63%, 07/15/2021	7,409	8,384		indicated, these securities are not considered illiquid. At the end of the
0.75%, 02/15/2042	11,936	13,023		period, the value of these securities totaled $909 or 0.07% of net assets.
1.13%, 01/15/2021	1,778	2,079		(c) Security is Illiquid
1.25%, 04/15/2014	10,973	11,399		(d)	Market value is determined in accordance with procedures established in
1.38%, 01/15/2020	7,330	8,671		good faith by the Board of Directors. At the end of the period, the value of
1.63%, 01/15/2015	3,119	3,343		these securities totaled $297 or 0.02% of net assets.
1.75%, 01/15/2028	10,494	13,463		(e)	Variable Rate. Rate shown is in effect at August 31, 2012.
1.88%, 07/15/2013	9,296	9,575		(f)	This Senior Floating Rate Note will settle after August 31, 2012, at which
1.88%, 07/15/2015	6,885	7,569		time the interest rate will be determined.
1.88%, 07/15/2019	4,428	5,385		(g)	Rate shown is the discount rate of the original purchase.
2.00%, 01/15/2014	7,129	7,441
2.00%, 07/15/2014	5,868	6,257
2.00%, 01/15/2016	2,075	2,321

See accompanying notes.

45

Schedule of Investments Diversified Real Asset Fund August 31, 2012

Portfolio Summary (unaudited)
Sector			Percent
Government			41 .92%
Energy			19 .25%
Financial			18 .51%
Utilities			4.71%
Consumer, Non-cyclical			3.88%
Communications			2.60%
Basic Materials			2.22%
Consumer, Cyclical			1.85%
Industrial			1.37%
Technology			0.80%
Diversified			0.26%
Purchased Options			0.01%
Other Assets in Excess of Liabilities, Net			2.62%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial		09/19/2012	370,624	$385	$382	$(3)
British Pound	State Street Financial		09/19/2012	316,862	498	503	5
Canadian Dollar	State Street Financial		09/19/2012	1,842,341	1,859	1,869	10
Euro	State Street Financial		09/19/2012	2,162,582	2,666	2,720	54
Hong Kong Dollar	State Street Financial		09/19/2012	41,182,271	5,309	5,310	1
Israeli Shekel	State Street Financial		09/19/2012	443,634	110	110	—
Japanese Yen	State Street Financial		09/19/2012	108,372,696	1,377	1,384	7
New Zealand Dollar	State Street Financial		09/19/2012	160,716	130	129	(1)
Norwegian Krone	State Street Financial		09/19/2012	547,982	93	95	2
Singapore Dollar	State Street Financial		09/19/2012	2,385,056	1,908	1,914	6
Swedish Krona	State Street Financial		09/19/2012	715,802	108	108	—
Swiss Franc	State Street Financial		09/19/2012	1,712,822	1,758	1,795	37
Thailand Baht	State Street Financial		09/19/2012	202,989	6	6	—
Total							$118

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial		09/19/2012	2,413,754	$2,525	$2,490	$35
Brazilian Real	State Street Financial		09/19/2012	1,877,040	921	923	(2)
British Pound	State Street Financial		09/19/2012	1,048,422	1,647	1,665	(18)
Canadian Dollar	State Street Financial		09/19/2012	159,517	161	162	(1)
Euro	State Street Financial		09/19/2012	37,449	47	47	—
Euro	UBS AG		10/22/2012	1,192,500	1,463	1,500	(37)
Hong Kong Dollar	State Street Financial		09/19/2012	17,509,274	2,258	2,258	—
Japanese Yen	State Street Financial		09/19/2012	161,488,531	2,065	2,063	2
South African Rand	State Street Financial		09/19/2012	11,068,752	1,364	1,315	49
Swedish Krona	State Street Financial		09/19/2012	7,009,968	1,052	1,058	(6)
Thailand Baht	State Street Financial		09/19/2012	202,989	6	6	—
Total							$22

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
US 10 Year Note; December 2012		Long	337	$44,694		$45,063	$369
US 2 Year Note; December 2012		Long	35	7,716		7,720	4
US 5 Year Note; December 2012		Short	31	3,866		3,865	1
US Long Bond; December 2012		Short	85	12,753		12,869	(116)
US Ultra Bond; December 2012		Short	52	8,689		8,788	(99)
Total							$159

All dollar amounts are shown in thousands (000's)

See accompanying notes.

46

Schedule of Investments Diversified Real Asset Fund August 31, 2012

Interest Rate Swaps

				(Pay)/Receive			Notional	Unrealized
Counterparty (Issuer)	Floating Rate Index			Floating Rate	Fixed Rate	Expiration Date	Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR			Receive	2.48%	07/09/2042	$1,000	$—
Barclays Bank PLC	3 Month LIBOR			Receive	0.44%	08/30/2014	27,300	(28)
Total								$(28)

All dollar amounts are shown in thousands (000's)

Options

					Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
Call - US Long Bond Futures		$152.00	11/23/2012	47		$54	$127	$73
Put - US Long Bond Futures		$146.00	11/23/2012	18		51	21	(30)
Put - US Long Bond Futures		$146.00	09/21/2012	18		28	3	(25)
Total						$133	$151	$18

All dollar amounts are shown in thousands (000's)

See accompanying notes.

47

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS - 52.59%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.36%				Automobile Manufacturers (continued)
AirMedia Group Inc ADR(a)	11,700	$17		Isuzu Motors Ltd	24,000		$123
Dentsu Inc	6,100	155		Kia Motors Corp	873		57
Focus Media Holding Ltd ADR	7,600	183		Mitsubishi Motors Corp (a)	79,000		74
Interpublic Group of Cos Inc/The (b)	51,696	550		Navistar International Corp (a)	2,300		51
Omnicom Group Inc (b)	16,051	825		PACCAR Inc	10,650		425
		$1,730		Suzuki Motor Corp	8,200		150
				Tata Motors Ltd ADR	4,500		95
Aerospace & Defense - 1.37%				UMW Holdings Bhd	10,100		33
Alliant Techsystems Inc (b)	3,300	162
B/E Aerospace Inc (a)	2,800	113					$1,805
BAE Systems PLC	24,469	124		Automobile Parts & Equipment - 0.52%
Boeing Co/The (b)	3,747	268		Aisin Seiki Co Ltd	1,400		45
Cubic Corp	1,000	50		Allison Transmission Holdings Inc	17,760		316
General Dynamics Corp (b)	14,432	946		Autoliv Inc	1,000		59
L-3 Communications Holdings Inc (b)	7,020	493		Bridgestone Corp	300		7
Lockheed Martin Corp (b)	12,218	1,114		Calsonic Kansei Corp	11,000		53
MTU Aero Engines Holding AG	17	1		Continental AG	1,081		107
Northrop Grumman Corp (b)	17,309	1,157		Dana Holding Corp	17,221		235
Raytheon Co (b)	12,508	707		Exedy Corp	7,600		155
Rolls-Royce Holdings PLC (a),(c)	21,585	281		Georg Fischer AG (a)	4		2
Safran SA	7,300	255		Goodyear Tire & Rubber Co/The (a)	10,325		126
Spirit Aerosystems Holdings Inc (a)	2,100	52		JTEKT Corp	30,600		241
TransDigm Group Inc (a)	2,090	290		KYB Co Ltd	22,000		81
United Technologies Corp (b)	8,303	663		Meritor Inc (a)	28,992		130
		$6,676		Modine Manufacturing Co (a)	34,415		241
				NHK Spring Co Ltd	14,700		146
Agriculture - 0.62%				Pirelli & C. SpA	4,668		51
Altria Group Inc (b)	19,942	678
Archer-Daniels-Midland Co (b)	10,500	281		Stanley Electric Co Ltd	4,600		68
				Tenneco Inc (a)	4,970		151
Asian Citrus Holdings Ltd	283,317	135		Toyota Boshoku Corp	900		11
Bunge Ltd (b)	1,100	70
				WABCO Holdings Inc (a),(b)	4,000		235
Japan Tobacco Inc	6,600	200		Yokohama Rubber Co Ltd/The	12,000		90
Kernel Holding SA (a)	481	10
Kuala Lumpur Kepong Bhd	4,600	34					$2,550
Lorillard Inc (b)	2,309	290		Banks - 2.84%
Philip Morris International Inc (b)	9,004	804		ABSA Group Ltd	2,534		43
Reynolds American Inc (b)	3,893	179		Agricultural Bank of China Ltd	27,000		10
Swedish Match AB	2,385	99		Alliance Financial Group Bhd	20,100		27
Universal Corp/VA	4,960	235		AMMB Holdings Bhd	9,400		19
		$3,015		Aozora Bank Ltd	11,000		33
				Associated Banc-Corp (b)	5,700		74
Airlines - 0.21%				Asya Katilim Bankasi AS (a)	23,768		25
Alaska Air Group Inc (a)	2,700	91
				Banca Popolare dell'Emilia Romagna Scrl	3,681		20
All Nippon Airways Co Ltd	23,000	51		Banco Bradesco SA ADR	1,000		16
Delta Air Lines Inc (a),(b)	55,413	479
Eva Airways Corp (a)	42,000	24		Banco do Brasil SA	3,700		43
				Banco Santander Brasil SA/Brazil ADR	13,200		100
Skymark Airlines Inc	17,600	79		Bangkok Bank PCL	7,100		43
SkyWest Inc	13,475	118		Bank of America Corp	124,995		999
Turk Hava Yollari Anonium Ortakligi (a)	29,684	59
United Continental Holdings Inc (a)	6,423	118		Bank of China Ltd	182,000		66
				Bank of Hawaii Corp	4,060		188
		$1,019		Bank of Yokohama Ltd/The	7,000		33
Apparel - 0.50%				Bank Rakyat Indonesia Persero Tbk PT	43,500		32
Adidas AG	1,445	113		BBCN Bancorp Inc (a)	16,430		206
Coach Inc (b)	6,676	388		Capital One Financial Corp	2,200		124
Crocs Inc (a)	9,900	173		CapitalSource Inc (b)	11,000		76
Deckers Outdoor Corp (a)	4,165	206		Chiba Bank Ltd/The	9,000		52
Hanesbrands Inc (a)	27,280	885		China Construction Bank Corp	166,000		110
Nike Inc	2,228	217		China Minsheng Banking Corp Ltd	13,500		11
Ralph Lauren Corp (b)	1,507	239		Citigroup Inc	16,645		494
Warnaco Group Inc/The (a),(b)	3,500	180		City National Corp/CA (b)	100		5
Wolverine World Wide Inc	500	24		Columbia Banking System Inc	13,010		232
		$2,425		Commerce Bancshares Inc/MO (b)	420		17
				Credicorp Ltd	100		12
Automobile Manufacturers - 0.37%				Cullen/Frost Bankers Inc	1,140		63
China Motor Corp	41,000	38		Deutsche Bank AG	7,145		253
Daihatsu Motor Co Ltd	6,000	98		East West Bancorp Inc (b)	6,800		149
Dongfeng Motor Group Co Ltd	62,000	81		EFG International AG (a)	15,346		116
Fiat SpA (a)	27,276	148		Fifth Third Bancorp (b)	73,118		1,107
Ford Motor Co (b)	13,602	127		First Republic Bank/CA	4,710		154
Fuji Heavy Industries Ltd	31,000	249		Fukuoka Financial Group Inc	16,000		63
Hino Motors Ltd	8,000	56		Fulton Financial Corp (b)	6,500		63

See accompanying notes.

48

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Biotechnology (continued)
Goldman Sachs Group Inc/The	100	$11		Celgene Corp (a),(b)	6,438		$464
Governor & Co of the Bank of Ireland/The (a)	390,331	43		Charles River Laboratories International Inc	1,600		58
Hanmi Financial Corp (a),(b)	25,319	316		(a),(b)
HDFC Bank Ltd ADR	400	13		Cubist Pharmaceuticals Inc (a),(b)	4,934		228
Huntington Bancshares Inc/OH (b)	32,200	212		Exelixis Inc (a)	16,830		74
Industrial & Commercial Bank of China Ltd	134,000	73		Gilead Sciences Inc (a)	4,555		263
Itau Unibanco Holding SA ADR	2,600	41		Regeneron Pharmaceuticals Inc (a),(b)	2,282		338
JP Morgan Chase & Co (b)	41,785	1,552		Seattle Genetics Inc (a)	4,090		108
Kasikornbank PCL - NVDR	7,000	38		United Therapeutics Corp (a),(b)	1,804		98
KeyCorp (b)	35,000	295		Vertex Pharmaceuticals Inc (a)	700		37
Korea Exchange Bank (a)	2,150	16					$3,897
Krung Thai Bank PCL	64,200	34
Krung Thai Bank PCL - Rights (a),(c),(d)	16,050	2		Building Materials - 0.39%
M&T Bank Corp (b)	7,970	692		Armstrong World Industries Inc	1,500		66
Malayan Banking Bhd	14,700	43		CRH PLC	7,609		134
Mitsubishi UFJ Financial Group Inc	7,500	34		HeidelbergCement AG	1,976		99
				Interline Brands Inc (a)	6,192		158
Mizuho Financial Group Inc	20,100	32
Nedbank Group Ltd	953	21		Kingspan Group PLC	8,114		80
Nordea Bank AB	787	7		Lennox International Inc	9,500		451
				Louisiana-Pacific Corp (a)	21,310		286
Pinnacle Financial Partners Inc (a)	18,550	355
PNC Financial Services Group Inc (b)	14,308	890		Masco Corp	6,000		85
Popular Inc (a),(b)	2,900	46		Nippon Sheet Glass Co Ltd	138,000		98
				Norbord Inc (a)	17,798		287
PrivateBancorp Inc	24,080	393		Owens Corning Inc (a)	3,500		117
Public Bank Bhd	6,000	28
Resona Holdings Inc	50,400	197		Sika AG	6		11
Royal Bank of Scotland Group PLC (a)	28,290	102					$1,872
Sapporo Hokuyo Holdings Inc	7	—		Chemicals - 1.74%
Shinsei Bank Ltd	157,000	183		Airgas Inc (b)	3,263		271
Skandinaviska Enskilda Banken AB	9,499	73		Albemarle Corp (b)	2,851		156
Standard Bank Group Ltd/South Africa	317	4		Asahi Kasei Corp	29,000		152
State Bank of India Ltd	283	20		Brenntag AG	196		23
State Street Corp	400	17		Cabot Corp (b)	2,800		98
Sumitomo Mitsui Financial Group Inc	600	19		Celanese Corp	11,239		430
Sumitomo Mitsui Trust Holdings Inc	46,000	129		CF Industries Holdings Inc	2,510		520
SunTrust Banks Inc	2,300	58		China BlueChemical Ltd	18,000		10
Swedbank AB	8,622	151		China Petrochemical Development Corp	76,000		61
Synovus Financial Corp (b)	129,815	270		Cytec Industries Inc (b)	1,700		116
Taiwan Business Bank (a)	17,680	5		Daicel Corp	4,000		25
Turkiye Vakiflar Bankasi Tao	10,709	24		Denki Kagaku Kogyo KK	53,000		175
UBS AG	17,700	198		DIC Corp	10,000		17
United Community Banks Inc/GA (a),(b)	28,930	231		Dongyue Group	30,000		14
US Bancorp (b)	6,198	207		Dow Chemical Co/The	11,710		343
Webster Financial Corp	600	13		Eastman Chemical Co (b)	1,100		61
Wells Fargo & Co (b)	43,755	1,489		EI du Pont de Nemours & Co (b)	8,355		416
Wilshire Bancorp Inc (a)	23,820	149		FMC Corp	100		6
		$13,804		Hitachi Chemical Co Ltd	200		3
Beverages - 0.66%				Huabao International Holdings Ltd	300,000		156
				Innospec Inc (a)	800		25
Anheuser-Busch InBev NV	419	35
Asahi Group Holdings Ltd	300	7		KCC Corp	37		9
C&C Group PLC	23,145	105		Koninklijke DSM NV	3,102		146
Cia de Bebidas das Americas ADR	1,300	49		KP Chemical Corp	1,940		21
Coca Cola Hellenic Bottling Co SA (a)	1,445	27		Kuraray Co Ltd	4,100		48
Coca-Cola Co/The (b)	9,282	347		Lanxess AG	381		29
Coca-Cola Enterprises Inc (b)	8,783	259		Lintec Corp	1,600		30
Constellation Brands Inc (a)	4,910	162		LyondellBasell Industries NV	20,710		1,012
Davide Campari-Milano SpA	787	5		Methanex Corp	7,659		228
Dr Pepper Snapple Group Inc (b)	9,204	413		Mitsui Chemicals Inc	7,000		14
				Monsanto Co (b)	4,451		387
Fomento Economico Mexicano SAB de CV	200	17
ADR				Mosaic Co/The	11,995		695
Grupo Modelo SAB de CV	18,411	167		Nippon Kayaku Co Ltd	9,000		93
Molson Coors Brewing Co	8,200	365		Nippon Shokubai Co Ltd	16,000		179
Monster Beverage Corp (a),(b)	5,800	342		Olin Corp	2,200		47
PepsiCo Inc (b)	12,763	925		Petronas Chemicals Group Bhd	11,100		23
				PPG Industries Inc (b)	3,112		342
		$3,225		Praxair Inc	2,650		280
Biotechnology - 0.80%				Rockwood Holdings Inc	2,500		118
Alexion Pharmaceuticals Inc (a)	1,540	165		RPM International Inc	300		8
Amgen Inc (b)	9,969	837		Sherwin-Williams Co/The (b)	2,330		334
Arena Pharmaceuticals Inc (a)	13,920	126		Solvay SA	566		63
Biogen Idec Inc (a),(b)	7,513	1,101		Sumitomo Bakelite Co Ltd	60,000		240

See accompanying notes.

49

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Computers (continued)
Syngenta AG	705	$238		Cognizant Technology Solutions Corp (a)	7,690		$494
Tokai Carbon Co Ltd	6,975	22		Compal Electronics Inc	16,000		14
Tokuyama Corp	3,000	6		Computer Sciences Corp (b)	5,000		161
Tosoh Corp	16,000	34		Dell Inc	11,300		120
Tronox Ltd (a)	11,338	293		Diebold Inc	1,400		46
Valspar Corp	1,500	80		DST Systems Inc (b)	2,600		132
WR Grace & Co (a)	3,000	173		EMC Corp/MA (a),(b)	6,304		166
Yara International ASA	3,299	161		Fortinet Inc (a)	7,500		199
Zeon Corp	1,000	8		Foxconn Technology Co Ltd	7,350		28
		$8,439		Fujitsu Ltd	29,000		119
				IHS Inc (a)	7,690		877
Coal - 0.10%				Infosys Ltd ADR	3,000		128
Alpha Natural Resources Inc (a)	7,200	43
				International Business Machines Corp (b)	2,049		399
China Coal Energy Co Ltd	12,000	10		Itochu Techno-Solutions Corp	1,400		77
Consol Energy Inc	5,200	157		Lexmark International Inc	100		2
Peabody Energy Corp	700	15		Lite-On Technology Corp	15,075		18
Shougang Fushan Resources Group Ltd	136,000	36		MICROS Systems Inc (a),(b)	1,100		56
SunCoke Energy Inc (a)	14,200	225
				NCR Corp (a),(b)	15,400		345
		$486		NET One Systems Co Ltd	14,600		193
Commercial Services - 1.51%				Quanta Computer Inc	26,000		67
Alliance Data Systems Corp (a)	730	100		Riverbed Technology Inc (a)	7,400		148
Anhanguera Educacional Participacoes SA	7,500	111		SanDisk Corp (a)	10,890		449
Automatic Data Processing Inc (b)	8,205	476		Synopsys Inc (a),(b)	11,292		373
Benesse Holdings Inc	800	40		Teradata Corp (a)	700		53
Career Education Corp (a)	15,800	50		Western Digital Corp (a),(b)	10,500		439
Cielo SA	480	14					$8,920
Convergys Corp	4,800	74		Consumer Products - 0.27%
Corrections Corp of America (b)	3,700	123
				ACCO Brands Corp (a)	26,630		175
Dai Nippon Printing Co Ltd	5,000	36		American Greetings Corp	9,100		131
DeVry Inc	600	12		Central Garden and Pet Co - A Shares (a)	10,050		119
Dollar Thrifty Automotive Group Inc (a),(b)	2,344	204
				Church & Dwight Co Inc (b)	2,240		122
Equifax Inc	1,200	55		Clorox Co/The (b)	1,958		142
Gartner Inc (a),(b)	8,599	425
Global Payments Inc (b)	1,400	58		Kimberly-Clark Corp	2,640		221
H&R Block Inc (b)	10,067	167		Kimberly-Clark de Mexico SAB de CV	17,700		36
				Tupperware Brands Corp (b)	6,275		336
Hertz Global Holdings Inc (a)	18,220	258
Iron Mountain Inc (b)	10,283	337		Unilever Indonesia Tbk PT	8,000		23
ITT Educational Services Inc (a),(b)	2,500	80					$1,305
Kelly Services Inc	14,672	181		Cosmetics & Personal Care - 0.18%
Lender Processing Services Inc	500	14		Beiersdorf AG	60		4
Manpower Inc (b)	6,820	253		Colgate-Palmolive Co (b)	2,109		224
Mastercard Inc (b)	537	227		Estee Lauder Cos Inc/The	200		12
Monro Muffler Brake Inc	470	16		Kao Corp	5,900		178
Moody's Corp (b)	5,852	232		Pola Orbis Holdings Inc	1,500		53
Paychex Inc (b)	9,048	301		Procter & Gamble Co/The (b)	5,859		394
PHH Corp (a)	11,736	205					$865
QinetiQ Group PLC	43,135	117
Robert Half International Inc	3,700	97		Distribution & Wholesale - 0.53%
				Arrow Electronics Inc (a),(b)	16,860		611
Secom Co Ltd	2,600	132		Brightpoint Inc (a)	15,939		143
SEI Investments Co	24,930	543		Fastenal Co (b)	12,263		528
Service Corp International/US (b)	9,500	124
				Genuine Parts Co (b)	1,900		120
SGS SA	27	54
Sotheby's	1,700	53		Hanwha Corp	160		5
Total System Services Inc (b)	11,095	258		Hitachi High-Technologies Corp	6,400		159
				Ingram Micro Inc (a),(b)	30,280		463
Towers Watson & Co (b)	2,600	141
United Rentals Inc (a)	3,845	124		ITOCHU Corp	4,400		45
Verisk Analytics Inc (a)	4,895	238		Marubeni Corp	2,000		13
Weight Watchers International Inc	700	33		Mitsubishi Corp	300		6
Western Union Co/The (b),(e)	76,760	1,352		Mitsui & Co Ltd	6,500		91
Zhejiang Expressway Co Ltd	6,000	4		Owens & Minor Inc	100		3
		$7,319		SK Networks Co Ltd	1,650		14
				Sojitz Corp	30,900		42
Computers - 1.84%				Sumitomo Corp	7,600		101
3D Systems Corp (a)	4,130	181		Toyota Tsusho Corp	4,700		96
Accenture PLC - Class A (b)	3,000	185		WW Grainger Inc (b)	716		147
Acer Inc (a)	17,000	15					$2,587
Apple Inc (b),(e)	3,215	2,139
Asustek Computer Inc	5,000	50		Diversified Financial Services - 1.70%
				Acom Co Ltd (a)	11,480		267
Brocade Communications Systems Inc (a),(b)	80,200	465
				Affiliated Managers Group Inc (a),(b)	661		78
Cadence Design Systems Inc (a)	58,230	769
Chimei Innolux Corp (a)	41,000	13		African Bank Investments Ltd	4,042		16

See accompanying notes.

50

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Electric (continued)
American Express Co (b)	7,792	$454		PPL Corp	4,410		$129
Ameriprise Financial Inc (b)	6,600	362		Public Service Enterprise Group Inc (b)	6,094		193
BlackRock Inc (b)	4,388	774		Southern Co/The (b)	3,438		156
BM&FBovespa SA	2,600	14		Tauron Polska Energia SA	11,565		17
BS Financial Group Inc	630	7		TECO Energy Inc (b)	13,352		231
Calamos Asset Management Inc (b)	31,758	353		Tenaga Nasional BHD	24,500		54
CME Group Inc (b)	10,100	554		Wisconsin Energy Corp	2,300		87
DGB Financial Group Inc	1,110	13		Xcel Energy Inc (b)	6,000		168
Discover Financial Services (b)	14,830	575					$5,667
E*Trade Financial Corp (a),(b)	42,010	360
Franklin Resources Inc (b)	1,979	232		Electrical Components & Equipment - 0.42%
Fubon Financial Holding Co Ltd	26,248	26		Belden Inc	1,560		53
Hana Financial Group Inc	4,160	125		Brother Industries Ltd	15,200		155
Hyundai Securities Co Ltd	80	1		Casio Computer Co Ltd	14,700		107
				Emerson Electric Co (b)	3,604		183
Interactive Brokers Group Inc - A Shares (b)	21,535	298
IntercontinentalExchange Inc (a),(b)	689	94		Energizer Holdings Inc	500		34
Invesco Ltd (b)	36,644	867		Fujikura Ltd	42,000		127
				General Cable Corp (a),(b)	3,600		98
Investec Ltd	768	5
Korea Investment Holdings Co Ltd	120	4		Hitachi Ltd	10,000		58
				Hubbell Inc (b)	2,792		226
Legg Mason Inc (b)	9,189	226
LPL Financial Holdings Inc	3,530	101		Leoni AG	2,427		91
Mirae Asset Securities Co Ltd	1,030	28		Mitsubishi Electric Corp	27,000		220
				Molex Inc (b)	14,016		372
Mitsubishi UFJ Lease & Finance Co Ltd	5,750	249
NASDAQ OMX Group Inc/The (b)	14,857	340		Prysmian SpA	5,413		90
				Universal Display Corp (a)	2,955		119
NYSE Euronext (b)	27,760	695
Samsung Card Co Ltd	1,490	47		Ushio Inc	1,400		17
				Vestas Wind Systems A/S (a)	9,948		69
Shinhan Financial Group Co Ltd	290	9
SLM Corp (b)	31,809	501					$2,019
T Rowe Price Group Inc (b)	6,120	376		Electronics - 0.77%
Visa Inc (b)	1,284	165		Agilent Technologies Inc (b)	15,310		569
Woori Finance Holdings Co Ltd	3,930	38		Alps Electric Co Ltd	16,500		89
		$8,254		AU Optronics Corp (a)	42,000		13
				Avnet Inc (a),(b)	8,210		265
Electric - 1.17%
AES Corp/The (b)	10,700	122		Azbil Corp	5,100		101
Alliant Energy Corp (b)	5,660	249		Dainippon Screen Manufacturing Co Ltd	10,000		54
				Flextronics International Ltd (a)	43,500		293
Ameren Corp	1,600	52
American Electric Power Co Inc (b)	6,620	285		Hamamatsu Photonics KK	800		28
				Honeywell International Inc (b)	200		12
Centrais Eletricas Brasileiras SA ADR	1,400	9
CH Energy Group Inc	1,954	127		Hoya Corp	400		9
Chubu Electric Power Co Inc	9,200	110		Ibiden Co Ltd	2,100		32
				Itron Inc (a),(b)	3,800		165
Cia Energetica de Minas Gerais ADR	2,400	41		Jabil Circuit Inc (b)	28,209		642
Cleco Corp	400	16		LG Display Co Ltd ADR(a)	5,300		62
Consolidated Edison Inc	2,600	158
Dominion Resources Inc/VA (b)	4,362	229		Nan Ya Printed Circuit Board Corp	7,000		11
DTE Energy Co (b)	3,330	194		Nippon Electric Glass Co Ltd	1,000		5
				PerkinElmer Inc (b)	2,300		63
Duke Energy Corp (b)	1,923	125
				Stoneridge Inc (a)	19,145		121
E.ON AG	8,497	195		TE Connectivity Ltd (b)	10,035		353
Edison International (b)	5,000	219
				Tech Data Corp (a),(b)	6,664		323
Electric Power Development Co Ltd	1,200	29
Endesa SA	4,126	71		Toshiba Corp	13,000		42
				Tyco International Ltd (b)	7,807		440
Enel SpA	109,748	361		Vishay Intertechnology Inc (a),(b)	2,600		25
Enersis SA ADR	2,000	33		Waters Corp (a)	400		32
Entergy Corp	1,000	68
Exelon Corp (b)	4,995	182					$3,749
FirstEnergy Corp	3,180	139		Energy - Alternate Sources - 0.01%
Fortum OYJ	2,004	37		KiOR Inc (a)	8,577		66
GenOn Energy Inc (a)	125,253	317
Hokkaido Electric Power Co Inc	2,000	15
Integrys Energy Group Inc (b)	4,833	261		Engineering & Construction - 1.05%
National Fuel Gas Co (b)	100	5		ABB Ltd (a)	3,789		66
				AECOM Technology Corp (a),(b)	4,200		81
NextEra Energy Inc	1,870	126
NV Energy Inc (b)	4,700	82		Aker Solutions ASA	1,585		29
OGE Energy Corp (b)	5,224	283		Bilfinger Berger SE	3,872		325
Okinawa Electric Power Co Inc/The	11	—		China Communications Construction Co Ltd	5,000		4
Pepco Holdings Inc	9,560	185		China Railway Construction Corp Ltd	69,000		52
PG&E Corp	600	26		China Railway Group Ltd	58,000		22
PGE SA	6,018	34		Chiyoda Corp	24,000		318
Pinnacle West Capital Corp (b)	2,748	141		COMSYS Holdings Corp	24,496		314
PNM Resources Inc	1,200	25		Daelim Industrial Co Ltd	376		30
Portland General Electric Co (b)	3,000	81		EMCOR Group Inc (b)	3,000		83

See accompanying notes.

51

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Food (continued)
Ferrovial SA	4	$—		Sanderson Farms Inc	300		$13
Foster Wheeler AG (a)	3,400	74		Suedzucker AG	1,997		67
Hochtief AG (a)	333	16		Toyo Suisan Kaisha Ltd	4,000		99
Impregilo SpA	36,730	132		Tyson Foods Inc (b)	8,100		127
Jacobs Engineering Group Inc (a),(b)	6,580	260		Unilever NV - NY shares	6,383		222
JGC Corp	14,000	434		Uni-President Enterprises Corp	87,740		141
Kajima Corp	32,000	89		Yamazaki Baking Co Ltd	4,000		53
Kandenko Co Ltd	118	1					$4,594
KBR Inc (b)	16,300	442
Koninklijke Boskalis Westminster NV	2,706	92		Food Service - 0.02%
McDermott International Inc (a),(b)	53,190	593		Compass Group PLC	9,370		105
Multiplan Empreendimentos Imobiliarios SA	200	5
NCC AB	3,860	70		Forest Products & Paper - 0.24%
Obayashi Corp	45,000	196		Domtar Corp (b)	2,465		178
Obrascon Huarte Lain SA	1,089	23		Hokuetsu Kishu Paper Co Ltd	3,000		14
Sacyr Vallehermoso SA (a)	12,509	21		International Paper Co (b)	24,153		835
Shaw Group Inc/The (a),(b)	15,791	664		MeadWestvaco Corp (b)	2,900		84
Shimizu Corp	46,000	147		Nippon Paper Group Inc	2,700		32
Skanska AB	9,559	147		Stora Enso OYJ	2,082		13
Taisei Corp	30,000	82		Svenska Cellulosa AB	1,180		21
TAV Havalimanlari Holding AS	4,059	21					$1,177
Tecnicas Reunidas SA	789	35
URS Corp (b)	3,400	124		Gas - 0.45%
				AGL Resources Inc (b)	4,475		177
Vinci SA	2,531	110		CenterPoint Energy Inc (b)	16,910		345
		$5,102
				Gas Natural SDG SA	11,347		140
Entertainment - 0.13%				Korea Gas Corp	340		17
Cinemark Holdings Inc	500	12		NiSource Inc (b)	5,526		134
Dolby Laboratories Inc (a)	4,000	133		Osaka Gas Co Ltd	64,000		280
DreamWorks Animation SKG Inc (a)	7,500	127		Questar Corp	7,980		158
International Game Technology (b)	8,800	108		Snam SpA	12,302		52
Multimedia Games Holding Co Inc (a)	7,910	124		Toho Gas Co Ltd	5,000		33
OPAP SA	6,142	43		Tokyo Gas Co Ltd	18,000		99
Regal Entertainment Group	3,800	53		UGI Corp (b)	23,606		720
Sankyo Co Ltd	1,000	46		Vectren Corp (b)	1,500		42
		$646					$2,197
Environmental Control - 0.09%				Hand & Machine Tools - 0.13%
Stericycle Inc (a),(b)	899	82		Fuji Electric Co Ltd	26,000		52
Waste Connections Inc (b)	600	17		Lincoln Electric Holdings Inc (b)	5,524		228
Waste Management Inc (b)	10,428	361		Schindler Holding AG - PC	185		22
		$460		Snap-on Inc	900		62
Food - 0.95%				Stanley Black & Decker Inc	3,373		222
Ajinomoto Co Inc	8,000	122		THK Co Ltd	2,800		44
Aryzta AG (a)	655	32					$630
BIM Birlesik Magazalar AS	484	20		Healthcare - Products - 1.10%
China Mengniu Dairy Co Ltd	9,000	27		Baxter International Inc	600		35
China Yurun Food Group Ltd (a)	37,000	23		Becton Dickinson and Co (b)	1,491		114
Cia Brasileira de Distribuicao Grupo Pao de	1,100	47		CareFusion Corp (a)	2,800		74
Acucar ADR				Coloplast A/S	29		6
ConAgra Foods Inc (b)	7,400	186		Cooper Cos Inc/The (b)	5,280		442
Cosan SA Industria e Comercio	3,200	53		Covidien PLC (b)	3,140		176
Dean Foods Co (a),(b)	18,275	300		CR Bard Inc (b)	2,018		198
Distribuidora Internacional de Alimentacion	4,980	26		Edwards Lifesciences Corp (a)	10,900		1,113
SA				Getinge AB	2,949		88
General Mills Inc	11,042	435		Henry Schein Inc (a)	300		23
Harris Teeter Supermarkets Inc	1,000	39		Hill-Rom Holdings Inc (b)	5,200		144
Hillshire Brands Co (b)	9,600	250		Hologic Inc (a)	57,215		1,123
HJ Heinz Co (b)	2,572	143		IDEXX Laboratories Inc (a)	300		29
Hormel Foods Corp (b)	3,100	89		Intuitive Surgical Inc (a),(b)	230		113
Indofood Sukses Makmur Tbk PT	123,500	70		Medtronic Inc (b)	20,693		841
Ingredion Inc (b)	3,000	161		Patterson Cos Inc	9,949		338
JM Smucker Co/The (b)	1,762	150		ResMed Inc (b)	1,973		74
Koninklijke Ahold NV	14,678	182		Shimadzu Corp	3,000		21
Kraft Foods Inc (b)	18,640	774		St Jude Medical Inc	1,600		60
Marine Harvest ASA (a)	30,934	24		Teleflex Inc	500		33
Metro AG	5,303	159		Thoratec Corp (a),(b)	6,900		234
Nippon Meat Packers Inc	7,000	95		Zimmer Holdings Inc	1,100		68
Nisshin Seifun Group Inc	6,000	73					$5,347
Nutreco NV	2,990	219
PureCircle Ltd (a)	56,622	173

See accompanying notes.

52

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services - 0.72%				Insurance (continued)
Aetna Inc	2,100	$81		Hanover Insurance Group Inc/The (b)	2,800		$100
Amedisys Inc (a),(b)	5,857	82		HCC Insurance Holdings Inc (b)	11,535		381
AMERIGROUP Corp (a)	2,252	205		Korea Life Insurance Co Ltd	7,880		49
Cigna Corp (b)	15,118	692		Liberty Holdings Ltd	3,301		36
Community Health Systems Inc (a)	7,510	203		LIG Insurance Co Ltd	1,750		38
Covance Inc (a),(b)	1,700	81		Loews Corp (b)	4,083		166
Coventry Health Care Inc	4,264	178		Marsh & McLennan Cos Inc (b)	23,622		807
DaVita Inc (a),(b)	4,709	458		MS&AD Insurance Group Holdings	1,600		25
Health Net Inc (a)	4,500	105		Muenchener Rueckversicherungs AG	80		12
Humana Inc (b)	4,300	301		Porto Seguro SA	400		4
Magellan Health Services Inc (a)	1,100	55		Powszechny Zaklad Ubezpieczen SA	145		15
Miraca Holdings Inc	2,700	121		ProAssurance Corp	200		18
Quest Diagnostics Inc (b)	1,177	71		Progressive Corp/The	12,450		243
Sunrise Senior Living Inc (a)	4,406	63		Protective Life Corp (b)	20,095		568
UnitedHealth Group Inc (b)	5,659	307		Prudential Financial Inc	2,700		147
Universal Health Services Inc (b)	4,300	172		Reinsurance Group of America Inc (b)	5,200		305
WellPoint Inc (b)	5,431	325		Resolution Ltd	15,533		53
		$3,500		Sampo OYJ	518		15
				Shin Kong Financial Holding Co Ltd (a)	55,000		15
Holding Companies - Diversified - 0.05%				Swiss Life Holding AG (a)	737		84
Alfa SAB de CV	3,300	53		T&D Holdings Inc	1,900		19
Barloworld Ltd	4,242	36		Torchmark Corp (b)	5,329		273
Bidvest Group Ltd	579	14		Unum Group	26,695		521
GEA Group AG	4,153	109		Validus Holdings Ltd	3,700		124
Imperial Holdings Ltd	1,445	35		WR Berkley Corp	3,610		135
Sime Darby Bhd	5,700	18		Zurich Insurance Group AG (a)	276		66
		$265					$7,705
Home Builders - 0.39%				Internet - 1.67%
DR Horton Inc	1,200	23		Amazon.com Inc (a),(e)	3,910		971
NVR Inc (a)	667	552
				Baidu Inc ADR(a)	785		87
Persimmon PLC	19,813	219		Ctrip.com International Ltd ADR(a)	2,800		45
Pulte Group Inc (a),(b)	71,721	982
				Daum Communications Corp	1,096		110
Sekisui Chemical Co Ltd	15,000	123		Dena Co Ltd	3,400		95
		$1,899		eBay Inc (a),(e)	17,240		818
Home Furnishings - 0.31%				Equinix Inc (a)	4,420		874
Electrolux AB	5,991	145		Expedia Inc (b)	5,416		278
Furniture Brands International Inc (a)	40,790	41		F5 Networks Inc (a),(b)	2,350		229
Harman International Industries Inc (b)	8,200	377		Google Inc (a),(b)	1,099		753
Pioneer Corp (a)	38,000	101		IAC/InterActiveCorp (b)	15,140		785
Select Comfort Corp (a),(b)	3,971	113		LinkedIn Corp (a)	6,940		745
Sony Corp	4,000	45		Pandora Media Inc (a)	17,550		210
Tempur-Pedic International Inc (a)	2,200	69		priceline.com Inc (a),(b)	273		165
TiVo Inc (a)	17,512	159		Sapient Corp (a)	11,820		120
VOXX International Corp (a)	17,990	135		Shutterfly Inc (a)	3,880		115
Whirlpool Corp	4,250	321		Sohu.com Inc (a)	3,920		154
				Symantec Corp (a),(b)	12,300		219
		$1,506
				Tencent Holdings Ltd	1,000		31
Housewares - 0.00%				TIBCO Software Inc (a),(b)	13,113		392
Newell Rubbermaid Inc	500	9		VeriSign Inc (a),(b)	11,799		563
				Web.com Group Inc (a)	5,000		83
				XO Group Inc (a),(b)	13,980		111
Insurance - 1.59%
ACE Ltd (b)	8,123	600		Yahoo Japan Corp	102		35
Aegon NV	28,103	144		Yahoo! Inc (a)	8,600		126
Alleghany Corp (a)	710	239		Zynga Inc (a)	6,500		18
Allied World Assurance Co Holdings AG	600	47					$8,132
Allstate Corp/The	1,500	56		Investment Companies - 0.01%
American Financial Group Inc/OH (b)	7,638	287
American International Group Inc (a)	10,540	362		Ares Capital Corp	3,300		57
Aon PLC	300	16
Assurant Inc (b)	6,100	215		Iron & Steel - 0.30%
Axis Capital Holdings Ltd	1,500	51		AK Steel Holding Corp	14,400		75
Baloise Holding AG	54	4		APERAM	8,355		109
Berkshire Hathaway Inc - Class B (a),(b)	6,258	528		CAP SA	634		21
Brown & Brown Inc	1,100	29		Carpenter Technology Corp	900		43
China Pacific Insurance Group Co Ltd	22,400	67		Commercial Metals Co (b)	12,600		160
Chubb Corp/The (b)	1,678	124		Feng Hsin Iron & Steel Co	3,000		5
Dongbu Insurance Co Ltd	1,160	48		Kobe Steel Ltd	76,000		59
Everest Re Group Ltd (b)	1,100	114		Nucor Corp	2,530		95
Fidelity National Financial Inc (b)	15,380	289		Outokumpu OYJ (a)	28,985		26
Genworth Financial Inc (a)	50,300	266		Reliance Steel & Aluminum Co (b)	3,200		165

See accompanying notes.

53

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Iron & Steel (continued)				Media (continued)
Salzgitter AG	2,457	$90		Gannett Co Inc (b)	7,337		$112
Schnitzer Steel Industries Inc	700	19		Grupo Televisa SAB ADR	600		14
Severstal OAO	1,571	18		Kabel Deutschland Holding AG (a)	105		7
Steel Dynamics Inc (b)	27,000	330		Liberty Global Inc - A Shares (a)	1,900		105
Tokyo Steel Manufacturing Co Ltd	6,300	21		McGraw-Hill Cos Inc/The	300		15
United States Steel Corp	4,200	82		Naspers Ltd	489		28
Vale SA ADR	7,500	121		New York Times Co/The (a),(b)	9,400		86
Xingda International Holdings Ltd	148,000	44		News Corp - Class A (b)	28,578		668
		$1,483		Nippon Television Network Corp	500		69
				Thomson Reuters Corp	6,460		184
Leisure Products & Services - 0.14%				Time Warner Cable Inc (b)	6,959		618
Arctic Cat Inc (a)	2,750	119
				Time Warner Inc (b)	20,318		844
Harley-Davidson Inc	5,620	236		Viacom Inc (b)	14,382		719
Polaris Industries Inc	1,300	97		Walt Disney Co/The	13,355		660
Sega Sammy Holdings Inc	5,700	119		Washington Post Co/The	100		35
TUI AG (a)	5,649	44
WMS Industries Inc (a)	200	3		Wolters Kluwer NV	3,494		63
Yamaha Corp	7,600	77					$7,928
		$695		Metal Fabrication & Hardware - 0.19%
				Aurubis AG	6,624		358
Lodging - 0.23%				Kloeckner & Co SE (a)	10,814		98
Accor SA	5,825	184		NSK Ltd	10,000		59
Wyndham Worldwide Corp (b)	12,978	677
Wynn Resorts Ltd (b)	2,284	236		Olympic Steel Inc	8,460		133
				SKF AB	3,070		64
		$1,097		Timken Co (b)	3,900		157
Machinery - Construction & Mining - 0.04%				Vallourec SA	1,137		53
Caterpillar Inc	1,240	106		Valmont Industries Inc	200		25
Outotec OYJ	1,664	75					$947
		$181		Mining - 0.40%
Machinery - Diversified - 0.48%				AngloGold Ashanti Ltd ADR	1,100		35
AGCO Corp (a),(b)	3,000	126		Aquarius Platinum Ltd (a)	26,376		15
Amada Co Ltd	12,000	54		Barrick Gold Corp	2,348		91
Applied Industrial Technologies Inc (b)	600	24		Boliden AB	23,660		347
CNH Global NV (a)	1,100	44		Cia de Minas Buenaventura SA ADR	300		10
Cummins Inc (b)	3,275	318		Detour Gold Corp (a)	8,350		210
Doosan Heavy Industries & Construction Co	559	29		Freeport-McMoRan Copper & Gold Inc (b)	5,391		195
Ltd				Gold Fields Ltd ADR	2,100		26
Ebara Corp	34,000	137		Goldcorp Inc	1,633		67
Gardner Denver Inc	200	12		Grupo Mexico SAB de CV	6,700		20
Graco Inc (b)	500	25		KGHM Polska Miedz SA	641		25
IDEX Corp	3,210	128		Korea Zinc Co Ltd	53		19
IHI Corp	74,000	160		Minmetals Resources Ltd (a)	64,000		24
Kone OYJ	483	30		Mitsubishi Materials Corp	27,000		76
MAN SE	188	17		Mitsui Mining & Smelting Co Ltd	44,000		89
Metso OYJ	7,705	275		Molycorp Inc (a)	23,517		270
Mitsubishi Heavy Industries Ltd	13,000	54		Newmont Mining Corp	1,284		65
OC Oerlikon Corp AG (a)	21,880	194		Nyrstar (a)	1,295		6
Okuma Holdings Inc	13,000	78		Pacific Metals Co Ltd	10,000		32
Rheinmetall AG	997	49		Royal Gold Inc	13		1
Robbins & Myers Inc	145	9		Southern Copper Corp	300		10
Sumitomo Heavy Industries Ltd	17,000	59		Sumitomo Metal Mining Co Ltd	10,000		104
Teco Electric and Machinery Co Ltd	15,000	10		Talison Lithium Ltd (a)	2,130		14
Wabtec Corp/DE (b)	5,443	425		Umicore SA	2,577		122
Xylem Inc/NY (b)	3,237	79		Uranium One Inc (a)	32,365		78
		$2,336					$1,951
Media - 1.63%				Miscellaneous Manufacturing - 1.17%
AMC Networks Inc (a)	5,480	216		3M Co (b)	6,597		611
Astral Media Inc	4,121	198		AO Smith Corp (b)	2,100		115
Cablevision Systems Corp (b)	18,299	274		Aptargroup Inc	2,410		122
CBS Corp (b)	9,792	356		Carlisle Cos Inc (b)	1,200		63
Charter Communications Inc (a)	1,420	111		CLARCOR Inc	100		5
Comcast Corp - Class A (b)	20,324	682		Cooper Industries PLC	8,295		607
Comcast Corp - Special Class A	7,885	259		Crane Co (b)	2,800		106
DIRECTV (a),(b)	7,968	415		Eaton Corp (b)	9,107		407
Discovery Communications Inc - A Shares	2,997	164		FUJIFILM Holdings Corp	3,800		63
(a),(b)				General Electric Co (b)	56,708		1,174
DISH Network Corp (b)	19,700	630		Harsco Corp	1,200		25
FactSet Research Systems Inc (b)	2,809	260		Illinois Tool Works Inc	3,178		188
Fuji Media Holdings Inc	87	136		Ingersoll-Rand PLC	2,500		117
				ITT Corp (b)	12,500		249

See accompanying notes.

54

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Oil & Gas (continued)
Konica Minolta Holdings Inc	26,000	$194		SM Energy Co	500		$24
Orkla ASA	4,981	37		Southwestern Energy Co (a)	9,140		284
Pall Corp (b)	4,710	262		Statoil ASA ADR	4,455		114
Parker Hannifin Corp (b)	2,314	185		Statoil ASA	7,923		203
Polypore International Inc (a)	15,055	488		Stone Energy Corp (a),(b)	4,149		98
Siemens AG ADR	1,245	117		Surgutneftegas OAO ADR	3,485		30
SPX Corp (b)	2,000	128		Swift Energy Co (a)	3,200		62
Sulzer AG	2,389	322		Tatneft OAO ADR	1,799		69
Trelleborg AB	6,758	70		Tesoro Corp	5,965		237
Wartsila OYJ Abp	1,008	32		Thai Oil PCL	21,300		45
		$5,687		Total SA ADR	7,112		355
				Tourmaline Oil Corp (a)	2,000		56
Oil & Gas - 3.39%				Unit Corp (a),(b)	3,900		155
Anadarko Petroleum Corp	18,815	1,304		Valero Energy Corp	7,905		247
Baytex Energy Corp	100	5		Venoco Inc (a),(b)	25,459		285
BG Group PLC	26,605	544		Whiting Petroleum Corp (a)	2,400		107
Cabot Oil & Gas Corp	4,957	205		WPX Energy Inc (a)	16,880		264
Canadian Natural Resources Ltd	2,250	68					$16,478
Cheniere Energy Inc (a)	10,770	159
Chesapeake Energy Corp	2,300	44		Oil & Gas Services - 0.71%
Chevron Corp (b)	13,512	1,516		Baker Hughes Inc	17,880		815
China Petroleum & Chemical Corp ADR	300	28		Cameron International Corp (a)	100		5
CNOOC Ltd ADR	500	95		Dresser-Rand Group Inc (a)	2,000		101
Cobalt International Energy Inc (a)	38,105	865		Halliburton Co (b)	23,931		785
ConocoPhillips (b)	13,276	754		Helix Energy Solutions Group Inc (a),(b)	5,600		99
CVR Energy Inc (a)	480	14		National Oilwell Varco Inc (b)	6,091		480
Denbury Resources Inc (a),(b)	2,400	37		Oceaneering International Inc (b)	4,000		214
Devon Energy Corp (b)	3,600	208		RPC Inc	4,200		51
Diamond Offshore Drilling Inc (b)	1,749	117		Saipem SpA	2,367		112
Encana Corp	3,700	82		SBM Offshore NV (a)	8,121		115
Energen Corp	400	20		Schlumberger Ltd (b)	1,462		106
Energy XXI Bermuda Ltd	1,200	39		SEACOR Holdings Inc (a),(b)	2,600		224
Eni SpA	13,897	307		Superior Energy Services Inc (a)	6,715		139
EXCO Resources Inc	1,900	13		TGS Nopec Geophysical Co ASA	2,636		77
Exxon Mobil Corp (b)	19,620	1,712		Trican Well Service Ltd	3,700		45
Forest Oil Corp (a),(b)	13,800	102		Weatherford International Ltd/Switzerland (a)	5,100		60
Gazprom OAO ADR	14,654	142					$3,428
Hess Corp (b)	4,500	227
HollyFrontier Corp	5,020	203		Packaging & Containers - 0.28%
				Ball Corp (b)	3,384		143
Idemitsu Kosan Co Ltd	600	48
JX Holdings Inc	12,400	65		Bemis Co Inc	3,030		92
				Crown Holdings Inc (a),(b)	6,100		221
Karoon Gas Australia Ltd (a)	46,438	194
				Graphic Packaging Holding Co (a)	11,270		63
Lukoil OAO ADR	1,755	100		Owens-Illinois Inc (a),(b)	9,400		164
Lundin Petroleum AB (a)	4,861	109
				Packaging Corp of America (b)	5,730		183
Marathon Oil Corp (b)	12,000	334
Marathon Petroleum Corp (b)	2,766	143		Rengo Co Ltd	2,000		10
McMoRan Exploration Co (a)	1,300	16		Rock-Tenn Co	100		7
MEG Energy Corp (a)	1,300	51		Sealed Air Corp	700		10
Murphy Oil Corp (b)	3,900	200		Silgan Holdings Inc	3,560		149
Nabors Industries Ltd (a),(b)	11,700	173		Sonoco Products Co	8,260		252
Newfield Exploration Co (a)	1,700	56		Toyo Seikan Kaisha Ltd	7,300		79
Nexen Inc	6,184	156					$1,373
Noble Energy Inc	895	79		Pharmaceuticals - 3.27%
Occidental Petroleum Corp (b),(e)	12,038	1,024		Abbott Laboratories (b)	4,705		308
OGX Petroleo e Gas Participacoes SA (a)	1,700	5		Algeta ASA (a)	3,730		95
Patterson-UTI Energy Inc (b)	29,380	446		Alkermes PLC (a)	2,100		39
Penn West Petroleum Ltd	400	6		AmerisourceBergen Corp (b)	11,209		432
Petroleo Brasileiro SA ADR	4,300	88		Astellas Pharma Inc	4,100		201
Phillips 66 (b)	3,021	127		AstraZeneca PLC	2,033		95
Plains Exploration & Production Co (a),(b)	5,800	228		Bayer AG	5,364		415
Progress Energy Resources Corp	8,279	184		Bristol-Myers Squibb Co (b)	8,739		288
PTT PCL	1,300	14		Cardinal Health Inc (b)	24,920		986
QEP Resources Inc (b)	4,177	120		Catamaran Corp (a)	13,860		1,208
Range Resources Corp	1,165	76		Chugai Pharmaceutical Co Ltd	3,700		74
Repsol SA	2,697	49		Daiichi Sankyo Co Ltd	8,600		143
Rosetta Resources Inc (a)	4,130	177		Dainippon Sumitomo Pharma Co Ltd	100		1
Rosneft OAO	939	6		Dr Reddy's Laboratories Ltd ADR	800		24
Royal Dutch Shell PLC ADR	4,844	339		Eisai Co Ltd	2,600		119
Royal Dutch Shell PLC - B shares ADR	4,315	311		Elan Corp PLC ADR(a)	10,727		122
SK Holdings Co Ltd	701	104		Eli Lilly & Co (b)	29,855		1,342
SK Innovation Co Ltd	32	5		Endo Health Solutions Inc (a)	200		6

See accompanying notes.

55

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Express Scripts Holding Co (a)	800	$50		Macerich Co/The (b)	5,171		$308
Forest Laboratories Inc (a),(b)	14,329	496		Pennsylvania Real Estate Investment Trust	13,410		211
Galenica AG	57	33		Plum Creek Timber Co Inc (b)	3,983		163
GlaxoSmithKline PLC ADR	2,267	103		Public Storage (b)	2,110		308
Hypermarcas SA (a)	2,200	14		Rayonier Inc (b)	6,912		338
Johnson & Johnson (b)	21,966	1,481		Simon Property Group Inc (b)	1,499		238
Kaken Pharmaceutical Co Ltd	64	1		Taubman Centers Inc (b)	5,574		446
Kyowa Hakko Kirin Co Ltd	1,000	11		Two Harbors Investment Corp	6,600		76
MAP Pharmaceuticals Inc (a)	6,712	90		Weyerhaeuser Co	12,330		307
McKesson Corp (b)	5,230	455					$4,166
Merck & Co Inc (b)	44,371	1,910
Merck KGaA	2,205	252		Retail - 4.47%
Novartis AG	2,200	130		Abercrombie & Fitch Co	15,720		566
				Advance Auto Parts Inc (b)	8,730		621
Novo Nordisk A/S	1,807	284
Omnicare Inc	700	23		Aeon Co Ltd	1,100		13
				Aeropostale Inc (a),(b)	12,700		177
Par Pharmaceutical Cos Inc (a)	960	48
				American Eagle Outfitters Inc (b)	13,100		291
Pfizer Inc (b)	51,186	1,221
PharMerica Corp (a),(b)	25,661	323		Anta Sports Products Ltd	17,000		10
				Ascena Retail Group Inc (a)	7,800		154
Rigel Pharmaceuticals Inc (a)	4,790	45
				AutoNation Inc (a),(b)	7,464		300
Roche Holding AG	8,323	1,513		AutoZone Inc (a),(b)	1,283		464
Santen Pharmaceutical Co Ltd	2,800	123		Bed Bath & Beyond Inc (a),(b)	3,500		235
Shionogi & Co Ltd	5,300	77		Big Lots Inc (a),(b)	5,300		161
Teva Pharmaceutical Industries Ltd ADR	10,280	407
Therapeutics MD Inc (a)	35,241	119		Buckle Inc/The	1,400		64
				Burger King Worldwide Inc (a)	54,760		714
UCB SA	3,915	192		CarMax Inc (a)	1,460		45
Warner Chilcott PLC	15,700	214
Watson Pharmaceuticals Inc (a)	4,940	402		Chico's FAS Inc	9,900		188
				Chipotle Mexican Grill Inc (a),(b)	209		60
		$15,915		Cie Financiere Richemont SA	854		52
Pipelines - 0.24%				Citizen Holdings Co Ltd	7,500		42
Kinder Morgan Inc/Delaware	4,020	144		Collective Brands Inc (a)	11,230		243
ONEOK Inc (b)	3,108	138		Copart Inc (a),(b)	1,300		35
SemGroup Corp (a)	2,830	101		Costco Wholesale Corp (b)	1,100		108
Spectra Energy Corp (b)	17,101	483		CVS Caremark Corp	22,052		1,004
Williams Cos Inc/The (b)	9,856	318		Darden Restaurants Inc (b)	1,875		97
		$1,184		Dillard's Inc	3,100		233
				Dollar General Corp (a)	1,300		66
Private Equity - 0.10%				Dollar Tree Inc (a),(b)	2,568		124
American Capital Ltd (a),(b)	42,600	468
				Domino's Pizza Inc	4,200		149
				DSW Inc	1,000		65
Real Estate - 0.11%				Dufry AG (a)	113		14
BR Malls Participacoes SA	700	9		Dunkin' Brands Group Inc	8,560		249
BR Properties SA	8,300	100		Esprit Holdings Ltd	8,100		13
Brookfield Asset Management Inc	900	31		Ezcorp Inc (a),(b)	3,000		68
CBRE Group Inc (a)	2,100	36		Family Dollar Stores Inc	7,435		473
China Overseas Land & Investment Ltd	10,000	23		FamilyMart Co Ltd	800		39
China Resources Land Ltd	4,000	8		Fifth & Pacific Cos Inc (a)	25,055		332
Country Garden Holdings Co Ltd (a)	9,000	3		Foot Locker Inc (b)	14,214		491
Evergrande Real Estate Group Ltd	9,000	4		GameStop Corp (b)	24,865		474
Growthpoint Properties Ltd	2,700	9		Gap Inc/The (b)	11,413		409
Jones Lang LaSalle Inc (b)	1,500	108		GNC Holdings Inc	9,660		375
Longfor Properties Co Ltd	2,000	3		Golden Eagle Retail Group Ltd	29,700		55
PDG Realty SA Empreendimentos e	61,900	119		GOME Electrical Appliances Holding Ltd	746,000		65
Participacoes				Guess? Inc (b)	10,300		268
Redefine Properties Ltd	4,269	5		Home Depot Inc/The (b)	7,814		443
Shanghai Industrial Holdings Ltd	23,000	63		HSN Inc	4,710		212
Shimao Property Holdings Ltd	2,500	4		Hyundai Home Shopping Network Corp	1,205		123
Sino-Ocean Land Holdings Ltd	7,500	3		Inditex SA	707		79
Soho China Ltd	4,500	3		Intime Department Store Group Co Ltd	58,000		60
SP Setia Bhd	1,200	1		Isetan Mitsukoshi Holdings Ltd	5,200		54
		$532		J Front Retailing Co Ltd	12,000		60
				Kohl's Corp	4,890		255
REITS - 0.86%				K's Holdings Corp	2,500		72
American Tower Corp (b)	6,796	479
				Lawson Inc	500		38
AvalonBay Communities Inc (b)	679	96		Lithia Motors Inc (b)	7,731		226
Boston Properties Inc (b)	1,826	205
				Lotte Shopping Co Ltd	68		19
Duke Realty Corp	21,890	317		Lowe's Cos Inc	58,558		1,668
Equity Residential (b)	1,672	101		Ltd Brands Inc (b)	8,541		415
Federal Realty Investment Trust (b)	1,251	135		Macy's Inc (b)	9,513		383
Host Hotels & Resorts Inc (b)	9,894	151
				Maoye International Holdings Ltd	296,000		53
Liberty Property Trust	7,780	287		McDonald's Corp (b)	3,499		313

See accompanying notes.

56

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Semiconductors (continued)
MSC Industrial Direct Co Inc (b)	10,323	$715		Rohm Co Ltd	300		$10
New World Department Store China Ltd	92,000	50		Rovi Corp (a)	6,025		92
Nordstrom Inc (b)	5,351	309		Samsung Electronics Co Ltd	539		295
O'Reilly Automotive Inc (a)	100	9		Siliconware Precision Industries Co	27,000		30
Panera Bread Co (a),(b)	1,114	172		Skyworks Solutions Inc (a)	27,210		829
Parkson Retail Group Ltd	16,500	13		Sumco Corp (a)	8,400		64
Pep Boys-Manny Moe & Jack/The	5,172	47		Taiwan Semiconductor Manufacturing Co Ltd	2,200		32
PetSmart Inc (b)	1,700	121		ADR
President Chain Store Corp	9,000	48		Wolfson Microelectronics PLC (a)	13,551		46
PVH Corp	9,840	924		Xilinx Inc (b)	9,170		311
RadioShack Corp (b)	17,700	43					$7,061
RONA Inc (a)	7,872	103
Ross Stores Inc (b)	6,300	436		Shipbuilding - 0.01%
Ryohin Keikaku Co Ltd	900	56		Mitsui Engineering & Shipbuilding Co Ltd	23,000		25
Sally Beauty Holdings Inc (a)	5,300	146		Samsung Heavy Industries Co Ltd	1,020		34
Salvatore Ferragamo Italia SpA	798	16					$59
Sears Holdings Corp (a)	1,400	74		Software - 1.86%
Seven & I Holdings Co Ltd	7,900	240		Activision Blizzard Inc	80,075		942
Shimamura Co Ltd	500	60		Akamai Technologies Inc (a)	400		15
Shinsegae Co Ltd	282	56		ANSYS Inc (a)	1,700		119
Signet Jewelers Ltd	1,600	73		Ariba Inc (a)	3,325		149
Starbucks Corp (b)	5,147	255		Autodesk Inc (a)	2,000		62
Takashimaya Co Ltd	12,000	86		BMC Software Inc (a),(b)	6,000		248
Target Corp	11,109	712		Broadridge Financial Solutions Inc (b)	300		7
TJX Cos Inc	7,440	341		CA Inc	30,318		789
Tractor Supply Co	400	38		CareView Communications Inc (a)	189,845		192
Ulta Salon Cosmetics & Fragrance Inc (b)	2,000	188		Changyou.com Ltd ADR	2,000		47
UNY Co Ltd	11,500	96		Citrix Systems Inc (a)	800		62
Urban Outfitters Inc (a),(b)	18,245	685		CommVault Systems Inc (a)	900		45
USS Co Ltd	720	78		Compuware Corp (a),(b)	12,600		126
Walgreen Co	2,500	89		Concur Technologies Inc (a)	7,460		540
Wal-Mart Stores Inc (b)	8,194	595		Dun & Bradstreet Corp/The (b)	800		65
Williams-Sonoma Inc (b)	12,134	497		Electronic Arts Inc (a)	13,900		185
Woolworths Holdings Ltd/South Africa	8,443	60		Fair Isaac Corp	1,200		51
World Fuel Services Corp	300	11		Fidelity National Information Services Inc (b)	14,388		453
Yum! Brands Inc (b)	2,903	185		Fiserv Inc (a),(b)	700		50
		$21,706		Intuit Inc (b)	5,099		298
Savings & Loans - 0.16%				Konami Corp	6,300		145
				Microsoft Corp (b)	41,198		1,270
First Niagara Financial Group Inc	11,180	88		MSCI Inc (a),(b)	2,890		101
Hudson City Bancorp Inc	17,300	125		Oracle Corp (b)	40,780		1,291
New York Community Bancorp Inc (b)	30,411	403
				Quest Software Inc (a),(b)	7,241		202
People's United Financial Inc	14,110	169		Red Hat Inc (a),(b)	1,567		88
		$785		Salesforce.com Inc (a)	3,152		458
Semiconductors - 1.45%				SAP AG	876		58
Advanced Micro Devices Inc (a)	17,450	65		Software AG	4,112		142
Analog Devices Inc (b)	15,473	616		Solera Holdings Inc	14,520		597
Applied Materials Inc (b)	19,467	228		Square Enix Holdings Co Ltd	3,000		50
ASML Holding NV	2,680	152		VeriFone Systems Inc (a)	4,915		171
Avago Technologies Ltd	13,740	503					$9,018
Cypress Semiconductor Corp	700	8
First Solar Inc (a)	1,600	32		Telecommunications - 1.93%
				Acme Packet Inc (a)	11,751		224
GT Advanced Technologies Inc (a)	21,800	126
Intel Corp (b)	37,427	929		Advanced Info Service PCL	4,800		33
KLA-Tencor Corp (b)	6,976	358		Amdocs Ltd	1,800		58
Linear Technology Corp (b)	3,572	118		America Movil SAB de CV ADR	2,700		69
				Arris Group Inc (a)	5,600		76
LSI Corp (a),(b)	23,900	186
				AT&T Inc (b)	31,841		1,167
Marvell Technology Group Ltd (b)	11,500	117
Maxim Integrated Products Inc	5,700	154		Belgacom SA	1,748		52
MEMC Electronic Materials Inc (a)	3,700	10		CenturyLink Inc	3,950		167
Microchip Technology Inc (b)	7,717	268		China Mobile Ltd ADR	4,600		247
Micron Technology Inc (a)	19,960	124		China Telecom Corp Ltd	48,000		27
MKS Instruments Inc (b)	9,100	247		Cisco Systems Inc	88,274		1,684
				Comverse Technology Inc (a)	50,800		305
MStar Semiconductor Inc	7,000	56
NVIDIA Corp (a),(b)	21,792	306		Deutsche Telekom AG ADR	19,750		236
				DigitalGlobe Inc (a)	18,050		375
ON Semiconductor Corp (a),(b)	18,200	113
PMC - Sierra Inc (a)	12,600	74		ENTEL Chile SA	3,106		60
QLogic Corp (a),(b)	10,100	123		France Telecom SA ADR	8,100		113
Qualcomm Inc (b)	6,494	399		Freenet AG	3,172		49
				GeoEye Inc (a)	3,870		104
Realtek Semiconductor Corp	21,210	40
				GN Store Nord A/S	484		7

See accompanying notes.

57

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Telecommunications (continued)				Transportation (continued)
Harris Corp (b)	4,324	$203		Tokyu Corp	6,000		$30
HTC Corp	3,000	26		Union Pacific Corp (b)	3,371		410
JDS Uniphase Corp (a),(b)	34,070	382		United Parcel Service Inc (b),(e)	11,379		840
Juniper Networks Inc (a)	6,700	117		Viterra Inc	14,988		245
KDDI Corp	10	72		Werner Enterprises Inc (b)	1,400		31
Level 3 Communications Inc (a)	1,600	34		West Japan Railway Co	4,400		193
MetroPCS Communications Inc (a)	5,600	55					$4,943
Mobistar SA	3,362	106
Motorola Solutions Inc (b)	9,430	449		Water- 0.01%
				American Water Works Co Inc (b)	300		11
NeuStar Inc (a)	400	15
Nokia OYJ	3,162	9		Cia de Saneamento Basico do Estado de Sao	100		8
Polycom Inc (a),(b)	13,800	144		Paulo ADR
RF Micro Devices Inc (a)	30,434	114		Guangdong Investment Ltd	20,000		15
SK Telecom Co Ltd	530	68					$34
Sprint Nextel Corp (a)	71,445	346		TOTAL COMMON STOCKS			$255,597
Tele2 AB	6,189	109		CONVERTIBLE PREFERRED STOCKS -
Telecom Italia SpA	166,235	154		0.23%	Shares Held	Value	(000	's)
Telefonaktiebolaget LM Ericsson	16,096	150		Automobile Manufacturers - 0.05%
Telefonica SA ADR	24,972	314		General Motors Co	6,665		238
Telekomunikasi Indonesia Persero Tbk PT	1,100	42
ADR
Telenet Group Holding NV	115	4		Banks- 0.11%
Telenor ASA	4,417	81		Wells Fargo & Co	445		532
Telephone & Data Systems Inc	3,100	76
Tellabs Inc (b)	95,900	340
				Electric - 0.04%
Tim Participacoes SA ADR	2,600	51		NextEra Energy Inc (a)	1,525		76
USA Mobility Inc (b)	11,726	134
Verizon Communications Inc (b)	11,357	488		PPL Corp	2,400		131
							$207
Vodafone Group PLC ADR	7,684	222
		$9,358		Oil & Gas - 0.03%
				Apache Corp	2,800		137
Textiles - 0.06%
Cintas Corp (b)	4,843	196
Mohawk Industries Inc (a)	500	36		TOTAL CONVERTIBLE PREFERRED STOCKS			$1,114
Nisshinbo Holdings Inc	3,000	19		PREFERRED STOCKS - 0.13%	Shares Held	Value	(000	's)
Teijin Ltd	5,000	11		Banks- 0.09%
Toray Industries Inc	4,000	24		Ally Financial Inc (f)	480		437
		$286		Banco do Estado do Rio Grande do Sul SA	1,600		13
Toys, Games & Hobbies - 0.30%							$450
Hasbro Inc (b)	18,368	689		Consumer Products - 0.01%
Jakks Pacific Inc (b)	6,365	106		Henkel AG & Co KGaA	787		59
Mattel Inc (b)	13,413	471
Namco Bandai Holdings Inc	8,000	127		Electric - 0.01%
Nintendo Co Ltd	710	80		Eletropaulo Metropolitana Eletricidade de Sao	4,600		42
		$1,473		Paulo SA
Transportation - 1.02%
Ansaldo STS SpA	21,016	165		Iron & Steel - 0.01%
AP Moeller - Maersk A/S - B shares	10	65		Metalurgica Gerdau SA	3,300		37
Bristow Group Inc	200	9
Canadian National Railway Co	2,010	184
Canadian Pacific Railway Ltd	1,850	153		Media- 0.01%
CH Robinson Worldwide Inc (b)	3,935	223		ProSiebenSat.1 Media AG	838		20
Con-way Inc (b)	4,500	136
CSX Corp (b)	2,800	63
				Retail - 0.00%
Deutsche Post AG	14,467	281		Orchard Supply Hardware Stores Corp (a),(b)	31		—
DSV A/S	5,469	119
East Japan Railway Co	2,200	148		TOTAL PREFERRED STOCKS			$608
Expeditors International of Washington Inc (b)	11,039	404
					Principal
FedEx Corp	300	26		BONDS- 19.21%	Amount (000's)	Value	(000	's)
Kawasaki Kisen Kaisha Ltd	7,000	9
Keio Corp	2,000	16		Advertising - 0.07%
Keisei Electric Railway Co Ltd	10,000	97		Visant Corp
Koninklijke Vopak NV	141	9		10.00%, 10/1/2017	$340		$337
Landstar System Inc (b)	6,300	297
Norfolk Southern Corp (b)	3,340	242
Old Dominion Freight Line Inc (a),(b)	2,200	98		Aerospace & Defense - 0.46%
RailAmerica Inc (a)	1,870	51		Embraer SA
Ryder System Inc (b)	4,500	180		5.15%, 6/15/2022	610		639
				Meccanica Holdings USA Inc
TNT Express NV	15,461	174		6.25%, 1/15/2040(f)	100		80
Tobu Railway Co Ltd	8,000	45

See accompanying notes.

58

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

		Principal					Principal
BONDS (continued)		Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Aerospace & Defense (continued)						Banks (continued)
Meccanica Holdings USA Inc	(continued)					UBS AG/Stamford CT
7.38%, 7/15/2039(f)			$600	$506		5.75%, 4/25/2018		$600		$694
United Technologies Corp										$10,610
0.97%, 6/1/2015(g)			1,015	1,029
				$2,254		Beverages - 0.11%
						Coca-Cola Co/The
Airlines - 0.19%						0.42%, 3/14/2014(g)		520		520
Continental Airlines 1999-1 Class A Pass
Through Trust
6.55%, 8/2/2020			504	547		Biotechnology - 0.16%
						Amgen Inc
Continental Airlines 1999-1 Class B Pass						5.38%, 5/15/2043		685		775
Through Trust
6.80%, 8/2/2018(d)			146	146
US Airways 2012-1 Class A Pass Through						Chemicals - 0.08%
Trust						Hercules Inc
5.90%, 10/1/2024(d)			230	243		6.50%, 6/30/2029		275		231
				$936		INEOS Group Holdings SA
						7.88%, 2/15/2016(f)	EUR	140		157
Automobile Manufacturers - 0.54%										$388
BMW US Capital LLC
0.92%, 12/21/2012(g)			800	801		Computers - 0.37%
Daimler Finance North America LLC						Hewlett-Packard Co
1.07%, 3/28/2014(f),(g)			1,400	1,402		0.71%, 5/24/2013(g)		$700		699
Volkswagen International Finance NV						4.65%, 12/9/2021		550		563
1.07%, 9/22/2013(c),(f),(g)			100	100		International Business Machines Corp
1.22%, 3/21/2014(c),(f),(g)			300	301		0.55%, 2/6/2015		510		511
				$2,604						$1,773
Automobile Parts & Equipment - 0.19%						Consumer Products - 0.07%
Lear Corp						Reynolds Group Issuer Inc / Reynolds Group
8.13%, 3/15/2020			310	349		Issuer LLC / Reynolds Group Issuer
Visteon Corp						(Luxembourg) S.A.
6.75%, 4/15/2019			570	579		9.88%, 8/15/2019		300		317
				$928
Banks- 2.18%						Cosmetics & Personal Care - 0.10%
Bank of America Corp						Procter & Gamble Co/The
6.00%, 9/1/2017			700	789		0.36%, 2/6/2014(g)		485		485
Capital One Capital VI
8.88%, 5/15/2040			980	1,003		Distribution & Wholesale - 0.23%
Cooperatieve Centrale Raiffeisen-						Ingram Micro Inc
Boerenleenbank BA/Netherlands						5.00%, 8/10/2022		1,120		1,138
3.38%, 1/19/2017			515	545
4.75%, 1/15/2020(f)			1,000	1,123
Eksportfinans ASA						Diversified Financial Services - 1.40%
2.00%, 9/15/2015			360	334		Doric Nimrod Air Finance Alpha Ltd 2012-1
2.25%, 2/11/2021		CHF	145	128		Class A Pass Through Trust
2.38%, 5/25/2016			$150	137		5.13%, 11/30/2024(f)		1,330		1,350
GMAC International Finance BV						General Electric Capital Corp
7.50%, 4/21/2015		EUR	200	267		6.25%, 12/15/2022(g)		500		516
Goldman Sachs Group Inc/The						7.13%, 12/15/2049(g)		1,000		1,092
6.15%, 4/1/2018			$700	796		International Lease Finance Corp
HSBC Bank USA NA/New York NY						4.88%, 4/1/2015		270		277
6.00%, 8/9/2017			100	114		6.75%, 9/1/2016(f)		230		256
HSBC Holdings PLC						John Deere Capital Corp
5.10%, 4/5/2021			600	690		0.70%, 4/25/2014(g)		1,000		1,002
JP Morgan Chase Bank NA						Merrill Lynch & Co Inc
6.00%, 10/1/2017			100	118		6.88%, 11/15/2018		455		530
Lloyds TSB Bank PLC						Schahin II Finance Co SPV Ltd
5.80%, 1/13/2020(f)			850	944		5.88%, 9/25/2022(f)		500		514
6.50%, 3/24/2020		EUR	780	943		SLM Corp
Morgan Stanley						8.00%, 3/25/2020		100		113
6.63%, 4/1/2018			$850	939		8.45%, 6/15/2018		500		578
Royal Bank of Scotland PLC/The						Textron Financial Corp
4.35%, 1/23/2017		EUR	200	225		6.00%, 2/15/2067(f),(g)		700		574
6.93%, 4/9/2018			500	611						$6,802
Russian Agricultural Bank OJSC Via RSHB
Capital SA						Electric - 0.72%
5.30%, 12/27/2017(f)			$200	210		Centrais Eletricas Brasileiras SA
						5.75%, 10/27/2021(f)		400		449
						Cia de Eletricidade do Estado da Bahia
						11.75%, 4/27/2016(f)	BRL	350		185

See accompanying notes.

59

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric (continued)					Iron & Steel (continued)
Empresas Publicas de Medellin ESP					ArcelorMittal (continued)
8.38%, 2/1/2021(f)	COP	380,000	$234		7.00%, 10/15/2039	$537		$483
Enel Finance International NV								$785
6.00%, 10/7/2039(f)		$500	414
Energy Future Holdings Corp					Lodging - 0.18%
10.00%, 1/15/2020(g)		525	579		Mandalay Resort Group
Energy Future Intermediate Holding Co LLC /					7.63%, 7/15/2013	210		214
EFIH Finance Inc					MGM Resorts International
11.75%, 3/1/2022(f)		425	453		7.63%, 1/15/2017	145		150
					8.63%, 2/1/2019(f)	55		59
Ipalco Enterprises Inc
5.00%, 5/1/2018		870	907		Wyndham Worldwide Corp
Southern California Edison Co					5.63%, 3/1/2021	425		467
6.25%, 8/1/2049(g)		255	277					$890
			$3,498		Media- 0.05%
Engineering & Construction - 0.14%					Clear Channel Worldwide Holdings Inc
Odebrecht Finance Ltd					7.63%, 3/15/2020	25		24
7.13%, 6/26/2042(f)		600	657		7.63%, 3/15/2020	250		242
								$266
Food- 0.62%					Mining - 0.44%
BRF - Brasil Foods SA					AngloGold Ashanti Holdings PLC
5.88%, 6/6/2022(f)		1,000	1,053		5.13%, 8/1/2022	470		480
Campbell Soup Co					BHP Billiton Finance USA Ltd
0.74%, 8/1/2014(g)		1,110	1,115		0.70%, 2/18/2014(g)	515		517
Delhaize Group SA					FMG Resources August 2006 Pty Ltd
					7.00%, 11/1/2015(f)	285		280
5.70%, 10/1/2040		160	131
Kraft Foods Inc					Teck Resources Ltd
1.33%, 7/10/2013(g)		700	700		5.40%, 2/1/2043	870		843
			$2,999					$2,120
Forest Products & Paper - 0.05%					Mortgage Backed Securities - 3.24%
Celulosa Arauco y Constitucion SA					Banc of America Large Loan Inc
					1.99%, 11/15/2015(f),(g)	1,022		1,001
4.75%, 1/11/2022		240	252
					Bear Stearns Adjustable Rate Mortgage Trust
					2.80%, 2/25/2036(g)	261		169
Gas- 0.05%					2.97%, 1/25/2035(g)	10		9
China Resources Gas Group Ltd					Bear Stearns Commercial Mortgage
4.50%, 4/5/2022(f)		225	242		Securities
					5.98%, 5/11/2039(f),(g)	105		106
Hand & Machine Tools - 0.09%					Citicorp Mortgage Securities Inc
					0.59%, 9/25/2035(g)	157		155
Mcron Finance Sub LLC / Mcron Finance
Corp					Citimortgage Alternative Loan Trust
8.38%, 5/15/2019(f)		410	421		6.00%, 7/25/2036	97		72
					6.00%, 6/25/2037(g)	259		203
					Countrywide Alternative Loan Trust
Holding Companies - Diversified - 0.25%					6.25%, 7/25/2036(g)	225		149
Hutchison Whampoa International 11 Ltd					Countrywide Home Loan Mortgage Pass
4.63%, 1/13/2022(f)		483	523		Through Trust
Votorantim Cimentos SA					0.51%, 4/25/2035(g)	212		144
7.25%, 4/5/2041(f)		650	692		0.56%, 3/25/2035(g)	380		217
			$1,215		2.77%, 9/20/2034(g)	105		94
					3.72%, 1/20/2035(g)	219		178
Home Equity Asset Backed Securities - 0.70%
Countrywide Asset-Backed Certificates					Credit Suisse Mortgage Capital Certificates
					6.50%, 10/25/2021(g)	217		167
0.38%, 8/25/2037(g)		1,600	855
HSI Asset Securitization Corp Trust					CW Capital Cobalt Ltd
0.35%, 12/25/2036(g)		2,379	756		5.25%, 8/15/2048	325		325
Morgan Stanley ABS Capital I					Deutsche ALT-A Securities Inc Alternate Loan
0.33%, 1/25/2037(g)		2,166	959		Trust
					5.50%, 12/25/2035(g)	226		163
0.58%, 3/25/2037(g)		2,000	816
			$3,386		Fannie Mae Whole Loan
					0.64%, 9/25/2032(g)	195		194
Insurance - 0.12%					FHA 221D4 P11/01 GREY 42 NCP
MetLife Capital Trust IV					7.43%, 9/1/2022(d)	6		6
7.88%, 12/15/2037(f)		500	585		FHLMC Multifamily Structured Pass Through
					Certificates
					1.74%, 10/25/2021(c),(g)	199		22
Iron & Steel - 0.16%					First Horizon Asset Securities Inc
ArcelorMittal					2.61%, 8/25/2035(g)	425		371
6.75%, 3/1/2041		350	302		GMAC Mortgage Corp Loan Trust
					2.96%, 11/19/2035(g)	604		514

See accompanying notes.

60

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Mortgage Backed Securities (continued)					Oil & Gas - 1.29%
GMAC Mortgage Corp Loan Trust					Calumet Specialty Products Partners
(continued)					LP/Calumet Finance Corp
3.31%, 7/19/2035(g)		$266	$232		9.63%, 8/1/2020(f)		$435		$462
GS Mortgage Securities Corp II					Connacher Oil and Gas Ltd
5.98%, 8/10/2045(g)		450	412		8.50%, 8/1/2019(f)		495		396
GSR Mortgage Loan Trust					Halcon Resources Corp
2.65%, 12/25/2034(g)		928	934		9.75%, 7/15/2020(f)		555		566
Harborview Mortgage Loan Trust					Nabors Industries Inc
0.58%, 6/20/2035(g)		704	605		9.25%, 1/15/2019		245		317
3.00%, 12/19/2035(g)		365	276		Newfield Exploration Co
Indymac Index Mortgage Loan Trust					5.63%, 7/1/2024		1,020		1,107
4.92%, 5/25/2036(g)		323	256		OGX Austria GmbH
JP Morgan Alternative Loan Trust					8.38%, 4/1/2022(f)		700		595
5.27%, 3/25/2036(g)		45	33		8.50%, 6/1/2018(f)		600		533
JP Morgan Chase Commercial Mortgage					Petrobras International Finance Co - Pifco
Securities Corp					5.38%, 1/27/2021		620		690
2.14%, 11/15/2028(c),(f),(g)		1,100	1,112		Petroleos Mexicanos
5.46%, 1/15/2049		250	249		7.65%, 11/24/2021(f)	MXN	6,500		524
Lehman Mortgage Trust					Sinopec Group Overseas Development 2012
5.50%, 2/25/2036		69	67		Ltd
MASTR Adjustable Rate Mortgages Trust					3.90%, 5/17/2022(f)		$475		510
2006-2					TNK-BP Finance SA
2.90%, 4/25/2036(g)		395	320		6.63%, 3/20/2017		500		562
Merrill Lynch/Countrywide Commercial									$6,262
Mortgage Trust
5.86%, 9/12/2049		260	261		Oil & Gas Services - 0.14%
MLCC Mortgage Investors Inc					Basic Energy Services Inc
0.49%, 11/25/2035(g)		113	98		7.75%, 2/15/2019		285		282
0.49%, 11/25/2035(g)		663	568		Global Geophysical Services Inc
2.35%, 5/25/2036(g)		126	121		10.50%, 5/1/2017		410		378
5.09%, 1/25/2037(g)		200	170						$660
Morgan Stanley Mortgage Loan Trust					Other Asset Backed Securities - 0.94%
5.75%, 2/25/2036		330	291		Belle Haven ABS CDO Ltd
6.00%, 8/25/2036(g)		321	257		0.80%, 11/3/2044(f),(g)		152		66
Morgan Stanley Reremic Trust					0.84%, 11/3/2044(f),(g)		207		90
5.98%, 8/15/2045(f),(g)		500	527		Countrywide Asset-Backed Certificates
RALI Trust					0.39%, 6/25/2047(g)		1,200		712
0.49%, 8/25/2037(g)		960	629		0.43%, 6/25/2047(g)		1,600		956
RFMSI Trust					Diamond Resorts Owner Trust
5.75%, 1/25/2036		64	63		9.31%, 3/20/2026(f)		135		142
RMAC Securities PLC					Huntington CDO Ltd
1.14%, 6/12/2044(g)	GBP	667	901		0.71%, 11/5/2040(d),(f),(g)		285		253
Structured Asset Mortgage Investments Inc					JP Morgan Mortgage Acquisition Corp
0.45%, 4/25/2036(g)		$775	492		0.35%, 8/25/2036(g)		507		198
Structured Asset Securities Corp					Merrill Lynch Mortgage Investors Inc
2.60%, 1/25/2032(g)		34	27		0.32%, 9/25/2037(g)		77		16
Thornburg Mortgage Securities Trust					RAMP Trust
1.49%, 6/25/2037(g)		83	74		0.42%, 10/25/2036(g)		153		133
5.75%, 6/25/2037(g)		417	389		Sierra Madre Funding Ltd
WaMu Mortgage Pass Through Certificates					0.62%, 9/7/2039(d),(f),(g)		591		384
0.88%, 1/25/2047(g)		1,052	773		0.64%, 9/7/2039(d),(f),(g)		1,446		938
1.55%, 8/25/2042(g)		24	21		Sierra Receivables Funding Co LLC
2.62%, 7/25/2046(g)		437	367		2.84%, 5/20/2019(f)		132		133
Washington Mutual Alternative Mortgage					Triaxx Prime CDO
Pass-Through Certificates					0.51%, 10/2/2039(f),(g)		221		148
6.00%, 3/25/2036(g)		301	244		0.51%, 10/2/2039(f),(g)		148		117
Wells Fargo Mortgage Backed Securities					0.51%, 10/2/2039(f),(g)		369		287
Trust									$4,573
2.65%, 2/25/2034(g)		173	170
2.69%, 4/25/2035(g)		262	246		Pipelines - 0.09%
5.50%, 11/25/2035		119	126		IFM US Colonial Pipeline 2 LLC
5.50%, 1/25/2036(g)		168	175		6.45%, 5/1/2021(f)		400		447
			$15,745
Office Furnishings - 0.17%					Regional Authority - 0.08%
Steelcase Inc					Province of Ontario Canada
6.38%, 2/15/2021		785	845		2.45%, 6/29/2022		400		409

See accompanying notes.

61

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	CONVERTIBLE BONDS - 7.52%	Amount (000's)		Value	(000	's)
REITS- 0.22%					Aerospace & Defense - 0.10%
BioMed Realty LP					L-3 Communications Holdings Inc
4.25%, 7/15/2022		$755	$788		3.00%, 8/1/2035(b)		$475		$471
ProLogis LP
6.63%, 5/15/2018		250	296		Airlines - 0.06%
			$1,084		Lufthansa Malta Blues LP
Retail - 0.05%					0.75%, 4/5/2017	EUR	200		266
PVH Corp
7.38%, 5/15/2020		220	246		Automobile Manufacturers - 0.04%
					Ford Motor Co
Software - 0.05%					4.25%, 11/15/2016		$150		205
BMC Software Inc
4.25%, 2/15/2022		250	255		Biotechnology - 0.49%
					Exelixis Inc
Sovereign - 2.04%					4.25%, 8/15/2019		200		206
Brazilian Government International Bond					Gilead Sciences Inc
8.50%, 1/5/2024	BRL	900	499		1.63%, 5/1/2016(b)		825		1,164
Bundesobligation					Regeneron Pharmaceuticals Inc
4.00%, 10/11/2013	EUR	100	131		1.88%, 10/1/2016(f)		450		839
Bundesschatzanweisungen					Vertex Pharmaceuticals Inc
1.75%, 6/14/2013		1,900	2,423		3.35%, 10/1/2015		140		176
Canadian Government Bond									$2,385
1.00%, 2/1/2015	CAD	325	328
1.75%, 3/1/2013		1,600	1,628		Coal- 0.06%
					Alpha Natural Resources Inc
3.00%, 12/1/2015		375	401		2.38%, 4/15/2015		100		85
Mexican Bonos
6.00%, 6/18/2015(g)	MXN	93	726		Peabody Energy Corp
7.75%, 12/14/2017(g)		26,000	2,217		4.75%, 12/15/2066		230		194
8.00%, 12/19/2013(g)		5,500	434						$279
8.50%, 12/13/2018(g)		5,000	448		Commercial Services - 0.63%
Russian Foreign Bond - Eurobond					Avis Budget Group Inc
4.50%, 4/4/2022(f)		$400	444		3.50%, 10/1/2014(b)		625		782
Vnesheconombank Via VEB Finance PLC					Hertz Global Holdings Inc
6.03%, 7/5/2022(f)		200	220		5.25%, 6/1/2014(b)		1,250		2,275
			$9,899						$3,057
Telecommunications - 1.18%					Computers - 0.55%
Alcatel-Lucent USA Inc					Cadence Design Systems Inc
6.45%, 3/15/2029		40	26		2.63%, 6/1/2015(b)		350		636
America Movil SAB de CV					EMC Corp/MA
3.13%, 7/16/2022		725	743		1.75%, 12/1/2013		75		125
Brasil Telecom SA					NetApp Inc
9.75%, 9/15/2016(f)	BRL	1,205	620		1.75%, 6/1/2013(b)		1,000		1,181
CenturyLink Inc					SanDisk Corp
7.60%, 9/15/2039		$480	496		1.50%, 8/15/2017(b)		650		720
Clearwire Communications LLC/Clearwire									$2,662
Finance Inc
12.00%, 12/1/2015(f)		720	713		Food- 0.22%
Embarq Corp					Smithfield Foods Inc
					4.00%, 6/30/2013(b)		1,000		1,073
8.00%, 6/1/2036		600	664
Level 3 Communications Inc
8.88%, 6/1/2019(f)		110	112		Home Builders - 0.71%
Telecom Italia Capital SA					DR Horton Inc
6.00%, 9/30/2034		150	123		2.00%, 5/15/2014(b)		1,325		2,029
7.72%, 6/4/2038		425	396		Lennar Corp
Telefonica Emisiones SAU					2.00%, 12/1/2020(b),(f)		550		709
5.13%, 4/27/2020		75	69		2.75%, 12/15/2020(f)		225		360
5.46%, 2/16/2021		135	124		3.25%, 11/15/2021(f)		225		352
5.60%, 3/12/2020	GBP	200	290						$3,450
7.05%, 6/20/2036		$375	347
Telemar Norte Leste SA					Internet - 1.06%
5.50%, 10/23/2020(f)		500	516		Equinix Inc
Virgin Media Finance PLC					4.75%, 6/15/2016(b)		1,325		3,236
5.25%, 2/15/2022		260	272		priceline.com Inc
Virgin Media Secured Finance PLC					1.00%, 3/15/2018(f)		100		105
6.50%, 1/15/2018		225	245		VeriSign Inc
			$5,756		3.25%, 8/15/2037(b)		1,200		1,806
TOTAL BONDS			$93,364						$5,147

See accompanying notes.

62

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS - 0.72%	Amount (000's)	Value (000's)
Investment Companies - 0.11%				California - 0.28%
Ares Capital Corp				Bay Area Toll Authority
5.75%, 2/1/2016(f)	$525	$554		7.04%, 4/1/2050	$500	$738
				State of California
Iron & Steel - 0.21%				7.70%, 11/1/2030	500	611
United States Steel Corp						$1,349
4.00%, 5/15/2014(b)	1,000	1,014		Illinois - 0.13%
				Chicago Transit Authority
Machinery - Diversified - 0.19%				6.90%, 12/1/2040	500	613
Chart Industries Inc
2.00%, 8/1/2018	725	917		New York - 0.26%
				Metropolitan Transportation Authority
Media- 0.32%				7.13%, 11/15/2030	500	592
XM Satellite Radio Inc				New York City Municipal Water Finance
7.00%, 12/1/2014(b),(f)	1,000	1,554		Authority
				5.72%, 6/15/2042	500	678
						$1,270
Mining - 0.30%
Alcoa Inc				Texas- 0.05%
5.25%, 3/15/2014(b)	986	1,442		North Texas Higher Education Authority
				1.56%, 4/1/2040(g)	253	256
Oil & Gas - 0.16%				TOTAL MUNICIPAL BONDS		$3,488
Chesapeake Energy Corp				SENIOR FLOATING RATE INTERESTS -	Principal
2.50%, 5/15/2037	225	201		2.06%	Amount (000's) Value (000's)
2.75%, 11/15/2035	65	61
Petrominerales Ltd				Advertising - 0.06%
3.25%, 6/12/2017	100	90		Visant Corp, Term Loan
Pioneer Natural Resources Co				5.25%, 12/22/2016(g)	$314	$303
2.88%, 1/15/2038(b)	275	442
		$794		Aerospace & Defense - 0.03%
REITS- 1.57%				TASC Inc/VA, Term Loan
Annaly Capital Management Inc				4.50%, 12/18/2015(g)	160	158
5.00%, 5/15/2015(b)	100	101
Boston Properties LP				Automobile Manufacturers - 0.02%
3.63%, 2/15/2014(b),(f)	750	819		Navistar Inc, Term Loan B
DDR Corp				7.00%, 8/16/2017(g)	120	121
1.75%, 11/15/2040(b)	1,000	1,109
Digital Realty Trust LP
5.50%, 4/15/2029(b),(f)	425	775		Automobile Parts & Equipment - 0.05%
Health Care REIT Inc				TI Group Automotive Systems LLC, Term
3.00%, 12/1/2029(b)	925	1,104		Loan
Host Hotels & Resorts LP				6.75%, 3/9/2018(g)	255	247
2.50%, 10/15/2029(b),(f)	1,000	1,284
ProLogis LP				Beverages - 0.01%
3.25%, 3/15/2015(b)	900	1,001
				DS Waters of America Inc, Term Loan
SL Green Operating Partnership LP				10.50%, 8/25/2017(g)	35	36
3.00%, 10/15/2017(b),(f)	1,250	1,444
		$7,637
				Building Materials - 0.08%
Semiconductors - 0.63%				Armstrong World Industries Inc, Term Loan
Intel Corp				B1
3.25%, 8/1/2039	80	104		0.00%, 3/10/2018(g),(h)	285	284
Microchip Technology Inc				CPG International Inc, Term Loan
2.13%, 12/15/2037(b)	1,175	1,554		6.00%, 2/18/2017(g)	109	107
Micron Technology Inc						$391
1.88%, 8/1/2031(f)	130	118
2.38%, 5/1/2032(f)	100	95		Chemicals - 0.26%
Xilinx Inc				Ascend Performance Materials LLC, Term
3.13%, 3/15/2037(b)	1,000	1,212		Loan B
				6.75%, 4/4/2018(g)	130	129
		$3,083
				Kronos Worldwide Inc, Term Loan B
Telecommunications - 0.11%				5.75%, 6/11/2018(g)	255	256
Ciena Corp				Nexeo Solutions LLC, Term Loan
3.75%, 10/15/2018(f)	125	132		0.00%, 9/8/2017(g),(h)	135	131
Virgin Media Inc				PL Propylene LLC, Term Loan B
6.50%, 11/15/2016	250	408		7.00%, 3/27/2017(g)	131	131
		$540		Taminco Global Chemical Corp, Term Loan
TOTAL CONVERTIBLE BONDS		$36,530		5.25%, 5/31/2019(g)	269	270

See accompanying notes.

63

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals (continued)			Mining - 0.06%
Tronox Pigments BV, Delay-Draw Term Loan			Fairmount Minerals Ltd, Term Loan B-NEW
DD			5.25%, 3/15/2017(g)	$289	$286
0.00%, 2/3/2018(g),(h)	$60	$60
Tronox Pigments BV, Term Loan B
0.00%, 2/3/2018(g),(h)	220	220	Oil & Gas - 0.05%
			Chesapeake Energy Corp, Term Loan
Univar Inc, Term Loan B			8.50%, 12/1/2017(g)	265	266
5.00%, 6/30/2017(g)	55	54
		$1,251
			Oil & Gas Services - 0.04%
Coal- 0.13%			Pinnacle Holdco Sarl, Term Loan
Arch Coal Inc, Term Loan			10.50%, 7/24/2020(g)	115	116
5.75%, 5/14/2018(g)	430	429
			Preferred Proppants LLC, Term Loan B
Patriot Coal Corp, DIP Term Loan			0.00%, 12/15/2016(g),(h)	104	99
9.25%, 12/9/2013(g)	206	209
					$215
		$638
			Packaging & Containers - 0.02%
Commercial Services - 0.05%			TricorBraun Inc, Term Loan B
Genpact International Inc, Term Loan B			5.50%, 4/30/2018(g)	85	85
0.00%, 8/17/2019(g),(h)	155	155
On Assignment Inc, Term Loan B
5.00%, 5/1/2019(g)	110	109	Pharmaceuticals - 0.12%
		$264	Grifols Inc, Term Loan B
			4.50%, 6/1/2017(g)	259	259
Computers - 0.07%			Quintiles Transnational Corp, Term Loan B
Kronos Inc/MA, Term Loan C			5.00%, 6/8/2018(g)	124	125
6.25%, 12/21/2017(g)	45	45
			Valeant Pharmaceuticals International Inc,
SRA International Inc, Term Loan			Term Loan B
0.00%, 7/20/2018(g),(h)	285	277	4.75%, 2/14/2019(g)	220	221
		$322			$605
Diversified Financial Services - 0.10%			Pipelines - 0.07%
Springleaf Financial Funding Co, Term Loan			Energy Transfer Equity LP, Term Loan B
NEW			3.75%, 3/21/2017(g)	95	94
5.50%, 5/28/2017(g)	500	483
			NGPL PipeCo LLC, Term Loan B
			6.75%, 5/4/2017(g)	265	265
Electronics - 0.02%					$359
Sensus USA Inc, Term Loan			Retail - 0.07%
8.50%, 5/11/2018(g)	80	79
			Ascena Retail Group Inc, Term Loan B
			4.75%, 6/8/2018(g)	155	156
Healthcare - Services - 0.13%			Party City Holdings Inc, Term Loan B
DaVita Inc, Term Loan B2			5.75%, 7/23/2019(g)	115	116
0.00%, 8/21/2019(g),(h)	100	100	PF Chang's China Bistro Inc, Term Loan B
0.00%, 8/21/2019(g),(h)	235	234	6.25%, 6/22/2019(g)	58	58
Kindred Healthcare Inc, Term Loan					$330
5.25%, 6/1/2018(g)	50	48
MultiPlan Inc, Term Loan B-NEW			Semiconductors - 0.01%
4.75%, 8/26/2017(g)	250	249	NXP BV, Term Loan B
			5.25%, 2/16/2019(g)	50	50
		$631
Insurance - 0.02%			Software - 0.27%
AmWINS Group Inc, Term Loan			Applied Systems Inc, Term Loan
9.45%, 12/7/2019(g)	90	90
			9.50%, 6/8/2017(g)	70	70
			Applied Systems Inc, Term Loan B
Internet - 0.05%			5.50%, 12/1/2016(g)	115	114
Zayo Group LLC, Term Loan B			Blackboard Inc, Term Loan B
7.13%, 6/15/2019(g)	219	222	7.50%, 10/4/2018(g)	264	260
			Epicor Software Corp, Term Loan B
			5.00%, 5/16/2018(g)	139	139
Machinery - Diversified - 0.02%			SS&C Technologies Holdings Europe SARL,
Edwards Cayman Islands II Ltd, Term Loan B-			DELAY-DRAW Term Loan B2-DD
EXT			5.00%, 5/23/2019(g)	42	42
5.50%, 5/31/2016(g)	113	113
			SS&C Technologies Inc, DELAY-DRAW
			Term Loan B1-DD
Media- 0.07%			5.00%, 5/23/2019(g)	408	408
Cequel Communications LLC, Term Loan B			TriZetto Group Inc/The, Term Loan B
4.00%, 2/10/2019(g)	125	125	4.75%, 5/2/2018(g)	275	269
Truven Health Analytics Inc, Term Loan B					$1,302
6.75%, 5/25/2018(g)	190	191
		$316

See accompanying notes.

64

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal					Maturity
(continued)	Amount (000's)	Value(000	's)		REPURCHASE AGREEMENTS - 0.43%	Amount (000's)		Value (000's)
Telecommunications - 0.18%				Banks	- 0.43%
Level 3 Financing Inc, Term Loan B					Investment in Joint Trading Account; Credit		$523	$523
5.25%, 10/31/2018(g)	$160	$160			Suisse Repurchase Agreement; 0.17%
Level 3 Financing Inc, Term Loan B3					dated 8/31/2012 maturing 9/4/2012
5.75%, 10/31/2018(g)	140	140			(collateralized by US Government
MetroPCS Wireless Inc, Term Loan B3					Securities; $533,556; 0.00% - 11.25%;
4.00%, 3/19/2018(g)	124	124			dated 02/15/15 - 08/15/40)
West Corp, Term Loan B6					Investment in Joint Trading Account; Deutsche		614	615
0.00%, 6/2/2018(g),(h)	155	156			Bank Repurchase Agreement; 0.20% dated
Windstream Corp, Term Loan B3					8/31/2012 maturing 9/4/2012
4.00%, 8/3/2019(g)	275	275			(collateralized by US Government
		$855			Securities; $626,349; 0.13% - 8.95%; dated
TOTAL SENIOR FLOATING RATE INTERESTS		$10,018			09/05/12 - 07/15/36)
U.S. GOVERNMENT & GOVERNMENT	Principal				Investment in Joint Trading Account; JP		478	477
AGENCY OBLIGATIONS - 14.55%	Amount (000's)	Value(000	's)		Morgan Repurchase Agreement; 0.17%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.37%					dated 8/31/2012 maturing 9/4/2012
					(collateralized by US Government
4.50%, 5/1/2039	$830	$894			Securities; $487,160; 0.00% - 8.63%; dated
4.50%, 11/1/2039	859	924			09/13/12 - 02/15/35)
		$1,818			Investment in Joint Trading Account; Merrill		476	476
					Lynch Repurchase Agreement; 0.18%
Federal National Mortgage Association (FNMA) - 7.21%					dated 8/31/2012 maturing 9/4/2012
3.00%, 10/1/2026(i)	2,000	2,107			(collateralized by US Government
3.00%, 8/1/2042	15,000	15,572			Securities; $485,366; 0.22% - 5.50%; dated
3.50%, 11/1/2025	1,633	1,737			09/14/12 - 07/15/36)
3.50%, 2/1/2026	543	578						$2,091
3.50%, 4/1/2026	829	882			TOTAL REPURCHASE AGREEMENTS			$2,091
3.50%, 9/1/2026	317	337				Principal
3.50%, 11/1/2041	4,874	5,171			COMMERCIAL PAPER - 0.17%	Amount (000's)		Value (000's)
3.50%, 12/1/2041	938	995
4.00%, 5/1/2026	1,468	1,572			Sovereign - 0.17%
4.00%, 12/1/2039	1,620	1,737			Canadian Treasury Bill
4.50%, 6/1/2041	3,000	3,261			0.96%, 12/20/2012	CAD	825	834
5.00%, 6/1/2037	112	123
5.00%, 5/1/2039	490	542			TOTAL COMMERCIAL PAPER			$834
5.00%, 6/1/2041	391	429			TOTAL PURCHASED OPTIONS - 0.72%			$3,487
		$35,043			TOTAL PURCHASED FORWARD VOLATILITY
					AGREEMENTS - 0.04%			$195
U.S. Treasury - 2.65%					TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS -
1.00%, 6/30/2019	200	200			0.00%			$6
1.38%, 11/30/2018	600	619
1.38%, 2/28/2019	500	515			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
1.50%, 7/31/2016	800	833			0.00%			$16
2.00%, 11/15/2021	5,500	5,768			Total Investments			$478,074
2.13%, 8/15/2021	500	531			Other Assets in Excess of Liabilities, Net - 1.63%			$7,941
3.25%, 7/31/2016	800	888			TOTAL NET ASSETS - 100.00%			$486,015
3.50%, 2/15/2039	1,700	2,004
3.63%, 2/15/2020	1,000	1,183			(a) Non-Income Producing Security
7.50%, 11/15/2024(j)	200	326
					(b)			Security or a portion of the security was pledged as collateral for short
		$12,867			sales. At the end of the period, the value of these securities totaled $80,611
U.S. Treasury Bill - 2.62%					or 16.59% of net assets.
0.15%, 9/20/2012(k),(l)	12,750	12,750			(c) Security is Illiquid
					(d)			Market value is determined in accordance with procedures established in
					good faith by the Board of Directors. At the end of the period, the value of
U.S. Treasury Inflation-Indexed Obligations - 1.70%					these securities totaled $1,972 or 0.41% of net assets.
0.13%, 1/15/2022	2,535	2,739			(e)			Security or a portion of the security was pledged to cover margin
0.63%, 7/15/2021(j),(l)	4,378	4,955
					requirements for options contracts. At the end of the period, the value of
0.75%, 2/15/2042	508	554			these securities totaled $3,909 or 0.80% of net assets.
		$8,248			(f)			Security exempt from registration under Rule 144A of the Securities Act of
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					1933. These securities may be resold in transactions exempt from
OBLIGATIONS		$70,726			registration, normally to qualified institutional buyers. Unless otherwise
					indicated, these securities are not considered illiquid. At the end of the
					period, the value of these securities totaled $35,303 or 7.26% of net
					assets.
					(g)	Variable Rate. Rate shown is in effect at August 31, 2012.
					(h)			This Senior Floating Rate Note will settle after August 31, 2012, at which
					time the interest rate will be determined.
					(i)			Security was purchased in a "to-be-announced" ("TBA") transaction. See
					Notes to Financial Statements for additional information.

See accompanying notes.

65

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $640 or 0.13% of net assets.
(k)	Rate shown is the discount rate of the original purchase.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $718 or 0.15% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		13 .72%
Consumer, Non-cyclical		12 .80%
Mortgage Securities		10 .82%
Consumer, Cyclical		10 .73%
Government		9.26%
Communications		8.76%
Industrial		8.56%
Technology		7.09%
Energy		6.51%
Basic Materials		4.25%
Utilities		2.45%
Asset Backed Securities		1.64%
Purchased Options		0.72%
Revenue Bonds		0.59%
Diversified		0.30%
General Obligation Unltd		0.13%
Purchased Forward Volatility Agreements		0.04%
Purchased Credit Default Swaptions		0.00%
Purchased Interest Rate Swaptions		0.00%
Investments Sold Short		(36.58)%
Other Assets in Excess of Liabilities, Net		38 .21%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
		(Pay)/					Upfront	Unrealized
		Receive	Expiration	Notional		Market	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Value	Paid/(Received)	(Depreciation)
Bank of America NA	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	9/20/2017		$100	$1	$1	$—
Bank of America NA	Costco Wholesale; 5.50%; 03/15/2017	(1.00)%	3/20/2017		200	(6)	(5)	(1)
Bank of America NA	DJ ITRAXX16EU2	(1.00)%	12/20/2016	EUR	200	5	4	1
Bank of America NA	iTraxx Japan 16 5 Year	(1.00)%	12/20/2016	JPY	10,000	4	4	—
Bank of America NA	Limited Brands; 6.90%; 07/15/2017	(1.00)%	3/20/2017		$200	8	9	(1)
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	3/20/2017		700	6	4	2
	07/15/2017
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	1	—	1
	07/15/2017
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	6/20/2017		200	—	(2)	2
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	3/20/2017		400	—	(1)	1
	11/10/2015
Bank of America NA	Standard Chartered Bank SNR SE	(1.00)%	6/20/2017	EUR	100	2	3	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		$200	(5)	(5)	—
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	9/20/2017		200	(6)	(6)	—
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	6/20/2017		100	(3)	(3)	—
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		300	(9)	(6)	(3)
Bank of America NA	Wal-Mart Stores; 5.88%; 04/05/2027	(1.00)%	6/20/2017		200	(6)	(6)	—
Barclays Bank PLC	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	6	10	(4)
Citigroup Inc	Poland Government International Bond;	(1.00)%	9/20/2017		$2,600	65	72	(7)
	5.25%; 01/15/2014
Citigroup Inc	Republic of Nicaragua Ministry of	(0.25)%	9/20/2017		1,000	18	37	(19)
	Finance & Public Credit; 5%;
	02/01/2014
Credit Suisse	CDX.HY.18.5Y	(5.00)%	6/20/2017		1,089	19	47	(28)
Credit Suisse	CDX.HY.18.5Y	(5.00)%	6/20/2017		1,089	19	47	(28)
Credit Suisse	CDX.HY.18.5Y	(5.00)%	6/20/2017		495	9	20	(11)
Credit Suisse	Dillard's Inc; 7.13%; 08/01/2018	(5.00)%	9/20/2017		400	(43)	(38)	(5)
Credit Suisse	Dillard's Inc; 7.13%; 08/01/2018	(5.00)%	9/20/2017		600	(64)	(54)	(10)
Credit Suisse	Gannett Co Inc; 8.75%; 11/15/2014	(5.00)%	9/20/2017		1,100	(125)	(108)	(17)
Credit Suisse	Lockheed Martin Corp; 7.65%;	(1.00)%	9/20/2017		100	(2)	(2)	—
	05/01/2016

See accompanying notes.

66

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Credit Default Swaps (continued)

Buy Protection (continued)
		(Pay)/						Upfront		Unrealized
		Receive	Expiration	Notional		Market		Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Value		Paid/(Received)		(Depreciation)
Credit Suisse	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		$100	$(3	) $	(3	) $	—
Credit Suisse	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	9/20/2017		575	5		14		(9)
Credit Suisse	Tesoro Corp; 6.5%; 06/01/2017	(5.00)%	9/20/2017		550	(70)		(69)		(1)
Credit Suisse	Tesoro Corp; 6.5%; 06/01/2017	(5.00)%	9/20/2017		575	(73)		(61)		(12)
Credit Suisse	Turkey Government International	(1.00)%	9/20/2017		1,000	38		69		(31)
	Bond;11.875%; 01/15/2030
Credit Suisse	Westpac Banking Corp; 4.25%;	(1.00)%	9/20/2017		660	17		17		—
	09/22/2016
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;	(1.00)%	3/20/2017		100	2		—		2
	06/01/2018
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	3/20/2017	EUR	200	11		8		3
Deutsche Bank AG	Boston Scientific Corp; 6.4%;	(1.00)%	9/20/2017		$1,100	7		17		(10)
	06/15/2016
Deutsche Bank AG	Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		725	(30)		(30)		—
	5.75%; 03/15/2018
Deutsche Bank AG	DJ ITRAXX17EU2	(1.00)%	6/20/2017	EUR	9,800	273		140		133
Deutsche Bank AG	DJ ITRAXX17SEN2	(1.00)%	6/20/2017		300	24		14		10
Deutsche Bank AG	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	6/20/2017		$100	(3)		(3)		—
Deutsche Bank AG	Honeywell International; 5.70%;	(1.00)%	9/20/2017		100	(3)		(3)		—
	03/15/2036
Deutsche Bank AG	Northrop Grumman Corp; 7.75%;	(1.00)%	9/20/2017		100	(3)		(3)		—
	02/15/2031
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	3/20/2017		100	—		—		—
Goldman Sachs & Co	Cox Communications Inc; 6.80%;	(1.00)%	9/20/2017		100	(2)		(2)		—
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(3)		(2)		(1)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	1		—		1
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;	(1.00)%	9/20/2017		100	—		1		(1)
	11/10/2015
Goldman Sachs & Co	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		100	(3)		(3)		—
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;	(1.00)%	9/20/2017		100	(1)		—		(1)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012	(1.00)%	9/20/2017		100	—		(1)		1
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	6		10		(4)
JP Morgan Chase	DJ ITRAXX16SEN2	(1.00)%	12/20/2016		200	15		10		5
JP Morgan Chase	Lockheed Martin Corp; 7.65%;	(1.00)%	6/20/2017		$100	(2)		(2)		—
	05/01/2016
JP Morgan Chase	Northrop Grumman Corp; 7.75%;	(1.00)%	6/20/2017		100	(3)		(3)		—
	02/15/2031
JP Morgan Chase	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	6/20/2017		100	(3)		(3)		—
Merrill Lynch (BOA)		(5.00)%	6/20/2017	EUR	800	35		77		(42)
Merrill Lynch (BOA)	Bank of Scotland PLC; 0.50%;	(1.00)%	6/20/2017		600	17		29		(12)
	05/10/2013
Merrill Lynch (BOA)	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	6/20/2017		$1,000	3		23		(20)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		1,089	19		42		(23)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		990	17		58		(41)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		693	12		41		(29)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		990	17		63		(46)
Merrill Lynch (BOA)	CDX.HY.18.5Y	(5.00)%	6/20/2017		891	15		59		(44)
Merrill Lynch (BOA)	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	3/20/2017		1,100	9		—		9
	07/15/2017
Merrill Lynch (BOA)	New York Times Co/The; 5.00%;	(1.00)%	6/20/2017		650	45		53		(8)
	03/15/2015
Merrill Lynch (BOA)	Republic of South Africa; 6.50%;	(1.00)%	6/20/2017		2,000	43		86		(43)
	06/02/2014
Merrill Lynch (BOA)	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	6/20/2015		300	(17)		11		(28)
Merrill Lynch (BOA)	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	3/20/2015		150	(8)		7		(15)
Merrill Lynch (BOA)	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	6/20/2015		400	(22)		28		(50)
Merrill Lynch (BOA)	Stanley Black & Decker Inc; 4.9%;	(1.00)%	9/20/2017		1,000	(7)		(8)		1
	11/01/2012
Merrill Lynch (BOA)	Textron Financial Corp; 5.125%;	(1.00)%	3/20/2017		700	(18)		(20)		2
	08/15/2014
Merrill Lynch (BOA)	Turkey Government International	(1.00)%	3/20/2017		500	15		31		(16)
	Bond;11.875%; 01/15/2030
Merrill Lynch (BOA)	Turkey Government International	(1.00)%	3/20/2017		500	15		26		(11)
	Bond;11.875%; 01/15/2030
Merrill Lynch (BOA)	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	9/20/2017		1,150	12		15		(3)

See accompanying notes.

67

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Credit Default Swaps (continued)

Buy Protection (continued)
			(Pay)/							Upfront	Unrealized
			Receive	Expiration	Notional		Market			Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity		Fixed Rate	Date	Amount		Value			Paid/(Received)	(Depreciation)
UBS AG	DJ ITRAXX9EU 10YR TRANCHE		(0.25)%	6/20/2018	EUR	1,800	$48	$		13	$35
	22-100
UBS AG	Marriott International Inc; 5.81%;		(1.00)%	3/20/2017		$100	—			(1)	1
	11/10/2015
UBS AG	National Australia Bank; 3.50%;		(1.00)%	9/20/2017		1,200	32			39	(7)
	01/23/2015
UBS AG	Turkey Government International		(1.00)%	6/20/2017		800	27			52	(25)
	Bond;11.875%; 01/15/2030
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029		(1.00)%	9/20/2017		100	(3)			(3)	—
Total							$397	$		855	$(458)

Sell Protection
		Implied
		Credit Spread	(Pay)/							Upfront	Unrealized
		as of August	Receive	Expiration	Notional		Market			Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2012(c)	Fixed Rate	Date	Amount (a)		Value (b)			Paid/(Received)	(Depreciation)
Bank of America NA	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		$376	$(7)			$(9)	$2
Bank of America NA	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(3)			(4)	1
Bank of America NA	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		119	(2)			(4)	2
Barclays Bank PLC	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		495	(8)			(21)	13
Citigroup Inc	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(3)			(4)	1
Credit Suisse	Alcatel-Lucent USA Inc;	12.71%	5.00%	6/20/2017		550	(134)			(114)	(20)
	6.5%; 01/15/2028
Credit Suisse	Avon Products Inc; 6.5%;	5.97%	5.00%	9/20/2017		275	(11)			(11)	—
	03/01/2019
Credit Suisse	Avon Products Inc; 6.5%;	5.97%	5.00%	9/20/2017		275	(11)			(11)	—
	03/01/2019
Credit Suisse	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		125	(7)			(6)	(1)
	6.625%; 08/15/2020
Credit Suisse	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		175	(9)			(23)	14
	6.625%; 08/15/2020
Credit Suisse	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		250	(13)			(16)	3
	6.625%; 08/15/2020
Credit Suisse	MGM Resorts	7.29%	5.00%	9/20/2017		550	(51)			(70)	19
	International; 7.625%;
	01/15/2017
Credit Suisse	Nokia OYJ; 6.75%;	8.96%	5.00%	9/20/2017	EUR	425	(78)			(107)	29
	02/04/2019
Deutsche Bank AG	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		$198	(3)			(3)	—
Deutsche Bank AG	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		990	(17)			(42)	25
Merrill Lynch (BOA)	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		300	(16)			(14)	(2)
	6.625%; 08/15/2020
Merrill Lynch (BOA)	Chesapeake Energy Corp;	6.40%	5.00%	6/20/2017		100	(5)			(7)	2
	6.625%; 08/15/2020
Merrill Lynch (BOA)	MGM Resorts	6.92%	5.00%	3/20/2017		200	(15)			(12)	(3)
	International; 7.625%;
	01/15/2017
Morgan Stanley & Co	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		99	(1)			(3)	2
Morgan Stanley & Co	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(4)			(9)	5
Morgan Stanley & Co	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(3)			(3)	—
Royal Bank of Scotland PLC	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		198	(3)			(6)	3
Royal Bank of Scotland PLC	CDX.NA.HY.18.5Y	N/A	5.00%	6/20/2017		495	(9)			(22)	13
UBS AG	MGM Resorts	7.11%	5.00%	6/20/2017		425	(35)			(42)	7
	International; 7.625%;
	01/15/2017
Total							$(448		) $	(563)	$115

All dollar amounts are shown in thousands (000's)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap asof the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or ris of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

68

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Credit Default Swaps (continued)
(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/
		Receive	Expiration		Market	Unrealized Appreciation/
	Reference Entity	Fixed Rate	Date	Notional Amount	Value	(Depreciation)
	CDX.HY.17.5Y	(5.00)%	12/20/2016	$480	$2	$(27)
	CDX.HY.18.5Y	(5.00)%	06/20/2017	297	6	(16)
	CDX.IG.17.5Y	(1.00)%	12/20/2016	200	—	—
	CDX.IG.18.5Y	(1.00)%	06/20/2017	200	—	1
Total					$8	$(42)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Royal Bank of Scotland PLC	9/19/2012	10,850,000	$11,093	$11,194	$101
Australian Dollar	Royal Bank of Scotland PLC	12/19/2012	199,000	204	204	—
Brazilian Real	Barclays Bank PLC	12/4/2012	1,446,620	701	704	3
Brazilian Real	Credit Suisse	9/13/2012	1,420,000	698	699	1
Brazilian Real	Credit Suisse	11/5/2012	2,550,000	1,266	1,245	(21)
Brazilian Real	Royal Bank of Scotland PLC	9/19/2012	420,000	207	206	(1)
Brazilian Real	UBS AG	10/2/2012	1,006,939	496	494	(2)
Brazilian Real	UBS AG	11/5/2012	355,333	179	174	(5)
British Pound	Credit Suisse	9/4/2012	200,000	317	318	1
British Pound	Royal Bank of Scotland PLC	9/19/2012	3,856,000	6,015	6,122	107
British Pound	Royal Bank of Scotland PLC	12/19/2012	190,000	301	302	1
Canadian Dollar	Royal Bank of Scotland PLC	9/14/2012	129,501	130	131	1
Canadian Dollar	Royal Bank of Scotland PLC	9/19/2012	9,665,000	9,568	9,803	235
Canadian Dollar	Royal Bank of Scotland PLC	12/19/2012	47,000	48	48	—
Chilean Peso	Royal Bank of Scotland PLC	9/20/2012	60,000,000	125	125	—
Chinese Renminbi	Barclays Bank PLC	2/1/2013	31,054,192	4,925	4,843	(82)
Colombian Peso	Royal Bank of Scotland PLC	9/19/2012	110,000,000	61	60	(1)
Czech Republic Koruna	Royal Bank of Scotland PLC	9/19/2012	6,200,000	306	314	8
Czech Republic Koruna	Royal Bank of Scotland PLC	12/19/2012	700,000	35	35	—
Danish Krone	Royal Bank of Scotland PLC	9/19/2012	2,351,000	399	397	(2)
Euro	Barclays Bank PLC	10/15/2012	81,000	99	102	3
Euro	Credit Suisse	9/20/2012	1,835,000	2,267	2,308	41
Euro	Credit Suisse	10/15/2012	58,000	71	73	2
Euro	Deutsche Bank AG	10/15/2012	157,000	194	198	4
Euro	JP Morgan Securities	10/15/2012	39,000	48	49	1
Euro	Royal Bank of Scotland PLC	9/19/2012	11,904,169	14,769	14,974	205
Euro	Royal Bank of Scotland PLC	12/19/2012	271,000	339	341	2
Hong Kong Dollar	JP Morgan Securities	11/6/2012	4,517	1	1	—
Hungary Forint	Royal Bank of Scotland PLC	9/19/2012	559,000,000	2,318	2,471	153
Indian Rupee	Royal Bank of Scotland PLC	9/20/2012	58,000,000	1,036	1,040	4
Indonesia Rupiah	Royal Bank of Scotland PLC	9/19/2012	14,985,000	2	2	—
Israeli Shekel	Royal Bank of Scotland PLC	9/19/2012	890,000	222	222	—
Japanese Yen	Credit Suisse	9/20/2012	180,578,577	2,298	2,307	9
Japanese Yen	JP Morgan Securities	9/10/2012	45,907,000	580	586	6
Japanese Yen	Royal Bank of Scotland PLC	9/19/2012	553,115,000	7,034	7,066	32
Japanese Yen	UBS AG	9/10/2012	168,754,000	2,143	2,156	13
Malaysian Ringgit	Royal Bank of Scotland PLC	9/19/2012	1,940,000	620	620	—
Malaysian Ringgit	Royal Bank of Scotland PLC	12/19/2012	50,000	16	16	—
Mexican Peso	Credit Suisse	9/6/2012	33,400,000	2,540	2,529	(11)
Mexican Peso	JP Morgan Securities	12/3/2012	13,137,737	963	987	24
Mexican Peso	Royal Bank of Scotland PLC	9/19/2012	33,413,000	2,503	2,527	24
New Zealand Dollar	Royal Bank of Scotland PLC	9/19/2012	8,671,000	6,905	6,959	54
Norwegian Krone	Royal Bank of Scotland PLC	9/19/2012	73,566,000	12,240	12,690	450
Norwegian Krone	Royal Bank of Scotland PLC	12/19/2012	467,000	80	80	—

See accompanying notes.

69

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Philippine Peso	Royal Bank of Scotland PLC	9/19/2012	77,800,000	$1,847	$1,849	$2
Polish Zloty	Royal Bank of Scotland PLC	9/19/2012	8,581,000	2,500	2,585	85
Russian Ruble	Credit Suisse	9/7/2012	37,000,000	1,162	1,147	(15)
Russian Ruble	Royal Bank of Scotland PLC	9/19/2012	62,865,000	1,961	1,946	(15)
Russian Ruble	Royal Bank of Scotland PLC	12/19/2012	100,000	3	3	—
Singapore Dollar	Royal Bank of Scotland PLC	9/19/2012	2,240,000	1,783	1,797	14
South African Rand	Royal Bank of Scotland PLC	9/19/2012	3,200,000	389	380	(9)
South Korean Won	Royal Bank of Scotland PLC	9/19/2012	4,940,922,000	4,244	4,354	110
Swedish Krona	Royal Bank of Scotland PLC	9/19/2012	53,565,000	7,674	8,086	412
Swiss Franc	Royal Bank of Scotland PLC	9/19/2012	2,092,000	2,180	2,192	12
Taiwan New Dollar	Barclays Bank PLC	11/30/2012	22,603,535	767	755	(12)
Taiwan New Dollar	Royal Bank of Scotland PLC	9/19/2012	69,061,000	2,305	2,307	2
Turkish Lira	Royal Bank of Scotland PLC	9/19/2012	9,943,000	5,369	5,455	86
Total						$2,032

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Bank of America NA	10/11/2012	2,431,000	$2,507	$2,502	$5
Australian Dollar	Royal Bank of Scotland PLC	9/19/2012	8,260,000	8,286	8,522	(236)
Brazilian Real	Credit Suisse	11/5/2012	2,550,000	1,216	1,245	(29)
Brazilian Real	Royal Bank of Scotland PLC	9/19/2012	7,406,000	3,580	3,640	(60)
British Pound	BNP Paribas	9/12/2012	633,000	979	1,005	(26)
British Pound	Credit Suisse	9/4/2012	200,000	311	318	(7)
British Pound	Credit Suisse	12/4/2012	200,000	316	317	(1)
British Pound	Royal Bank of Scotland PLC	9/19/2012	4,046,000	6,304	6,424	(120)
British Pound	Royal Bank of Scotland PLC	12/19/2012	48,000	76	76	—
British Pound	UBS AG	9/12/2012	533,000	825	846	(21)
Canadian Dollar	Credit Suisse	9/20/2012	1,025,000	1,039	1,040	(1)
Canadian Dollar	Royal Bank of Scotland PLC	9/14/2012	373,051	369	378	(9)
Canadian Dollar	Royal Bank of Scotland PLC	9/19/2012	3,277,000	3,162	3,324	(162)
Canadian Dollar	Royal Bank of Scotland PLC	10/5/2012	182,138	180	185	(5)
Canadian Dollar	Royal Bank of Scotland PLC	11/30/2012	151,904	152	154	(2)
Canadian Dollar	Royal Bank of Scotland PLC	12/7/2012	13,845	14	14	—
Canadian Dollar	Royal Bank of Scotland PLC	12/19/2012	2,000	2	2	—
Canadian Dollar	Royal Bank of Scotland PLC	2/7/2013	114,150	114	115	(1)
Chilean Peso	Royal Bank of Scotland PLC	9/20/2012	37,816,000	75	79	(4)
Colombian Peso	Credit Suisse	10/29/2012	430,000,000	236	234	2
Colombian Peso	Credit Suisse	11/2/2012	1,860,000,000	1,023	1,011	12
Colombian Peso	Credit Suisse	11/6/2012	1,850,000,000	1,022	1,005	17
Czech Republic Koruna	Royal Bank of Scotland PLC	9/19/2012	30,200,000	1,494	1,529	(35)
Danish Krone	Royal Bank of Scotland PLC	9/19/2012	3,586,000	603	606	(3)
Euro	Credit Suisse	9/7/2012	130,000	162	163	(1)
Euro	Credit Suisse	9/10/2012	654,000	813	823	(10)
Euro	Credit Suisse	9/20/2012	2,382,000	2,974	2,996	(22)
Euro	Credit Suisse	9/27/2012	207,000	259	260	(1)
Euro	Deutsche Bank AG	10/15/2012	166,000	208	209	(1)
Euro	JP Morgan Securities	10/11/2012	108,000	131	136	(5)
Euro	JP Morgan Securities	10/15/2012	112,000	137	141	(4)
Euro	Royal Bank of Scotland PLC	9/19/2012	24,523,014	30,628	30,847	(219)
Euro	Royal Bank of Scotland PLC	11/30/2012	146,875	185	185	—
Euro	Royal Bank of Scotland PLC	12/19/2012	88,000	111	111	—
Euro	Royal Bank of Scotland PLC	4/5/2013	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/7/2014	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/7/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/5/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/5/2017	1,500	2	2	—
Euro	UBS AG	10/15/2012	2,215,000	2,728	2,787	(59)
Euro	UBS AG	6/14/2013	1,900,000	2,406	2,395	11
Hong Kong Dollar	Royal Bank of Scotland PLC	9/19/2012	4,494,000	578	579	(1)
Hungary Forint	JP Morgan Securities	11/14/2012	135,330,228	597	594	3
Hungary Forint	Royal Bank of Scotland PLC	9/19/2012	52,000,000	231	230	1
Indian Rupee	JP Morgan Securities	10/3/2012	875,570	16	16	—
Indian Rupee	Royal Bank of Scotland PLC	9/20/2012	210,018,000	3,719	3,764	(45)
Indian Rupee	Royal Bank of Scotland PLC	12/19/2012	6,000,000	106	106	—
Indonesia Rupiah	Royal Bank of Scotland PLC	9/19/2012	4,276,156,000	449	448	1
Israeli Shekel	Royal Bank of Scotland PLC	9/19/2012	14,110,000	3,608	3,515	93
Japanese Yen	Credit Suisse	9/20/2012	179,793,300	2,268	2,297	(29)
Japanese Yen	Deutsche Bank AG	9/10/2012	222,726,000	2,847	2,845	2
Japanese Yen	Royal Bank of Scotland PLC	9/19/2012	1,349,046,000	17,060	17,234	(174)
Japanese Yen	Royal Bank of Scotland PLC	12/19/2012	14,940,000	190	191	(1)

See accompanying notes.

70

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Malaysian Ringgit	Royal Bank of Scotland PLC	9/19/2012	1,965,000	$617	$628	$(11)
Malaysian Ringgit	UBS AG	10/16/2012	3,388	1	1	—
Mexican Peso	Barclays Bank PLC	9/27/2012	1,027,198	79	78	1
Mexican Peso	Credit Suisse	9/6/2012	45,700,000	3,448	3,461	(13)
Mexican Peso	JP Morgan Securities	9/27/2012	1,053,851	81	80	1
Mexican Peso	Royal Bank of Scotland PLC	9/19/2012	3,900,000	284	295	(11)
Mexican Peso	UBS AG	9/27/2012	4,162,160	320	315	5
New Zealand Dollar	Royal Bank of Scotland PLC	9/19/2012	4,424,000	3,449	3,550	(101)
New Zealand Dollar	Royal Bank of Scotland PLC	12/19/2012	324,000	257	258	(1)
Norwegian Krone	Royal Bank of Scotland PLC	9/19/2012	27,264,000	4,495	4,703	(208)
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	9/19/2012	43,000	16	16	—
Philippine Peso	Royal Bank of Scotland PLC	9/19/2012	125,600,000	2,910	2,984	(74)
Polish Zloty	Royal Bank of Scotland PLC	9/19/2012	245,000	74	74	—
Polish Zloty	Royal Bank of Scotland PLC	12/19/2012	130,000	39	39	—
Russian Ruble	Royal Bank of Scotland PLC	9/19/2012	34,909,000	1,050	1,081	(31)
Singapore Dollar	Royal Bank of Scotland PLC	9/19/2012	4,760,000	3,750	3,819	(69)
Singapore Dollar	Royal Bank of Scotland PLC	12/19/2012	30,000	24	24	—
South African Rand	Royal Bank of Scotland PLC	9/19/2012	28,694,000	3,407	3,410	(3)
South African Rand	Royal Bank of Scotland PLC	12/19/2012	800,000	94	94	—
South Korean Won	Barclays Bank PLC	9/28/2012	8,024,300	7	7	—
South Korean Won	Royal Bank of Scotland PLC	9/19/2012	560,708,000	485	494	(9)
Swedish Krona	Royal Bank of Scotland PLC	9/19/2012	15,660,000	2,233	2,364	(131)
Swiss Franc	Credit Suisse	11/9/2012	105,000	109	110	(1)
Swiss Franc	Royal Bank of Scotland PLC	9/19/2012	7,476,000	7,780	7,834	(54)
Taiwan New Dollar	Royal Bank of Scotland PLC	9/19/2012	84,619,000	2,829	2,826	3
Taiwan New Dollar	UBS AG	11/30/2012	22,466,640	754	751	3
Thailand Baht	Royal Bank of Scotland PLC	9/19/2012	3,159,000	100	101	(1)
Turkish Lira	Barclays Bank PLC	10/24/2012	1,273,318	700	695	5
Turkish Lira	Royal Bank of Scotland PLC	9/19/2012	1,721,000	941	944	(3)
Turkish Lira	Royal Bank of Scotland PLC	12/19/2012	10,000	5	5	—
Total						$(1,850)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

71

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
88 day Eurodollar; June 2013	Long	10	$2,490	$2,491	$1
89 day Eurodollar; June 2014	Long	12	2,982	2,986	4
90 day Eurodollar; December 2012	Short	15	3,736	3,737	(1)
90 day Eurodollar; December 2013	Long	8	1,990	1,992	2
90 day Eurodollar; March 2013	Short	18	4,475	4,484	(9)
90 day Eurodollar; March 2014	Long	9	2,237	2,240	3
90 day Eurodollar; September 2013	Long	9	2,240	2,241	1
90 day Sterling; December 2012	Long	27	5,327	5,330	3
90 day Sterling; December 2013	Long	17	3,351	3,356	5
90 day Sterling; June 2013	Long	15	2,959	2,962	3
90 day Sterling; June 2014	Long	19	3,741	3,748	7
90 day Sterling; March 2013	Long	12	2,367	2,369	2
90 day Sterling; March 2014	Long	17	3,348	3,355	7
90 day Sterling; September 2013	Long	16	3,156	3,159	3
AEX Index; September 2012	Long	7	587	580	(7)
Australia 10 Year Bond; September 2012	Long	35	4,562	4,546	(16)
Australia 3 Year Bond; September 2012	Long	1	115	114	(1)
CAC40 Index; September 2012	Long	19	822	814	(8)
Canadian Bank Acceptance; December 2012	Short	81	20,292	20,265	27
Canadian Bank Acceptance; March 2013	Short	45	11,274	11,255	19
CBOE-VIX; September 2012	Long	6	110	114	4
DAX Index; September 2012	Long	1	212	219	7
DJ Euro Stoxx 50; September 2012	Long	86	2,437	2,635	198
DJIA Emini; September 2012	Long	8	519	523	4
eMini NASDAQ 100; September 2012	Long	8	428	443	15
Euribor; December 2012	Long	112	35,045	35,141	96
Euribor; December 2013	Long	16	5,003	5,017	14
Euribor; June 2013	Long	18	5,633	5,647	14
Euribor; June 2014	Long	14	4,373	4,384	11
Euribor; March 2013	Long	92	28,788	28,864	76
Euribor; March 2014	Long	15	4,685	4,701	16
Euribor; September 2013	Long	17	5,318	5,333	15
Euro Bund 10 Year Bund; September 2012	Short	105	19,122	19,021	101
Euro Swiss; December 2012	Short	7	1,834	1,834	—
Euro Swiss; March 2013	Short	3	786	786	—
EURO-OAT; December 2012	Short	10	1,683	1,682	1
EURO-OAT; September 2012	Short	14	2,359	2,362	(3)
FTSE MIB Index; September 2012	Short	1	84	95	(11)
FTSE100 Index; September 2012	Long	56	4,883	5,067	184
Hang Seng Index; September 2012	Long	2	254	250	(4)
HSCEI China Index; September 2012	Short	11	670	654	16
IBEX 35 Index; September 2012	Long	1	92	93	1
Japan Mini 10 Year Bond; September 2012	Short	13	2,386	2,391	(5)
KOSPI 200 Index; September 2012	Long	17	1,899	1,874	(25)
MSCI Singapore Index; September 2012	Long	11	615	613	(2)
MSCI Taiwan Index; September 2012	Short	47	1,232	1,229	3
Russell 2000 Mini; September 2012	Long	34	2,911	2,757	(154)
S&P 500 Emini; September 2012	Short	1,005	66,945	70,606	(3,661)
S&P Mid 400 Emini; September 2012	Short	47	4,116	4,563	(447)
S&P/TSE 60 Index; September 2012	Long	2	275	277	2
SGX CNX Nifty Index; September 2012	Short	168	1,818	1,776	42
South Africa All Share; September 2012	Long	61	2,200	2,257	57
SPI 200 Index; September 2012	Short	40	4,296	4,451	(155)
TOPIX Index; September 2012	Short	18	1,703	1,670	33
US 10 Year Note; December 2012	Short	32	4,249	4,279	(30)
US 2 Year Note; December 2012	Short	16	3,524	3,529	(5)

See accompanying notes.

72

			Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Futures Contracts (continued)

										Unrealized
Type		Long/Short		Contracts	Notional Value		Market Value			Appreciation/(Depreciation)
US Long Bond; December 2012			Short		15	2,247			2,271	(24)
Total										$(3,571)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

				(Pay)/Receive				Notional		Unrealized
Counterparty (Issuer)		Floating Rate Index		Floating Rate		Fixed Rate	Expiration Date	Amount		Appreciation/(Depreciation)
Barclays Bank PLC		6 Month AUD BBR BBSW			Pay	4.75%	3/15/2018	AUD	3,100	$170
Barclays Bank PLC		6 Month AUD BBR BBSW			Pay	4.25%	3/15/2023		100	3
BNP Paribas		6 Month JPY LIBOR			Pay	2.00%	12/21/2041	JPY	50,000	(22)
Deutsche Bank AG	1 Day EUR EONIA Compounded OIS				Pay	0.37%	3/20/2013	EUR	20,000	21
Deutsche Bank AG	1 Day EUR EONIA Compounded OIS			Receive		0.57%	3/19/2014		20,000	(30)
Deutsche Bank AG		3 Month EUR-EURIBOR			Pay	0.94%	3/19/2014		20,000	42
Deutsche Bank AG		3 Month EUR-EURIBOR		Receive		0.81%	3/20/2013		20,000	(37)
Goldman Sachs & Co	1 Day EUR EONIA Compounded OIS				Pay	0.35%	3/20/2013		10,300	10
Goldman Sachs & Co	1 Day EUR EONIA Compounded OIS			Receive		0.57%	3/19/2014		10,300	(15)
Goldman Sachs & Co		3 Month EUR-EURIBOR		Receive		0.76%	3/20/2013		10,300	(18)
Goldman Sachs & Co		3 Month EUR-EURIBOR			Pay	0.91%	3/19/2014		10,300	21
UBS AG		6 Month AUD Bank Bill			Pay	4.75%	12/14/2017	AUD	800	46
UBS AG		6 Month AUD BBR BBSW			Pay	4.75%	12/15/2017		800	44
Total										$235

All dollar amounts are shown in thousands (000's)

Exchange Cleared Interest Rate Swaps

				(Pay)/Receive				Notional		Unrealized
		Floating Rate Index		Floating Rate		Fixed Rate	Expiration Date	Amount		Appreciation/(Depreciation)
		3 Month CAD Bank Bill			Pay	2.00%	6/16/2016	CAD	3,000	$17
		3 Month LIBOR		Receive		1.50%	6/20/2017		$27,800	(496)
		6 Month AUD BBR BBSW			Pay	4.00%	3/15/2023	AUD	100	1
		6 Month AUD BBR BBSW			Pay	4.25%	3/15/2023		200	5
		6 Month JPY LIBOR			Pay	1.00%	3/21/2023	JPY	280,000	3
		6 Month JPY LIBOR		Receive		2.00%	12/21/2041		50,000	6
Total										$(464)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums	Market	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 30 Year Interest Barclays Bank PLC		6 Month	Receive	3.50%	11/5/2012	EUR	400	$24	$—	$(24)
Rate Swap		EURIBOR
Put - 30 Year Interest Goldman Sachs & Co		3 Month	Receive	2.91%	3/7/2013		$600	48	16	(32)
Rate Swap		LIBOR
Total								$72	$16	$(56)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums	Market	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 5 Year Interest Bank of America NA		3 Month	Receive	1.40%	3/18/2013		$300	$(2)	$(6)	$(4)
Rate Swap		LIBOR
Call - 5 Year Interest Deutsche Bank AG		3 Month	Receive	1.40%	3/18/2013		3,200	(20)	(80)	(60)
Rate Swap		LIBOR
Put - 5 Year Interest Bank of America NA		3 Month	Receive	1.40%	3/18/2013		300	(7)	(1)	6
Rate Swap		LIBOR
Put - 5 Year Interest Barclays Bank PLC		6 Month	Receive	2.80%	11/5/2012	EUR	1,700	(26)	(1)	25
Rate Swap		EURIBOR
Put - 5 Year Interest Deutsche Bank AG		3 Month	Receive	1.40%	3/18/2013		$3,200	(80)	(8)	72
Rate Swap		LIBOR
Total								$(135)	$(96)	$39

All dollar amounts are shown in thousands (000's)

See accompanying notes.

73

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Options

								Upfront Premiums			Unrealized
	Purchased Options Outstanding		Exercise Price	Expiration Date			Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
Call	- USD versus CNY; April 2013		$6.34			4/11/2013	700,000	$9		$9	$—
Call	- USD versus CNY; April 2013		$6.34			4/11/2013	700,000	9		9	—
Call	- USD versus CNY; December 2012 $		6.45			12/13/2012	600,000	2		1	(1)
Call	- USD versus CNY; December 2012 $		6.45			12/13/2012	1,200,000	3		1	(2)
Call	- USD versus CNY; December 2012 $		6.45			12/13/2012	500,000	1		—	(1)
Call	- USD versus CNY; January 2013		$6.55			1/9/2013	388,000	3		1	(2)
Call	- USD versus CNY; January 2013		$6.53			1/8/2013	400,000	3		1	(2)
Call	- USD versus CNY; January 2013		$6.55			1/9/2013	389,000	3		1	(2)
Put	- AUD versus USD; February 2013		$0.97			2/5/2013	7,600,000	127		124	(3)
Put	- Molycorp Inc; September 2012		$40 .00			9/22/2012	9	16		25	9
Put	- S&P 500 Index; June 2013		$130.00			6/22/2013	420	3,357		3,196	(161)
Put	- S&P 500 Index; September 2012		$132.50			9/22/2012	350	2,521		119	(2,402)
	Total							$6,054		$3,487	$(2,567)

								Upfront Premiums			Unrealized
	Written Options Outstanding		Exercise Price	Expiration Date			Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
Call	- Molycorp Inc; September 2012		$40 .00			9/22/2012	9	$—		$—	$—
Call	- S&P 500 Index; June 2013		$160.00			6/22/2013	210	(394)		(409)	(15)
Put	- S&P 500 Index; June 2013		$117.50			6/22/2013	420	(2,015)		(1,909)	106
Put	- S&P 500 Index; September 2012		$122.50			9/22/2012	350	(1,539)		(21)	1,518
	Total							$(3,948)		$(2,339)	$1,609

	All dollar amounts are shown in thousands (000's)

Credit Default Swaptions

									Upfront
	Purchased Swaptions	Counterparty		Buy/Sell		Exercise	Expiration	Notional	Premiums	Market	Unrealized
	Outstanding	(Issuer)	Reference Entity	Protection		Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
	Call - 5 Year Credit Bank of America		CDX.HY.17	Buy		98.25%	9/19/2012	$700	$10	$6	$(4)
	Default Swap	NA
	Total								$10	$6	$(4)
									Upfront
	Written Swaptions	Counterparty		Buy/Sell		Exercise	Expiration	Notional	Premiums	Market	Unrealized
	Outstanding	(Issuer)	Reference Entity	Protection		Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
	Call - 5 Year Credit	JP Morgan Chase	CDX.IG.17		Sell	1.00%	12/19/2012	$1,200	$(5)	$(5)	$–
	Default Swap
	Put - 5 Year Credit JP Morgan Chase		CDX.IG.17		Sell	2.00%	12/19/2012	1,200	(9)	–	9
	Default Swap
	Total								$(14)	$(5)	$9

	All dollar amounts are shown in thousands (000's)

Purchased Forward Volatility Agreements

								Upfront
								Premiums			Unrealized
	Description		Counterparty (Issuer)		Expiration Date		Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
	Call & Put - USD Swaption Straddle on		Goldman Sachs & Co			9/19/2012	100,000	$9		$8	$(1)
	the 30 Year Swap Rate, 3 Months
	Forward, Strike determined on
	09/19/2012
	Call & Put - USD Swaption Straddle on		Bank of America NA			9/19/2012	300,000	26		23	(3)
	the 30 Year Swap Rate, 3 Months
	Forward, Strike determined on
	09/19/2012
	Call & Put - USD Swaption Straddle on		Deutsche Bank AG			12/10/2012	900,000	76		70	(6)
	the 30 Year Swap Rate, 3 Months
	Forward, Strike determined on
	12/10/2012
	Call & Put - USD Swaption Straddle on		Goldman Sachs & Co			12/10/2012	100,000	8		7	(1)
	the 30 Year Swap Rate, 3 Months
	Forward, Strike determined on
	12/10/2012

See accompanying notes.

74

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Purchased Forward Volatility Agreements (continued)

Upfront
Premiums	Unrealized
Description	Counterparty (Issuer)	Expiration Date	Contracts	Paid/(Received)	Market Value	Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on Goldman Sachs & Co	11/21/2012	800,000	89	87	(2)
the 30 Year Swap Rate, 6 Months
Forward, Strike determined on
11/21/2012
Total	$208	$195	$(13)

All dollar amounts are shown in thousands (000's)

Total Return Swaps

Unrealized
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)
Bank of America NA	Canada 10 Year Bond; December 2012	12/18/2012	$3,297	$13
Bank of America NA	Euro Bobl 5 Year; September 2012	9/10/2012	938	—
Bank of America NA	Euro Buxl 30 Year Bond; September 2012	9/10/2012	167	—
Bank of America NA	Euro Schatz 2yr; September 2012	9/10/2012	4,640	2
Bank of America NA	UK 10 Year Gilt; December 2012	12/28/2012	(3,623)	(13)
Bank of America NA	US 10 Year Note; December 2012	12/20/2012	(797)	(5)
Bank of America NA	US 2 Year Note; December 2012	1/1/2013	(3,968)	(3)
Bank of America NA	US 5 Year Note; December 2012	1/1/2013	621	2
Bank of America NA	US Long Bond; December 2012	12/20/2012	300	3
Morgan Stanley & Co	RTS Index; September 2012	9/18/2012	1,344	76
Morgan Stanley & Co	Swiss Market Index; September 2012	9/24/2012	67	(1)
Total	$74

All dollar amounts are shown in thousands (000's)

Total Return Equity Basket Swaps

Unrealized
Counterparty	Fund Pays	Fund Receives	Expiration Date	Market Value	Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	2/20/2013	$582	$110
month LIBOR plus 0.40%	long and short securities traded in GBP

Unrealized
Counterparty	Fund Pays	Fund Receives	Expiration Date	Market Value	Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	9/20/2013	12	9
week EUR LIBOR plus 0.40%	long and short French securities

Total	$594	$119

All dollar amounts are shown in thousands (000's)

See accompanying notes.

75

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS - (29.70)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Advertising - (0.05)%				Banks - (1.39)%
Lamar Advertising Co (a)	6,300	$209		Bank of America Corp	24,100		$193
Omnicom Group Inc	700	36		Bank of Hawaii Corp	800		37
		$245		Bank of New York Mellon Corp/The	12,281		276
				BB&T Corp	500		16
Aerospace & Defense - (0.20)%				Capital One Financial Corp	5,930		335
Cubic Corp	4,900	248		Citigroup Inc	5,190		154
Esterline Technologies Corp (a)	4,770	285
Finmeccanica SpA (a)	30,080	133		Comerica Inc	35,685		1,096
				Commerzbank AG (a)	203,697		322
L-3 Communications Holdings Inc	1,649	116		Credit Suisse Group AG (a)	13,264		256
Rockwell Collins Inc	1,600	78		Cullen/Frost Bankers Inc	900		50
TransDigm Group Inc (a)	200	28
				DNB ASA	1,984		23
Triumph Group Inc	1,700	101		First Horizon National Corp	16,200		145
		$989		Hancock Holding Co	2,200		65
Agriculture - (0.05)%				Huntington Bancshares Inc/OH	61,547		406
Archer-Daniels-Midland Co	9,789	262		Joyo Bank Ltd/The	6,000		29
				Julius Baer Group Ltd (a)	5,013		164
				M&T Bank Corp	1,454		126
Airlines - (0.10)%				Morgan Stanley	7,400		111
Copa Holdings SA	300	23		Northern Trust Corp	6,411		298
Deutsche Lufthansa AG	60	1		PNC Financial Services Group Inc	4,285		266
International Consolidated Airlines Group SA	13,451	30		Prosperity Bancshares Inc	600		25
(a)
JetBlue Airways Corp (a)	49,393	242		Regions Financial Corp	48,010		334
				Shizuoka Bank Ltd/The	3,000		31
Southwest Airlines Co	22,560	202		Signature Bank/New York NY (a)	900		58
United Continental Holdings Inc (a)	500	9
				State Street Corp	2,544		106
		$507		SunTrust Banks Inc	20,266		511
Apparel - (0.46)%				Suruga Bank Ltd	7,000		81
				SVB Financial Group (a)	2,300		133
Asics Corp	7,993	106
Carter's Inc (a)	100	6		Svenska Handelsbanken AB	3,703		129
Coach Inc	7,800	453		Synovus Financial Corp	156,700		326
Deckers Outdoor Corp (a)	8,100	401		TCF Financial Corp	10,900		121
Hanesbrands Inc (a)	5,700	185		UBS AG	1,520		17
Hugo Boss AG	332	31		Valley National Bancorp	1,300		13
Nike Inc	1,400	136		Zions Bancorporation	27,182		524
Tod's SpA	897	95					$6,777
Under Armour Inc (a)	8,192	476
				Beverages - (0.34)%
VF Corp	1,525	233		Beam Inc	200		12
Warnaco Group Inc/The (a)	2,290	118
				Carlsberg A/S	862		75
		$2,240		Coca-Cola Co/The	3,200		120
				Constellation Brands Inc (a)	10,410		343
Automobile Manufacturers - (0.16)%				Green Mountain Coffee Roasters Inc (a)	21,300		518
Bayerische Motoren Werke AG	138	10
Fiat Industrial SpA	498	5		Heineken NV	2,274		126
Honda Motor Co Ltd	4,100	130		Kirin Holdings Co Ltd	17,000		213
Mazda Motor Corp (a)	39,888	48		Monster Beverage Corp (a)	1,730		102
Nissan Motor Co Ltd	6,800	64		PepsiCo Inc	1,400		101
Oshkosh Corp (a)	400	10		Sapporo Holdings Ltd	2,629		7
Scania AB	6,342	109					$1,617
Toyota Motor Corp	9,100	362		Biotechnology - (0.55)%
Volvo AB - B Shares	884	11		Cubist Pharmaceuticals Inc (a)	1,700		79
		$749		Exelixis Inc (a)	13,580		60
Automobile Parts & Equipment - (0.28)%				Gilead Sciences Inc (a)	16,734		965
BorgWarner Inc (a)	1,500	103		Life Technologies Corp (a)	10,280		490
Continental AG	457	45		Novozymes A/S	7,751		215
				Regeneron Pharmaceuticals Inc (a)	4,870		721
Dana Holding Corp	13,600	186		United Therapeutics Corp (a)	1,400		76
Denso Corp	200	7		Vertex Pharmaceuticals Inc (a)	1,500		80
Johnson Controls Inc	19,190	522
NGK Insulators Ltd	12,000	143					$2,686
NGK Spark Plug Co Ltd	1,000	11		Building Materials - (0.45)%
NOK Corp	300	5		Asahi Glass Co Ltd	25,000		152
Nokian Renkaat OYJ	6,087	239		Buzzi Unicem SpA	12,271		127
Sumitomo Electric Industries Ltd	600	7		Daikin Industries Ltd	6,400		171
Sumitomo Rubber Industries Ltd	3,900	48		Eagle Materials Inc	5,470		233
Tenneco Inc (a)	1,600	48		Fortune Brands Home & Security Inc (a)	6,940		177
		$1,364		Geberit AG (a)	215		45

See accompanying notes.

76

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Building Materials (continued)				Commercial Services (continued)
HeidelbergCement AG	316	$16		Iron Mountain Inc	2,900		$95
Holcim Ltd (a)	3,575	219		Manpower Inc	3,640		135
Lennox International Inc	1,200	57		Monster Worldwide Inc (a)	8,000		56
LIXIL Group Corp	5,100	110		Quanta Services Inc (a)	18,441		443
Louisiana-Pacific Corp (a)	7,500	101		Randstad Holding NV	3,180		104
Martin Marietta Materials Inc	1,400	107		Rent-A-Center Inc/TX	2,300		81
Masco Corp	6,900	98		Robert Half International Inc	1,600		42
Owens Corning Inc (a)	7,400	247		SAIC Inc	14,680		179
Rinnai Corp	900	66		Securitas AB	509		4
Sumitomo Osaka Cement Co Ltd	3,000	10		Toppan Printing Co Ltd	5,000		29
Taiheiyo Cement Corp	88,486	191		Towers Watson & Co	8,387		456
TOTO Ltd	4,000	30		Western Union Co/The	14,200		250
		$2,157					$6,103
Chemicals - (0.84)%				Computers - (0.95)%
Air Products & Chemicals Inc	2,395	198		Apple Inc	200		133
Air Water Inc	1,000	12		CACI International Inc (a)	900		48
Akzo Nobel NV	535	31		Cadence Design Systems Inc (a)	43,172		570
Ashland Inc	5,693	419		Cognizant Technology Solutions Corp (a)	6,200		399
Balchem Corp	1,990	73		Computer Sciences Corp	2,840		91
BASF SE	1,296	101		EMC Corp/MA (a)	1,000		26
Clariant AG (a)	16,298	183		Hewlett-Packard Co	12,140		205
Dow Chemical Co/The	11,000	323		IHS Inc (a)	100		11
Eastman Chemical Co	2,940	162		International Business Machines Corp	400		78
Ecolab Inc	7,617	488		Jack Henry & Associates Inc	400		15
EI du Pont de Nemours & Co	1,400	70		Logitech International SA (a)	4,899		45
Givaudan SA (a)	174	164		NCR Corp (a)	17,020		381
Huntsman Corp	2,600	37		NetApp Inc (a)	25,938		895
International Flavors & Fragrances Inc	400	24		NTT Data Corp	47		141
Intrepid Potash Inc (a)	10,600	238		SanDisk Corp (a)	21,783		898
JSR Corp	4,400	75		Seagate Technology PLC	400		13
K+S AG	4,184	204		TDK Corp	6,700		257
Kansai Paint Co Ltd	6,000	61		Western Digital Corp (a)	9,727		407
Linde AG	25	4					$4,613
Mitsubishi Chemical Holdings Corp	2,000	8
Mitsubishi Gas Chemical Co Inc	5,000	28		Consumer Products - (0.16)%
Mosaic Co/The	5,560	322		Avery Dennison Corp	6,884		215
Nissan Chemical Industries Ltd	8,800	98		Clorox Co/The	300		22
Praxair Inc	900	95		Husqvarna AB	39,357		188
Shin-Etsu Chemical Co Ltd	2,400	129		Jarden Corp	1,900		92
Showa Denko KK	8,742	15		Scotts Miracle-Gro Co/The	7,230		301
Sumitomo Chemical Co Ltd	88,126	231					$818
Symrise AG	4,597	155		Cosmetics & Personal Care - (0.16)%
Taiyo Nippon Sanso Corp	25,000	125		Avon Products Inc	27,560		426
Ube Industries Ltd/Japan	2,000	4		Oriflame Cosmetics SA	6,340		221
		$4,077		Procter & Gamble Co/The	300		20
Coal - (0.15)%				Shiseido Co Ltd	1,700		24
Arch Coal Inc	57,200	350		Unicharm Corp	1,800		105
Consol Energy Inc	8,900	269					$796
Peabody Energy Corp	300	6		Distribution & Wholesale - (0.23)%
Walter Energy Inc	3,300	108		Fastenal Co	7,100		306
		$733		Fossil Inc (a)	3,810		323
				LKQ Corp (a)	7,173		271
Commercial Services - (1.25)%
Abertis Infraestructuras SA	7,288	99		Watsco Inc	400		30
				WESCO International Inc (a)	1,600		93
Adecco SA (a)	1,087	49
Alliance Data Systems Corp (a)	1,400	193		WW Grainger Inc	500		103
Apollo Group Inc (a)	11,334	304					$1,126
Atlantia SpA	7,924	111		Diversified Financial Services - (0.51)%
Avis Budget Group Inc (a)	27,115	445		Aeon Credit Service Co Ltd	400		8
Chemed Corp	100	7		American Express Co	3,400		198
FTI Consulting Inc (a)	10,000	260		Charles Schwab Corp/The	62,089		838
Geo Group Inc/The	5,400	142		Credit Saison Co Ltd	7,400		174
Global Payments Inc	5,073	211		Franklin Resources Inc	1,700		200
H&R Block Inc	10,800	179		Greenhill & Co Inc	4,100		179
Hertz Global Holdings Inc (a)	157,155	2,229		Jefferies Group Inc	200		3

See accompanying notes.

77

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Diversified Financial Services (continued)				Electronics (continued)
Legg Mason Inc	8,400	$206		Murata Manufacturing Co Ltd	5,400		$269
Stifel Financial Corp (a)	1,200	39		Omron Corp	1,200		24
T Rowe Price Group Inc	5,900	363		Rogers Corp (a)	5,186		206
Visa Inc	1,400	179		Sensata Technologies Holding NV (a)	3,700		111
Waddell & Reed Financial Inc	2,600	77		Thermo Fisher Scientific Inc	200		11
		$2,464		Trimble Navigation Ltd (a)	3,757		185
				Woodward Inc	3,200		112
Electric - (0.64)%				Yaskawa Electric Corp	1,000		7
A2A SpA	133,580	71		Yokogawa Electric Corp	1,300		15
AES Corp/The	63,808	727					$2,610
Black Hills Corp	1,400	48
Calpine Corp (a)	2,100	37		Energy - Alternate Sources - (0.01)%
CH Energy Group Inc	523	34		Enel Green Power SpA	16,209		27
Chugoku Electric Power Co Inc/The	400	5
CMS Energy Corp	2,500	58
Dominion Resources Inc/VA	3,000	157		Engineering & Construction - (0.22)%
Edison International	4,573	200		Acciona SA	1,196		56
Exelon Corp	2,900	106		ACS Actividades de Construccion y Servicios	4,493		89
				SA
Great Plains Energy Inc	2,900	62		Chicago Bridge & Iron Co NV ADR	1,064		39
Hawaiian Electric Industries Inc	1,800	48
Hokuriku Electric Power Co	4,400	51		Fluor Corp	900		47
				Fraport AG Frankfurt Airport Services	2,458		137
ITC Holdings Corp	1,000	72		Worldwide
Kansai Electric Power Co Inc/The	600	5		Jacobs Engineering Group Inc (a)	9,654		382
Kyushu Electric Power Co Inc	4,700	36		KBR Inc	4,919		133
MDU Resources Group Inc	1,800	39		Orion Marine Group Inc (a)	6,865		52
National Fuel Gas Co	1,780	89
NextEra Energy Inc	2,494	168		Royal Imtech NV	3,872		100
Northeast Utilities	3,152	118					$1,035
NRG Energy Inc	22,128	472		Entertainment - (0.12)%
PPL Corp	3,050	89		Bally Technologies Inc (a)	2,900		128
Red Electrica Corp SA	105	4		DreamWorks Animation SKG Inc (a)	3,400		58
RWE AG	2,541	106		Lottomatica Group SpA	7,803		162
SCANA Corp	200	9		Oriental Land Co Ltd/Japan	500		68
Shikoku Electric Power Co Inc	5,100	62		Penn National Gaming Inc (a)	200		8
Southern Co/The	500	23		Vail Resorts Inc	3,500		180
Terna Rete Elettrica Nazionale SpA	38,290	133					$604
Westar Energy Inc	3,000	87
		$3,116		Environmental Control - (0.23)%
				Calgon Carbon Corp (a)	27,318		373
Electrical Components & Equipment - (0.30)%				Clean Harbors Inc (a)	8,089		440
Acuity Brands Inc	2,600	167		Darling International Inc (a)	2,500		41
AMETEK Inc	900	31		Kurita Water Industries Ltd	4,600		99
Emerson Electric Co	2,800	142		Republic Services Inc	4,345		120
Energizer Holdings Inc	3,496	241		Stericycle Inc (a)	700		64
Furukawa Electric Co Ltd	46,000	91		Waste Management Inc	500		17
GrafTech International Ltd (a)	700	6					$1,154
GS Yuasa Corp	51,000	194
Mabuchi Motor Co Ltd	900	38		Food - (0.61)%
Nidec Corp	6,600	522		Campbell Soup Co	1,100		39
NV Bekaert SA	1,919	50		Colruyt SA	2,497		118
		$1,482		Delhaize Group SA	1,250		50
				Ebro Foods SA	2,867		47
Electronics - (0.53)%				Flowers Foods Inc	4,100		85
Advantest Corp	14,600	214		General Mills Inc	1,100		43
Agilent Technologies Inc	3,032	113		Hain Celestial Group Inc (a)	1,400		97
Amphenol Corp	6,007	365		Hershey Co/The	2,300		165
Anritsu Corp	1,000	12		Hillshire Brands Co	2,765		72
FLIR Systems Inc	9,200	182		Ingredion Inc	5,267		283
Garmin Ltd	800	32		Kellogg Co	1,600		81
Gentex Corp/MI	6,200	109		Kikkoman Corp	9,000		119
Hirose Electric Co Ltd	400	42		McCormick & Co Inc/MD	900		55
Honeywell International Inc	1,440	84		Nissin Foods Holdings Co Ltd	1,000		39
Keyence Corp	100	26		Ralcorp Holdings Inc (a)	5,550		394
Koninklijke Philips Electronics NV	531	12		Safeway Inc	4,400		69
Kyocera Corp	400	35		Smithfield Foods Inc (a)	45,471		878
Mettler-Toledo International Inc (a)	1,670	276		Sysco Corp	2,300		70
Minebea Co Ltd	48,263	168		TreeHouse Foods Inc (a)	2,500		130

See accompanying notes.

78

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Food (continued)				Healthcare - Services (continued)
United Natural Foods Inc (a)	400	$23		LifePoint Hospitals Inc (a)	2,000		$81
Whole Foods Market Inc	300	29		Mednax Inc (a)	1,600		111
Yakult Honsha Co Ltd	1,700	73		Quest Diagnostics Inc	1,000		61
		$2,959		Tenet Healthcare Corp (a)	6,500		34
				UnitedHealth Group Inc	2,800		152
Forest Products & Paper - (0.04)%				Universal Health Services Inc	2,721		108
International Paper Co	2,500	86					$1,845
OJI Paper Co Ltd	3,000	10
UPM-Kymmene OYJ	6,976	77		Holding Companies - Diversified - (0.03)%
		$173		Leucadia National Corp	7,390		158
Gas - (0.05)%
Enagas SA	1,819	34		Home Builders - (0.73)%
Piedmont Natural Gas Co Inc	2,047	64		DR Horton Inc	86,501		1,642
Questar Corp	400	8		Lennar Corp	42,580		1,381
Snam SpA	6,242	26		NVR Inc (a)	170		141
South Jersey Industries Inc	2,015	102		Toll Brothers Inc (a)	11,307		370
		$234					$3,534
Hand & Machine Tools - (0.20)%				Home Furnishings - (0.11)%
Disco Corp	2,200	110		Matsushita Electric Industrial Co Ltd	3,700		25
Kennametal Inc	700	26		Sharp Corp/Japan	56,000		143
Konecranes OYJ	2,355	59		Whirlpool Corp	4,931		372
Makita Corp	4,200	144					$540
Mori Seiki Co Ltd	14,400	92		Housewares - (0.05)%
Regal-Beloit Corp	300	21
Sandvik AB	4,560	61		Newell Rubbermaid Inc	13,574		243
SMC Corp/Japan	1,200	189
Stanley Black & Decker Inc	3,418	225		Insurance - (1.20)%
		$927		Aflac Inc	17,309		799
				Alleghany Corp (a)	881		297
Healthcare - Products - (0.75)%				Allianz SE	925		101
Alere Inc (a)	3,100	58
Boston Scientific Corp (a)	12,900	70		Allstate Corp/The	4,110		153
Cepheid Inc (a)	4,700	177		Aon PLC	5,160		268
				Arch Capital Group Ltd (a)	2,600		104
DENTSPLY International Inc	8,612	313		Assurant Inc	5,113		180
Edwards Lifesciences Corp (a)	1,200	122
				Assured Guaranty Ltd	7,200		95
Elekta AB	172	9		Cincinnati Financial Corp	7,000		270
Hologic Inc (a)	11,680	229
Hospira Inc (a)	17,488	587		Dai-ichi Life Insurance Co Ltd/The	54		56
Integra LifeSciences Holdings Corp (a)	6,930	273		Everest Re Group Ltd	946		98
Intuitive Surgical Inc (a)	200	98		Hannover Rueckversicherung AG	413		25
				Hartford Financial Services Group Inc	20,189		362
Luxottica Group SpA	4,048	147		Lincoln National Corp	22,131		514
Masimo Corp (a)	2,400	53
				Markel Corp (a)	400		174
Medtronic Inc	2,400	98		MetLife Inc	12,876		440
Nobel Biocare Holding AG (a)	8,904	84
				NKSJ Holdings Inc	1,700		31
Patterson Cos Inc	400	13		Old Republic International Corp	15,400		133
PSS World Medical Inc (a)	2,800	60
				Progressive Corp/The	6,200		121
ResMed Inc	2,000	75		Prudential Financial Inc	10,499		572
Sonova Holding AG (a)	3,388	314
				Sony Financial Holdings Inc	1,900		32
St Jude Medical Inc	1,992	75		Storebrand ASA (a)	12,484		53
STERIS Corp	800	27		Tokio Marine Holdings Inc	2,200		53
Stryker Corp	2,303	123		Travelers Cos Inc/The	500		33
Sysmex Corp	2,400	110		Unum Group	9,997		195
Terumo Corp	5,700	254		WR Berkley Corp	1,400		52
Varian Medical Systems Inc (a)	1,900	112
Volcano Corp (a)	2,800	79		XL Group PLC	23,643		547
							$5,758
		$3,560
				Internet - (1.84)%
Healthcare - Services - (0.38)%				Amazon.com Inc (a)	2,103		522
Aetna Inc	1,654	63		CyberAgent Inc	37		76
Brookdale Senior Living Inc (a)	8,100	176
Centene Corp (a)	2,160	88		Dena Co Ltd	700		19
				eBay Inc (a)	9,616		456
Cigna Corp	9,570	438		Equinix Inc (a)	19,245		3,804
Coventry Health Care Inc	2,200	92		Gree Inc	7,500		125
Fresenius Medical Care AG & Co KGaA	3,050	219		Kakaku.com Inc	6,984		251
HealthSouth Corp (a)	4,700	108
				Netflix Inc (a)	2,700		161
Laboratory Corp of America Holdings (a)	1,300	114
				priceline.com Inc (a)	555		336

See accompanying notes.

79

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Internet (continued)				Machinery - Diversified (continued)
Rackspace Hosting Inc (a)	8,400	$504		Manitowoc Co Inc/The	10,700		$138
Rakuten Inc	37,300	361		Nabtesco Corp	5,021		92
SBI Holdings Inc/Japan	2,837	174		Nordson Corp	500		29
Start Today Co Ltd	7,999	117		Roper Industries Inc	1,300		134
Symantec Corp (a)	9,140	163					$2,388
Trend Micro Inc/Japan	800	22
United Internet AG	523	11		Media - (0.46)%
ValueClick Inc (a)	5,400	88		Cablevision Systems Corp	4,700		70
				Discovery Communications Inc - A Shares (a)	1,900		104
VeriSign Inc (a)	31,250	1,490
				EW Scripps Co (a)	15,843		164
Yahoo Japan Corp	736	254
		$8,934		FactSet Research Systems Inc	800		74
				Gannett Co Inc	14,100		215
Investment Companies - (0.02)%				Liberty Global Inc - A Shares (a)	200		11
Ares Capital Corp	6,724	116		Mediaset SpA	59,329		119
				Modern Times Group AB	1,024		46
				Scripps Networks Interactive Inc	700		42
Iron & Steel - (0.41)%				Sirius XM Radio Inc (a)	436,128		1,103
Allegheny Technologies Inc	11,167	331		Sky Deutschland AG (a)	54,440		189
ArcelorMittal	6,708	99
Cliffs Natural Resources Inc	4,900	175		Time Warner Inc	2,000		83
Hitachi Metals Ltd	24,000	250		Wolters Kluwer NV	1,221		22
JFE Holdings Inc	6,900	88					$2,242
Nippon Steel Corp	90,824	176		Metal Fabrication & Hardware - (0.13)%
Nucor Corp	4,400	166		Assa Abloy AB	6,871		210
Rautaruukki OYJ	9,797	63		Nachi-Fujikoshi Corp	3,000		9
SSAB AB - A Shares	29,745	224		NTN Corp	23,000		48
ThyssenKrupp AG	10,152	202		Precision Castparts Corp	700		113
United States Steel Corp	10,980	213		Tenaris SA	8,351		174
		$1,987		Worthington Industries Inc	2,600		54
Leisure Products & Services - (0.13)%							$608
Carnival Corp	2,800	97		Mining - (0.51)%
Harley-Davidson Inc	1,700	71		Alcoa Inc	130,719		1,119
Life Time Fitness Inc (a)	5,300	252		Compass Minerals International Inc	3,369		242
Royal Caribbean Cruises Ltd	1,113	31		Dowa Holdings Co Ltd	10,000		66
Shimano Inc	2,000	145		Freeport-McMoRan Copper & Gold Inc	7,100		256
Yamaha Motor Co Ltd	4,700	41		Newmont Mining Corp	9,702		492
		$637		Norsk Hydro ASA	18,569		79
				OSAKA Titanium Technologies Co	1,000		23
Lodging - (0.10)%				Titanium Metals Corp	12,100		148
Las Vegas Sands Corp	3,500	148
Marriott International Inc/DE	4,898	184		Toho Titanium Co Ltd	8,300		82
MGM Resorts International (a)	2,200	22					$2,507
Starwood Hotels & Resorts Worldwide Inc	2,188	121		Miscellaneous Manufacturing - (0.65)%
Wynn Resorts Ltd	400	41		Actuant Corp	3,100		87
		$516		Alfa Laval AB	4,147		71
				CLARCOR Inc	3,196		154
Machinery - Construction & Mining - (0.23)%				Cooper Industries PLC	7,510		549
Atlas Copco AB - A Shares	2,648	59		Danaher Corp	6,662		357
Caterpillar Inc	4,700	401
Hitachi Construction Machinery Co Ltd	8,100	135		Dover Corp	300		17
Joy Global Inc	2,800	149		Eaton Corp	6,462		289
				FUJIFILM Holdings Corp	1,300		21
Komatsu Ltd	14,600	290		Hexcel Corp (a)	5,400		122
Terex Corp (a)	4,900	108
				Illinois Tool Works Inc	1,500		89
		$1,142		Leggett & Platt Inc	4,700		112
Machinery - Diversified - (0.49)%				Nikon Corp	1,000		28
AGCO Corp (a)	3,319	140		Pentair Inc	9,890		420
Chart Industries Inc (a)	8,707	608		Polypore International Inc (a)	8,600		279
Deere & Co	1,100	83		Siemens AG	719		68
FANUC Corp	700	115		SPX Corp	3,436		220
Flowserve Corp	300	38		Textron Inc	10,662		285
FLSmidth & Co A/S	369	21		Trinity Industries Inc	600		17
Gardner Denver Inc	3,980	240					$3,185
Hexagon AB	22,087	442
IDEX Corp	2,000	80		Office & Business Equipment - (0.08)%
Intevac Inc (a)	6,435	40		Canon Inc	300		10
				Ricoh Co Ltd	38,000		301
Kawasaki Heavy Industries Ltd	25,000	53		Seiko Epson Corp	1,500		10
Kubota Corp	14,000	135

See accompanying notes.

80

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Office & Business Equipment (continued)				Packaging & Containers (continued)
Xerox Corp	5,600	$41		Owens-Illinois Inc (a)	4,670		$82
		$362		Rock-Tenn Co	4,344		290
Office Furnishings - (0.09)%							$518
Interface Inc	31,810	437		Pharmaceuticals - (0.79)%
				Abbott Laboratories	100		7
				Allergan Inc/United States	1,000		86
Oil & Gas - (1.31)%				BioMarin Pharmaceutical Inc (a)	5,000		187
Apache Corp	800	69
Atwood Oceanics Inc (a)	2,800	130		Bristol-Myers Squibb Co	5,700		188
				Eisai Co Ltd	1,600		73
Berry Petroleum Co	1,900	70		Endo Health Solutions Inc (a)	3,546		113
Bill Barrett Corp (a)	13,200	289
				Express Scripts Holding Co (a)	5,160		323
Cabot Oil & Gas Corp	4,102	170		Hisamitsu Pharmaceutical Co Inc	2,179		116
Chesapeake Energy Corp	9,400	182		Jazz Pharmaceuticals PLC(a)	1,000		45
Cimarex Energy Co	1,800	103
Concho Resources Inc (a)	1,700	152		Mead Johnson Nutrition Co	900		66
Continental Resources Inc/OK (a)	1,700	126		Meda AB	5		—
				Medicis Pharmaceutical Corp	3,600		114
Diamond Offshore Drilling Inc	200	13		Merck & Co Inc	1,200		52
Energen Corp	3,392	173		Mitsubishi Tanabe Pharma Corp	1,500		22
Enerplus Corp	2,200	35		Mylan Inc/PA(a)	19,415		458
EOG Resources Inc	1,080	117		Omnicare Inc	2,110		68
EQT Corp	3,086	167		Onyx Pharmaceuticals Inc (a)	2,700		194
Gulfport Energy Corp (a)	3,000	79
				Otsuka Holdings Co Ltd	1,400		43
Helmerich & Payne Inc	1,200	55		Perrigo Co	1,800		198
Hess Corp	4,563	231		Salix Pharmaceuticals Ltd (a)	6,300		277
Inpex Corp	6	34		Sawai Pharmaceutical Co Ltd	900		105
JX Holdings Inc	1,500	8		Stada Arzneimittel AG	8,767		246
Murphy Oil Corp	2,446	125
Neste Oil OYJ	5,475	63		Takeda Pharmaceutical Co Ltd	3,800		179
				Tsumura & Co	3,700		114
Noble Corp	5,700	217		VCA Antech Inc (a)	4,900		95
Petrominerales Ltd	3,726	36		ViroPharma Inc (a)	1,200		32
Pioneer Natural Resources Co	8,051	784		Watson Pharmaceuticals Inc (a)	5,790		471
Plains Exploration & Production Co (a)	2,175	85
QEP Resources Inc	600	17					$3,872
Range Resources Corp	7,963	519		Pipelines - (0.02)%
Rosetta Resources Inc (a)	2,600	112		ONEOK Inc	2,100		93
Rowan Cos PLC (a)	9,963	351
SandRidge Energy Inc (a)	45,900	302
Seadrill Ltd	422	17		Publicly Traded Investment Fund - (0.61)%
Showa Shell Sekiyu KK	4,600	24		iShares MSCI Emerging Markets Index Fund	75,500		2,966
Southwestern Energy Co (a)	18,686	581
Tesoro Corp	9,342	371		Real Estate - (0.16)%
TonenGeneral Sekiyu KK	5,000	42		CBRE Group Inc (a)	13,420		233
Transocean Ltd	600	29		Forest City Enterprises Inc (a)	17,400		262
Ultra Petroleum Corp (a)	10,300	212		Jones Lang LaSalle Inc	4,065		293
Valero Energy Corp	7,919	248					$788
		$6,338
				REITS - (1.07)%
Oil & Gas Services - (0.41)%				Alexandria Real Estate Equities Inc	1,476		109
Baker Hughes Inc	5,200	237		Annaly Capital Management Inc	845		15
Cameron International Corp (a)	2,813	154		Boston Properties Inc	2,775		311
Core Laboratories NV	700	86		BRE Properties Inc	1,839		92
Dresser-Rand Group Inc (a)	5,783	293		DDR Corp	37,278		567
Dril-Quip Inc (a)	700	49		Digital Realty Trust Inc	9,978		743
FMC Technologies Inc (a)	4,300	201		Health Care REIT Inc	11,796		689
Fugro NV	4,503	274		Home Properties Inc	1,415		90
Key Energy Services Inc (a)	2,300	18		Host Hotels & Resorts Inc	51,787		792
Lufkin Industries Inc	5,470	287		Mid-America Apartment Communities Inc	1,341		91
Oil States International Inc (a)	500	39		Prologis Inc	10,226		349
Petroleum Geo-Services ASA	2,475	38		Regency Centers Corp	1,621		80
Schlumberger Ltd	1,400	101		SL Green Realty Corp	11,107		896
Subsea 7 SA	8,388	193		Tanger Factory Outlet Centers	3,972		133
Superior Energy Services Inc (a)	2,700	56		Vornado Realty Trust	1,466		119
		$2,026		Weyerhaeuser Co	6,410		160
Packaging & Containers - (0.11)%							$5,236
Bemis Co Inc	1,200	36		Retail - (1.43)%
Greif Inc	2,480	110		ABC-Mart Inc	3,498		147

See accompanying notes.

81

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Abercrombie & Fitch Co	2,500	$90		Rambus Inc (a)	5,800		$25
Advance Auto Parts Inc	4,070	290		Rovi Corp (a)	6,800		104
Autogrill SpA	3,445	29		Shinko Electric Industries Co Ltd	16,168		107
Best Buy Co Inc	6,600	117		Silicon Laboratories Inc (a)	1,100		42
Brinker International Inc	400	14		Skyworks Solutions Inc (a)	12,723		387
CarMax Inc (a)	18,049	552		Texas Instruments Inc	8,400		244
Casey's General Stores Inc	300	17		Tokyo Electron Ltd	2,400		113
Cash America International Inc	3,000	117		Xilinx Inc	29,252		992
Cheesecake Factory Inc/The	600	20					$7,098
Children's Place Retail Stores Inc/The (a)	2,800	160
Chipotle Mexican Grill Inc (a)	1,400	404		Software - (0.91)%
				ACI Worldwide Inc (a)	2,720		118
Darden Restaurants Inc	1,300	67
Dick's Sporting Goods Inc	4,567	227		Activision Blizzard Inc	2,900		34
				Adobe Systems Inc (a)	4,300		135
Don Quijote Co Ltd	4,800	175		Allscripts Healthcare Solutions Inc (a)	15,490		163
Family Dollar Stores Inc	300	19
Fast Retailing Co Ltd	1,000	234		Amadeus IT Holding SA	2,241		50
				ANSYS Inc (a)	3,747		261
Jack in the Box Inc (a)	7,782	203
				BMC Software Inc (a)	2,909		120
JC Penney Co Inc	8,000	209		Bottomline Technologies Inc (a)	4,434		100
Kohl's Corp	1,900	99
Ltd Brands Inc	4,200	204		Capcom Co Ltd	700		14
				Cerner Corp (a)	500		36
Lululemon Athletica Inc (a)	4,900	319
				Check Point Software Technologies Ltd (a)	1,500		69
Marui Group Co Ltd	6,200	45		Concur Technologies Inc (a)	10,157		735
Men's Wearhouse Inc	3,900	123
MSC Industrial Direct Co Inc	1,800	125		Dun & Bradstreet Corp/The	2,786		225
				Electronic Arts Inc (a)	9,481		127
Nitori Holdings Co Ltd	3,850	386
Nordstrom Inc	2,800	162		Fidelity National Information Services Inc	1,100		35
				Informatica Corp (a)	5,000		163
Nu Skin Enterprises Inc	4,100	170		MicroStrategy Inc (a)	1,410		177
Penske Automotive Group Inc	4,100	109
PVH Corp	1,640	154		Nomura Research Institute Ltd	2,600		55
				Nuance Communications Inc (a)	14,600		348
Saks Inc (a)	7,400	87
Staples Inc	23,429	256		Oracle Corp	4,900		155
				Parametric Technology Corp (a)	13,160		280
Swatch Group AG/The - BR	320	131
Target Corp	900	58		Quality Systems Inc	800		14
				Red Hat Inc (a)	800		45
Tiffany & Co	6,200	384		Salesforce.com Inc (a)	6,339		920
Urban Outfitters Inc (a)	13,700	514
Walgreen Co	5,730	205		Solera Holdings Inc	400		16
				Take-Two Interactive Software Inc (a)	2,500		25
Wendy's Co/The	6,700	29		Temenos Group AG (a)	4,006		57
Yamada Denki Co Ltd	5,190	251
		$6,902					$4,477
Savings & Loans - (0.03)%				Telecommunications - (1.16)%
				Acme Packet Inc (a)	7,900		151
Hudson City Bancorp Inc	19,800	142
				ADTRAN Inc	14,510		295
				Anixter International Inc	400		24
Semiconductors - (1.47)%				Aruba Networks Inc (a)	26,690		524
Advanced Micro Devices Inc (a)	10,700	40		CenturyLink Inc	1,500		63
Aixtron SE NA	6,980	102		Ciena Corp (a)	18,200		249
Altera Corp	4,700	175		Comtech Telecommunications Corp	6,400		180
ASML Holding NV	423	24		Corning Inc	9,960		119
Atmel Corp (a)	22,900	136		Crown Castle International Corp (a)	7,207		457
Broadcom Corp	2,528	90		Deutsche Telekom AG	15,358		183
Cavium Inc (a)	10,400	336		Elisa OYJ	4,277		90
Cirrus Logic Inc (a)	4,840	201		Finisar Corp (a)	23,500		323
Cree Inc (a)	16,400	463		Harris Corp	6,900		324
Dialog Semiconductor PLC (a)	1,530	33		InterDigital Inc/PA	19,900		672
DSP Group Inc (a)	20,302	116		IPG Photonics Corp (a)	2,900		178
Exar Corp (a)	9,712	74		Juniper Networks Inc (a)	5,000		87
Fairchild Semiconductor International Inc (a)	1,700	25		Koninklijke KPN NV	10,753		92
Hittite Microwave Corp (a)	7,328	384		Leap Wireless International Inc (a)	26,200		143
Infineon Technologies AG	42,984	297		MetroPCS Communications Inc (a)	13,017		127
Intersil Corp	1,000	9		NII Holdings Inc (a)	6,700		42
Lam Research Corp (a)	9,360	320		NTT DOCOMO Inc	25		42
Linear Technology Corp	600	20		Plantronics Inc	500		18
LSI Corp (a)	29,530	230		RF Micro Devices Inc (a)	12,800		48
Microchip Technology Inc	40,154	1,395		SBA Communications Corp (a)	1,100		66
Micron Technology Inc (a)	17,725	110		Softbank Corp	1,600		66
Qualcomm Inc	8,200	504		Swisscom AG	51		21

See accompanying notes.

82

Schedule of Investments Global Multi-Strategy Fund August 31, 2012

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)
Telecommunications (continued)
Telefonica SA	9,549	$121
ViaSat Inc (a)	2,717	105
Virgin Media Inc	20,446	564
Windstream Corp	26,752	264
		$5,638
Textiles - (0.04)%
Mohawk Industries Inc (a)	2,987	215
Toys, Games & Hobbies - (0.03)%
Nintendo Co Ltd	700	79
Sanrio Co Ltd	1,500	52
		$131
Transportation - (0.50)%
Cargotec Oyj	1,862	44
CH Robinson Worldwide Inc	2,700	153
Expeditors International of Washington Inc	400	15
FedEx Corp	7,070	619
Genesee & Wyoming Inc (a)	1,500	95
Hankyu Hanshin Holdings Inc	7,000	40
JB Hunt Transport Services Inc	1,000	52
Kansas City Southern	3,218	249
Keikyu Corp	3,000	29
Kirby Corp (a)	9,261	487
Knight Transportation Inc	6,000	86
Kuehne + Nagel International AG	369	42
Mitsui OSK Lines Ltd	46,000	116
Nippon Express Co Ltd	1,000	4
Nippon Yusen KK	8,000	16
PostNL NV	39,837	143
Tidewater Inc	2,200	105
United Parcel Service Inc	1,100	81
Yamato Holdings Co Ltd	2,400	40
		$2,416

Trucking & Leasing - (0.03)%
GATX Corp	3,100	128

TOTAL COMMON STOCKS (proceeds $138,206)		$144,327
PREFERRED STOCKS - (0.02)%	Shares	Value(000	's)

Automobile Manufacturers - (0.02)%
Porsche Automobil Holding SE	1,923	99

TOTAL PREFERRED STOCKS (proceeds $104)		$99
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (6.86)%	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) - (6.61)%
3.50%, 10/1/2025	$18,000	$19,122
4.50%, 6/1/2041	3,000	3,262
4.50%, 10/1/2041	5,000	5,407
4.50%, 9/1/2042	3,000	3,247
5.00%, 9/1/2040	1,000	1,092
		$32,130

U.S. Treasury - (0.25)%
1.75%, 5/15/2022	800	817
2.00%, 2/15/2022	400	418
		$1,235
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$33,365
OBLIGATIONS (proceeds $33,232)

(a) Non-Income Producing Security

See accompanying notes.

83

Schedule of Investments Opportunistic Municipal Fund August 31, 2012

COMMON STOCKS - 6.04%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 6.04%				MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Market Vectors High Yield Municipal Index	15,031	$494		New York (continued)
ETF				New York Liberty Development Corp
SPDR Nuveen S&P High Yield Municipal	7,800	448		5.25%, 10/01/2035	$420	$488
Bond ETF						$1,045
		$942
TOTAL COMMON STOCKS		$942		Oregon - 3.38%
				Warm Springs Reservation Confederated
	Principal			Tribe
BONDS- 2.24%	Amount (000's)	Value(000	's)	6.38%, 11/01/2033	500	528
U.S. Municipals - 2.24%
Oglala Sioux Tribe				Texas - 4.23%
5.00%, 10/01/2022(a)	$350	$350
				Texas Private Activity Bond Surface
				Transportation Corp
TOTAL BONDS		$350		6.88%, 12/31/2039	550	660
	Principal
MUNICIPAL BONDS - 115.93%	Amount (000's)	Value(000	's)
				Vermont - 3.31%
California - 61.12%				Vermont Student Assistance Corp
California Educational Facilities Authority				5.10%, 06/15/2032	500	516
5.00%, 10/01/2038(b)	$900	$1,029
5.00%, 01/01/2039(b)	1,724	1,901
City of Los Angeles CA GNMA COLL				Virgin Islands - 5.85%
6.25%, 09/20/2039	1,000	1,001		Virgin Islands Public Finance Authority
Coachella Valley Unified School				6.38%, 10/01/2019	910	913
District/CA AGM
0.00%, 08/01/2039(c)	2,500	568		Virginia - 7.62%
La Verne Public Financing Authority				Fairfax County Industrial Development
7.25%, 09/01/2026	700	701		Authority
Los Alamitos Unified School District AGM				5.00%, 05/15/2040(b)	599	667
0.00%, 08/01/2025(c)	500	260		Virginia Small Business Financing Authority
0.00%, 08/01/2027(c)	500	230		5.00%, 01/01/2040	500	522
Morongo Band of Mission Indians/The						$1,189
6.50%, 03/01/2028(d)	825	880
San Diego Community College District				Wisconsin - 5.90%
5.25%, 08/01/2033(b)	1,050	1,255		Public Finance Authority
University of California				5.00%, 07/01/2042(e)	250	251
5.25%, 05/15/2039(b)	1,500	1,713		6.00%, 07/15/2042	665	670
		$9,538				$921
				TOTAL MUNICIPAL BONDS		$18,091
Delaware - 2.33%				Total Investments		$19,383
Delaware State Economic Development				Liability for Floating Rate Notes Issued in Conjunction with
Authority				Securities Held - (24.66)%
5.00%, 09/01/2042	350	364		Notes with an interest rate of 0.18% at August	$(3,848)	$(3,848)
				31, 2012 and contractual maturity of collateral
Florida - 3.21%				from 2017-2020.(f)
Orange County Housing Finance Authority				Total Net Investments		$15,535
7.00%, 10/01/2025	500	501		Other Assets in Excess of Liabilities, Net - 0.45%		$70
				TOTAL NET ASSETS - 100.00%		$15,605
Georgia - 3.56%
City of Atlanta GA				(a)	Market value is determined in accordance with procedures established in
7.38%, 01/01/2031	500	556		good faith by the Board of Directors. At the end of the period, the value of
				these securities totaled $350 or 2.24% of net assets.
Indiana - 3.17%				(b)	Security or portion of underlying security related to Inverse Floaters
Indiana Finance Authority				entered into by the Fund. See Notes to Financial Statements for additional
5.75%, 08/01/2042	500	494		information.
				(c) Non-Income Producing Security
				(d)	Security exempt from registration under Rule 144A of the Securities Act of
Maryland - 2.68%				1933. These securities may be resold in transactions exempt from
Maryland Economic Development Corp				registration, normally to qualified institutional buyers. Unless otherwise
5.38%, 06/01/2025	390	418		indicated, these securities are not considered illiquid. At the end of the
				period, the value of these securities totaled $880 or 5.64% of net assets.
New Jersey - 2.87%				(e)	Security purchased on a when-issued basis.
New Jersey Economic Development				(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
Authority				effect at August 31, 2012
5.00%, 06/15/2029	405	448
New York - 6.70%
Brooklyn Arena Local Development Corp
6.25%, 07/15/2040	480	557

See accompanying notes.

84

Schedule of Investments Opportunistic Municipal Fund August 31, 2012

Portfolio Summary (unaudited)
Sector	Percent
Revenue Bonds	87 .75%
Insured	13 .20%
General Obligation Unltd	8.04%
Exchange Traded Funds	6.04%
Tax Allocation	3.56%
Prerefunded	3.38%
Government	2.24%
Liability For Floating Rate Notes Issued	(24.66)%
Other Assets in Excess of Liabilities, Net	0.45%
TOTAL NET ASSETS	100.00%

See accompanying notes.

85

Schedule of Investments
Preferred Securities Fund
August 31, 2012

COMMON STOCKS - 0.05%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)
Publicly Traded Investment Fund - 0.05%			Diversified Financial Services (continued)
BlackRock Preferred Income Strategies Fund	201,483	$2,281	Citigroup Capital VIII	190,879		$4,862
Inc			Citigroup Capital X	340,281		8,507
			Citigroup Capital XI	335,869		8,400
TOTAL COMMON STOCKS		$2,281	Citigroup Capital XIII	272,299		7,510
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital XV	2,700		68
1.06%	Shares Held Value (000's)		Citigroup Capital XVI	115,016		2,885
			Citigroup Capital XVII	9,000		226
Banks - 0.89%			Corporate-Backed Trust Certificates 6.00%;	170,000		4,138
Bank of America Corp	21,362	22,580	Series GS
Wells Fargo & Co	14,993	17,931	Corporate-Backed Trust Certificates 6.25%;	4,798		123
		$40,511	Series BMY
REITS - 0.17%			Corporate-Backed Trust Certificates 6.30%;	7,100		175
CommonWealth REIT 6.50%; Series D	337,669	7,810	Series GS
			Credit Suisse AG/Guernsey	1,513,192		39,600
TOTAL CONVERTIBLE PREFERRED STOCKS		$48,321	General Electric Capital Corp 6.00%	21,943		565
PREFERRED STOCKS - 44.82%	Shares Held	Value (000's)	General Electric Capital Corp 6.05%	26,342		678
			JP Morgan Chase Capital XI	674,137		17,137
Banks - 11.29%			JP Morgan Chase Capital XXIX	213,800		5,638
BAC Capital Trust V	66,100	1,642	Merrill Lynch Capital Trust I	331,100		8,258
BAC Capital Trust VIII	162,900	4,038	Merrill Lynch Capital Trust II	134,361		3,346
Bank of America Corp 6.38%; Series 3	26,378	648	Merrill Lynch Preferred Capital Trust III	5,800		146
Bank of America Corp 6.63%; Series I	203,384	5,335	Merrill Lynch Preferred Capital Trust IV	91,500		2,309
Bank of America Corp 8.20%; Series H	25,080	647	Merrill Lynch Preferred Capital Trust V	138,300		3,499
Barclays Bank PLC 7.10%	1,020,235	25,567	Morgan Stanley Capital Trust III	350,200		8,674
Barclays Bank PLC 7.75%	644,829	16,295	Morgan Stanley Capital Trust IV	513,971		12,860
Barclays Bank PLC 8.13%	288,639	7,381	Morgan Stanley Capital Trust V	422,449		10,485
Capital One Financial Corp (a)	572,601	14,315	Morgan Stanley Capital Trust VI	329,981		8,259
COBANK ACB 11.00%; Series C (b)	202,000	10,826	Morgan Stanley Capital Trust VII	204,653		5,131
COBANK ACB 11.00%; Series D	115,000	6,383	Morgan Stanley Capital Trust VIII	97,460		2,435
COBANK ACB 7.00% (b)	106,500	5,425	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800		443
Countrywide Capital V	210,131	5,257	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200		1,442
Countrywide Financial Corp	679,219	16,980	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600		1,014
Deutsche Bank Capital Funding Trust IX	16,450	410	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,991		351
Deutsche Bank Capital Funding Trust VIII	397,803	9,822	SATURNS 2004-04	125,601		3,122
Deutsche Bank Capital Funding Trust X	349,285	8,914	SATURNS 2004-06	174,400		4,315
Deutsche Bank Contingent Capital Trust II	2,235,612	56,047				$231,830
Deutsche Bank Contingent Capital Trust III	529,600	13,997
Deutsche Bank Contingent Capital Trust V	22,500	609	Electric - 3.13%
HSBC Holdings PLC 6.20%	1,074,600	26,951	Alabama Power Co	89,000		2,608
HSBC Holdings PLC 8.00%	568,600	15,727	Dominion Resources Inc/VA	1,167,035		33,284
HSBC USA Inc	186,080	9,384	Entergy Arkansas Inc	34,863		978
HSBC USA Inc 6.50%	231,200	5,937	Entergy Louisiana LLC 5.28%	248,100		6,654
JP Morgan Chase & Co (a)	114,000	2,855	Entergy Louisiana LLC 6.00%	3,369		96
Lloyds Banking Group PLC	130,071	3,621	Entergy Mississippi Inc	17,012		489
M&T Bank Corp - Series A (a)	10,400	10,570	Entergy Texas Inc	942,216		27,042
M&T Bank Corp - Series C (a)	7,100	7,207	Georgia Power Co 6.50%	77,300		8,730
M&T Capital Trust IV	377,056	9,826	Georgia Power Co 8.20%	180,510		5,280
Morgan Stanley	104,100	1,985	Gulf Power Co 6.00%	60,914		6,166
PNC Financial Services Group Inc 6.13%;	1,415,400	39,192	Gulf Power Co 6.45%	4,600		508
Series P			NextEra Energy Capital Holdings Inc - Series	459,970		13,003
PNC Financial Services Group Inc 9.88%;	156,677	4,172	F
Series L			NextEra Energy Capital Holdings Inc - Series	310,000		8,358
Royal Bank of Scotland Group PLC 5.75%;	591,134	12,556	G
Series L			NextEra Energy Capital Holdings Inc - Series	177,585		4,725
Royal Bank of Scotland Group PLC 6.75%;	6,000	128	H
Series Q			SCANA Corp	20,135		575
Santander Finance Preferred SAU	1,226,351	33,443	Xcel Energy Inc	920,539		23,989
State Street Corp (a)	1,446,400	36,435				$142,485
TCF Financial Corp	228,996	6,068	Hand & Machine Tools - 0.62%
US Bancorp - Series A	2,300	2,025	Stanley Black & Decker Inc	1,070,850		28,067
US Bancorp - Series G	2,090,100	57,917
Wells Fargo Capital IX	433,341	11,050
Wells Fargo Capital VII	280,807	7,208	Insurance - 9.40%
		$514,795	Aegon NV 4.00%	66,900		1,493
			Aegon NV 6.38%	975,042		24,357
Diversified Financial Services - 5.09%			Aegon NV 6.50%	246,558		6,060
Affiliated Managers Group Inc	5,000	128	Aegon NV 8.00%	62,317		1,731
Ameriprise Financial Inc	1,140,265	31,927	Allianz SE	1,026,282		26,876
Charles Schwab Corp/The	12,163	316	American Financial Group Inc/OH	249,000		6,262
Citigroup Capital IX	462,079	11,492	Arch Capital Group Ltd	376,600		10,308
Citigroup Capital VII	450,500	11,366	Aspen Insurance Holdings Ltd	143,802		3,840

See accompanying notes.

86

Schedule of Investments
Preferred Securities Fund
August 31, 2012

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				REITS (continued)
Axis Capital Holdings Ltd	2,072,850	$56,920		Vornado Realty LP	1,445,611		$40,911
Delphi Financial Group Inc 7.38%	527,604	13,091		Vornado Realty Trust - Series F	400,596		10,295
Everest Re Capital Trust II	327,505	8,374		Vornado Realty Trust - Series H	110,700		2,833
Hartford Financial Services Group Inc	779,236	21,936		Vornado Realty Trust - Series I	116,293		2,981
ING Groep NV 6.13%	69,248	1,586		Vornado Realty Trust - Series J	174,963		4,785
ING Groep NV 6.20%	30,250	702		Vornado Realty Trust - Series K	917,000		22,870
ING Groep NV 6.38%	849,100	19,682		Wachovia Corp 7.25%	499,697		13,547
ING Groep NV 7.05%	1,019,994	25,255		Weingarten Realty Investors 6.50%	803,368		20,502
ING Groep NV 7.20%	166,345	4,122		Weingarten Realty Investors 6.95%	204,100		5,225
ING Groep NV 7.38%	862,200	21,546		Weingarten Realty Investors 8.10%	1,749,751		41,049
ING Groep NV 8.50%	50,340	1,296					$475,276
PartnerRe Ltd 6.50%	198,006	5,041
PartnerRe Ltd 6.75%	273,360	6,932		Savings & Loans - 0.46%
PartnerRe Ltd 7.25%	11,415	318		First Niagara Financial Group Inc	704,500		21,107
PLC Capital Trust V	254,804	6,472
Protective Life Corp 6.25%	336,151	8,642		Sovereign - 0.61%
Protective Life Corp 7.25%	341,782	8,657		Farm Credit Bank of Texas	23,800		27,675
Prudential Financial Inc	682,818	18,197
Prudential PLC 6.50%	96,549	2,493
Prudential PLC 6.75%	170,992	4,403		Telecommunications - 3.73%
				Centaur Funding Corp (a),(b)	2,950		1,849
Reinsurance Group of America Inc	420,000	11,269		Centaur Funding Corp 9.08% (b),(c)	54,403		65,930
RenaissanceRe Holdings Ltd - Series C	242,277	6,122
RenaissanceRe Holdings Ltd - Series D	650,423	16,534		Qwest Corp 7.00%	253,178		6,755
WR Berkley Capital Trust II	746,777	19,118		Qwest Corp 7.00%	520,255		13,875
XLIT Ltd	80,144	58,906		Qwest Corp 7.38%	372,908		10,128
		$428,541		Qwest Corp 7.50%	953,711		26,265
				Telephone & Data Systems Inc 6.63%	326,963		8,413
Oil & Gas - 0.06%				Telephone & Data Systems Inc 7.00%	1,210,015		33,299
Nexen Inc	107,689	2,757		United States Cellular Corp	125,584		3,509
							$170,023
REITS - 10.43%				TOTAL PREFERRED STOCKS			$2,042,556
CommonWealth REIT 7.50%	306,230	6,700			Principal
CommonWealth REIT - Series E	174,921	4,609		BONDS- 47.55%	Amount (000's)	Value	(000	's)
DDR Corp - Series H	1,068	27		Banks- 16.92%
Digital Realty Trust Inc - Series E	590,135	16,311		Abbey National Capital Trust I
Duke Realty Corp 6.50%	283,473	7,160		8.96%, 12/31/2049	$14,438		$14,799
Duke Realty Corp 6.60%	81,400	2,061		ABN Amro North American Holding Preferred
Duke Realty Corp 6.63%	261,100	6,621		Capital Repackage Trust I
Harris Preferred Capital Corp	69,400	1,790		6.52%, 12/29/2049(b),(d)	31,550		29,342
Health Care REIT Inc	617,185	16,596		Agfirst Farm Credit Bank
Hospitality Properties Trust 7.00%; Series C	77,899	1,964		7.30%, 10/29/2049(b),(e)	1,850		1,849
Hospitality Properties Trust 7.13%; Series D	408,113	11,158		BAC Capital Trust XIII
Kimco Realty Corp 5.50%	500,143	12,398		4.00%, 12/31/2049(d)	34,064		26,797
Kimco Realty Corp 6.00%	608,300	15,731		BankAmerica Institutional Capital B
Kimco Realty Corp 6.90%	341,085	9,912		7.70%, 12/31/2026(b)	6,760		6,861
Kimco Realty Corp 7.75%	1,693,705	43,223		Barclays Bank PLC
National Retail Properties Inc	455,621	12,097		6.28%, 12/31/2049	14,300		12,101
Prologis Inc - Series L	149,704	3,789		6.86%, 09/29/2049(b),(d)	19,602		17,887
Prologis Inc - Series M	50,200	1,274		7.43%, 09/29/2049(b),(d)	5,506		5,618
Prologis Inc - Series P	68,009	1,743		BBVA International Preferred SAU
Prologis Inc - Series Q	125,000	7,602		5.92%, 12/30/2049(d)	28,595		18,961
Prologis Inc - Series S	92,900	2,370		BNP Paribas SA
PS Business Parks Inc - Series P	581,480	14,828		5.19%, 06/29/2049(b),(d)	11,020		9,835
PS Business Parks Inc - Series R	130,211	3,542		BPCE SA
PS Business Parks Inc - Series S	46,415	1,265		1.95%, 07/29/2049(d)	6,000		2,660
PS Business Parks Inc - Series T	79,059	2,046		6.75%, 01/27/2049	11,500		8,837
Public Storage Inc 5.75%; Series T	442,900	11,786		12.50%, 08/29/2049(b)	500		538
Public Storage Inc 5.90%	56,300	1,504		Capital One Capital VI
Public Storage Inc 6.18%; Series D	2,609	67		8.88%, 05/15/2040	4,200		4,298
Public Storage Inc 6.35%; Series R	746,444	20,602		CBA Capital Trust II
Public Storage Inc 6.45%; Series F	258,976	6,658		6.02%, 03/15/2036(b)	3,400		3,373
Public Storage Inc 6.45%; Series X	218,567	5,611		Claudius Ltd for Credit Suisse
Public Storage Inc 6.50%; Series Q	7,688	221		7.88%, 06/29/2049	12,892		13,504
Public Storage Inc 6.88%	3,701	103		8.25%, 06/29/2049	1,000		1,038
Realty Income Corp - Series D	291,177	7,460		Cooperatieve Centrale Raiffeisen-
Realty Income Corp - Series F	853,083	23,204		Boerenleenbank BA/Netherlands
Regency Centers Corp (a)	441,029	11,034		11.00%, 12/29/2049(b),(d)	24,170		31,300
Regency Centers Corp 6.63%	230,854	6,233		Countrywide Capital III
Regency Centers Corp 6.70%	243,451	6,178		8.05%, 06/15/2027	28,485		32,900
Senior Housing Properties Trust (a)	115,931	2,800

See accompanying notes.

87

Schedule of Investments
Preferred Securities Fund
August 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Banks (continued)				Banks (continued)
Credit Agricole SA				Santander Finance Preferred SAU
8.38%, 10/13/2049(b),(d)	$3,000	$2,749		10.50%, 03/29/2049(d)	$1,520		$1,538
Credit Suisse Group Guernsey I Ltd				Societe Generale SA
7.88%, 02/24/2041(d)	17,900	17,990		1.21%, 12/29/2049(b),(d)	7,500		4,118
Den Norske Creditbank				5.92%, 04/29/2049(b),(d)	57,852		45,992
0.75%, 11/29/2049(d)	8,940	4,738		8.75%, 10/29/2049	25,490		24,865
0.86%, 08/29/2049(d)	6,150	3,260		Standard Chartered PLC
Deutsche Bank Capital Funding Trust I				0.75%, 07/29/2049(d)	2,000		940
3.43%, 12/29/2049(b),(d)	12,520	8,271		7.01%, 07/29/2049(b)	18,850		18,944
Deutsche Bank Capital Funding Trust VII				State Street Capital Trust III
5.63%, 01/29/2049(b),(d)	3,000	2,708		5.46%, 01/29/2049(d)	250		251
Dresdner Funding Trust I				State Street Capital Trust IV
8.15%, 06/30/2031(b)	26,040	22,603		1.47%, 06/15/2037(d)	600		429
Fifth Third Capital Trust IV				USB Capital IX
6.50%, 04/15/2049(d)	22,600	22,600		3.50%, 10/29/2049(d)	4,403		3,752
First Empire Capital Trust I				Wachovia Capital Trust III
8.23%, 02/01/2027	7,250	7,354		5.57%, 03/29/2049(d)	20,700		20,441
First Hawaiian Capital I							$771,009
8.34%, 07/01/2027	8,410	8,410
First Union Capital II				Diversified Financial Services - 10.73%
7.95%, 11/15/2029	3,700	4,160		Ageas Hybrid Financing SA
Goldman Sachs Capital II				8.25%, 12/29/2049	30,822		28,603
4.00%, 06/01/2043(d)	4,000	2,917		American Express Co
				6.80%, 09/01/2066(d)	16,800		17,892
HBOS Capital Funding No2 LP
6.07%, 06/29/2049(b),(d)	5,590	4,054		Capital One Capital III
HSBC Bank PLC				7.69%, 08/01/2049	12,919		13,048
0.99%, 09/29/2049(d)	5,000	2,225		Capital One Capital IV
1.00%, 06/29/2049(d)	5,000	2,225		6.75%, 02/17/2037	57,890		58,179
HSBC Capital Funding LP/Jersey				Charles Schwab Corp/The
				7.00%, 02/01/2049(d)	26,600		29,872
10.18%, 12/29/2049(b),(d)	14,000	18,760
HSBC USA Capital Trust I				General Electric Capital Corp
				6.25%, 12/15/2022(d)	59,725		61,687
7.81%, 12/15/2026(b)	300	302
				6.38%, 11/15/2067(d)	4,715		4,968
HSBC USA Capital Trust III				7.13%, 12/15/2049(d)	16,700		18,240
7.75%, 11/15/2026	7,200	7,254
Huntington Capital III				Glen Meadow Pass-Through Trust
				6.51%, 02/12/2067(b),(d)	62,060		49,958
6.65%, 05/15/2037	12,600	12,635
JP Morgan Chase Capital XXI				Goldman Sachs Capital I
1.39%, 02/02/2037(d)	3,297	2,268		6.35%, 02/15/2034	8,900		8,846
KeyCorp Capital III				HSBC Finance Capital Trust IX
7.75%, 07/15/2029	3,500	3,984		5.91%, 11/30/2035	10,200		9,920
LBG Capital No.1 PLC				Macquarie Bank Ltd
7.88%, 11/01/2020(b)	11,100	10,739		10.25%, 06/20/2057	3,000		3,062
8.00%, 12/29/2049(b),(d)	30,400	27,360		Macquarie PMI LLC
M&T Bank Corp				8.38%, 12/02/2049	3,000		3,040
6.88%, 06/16/2049(b)	64,300	67,607		Man Group PLC
National Capital Trust II				5.00%, 08/09/2017	13,800		11,405
5.49%, 03/23/2015(b),(d)	5,600	5,544		Old Mutual Capital Funding LP
Natixis				8.00%, 05/29/2049	20,920		20,920
9.00%, 04/29/2049	532	459		Swiss Re Capital I LP
				6.85%, 05/29/2049(b),(d)	35,420		35,066
10.00%, 04/30/2049(d)	16,200	14,753
NB Capital Trust II				ZFS Finance USA Trust II
				6.45%, 12/15/2065(b),(d)	85,950		90,462
7.83%, 12/15/2026	14,134	14,169
NBP Capital Trust III				ZFS Finance USA Trust V
				6.50%, 05/09/2037(b)	22,883		24,056
7.38%, 10/27/2049	5,313	3,507
Nordea Bank AB							$489,224
5.42%, 12/20/2049(b)	4,000	3,840		Electric - 2.39%
8.38%, 09/25/2049	5,600	6,054		Dominion Resources Inc/VA
North Fork Capital Trust II				2.76%, 09/30/2049(d)	22,950		20,894
8.00%, 12/15/2027	11,150	11,234		Integrys Energy Group Inc
PNC Financial Services Group Inc				6.11%, 12/01/2066(d)	15,582		16,225
6.75%, 08/01/2049(d)	26,900	29,599		NextEra Energy Capital Holdings Inc
PNC Preferred Funding Trust I				6.35%, 10/01/2066(d)	4,000		4,190
2.12%, 03/29/2049(b),(d)	4,700	3,805		6.65%, 06/15/2067(d)	3,000		3,184
Rabobank Capital Funding Trust II				7.30%, 09/01/2067(d)	37,255		40,282
5.26%, 12/31/2013(b)	7,275	7,130		PPL Capital Funding Inc
Rabobank Capital Funding Trust III				6.70%, 03/30/2067(d)	22,325		22,911
5.25%, 12/29/2049(b),(d)	23,714	22,528		RWE AG
Royal Bank of Scotland Group PLC				7.00%, 10/12/2072(d)	1,216		1,267
7.65%, 08/29/2049(d)	18,560	17,446
							$108,953

See accompanying notes.

88

Schedule of Investments
Preferred Securities Fund
August 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Holding Companies - Diversified - 0.30%				Miscellaneous Manufacturing - 0.42%
Hutchison Whampoa International 12 Ltd				GE Capital Trust I
6.00%, 05/07/2049(b),(d)	$13,500	$13,905		6.38%, 11/15/2067	$18,008	$18,976
Insurance - 15.12%				Pipelines - 0.81%
ACE Capital Trust II				TransCanada PipeLines Ltd
9.70%, 04/01/2030	5,490	7,810		6.35%, 05/15/2067(d)	34,663	36,854
Aegon NV
1.71%, 07/29/2049(d)	31,648	14,811
Allstate Corp/The				Sovereign - 0.21%
6.13%, 05/15/2037(d)	16,259	16,686		Svensk Exportkredit AB
				6.38%, 10/29/2049(b)	10,000	9,578
6.50%, 05/15/2057	12,505	13,115
AXA SA
6.38%, 12/29/2049(b),(d)	41,868	35,640		Transportation - 0.65%
8.60%, 12/15/2030	13,565	15,526		BNSF Funding Trust I
Catlin Insurance Co Ltd				6.61%, 12/15/2055(d)	27,260	29,713
7.25%, 07/29/2049(b)	76,835	71,264
Chubb Corp/The				TOTAL BONDS		$2,167,223
6.38%, 03/29/2049(d)	2,100	2,223			Maturity
Dai-ichi Life Insurance Co Ltd/The				REPURCHASE AGREEMENTS - 5.41%	Amount (000's)	Value (000's)
7.25%, 12/31/2049(b)	15,750	17,534
Everest Reinsurance Holdings Inc				Banks - 5.41%
6.60%, 05/15/2037(d)	30,420	30,420		Investment in Joint Trading Account; Credit	$61,718	$61,717
Great-West Life & Annuity Insurance Capital				Suisse Repurchase Agreement; 0.17%
LP				dated 08/31/2012 maturing 09/04/2012
6.63%, 11/15/2034(b)	7,000	6,944		(collateralized by US Government
Great-West Life & Annuity Insurance Capital				Securities; $62,951,455; 0.00% - 11.25%;
LP II				dated 02/15/15 - 08/15/40)
7.15%, 05/16/2046(b),(d)	8,750	8,925		Investment in Joint Trading Account; Deutsche	72,452	72,451
ING Capital Funding Trust III				Bank Repurchase Agreement; 0.20% dated
4.06%, 12/31/2049(d)	7,000	6,024		08/31/2012 maturing 09/04/2012
Liberty Mutual Group Inc				(collateralized by US Government
7.00%, 03/15/2037(b),(d)	4,700	4,406		Securities; $73,899,534; 0.13% - 8.95%;
7.80%, 03/15/2037(b)	13,998	14,820		dated 09/05/12 - 07/15/36)
Lincoln National Corp				Investment in Joint Trading Account; JP	56,351	56,350
6.05%, 04/20/2067(d)	7,520	7,257		Morgan Repurchase Agreement; 0.17%
7.00%, 05/17/2066(d)	12,775	12,775		dated 08/31/2012 maturing 09/04/2012
MetLife Capital Trust IV				(collateralized by US Government
7.88%, 12/15/2037(b)	19,200	22,464		Securities; $57,477,416; 0.00% - 8.63%;
MetLife Capital Trust X				dated 09/13/12 - 02/15/35)
9.25%, 04/08/2038(b)	27,375	34,903		Investment in Joint Trading Account; Merrill	56,144	56,143
Mitsui Sumitomo Insurance Co Ltd				Lynch Repurchase Agreement; 0.18%
7.00%, 03/15/2049(b)	23,500	25,881		dated 08/31/2012 maturing 09/04/2012
MMI Capital Trust I				(collateralized by US Government
7.63%, 12/15/2027	1,073	1,286		Securities; $57,265,680; 0.22% - 5.50%;
Nationwide Financial Services Inc				dated 09/14/12 - 07/15/36)
6.75%, 05/15/2037	68,095	68,776				$246,661
Oil Insurance Ltd				TOTAL REPURCHASE AGREEMENTS		$246,661
3.44%, 12/29/2049(b),(d)	10,000	8,567		Total Investments		$4,507,042
Progressive Corp/The				Other Assets in Excess of Liabilities, Net - 1.11%		$50,519
6.70%, 06/15/2037	5,550	5,966		TOTAL NET ASSETS - 100.00%		$4,557,561
Prudential Financial Inc
5.88%, 09/15/2042(d)	20,900	21,109
Prudential PLC				(a) Non-Income Producing Security
6.50%, 06/29/2049	30,950	30,486		(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.75%, 12/23/2049	4,800	5,124		1933. These securities may be resold in transactions exempt from
11.75%, 12/29/2049(d)	10,185	11,687		registration, normally to qualified institutional buyers. Unless otherwise
QBE Capital Funding II LP				indicated, these securities are not considered illiquid. At the end of the
6.80%, 06/29/2049(b),(d)	11,115	10,278		period, the value of these securities totaled $1,041,883 or 22.86% of net
QBE Capital Funding III Ltd				assets.
7.25%, 05/24/2041(b),(d)	87,695	85,875		(c) Affiliated Security
Reinsurance Group of America Inc				(d)	Variable Rate. Rate shown is in effect at August 31, 2012.
6.75%, 12/15/2065(d)	22,450	21,834		(e) Security is Illiquid
Sirius International Group Ltd
7.51%, 05/29/2049(b),(d)	1,175	1,182
USF&G Capital III
8.31%, 07/01/2046(b)	2,000	2,488
XL Group PLC
6.50%, 12/31/2049(d)	49,300	44,925
		$689,011

See accompanying notes.

89

Schedule of Investments
Preferred Securities Fund
August 31, 2012

Portfolio Summary (unaudited)
Sector			Percent
Financial			85 .91%
Utilities			5.52%
Communications			3.73%
Industrial			1.69%
Energy			0.87%
Government			0.82%
Diversified			0.30%
Exchange Traded Funds			0.05%
Other Assets in Excess of Liabilities, Net			1.11%
TOTAL NET ASSETS		100.00%

	August 31,	August 31,						August 31,	August 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	21,543	$21,198	32,860	$38,026	—		$—	54,403	$59,224

		$21,198		$38,026			$–		$59,224

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Other Investment Companies
Centaur Funding Corp 9.08%		$3,772	$		—	$			—
		$3,772	$		—	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

90

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2012

COMMON STOCKS - 95.54%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Automobile Manufacturers - 1.38%			Healthcare - Services - 1.15%
New Flyer Industries Inc	531,571	$4,179	CML HealthCare Inc	397,960		$3,464
Automobile Parts & Equipment - 1.85%			Housewares - 0.63%
Autoliv Inc	94,345	5,594	Newell Rubbermaid Inc	105,648		1,894
Banks - 7.63%			Insurance - 6.53%
City Holding Co	69,010	2,355	Fidelity National Financial Inc	176,208		3,320
Community Trust Bancorp Inc	120,657	4,149	HCC Insurance Holdings Inc	114,236		3,779
First Financial Bancorp	77,468	1,261	OneBeacon Insurance Group Ltd	184,545		2,382
FirstMerit Corp	170,251	2,671	PartnerRe Ltd	59,826		4,391
FNB Corp/PA	158,453	1,735	Protective Life Corp	108,642		3,069
PacWest Bancorp	89,792	2,090	Validus Holdings Ltd	83,814		2,809
Sterling Bancorp/NY	267,425	2,656				$19,750
TrustCo Bank Corp NY	401,761	2,242
Washington Trust Bancorp Inc	158,147	3,916	Investment Companies - 1.12%
		$23,075	Ares Capital Corp	195,574		3,378
Chemicals - 6.75%
Canexus Corp	642,752	5,047	Machinery - Diversified - 3.87%
			Applied Industrial Technologies Inc	89,241		3,630
Huntsman Corp	292,471	4,206	Cascade Corp	61,504		3,018
Rockwood Holdings Inc	48,239	2,284
RPM International Inc	187,566	5,141	IDEX Corp	126,979		5,062
Sensient Technologies Corp	104,467	3,745				$11,710
		$20,423	Media - 1.84%
Coal - 1.97%			Sinclair Broadcast Group Inc	482,139		5,574
Alliance Resource Partners LP	96,441	5,973
			Miscellaneous Manufacturing - 1.53%
			Barnes Group Inc	43,979		1,041
Commercial Services - 2.25%			Crane Co	94,282		3,582
Landauer Inc	51,336	3,010
McGrath RentCorp	150,946	3,801				$4,623
		$6,811	Oil & Gas - 5.59%
			HollyFrontier Corp	113,164		4,559
Consumer Products - 2.48%			Pengrowth Energy Corp	559,023		3,777
Kimberly-Clark de Mexico SAB de CV ADR	378,351	3,836	Suburban Propane Partners LP	94,186		3,645
Tupperware Brands Corp	68,320	3,654	Vermilion Energy Inc	83,292		3,795
		$7,490	Zargon Oil & Gas Ltd	129,099		1,135
Electric - 3.98%						$16,911
Alliant Energy Corp	50,963	2,246
Great Plains Energy Inc	64,628	1,378	Packaging & Containers - 1.03%
Pepco Holdings Inc	141,209	2,727	Packaging Corp of America	96,924		3,104
PNM Resources Inc	157,693	3,244
SCANA Corp	51,830	2,454	Pipelines - 1.92%
		$12,049	Atlas Pipeline Partners LP	127,655		4,435
			ONEOK Inc	30,742		1,369
Electrical Components & Equipment - 3.16%						$5,804
Hubbell Inc	57,354	4,635
Molex Inc	185,485	4,925	Private Equity - 1.54%
		$9,560	Hercules Technology Growth Capital Inc	416,390		4,659
Electronics - 1.40%
Garmin Ltd	104,900	4,233	REITS - 13.07%
			Agree Realty Corp	130,099		3,229
			American Capital Agency Corp	94,752		3,301
Food - 1.01%			CapLease Inc	676,366		3,314
B&G Foods Inc	104,814	3,068	Capstead Mortgage Corp	378,866		5,433
			Colony Financial Inc	185,056		3,555
Gas - 2.26%			CYS Investments Inc	182,093		2,619
Just Energy Group Inc	358,706	3,974	Digital Realty Trust Inc	74,604		5,559
Vectren Corp	101,505	2,863	EastGroup Properties Inc	27,001		1,447
		$6,837	Hatteras Financial Corp	130,821		3,793
			Medical Properties Trust Inc	293,628		3,027
Hand & Machine Tools - 2.99%			Omega Healthcare Investors Inc	177,031		4,252
Lincoln Electric Holdings Inc	81,536	3,363				$39,529
Snap-on Inc	81,800	5,679
		$9,042	Retail - 1.33%
			Guess? Inc	154,349		4,022
Healthcare - Products - 1.64%
Meridian Bioscience Inc	66,754	1,180
Teleflex Inc	57,276	3,782
		$4,962

See accompanying notes.

91

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2012

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	35 .88%
Savings & Loans - 0.86%			Industrial	16 .14%
Capitol Federal Financial Inc	218,405	$2,592	Energy	9.48%
			Consumer, Non-cyclical	8.53%
			Consumer, Cyclical	7.30%
Semiconductors - 4.54%			Basic Materials	6.75%
Maxim Integrated Products Inc	221,230	6,004
Microchip Technology Inc	163,636	5,686	Utilities	6.24%
MKS Instruments Inc	75,204	2,039	Technology	5.20%
			Communications	5.15%
		$13,729	Liabilities in Excess of Other Assets, Net	(0 .67)%
Software - 0.66%			TOTAL NET ASSETS	100.00%
Computer Programs & Systems Inc	39,268	1,985
Telecommunications - 3.31%
Consolidated Communications Holdings Inc	229,175	3,731
Harris Corp	112,657	5,298
Windstream Corp	100,068	988
		$10,017
Toys, Games & Hobbies - 2.11%
Hasbro Inc	169,847	6,371
Trucking & Leasing - 2.16%
Fly Leasing Ltd ADR	204,157	2,666
TAL International Group Inc	114,081	3,880
		$6,546
TOTAL COMMON STOCKS		$288,958
CONVERTIBLE PREFERRED STOCKS -
1.36%	Shares Held	Value (000's)

REITS- 1.36%
Alexandria Real Estate Equities Inc	59,423	1,631
Entertainment Properties 9.00%; Series E	86,541	2,469
		$4,100
TOTAL CONVERTIBLE PREFERRED STOCKS		$4,100
	Maturity
REPURCHASE AGREEMENTS - 3.77%	Amount (000's)	Value (000's)

Banks- 3.77%
Investment in Joint Trading Account; Credit	$2,856	$2,855
Suisse Repurchase Agreement; 0.17%
dated 08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $2,912,604; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	3,352	3,352
Bank Repurchase Agreement; 0.20% dated
08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $3,419,143; 0.13% - 8.95%;
dated 09/05/12 - 07/15/36)
Investment in Joint Trading Account; JP	2,607	2,607
Morgan Repurchase Agreement; 0.17%
dated 08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $2,659,334; 0.00% - 8.63%;
dated 09/13/12 - 02/15/35)
Investment in Joint Trading Account; Merrill	2,598	2,598
Lynch Repurchase Agreement; 0.18%
dated 08/31/2012 maturing 09/04/2012
(collateralized by US Government
Securities; $2,649,538; 0.22% - 5.50%;
dated 09/14/12 - 07/15/36)
		$11,412
TOTAL REPURCHASE AGREEMENTS		$11,412
Total Investments		$304,470
Liabilities in Excess of Other Assets, Net - (0.67)%		$(2,027)
TOTAL NET ASSETS - 100.00%		$302,443

See accompanying notes.

92

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93

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
DIVERSIFIED REAL ASSET FUND
Class A shares
2012		$11 .82	$0 .10	$0 .30	$0 .40	($0 .03)	($0 .28)	($0 .31)	$11.91	3 .53%
2011		10.12	0.12	1 .63	1 .75	( 0 .03)	( 0 .02)	(0.05)	11 .82	17 .31
2010	(d)	10.00	0.03	0 .10	0 .13	( 0 .01)	–	(0.01)	10 .12	1 .33	(e)
Class C shares
2012		11.72	0.01	0 .30	0 .31	–	( 0 .28)	( 0 .28)	11 .75	2 .80
2011		10.10	0.04	1 .61	1 .65	( 0 .01)	( 0 .02)	(0.03)	11 .72	16 .44
2010	(d)	10.00	–	0.10	0.10	–	–	–	10 .10	1 .04	(e)
Class P shares
2012		11.85	0.12	0 .31	0 .43	( 0 .04)	( 0 .28)	(0.32)	11 .96	3 .78
2011	(g)	10.57	0.15	1 .19	1 .34	( 0 .04)	( 0 .02)	(0.06)	11 .85	12 .75	(e)
GLOBAL MULTI-STRATEGY FUND
Class A shares
2012	(h)	10.00	(0.04)	0 .36	0 .32	–	–	–	10 .32	3 .20	(e)
Class C shares
2012	(j)	10.18	(0.02)	0 .17	0 .15	–	–	–	10 .33	1 .47	(e)
Class P shares
2012	(h)	10.00	(0.02)	0 .36	0 .34	–	–	–	10 .34	3 .40	(e)
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2012	(j)	10.00	0.08	0 .28	0 .36	( 0 .07)	–	(0.07)	10 .29	3 .62	(e)
Class C shares
2012	(j)	10.00	0.07	0 .28	0 .35	( 0 .06)	–	(0.06)	10 .29	3 .48	(e)

See accompanying notes.

94

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

			Ratio of Expenses to
			Average Net Assets
			(Excluding
	Ratio of		Dividends and		Ratio of Expenses to				Ratio of Net
Net Assets, End of	Expenses to		Interest Expense on		Average Net Assets		Ratio of Gross		Investment Income
Period (in	Average Net		Short Sales and Short		(Excluding Interest		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Sale Fees)		Expense and Fees)		Net Assets		Assets		Turnover Rate

$246,133	1.25%		N/A		N/A		1 .44%	(c)	0 .86%		107 .3%
90,355	1.25		N/A		N/A		1 .32	(c)	1 .06		59 .7
9,577	1.25	(f)	N/A		N/A		2 .73 (c)	,(f)	0 .61	(f)	38.1	(f)

42,133	2.00		N/A		N/A		2 .13	(c)	0 .07		107 .3
37,833	2.00		N/A		N/A		2 .18	(c)	0 .37		59 .7
1,364	2.00	(f)	N/A		N/A		11 .08 (c)	,(f)	(0 .03	) (f)	38.1	(f)

39,474	1.04		N/A		N/A		1 .13	(c)	1 .05		107 .3
30,013	1.05	(f)	N/A		N/A		1 .05 (c)	,(f)	1 .37	(f)	59.7	(f)

8,465	2.70	(f)	2.00% (f),(i)		N/A		3 .62 (c)	,(f)	(0 .45	) (f)	196.0	(f)

1,529	3.30	(f)	2.75 (f)	,(i)	N/A		30.56 (c)	,(f)	(0 .83	) (f)	196.0	(f)

707	2.50	(f)	1.80 (f)	,(i)	N/A		12 .80 (c)	,(f)	(0 .19	) (f)	196.0	(f)

7,860	1.13	(f)	N/A		0 .90%	(f)	3 .23 (c)	,(f)	3 .78	(f)	93.8	(f)

7,745	1.88	(f)	N/A		1 .65	(f)	3 .93 (c)	,(f)	3 .03	(f)	93.8	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from March 16, 2010, date shares first offered, through August 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(h)	Period from October 24, 2011, date shares first offered, through August 31, 2012.
(i)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(j)	Period from June 14, 2012, date shares first offered, through August 31, 2012.

See accompanying notes.

95

					FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
PREFERRED SECURITIES FUND
Class A shares
2012		$9 .82	$0 .59	$0 .55	$1 .14	($0 .57)	($0 .03)	($0 .60)	$10 .36	12 .20%
2011		9.86	0.59	–	0 .59	( 0 .57)	( 0 .06)	(0.63)	9.82	6 .04
2010	(c)	8.88	0.51	0 .98	1 .49	( 0 .51)	–	(0.51)	9.86	17 .28	(d)
2009	(g)	6.68	0.59	2 .20	2 .79	( 0 .59)	–	(0.59)	8.88	44 .34
2008	(g)	10.11	0.58	( 3 .45)	( 2 .87)	( 0 .56)	–	(0.56)	6.68	(29 .61)
2007	(g)	10.76	0.59	( 0 .63)	( 0 .04)	( 0 .61)	–	(0.61)	10.11	(0 .45)
Class C shares
2012		9.81	0.51	0 .56	1 .07	( 0 .50)	( 0 .03)	(0.53)	10.35	11 .38
2011		9.85	0.51	0 .01	0 .52	( 0 .50)	( 0 .06)	(0.56)	9.81	5 .26
2010	(c)	8.87	0.45	0 .99	1 .44	( 0 .46)	–	(0.46)	9.85	16 .59	(d)
2009	(g)	6.68	0.53	2 .20	2 .73	( 0 .54)	–	(0.54)	8.87	43 .19
2008	(g)	10.11	0.52	( 3 .46)	( 2 .94)	( 0 .49)	–	(0.49)	6.68	(30 .14)
2007	(i)	10.79	0.39	( 0 .68)	( 0 .29)	( 0 .39)	–	(0.39)	10.11	(2 .72)	(d)
Class P shares
2012		9.77	0.60	0 .55	1 .15	( 0 .59)	( 0 .03)	(0.62)	10.30	12 .41
2011	(j)	10.04	0.54	( 0 .15)	0 .39	( 0 .60)	( 0 .06)	(0.66)	9.77	3 .93	(d)
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2012		9.28	0.34	1 .22	1 .56	( 0 .38)	–	(0.38)	10.46	17 .30
2011	(k)	10.00	0.06	( 0 .78)	( 0 .72)	–	–	–	9.28	(7 .20)	(d)
Class C shares
2012	(l)	9.87	0.05	0 .63	0 .68	( 0 .07)	–	(0.07)	10.48	6 .89	(d)
Class P shares
2012		9.38	0.38	1 .23	1 .61	( 0 .41)	–	(0.41)	10.58	17 .70
2011	(k)	10.00	0.07	( 0 .69)	( 0 .62)	–	–	–	9 .38	(6 .20) (d),(m)

See accompanying notes.

96

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

	Ratio of				Ratio of Net
Net Assets, End of	Expenses to		Ratio of Gross		Investment Income
Period (in	Average Net		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Net Assets		Assets		Turnover Rate

$1,139,496	1.06%		1 .06%		5 .94%		22 .9%
798,143	1.10		1 .10		5 .80		16 .8
874,721	1.07	(e)	1.10 (e)	,(f)	6 .57	(e)	23 .4	(e)
669,875	1.00	(h)	–		7 .87		26 .2
190,999	1.00	(h)	–		6 .61		18 .7
81,441	1.00	(h)	–		5 .65		33 .9

887,524	1.82		1 .82		5 .18		22 .9
669,953	1.85		1 .85		5 .06		16 .8
576,857	1.82	(e)	1.84 (e)	,(f)	5 .82	(e)	23 .4	(e)
432,896	1.75	(h)	–		7 .14		26 .2
116,229	1.75	(h)	–		5 .94		18 .7
21,750	1.75 (e)	,(h)	–		4 .85	(e)	33 .9	(e)

734,855	0.85		0 .85	(f)	6 .14		22 .9
349,253	0.76	(e)	0.76 (e)	,(f)	5 .86	(e)	16 .8	(e)

16,660	1.40		1 .60	(f)	3 .42		19 .1
3,697	1.40	(e)	7.11 (e)	,(f)	2 .99	(e)	43 .5	(e)

192	2.15	(e)	179.47 (e)	,(f)	2 .34	(e)	19 .1	(e)

5,288	1.00		1 .97	(f)	3 .69		19 .1
110	1.02	(e)	211.90 (e)	,(f)	3 .35	(e)	43 .5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	For the period November 1 to October 31 in the year indicated.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.
(j)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(k)	Period from June 6, 2011, date shares first offered, through August 31, 2011.
(l)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(m)	During 2011, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

97

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, (5 of the portfolios constituting the Principal Funds, Inc. (collectively the “Funds”)) as of August 31, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian, agent banks, and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2012, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 19, 2012

98

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
August 31, 2012 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
		Ending	During Period			Ending	During Period
	Beginning	Account Value	March 1,		Beginning	Account Value	March 1,	Annualized
	Account Value	August 31,	2012 to August		Account Value	August 31,	2012 to August	Expense
	March 1, 2012	2012	31, 2012(a)		March 1, 2012	2012	31, 2012(a)	Ratio
Diversified Real Asset Fund
Class A	$1,000.00	$1,005.06	$6.50		$1,000.00	$1,018.65	$6.55	1.29%
Class C	1,000.00	1,001.71	9.96		1,000.00	1,015.18	10.03	1.98
Class P	1,000.00	1,006.73	5.25		1,000.00	1,019.91	5.28	1.04

Global Multi-Strategy Fund
Class A	1,000.00	1,007.81	13.63		1,000.00	1,011.56	13.65	2.70
Class C	1,000.00	1,014.73	7.08	(b)	1,000.00	1,008.55	16.66	3.30
Class P	1,000.00	1,008.78	12.62		1,000.00	1,012.57	12.65	2.50

Global Multi-Strategy Fund
(Excluding Dividends and Interest Expense
on Shorts and Short Sale Fees)
Class A	1,000.00	1,007.81	10.09		1,000.00	1,015.08	10.13	2.00
Class C	1,000.00	1,014.73	5.90	(b)	1,000.00	1,011.28	13.92	2.75
Class P	1,000.00	1,008.78	9.09		1,000.00	1,016.09	9.11	1.80

Opportunistic Municipal Fund
Class A	1,000.00	1,036.23	2.45		1,000.00	1,019.46	5.74	1.13
Class C	1,000.00	1,034.82	4.08		1,000.00	1,015.69	9.53	1.88

Opportunistic Municipal Fund
(Excluding Interest Expense and Fess)
Class A	1,000.00	1,036.23	1.95		1,000.00	1,020.65	4.56	0.90
Class C	1,000.00	1,034.82	3.58		1,000.00	1,016.85	8.35	1.65

99

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
August 31, 2012 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	March 1,	Beginning	Account Value	March 1,	Annualized
	Account Value	August 31,	2012 to August	Account Value	August 31,	2012 to August	Expense
	March 1, 2012	2012	31, 2012(a)	March 1, 2012	2012	31, 2012(a)	Ratio
Preferred Securities Fund
Class A	$1,000.00	$1,067.43	$5.30	$1,000.00	$1,020.01	$5.18	1.02%
Class C	1,000.00	1,063.39	9.28	1,000.00	1,016.14	9.07	1.79
Class P	1,000.00	1,068.61	4.52	1,000.00	1,020.76	4.42	0.87

Small-MidCap Dividend Income Fund
Class A	1,000.00	1,022.18	7.12	1,000.00	1,018.10	7.10	1.40
Class C	1,000.00	1,068.89	4.74	1,000.00	1,014.33	10.89	2.15
Class P	1,000.00	1,023.68	5.09	1,000.00	1,020.11	5.08	1.00

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (June 14, 2012 to August 31, 2012), multiplied by 78/366 (to reflect the period since inception).

100

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	97	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	97	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	97	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

101

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following director is considered to be an “interested person” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President, CEO, and	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Chairman	since 2008, and Principal International Holding Company,
Member, Executive Committee	LLC since 2006; CEO, Princor since 2009; Senior Vice
1959	President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines,
IA 50392	.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of
Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,		Principal Occupation(s)
Address, and Year of Birth		During past 5 years
Michael J. Beer		Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President		Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392		since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961		Broker Dealer, PLIC.

Randy L. Bergstrom		Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown		Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer		President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Jill R. Brown		President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President		President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200		Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

102

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

103

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2012, and the Statement of Additional Information dated February 29, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

104

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended subadvisory agreement with Principal Global Investors, LLC (“PGI” or the “Subadviser”) related to the Opportunistic Municipal Fund and the Blue Chip Fund; and (2) an amended management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Opportunistic Municipal Fund and the Blue Chip Fund.

Advisory Agreements for the Opportunistic Municipal Fund and Blue Chip Fund

On March 12, 2012, the Board considered approval of advisory agreement related to the newly established Opportunistic Municipal Fund and Blue Chip Fund series of PFI (each, a “Fund” and together, the “Funds”). The Board considered the approval of (1) an amended management agreement (“Management Agreement”) between PFI, for each Fund, and the Manager and (2) an amended subadvisory Agreement (“Subadvisory Agreement”) between the Manager and the Subadviser. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”) The Board concluded that it was in the best interests of the Funds to approve the Advisory Agreements. In reaching this conclusion for each Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI and has demonstrated a commitment to support PFI. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2011, in connection with the renewal of the Management Agreements for PFI, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to each Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Funds, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds, and that the Board reviewed and approved for renewal that subadvisory agreement at its September 2011 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program.

Investment Performance. As the Funds are newly created series, the Board did not review performance of the Funds since no track record was available. With respect to the Opportunistic Municipal Fund, the Board considered the experience of the portfolio management team and reviewed the historical outperformance of the municipal funds since July 2011, at which time the Subadviser began providing subadvisory services, in comparison to the funds’ benchmarks. With respect to the Blue Chip Fund, the Board considered the experience of the portfolio management team and reviewed the historical one-year, three-year, five-year and ten-year performance as of December 31, 2011 of mid-cap equity funds managed by the Subadviser using the same investment process as will be used for the Blue Chip Fund. Such performance was also compared to the relevant Morningstar peer group and relevant benchmark index. The Board concluded, based on this information, that the historical investment performance record of each portfolio management team was satisfactory.

Fees, Economies of Scale and Profitability. The Board considered each Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Funds under the Management Agreement. The Board noted that the proposed management fee schedules for each Fund include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels.

105

With respect to the subadvisory fees proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser from its own management fee so that shareholders pay only the management fee. The Board also noted that the Subadviser represented that the proposed subadvisory fee for each Fund was not higher than fees charged to its other clients with comparable mandates. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. For the Opportunistic Municipal Fund, although the proposed subadvisory fee schedule does not include breakpoints, the Board concluded that the fee schedule is appropriate at currently anticipated asset levels. For the Blue Chip Fund, the Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

106

			SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholder Principal Funds, Inc. Held April 4, 2012

1	.	Election of Board of Directors

			For		Withheld
		Ballantine	7,826,466,779.225		337,381,057.912
		Barnes	7,818,835,728.587		345,012,108.550
		Beer	7,842,979,389.697		320,868,447.440
		Blake	7,835,532,198.896		328,315,638.241
		Damos	7,841,742,714.974		322,105,122.163
		Eucher	7,845,634,531.856		318,213,305.281
		Everett	7,832,019,913.664		331,827,923.473
		Gilbert	7,838,868,454.021		324,979,383.116
		Grimmett	7,841,835,118.443		322,012,718.694
		Hirsch	7,838,982,242.816		324,865,594.321
		Huang	7,820,848,316.594		342,999,520.543
		Kimball	7,842,780,310.301		321,067,526.836
		Lukavsky	7,811,384,660.618		352,463,176.519
		Pavelich	7,834,601,000.983		329,246,836.154

2	.	Approval of Amended and Restated Articles of Amendment

			For	Against	Abstain	Broker Non-Vote
			6,320,429,220.834	795,290,719.831	423,328,112.334	624,799,784.138

3	a.	Approval of Amended Fundamental Restriction Relating to Senior Securities

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	92,809,497.649	5,513,411.412	7,268,722.285	12,868.764
		Diversified Real Asset Fund	68,180,511.424	311,700.964	885,264.200	10,302,987.664
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		Preferred Securities Fund	185,545,011.396	3,148,369.955	8,480,951.895	45,665,082.776
		Small-MidCap Dividend Income Fund	23,103,995.397	140,041.917	473,638.495	831,559.988

3	b.	Approval of Amended Fundamental Restriction Relating to Commodities

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	93,072,304.042	5,133,577.895	7,385,749.409	12,868.764
		Diversified Real Asset Fund	68,173,429.036	303,810.274	900,238.278	10,302,986.664
		Global Multi-Strategy Fund	30,822,166.169	1,660,960.117	0.000	18,597.000
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		Preferred Securities Fund	185,223,382.973	3,391,200.078	8,559,753.195	45,665,079.776
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988

3	c.	Approval of Amended Fundamental Restriction Relating to Real Estate

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	92,745,864.904	5,577,044.157	7,268,722.285	12,868.764
		Diversified Real Asset Fund	68,150,759.035	321,939.043	904,778.510	10,302,987.664
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		International Equity Index Fund	56,605,120.447	2,433,467.404	2,736,371.628	0.000
		Preferred Securities Fund	185,414,226.809	3,163,851.724	8,596,255.713	45,665,081.776
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988

3	e.	Approval of Amended Fundamental Restriction Relating to Making Loans

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	91,393,250.647	6,929,658.414	7,268,722.285	12,868.764
		Diversified Real Asset Fund	68,117,777.963	321,665.850	938,032.775	10,302,987.664
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		International Equity Index Fund	57,701,617.581	2,433,467.404	1,639,874.494	0.000
		Preferred Securities Fund	184,996,112.002	3,625,826.667	8,552,393.577	45,665,083.776
		Small-MidCap Dividend Income Fund	23,078,169.485	165,867.829	473,638.495	831,559.988

107

3	f.	Approval of Amended Fundamental Restriction Relating to Diversification

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		Diversified Real Asset Fund	68,197,811.354	285,861.935	893,804.299	10,302,986.664
		International Equity Index Fund	57,069,191.459	3,065,893.525	1,639,874.495	0.000
		Preferred Securities Fund	185,636,574.606	2,984,300.776	8,553,463.864	45,665,076.776
		Small-MidCap Dividend Income Fund	23,244,037.314	0.000	473,638.495	831,559.988

3	g.	Approval of Amended Fundamental Restriction Relating to Concentration

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	93,901,005.635	4,421,903.426	7,268,722.285	12,868.764
		Global Multi-Strategy Fund	32,483,126.286	0.000	0.000	18,597.000
		International Equity Index Fund	57,069,191.399	2,433,467.404	2,272,300.676	0.000
		Small-MidCap Dividend Income Fund	23,185,656.203	58,381.111	473,638.495	831,559.988

3	i.	Approval of Elimination of Fundamental Restriction Relating to Short Sales

			For	Against	Abstain	Broker Non-Vote
		Bond Market Index Fund	87,453,449.505	10,841,014.804	7,297,167.037	12,868.764
		Diversified Real Asset Fund	68,014,268.309	411,412.705	951,795.574	10,302,987.664
		International Equity Index Fund	54,826,149.560	4,212,438.291	2,736,371.628	0.000
		Preferred Securities Fund	183,657,009.795	4,760,101.177	8,757,223.274	45,665,081.776
		Small-MidCap Dividend Income Fund	23,053,974.365	140,042.985	523,657.459	831,560.988

108

FEDERAL INCOME TAX INFORMATION
PRINCIPAL FUNDS, INC.
August 31, 2012 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended August 31, 2012. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2012, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage
Diversified Real Asset Fund	4%
Preferred Securities Fund	7%
Small-MidCap Dividend Income Fund	61%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax

Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2012, taxed at a maximum rate of 15% is as follows:

Percentage
Diversified Real Asset Fund	8%
Preferred Securities Fund	21%
Small-MidCap Dividend Income Fund	75%

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns.

For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the Fund’s transfer agent.

109

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV689-02 | 08/2012 | #t12081701hz

  2012 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Mark Grimmett, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.
August 31, 2011 - $42,384
August 31, 2012 - $65,905

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a). Those services related to the review of
Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.
August 31, 2011 - $4,000
August 31, 2012 - $0

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst
& Young has billed the following amounts for their professional tax services.
August 31, 2011 - $29,585
August 31, 2012 - $47,374

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors
of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1	.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited
Services to the Funds. For the purposes of this policy, Prohibited Services are:

· Services that are subject to audit procedure during a financial statement audit;
· Services where the auditor would act on behalf of management;
· Services where the auditor is an advocate to the client's position in an adversarial proceeding;
· Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
· Financial information systems design and implementation;
· Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
· Actuarial services;
· Internal audit functions or human resources;
· Broker or dealer, investment advisor, or investment banking services;
· Legal services and expert services unrelated to the audit;
· Tax planning services related to listed, confidential and aggressive transactions;
· Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Board of Directors who are not also officers of the Funds), including the immediate family members of such individuals;
· Any other service that the Public Company Accounting Oversight Board (PCAOB)
determines, by regulation, is impermissible.

2	.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the
Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5. The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds or Principal Management Corporation may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire or promote the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Board of Directors who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Board of Directors of the Principal Funds on March 13, 2012).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2011 - $122,083
August 31, 2012 - $117,422

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Principal Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO
Date	10/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO
Date	10/19/2012

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer
Date	10/19/2012